UNITED STATES
 SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23339

Name of Fund:  BlackRock Funds V
BlackRock Core Bond Portfolio
BlackRock High Yield Portfolio
BlackRock Income Fund
BlackRock Low Duration Bond Portfolio
BlackRock Mortgage-Backed Securities Fund (formerly, BlackRock GNMA Portfolio)
BlackRock Sustainable High Yield Bond Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds V, 50 Hudson Yards, New York, NY 10001

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2025

Date of reporting period: 09/30/2025

Item 1 – Reports to Stockholders

(a) The Reports to Shareholders are attached herewith.
BlackRock Core Bond Portfolio

Institutional Shares | BFMCX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock Core Bond Portfolio (the “Fund”) for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$44	0.43%

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Institutional Shares returned 2.82%.

  For the same period, the Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88%.

What contributed to performance?

The Fund’s allocations to structured products, U.S. investment grade corporate bonds and agency mortgage-backed securities, and contributed to performance for the annual period.

What detracted from performance?

The Fund’s positioning with respect to U.S. interest rates was the only source of negative return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Aggregate Bond Index
Oct 15	$10,009	$10,002
Nov 15	$9,977	$9,975
Dec 15	$9,942	$9,943
Jan 16	$10,067	$10,080
Feb 16	$10,139	$10,151
Mar 16	$10,222	$10,244
Apr 16	$10,274	$10,284
May 16	$10,263	$10,286
Jun 16	$10,441	$10,471
Jul 16	$10,503	$10,537
Aug 16	$10,481	$10,525
Sep 16	$10,478	$10,519
Oct 16	$10,403	$10,439
Nov 16	$10,190	$10,192
Dec 16	$10,211	$10,206
Jan 17	$10,223	$10,226
Feb 17	$10,298	$10,295
Mar 17	$10,290	$10,290
Apr 17	$10,366	$10,369
May 17	$10,443	$10,449
Jun 17	$10,444	$10,438
Jul 17	$10,479	$10,483
Aug 17	$10,568	$10,577
Sep 17	$10,526	$10,527
Oct 17	$10,529	$10,533
Nov 17	$10,499	$10,519
Dec 17	$10,533	$10,568
Jan 18	$10,446	$10,446
Feb 18	$10,336	$10,347
Mar 18	$10,381	$10,413
Apr 18	$10,315	$10,336
May 18	$10,393	$10,410
Jun 18	$10,372	$10,397
Jul 18	$10,385	$10,399
Aug 18	$10,444	$10,466
Sep 18	$10,368	$10,399
Oct 18	$10,271	$10,317
Nov 18	$10,320	$10,378
Dec 18	$10,481	$10,569
Jan 19	$10,633	$10,681
Feb 19	$10,637	$10,675
Mar 19	$10,848	$10,880
Apr 19	$10,866	$10,883
May 19	$11,043	$11,076
Jun 19	$11,208	$11,215
Jul 19	$11,258	$11,240
Aug 19	$11,526	$11,531
Sep 19	$11,459	$11,470
Oct 19	$11,484	$11,504
Nov 19	$11,484	$11,498
Dec 19	$11,510	$11,490
Jan 20	$11,718	$11,711
Feb 20	$11,912	$11,922
Mar 20	$11,575	$11,852
Apr 20	$11,903	$12,063
May 20	$12,037	$12,119
Jun 20	$12,167	$12,195
Jul 20	$12,374	$12,377
Aug 20	$12,313	$12,277
Sep 20	$12,310	$12,271
Oct 20	$12,282	$12,216
Nov 20	$12,418	$12,336
Dec 20	$12,465	$12,353
Jan 21	$12,384	$12,264
Feb 21	$12,227	$12,087
Mar 21	$12,072	$11,936
Apr 21	$12,162	$12,030
May 21	$12,178	$12,070
Jun 21	$12,294	$12,155
Jul 21	$12,410	$12,290
Aug 21	$12,388	$12,267
Sep 21	$12,305	$12,161
Oct 21	$12,308	$12,157
Nov 21	$12,323	$12,193
Dec 21	$12,290	$12,162
Jan 22	$12,029	$11,900
Feb 22	$11,855	$11,767
Mar 22	$11,519	$11,441
Apr 22	$11,057	$11,006
May 22	$11,114	$11,077
Jun 22	$10,904	$10,904
Jul 22	$11,193	$11,170
Aug 22	$10,900	$10,854
Sep 22	$10,376	$10,385
Oct 22	$10,237	$10,251
Nov 22	$10,648	$10,628
Dec 22	$10,594	$10,580
Jan 23	$10,985	$10,905
Feb 23	$10,716	$10,623
Mar 23	$10,981	$10,893
Apr 23	$11,052	$10,959
May 23	$10,942	$10,840
Jun 23	$10,897	$10,801
Jul 23	$10,878	$10,794
Aug 23	$10,794	$10,725
Sep 23	$10,511	$10,452
Oct 23	$10,321	$10,287
Nov 23	$10,808	$10,753
Dec 23	$11,209	$11,165
Jan 24	$11,206	$11,134
Feb 24	$11,041	$10,977
Mar 24	$11,147	$11,078
Apr 24	$10,875	$10,798
May 24	$11,050	$10,981
Jun 24	$11,157	$11,085
Jul 24	$11,415	$11,344
Aug 24	$11,577	$11,507
Sep 24	$11,726	$11,661
Oct 24	$11,421	$11,372
Nov 24	$11,543	$11,493
Dec 24	$11,333	$11,304
Jan 25	$11,401	$11,364
Feb 25	$11,648	$11,614
Mar 25	$11,645	$11,619
Apr 25	$11,679	$11,664
May 25	$11,614	$11,581
Jun 25	$11,803	$11,759
Jul 25	$11,783	$11,728
Aug 25	$11,935	$11,868
Sep 25	$12,057	$11,998

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	2.82%	(0.41)%	1.89%
Bloomberg U.S. Aggregate Bond Index...
	2.88	(0.45)	1.84

Key Fund statistics

Net Assets...
$3,448,601,663
Number of Portfolio Holdings...
2,420
Net Investment Advisory Fees...
$11,996,909
Portfolio Turnover Rate...
587%

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Core Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
35.1%
Corporate Bonds...
23.1
U.S. Treasury Obligations...
21.2
Non-Agency Mortgage-Backed Securities...
10.7
Asset-Backed Securities...
7.5
Foreign Government Obligations...
1.7
Municipal Bonds...
0.5
Investment Companies...
0.1
Foreign Agency Obligations...
0.1
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
28.9%
AA/Aa...
32.2
A...
8.1
BBB/Baa...
17.4
BB/Ba...
0.5
B...
0.1
CCC/Caa...
0.0Footnote Reference(b)
CC/Ca...
0.0Footnote Reference(b)
N/R...
12.8
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Core Bond Portfolio

Institutional Shares | BFMCX

Annual Shareholder Report — September 30, 2025

BFMCX-09/25-AR

BlackRock Core Bond Portfolio

Investor A Shares | BCBAX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock Core Bond Portfolio (the “Fund”) for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$69	0.68%

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Investor A Shares returned 2.57%.

  For the same period, the Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88%.

What contributed to performance?

The Fund’s allocations to structured products, U.S. investment grade corporate bonds and agency mortgage-backed securities, and contributed to performance for the annual period.

What detracted from performance?

The Fund’s positioning with respect to U.S. interest rates was the only source of negative return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Aggregate Bond Index
Oct 15	$9,606	$10,002
Nov 15	$9,573	$9,975
Dec 15	$9,536	$9,943
Jan 16	$9,653	$10,080
Feb 16	$9,720	$10,151
Mar 16	$9,796	$10,244
Apr 16	$9,833	$10,284
May 16	$9,820	$10,286
Jun 16	$9,987	$10,471
Jul 16	$10,044	$10,537
Aug 16	$10,030	$10,525
Sep 16	$10,014	$10,519
Oct 16	$9,940	$10,439
Nov 16	$9,734	$10,192
Dec 16	$9,753	$10,206
Jan 17	$9,772	$10,226
Feb 17	$9,843	$10,295
Mar 17	$9,832	$10,290
Apr 17	$9,893	$10,369
May 17	$9,974	$10,449
Jun 17	$9,963	$10,438
Jul 17	$10,004	$10,483
Aug 17	$10,077	$10,577
Sep 17	$10,035	$10,527
Oct 17	$10,035	$10,533
Nov 17	$10,015	$10,519
Dec 17	$10,046	$10,568
Jan 18	$9,950	$10,446
Feb 18	$9,854	$10,347
Mar 18	$9,885	$10,413
Apr 18	$9,820	$10,336
May 18	$9,892	$10,410
Jun 18	$9,870	$10,397
Jul 18	$9,880	$10,399
Aug 18	$9,934	$10,466
Sep 18	$9,860	$10,399
Oct 18	$9,777	$10,317
Nov 18	$9,821	$10,378
Dec 18	$9,972	$10,569
Jan 19	$10,114	$10,681
Feb 19	$10,116	$10,675
Mar 19	$10,314	$10,880
Apr 19	$10,329	$10,883
May 19	$10,484	$11,076
Jun 19	$10,649	$11,215
Jul 19	$10,684	$11,240
Aug 19	$10,946	$11,531
Sep 19	$10,870	$11,470
Oct 19	$10,902	$11,504
Nov 19	$10,900	$11,498
Dec 19	$10,911	$11,490
Jan 20	$11,106	$11,711
Feb 20	$11,288	$11,922
Mar 20	$10,967	$11,852
Apr 20	$11,285	$12,063
May 20	$11,410	$12,119
Jun 20	$11,520	$12,195
Jul 20	$11,724	$12,377
Aug 20	$11,663	$12,277
Sep 20	$11,647	$12,271
Oct 20	$11,630	$12,216
Nov 20	$11,745	$12,336
Dec 20	$11,787	$12,353
Jan 21	$11,707	$12,264
Feb 21	$11,557	$12,087
Mar 21	$11,408	$11,936
Apr 21	$11,491	$12,030
May 21	$11,516	$12,070
Jun 21	$11,611	$12,155
Jul 21	$11,717	$12,290
Aug 21	$11,695	$12,267
Sep 21	$11,613	$12,161
Oct 21	$11,615	$12,157
Nov 21	$11,626	$12,193
Dec 21	$11,592	$12,162
Jan 22	$11,344	$11,900
Feb 22	$11,178	$11,767
Mar 22	$10,872	$11,441
Apr 22	$10,422	$11,006
May 22	$10,473	$11,077
Jun 22	$10,274	$10,904
Jul 22	$10,556	$11,170
Aug 22	$10,266	$10,854
Sep 22	$9,771	$10,385
Oct 22	$9,638	$10,251
Nov 22	$10,023	$10,628
Dec 22	$9,969	$10,580
Jan 23	$10,335	$10,905
Feb 23	$10,080	$10,623
Mar 23	$10,328	$10,893
Apr 23	$10,392	$10,959
May 23	$10,286	$10,840
Jun 23	$10,242	$10,801
Jul 23	$10,235	$10,794
Aug 23	$10,154	$10,725
Sep 23	$9,874	$10,452
Oct 23	$9,693	$10,287
Nov 23	$10,148	$10,753
Dec 23	$10,522	$11,165
Jan 24	$10,517	$11,134
Feb 24	$10,373	$10,977
Mar 24	$10,458	$11,078
Apr 24	$10,201	$10,798
May 24	$10,362	$10,981
Jun 24	$10,460	$11,085
Jul 24	$10,700	$11,344
Aug 24	$10,849	$11,507
Sep 24	$10,987	$11,661
Oct 24	$10,712	$11,372
Nov 24	$10,824	$11,493
Dec 24	$10,625	$11,304
Jan 25	$10,673	$11,364
Feb 25	$10,903	$11,614
Mar 25	$10,897	$11,619
Apr 25	$10,927	$11,664
May 25	$10,864	$11,581
Jun 25	$11,038	$11,759
Jul 25	$11,017	$11,728
Aug 25	$11,157	$11,868
Sep 25	$11,269	$11,998

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	2.57%	(0.66)%	1.62%
Investor A Shares (with sales charge)...
	(1.54)	(1.47)	1.20
Bloomberg U.S. Aggregate Bond Index...
	2.88	(0.45)	1.84

Key Fund statistics

Net Assets...
$3,448,601,663
Number of Portfolio Holdings...
2,420
Net Investment Advisory Fees...
$11,996,909
Portfolio Turnover Rate...
587%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Core Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
35.1%
Corporate Bonds...
23.1
U.S. Treasury Obligations...
21.2
Non-Agency Mortgage-Backed Securities...
10.7
Asset-Backed Securities...
7.5
Foreign Government Obligations...
1.7
Municipal Bonds...
0.5
Investment Companies...
0.1
Foreign Agency Obligations...
0.1
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
28.9%
AA/Aa...
32.2
A...
8.1
BBB/Baa...
17.4
BB/Ba...
0.5
B...
0.1
CCC/Caa...
0.0Footnote Reference(b)
CC/Ca...
0.0Footnote Reference(b)
N/R...
12.8
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Core Bond Portfolio

Investor A Shares | BCBAX

Annual Shareholder Report — September 30, 2025

BCBAX-09/25-AR

BlackRock Core Bond Portfolio

Investor C Shares | BCBCX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock Core Bond Portfolio (the “Fund”) for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$144	1.43%

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Investor C Shares returned 1.80%.

  For the same period, the Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88%.

What contributed to performance?

The Fund’s allocations to structured products, U.S. investment grade corporate bonds and agency mortgage-backed securities, and contributed to performance for the annual period.

What detracted from performance?

The Fund’s positioning with respect to U.S. interest rates was the only source of negative return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Investor C Shares	Bloomberg U.S. Aggregate Bond Index
Oct 15	$10,000	$10,002
Nov 15	$9,959	$9,975
Dec 15	$9,915	$9,943
Jan 16	$10,030	$10,080
Feb 16	$10,083	$10,151
Mar 16	$10,167	$10,244
Apr 16	$10,199	$10,284
May 16	$10,179	$10,286
Jun 16	$10,346	$10,471
Jul 16	$10,398	$10,537
Aug 16	$10,367	$10,525
Sep 16	$10,355	$10,519
Oct 16	$10,271	$10,439
Nov 16	$10,051	$10,192
Dec 16	$10,065	$10,206
Jan 17	$10,078	$10,226
Feb 17	$10,134	$10,295
Mar 17	$10,128	$10,290
Apr 17	$10,184	$10,369
May 17	$10,251	$10,449
Jun 17	$10,243	$10,438
Jul 17	$10,279	$10,483
Aug 17	$10,348	$10,577
Sep 17	$10,298	$10,527
Oct 17	$10,292	$10,533
Nov 17	$10,265	$10,519
Dec 17	$10,290	$10,568
Jan 18	$10,185	$10,446
Feb 18	$10,080	$10,347
Mar 18	$10,105	$10,413
Apr 18	$10,032	$10,336
May 18	$10,100	$10,410
Jun 18	$10,071	$10,397
Jul 18	$10,075	$10,399
Aug 18	$10,124	$10,466
Sep 18	$10,042	$10,399
Oct 18	$9,950	$10,317
Nov 18	$9,989	$10,378
Dec 18	$10,137	$10,569
Jan 19	$10,275	$10,681
Feb 19	$10,271	$10,675
Mar 19	$10,467	$10,880
Apr 19	$10,475	$10,883
May 19	$10,626	$11,076
Jun 19	$10,788	$11,215
Jul 19	$10,816	$11,240
Aug 19	$11,064	$11,531
Sep 19	$10,991	$11,470
Oct 19	$11,017	$11,504
Nov 19	$10,997	$11,498
Dec 19	$11,012	$11,490
Jan 20	$11,202	$11,711
Feb 20	$11,379	$11,922
Mar 20	$11,047	$11,852
Apr 20	$11,351	$12,063
May 20	$11,470	$12,119
Jun 20	$11,585	$12,195
Jul 20	$11,773	$12,377
Aug 20	$11,704	$12,277
Sep 20	$11,691	$12,271
Oct 20	$11,655	$12,216
Nov 20	$11,775	$12,336
Dec 20	$11,798	$12,353
Jan 21	$11,711	$12,264
Feb 21	$11,553	$12,087
Mar 21	$11,408	$11,936
Apr 21	$11,483	$12,030
May 21	$11,489	$12,070
Jun 21	$11,589	$12,155
Jul 21	$11,677	$12,290
Aug 21	$11,658	$12,267
Sep 21	$11,558	$12,161
Oct 21	$11,552	$12,157
Nov 21	$11,568	$12,193
Dec 21	$11,527	$12,162
Jan 22	$11,272	$11,900
Feb 22	$11,100	$11,767
Mar 22	$10,775	$11,441
Apr 22	$10,332	$11,006
May 22	$10,377	$11,077
Jun 22	$10,172	$10,904
Jul 22	$10,434	$11,170
Aug 22	$10,151	$10,854
Sep 22	$9,653	$10,385
Oct 22	$9,526	$10,251
Nov 22	$9,891	$10,628
Dec 22	$9,831	$10,580
Jan 23	$10,187	$10,905
Feb 23	$9,929	$10,623
Mar 23	$10,167	$10,893
Apr 23	$10,225	$10,959
May 23	$10,113	$10,840
Jun 23	$10,063	$10,801
Jul 23	$10,049	$10,794
Aug 23	$9,963	$10,725
Sep 23	$9,681	$10,452
Oct 23	$9,504	$10,287
Nov 23	$9,950	$10,753
Dec 23	$10,317	$11,165
Jan 24	$10,312	$11,134
Feb 24	$10,170	$10,977
Mar 24	$10,253	$11,078
Apr 24	$10,001	$10,798
May 24	$10,160	$10,981
Jun 24	$10,256	$11,085
Jul 24	$10,491	$11,344
Aug 24	$10,637	$11,507
Sep 24	$10,772	$11,661
Oct 24	$10,503	$11,372
Nov 24	$10,613	$11,493
Dec 24	$10,418	$11,304
Jan 25	$10,465	$11,364
Feb 25	$10,690	$11,614
Mar 25	$10,684	$11,619
Apr 25	$10,713	$11,664
May 25	$10,652	$11,581
Jun 25	$10,823	$11,759
Jul 25	$10,802	$11,728
Aug 25	$10,939	$11,868
Sep 25	$11,049	$11,998

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	1.80%	(1.41)%	1.00%
Investor C Shares (with sales charge)...
	0.81	(1.41)	1.00
Bloomberg U.S. Aggregate Bond Index...
	2.88	(0.45)	1.84

Key Fund statistics

Net Assets...
$3,448,601,663
Number of Portfolio Holdings...
2,420
Net Investment Advisory Fees...
$11,996,909
Portfolio Turnover Rate...
587%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Core Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
35.1%
Corporate Bonds...
23.1
U.S. Treasury Obligations...
21.2
Non-Agency Mortgage-Backed Securities...
10.7
Asset-Backed Securities...
7.5
Foreign Government Obligations...
1.7
Municipal Bonds...
0.5
Investment Companies...
0.1
Foreign Agency Obligations...
0.1
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
28.9%
AA/Aa...
32.2
A...
8.1
BBB/Baa...
17.4
BB/Ba...
0.5
B...
0.1
CCC/Caa...
0.0Footnote Reference(b)
CC/Ca...
0.0Footnote Reference(b)
N/R...
12.8
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Core Bond Portfolio

Investor C Shares | BCBCX

Annual Shareholder Report — September 30, 2025

BCBCX-09/25-AR

BlackRock Core Bond Portfolio

Class K Shares | CCBBX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock Core Bond Portfolio (the “Fund”) for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$39	0.38%

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Class K Shares returned 2.75%.

  For the same period, the Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88%.

What contributed to performance?

The Fund’s allocations to structured products, U.S. investment grade corporate bonds and agency mortgage-backed securities, and contributed to performance for the annual period.

What detracted from performance?

The Fund’s positioning with respect to U.S. interest rates was the only source of negative return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Class K Shares	Bloomberg U.S. Aggregate Bond Index
Oct 15	$10,009	$10,002
Nov 15	$9,978	$9,975
Dec 15	$9,944	$9,943
Jan 16	$10,069	$10,080
Feb 16	$10,141	$10,151
Mar 16	$10,224	$10,244
Apr 16	$10,266	$10,284
May 16	$10,266	$10,286
Jun 16	$10,444	$10,471
Jul 16	$10,506	$10,537
Aug 16	$10,485	$10,525
Sep 16	$10,483	$10,519
Oct 16	$10,398	$10,439
Nov 16	$10,196	$10,192
Dec 16	$10,218	$10,206
Jan 17	$10,230	$10,226
Feb 17	$10,306	$10,295
Mar 17	$10,298	$10,290
Apr 17	$10,364	$10,369
May 17	$10,451	$10,449
Jun 17	$10,442	$10,438
Jul 17	$10,488	$10,483
Aug 17	$10,567	$10,577
Sep 17	$10,537	$10,527
Oct 17	$10,529	$10,533
Nov 17	$10,510	$10,519
Dec 17	$10,545	$10,568
Jan 18	$10,459	$10,446
Feb 18	$10,349	$10,347
Mar 18	$10,395	$10,413
Apr 18	$10,330	$10,336
May 18	$10,408	$10,410
Jun 18	$10,387	$10,397
Jul 18	$10,390	$10,399
Aug 18	$10,460	$10,466
Sep 18	$10,385	$10,399
Oct 18	$10,289	$10,317
Nov 18	$10,337	$10,378
Dec 18	$10,500	$10,569
Jan 19	$10,652	$10,681
Feb 19	$10,656	$10,675
Mar 19	$10,867	$10,880
Apr 19	$10,885	$10,883
May 19	$11,063	$11,076
Jun 19	$11,228	$11,215
Jul 19	$11,279	$11,240
Aug 19	$11,547	$11,531
Sep 19	$11,481	$11,470
Oct 19	$11,507	$11,504
Nov 19	$11,507	$11,498
Dec 19	$11,533	$11,490
Jan 20	$11,741	$11,711
Feb 20	$11,936	$11,922
Mar 20	$11,600	$11,852
Apr 20	$11,928	$12,063
May 20	$12,063	$12,119
Jun 20	$12,193	$12,195
Jul 20	$12,401	$12,377
Aug 20	$12,340	$12,277
Sep 20	$12,337	$12,271
Oct 20	$12,310	$12,216
Nov 20	$12,447	$12,336
Dec 20	$12,494	$12,353
Jan 21	$12,414	$12,264
Feb 21	$12,258	$12,087
Mar 21	$12,103	$11,936
Apr 21	$12,194	$12,030
May 21	$12,211	$12,070
Jun 21	$12,327	$12,155
Jul 21	$12,443	$12,290
Aug 21	$12,422	$12,267
Sep 21	$12,339	$12,161
Oct 21	$12,343	$12,157
Nov 21	$12,359	$12,193
Dec 21	$12,326	$12,162
Jan 22	$12,066	$11,900
Feb 22	$11,892	$11,767
Mar 22	$11,557	$11,441
Apr 22	$11,083	$11,006
May 22	$11,153	$11,077
Jun 22	$10,943	$10,904
Jul 22	$11,233	$11,170
Aug 22	$10,940	$10,854
Sep 22	$10,405	$10,385
Oct 22	$10,278	$10,251
Nov 22	$10,690	$10,628
Dec 22	$10,623	$10,580
Jan 23	$11,028	$10,905
Feb 23	$10,747	$10,623
Mar 23	$11,026	$10,893
Apr 23	$11,098	$10,959
May 23	$10,974	$10,840
Jun 23	$10,943	$10,801
Jul 23	$10,925	$10,794
Aug 23	$10,841	$10,725
Sep 23	$10,545	$10,452
Oct 23	$10,356	$10,287
Nov 23	$10,844	$10,753
Dec 23	$11,246	$11,165
Jan 24	$11,243	$11,134
Feb 24	$11,092	$10,977
Mar 24	$11,199	$11,078
Apr 24	$10,914	$10,798
May 24	$11,103	$10,981
Jun 24	$11,197	$11,085
Jul 24	$11,469	$11,344
Aug 24	$11,632	$11,507
Sep 24	$11,782	$11,661
Oct 24	$11,478	$11,372
Nov 24	$11,601	$11,493
Dec 24	$11,390	$11,304
Jan 25	$11,459	$11,364
Feb 25	$11,693	$11,614
Mar 25	$11,705	$11,619
Apr 25	$11,739	$11,664
May 25	$11,660	$11,581
Jun 25	$11,850	$11,759
Jul 25	$11,831	$11,728
Aug 25	$11,984	$11,868
Sep 25	$12,107	$11,998

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	2.75%	(0.38)%	1.93%
Bloomberg U.S. Aggregate Bond Index...
	2.88	(0.45)	1.84

Key Fund statistics

Net Assets...
$3,448,601,663
Number of Portfolio Holdings...
2,420
Net Investment Advisory Fees...
$11,996,909
Portfolio Turnover Rate...
587%

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Core Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
35.1%
Corporate Bonds...
23.1
U.S. Treasury Obligations...
21.2
Non-Agency Mortgage-Backed Securities...
10.7
Asset-Backed Securities...
7.5
Foreign Government Obligations...
1.7
Municipal Bonds...
0.5
Investment Companies...
0.1
Foreign Agency Obligations...
0.1
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
28.9%
AA/Aa...
32.2
A...
8.1
BBB/Baa...
17.4
BB/Ba...
0.5
B...
0.1
CCC/Caa...
0.0Footnote Reference(b)
CC/Ca...
0.0Footnote Reference(b)
N/R...
12.8
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Core Bond Portfolio

Class K Shares | CCBBX

Annual Shareholder Report — September 30, 2025

CCBBX-09/25-AR

BlackRock Core Bond Portfolio

Class R Shares | BCBRX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock Core Bond Portfolio (the “Fund”) for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$94	0.93%

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Class R Shares returned 2.19%.

  For the same period, the Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88%.

What contributed to performance?

The Fund’s allocations to structured products, U.S. investment grade corporate bonds and agency mortgage-backed securities, and contributed to performance for the annual period.

What detracted from performance?

The Fund’s positioning with respect to U.S. interest rates was the only source of negative return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Class R Shares	Bloomberg U.S. Aggregate Bond Index
Oct 15	$10,004	$10,002
Nov 15	$9,967	$9,975
Dec 15	$9,927	$9,943
Jan 16	$10,047	$10,080
Feb 16	$10,114	$10,151
Mar 16	$10,192	$10,244
Apr 16	$10,228	$10,284
May 16	$10,223	$10,286
Jun 16	$10,395	$10,471
Jul 16	$10,451	$10,537
Aug 16	$10,424	$10,525
Sep 16	$10,416	$10,519
Oct 16	$10,337	$10,439
Nov 16	$10,121	$10,192
Dec 16	$10,139	$10,206
Jan 17	$10,145	$10,226
Feb 17	$10,217	$10,295
Mar 17	$10,204	$10,290
Apr 17	$10,264	$10,369
May 17	$10,347	$10,449
Jun 17	$10,333	$10,438
Jul 17	$10,373	$10,483
Aug 17	$10,447	$10,577
Sep 17	$10,412	$10,527
Oct 17	$10,399	$10,533
Nov 17	$10,376	$10,519
Dec 17	$10,406	$10,568
Jan 18	$10,315	$10,446
Feb 18	$10,203	$10,347
Mar 18	$10,244	$10,413
Apr 18	$10,175	$10,336
May 18	$10,247	$10,410
Jun 18	$10,222	$10,397
Jul 18	$10,219	$10,399
Aug 18	$10,284	$10,466
Sep 18	$10,206	$10,399
Oct 18	$10,106	$10,317
Nov 18	$10,149	$10,378
Dec 18	$10,304	$10,569
Jan 19	$10,448	$10,681
Feb 19	$10,448	$10,675
Mar 19	$10,651	$10,880
Apr 19	$10,664	$10,883
May 19	$10,833	$11,076
Jun 19	$10,990	$11,215
Jul 19	$11,034	$11,240
Aug 19	$11,291	$11,531
Sep 19	$11,222	$11,470
Oct 19	$11,242	$11,504
Nov 19	$11,237	$11,498
Dec 19	$11,257	$11,490
Jan 20	$11,455	$11,711
Feb 20	$11,641	$11,922
Mar 20	$11,308	$11,852
Apr 20	$11,622	$12,063
May 20	$11,748	$12,119
Jun 20	$11,870	$12,195
Jul 20	$12,067	$12,377
Aug 20	$12,001	$12,277
Sep 20	$11,994	$12,271
Oct 20	$11,962	$12,216
Nov 20	$12,089	$12,336
Dec 20	$12,130	$12,353
Jan 21	$12,034	$12,264
Feb 21	$11,877	$12,087
Mar 21	$11,722	$11,936
Apr 21	$11,816	$12,030
May 21	$11,827	$12,070
Jun 21	$11,934	$12,155
Jul 21	$12,029	$12,290
Aug 21	$12,015	$12,267
Sep 21	$11,917	$12,161
Oct 21	$11,916	$12,157
Nov 21	$11,938	$12,193
Dec 21	$11,900	$12,162
Jan 22	$11,631	$11,900
Feb 22	$11,459	$11,767
Mar 22	$11,142	$11,441
Apr 22	$10,679	$11,006
May 22	$10,742	$11,077
Jun 22	$10,535	$10,904
Jul 22	$10,809	$11,170
Aug 22	$10,510	$10,854
Sep 22	$10,002	$10,385
Oct 22	$9,875	$10,251
Nov 22	$10,255	$10,628
Dec 22	$10,198	$10,580
Jan 23	$10,570	$10,905
Feb 23	$10,307	$10,623
Mar 23	$10,570	$10,893
Apr 23	$10,622	$10,959
May 23	$10,511	$10,840
Jun 23	$10,464	$10,801
Jul 23	$10,454	$10,794
Aug 23	$10,369	$10,725
Sep 23	$10,081	$10,452
Oct 23	$9,895	$10,287
Nov 23	$10,357	$10,753
Dec 23	$10,737	$11,165
Jan 24	$10,729	$11,134
Feb 24	$10,580	$10,977
Mar 24	$10,664	$11,078
Apr 24	$10,400	$10,798
May 24	$10,576	$10,981
Jun 24	$10,660	$11,085
Jul 24	$10,915	$11,344
Aug 24	$11,065	$11,507
Sep 24	$11,203	$11,661
Oct 24	$10,908	$11,372
Nov 24	$11,020	$11,493
Dec 24	$10,815	$11,304
Jan 25	$10,861	$11,364
Feb 25	$11,093	$11,614
Mar 25	$11,085	$11,619
Apr 25	$11,126	$11,664
May 25	$11,046	$11,581
Jun 25	$11,221	$11,759
Jul 25	$11,198	$11,728
Aug 25	$11,338	$11,868
Sep 25	$11,449	$11,998

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class R Shares ...
	2.19%	(0.93)%	1.36%
Bloomberg U.S. Aggregate Bond Index...
	2.88	(0.45)	1.84

Key Fund statistics

Net Assets...
$3,448,601,663
Number of Portfolio Holdings...
2,420
Net Investment Advisory Fees...
$11,996,909
Portfolio Turnover Rate...
587%

Average annual total returns reflect reductions for distribution and service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Core Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
35.1%
Corporate Bonds...
23.1
U.S. Treasury Obligations...
21.2
Non-Agency Mortgage-Backed Securities...
10.7
Asset-Backed Securities...
7.5
Foreign Government Obligations...
1.7
Municipal Bonds...
0.5
Investment Companies...
0.1
Foreign Agency Obligations...
0.1
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
28.9%
AA/Aa...
32.2
A...
8.1
BBB/Baa...
17.4
BB/Ba...
0.5
B...
0.1
CCC/Caa...
0.0Footnote Reference(b)
CC/Ca...
0.0Footnote Reference(b)
N/R...
12.8
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Core Bond Portfolio

Class R Shares | BCBRX

Annual Shareholder Report — September 30, 2025

BCBRX-09/25-AR

BlackRock High Yield Portfolio

Institutional Shares | BHYIX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$58	0.56%

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Institutional Shares returned 7.79%.

  For the same period, the Fund's benchmark, the Bloomberg U.S. Universal Index, returned 3.40% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, returned 7.41%.

What contributed to performance?

Holdings in B rated bonds made the largest contribution to absolute returns, followed by those rated BB and CCC, respectively. At the sector level, technology, property and casualty insurance, and wirelines telecommunications were the leading contributors. An out-of-benchmark position in bank loans further helped results.

What detracted from performance?

Risk-management strategies related to foreign currencies were a modest detractor, as was the Fund’s small position in equities.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Oct 15	$10,260	$10,032	$10,274
Nov 15	$10,073	$9,995	$10,047
Dec 15	$9,802	$9,945	$9,794
Jan 16	$9,670	$10,055	$9,637
Feb 16	$9,713	$10,127	$9,692
Mar 16	$9,969	$10,251	$10,123
Apr 16	$10,295	$10,321	$10,519
May 16	$10,346	$10,329	$10,584
Jun 16	$10,370	$10,511	$10,681
Jul 16	$10,633	$10,597	$10,970
Aug 16	$10,854	$10,609	$11,200
Sep 16	$10,921	$10,611	$11,274
Oct 16	$10,932	$10,541	$11,318
Nov 16	$10,957	$10,304	$11,264
Dec 16	$11,167	$10,334	$11,472
Jan 17	$11,312	$10,371	$11,639
Feb 17	$11,481	$10,451	$11,808
Mar 17	$11,479	$10,447	$11,781
Apr 17	$11,594	$10,534	$11,917
May 17	$11,681	$10,615	$12,021
Jun 17	$11,690	$10,606	$12,037
Jul 17	$11,866	$10,659	$12,171
Aug 17	$11,845	$10,751	$12,166
Sep 17	$11,973	$10,713	$12,275
Oct 17	$12,029	$10,726	$12,327
Nov 17	$12,020	$10,710	$12,296
Dec 17	$12,082	$10,757	$12,333
Jan 18	$12,186	$10,654	$12,407
Feb 18	$12,066	$10,553	$12,301
Mar 18	$11,996	$10,606	$12,227
Apr 18	$12,082	$10,535	$12,307
May 18	$12,107	$10,592	$12,303
Jun 18	$12,116	$10,577	$12,353
Jul 18	$12,271	$10,599	$12,487
Aug 18	$12,331	$10,651	$12,579
Sep 18	$12,390	$10,606	$12,650
Oct 18	$12,147	$10,517	$12,447
Nov 18	$12,030	$10,564	$12,340
Dec 18	$11,737	$10,730	$12,076
Jan 19	$12,275	$10,878	$12,622
Feb 19	$12,479	$10,889	$12,831
Mar 19	$12,592	$11,086	$12,952
Apr 19	$12,787	$11,102	$13,136
May 19	$12,614	$11,272	$12,980
Jun 19	$12,927	$11,431	$13,276
Jul 19	$13,022	$11,465	$13,351
Aug 19	$13,118	$11,725	$13,404
Sep 19	$13,177	$11,674	$13,453
Oct 19	$13,220	$11,712	$13,490
Nov 19	$13,280	$11,709	$13,534
Dec 19	$13,533	$11,727	$13,805
Jan 20	$13,522	$11,937	$13,809
Feb 20	$13,317	$12,116	$13,614
Mar 20	$11,711	$11,879	$12,054
Apr 20	$12,266	$12,117	$12,600
May 20	$12,771	$12,230	$13,150
Jun 20	$12,848	$12,332	$13,276
Jul 20	$13,498	$12,549	$13,894
Aug 20	$13,610	$12,477	$14,028
Sep 20	$13,468	$12,454	$13,883
Oct 20	$13,545	$12,410	$13,952
Nov 20	$14,075	$12,572	$14,504
Dec 20	$14,320	$12,615	$14,778
Jan 21	$14,321	$12,536	$14,827
Feb 21	$14,412	$12,374	$14,881
Mar 21	$14,454	$12,230	$14,904
Apr 21	$14,622	$12,333	$15,066
May 21	$14,683	$12,380	$15,110
Jun 21	$14,911	$12,470	$15,312
Jul 21	$14,951	$12,595	$15,369
Aug 21	$15,028	$12,587	$15,449
Sep 21	$15,027	$12,479	$15,449
Oct 21	$15,009	$12,469	$15,421
Nov 21	$14,856	$12,484	$15,269
Dec 21	$15,163	$12,476	$15,555
Jan 22	$14,775	$12,202	$15,131
Feb 22	$14,635	$12,036	$14,976
Mar 22	$14,560	$11,713	$14,805
Apr 22	$14,051	$11,276	$14,280
May 22	$14,038	$11,338	$14,313
Jun 22	$13,093	$11,112	$13,349
Jul 22	$13,910	$11,391	$14,136
Aug 22	$13,578	$11,095	$13,811
Sep 22	$13,043	$10,617	$13,263
Oct 22	$13,395	$10,500	$13,608
Nov 22	$13,668	$10,892	$13,902
Dec 22	$13,581	$10,855	$13,816
Jan 23	$14,145	$11,192	$14,342
Feb 23	$13,927	$10,917	$14,159
Mar 23	$14,110	$11,173	$14,309
Apr 23	$14,249	$11,241	$14,453
May 23	$14,102	$11,124	$14,320
Jun 23	$14,353	$11,107	$14,559
Jul 23	$14,546	$11,118	$14,761
Aug 23	$14,590	$11,051	$14,804
Sep 23	$14,438	$10,788	$14,627
Oct 23	$14,266	$10,625	$14,455
Nov 23	$14,895	$11,104	$15,110
Dec 23	$15,423	$11,525	$15,673
Jan 24	$15,468	$11,497	$15,672
Feb 24	$15,533	$11,360	$15,718
Mar 24	$15,738	$11,471	$15,904
Apr 24	$15,632	$11,203	$15,755
May 24	$15,796	$11,389	$15,928
Jun 24	$15,956	$11,493	$16,078
Jul 24	$16,233	$11,754	$16,391
Aug 24	$16,489	$11,927	$16,658
Sep 24	$16,698	$12,090	$16,928
Oct 24	$16,608	$11,816	$16,836
Nov 24	$16,818	$11,940	$17,030
Dec 24	$16,754	$11,760	$16,957
Jan 25	$16,989	$11,831	$17,189
Feb 25	$17,079	$12,075	$17,304
Mar 25	$16,893	$12,073	$17,127
Apr 25	$16,917	$12,115	$17,124
May 25	$17,232	$12,054	$17,412
Jun 25	$17,547	$12,242	$17,732
Jul 25	$17,649	$12,224	$17,812
Aug 25	$17,874	$12,371	$18,034
Sep 25	$17,999	$12,502	$18,182

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	7.79%	5.97%	6.05%
Bloomberg U.S. Universal Index...
	3.40	0.08	2.26
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	7.41	5.54	6.16

Key Fund statistics

Net Assets...
$27,847,409,772
Number of Portfolio Holdings...
1,546
Net Investment Advisory Fees...
$103,515,791
Portfolio Turnover Rate...
64%

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
87.2%
Floating Rate Loan Interests...
7.2
Investment Companies...
2.2
Fixed Rate Loan Interests...
1.2
Preferred Securities...
1.2
Common Stocks...
0.8
Asset-Backed Securities...
0.1
Foreign Agency Obligations...
0.1
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.5%
BBB/Baa...
4.2
BB/Ba...
38.7
B...
44.7
CCC/Caa...
8.7
CC/Ca...
0.0Footnote Reference(b)
C...
0.0Footnote Reference(b)
N/R...
3.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock High Yield Portfolio

Institutional Shares | BHYIX

Annual Shareholder Report — September 30, 2025

BHYIX-09/25-AR

BlackRock High Yield Portfolio

Service Shares | BHYSX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$94	0.90%

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Service Shares returned 7.27%.

  For the same period, the Fund's benchmark, the Bloomberg U.S. Universal Index, returned 3.40% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, returned 7.41%.

What contributed to performance?

Holdings in B rated bonds made the largest contribution to absolute returns, followed by those rated BB and CCC, respectively. At the sector level, technology, property and casualty insurance, and wirelines telecommunications were the leading contributors. An out-of-benchmark position in bank loans further helped results.

What detracted from performance?

Risk-management strategies related to foreign currencies were a modest detractor, as was the Fund’s small position in equities.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Service Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Oct 15	$10,258	$10,032	$10,274
Nov 15	$10,068	$9,995	$10,047
Dec 15	$9,794	$9,945	$9,794
Jan 16	$9,674	$10,055	$9,637
Feb 16	$9,701	$10,127	$9,692
Mar 16	$9,955	$10,251	$10,123
Apr 16	$10,279	$10,321	$10,519
May 16	$10,341	$10,329	$10,584
Jun 16	$10,349	$10,511	$10,681
Jul 16	$10,609	$10,597	$10,970
Aug 16	$10,827	$10,609	$11,200
Sep 16	$10,890	$10,611	$11,274
Oct 16	$10,898	$10,541	$11,318
Nov 16	$10,934	$10,304	$11,264
Dec 16	$11,126	$10,334	$11,472
Jan 17	$11,267	$10,371	$11,639
Feb 17	$11,433	$10,451	$11,808
Mar 17	$11,428	$10,447	$11,781
Apr 17	$11,555	$10,534	$11,917
May 17	$11,638	$10,615	$12,021
Jun 17	$11,629	$10,606	$12,037
Jul 17	$11,801	$10,659	$12,171
Aug 17	$11,777	$10,751	$12,166
Sep 17	$11,902	$10,713	$12,275
Oct 17	$11,970	$10,726	$12,327
Nov 17	$11,959	$10,710	$12,296
Dec 17	$12,003	$10,757	$12,333
Jan 18	$12,102	$10,654	$12,407
Feb 18	$11,980	$10,553	$12,301
Mar 18	$11,923	$10,606	$12,227
Apr 18	$11,990	$10,535	$12,307
May 18	$12,013	$10,592	$12,303
Jun 18	$12,034	$10,577	$12,353
Jul 18	$12,169	$10,599	$12,487
Aug 18	$12,225	$10,651	$12,579
Sep 18	$12,282	$10,606	$12,650
Oct 18	$12,053	$10,517	$12,447
Nov 18	$11,935	$10,564	$12,340
Dec 18	$11,625	$10,730	$12,076
Jan 19	$12,155	$10,878	$12,622
Feb 19	$12,354	$10,889	$12,831
Mar 19	$12,464	$11,086	$12,952
Apr 19	$12,654	$11,102	$13,136
May 19	$12,497	$11,272	$12,980
Jun 19	$12,787	$11,431	$13,276
Jul 19	$12,879	$11,465	$13,351
Aug 19	$12,971	$11,725	$13,404
Sep 19	$13,026	$11,674	$13,453
Oct 19	$13,066	$11,712	$13,490
Nov 19	$13,140	$11,709	$13,534
Dec 19	$13,386	$11,727	$13,805
Jan 20	$13,356	$11,937	$13,809
Feb 20	$13,150	$12,116	$13,614
Mar 20	$11,579	$11,879	$12,054
Apr 20	$12,108	$12,117	$12,600
May 20	$12,620	$12,230	$13,150
Jun 20	$12,676	$12,332	$13,276
Jul 20	$13,314	$12,549	$13,894
Aug 20	$13,421	$12,477	$14,028
Sep 20	$13,296	$12,454	$13,883
Oct 20	$13,369	$12,410	$13,952
Nov 20	$13,870	$12,572	$14,504
Dec 20	$14,108	$12,615	$14,778
Jan 21	$14,105	$12,536	$14,827
Feb 21	$14,210	$12,374	$14,881
Mar 21	$14,248	$12,230	$14,904
Apr 21	$14,411	$12,333	$15,066
May 21	$14,467	$12,380	$15,110
Jun 21	$14,688	$12,470	$15,312
Jul 21	$14,705	$12,595	$15,369
Aug 21	$14,778	$12,587	$15,449
Sep 21	$14,774	$12,479	$15,449
Oct 21	$14,752	$12,469	$15,421
Nov 21	$14,598	$12,484	$15,269
Dec 21	$14,895	$12,476	$15,555
Jan 22	$14,511	$12,202	$15,131
Feb 22	$14,370	$12,036	$14,976
Mar 22	$14,293	$11,713	$14,805
Apr 22	$13,791	$11,276	$14,280
May 22	$13,774	$11,338	$14,313
Jun 22	$12,844	$11,112	$13,349
Jul 22	$13,642	$11,391	$14,136
Aug 22	$13,314	$11,095	$13,811
Sep 22	$12,786	$10,617	$13,263
Oct 22	$13,148	$10,500	$13,608
Nov 22	$13,392	$10,892	$13,902
Dec 22	$13,304	$10,855	$13,816
Jan 23	$13,854	$11,192	$14,342
Feb 23	$13,658	$10,917	$14,159
Mar 23	$13,834	$11,173	$14,309
Apr 23	$13,967	$11,241	$14,453
May 23	$13,800	$11,124	$14,320
Jun 23	$14,042	$11,107	$14,559
Jul 23	$14,228	$11,118	$14,761
Aug 23	$14,267	$11,051	$14,804
Sep 23	$14,115	$10,788	$14,627
Oct 23	$13,966	$10,625	$14,455
Nov 23	$14,576	$11,104	$15,110
Dec 23	$15,090	$11,525	$15,673
Jan 24	$15,108	$11,497	$15,672
Feb 24	$15,190	$11,360	$15,718
Mar 24	$15,386	$11,471	$15,904
Apr 24	$15,258	$11,203	$15,755
May 24	$15,437	$11,389	$15,928
Jun 24	$15,567	$11,493	$16,078
Jul 24	$15,856	$11,754	$16,391
Aug 24	$16,102	$11,927	$16,658
Sep 24	$16,301	$12,090	$16,928
Oct 24	$16,210	$11,816	$16,836
Nov 24	$16,387	$11,940	$17,030
Dec 24	$16,320	$11,760	$16,957
Jan 25	$16,544	$11,831	$17,189
Feb 25	$16,627	$12,075	$17,304
Mar 25	$16,440	$12,073	$17,127
Apr 25	$16,483	$12,115	$17,124
May 25	$16,761	$12,054	$17,412
Jun 25	$17,063	$12,242	$17,732
Jul 25	$17,181	$12,224	$17,812
Aug 25	$17,370	$12,371	$18,034
Sep 25	$17,487	$12,502	$18,182

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Service Shares ...
	7.27%	5.63%	5.75%
Bloomberg U.S. Universal Index...
	3.40	0.08	2.26
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	7.41	5.54	6.16

Key Fund statistics

Net Assets...
$27,847,409,772
Number of Portfolio Holdings...
1,546
Net Investment Advisory Fees...
$103,515,791
Portfolio Turnover Rate...
64%

Average annual total returns reflect reductions for service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
87.2%
Floating Rate Loan Interests...
7.2
Investment Companies...
2.2
Fixed Rate Loan Interests...
1.2
Preferred Securities...
1.2
Common Stocks...
0.8
Asset-Backed Securities...
0.1
Foreign Agency Obligations...
0.1
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.5%
BBB/Baa...
4.2
BB/Ba...
38.7
B...
44.7
CCC/Caa...
8.7
CC/Ca...
0.0Footnote Reference(b)
C...
0.0Footnote Reference(b)
N/R...
3.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock High Yield Portfolio

Service Shares | BHYSX

Annual Shareholder Report — September 30, 2025

BHYSX-09/25-AR

BlackRock High Yield Portfolio

Investor A Shares | BHYAX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$94	0.91%

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Investor A Shares returned 7.42%.

  For the same period, the Fund's benchmark, the Bloomberg U.S. Universal Index, returned 3.40% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, returned 7.41%.

What contributed to performance?

Holdings in B rated bonds made the largest contribution to absolute returns, followed by those rated BB and CCC, respectively. At the sector level, technology, property and casualty insurance, and wirelines telecommunications were the leading contributors. An out-of-benchmark position in bank loans further helped results.

What detracted from performance?

Risk-management strategies related to foreign currencies were a modest detractor, as was the Fund’s small position in equities.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Oct 15	$9,860	$10,032	$10,274
Nov 15	$9,678	$9,995	$10,047
Dec 15	$9,415	$9,945	$9,794
Jan 16	$9,286	$10,055	$9,637
Feb 16	$9,325	$10,127	$9,692
Mar 16	$9,569	$10,251	$10,123
Apr 16	$9,866	$10,321	$10,519
May 16	$9,926	$10,329	$10,584
Jun 16	$9,945	$10,511	$10,681
Jul 16	$10,194	$10,597	$10,970
Aug 16	$10,403	$10,609	$11,200
Sep 16	$10,464	$10,611	$11,274
Oct 16	$10,472	$10,541	$11,318
Nov 16	$10,493	$10,304	$11,264
Dec 16	$10,677	$10,334	$11,472
Jan 17	$10,827	$10,371	$11,639
Feb 17	$10,972	$10,451	$11,808
Mar 17	$10,981	$10,447	$11,781
Apr 17	$11,088	$10,534	$11,917
May 17	$11,168	$10,615	$12,021
Jun 17	$11,174	$10,606	$12,037
Jul 17	$11,324	$10,659	$12,171
Aug 17	$11,316	$10,751	$12,166
Sep 17	$11,436	$10,713	$12,275
Oct 17	$11,486	$10,726	$12,327
Nov 17	$11,475	$10,710	$12,296
Dec 17	$11,532	$10,757	$12,333
Jan 18	$11,627	$10,654	$12,407
Feb 18	$11,509	$10,553	$12,301
Mar 18	$11,439	$10,606	$12,227
Apr 18	$11,518	$10,535	$12,307
May 18	$11,524	$10,592	$12,303
Jun 18	$11,544	$10,577	$12,353
Jul 18	$11,689	$10,599	$12,487
Aug 18	$11,742	$10,651	$12,579
Sep 18	$11,796	$10,606	$12,650
Oct 18	$11,561	$10,517	$12,447
Nov 18	$11,447	$10,564	$12,340
Dec 18	$11,149	$10,730	$12,076
Jan 19	$11,673	$10,878	$12,622
Feb 19	$11,864	$10,889	$12,831
Mar 19	$11,953	$11,086	$12,952
Apr 19	$12,150	$11,102	$13,136
May 19	$11,983	$11,272	$12,980
Jun 19	$12,276	$11,431	$13,276
Jul 19	$12,364	$11,465	$13,351
Aug 19	$12,452	$11,725	$13,404
Sep 19	$12,504	$11,674	$13,453
Oct 19	$12,526	$11,712	$13,490
Nov 19	$12,596	$11,709	$13,534
Dec 19	$12,832	$11,727	$13,805
Jan 20	$12,819	$11,937	$13,809
Feb 20	$12,621	$12,116	$13,614
Mar 20	$11,096	$11,879	$12,054
Apr 20	$11,603	$12,117	$12,600
May 20	$12,094	$12,230	$13,150
Jun 20	$12,148	$12,332	$13,276
Jul 20	$12,760	$12,549	$13,894
Aug 20	$12,862	$12,477	$14,028
Sep 20	$12,742	$12,454	$13,883
Oct 20	$12,810	$12,410	$13,952
Nov 20	$13,291	$12,572	$14,504
Dec 20	$13,536	$12,615	$14,778
Jan 21	$13,533	$12,536	$14,827
Feb 21	$13,616	$12,374	$14,881
Mar 21	$13,651	$12,230	$14,904
Apr 21	$13,806	$12,333	$15,066
May 21	$13,860	$12,380	$15,110
Jun 21	$14,071	$12,470	$15,312
Jul 21	$14,087	$12,595	$15,369
Aug 21	$14,156	$12,587	$15,449
Sep 21	$14,151	$12,479	$15,449
Oct 21	$14,149	$12,469	$15,421
Nov 21	$13,982	$12,484	$15,269
Dec 21	$14,285	$12,476	$15,555
Jan 22	$13,898	$12,202	$15,131
Feb 22	$13,780	$12,036	$14,976
Mar 22	$13,706	$11,713	$14,805
Apr 22	$13,223	$11,276	$14,280
May 22	$13,189	$11,338	$14,313
Jun 22	$12,296	$11,112	$13,349
Jul 22	$13,061	$11,391	$14,136
Aug 22	$12,763	$11,095	$13,811
Sep 22	$12,238	$10,617	$13,263
Oct 22	$12,584	$10,500	$13,608
Nov 22	$12,837	$10,892	$13,902
Dec 22	$12,732	$10,855	$13,816
Jan 23	$13,258	$11,192	$14,342
Feb 23	$13,069	$10,917	$14,159
Mar 23	$13,237	$11,173	$14,309
Apr 23	$13,364	$11,241	$14,453
May 23	$13,222	$11,124	$14,320
Jun 23	$13,434	$11,107	$14,559
Jul 23	$13,630	$11,118	$14,761
Aug 23	$13,647	$11,051	$14,804
Sep 23	$13,521	$10,788	$14,627
Oct 23	$13,356	$10,625	$14,455
Nov 23	$13,941	$11,104	$15,110
Dec 23	$14,431	$11,525	$15,673
Jan 24	$14,468	$11,497	$15,672
Feb 24	$14,525	$11,360	$15,718
Mar 24	$14,712	$11,471	$15,904
Apr 24	$14,589	$11,203	$15,755
May 24	$14,758	$11,389	$15,928
Jun 24	$14,882	$11,493	$16,078
Jul 24	$15,158	$11,754	$16,391
Aug 24	$15,392	$11,927	$16,658
Sep 24	$15,582	$12,090	$16,928
Oct 24	$15,494	$11,816	$16,836
Nov 24	$15,685	$11,940	$17,030
Dec 24	$15,599	$11,760	$16,957
Jan 25	$15,814	$11,831	$17,189
Feb 25	$15,915	$12,075	$17,304
Mar 25	$15,737	$12,073	$17,127
Apr 25	$15,754	$12,115	$17,124
May 25	$16,021	$12,054	$17,412
Jun 25	$16,333	$12,242	$17,732
Jul 25	$16,423	$12,224	$17,812
Aug 25	$16,604	$12,371	$18,034
Sep 25	$16,739	$12,502	$18,182

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	7.42%	5.61%	5.72%
Investor A Shares (with sales charge)...
	3.12	4.75	5.29
Bloomberg U.S. Universal Index...
	3.40	0.08	2.26
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	7.41	5.54	6.16

Key Fund statistics

Net Assets...
$27,847,409,772
Number of Portfolio Holdings...
1,546
Net Investment Advisory Fees...
$103,515,791
Portfolio Turnover Rate...
64%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
87.2%
Floating Rate Loan Interests...
7.2
Investment Companies...
2.2
Fixed Rate Loan Interests...
1.2
Preferred Securities...
1.2
Common Stocks...
0.8
Asset-Backed Securities...
0.1
Foreign Agency Obligations...
0.1
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.5%
BBB/Baa...
4.2
BB/Ba...
38.7
B...
44.7
CCC/Caa...
8.7
CC/Ca...
0.0Footnote Reference(b)
C...
0.0Footnote Reference(b)
N/R...
3.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock High Yield Portfolio

Investor A Shares | BHYAX

Annual Shareholder Report — September 30, 2025

BHYAX-09/25-AR

BlackRock High Yield Portfolio

Investor C Shares | BHYCX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$162	1.56%

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Investor C Shares returned 6.72%.

  For the same period, the Fund's benchmark, the Bloomberg U.S. Universal Index, returned 3.40% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, returned 7.41%.

What contributed to performance?

Holdings in B rated bonds made the largest contribution to absolute returns, followed by those rated BB and CCC, respectively. At the sector level, technology, property and casualty insurance, and wirelines telecommunications were the leading contributors. An out-of-benchmark position in bank loans further helped results.

What detracted from performance?

Risk-management strategies related to foreign currencies were a modest detractor, as was the Fund’s small position in equities.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Investor C Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Oct 15	$10,251	$10,032	$10,274
Nov 15	$10,055	$9,995	$10,047
Dec 15	$9,776	$9,945	$9,794
Jan 16	$9,636	$10,055	$9,637
Feb 16	$9,670	$10,127	$9,692
Mar 16	$9,916	$10,251	$10,123
Apr 16	$10,218	$10,321	$10,519
May 16	$10,273	$10,329	$10,584
Jun 16	$10,287	$10,511	$10,681
Jul 16	$10,538	$10,597	$10,970
Aug 16	$10,747	$10,609	$11,200
Sep 16	$10,804	$10,611	$11,274
Oct 16	$10,805	$10,541	$11,318
Nov 16	$10,820	$10,304	$11,264
Dec 16	$11,017	$10,334	$11,472
Jan 17	$11,150	$10,371	$11,639
Feb 17	$11,307	$10,451	$11,808
Mar 17	$11,295	$10,447	$11,781
Apr 17	$11,398	$10,534	$11,917
May 17	$11,472	$10,615	$12,021
Jun 17	$11,472	$10,606	$12,037
Jul 17	$11,634	$10,659	$12,171
Aug 17	$11,603	$10,751	$12,166
Sep 17	$11,720	$10,713	$12,275
Oct 17	$11,764	$10,726	$12,327
Nov 17	$11,746	$10,710	$12,296
Dec 17	$11,796	$10,757	$12,333
Jan 18	$11,887	$10,654	$12,407
Feb 18	$11,760	$10,553	$12,301
Mar 18	$11,682	$10,606	$12,227
Apr 18	$11,756	$10,535	$12,307
May 18	$11,755	$10,592	$12,303
Jun 18	$11,769	$10,577	$12,353
Jul 18	$11,909	$10,599	$12,487
Aug 18	$11,957	$10,651	$12,579
Sep 18	$12,005	$10,606	$12,650
Oct 18	$11,759	$10,517	$12,447
Nov 18	$11,636	$10,564	$12,340
Dec 18	$11,327	$10,730	$12,076
Jan 19	$11,852	$10,878	$12,622
Feb 19	$12,039	$10,889	$12,831
Mar 19	$12,121	$11,086	$12,952
Apr 19	$12,314	$11,102	$13,136
May 19	$12,137	$11,272	$12,980
Jun 19	$12,427	$11,431	$13,276
Jul 19	$12,508	$11,465	$13,351
Aug 19	$12,590	$11,725	$13,404
Sep 19	$12,635	$11,674	$13,453
Oct 19	$12,666	$11,712	$13,490
Nov 19	$12,713	$11,709	$13,534
Dec 19	$12,943	$11,727	$13,805
Jan 20	$12,922	$11,937	$13,809
Feb 20	$12,716	$12,116	$13,614
Mar 20	$11,175	$11,879	$12,054
Apr 20	$11,694	$12,117	$12,600
May 20	$12,164	$12,230	$13,150
Jun 20	$12,211	$12,332	$13,276
Jul 20	$12,835	$12,549	$13,894
Aug 20	$12,913	$12,477	$14,028
Sep 20	$12,785	$12,454	$13,883
Oct 20	$12,846	$12,410	$13,952
Nov 20	$13,337	$12,572	$14,504
Dec 20	$13,558	$12,615	$14,778
Jan 21	$13,547	$12,536	$14,827
Feb 21	$13,623	$12,374	$14,881
Mar 21	$13,651	$12,230	$14,904
Apr 21	$13,798	$12,333	$15,066
May 21	$13,844	$12,380	$15,110
Jun 21	$14,047	$12,470	$15,312
Jul 21	$14,074	$12,595	$15,369
Aug 21	$14,134	$12,587	$15,449
Sep 21	$14,123	$12,479	$15,449
Oct 21	$14,094	$12,469	$15,421
Nov 21	$13,939	$12,484	$15,269
Dec 21	$14,214	$12,476	$15,555
Jan 22	$13,821	$12,202	$15,131
Feb 22	$13,698	$12,036	$14,976
Mar 22	$13,616	$11,713	$14,805
Apr 22	$13,131	$11,276	$14,280
May 22	$13,107	$11,338	$14,313
Jun 22	$12,197	$11,112	$13,349
Jul 22	$12,948	$11,391	$14,136
Aug 22	$12,646	$11,095	$13,811
Sep 22	$12,119	$10,617	$13,263
Oct 22	$12,455	$10,500	$13,608
Nov 22	$12,698	$10,892	$13,902
Dec 22	$12,588	$10,855	$13,816
Jan 23	$13,100	$11,192	$14,342
Feb 23	$12,907	$10,917	$14,159
Mar 23	$13,066	$11,173	$14,309
Apr 23	$13,184	$11,241	$14,453
May 23	$13,037	$11,124	$14,320
Jun 23	$13,258	$11,107	$14,559
Jul 23	$13,424	$11,118	$14,761
Aug 23	$13,453	$11,051	$14,804
Sep 23	$13,303	$10,788	$14,627
Oct 23	$13,141	$10,625	$14,455
Nov 23	$13,716	$11,104	$15,110
Dec 23	$14,198	$11,525	$15,673
Jan 24	$14,235	$11,497	$15,672
Feb 24	$14,291	$11,360	$15,718
Mar 24	$14,475	$11,471	$15,904
Apr 24	$14,353	$11,203	$15,755
May 24	$14,520	$11,389	$15,928
Jun 24	$14,642	$11,493	$16,078
Jul 24	$14,913	$11,754	$16,391
Aug 24	$15,144	$11,927	$16,658
Sep 24	$15,331	$12,090	$16,928
Oct 24	$15,243	$11,816	$16,836
Nov 24	$15,432	$11,940	$17,030
Dec 24	$15,347	$11,760	$16,957
Jan 25	$15,558	$11,831	$17,189
Feb 25	$15,658	$12,075	$17,304
Mar 25	$15,482	$12,073	$17,127
Apr 25	$15,500	$12,115	$17,124
May 25	$15,763	$12,054	$17,412
Jun 25	$16,069	$12,242	$17,732
Jul 25	$16,157	$12,224	$17,812
Aug 25	$16,336	$12,371	$18,034
Sep 25	$16,468	$12,502	$18,182

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	6.72%	4.92%	5.12%
Investor C Shares (with sales charge)...
	5.72	4.92	5.12
Bloomberg U.S. Universal Index...
	3.40	0.08	2.26
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	7.41	5.54	6.16

Key Fund statistics

Net Assets...
$27,847,409,772
Number of Portfolio Holdings...
1,546
Net Investment Advisory Fees...
$103,515,791
Portfolio Turnover Rate...
64%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
87.2%
Floating Rate Loan Interests...
7.2
Investment Companies...
2.2
Fixed Rate Loan Interests...
1.2
Preferred Securities...
1.2
Common Stocks...
0.8
Asset-Backed Securities...
0.1
Foreign Agency Obligations...
0.1
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.5%
BBB/Baa...
4.2
BB/Ba...
38.7
B...
44.7
CCC/Caa...
8.7
CC/Ca...
0.0Footnote Reference(b)
C...
0.0Footnote Reference(b)
N/R...
3.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock High Yield Portfolio

Investor C Shares | BHYCX

Annual Shareholder Report — September 30, 2025

BHYCX-09/25-AR

BlackRock High Yield Portfolio

Class K Shares | BRHYX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$48	0.46%

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Class K Shares returned 7.75%.

  For the same period, the Fund's benchmark, the Bloomberg U.S. Universal Index, returned 3.40% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, returned 7.41%.

What contributed to performance?

Holdings in B rated bonds made the largest contribution to absolute returns, followed by those rated BB and CCC, respectively. At the sector level, technology, property and casualty insurance, and wirelines telecommunications were the leading contributors. An out-of-benchmark position in bank loans further helped results.

What detracted from performance?

Risk-management strategies related to foreign currencies were a modest detractor, as was the Fund’s small position in equities.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Class K Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Oct 15	$10,274	$10,032	$10,274
Nov 15	$10,088	$9,995	$10,047
Dec 15	$9,804	$9,945	$9,794
Jan 16	$9,687	$10,055	$9,637
Feb 16	$9,717	$10,127	$9,692
Mar 16	$9,988	$10,251	$10,123
Apr 16	$10,302	$10,321	$10,519
May 16	$10,368	$10,329	$10,584
Jun 16	$10,391	$10,511	$10,681
Jul 16	$10,641	$10,597	$10,970
Aug 16	$10,877	$10,609	$11,200
Sep 16	$10,929	$10,611	$11,274
Oct 16	$10,941	$10,541	$11,318
Nov 16	$10,981	$10,304	$11,264
Dec 16	$11,178	$10,334	$11,472
Jan 17	$11,323	$10,371	$11,639
Feb 17	$11,494	$10,451	$11,808
Mar 17	$11,492	$10,447	$11,781
Apr 17	$11,623	$10,534	$11,917
May 17	$11,710	$10,615	$12,021
Jun 17	$11,721	$10,606	$12,037
Jul 17	$11,883	$10,659	$12,171
Aug 17	$11,879	$10,751	$12,166
Sep 17	$11,993	$10,713	$12,275
Oct 17	$12,065	$10,726	$12,327
Nov 17	$12,058	$10,710	$12,296
Dec 17	$12,106	$10,757	$12,333
Jan 18	$12,211	$10,654	$12,407
Feb 18	$12,092	$10,553	$12,301
Mar 18	$12,038	$10,606	$12,227
Apr 18	$12,110	$10,535	$12,307
May 18	$12,136	$10,592	$12,303
Jun 18	$12,161	$10,577	$12,353
Jul 18	$12,318	$10,599	$12,487
Aug 18	$12,363	$10,651	$12,579
Sep 18	$12,440	$10,606	$12,650
Oct 18	$12,197	$10,517	$12,447
Nov 18	$12,081	$10,564	$12,340
Dec 18	$11,772	$10,730	$12,076
Jan 19	$12,313	$10,878	$12,622
Feb 19	$12,518	$10,889	$12,831
Mar 19	$12,633	$11,086	$12,952
Apr 19	$12,846	$11,102	$13,136
May 19	$12,674	$11,272	$12,980
Jun 19	$12,972	$11,431	$13,276
Jul 19	$13,069	$11,465	$13,351
Aug 19	$13,184	$11,725	$13,404
Sep 19	$13,227	$11,674	$13,453
Oct 19	$13,272	$11,712	$13,490
Nov 19	$13,351	$11,709	$13,534
Dec 19	$13,606	$11,727	$13,805
Jan 20	$13,579	$11,937	$13,809
Feb 20	$13,374	$12,116	$13,614
Mar 20	$11,780	$11,879	$12,054
Apr 20	$12,322	$12,117	$12,600
May 20	$12,847	$12,230	$13,150
Jun 20	$12,908	$12,332	$13,276
Jul 20	$13,562	$12,549	$13,894
Aug 20	$13,676	$12,477	$14,028
Sep 20	$13,552	$12,454	$13,883
Oct 20	$13,630	$12,410	$13,952
Nov 20	$14,146	$12,572	$14,504
Dec 20	$14,412	$12,615	$14,778
Jan 21	$14,395	$12,536	$14,827
Feb 21	$14,507	$12,374	$14,881
Mar 21	$14,550	$12,230	$14,904
Apr 21	$14,720	$12,333	$15,066
May 21	$14,783	$12,380	$15,110
Jun 21	$15,013	$12,470	$15,312
Jul 21	$15,035	$12,595	$15,369
Aug 21	$15,114	$12,587	$15,449
Sep 21	$15,115	$12,479	$15,449
Oct 21	$15,098	$12,469	$15,421
Nov 21	$14,945	$12,484	$15,269
Dec 21	$15,254	$12,476	$15,555
Jan 22	$14,866	$12,202	$15,131
Feb 22	$14,725	$12,036	$14,976
Mar 22	$14,651	$11,713	$14,805
Apr 22	$14,141	$11,276	$14,280
May 22	$14,128	$11,338	$14,313
Jun 22	$13,178	$11,112	$13,349
Jul 22	$14,002	$11,391	$14,136
Aug 22	$13,669	$11,095	$13,811
Sep 22	$13,131	$10,617	$13,263
Oct 22	$13,507	$10,500	$13,608
Nov 22	$13,763	$10,892	$13,902
Dec 22	$13,676	$10,855	$13,816
Jan 23	$14,246	$11,192	$14,342
Feb 23	$14,048	$10,917	$14,159
Mar 23	$14,213	$11,173	$14,309
Apr 23	$14,375	$11,241	$14,453
May 23	$14,207	$11,124	$14,320
Jun 23	$14,461	$11,107	$14,559
Jul 23	$14,657	$11,118	$14,761
Aug 23	$14,702	$11,051	$14,804
Sep 23	$14,550	$10,788	$14,627
Oct 23	$14,378	$10,625	$14,455
Nov 23	$15,013	$11,104	$15,110
Dec 23	$15,547	$11,525	$15,673
Jan 24	$15,593	$11,497	$15,672
Feb 24	$15,660	$11,360	$15,718
Mar 24	$15,891	$11,471	$15,904
Apr 24	$15,763	$11,203	$15,755
May 24	$15,952	$11,389	$15,928
Jun 24	$16,092	$11,493	$16,078
Jul 24	$16,396	$11,754	$16,391
Aug 24	$16,656	$11,927	$16,658
Sep 24	$16,867	$12,090	$16,928
Oct 24	$16,754	$11,816	$16,836
Nov 24	$16,968	$11,940	$17,030
Dec 24	$16,905	$11,760	$16,957
Jan 25	$17,144	$11,831	$17,189
Feb 25	$17,236	$12,075	$17,304
Mar 25	$17,049	$12,073	$17,127
Apr 25	$17,075	$12,115	$17,124
May 25	$17,395	$12,054	$17,412
Jun 25	$17,714	$12,242	$17,732
Jul 25	$17,843	$12,224	$17,812
Aug 25	$18,046	$12,371	$18,034
Sep 25	$18,174	$12,502	$18,182

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	7.75%	6.04%	6.16%
Bloomberg U.S. Universal Index...
	3.40	0.08	2.26
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	7.41	5.54	6.16

Key Fund statistics

Net Assets...
$27,847,409,772
Number of Portfolio Holdings...
1,546
Net Investment Advisory Fees...
$103,515,791
Portfolio Turnover Rate...
64%

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
87.2%
Floating Rate Loan Interests...
7.2
Investment Companies...
2.2
Fixed Rate Loan Interests...
1.2
Preferred Securities...
1.2
Common Stocks...
0.8
Asset-Backed Securities...
0.1
Foreign Agency Obligations...
0.1
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.5%
BBB/Baa...
4.2
BB/Ba...
38.7
B...
44.7
CCC/Caa...
8.7
CC/Ca...
0.0Footnote Reference(b)
C...
0.0Footnote Reference(b)
N/R...
3.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock High Yield Portfolio

Class K Shares | BRHYX

Annual Shareholder Report — September 30, 2025

BRHYX-09/25-AR

BlackRock High Yield Portfolio

Class R Shares | BHYRX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock High Yield Portfolio (the “Fund”) for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$117	1.13%

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Class R Shares returned 7.19%.

  For the same period, the Fund's benchmark, the Bloomberg U.S. Universal Index, returned 3.40% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, returned 7.41%.

What contributed to performance?

Holdings in B rated bonds made the largest contribution to absolute returns, followed by those rated BB and CCC, respectively. At the sector level, technology, property and casualty insurance, and wirelines telecommunications were the leading contributors. An out-of-benchmark position in bank loans further helped results.

What detracted from performance?

Risk-management strategies related to foreign currencies were a modest detractor, as was the Fund’s small position in equities.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Class R Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Oct 15	$10,255	$10,032	$10,274
Nov 15	$10,063	$9,995	$10,047
Dec 15	$9,787	$9,945	$9,794
Jan 16	$9,650	$10,055	$9,637
Feb 16	$9,688	$10,127	$9,692
Mar 16	$9,938	$10,251	$10,123
Apr 16	$10,244	$10,321	$10,519
May 16	$10,303	$10,329	$10,584
Jun 16	$10,320	$10,511	$10,681
Jul 16	$10,576	$10,597	$10,970
Aug 16	$10,790	$10,609	$11,200
Sep 16	$10,851	$10,611	$11,274
Oct 16	$10,856	$10,541	$11,318
Nov 16	$10,874	$10,304	$11,264
Dec 16	$11,077	$10,334	$11,472
Jan 17	$11,214	$10,371	$11,639
Feb 17	$11,377	$10,451	$11,808
Mar 17	$11,368	$10,447	$11,781
Apr 17	$11,476	$10,534	$11,917
May 17	$11,555	$10,615	$12,021
Jun 17	$11,558	$10,606	$12,037
Jul 17	$11,726	$10,659	$12,171
Aug 17	$11,700	$10,751	$12,166
Sep 17	$11,821	$10,713	$12,275
Oct 17	$11,869	$10,726	$12,327
Nov 17	$11,855	$10,710	$12,296
Dec 17	$11,911	$10,757	$12,333
Jan 18	$12,007	$10,654	$12,407
Feb 18	$11,882	$10,553	$12,301
Mar 18	$11,807	$10,606	$12,227
Apr 18	$11,885	$10,535	$12,307
May 18	$11,888	$10,592	$12,303
Jun 18	$11,906	$10,577	$12,353
Jul 18	$12,052	$10,599	$12,487
Aug 18	$12,103	$10,651	$12,579
Sep 18	$12,155	$10,606	$12,650
Oct 18	$11,910	$10,517	$12,447
Nov 18	$11,789	$10,564	$12,340
Dec 18	$11,480	$10,730	$12,076
Jan 19	$12,017	$10,878	$12,622
Feb 19	$12,210	$10,889	$12,831
Mar 19	$12,298	$11,086	$12,952
Apr 19	$12,499	$11,102	$13,136
May 19	$12,323	$11,272	$12,980
Jun 19	$12,622	$11,431	$13,276
Jul 19	$12,709	$11,465	$13,351
Aug 19	$12,797	$11,725	$13,404
Sep 19	$12,847	$11,674	$13,453
Oct 19	$12,883	$11,712	$13,490
Nov 19	$12,936	$11,709	$13,534
Dec 19	$13,175	$11,727	$13,805
Jan 20	$13,159	$11,937	$13,809
Feb 20	$12,953	$12,116	$13,614
Mar 20	$11,385	$11,879	$12,054
Apr 20	$11,920	$12,117	$12,600
May 20	$12,404	$12,230	$13,150
Jun 20	$12,456	$12,332	$13,276
Jul 20	$13,099	$12,549	$13,894
Aug 20	$13,184	$12,477	$14,028
Sep 20	$13,057	$12,454	$13,883
Oct 20	$13,125	$12,410	$13,952
Nov 20	$13,633	$12,572	$14,504
Dec 20	$13,863	$12,615	$14,778
Jan 21	$13,857	$12,536	$14,827
Feb 21	$13,939	$12,374	$14,881
Mar 21	$13,973	$12,230	$14,904
Apr 21	$14,129	$12,333	$15,066
May 21	$14,181	$12,380	$15,110
Jun 21	$14,394	$12,470	$15,312
Jul 21	$14,426	$12,595	$15,369
Aug 21	$14,493	$12,587	$15,449
Sep 21	$14,486	$12,479	$15,449
Oct 21	$14,461	$12,469	$15,421
Nov 21	$14,307	$12,484	$15,269
Dec 21	$14,595	$12,476	$15,555
Jan 22	$14,196	$12,202	$15,131
Feb 22	$14,073	$12,036	$14,976
Mar 22	$13,995	$11,713	$14,805
Apr 22	$13,499	$11,276	$14,280
May 22	$13,480	$11,338	$14,313
Jun 22	$12,547	$11,112	$13,349
Jul 22	$13,325	$11,391	$14,136
Aug 22	$13,019	$11,095	$13,811
Sep 22	$12,481	$10,617	$13,263
Oct 22	$12,831	$10,500	$13,608
Nov 22	$13,086	$10,892	$13,902
Dec 22	$12,977	$10,855	$13,816
Jan 23	$13,510	$11,192	$14,342
Feb 23	$13,315	$10,917	$14,159
Mar 23	$13,484	$11,173	$14,309
Apr 23	$13,610	$11,241	$14,453
May 23	$13,463	$11,124	$14,320
Jun 23	$13,696	$11,107	$14,559
Jul 23	$13,873	$11,118	$14,761
Aug 23	$13,907	$11,051	$14,804
Sep 23	$13,756	$10,788	$14,627
Oct 23	$13,585	$10,625	$14,455
Nov 23	$14,177	$11,104	$15,110
Dec 23	$14,673	$11,525	$15,673
Jan 24	$14,708	$11,497	$15,672
Feb 24	$14,763	$11,360	$15,718
Mar 24	$14,950	$11,471	$15,904
Apr 24	$14,822	$11,203	$15,755
May 24	$14,991	$11,389	$15,928
Jun 24	$15,135	$11,493	$16,078
Jul 24	$15,390	$11,754	$16,391
Aug 24	$15,625	$11,927	$16,658
Sep 24	$15,815	$12,090	$16,928
Oct 24	$15,722	$11,816	$16,836
Nov 24	$15,914	$11,940	$17,030
Dec 24	$15,846	$11,760	$16,957
Jan 25	$16,038	$11,831	$17,189
Feb 25	$16,139	$12,075	$17,304
Mar 25	$15,955	$12,073	$17,127
Apr 25	$15,970	$12,115	$17,124
May 25	$16,260	$12,054	$17,412
Jun 25	$16,550	$12,242	$17,732
Jul 25	$16,638	$12,224	$17,812
Aug 25	$16,818	$12,371	$18,034
Sep 25	$16,952	$12,502	$18,182

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class R Shares ...
	7.19%	5.36%	5.42%
Bloomberg U.S. Universal Index...
	3.40	0.08	2.26
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	7.41	5.54	6.16

Key Fund statistics

Net Assets...
$27,847,409,772
Number of Portfolio Holdings...
1,546
Net Investment Advisory Fees...
$103,515,791
Portfolio Turnover Rate...
64%

Average annual total returns reflect reductions for distribution and service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock High Yield Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
87.2%
Floating Rate Loan Interests...
7.2
Investment Companies...
2.2
Fixed Rate Loan Interests...
1.2
Preferred Securities...
1.2
Common Stocks...
0.8
Asset-Backed Securities...
0.1
Foreign Agency Obligations...
0.1
Other Interests...
0.0Footnote Reference(b)
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
A...
0.5%
BBB/Baa...
4.2
BB/Ba...
38.7
B...
44.7
CCC/Caa...
8.7
CC/Ca...
0.0Footnote Reference(b)
C...
0.0Footnote Reference(b)
N/R...
3.2
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Rounds to less than 0.1%.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock High Yield Portfolio

Class R Shares | BHYRX

Annual Shareholder Report — September 30, 2025

BHYRX-09/25-AR

BlackRock Income Fund

Institutional Shares | BMSIX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock Income Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$64	0.62%

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Instititional Shares returned 6.39%.

  For the same period, the Fund’s benchmarks, the Bloomberg U.S. Universal Index, returned 3.40% and the Customized Reference Benchmark comprised of 25% Bloomberg Global High Yield 100% Hedged USD Index/25% Morningstar LSTA Leveraged Loan Index/25% Bloomberg U.S. CMBS Investment Grade Index/25% JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (USD) returned 6.73%.

What contributed to performance?

Positive contributions to the Fund’s performance over the period were led by the allocation to floating rate securities, most notably collateralized loan obligations and bank loans. Holdings of both U.S. and European high yield corporate bonds were also additive to performance due to a favorable technical backdrop and narrowing credit spreads. In addition, holdings of emerging market bonds added to performance. Finally, exposure to capital securities contributed with returns supported by resilient fundamentals and selective positioning. The Fund’s cash position had no material impact on performance.

What detracted from performance?

There were no material detractors from the Fund’s performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Universal Index	Customized Reference Benchmark
Oct 15	$10,095	$10,032	$10,125
Nov 15	$9,987	$9,995	$10,058
Dec 15	$9,900	$9,945	$9,921
Jan 16	$9,865	$10,055	$9,901
Feb 16	$9,879	$10,127	$9,950
Mar 16	$10,090	$10,251	$10,232
Apr 16	$10,269	$10,321	$10,422
May 16	$10,329	$10,329	$10,467
Jun 16	$10,315	$10,511	$10,591
Jul 16	$10,480	$10,597	$10,763
Aug 16	$10,570	$10,609	$10,868
Sep 16	$10,609	$10,611	$10,908
Oct 16	$10,616	$10,541	$10,915
Nov 16	$10,536	$10,304	$10,784
Dec 16	$10,665	$10,334	$10,877
Jan 17	$10,759	$10,371	$10,982
Feb 17	$10,869	$10,451	$11,082
Mar 17	$10,886	$10,447	$11,093
Apr 17	$10,988	$10,534	$11,198
May 17	$11,069	$10,615	$11,273
Jun 17	$11,083	$10,606	$11,267
Jul 17	$11,185	$10,659	$11,353
Aug 17	$11,212	$10,751	$11,428
Sep 17	$11,258	$10,713	$11,442
Oct 17	$11,329	$10,726	$11,498
Nov 17	$11,321	$10,710	$11,483
Dec 17	$11,369	$10,757	$11,523
Jan 18	$11,485	$10,654	$11,537
Feb 18	$11,389	$10,553	$11,468
Mar 18	$11,343	$10,606	$11,474
Apr 18	$11,384	$10,535	$11,451
May 18	$11,380	$10,592	$11,435
Jun 18	$11,352	$10,577	$11,410
Jul 18	$11,465	$10,599	$11,519
Aug 18	$11,500	$10,651	$11,502
Sep 18	$11,542	$10,606	$11,576
Oct 18	$11,448	$10,517	$11,503
Nov 18	$11,379	$10,564	$11,465
Dec 18	$11,246	$10,730	$11,435
Jan 19	$11,573	$10,878	$11,739
Feb 19	$11,696	$10,889	$11,874
Mar 19	$11,815	$11,086	$11,981
Apr 19	$11,942	$11,102	$12,088
May 19	$11,965	$11,272	$12,132
Jun 19	$12,141	$11,431	$12,323
Jul 19	$12,212	$11,465	$12,409
Aug 19	$12,342	$11,725	$12,436
Sep 19	$12,375	$11,674	$12,469
Oct 19	$12,412	$11,712	$12,505
Nov 19	$12,448	$11,709	$12,531
Dec 19	$12,595	$11,727	$12,676
Jan 20	$12,677	$11,937	$12,833
Feb 20	$12,623	$12,116	$12,800
Mar 20	$11,301	$11,879	$11,505
Apr 20	$11,840	$12,117	$11,914
May 20	$12,245	$12,230	$12,321
Jun 20	$12,427	$12,332	$12,557
Jul 20	$12,822	$12,549	$12,843
Aug 20	$12,929	$12,477	$12,970
Sep 20	$12,858	$12,454	$12,938
Oct 20	$12,876	$12,410	$12,944
Nov 20	$13,289	$12,572	$13,273
Dec 20	$13,464	$12,615	$13,458
Jan 21	$13,482	$12,536	$13,494
Feb 21	$13,556	$12,374	$13,475
Mar 21	$13,571	$12,230	$13,405
Apr 21	$13,648	$12,333	$13,523
May 21	$13,699	$12,380	$13,610
Jun 21	$13,761	$12,470	$13,686
Jul 21	$13,697	$12,595	$13,728
Aug 21	$13,777	$12,587	$13,788
Sep 21	$13,646	$12,479	$13,736
Oct 21	$13,446	$12,469	$13,698
Nov 21	$13,375	$12,484	$13,622
Dec 21	$13,454	$12,476	$13,708
Jan 22	$13,212	$12,202	$13,532
Feb 22	$12,967	$12,036	$13,228
Mar 22	$12,869	$11,713	$13,029
Apr 22	$12,582	$11,276	$12,779
May 22	$12,444	$11,338	$12,674
Jun 22	$12,008	$11,112	$12,263
Jul 22	$12,311	$11,391	$12,555
Aug 22	$12,191	$11,095	$12,492
Sep 22	$11,742	$10,617	$12,063
Oct 22	$11,779	$10,500	$12,042
Nov 22	$12,151	$10,892	$12,445
Dec 22	$12,179	$10,855	$12,509
Jan 23	$12,553	$11,192	$12,890
Feb 23	$12,362	$10,917	$12,752
Mar 23	$12,450	$11,173	$12,827
Apr 23	$12,529	$11,241	$12,928
May 23	$12,448	$11,124	$12,868
Jun 23	$12,539	$11,107	$13,017
Jul 23	$12,647	$11,118	$13,155
Aug 23	$12,672	$11,051	$13,172
Sep 23	$12,562	$10,788	$13,104
Oct 23	$12,454	$10,625	$13,005
Nov 23	$12,949	$11,104	$13,416
Dec 23	$13,317	$11,525	$13,804
Jan 24	$13,402	$11,497	$13,877
Feb 24	$13,333	$11,360	$13,938
Mar 24	$13,477	$11,471	$14,088
Apr 24	$13,318	$11,203	$13,994
May 24	$13,509	$11,389	$14,174
Jun 24	$13,607	$11,493	$14,276
Jul 24	$13,845	$11,754	$14,491
Aug 24	$14,009	$11,927	$14,684
Sep 24	$14,171	$12,090	$14,869
Oct 24	$14,037	$11,816	$14,798
Nov 24	$14,148	$11,940	$14,933
Dec 24	$14,121	$11,760	$14,907
Jan 25	$14,216	$11,831	$15,039
Feb 25	$14,353	$12,075	$15,190
Mar 25	$14,339	$12,073	$15,154
Apr 25	$14,374	$12,115	$15,169
May 25	$14,509	$12,054	$15,306
Jun 25	$14,706	$12,242	$15,504
Jul 25	$14,774	$12,224	$15,603
Aug 25	$14,943	$12,371	$15,773
Sep 25	$15,077	$12,502	$15,869

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	6.39%	3.24%	4.19%
Bloomberg U.S. Universal Index...
	3.40	0.08	2.26
Customized Reference Benchmark...
	6.73	4.17	4.73

Key Fund statistics

Net Assets...
$1,254,748,393
Number of Portfolio Holdings...
2,118
Net Investment Advisory Fees...
$5,542,022
Portfolio Turnover Rate...
403%

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Credit Strategies Income Fund (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

The Fund's returns shown prior to July 1, 2016 are the returns of the Predecessor Fund when it followed a different investment objective and different investment strategies under the name BlackRock Secured Credit Portfolio.

The Customized Reference Benchmark is comprised of the returns of the Bloomberg Global High Yield 100% Hedged USD Index (25%), the Morningstar LSTA Leveraged Loan Index (25%), the Bloomberg U.S. CMBS Investment Grade Index (25%) and the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (25%).

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
33.9%
U.S. Government Sponsored Agency Securities...
21.8
Asset-Backed Securities...
21.7
Floating Rate Loan Interests...
10.9
Investment Companies...
6.4
Foreign Government Obligations...
3.7
Foreign Agency Obligations...
0.6
Preferred Securities...
0.4
Non-Agency Mortgage-Backed Securities...
0.4
Common Stocks...
0.1
OtherFootnote Reference(b)...
0.1
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
36.0%
AA/Aa...
1.8
A...
6.6
BBB/Baa...
18.0
BB/Ba...
13.2
B...
11.9
CCC/Caa...
1.2
CC/Ca...
0.0Footnote Reference(e)
C...
0.0Footnote Reference(e)
N/R...
11.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, JPMorgan Securities, LLC, Morningstar, Inc., and their respective affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Income Fund

Institutional Shares | BMSIX

Annual Shareholder Report — September 30, 2025

BMSIX-09/25-AR

BlackRock Income Fund

Investor A Shares | BMSAX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock Income Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$90	0.87%

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Investor A Shares returned 6.13%.

  For the same period, the Fund’s benchmarks, the Bloomberg U.S. Universal Index, returned 3.40% and the Customized Reference Benchmark comprised of 25% Bloomberg Global High Yield 100% Hedged USD Index/25% Morningstar LSTA Leveraged Loan Index/25% Bloomberg U.S. CMBS Investment Grade Index/25% JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (USD) returned 6.73%.

What contributed to performance?

Positive contributions to the Fund’s performance over the period were led by the allocation to floating rate securities, most notably collateralized loan obligations and bank loans. Holdings of both U.S. and European high yield corporate bonds were also additive to performance due to a favorable technical backdrop and narrowing credit spreads. In addition, holdings of emerging market bonds added to performance. Finally, exposure to capital securities contributed with returns supported by resilient fundamentals and selective positioning. The Fund’s cash position had no material impact on performance.

What detracted from performance?

There were no material detractors from the Fund’s performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Universal Index	Customized Reference Benchmark
Oct 15	$9,841	$10,032	$10,125
Nov 15	$9,724	$9,995	$10,058
Dec 15	$9,637	$9,945	$9,921
Jan 16	$9,610	$10,055	$9,901
Feb 16	$9,622	$10,127	$9,950
Mar 16	$9,825	$10,251	$10,232
Apr 16	$9,988	$10,321	$10,422
May 16	$10,054	$10,329	$10,467
Jun 16	$10,039	$10,511	$10,591
Jul 16	$10,197	$10,597	$10,763
Aug 16	$10,272	$10,609	$10,868
Sep 16	$10,308	$10,611	$10,908
Oct 16	$10,313	$10,541	$10,915
Nov 16	$10,243	$10,304	$10,784
Dec 16	$10,356	$10,334	$10,877
Jan 17	$10,455	$10,371	$10,982
Feb 17	$10,560	$10,451	$11,082
Mar 17	$10,564	$10,447	$11,093
Apr 17	$10,671	$10,534	$11,198
May 17	$10,748	$10,615	$11,273
Jun 17	$10,749	$10,606	$11,267
Jul 17	$10,846	$10,659	$11,353
Aug 17	$10,880	$10,751	$11,428
Sep 17	$10,912	$10,713	$11,442
Oct 17	$10,989	$10,726	$11,498
Nov 17	$10,968	$10,710	$11,483
Dec 17	$11,013	$10,757	$11,523
Jan 18	$11,123	$10,654	$11,537
Feb 18	$11,038	$10,553	$11,468
Mar 18	$10,991	$10,606	$11,474
Apr 18	$11,029	$10,535	$11,451
May 18	$11,022	$10,592	$11,435
Jun 18	$10,993	$10,577	$11,410
Jul 18	$11,100	$10,599	$11,519
Aug 18	$11,131	$10,651	$11,502
Sep 18	$11,170	$10,606	$11,576
Oct 18	$11,077	$10,517	$11,503
Nov 18	$11,008	$10,564	$11,465
Dec 18	$10,877	$10,730	$11,435
Jan 19	$11,191	$10,878	$11,739
Feb 19	$11,308	$10,889	$11,874
Mar 19	$11,420	$11,086	$11,981
Apr 19	$11,529	$11,102	$12,088
May 19	$11,560	$11,272	$12,132
Jun 19	$11,728	$11,431	$12,323
Jul 19	$11,794	$11,465	$12,409
Aug 19	$11,917	$11,725	$12,436
Sep 19	$11,947	$11,674	$12,469
Oct 19	$11,980	$11,712	$12,505
Nov 19	$12,012	$11,709	$12,531
Dec 19	$12,151	$11,727	$12,676
Jan 20	$12,227	$11,937	$12,833
Feb 20	$12,173	$12,116	$12,800
Mar 20	$10,896	$11,879	$11,505
Apr 20	$11,413	$12,117	$11,914
May 20	$11,802	$12,230	$12,321
Jun 20	$11,974	$12,332	$12,557
Jul 20	$12,352	$12,549	$12,843
Aug 20	$12,452	$12,477	$12,970
Sep 20	$12,381	$12,454	$12,938
Oct 20	$12,397	$12,410	$12,944
Nov 20	$12,791	$12,572	$13,273
Dec 20	$12,957	$12,615	$13,458
Jan 21	$12,959	$12,536	$13,494
Feb 21	$13,041	$12,374	$13,475
Mar 21	$13,052	$12,230	$13,405
Apr 21	$13,123	$12,333	$13,523
May 21	$13,170	$12,380	$13,610
Jun 21	$13,227	$12,470	$13,686
Jul 21	$13,163	$12,595	$13,728
Aug 21	$13,236	$12,587	$13,788
Sep 21	$13,095	$12,479	$13,736
Oct 21	$12,913	$12,469	$13,698
Nov 21	$12,842	$12,484	$13,622
Dec 21	$12,903	$12,476	$13,708
Jan 22	$12,681	$12,202	$13,532
Feb 22	$12,442	$12,036	$13,228
Mar 22	$12,346	$11,713	$13,029
Apr 22	$12,069	$11,276	$12,779
May 22	$11,933	$11,338	$12,674
Jun 22	$11,513	$11,112	$12,263
Jul 22	$11,801	$11,391	$12,555
Aug 22	$11,684	$11,095	$12,492
Sep 22	$11,251	$10,617	$12,063
Oct 22	$11,284	$10,500	$12,042
Nov 22	$11,638	$10,892	$12,445
Dec 22	$11,662	$10,855	$12,509
Jan 23	$12,017	$11,192	$12,890
Feb 23	$11,819	$10,917	$12,752
Mar 23	$11,914	$11,173	$12,827
Apr 23	$11,987	$11,241	$12,928
May 23	$11,907	$11,124	$12,868
Jun 23	$11,992	$11,107	$13,017
Jul 23	$12,093	$11,118	$13,155
Aug 23	$12,114	$11,051	$13,172
Sep 23	$12,006	$10,788	$13,104
Oct 23	$11,887	$10,625	$13,005
Nov 23	$12,371	$11,104	$13,416
Dec 23	$12,720	$11,525	$13,804
Jan 24	$12,799	$11,497	$13,877
Feb 24	$12,730	$11,360	$13,938
Mar 24	$12,865	$11,471	$14,088
Apr 24	$12,710	$11,203	$13,994
May 24	$12,891	$11,389	$14,174
Jun 24	$12,981	$11,493	$14,276
Jul 24	$13,206	$11,754	$14,491
Aug 24	$13,359	$11,927	$14,684
Sep 24	$13,510	$12,090	$14,869
Oct 24	$13,380	$11,816	$14,798
Nov 24	$13,483	$11,940	$14,933
Dec 24	$13,454	$11,760	$14,907
Jan 25	$13,542	$11,831	$15,039
Feb 25	$13,670	$12,075	$15,190
Mar 25	$13,654	$12,073	$15,154
Apr 25	$13,685	$12,115	$15,169
May 25	$13,810	$12,054	$15,306
Jun 25	$13,994	$12,242	$15,504
Jul 25	$14,056	$12,224	$15,603
Aug 25	$14,214	$12,371	$15,773
Sep 25	$14,339	$12,502	$15,869

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	6.13%	2.98%	3.93%
Investor A Shares (with sales charge)...
	3.48	2.46	3.67
Bloomberg U.S. Universal Index...
	3.40	0.08	2.26
Customized Reference Benchmark...
	6.73	4.17	4.73

Key Fund statistics

Net Assets...
$1,254,748,393
Number of Portfolio Holdings...
2,118
Net Investment Advisory Fees...
$5,542,022
Portfolio Turnover Rate...
403%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Credit Strategies Income Fund (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

The Fund's returns shown prior to July 1, 2016 are the returns of the Predecessor Fund when it followed a different investment objective and different investment strategies under the name BlackRock Secured Credit Portfolio.

The Customized Reference Benchmark is comprised of the returns of the Bloomberg Global High Yield 100% Hedged USD Index (25%), the Morningstar LSTA Leveraged Loan Index (25%), the Bloomberg U.S. CMBS Investment Grade Index (25%) and the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (25%).

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
33.9%
U.S. Government Sponsored Agency Securities...
21.8
Asset-Backed Securities...
21.7
Floating Rate Loan Interests...
10.9
Investment Companies...
6.4
Foreign Government Obligations...
3.7
Foreign Agency Obligations...
0.6
Preferred Securities...
0.4
Non-Agency Mortgage-Backed Securities...
0.4
Common Stocks...
0.1
OtherFootnote Reference(b)...
0.1
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
36.0%
AA/Aa...
1.8
A...
6.6
BBB/Baa...
18.0
BB/Ba...
13.2
B...
11.9
CCC/Caa...
1.2
CC/Ca...
0.0Footnote Reference(e)
C...
0.0Footnote Reference(e)
N/R...
11.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, JPMorgan Securities, LLC, Morningstar, Inc., and their respective affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Income Fund

Investor A Shares | BMSAX

Annual Shareholder Report — September 30, 2025

BMSAX-09/25-AR

BlackRock Income Fund

Investor C Shares | BMSCX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock Income Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$166	1.62%

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Investor C Shares returned 5.23%.

  For the same period, the Fund’s benchmarks, the Bloomberg U.S. Universal Index, returned 3.40% and the Customized Reference Benchmark comprised of 25% Bloomberg Global High Yield 100% Hedged USD Index/25% Morningstar LSTA Leveraged Loan Index/25% Bloomberg U.S. CMBS Investment Grade Index/25% JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (USD) returned 6.73%.

What contributed to performance?

Positive contributions to the Fund’s performance over the period were led by the allocation to floating rate securities, most notably collateralized loan obligations and bank loans. Holdings of both U.S. and European high yield corporate bonds were also additive to performance due to a favorable technical backdrop and narrowing credit spreads. In addition, holdings of emerging market bonds added to performance. Finally, exposure to capital securities contributed with returns supported by resilient fundamentals and selective positioning. The Fund’s cash position had no material impact on performance.

What detracted from performance?

There were no material detractors from the Fund’s performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Investor C Shares	Bloomberg U.S. Universal Index	Customized Reference Benchmark
Oct 15	$10,086	$10,032	$10,125
Nov 15	$9,971	$9,995	$10,058
Dec 15	$9,875	$9,945	$9,921
Jan 16	$9,832	$10,055	$9,901
Feb 16	$9,838	$10,127	$9,950
Mar 16	$10,050	$10,251	$10,232
Apr 16	$10,210	$10,321	$10,422
May 16	$10,260	$10,329	$10,467
Jun 16	$10,249	$10,511	$10,591
Jul 16	$10,393	$10,597	$10,763
Aug 16	$10,473	$10,609	$10,868
Sep 16	$10,503	$10,611	$10,908
Oct 16	$10,502	$10,541	$10,915
Nov 16	$10,414	$10,304	$10,784
Dec 16	$10,532	$10,334	$10,877
Jan 17	$10,616	$10,371	$10,982
Feb 17	$10,717	$10,451	$11,082
Mar 17	$10,724	$10,447	$11,093
Apr 17	$10,816	$10,534	$11,198
May 17	$10,887	$10,615	$11,273
Jun 17	$10,892	$10,606	$11,267
Jul 17	$10,983	$10,659	$11,353
Aug 17	$11,000	$10,751	$11,428
Sep 17	$11,036	$10,713	$11,442
Oct 17	$11,096	$10,726	$11,498
Nov 17	$11,079	$10,710	$11,483
Dec 17	$11,117	$10,757	$11,523
Jan 18	$11,221	$10,654	$11,537
Feb 18	$11,118	$10,553	$11,468
Mar 18	$11,064	$10,606	$11,474
Apr 18	$11,095	$10,535	$11,451
May 18	$11,082	$10,592	$11,435
Jun 18	$11,046	$10,577	$11,410
Jul 18	$11,157	$10,599	$11,519
Aug 18	$11,170	$10,651	$11,502
Sep 18	$11,202	$10,606	$11,576
Oct 18	$11,102	$10,517	$11,503
Nov 18	$11,026	$10,564	$11,465
Dec 18	$10,888	$10,730	$11,435
Jan 19	$11,194	$10,878	$11,739
Feb 19	$11,305	$10,889	$11,874
Mar 19	$11,421	$11,086	$11,981
Apr 19	$11,523	$11,102	$12,088
May 19	$11,547	$11,272	$12,132
Jun 19	$11,696	$11,431	$12,323
Jul 19	$11,755	$11,465	$12,409
Aug 19	$11,869	$11,725	$12,436
Sep 19	$11,892	$11,674	$12,469
Oct 19	$11,917	$11,712	$12,505
Nov 19	$11,942	$11,709	$12,531
Dec 19	$12,073	$11,727	$12,676
Jan 20	$12,141	$11,937	$12,833
Feb 20	$12,079	$12,116	$12,800
Mar 20	$10,805	$11,879	$11,505
Apr 20	$11,311	$12,117	$11,914
May 20	$11,689	$12,230	$12,321
Jun 20	$11,852	$12,332	$12,557
Jul 20	$12,219	$12,549	$12,843
Aug 20	$12,311	$12,477	$12,970
Sep 20	$12,245	$12,454	$12,938
Oct 20	$12,240	$12,410	$12,944
Nov 20	$12,634	$12,572	$13,273
Dec 20	$12,790	$12,615	$13,458
Jan 21	$12,784	$12,536	$13,494
Feb 21	$12,857	$12,374	$13,475
Mar 21	$12,860	$12,230	$13,405
Apr 21	$12,922	$12,333	$13,523
May 21	$12,959	$12,380	$13,610
Jun 21	$12,996	$12,470	$13,686
Jul 21	$12,924	$12,595	$13,728
Aug 21	$13,000	$12,587	$13,788
Sep 21	$12,854	$12,479	$13,736
Oct 21	$12,667	$12,469	$13,698
Nov 21	$12,578	$12,484	$13,622
Dec 21	$12,641	$12,476	$13,708
Jan 22	$12,416	$12,202	$13,532
Feb 22	$12,163	$12,036	$13,228
Mar 22	$12,074	$11,713	$13,029
Apr 22	$11,796	$11,276	$12,779
May 22	$11,643	$11,338	$12,674
Jun 22	$11,226	$11,112	$12,263
Jul 22	$11,513	$11,391	$12,555
Aug 22	$11,391	$11,095	$12,492
Sep 22	$10,950	$10,617	$12,063
Oct 22	$10,988	$10,500	$12,042
Nov 22	$11,312	$10,892	$12,445
Dec 22	$11,329	$10,855	$12,509
Jan 23	$11,680	$11,192	$12,890
Feb 23	$11,481	$10,917	$12,752
Mar 23	$11,553	$11,173	$12,827
Apr 23	$11,616	$11,241	$12,928
May 23	$11,531	$11,124	$12,868
Jun 23	$11,619	$11,107	$13,017
Jul 23	$11,710	$11,118	$13,155
Aug 23	$11,723	$11,051	$13,172
Sep 23	$11,611	$10,788	$13,104
Oct 23	$11,496	$10,625	$13,005
Nov 23	$11,965	$11,104	$13,416
Dec 23	$12,302	$11,525	$13,804
Jan 24	$12,378	$11,497	$13,877
Feb 24	$12,312	$11,360	$13,938
Mar 24	$12,443	$11,471	$14,088
Apr 24	$12,293	$11,203	$13,994
May 24	$12,467	$11,389	$14,174
Jun 24	$12,554	$11,493	$14,276
Jul 24	$12,772	$11,754	$14,491
Aug 24	$12,920	$11,927	$14,684
Sep 24	$13,066	$12,090	$14,869
Oct 24	$12,940	$11,816	$14,798
Nov 24	$13,040	$11,940	$14,933
Dec 24	$13,012	$11,760	$14,907
Jan 25	$13,097	$11,831	$15,039
Feb 25	$13,221	$12,075	$15,190
Mar 25	$13,205	$12,073	$15,154
Apr 25	$13,235	$12,115	$15,169
May 25	$13,356	$12,054	$15,306
Jun 25	$13,534	$12,242	$15,504
Jul 25	$13,594	$12,224	$15,603
Aug 25	$13,747	$12,371	$15,773
Sep 25	$13,867	$12,502	$15,869

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	5.23%	2.19%	3.32%
Investor C Shares (with sales charge)...
	4.23	2.19	3.32
Bloomberg U.S. Universal Index...
	3.40	0.08	2.26
Customized Reference Benchmark...
	6.73	4.17	4.73

Key Fund statistics

Net Assets...
$1,254,748,393
Number of Portfolio Holdings...
2,118
Net Investment Advisory Fees...
$5,542,022
Portfolio Turnover Rate...
403%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Credit Strategies Income Fund (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

The Fund's returns shown prior to July 1, 2016 are the returns of the Predecessor Fund when it followed a different investment objective and different investment strategies under the name BlackRock Secured Credit Portfolio.

The Customized Reference Benchmark is comprised of the returns of the Bloomberg Global High Yield 100% Hedged USD Index (25%), the Morningstar LSTA Leveraged Loan Index (25%), the Bloomberg U.S. CMBS Investment Grade Index (25%) and the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (25%).

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
33.9%
U.S. Government Sponsored Agency Securities...
21.8
Asset-Backed Securities...
21.7
Floating Rate Loan Interests...
10.9
Investment Companies...
6.4
Foreign Government Obligations...
3.7
Foreign Agency Obligations...
0.6
Preferred Securities...
0.4
Non-Agency Mortgage-Backed Securities...
0.4
Common Stocks...
0.1
OtherFootnote Reference(b)...
0.1
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
36.0%
AA/Aa...
1.8
A...
6.6
BBB/Baa...
18.0
BB/Ba...
13.2
B...
11.9
CCC/Caa...
1.2
CC/Ca...
0.0Footnote Reference(e)
C...
0.0Footnote Reference(e)
N/R...
11.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, JPMorgan Securities, LLC, Morningstar, Inc., and their respective affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Income Fund

Investor C Shares | BMSCX

Annual Shareholder Report — September 30, 2025

BMSCX-09/25-AR

BlackRock Income Fund

Class K Shares | BMSKX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock Income Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$59	0.57%

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Class K Shares returned 6.45%.

  For the same period, the Fund’s benchmarks, the Bloomberg U.S. Universal Index, returned 3.40% and the Customized Reference Benchmark comprised of 25% Bloomberg Global High Yield 100% Hedged USD Index/25% Morningstar LSTA Leveraged Loan Index/25% Bloomberg U.S. CMBS Investment Grade Index/25% JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (USD) returned 6.73%.

What contributed to performance?

Positive contributions to the Fund’s performance over the period were led by the allocation to floating rate securities, most notably collateralized loan obligations and bank loans. Holdings of both U.S. and European high yield corporate bonds were also additive to performance due to a favorable technical backdrop and narrowing credit spreads. In addition, holdings of emerging market bonds added to performance. Finally, exposure to capital securities contributed with returns supported by resilient fundamentals and selective positioning. The Fund’s cash position had no material impact on performance.

What detracted from performance?

There were no material detractors from the Fund’s performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2014 through September 30, 2025

Initial Investment of $10,000

	Class K Shares	Bloomberg U.S. Universal Index	Customized Reference Benchmark
Oct 15	$10,095	$10,032	$10,125
Nov 15	$9,987	$9,995	$10,058
Dec 15	$9,900	$9,945	$9,921
Jan 16	$9,865	$10,055	$9,901
Feb 16	$9,879	$10,127	$9,950
Mar 16	$10,090	$10,251	$10,232
Apr 16	$10,269	$10,321	$10,422
May 16	$10,329	$10,329	$10,467
Jun 16	$10,315	$10,511	$10,591
Jul 16	$10,480	$10,597	$10,763
Aug 16	$10,570	$10,609	$10,868
Sep 16	$10,610	$10,611	$10,908
Oct 16	$10,617	$10,541	$10,915
Nov 16	$10,538	$10,304	$10,784
Dec 16	$10,667	$10,334	$10,877
Jan 17	$10,761	$10,371	$10,982
Feb 17	$10,872	$10,451	$11,082
Mar 17	$10,890	$10,447	$11,093
Apr 17	$11,002	$10,534	$11,198
May 17	$11,074	$10,615	$11,273
Jun 17	$11,088	$10,606	$11,267
Jul 17	$11,191	$10,659	$11,353
Aug 17	$11,229	$10,751	$11,428
Sep 17	$11,265	$10,713	$11,442
Oct 17	$11,336	$10,726	$11,498
Nov 17	$11,329	$10,710	$11,483
Dec 17	$11,378	$10,757	$11,523
Jan 18	$11,494	$10,654	$11,537
Feb 18	$11,399	$10,553	$11,468
Mar 18	$11,352	$10,606	$11,474
Apr 18	$11,395	$10,535	$11,451
May 18	$11,391	$10,592	$11,435
Jun 18	$11,364	$10,577	$11,410
Jul 18	$11,476	$10,599	$11,519
Aug 18	$11,512	$10,651	$11,502
Sep 18	$11,554	$10,606	$11,576
Oct 18	$11,461	$10,517	$11,503
Nov 18	$11,392	$10,564	$11,465
Dec 18	$11,260	$10,730	$11,435
Jan 19	$11,587	$10,878	$11,739
Feb 19	$11,711	$10,889	$11,874
Mar 19	$11,830	$11,086	$11,981
Apr 19	$11,946	$11,102	$12,088
May 19	$11,981	$11,272	$12,132
Jun 19	$12,158	$11,431	$12,323
Jul 19	$12,230	$11,465	$12,409
Aug 19	$12,360	$11,725	$12,436
Sep 19	$12,394	$11,674	$12,469
Oct 19	$12,432	$11,712	$12,505
Nov 19	$12,468	$11,709	$12,531
Dec 19	$12,616	$11,727	$12,676
Jan 20	$12,698	$11,937	$12,833
Feb 20	$12,645	$12,116	$12,800
Mar 20	$11,321	$11,879	$11,505
Apr 20	$11,861	$12,117	$11,914
May 20	$12,268	$12,230	$12,321
Jun 20	$12,450	$12,332	$12,557
Jul 20	$12,847	$12,549	$12,843
Aug 20	$12,954	$12,477	$12,970
Sep 20	$12,884	$12,454	$12,938
Oct 20	$12,903	$12,410	$12,944
Nov 20	$13,317	$12,572	$13,273
Dec 20	$13,493	$12,615	$13,458
Jan 21	$13,499	$12,536	$13,494
Feb 21	$13,587	$12,374	$13,475
Mar 21	$13,602	$12,230	$13,405
Apr 21	$13,680	$12,333	$13,523
May 21	$13,732	$12,380	$13,610
Jun 21	$13,795	$12,470	$13,686
Jul 21	$13,732	$12,595	$13,728
Aug 21	$13,812	$12,587	$13,788
Sep 21	$13,669	$12,479	$13,736
Oct 21	$13,482	$12,469	$13,698
Nov 21	$13,412	$12,484	$13,622
Dec 21	$13,478	$12,476	$13,708
Jan 22	$13,250	$12,202	$13,532
Feb 22	$13,004	$12,036	$13,228
Mar 22	$12,907	$11,713	$13,029
Apr 22	$12,620	$11,276	$12,779
May 22	$12,481	$11,338	$12,674
Jun 22	$12,045	$11,112	$12,263
Jul 22	$12,349	$11,391	$12,555
Aug 22	$12,230	$11,095	$12,492
Sep 22	$11,780	$10,617	$12,063
Oct 22	$11,817	$10,500	$12,042
Nov 22	$12,191	$10,892	$12,445
Dec 22	$12,219	$10,855	$12,509
Jan 23	$12,595	$11,192	$12,890
Feb 23	$12,404	$10,917	$12,752
Mar 23	$12,493	$11,173	$12,827
Apr 23	$12,572	$11,241	$12,928
May 23	$12,491	$11,124	$12,868
Jun 23	$12,583	$11,107	$13,017
Jul 23	$12,693	$11,118	$13,155
Aug 23	$12,718	$11,051	$13,172
Sep 23	$12,608	$10,788	$13,104
Oct 23	$12,500	$10,625	$13,005
Nov 23	$12,997	$11,104	$13,416
Dec 23	$13,368	$11,525	$13,804
Jan 24	$13,453	$11,497	$13,877
Feb 24	$13,384	$11,360	$13,938
Mar 24	$13,530	$11,471	$14,088
Apr 24	$13,370	$11,203	$13,994
May 24	$13,563	$11,389	$14,174
Jun 24	$13,662	$11,493	$14,276
Jul 24	$13,902	$11,754	$14,491
Aug 24	$14,067	$11,927	$14,684
Sep 24	$14,229	$12,090	$14,869
Oct 24	$14,096	$11,816	$14,798
Nov 24	$14,208	$11,940	$14,933
Dec 24	$14,181	$11,760	$14,907
Jan 25	$14,277	$11,831	$15,039
Feb 25	$14,416	$12,075	$15,190
Mar 25	$14,402	$12,073	$15,154
Apr 25	$14,438	$12,115	$15,169
May 25	$14,574	$12,054	$15,306
Jun 25	$14,772	$12,242	$15,504
Jul 25	$14,841	$12,224	$15,603
Aug 25	$15,012	$12,371	$15,773
Sep 25	$15,147	$12,502	$15,869

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	6.45%	3.29%	4.24%
Bloomberg U.S. Universal Index...
	3.40	0.08	2.26
Customized Reference Benchmark...
	6.73	4.17	4.73

Key Fund statistics

Net Assets...
$1,254,748,393
Number of Portfolio Holdings...
2,118
Net Investment Advisory Fees...
$5,542,022
Portfolio Turnover Rate...
403%

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Credit Strategies Income Fund (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

The Fund's returns shown prior to July 1, 2016 are the returns of the Predecessor Fund when it followed a different investment objective and different investment strategies under the name BlackRock Secured Credit Portfolio.

The Customized Reference Benchmark is comprised of the returns of the Bloomberg Global High Yield 100% Hedged USD Index (25%), the Morningstar LSTA Leveraged Loan Index (25%), the Bloomberg U.S. CMBS Investment Grade Index (25%) and the JPMorgan Corporate Emerging Markets Bond Index Broad Diversified (CEMBI Broad Diversified) (25%).

Performance shown prior to the Class K Shares inception date of August 1, 2016 is that of Institutional Shares. The performance of Class K Shares would be substantially similar to Institutional Shares because Class K Shares and Institutional Shares invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Institutional Shares have different expenses. The actual returns of Class K Shares would have been higher than those of the Institutional Shares because Class K Shares have lower expenses than the Institutional Shares.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
33.9%
U.S. Government Sponsored Agency Securities...
21.8
Asset-Backed Securities...
21.7
Floating Rate Loan Interests...
10.9
Investment Companies...
6.4
Foreign Government Obligations...
3.7
Foreign Agency Obligations...
0.6
Preferred Securities...
0.4
Non-Agency Mortgage-Backed Securities...
0.4
Common Stocks...
0.1
OtherFootnote Reference(b)...
0.1
Credit RatingFootnote Reference(c)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(d)...
36.0%
AA/Aa...
1.8
A...
6.6
BBB/Baa...
18.0
BB/Ba...
13.2
B...
11.9
CCC/Caa...
1.2
CC/Ca...
0.0Footnote Reference(e)
C...
0.0Footnote Reference(e)
N/R...
11.3
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	Ten largest investment types are presented. Additional investment types are found in Other.
Footnote(c)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(d)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(e)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, JPMorgan Securities, LLC, Morningstar, Inc., and their respective affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Income Fund

Class K Shares | BMSKX

Annual Shareholder Report — September 30, 2025

BMSKX-09/25-AR

BlackRock Low Duration Bond Portfolio

Institutional Shares | BFMSX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$41	0.40%

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Institutional Shares returned 4.88%.

  For the same period, the Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% and the ICE BofA 1-3 Year US Corporate & Government Index, returned 4.14%.

What contributed to performance?

All spread sectors held by the Fund contributed positively to absolute performance given the decline in Treasury yields seen in anticipation of rate cuts from the U.S. Federal Reserve and generally firm risk sentiment as economic growth proved resilient. The allocation to investment grade corporate bonds led contributions to performance. Exposure to a range of securitized sectors proved additive including asset-backed securities, commercial mortgage-backed securities, agency and non-agency residential mortgage-backed securities, and collateralized loan obligations. Other contributors included high yield corporate bonds, non-U.S. corporate and sovereign debt, agency debentures, emerging markets debt and municipal bonds. Finally, the use of U.S. interest rate derivatives added to return.

What detracted from performance?

There were no detractors from the Fund’s performance over the annual period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year U.S. Corporate & Government Index
Oct 15	$10,003	$10,002	$9,998
Nov 15	$9,986	$9,975	$9,978
Dec 15	$9,971	$9,943	$9,965
Jan 16	$10,007	$10,080	$10,017
Feb 16	$10,000	$10,151	$10,028
Mar 16	$10,036	$10,244	$10,063
Apr 16	$10,060	$10,284	$10,076
May 16	$10,064	$10,286	$10,070
Jun 16	$10,120	$10,471	$10,129
Jul 16	$10,135	$10,537	$10,132
Aug 16	$10,139	$10,525	$10,121
Sep 16	$10,163	$10,519	$10,132
Oct 16	$10,158	$10,439	$10,128
Nov 16	$10,131	$10,192	$10,086
Dec 16	$10,158	$10,206	$10,093
Jan 17	$10,186	$10,226	$10,111
Feb 17	$10,224	$10,295	$10,128
Mar 17	$10,231	$10,290	$10,133
Apr 17	$10,259	$10,369	$10,150
May 17	$10,288	$10,449	$10,167
Jun 17	$10,295	$10,438	$10,163
Jul 17	$10,336	$10,483	$10,190
Aug 17	$10,356	$10,577	$10,210
Sep 17	$10,354	$10,527	$10,198
Oct 17	$10,364	$10,533	$10,196
Nov 17	$10,351	$10,519	$10,176
Dec 17	$10,359	$10,568	$10,180
Jan 18	$10,356	$10,446	$10,154
Feb 18	$10,341	$10,347	$10,145
Mar 18	$10,350	$10,413	$10,161
Apr 18	$10,349	$10,336	$10,151
May 18	$10,371	$10,410	$10,189
Jun 18	$10,370	$10,397	$10,190
Jul 18	$10,393	$10,399	$10,197
Aug 18	$10,426	$10,466	$10,232
Sep 18	$10,426	$10,399	$10,226
Oct 18	$10,427	$10,317	$10,238
Nov 18	$10,428	$10,378	$10,267
Dec 18	$10,474	$10,569	$10,346
Jan 19	$10,543	$10,681	$10,385
Feb 19	$10,578	$10,675	$10,403
Mar 19	$10,660	$10,880	$10,472
Apr 19	$10,696	$10,883	$10,497
May 19	$10,744	$11,076	$10,567
Jun 19	$10,824	$11,215	$10,627
Jul 19	$10,825	$11,240	$10,623
Aug 19	$10,905	$11,531	$10,707
Sep 19	$10,905	$11,470	$10,702
Oct 19	$10,938	$11,504	$10,739
Nov 19	$10,936	$11,498	$10,740
Dec 19	$10,969	$11,490	$10,766
Jan 20	$11,035	$11,711	$10,826
Feb 20	$11,078	$11,922	$10,911
Mar 20	$10,632	$11,852	$10,938
Apr 20	$10,859	$12,063	$11,008
May 20	$11,006	$12,119	$11,046
Jun 20	$11,106	$12,195	$11,071
Jul 20	$11,194	$12,377	$11,094
Aug 20	$11,225	$12,277	$11,099
Sep 20	$11,232	$12,271	$11,101
Oct 20	$11,249	$12,216	$11,103
Nov 20	$11,311	$12,336	$11,116
Dec 20	$11,349	$12,353	$11,127
Jan 21	$11,363	$12,264	$11,130
Feb 21	$11,375	$12,087	$11,124
Mar 21	$11,375	$11,936	$11,124
Apr 21	$11,398	$12,030	$11,133
May 21	$11,410	$12,070	$11,145
Jun 21	$11,398	$12,155	$11,130
Jul 21	$11,387	$12,290	$11,149
Aug 21	$11,410	$12,267	$11,149
Sep 21	$11,397	$12,161	$11,140
Oct 21	$11,349	$12,157	$11,106
Nov 21	$11,314	$12,193	$11,098
Dec 21	$11,320	$12,162	$11,079
Jan 22	$11,214	$11,900	$11,003
Feb 22	$11,120	$11,767	$10,946
Mar 22	$10,971	$11,441	$10,789
Apr 22	$10,881	$11,006	$10,734
May 22	$10,923	$11,077	$10,796
Jun 22	$10,776	$10,904	$10,721
Jul 22	$10,882	$11,170	$10,775
Aug 22	$10,822	$10,854	$10,696
Sep 22	$10,644	$10,385	$10,568
Oct 22	$10,600	$10,251	$10,554
Nov 22	$10,724	$10,628	$10,638
Dec 22	$10,786	$10,580	$10,663
Jan 23	$10,916	$10,905	$10,745
Feb 23	$10,837	$10,623	$10,670
Mar 23	$10,983	$10,893	$10,821
Apr 23	$11,018	$10,959	$10,859
May 23	$10,993	$10,840	$10,826
Jun 23	$10,955	$10,801	$10,784
Jul 23	$11,018	$10,794	$10,831
Aug 23	$11,069	$10,725	$10,871
Sep 23	$11,045	$10,452	$10,869
Oct 23	$11,061	$10,287	$10,902
Nov 23	$11,240	$10,753	$11,026
Dec 23	$11,408	$11,165	$11,156
Jan 24	$11,462	$11,134	$11,203
Feb 24	$11,438	$10,977	$11,164
Mar 24	$11,494	$11,078	$11,207
Apr 24	$11,463	$10,798	$11,174
May 24	$11,560	$10,981	$11,255
Jun 24	$11,629	$11,085	$11,317
Jul 24	$11,778	$11,344	$11,450
Aug 24	$11,888	$11,507	$11,554
Sep 24	$11,998	$11,661	$11,650
Oct 24	$11,924	$11,372	$11,587
Nov 24	$11,968	$11,493	$11,625
Dec 24	$12,000	$11,304	$11,652
Jan 25	$12,071	$11,364	$11,705
Feb 25	$12,153	$11,614	$11,786
Mar 25	$12,186	$11,619	$11,839
Apr 25	$12,272	$11,664	$11,925
May 25	$12,293	$11,581	$11,913
Jun 25	$12,408	$11,759	$11,988
Jul 25	$12,417	$11,728	$11,988
Aug 25	$12,535	$11,868	$12,092
Sep 25	$12,583	$11,998	$12,133

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	4.88%	2.30%	2.32%
Bloomberg U.S. Aggregate Bond Index...
	2.88	(0.45)	1.84
ICE BofA 1-3 Year U.S. Corporate & Government Index...
	4.14	1.79	1.95

Key Fund statistics

Net Assets...
$4,297,373,398
Number of Portfolio Holdings...
1,748
Net Investment Advisory Fees...
$11,459,769
Portfolio Turnover Rate...
182%

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Low Duration Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 1-3 Year US Corporate & Government Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
49.0%
Non-Agency Mortgage-Backed Securities...
15.7
Asset-Backed Securities...
14.2
U.S. Government Sponsored Agency Securities...
12.8
U.S. Treasury Obligations...
6.6
Foreign Government Obligations...
1.0
Foreign Agency Obligations...
0.6
Municipal Bonds...
0.1
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
19.5%
AA/Aa...
21.5
A...
18.8
BBB/Baa...
22.5
BB/Ba...
3.9
B...
3.7
CCC/Caa...
0.0Footnote Reference(d)
D...
0.0Footnote Reference(d)
N/R...
10.1
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Low Duration Bond Portfolio

Institutional Shares | BFMSX

Annual Shareholder Report — September 30, 2025

BFMSX-09/25-AR

BlackRock Low Duration Bond Portfolio

Investor A Shares | BLDAX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$67	0.65%

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Investor A Shares returned 4.73%.

  For the same period, the Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% and the ICE BofA 1-3 Year US Corporate & Government Index, returned 4.14%.

What contributed to performance?

All spread sectors held by the Fund contributed positively to absolute performance given the decline in Treasury yields seen in anticipation of rate cuts from the U.S. Federal Reserve and generally firm risk sentiment as economic growth proved resilient. The allocation to investment grade corporate bonds led contributions to performance. Exposure to a range of securitized sectors proved additive including asset-backed securities, commercial mortgage-backed securities, agency and non-agency residential mortgage-backed securities, and collateralized loan obligations. Other contributors included high yield corporate bonds, non-U.S. corporate and sovereign debt, agency debentures, emerging markets debt and municipal bonds. Finally, the use of U.S. interest rate derivatives added to return.

What detracted from performance?

There were no detractors from the Fund’s performance over the annual period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year U.S. Corporate & Government Index
Oct 15	$9,775	$10,002	$9,998
Nov 15	$9,766	$9,975	$9,978
Dec 15	$9,738	$9,943	$9,965
Jan 16	$9,781	$10,080	$10,017
Feb 16	$9,762	$10,151	$10,028
Mar 16	$9,804	$10,244	$10,063
Apr 16	$9,825	$10,284	$10,076
May 16	$9,815	$10,286	$10,070
Jun 16	$9,868	$10,471	$10,129
Jul 16	$9,879	$10,537	$10,132
Aug 16	$9,880	$10,525	$10,121
Sep 16	$9,901	$10,519	$10,132
Oct 16	$9,904	$10,439	$10,128
Nov 16	$9,875	$10,192	$10,086
Dec 16	$9,900	$10,206	$10,093
Jan 17	$9,925	$10,226	$10,111
Feb 17	$9,950	$10,295	$10,128
Mar 17	$9,954	$10,290	$10,133
Apr 17	$9,979	$10,369	$10,150
May 17	$10,016	$10,449	$10,167
Jun 17	$10,021	$10,438	$10,163
Jul 17	$10,059	$10,483	$10,190
Aug 17	$10,076	$10,577	$10,210
Sep 17	$10,072	$10,527	$10,198
Oct 17	$10,079	$10,533	$10,196
Nov 17	$10,064	$10,519	$10,176
Dec 17	$10,070	$10,568	$10,180
Jan 18	$10,065	$10,446	$10,154
Feb 18	$10,049	$10,347	$10,145
Mar 18	$10,045	$10,413	$10,161
Apr 18	$10,052	$10,336	$10,151
May 18	$10,072	$10,410	$10,189
Jun 18	$10,069	$10,397	$10,190
Jul 18	$10,077	$10,399	$10,197
Aug 18	$10,118	$10,466	$10,232
Sep 18	$10,116	$10,399	$10,226
Oct 18	$10,104	$10,317	$10,238
Nov 18	$10,113	$10,378	$10,267
Dec 18	$10,156	$10,569	$10,346
Jan 19	$10,221	$10,681	$10,385
Feb 19	$10,253	$10,675	$10,403
Mar 19	$10,320	$10,880	$10,472
Apr 19	$10,352	$10,883	$10,497
May 19	$10,407	$11,076	$10,567
Jun 19	$10,482	$11,215	$10,627
Jul 19	$10,482	$11,240	$10,623
Aug 19	$10,557	$11,531	$10,707
Sep 19	$10,543	$11,470	$10,702
Oct 19	$10,584	$11,504	$10,739
Nov 19	$10,580	$11,498	$10,740
Dec 19	$10,610	$11,490	$10,766
Jan 20	$10,660	$11,711	$10,826
Feb 20	$10,711	$11,922	$10,911
Mar 20	$10,277	$11,852	$10,938
Apr 20	$10,483	$12,063	$11,008
May 20	$10,623	$12,119	$11,046
Jun 20	$10,728	$12,195	$11,071
Jul 20	$10,800	$12,377	$11,094
Aug 20	$10,839	$12,277	$11,099
Sep 20	$10,843	$12,271	$11,101
Oct 20	$10,847	$12,216	$11,103
Nov 20	$10,916	$12,336	$11,116
Dec 20	$10,950	$12,353	$11,127
Jan 21	$10,961	$12,264	$11,130
Feb 21	$10,970	$12,087	$11,124
Mar 21	$10,968	$11,936	$11,124
Apr 21	$10,988	$12,030	$11,133
May 21	$10,997	$12,070	$11,145
Jun 21	$10,972	$12,155	$11,130
Jul 21	$10,971	$12,290	$11,149
Aug 21	$10,979	$12,267	$11,149
Sep 21	$10,976	$12,161	$11,140
Oct 21	$10,916	$12,157	$11,106
Nov 21	$10,891	$12,193	$11,098
Dec 21	$10,895	$12,162	$11,079
Jan 22	$10,790	$11,900	$11,003
Feb 22	$10,698	$11,767	$10,946
Mar 22	$10,541	$11,441	$10,789
Apr 22	$10,464	$11,006	$10,734
May 22	$10,490	$11,077	$10,796
Jun 22	$10,358	$10,904	$10,721
Jul 22	$10,447	$11,170	$10,775
Aug 22	$10,387	$10,854	$10,696
Sep 22	$10,213	$10,385	$10,568
Oct 22	$10,180	$10,251	$10,554
Nov 22	$10,298	$10,628	$10,638
Dec 22	$10,354	$10,580	$10,663
Jan 23	$10,477	$10,905	$10,745
Feb 23	$10,400	$10,623	$10,670
Mar 23	$10,526	$10,893	$10,821
Apr 23	$10,569	$10,959	$10,859
May 23	$10,543	$10,840	$10,826
Jun 23	$10,504	$10,801	$10,784
Jul 23	$10,562	$10,794	$10,831
Aug 23	$10,609	$10,725	$10,871
Sep 23	$10,584	$10,452	$10,869
Oct 23	$10,597	$10,287	$10,902
Nov 23	$10,766	$10,753	$11,026
Dec 23	$10,912	$11,165	$11,156
Jan 24	$10,974	$11,134	$11,203
Feb 24	$10,949	$10,977	$11,164
Mar 24	$11,001	$11,078	$11,207
Apr 24	$10,969	$10,798	$11,174
May 24	$11,059	$10,981	$11,255
Jun 24	$11,123	$11,085	$11,317
Jul 24	$11,250	$11,344	$11,450
Aug 24	$11,366	$11,507	$11,554
Sep 24	$11,455	$11,661	$11,650
Oct 24	$11,395	$11,372	$11,587
Nov 24	$11,435	$11,493	$11,625
Dec 24	$11,463	$11,304	$11,652
Jan 25	$11,516	$11,364	$11,705
Feb 25	$11,604	$11,614	$11,786
Mar 25	$11,633	$11,619	$11,839
Apr 25	$11,714	$11,664	$11,925
May 25	$11,731	$11,581	$11,913
Jun 25	$11,826	$11,759	$11,988
Jul 25	$11,844	$11,728	$11,988
Aug 25	$11,954	$11,868	$12,092
Sep 25	$11,997	$11,998	$12,133

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	4.73%	2.04%	2.07%
Investor A Shares (with sales charge)...
	2.38	1.58	1.84
Bloomberg U.S. Aggregate Bond Index...
	2.88	(0.45)	1.84
ICE BofA 1-3 Year U.S. Corporate & Government Index...
	4.14	1.79	1.95

Key Fund statistics

Net Assets...
$4,297,373,398
Number of Portfolio Holdings...
1,748
Net Investment Advisory Fees...
$11,459,769
Portfolio Turnover Rate...
182%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Low Duration Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 1-3 Year US Corporate & Government Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
49.0%
Non-Agency Mortgage-Backed Securities...
15.7
Asset-Backed Securities...
14.2
U.S. Government Sponsored Agency Securities...
12.8
U.S. Treasury Obligations...
6.6
Foreign Government Obligations...
1.0
Foreign Agency Obligations...
0.6
Municipal Bonds...
0.1
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
19.5%
AA/Aa...
21.5
A...
18.8
BBB/Baa...
22.5
BB/Ba...
3.9
B...
3.7
CCC/Caa...
0.0Footnote Reference(d)
D...
0.0Footnote Reference(d)
N/R...
10.1
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Low Duration Bond Portfolio

Investor A Shares | BLDAX

Annual Shareholder Report — September 30, 2025

BLDAX-09/25-AR

BlackRock Low Duration Bond Portfolio

Investor A1 Shares | CMGAX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$51	0.50%

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Investor A1 Shares returned 4.89%.

  For the same period, the Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% and the ICE BofA 1-3 Year US Corporate & Government Index, returned 4.14%.

What contributed to performance?

All spread sectors held by the Fund contributed positively to absolute performance given the decline in Treasury yields seen in anticipation of rate cuts from the U.S. Federal Reserve and generally firm risk sentiment as economic growth proved resilient. The allocation to investment grade corporate bonds led contributions to performance. Exposure to a range of securitized sectors proved additive including asset-backed securities, commercial mortgage-backed securities, agency and non-agency residential mortgage-backed securities, and collateralized loan obligations. Other contributors included high yield corporate bonds, non-U.S. corporate and sovereign debt, agency debentures, emerging markets debt and municipal bonds. Finally, the use of U.S. interest rate derivatives added to return.

What detracted from performance?

There were no detractors from the Fund’s performance over the annual period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Investor A1 Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year U.S. Corporate & Government Index
Oct 15	$10,002	$10,002	$9,998
Nov 15	$9,994	$9,975	$9,978
Dec 15	$9,967	$9,943	$9,965
Jan 16	$10,013	$10,080	$10,017
Feb 16	$9,994	$10,151	$10,028
Mar 16	$10,039	$10,244	$10,063
Apr 16	$10,062	$10,284	$10,076
May 16	$10,054	$10,286	$10,070
Jun 16	$10,109	$10,471	$10,129
Jul 16	$10,123	$10,537	$10,132
Aug 16	$10,125	$10,525	$10,121
Sep 16	$10,148	$10,519	$10,132
Oct 16	$10,152	$10,439	$10,128
Nov 16	$10,125	$10,192	$10,086
Dec 16	$10,151	$10,206	$10,093
Jan 17	$10,178	$10,226	$10,111
Feb 17	$10,205	$10,295	$10,128
Mar 17	$10,211	$10,290	$10,133
Apr 17	$10,238	$10,369	$10,150
May 17	$10,276	$10,449	$10,167
Jun 17	$10,283	$10,438	$10,163
Jul 17	$10,323	$10,483	$10,190
Aug 17	$10,342	$10,577	$10,210
Sep 17	$10,339	$10,527	$10,198
Oct 17	$10,348	$10,533	$10,196
Nov 17	$10,323	$10,519	$10,176
Dec 17	$10,341	$10,568	$10,180
Jan 18	$10,337	$10,446	$10,154
Feb 18	$10,311	$10,347	$10,145
Mar 18	$10,319	$10,413	$10,161
Apr 18	$10,328	$10,336	$10,151
May 18	$10,349	$10,410	$10,189
Jun 18	$10,337	$10,397	$10,190
Jul 18	$10,358	$10,399	$10,197
Aug 18	$10,401	$10,466	$10,232
Sep 18	$10,400	$10,399	$10,226
Oct 18	$10,388	$10,317	$10,238
Nov 18	$10,400	$10,378	$10,267
Dec 18	$10,434	$10,569	$10,346
Jan 19	$10,513	$10,681	$10,385
Feb 19	$10,547	$10,675	$10,403
Mar 19	$10,617	$10,880	$10,472
Apr 19	$10,652	$10,883	$10,497
May 19	$10,709	$11,076	$10,567
Jun 19	$10,777	$11,215	$10,627
Jul 19	$10,778	$11,240	$10,623
Aug 19	$10,868	$11,531	$10,707
Sep 19	$10,855	$11,470	$10,702
Oct 19	$10,887	$11,504	$10,739
Nov 19	$10,896	$11,498	$10,740
Dec 19	$10,928	$11,490	$10,766
Jan 20	$10,981	$11,711	$10,826
Feb 20	$11,034	$11,922	$10,911
Mar 20	$10,578	$11,852	$10,938
Apr 20	$10,803	$12,063	$11,008
May 20	$10,948	$12,119	$11,046
Jun 20	$11,058	$12,195	$11,071
Jul 20	$11,134	$12,377	$11,094
Aug 20	$11,175	$12,277	$11,099
Sep 20	$11,169	$12,271	$11,101
Oct 20	$11,186	$12,216	$11,103
Nov 20	$11,247	$12,336	$11,116
Dec 20	$11,295	$12,353	$11,127
Jan 21	$11,307	$12,264	$11,130
Feb 21	$11,318	$12,087	$11,124
Mar 21	$11,318	$11,936	$11,124
Apr 21	$11,328	$12,030	$11,133
May 21	$11,339	$12,070	$11,145
Jun 21	$11,327	$12,155	$11,130
Jul 21	$11,326	$12,290	$11,149
Aug 21	$11,336	$12,267	$11,149
Sep 21	$11,334	$12,161	$11,140
Oct 21	$11,274	$12,157	$11,106
Nov 21	$11,249	$12,193	$11,098
Dec 21	$11,244	$12,162	$11,079
Jan 22	$11,149	$11,900	$11,003
Feb 22	$11,054	$11,767	$10,946
Mar 22	$10,894	$11,441	$10,789
Apr 22	$10,804	$11,006	$10,734
May 22	$10,844	$11,077	$10,796
Jun 22	$10,697	$10,904	$10,721
Jul 22	$10,802	$11,170	$10,775
Aug 22	$10,742	$10,854	$10,696
Sep 22	$10,564	$10,385	$10,568
Oct 22	$10,531	$10,251	$10,554
Nov 22	$10,642	$10,628	$10,638
Dec 22	$10,702	$10,580	$10,663
Jan 23	$10,830	$10,905	$10,745
Feb 23	$10,763	$10,623	$10,670
Mar 23	$10,895	$10,893	$10,821
Apr 23	$10,941	$10,959	$10,859
May 23	$10,903	$10,840	$10,826
Jun 23	$10,865	$10,801	$10,784
Jul 23	$10,938	$10,794	$10,831
Aug 23	$10,988	$10,725	$10,871
Sep 23	$10,963	$10,452	$10,869
Oct 23	$10,966	$10,287	$10,902
Nov 23	$11,155	$10,753	$11,026
Dec 23	$11,308	$11,165	$11,156
Jan 24	$11,373	$11,134	$11,203
Feb 24	$11,349	$10,977	$11,164
Mar 24	$11,404	$11,078	$11,207
Apr 24	$11,372	$10,798	$11,174
May 24	$11,454	$10,981	$11,255
Jun 24	$11,522	$11,085	$11,317
Jul 24	$11,668	$11,344	$11,450
Aug 24	$11,776	$11,507	$11,554
Sep 24	$11,883	$11,661	$11,650
Oct 24	$11,810	$11,372	$11,587
Nov 24	$11,865	$11,493	$11,625
Dec 24	$11,896	$11,304	$11,652
Jan 25	$11,952	$11,364	$11,705
Feb 25	$12,032	$11,614	$11,786
Mar 25	$12,077	$11,619	$11,839
Apr 25	$12,149	$11,664	$11,925
May 25	$12,182	$11,581	$11,913
Jun 25	$12,281	$11,759	$11,988
Jul 25	$12,289	$11,728	$11,988
Aug 25	$12,418	$11,868	$12,092
Sep 25	$12,464	$11,998	$12,133

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A1 Shares ...
	4.89%	2.22%	2.23%
Bloomberg U.S. Aggregate Bond Index...
	2.88	(0.45)	1.84
ICE BofA 1-3 Year U.S. Corporate & Government Index...
	4.14	1.79	1.95

Key Fund statistics

Net Assets...
$4,297,373,398
Number of Portfolio Holdings...
1,748
Net Investment Advisory Fees...
$11,459,769
Portfolio Turnover Rate...
182%

Average annual total returns reflect reductions for service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Low Duration Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 1-3 Year US Corporate & Government Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
49.0%
Non-Agency Mortgage-Backed Securities...
15.7
Asset-Backed Securities...
14.2
U.S. Government Sponsored Agency Securities...
12.8
U.S. Treasury Obligations...
6.6
Foreign Government Obligations...
1.0
Foreign Agency Obligations...
0.6
Municipal Bonds...
0.1
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
19.5%
AA/Aa...
21.5
A...
18.8
BBB/Baa...
22.5
BB/Ba...
3.9
B...
3.7
CCC/Caa...
0.0Footnote Reference(d)
D...
0.0Footnote Reference(d)
N/R...
10.1
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Low Duration Bond Portfolio

Investor A1 Shares | CMGAX

Annual Shareholder Report — September 30, 2025

CMGAX-09/25-AR

BlackRock Low Duration Bond Portfolio

Investor C Shares | BLDCX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$143	1.40%

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Investor C Shares returned 3.95%.

  For the same period, the Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% and the ICE BofA 1-3 Year US Corporate & Government Index, returned 4.14%.

What contributed to performance?

All spread sectors held by the Fund contributed positively to absolute performance given the decline in Treasury yields seen in anticipation of rate cuts from the U.S. Federal Reserve and generally firm risk sentiment as economic growth proved resilient. The allocation to investment grade corporate bonds led contributions to performance. Exposure to a range of securitized sectors proved additive including asset-backed securities, commercial mortgage-backed securities, agency and non-agency residential mortgage-backed securities, and collateralized loan obligations. Other contributors included high yield corporate bonds, non-U.S. corporate and sovereign debt, agency debentures, emerging markets debt and municipal bonds. Finally, the use of U.S. interest rate derivatives added to return.

What detracted from performance?

There were no detractors from the Fund’s performance over the annual period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Investor C Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year U.S. Corporate & Government Index
Oct 15	$9,994	$10,002	$9,998
Nov 15	$9,968	$9,975	$9,978
Dec 15	$9,944	$9,943	$9,965
Jan 16	$9,971	$10,080	$10,017
Feb 16	$9,956	$10,151	$10,028
Mar 16	$9,993	$10,244	$10,063
Apr 16	$9,997	$10,284	$10,076
May 16	$9,992	$10,286	$10,070
Jun 16	$10,039	$10,471	$10,129
Jul 16	$10,045	$10,537	$10,132
Aug 16	$10,039	$10,525	$10,121
Sep 16	$10,054	$10,519	$10,132
Oct 16	$10,040	$10,439	$10,128
Nov 16	$10,005	$10,192	$10,086
Dec 16	$10,024	$10,206	$10,093
Jan 17	$10,043	$10,226	$10,111
Feb 17	$10,073	$10,295	$10,128
Mar 17	$10,071	$10,290	$10,133
Apr 17	$10,090	$10,369	$10,150
May 17	$10,110	$10,449	$10,167
Jun 17	$10,109	$10,438	$10,163
Jul 17	$10,141	$10,483	$10,190
Aug 17	$10,162	$10,577	$10,210
Sep 17	$10,152	$10,527	$10,198
Oct 17	$10,143	$10,533	$10,196
Nov 17	$10,121	$10,519	$10,176
Dec 17	$10,131	$10,568	$10,180
Jan 18	$10,119	$10,446	$10,154
Feb 18	$10,087	$10,347	$10,145
Mar 18	$10,087	$10,413	$10,161
Apr 18	$10,078	$10,336	$10,151
May 18	$10,101	$10,410	$10,189
Jun 18	$10,082	$10,397	$10,190
Jul 18	$10,094	$10,399	$10,197
Aug 18	$10,118	$10,466	$10,232
Sep 18	$10,109	$10,399	$10,226
Oct 18	$10,102	$10,317	$10,238
Nov 18	$10,094	$10,378	$10,267
Dec 18	$10,130	$10,569	$10,346
Jan 19	$10,199	$10,681	$10,385
Feb 19	$10,215	$10,675	$10,403
Mar 19	$10,286	$10,880	$10,472
Apr 19	$10,312	$10,883	$10,497
May 19	$10,360	$11,076	$10,567
Jun 19	$10,418	$11,215	$10,627
Jul 19	$10,410	$11,240	$10,623
Aug 19	$10,489	$11,531	$10,707
Sep 19	$10,469	$11,470	$10,702
Oct 19	$10,492	$11,504	$10,739
Nov 19	$10,482	$11,498	$10,740
Dec 19	$10,505	$11,490	$10,766
Jan 20	$10,559	$11,711	$10,826
Feb 20	$10,592	$11,922	$10,911
Mar 20	$10,156	$11,852	$10,938
Apr 20	$10,364	$12,063	$11,008
May 20	$10,496	$12,119	$11,046
Jun 20	$10,583	$12,195	$11,071
Jul 20	$10,658	$12,377	$11,094
Aug 20	$10,690	$12,277	$11,099
Sep 20	$10,676	$12,271	$11,101
Oct 20	$10,684	$12,216	$11,103
Nov 20	$10,734	$12,336	$11,116
Dec 20	$10,761	$12,353	$11,127
Jan 21	$10,776	$12,264	$11,130
Feb 21	$10,768	$12,087	$11,124
Mar 21	$10,759	$11,936	$11,124
Apr 21	$10,772	$12,030	$11,133
May 21	$10,774	$12,070	$11,145
Jun 21	$10,754	$12,155	$11,130
Jul 21	$10,745	$12,290	$11,149
Aug 21	$10,747	$12,267	$11,149
Sep 21	$10,737	$12,161	$11,140
Oct 21	$10,672	$12,157	$11,106
Nov 21	$10,629	$12,193	$11,098
Dec 21	$10,627	$12,162	$11,079
Jan 22	$10,529	$11,900	$11,003
Feb 22	$10,421	$11,767	$10,946
Mar 22	$10,273	$11,441	$10,789
Apr 22	$10,180	$11,006	$10,734
May 22	$10,211	$11,077	$10,796
Jun 22	$10,065	$10,904	$10,721
Jul 22	$10,156	$11,170	$10,775
Aug 22	$10,091	$10,854	$10,696
Sep 22	$9,916	$10,385	$10,568
Oct 22	$9,878	$10,251	$10,554
Nov 22	$9,975	$10,628	$10,638
Dec 22	$10,023	$10,580	$10,663
Jan 23	$10,136	$10,905	$10,745
Feb 23	$10,055	$10,623	$10,670
Mar 23	$10,182	$10,893	$10,821
Apr 23	$10,217	$10,959	$10,859
May 23	$10,174	$10,840	$10,826
Jun 23	$10,130	$10,801	$10,784
Jul 23	$10,192	$10,794	$10,831
Aug 23	$10,219	$10,725	$10,871
Sep 23	$10,199	$10,452	$10,869
Oct 23	$10,212	$10,287	$10,902
Nov 23	$10,375	$10,753	$11,026
Dec 23	$10,516	$11,165	$11,156
Jan 24	$10,576	$11,134	$11,203
Feb 24	$10,552	$10,977	$11,164
Mar 24	$10,601	$11,078	$11,207
Apr 24	$10,570	$10,798	$11,174
May 24	$10,657	$10,981	$11,255
Jun 24	$10,719	$11,085	$11,317
Jul 24	$10,842	$11,344	$11,450
Aug 24	$10,953	$11,507	$11,554
Sep 24	$11,040	$11,661	$11,650
Oct 24	$10,982	$11,372	$11,587
Nov 24	$11,020	$11,493	$11,625
Dec 24	$11,046	$11,304	$11,652
Jan 25	$11,098	$11,364	$11,705
Feb 25	$11,183	$11,614	$11,786
Mar 25	$11,211	$11,619	$11,839
Apr 25	$11,288	$11,664	$11,925
May 25	$11,305	$11,581	$11,913
Jun 25	$11,396	$11,759	$11,988
Jul 25	$11,415	$11,728	$11,988
Aug 25	$11,520	$11,868	$12,092
Sep 25	$11,562	$11,998	$12,133

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	3.95%	1.30%	1.46%
Investor C Shares (with sales charge)...
	2.95	1.30	1.46
Bloomberg U.S. Aggregate Bond Index...
	2.88	(0.45)	1.84
ICE BofA 1-3 Year U.S. Corporate & Government Index...
	4.14	1.79	1.95

Key Fund statistics

Net Assets...
$4,297,373,398
Number of Portfolio Holdings...
1,748
Net Investment Advisory Fees...
$11,459,769
Portfolio Turnover Rate...
182%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Low Duration Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 1-3 Year US Corporate & Government Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
49.0%
Non-Agency Mortgage-Backed Securities...
15.7
Asset-Backed Securities...
14.2
U.S. Government Sponsored Agency Securities...
12.8
U.S. Treasury Obligations...
6.6
Foreign Government Obligations...
1.0
Foreign Agency Obligations...
0.6
Municipal Bonds...
0.1
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
19.5%
AA/Aa...
21.5
A...
18.8
BBB/Baa...
22.5
BB/Ba...
3.9
B...
3.7
CCC/Caa...
0.0Footnote Reference(d)
D...
0.0Footnote Reference(d)
N/R...
10.1
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Low Duration Bond Portfolio

Investor C Shares | BLDCX

Annual Shareholder Report — September 30, 2025

BLDCX-09/25-AR

BlackRock Low Duration Bond Portfolio

Class K Shares | CLDBX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$36	0.35%

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Class K Shares returned 4.93%.

  For the same period, the Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% and the ICE BofA 1-3 Year US Corporate & Government Index, returned 4.14%.

What contributed to performance?

All spread sectors held by the Fund contributed positively to absolute performance given the decline in Treasury yields seen in anticipation of rate cuts from the U.S. Federal Reserve and generally firm risk sentiment as economic growth proved resilient. The allocation to investment grade corporate bonds led contributions to performance. Exposure to a range of securitized sectors proved additive including asset-backed securities, commercial mortgage-backed securities, agency and non-agency residential mortgage-backed securities, and collateralized loan obligations. Other contributors included high yield corporate bonds, non-U.S. corporate and sovereign debt, agency debentures, emerging markets debt and municipal bonds. Finally, the use of U.S. interest rate derivatives added to return.

What detracted from performance?

There were no detractors from the Fund’s performance over the annual period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Class K Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year U.S. Corporate & Government Index
Oct 15	$10,004	$10,002	$9,998
Nov 15	$9,987	$9,975	$9,978
Dec 15	$9,972	$9,943	$9,965
Jan 16	$10,009	$10,080	$10,017
Feb 16	$10,002	$10,151	$10,028
Mar 16	$10,049	$10,244	$10,063
Apr 16	$10,063	$10,284	$10,076
May 16	$10,067	$10,286	$10,070
Jun 16	$10,124	$10,471	$10,129
Jul 16	$10,139	$10,537	$10,132
Aug 16	$10,144	$10,525	$10,121
Sep 16	$10,168	$10,519	$10,132
Oct 16	$10,163	$10,439	$10,128
Nov 16	$10,137	$10,192	$10,086
Dec 16	$10,165	$10,206	$10,093
Jan 17	$10,203	$10,226	$10,111
Feb 17	$10,232	$10,295	$10,128
Mar 17	$10,239	$10,290	$10,133
Apr 17	$10,267	$10,369	$10,150
May 17	$10,296	$10,449	$10,167
Jun 17	$10,304	$10,438	$10,163
Jul 17	$10,346	$10,483	$10,190
Aug 17	$10,377	$10,577	$10,210
Sep 17	$10,375	$10,527	$10,198
Oct 17	$10,375	$10,533	$10,196
Nov 17	$10,362	$10,519	$10,176
Dec 17	$10,381	$10,568	$10,180
Jan 18	$10,378	$10,446	$10,154
Feb 18	$10,353	$10,347	$10,145
Mar 18	$10,363	$10,413	$10,161
Apr 18	$10,362	$10,336	$10,151
May 18	$10,385	$10,410	$10,189
Jun 18	$10,384	$10,397	$10,190
Jul 18	$10,407	$10,399	$10,197
Aug 18	$10,440	$10,466	$10,232
Sep 18	$10,441	$10,399	$10,226
Oct 18	$10,442	$10,317	$10,238
Nov 18	$10,443	$10,378	$10,267
Dec 18	$10,490	$10,569	$10,346
Jan 19	$10,571	$10,681	$10,385
Feb 19	$10,595	$10,675	$10,403
Mar 19	$10,678	$10,880	$10,472
Apr 19	$10,714	$10,883	$10,497
May 19	$10,774	$11,076	$10,567
Jun 19	$10,843	$11,215	$10,627
Jul 19	$10,845	$11,240	$10,623
Aug 19	$10,926	$11,531	$10,707
Sep 19	$10,926	$11,470	$10,702
Oct 19	$10,959	$11,504	$10,739
Nov 19	$10,958	$11,498	$10,740
Dec 19	$10,992	$11,490	$10,766
Jan 20	$11,058	$11,711	$10,826
Feb 20	$11,102	$11,922	$10,911
Mar 20	$10,654	$11,852	$10,938
Apr 20	$10,882	$12,063	$11,008
May 20	$11,031	$12,119	$11,046
Jun 20	$11,131	$12,195	$11,071
Jul 20	$11,220	$12,377	$11,094
Aug 20	$11,252	$12,277	$11,099
Sep 20	$11,259	$12,271	$11,101
Oct 20	$11,277	$12,216	$11,103
Nov 20	$11,340	$12,336	$11,116
Dec 20	$11,378	$12,353	$11,127
Jan 21	$11,404	$12,264	$11,130
Feb 21	$11,405	$12,087	$11,124
Mar 21	$11,405	$11,936	$11,124
Apr 21	$11,429	$12,030	$11,133
May 21	$11,442	$12,070	$11,145
Jun 21	$11,430	$12,155	$11,130
Jul 21	$11,431	$12,290	$11,149
Aug 21	$11,443	$12,267	$11,149
Sep 21	$11,442	$12,161	$11,140
Oct 21	$11,383	$12,157	$11,106
Nov 21	$11,347	$12,193	$11,098
Dec 21	$11,355	$12,162	$11,079
Jan 22	$11,260	$11,900	$11,003
Feb 22	$11,154	$11,767	$10,946
Mar 22	$11,005	$11,441	$10,789
Apr 22	$10,916	$11,006	$10,734
May 22	$10,958	$11,077	$10,796
Jun 22	$10,810	$10,904	$10,721
Jul 22	$10,918	$11,170	$10,775
Aug 22	$10,858	$10,854	$10,696
Sep 22	$10,679	$10,385	$10,568
Oct 22	$10,647	$10,251	$10,554
Nov 22	$10,761	$10,628	$10,638
Dec 22	$10,823	$10,580	$10,663
Jan 23	$10,954	$10,905	$10,745
Feb 23	$10,875	$10,623	$10,670
Mar 23	$11,022	$10,893	$10,821
Apr 23	$11,070	$10,959	$10,859
May 23	$11,033	$10,840	$10,826
Jun 23	$10,996	$10,801	$10,784
Jul 23	$11,072	$10,794	$10,831
Aug 23	$11,111	$10,725	$10,871
Sep 23	$11,087	$10,452	$10,869
Oct 23	$11,104	$10,287	$10,902
Nov 23	$11,297	$10,753	$11,026
Dec 23	$11,453	$11,165	$11,156
Jan 24	$11,521	$11,134	$11,203
Feb 24	$11,485	$10,977	$11,164
Mar 24	$11,554	$11,078	$11,207
Apr 24	$11,523	$10,798	$11,174
May 24	$11,608	$10,981	$11,255
Jun 24	$11,678	$11,085	$11,317
Jul 24	$11,828	$11,344	$11,450
Aug 24	$11,940	$11,507	$11,554
Sep 24	$12,050	$11,661	$11,650
Oct 24	$11,977	$11,372	$11,587
Nov 24	$12,034	$11,493	$11,625
Dec 24	$12,053	$11,304	$11,652
Jan 25	$12,126	$11,364	$11,705
Feb 25	$12,208	$11,614	$11,786
Mar 25	$12,255	$11,619	$11,839
Apr 25	$12,330	$11,664	$11,925
May 25	$12,364	$11,581	$11,913
Jun 25	$12,467	$11,759	$11,988
Jul 25	$12,477	$11,728	$11,988
Aug 25	$12,595	$11,868	$12,092
Sep 25	$12,644	$11,998	$12,133

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	4.93%	2.35%	2.37%
Bloomberg U.S. Aggregate Bond Index...
	2.88	(0.45)	1.84
ICE BofA 1-3 Year U.S. Corporate & Government Index...
	4.14	1.79	1.95

Key Fund statistics

Net Assets...
$4,297,373,398
Number of Portfolio Holdings...
1,748
Net Investment Advisory Fees...
$11,459,769
Portfolio Turnover Rate...
182%

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Low Duration Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 1-3 Year US Corporate & Government Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
49.0%
Non-Agency Mortgage-Backed Securities...
15.7
Asset-Backed Securities...
14.2
U.S. Government Sponsored Agency Securities...
12.8
U.S. Treasury Obligations...
6.6
Foreign Government Obligations...
1.0
Foreign Agency Obligations...
0.6
Municipal Bonds...
0.1
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
19.5%
AA/Aa...
21.5
A...
18.8
BBB/Baa...
22.5
BB/Ba...
3.9
B...
3.7
CCC/Caa...
0.0Footnote Reference(d)
D...
0.0Footnote Reference(d)
N/R...
10.1
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Low Duration Bond Portfolio

Class K Shares | CLDBX

Annual Shareholder Report — September 30, 2025

CLDBX-09/25-AR

BlackRock Low Duration Bond Portfolio

Class R Shares | BLDPX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock Low Duration Bond Portfolio (the “Fund”) for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$92	0.90%

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Class R Shares returned 4.47%.

  For the same period, the Fund's benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% and the ICE BofA 1-3 Year US Corporate & Government Index, returned 4.14%.

What contributed to performance?

All spread sectors held by the Fund contributed positively to absolute performance given the decline in Treasury yields seen in anticipation of rate cuts from the U.S. Federal Reserve and generally firm risk sentiment as economic growth proved resilient. The allocation to investment grade corporate bonds led contributions to performance. Exposure to a range of securitized sectors proved additive including asset-backed securities, commercial mortgage-backed securities, agency and non-agency residential mortgage-backed securities, and collateralized loan obligations. Other contributors included high yield corporate bonds, non-U.S. corporate and sovereign debt, agency debentures, emerging markets debt and municipal bonds. Finally, the use of U.S. interest rate derivatives added to return.

What detracted from performance?

There were no detractors from the Fund’s performance over the annual period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Class R Shares	Bloomberg U.S. Aggregate Bond Index	ICE BofA 1-3 Year U.S. Corporate & Government Index
Oct 15	$9,998	$10,002	$9,998
Nov 15	$9,987	$9,975	$9,978
Dec 15	$9,956	$9,943	$9,965
Jan 16	$9,998	$10,080	$10,017
Feb 16	$9,976	$10,151	$10,028
Mar 16	$10,017	$10,244	$10,063
Apr 16	$10,036	$10,284	$10,076
May 16	$10,024	$10,286	$10,070
Jun 16	$10,076	$10,471	$10,129
Jul 16	$10,085	$10,537	$10,132
Aug 16	$10,084	$10,525	$10,121
Sep 16	$10,104	$10,519	$10,132
Oct 16	$10,104	$10,439	$10,128
Nov 16	$10,073	$10,192	$10,086
Dec 16	$10,096	$10,206	$10,093
Jan 17	$10,119	$10,226	$10,111
Feb 17	$10,143	$10,295	$10,128
Mar 17	$10,145	$10,290	$10,133
Apr 17	$10,169	$10,369	$10,150
May 17	$10,204	$10,449	$10,167
Jun 17	$10,207	$10,438	$10,163
Jul 17	$10,243	$10,483	$10,190
Aug 17	$10,258	$10,577	$10,210
Sep 17	$10,252	$10,527	$10,198
Oct 17	$10,258	$10,533	$10,196
Nov 17	$10,229	$10,519	$10,176
Dec 17	$10,244	$10,568	$10,180
Jan 18	$10,236	$10,446	$10,154
Feb 18	$10,207	$10,347	$10,145
Mar 18	$10,212	$10,413	$10,161
Apr 18	$10,207	$10,336	$10,151
May 18	$10,235	$10,410	$10,189
Jun 18	$10,219	$10,397	$10,190
Jul 18	$10,237	$10,399	$10,197
Aug 18	$10,276	$10,466	$10,232
Sep 18	$10,271	$10,399	$10,226
Oct 18	$10,257	$10,317	$10,238
Nov 18	$10,264	$10,378	$10,267
Dec 18	$10,294	$10,569	$10,346
Jan 19	$10,369	$10,681	$10,385
Feb 19	$10,400	$10,675	$10,403
Mar 19	$10,465	$10,880	$10,472
Apr 19	$10,496	$10,883	$10,497
May 19	$10,549	$11,076	$10,567
Jun 19	$10,612	$11,215	$10,627
Jul 19	$10,609	$11,240	$10,623
Aug 19	$10,694	$11,531	$10,707
Sep 19	$10,678	$11,470	$10,702
Oct 19	$10,706	$11,504	$10,739
Nov 19	$10,711	$11,498	$10,740
Dec 19	$10,739	$11,490	$10,766
Jan 20	$10,788	$11,711	$10,826
Feb 20	$10,837	$11,922	$10,911
Mar 20	$10,385	$11,852	$10,938
Apr 20	$10,602	$12,063	$11,008
May 20	$10,742	$12,119	$11,046
Jun 20	$10,834	$12,195	$11,071
Jul 20	$10,916	$12,377	$11,094
Aug 20	$10,953	$12,277	$11,099
Sep 20	$10,944	$12,271	$11,101
Oct 20	$10,956	$12,216	$11,103
Nov 20	$11,012	$12,336	$11,116
Dec 20	$11,056	$12,353	$11,127
Jan 21	$11,064	$12,264	$11,130
Feb 21	$11,072	$12,087	$11,124
Mar 21	$11,067	$11,936	$11,124
Apr 21	$11,085	$12,030	$11,133
May 21	$11,092	$12,070	$11,145
Jun 21	$11,065	$12,155	$11,130
Jul 21	$11,061	$12,290	$11,149
Aug 21	$11,067	$12,267	$11,149
Sep 21	$11,061	$12,161	$11,140
Oct 21	$10,999	$12,157	$11,106
Nov 21	$10,971	$12,193	$11,098
Dec 21	$10,961	$12,162	$11,079
Jan 22	$10,865	$11,900	$11,003
Feb 22	$10,770	$11,767	$10,946
Mar 22	$10,610	$11,441	$10,789
Apr 22	$10,530	$11,006	$10,734
May 22	$10,554	$11,077	$10,796
Jun 22	$10,419	$10,904	$10,721
Jul 22	$10,506	$11,170	$10,775
Aug 22	$10,443	$10,854	$10,696
Sep 22	$10,267	$10,385	$10,568
Oct 22	$10,231	$10,251	$10,554
Nov 22	$10,348	$10,628	$10,638
Dec 22	$10,402	$10,580	$10,663
Jan 23	$10,523	$10,905	$10,745
Feb 23	$10,443	$10,623	$10,670
Mar 23	$10,568	$10,893	$10,821
Apr 23	$10,609	$10,959	$10,859
May 23	$10,568	$10,840	$10,826
Jun 23	$10,539	$10,801	$10,784
Jul 23	$10,595	$10,794	$10,831
Aug 23	$10,640	$10,725	$10,871
Sep 23	$10,612	$10,452	$10,869
Oct 23	$10,612	$10,287	$10,902
Nov 23	$10,791	$10,753	$11,026
Dec 23	$10,935	$11,165	$11,156
Jan 24	$10,995	$11,134	$11,203
Feb 24	$10,968	$10,977	$11,164
Mar 24	$11,017	$11,078	$11,207
Apr 24	$10,983	$10,798	$11,174
May 24	$11,058	$10,981	$11,255
Jun 24	$11,120	$11,085	$11,317
Jul 24	$11,258	$11,344	$11,450
Aug 24	$11,358	$11,507	$11,554
Sep 24	$11,458	$11,661	$11,650
Oct 24	$11,383	$11,372	$11,587
Nov 24	$11,432	$11,493	$11,625
Dec 24	$11,458	$11,304	$11,652
Jan 25	$11,509	$11,364	$11,705
Feb 25	$11,582	$11,614	$11,786
Mar 25	$11,622	$11,619	$11,839
Apr 25	$11,687	$11,664	$11,925
May 25	$11,714	$11,581	$11,913
Jun 25	$11,806	$11,759	$11,988
Jul 25	$11,810	$11,728	$11,988
Aug 25	$11,930	$11,868	$12,092
Sep 25	$11,970	$11,998	$12,133

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class R Shares ...
	4.47%	1.81%	1.81%
Bloomberg U.S. Aggregate Bond Index...
	2.88	(0.45)	1.84
ICE BofA 1-3 Year U.S. Corporate & Government Index...
	4.14	1.79	1.95

Key Fund statistics

Net Assets...
$4,297,373,398
Number of Portfolio Holdings...
1,748
Net Investment Advisory Fees...
$11,459,769
Portfolio Turnover Rate...
182%

Average annual total returns reflect reductions for distribution and service fees.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock Low Duration Bond Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE BofA 1-3 Year US Corporate & Government Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
49.0%
Non-Agency Mortgage-Backed Securities...
15.7
Asset-Backed Securities...
14.2
U.S. Government Sponsored Agency Securities...
12.8
U.S. Treasury Obligations...
6.6
Foreign Government Obligations...
1.0
Foreign Agency Obligations...
0.6
Municipal Bonds...
0.1
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
19.5%
AA/Aa...
21.5
A...
18.8
BBB/Baa...
22.5
BB/Ba...
3.9
B...
3.7
CCC/Caa...
0.0Footnote Reference(d)
D...
0.0Footnote Reference(d)
N/R...
10.1
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.
Footnote(d)	Rounds to less than 0.1%.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited, ICE Data Indices, LLC, and their respective affiliates, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Low Duration Bond Portfolio

Class R Shares | BLDPX

Annual Shareholder Report — September 30, 2025

BLDPX-09/25-AR

BlackRock Mortgage-Backed Securities Fund

Institutional Shares | BGNIX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock Mortgage-Backed Securities Fund (the “Fund”) (formerly known as BlackRock GNMA Portfolio) for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$49	0.48%

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Instititional Shares returned 3.54%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% and the Bloomberg U.S. MBS Index, returned 3.39%.

What contributed to performance?

The Fund's allocations to fixed rate and floating rate agency collateralized mortgage obligations and agency mortgage derivatives, such as interest-only and principal-only instruments, led to positive performance over the period. Allocations to AAA rated CMBS also contributed positively throughout 2025, as did an overweight to 30yr MBS during the third quarter.

What detracted from performance?

The Fund's security selection and relative value basis trades within the agency mortgage-backed securities sector detracted from the Fund's performance during the first quarter of 2025. An overweight in 30yr MBS spread duration at the start of the second quarter also detracted slightly from performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. MBS Index	Bloomberg GNMA Total Return Index Value Unhedged USD
Oct 15	$10,025	$10,002	$10,007	$10,018
Nov 15	$10,020	$9,975	$9,993	$10,010
Dec 15	$10,024	$9,943	$9,990	$10,016
Jan 16	$10,131	$10,080	$10,119	$10,132
Feb 16	$10,165	$10,151	$10,157	$10,165
Mar 16	$10,190	$10,244	$10,187	$10,192
Apr 16	$10,215	$10,284	$10,204	$10,203
May 16	$10,228	$10,286	$10,217	$10,216
Jun 16	$10,293	$10,471	$10,300	$10,283
Jul 16	$10,307	$10,537	$10,321	$10,306
Aug 16	$10,331	$10,525	$10,333	$10,322
Sep 16	$10,354	$10,519	$10,361	$10,349
Oct 16	$10,336	$10,439	$10,334	$10,335
Nov 16	$10,192	$10,192	$10,157	$10,174
Dec 16	$10,185	$10,206	$10,157	$10,172
Jan 17	$10,168	$10,226	$10,153	$10,161
Feb 17	$10,225	$10,295	$10,202	$10,205
Mar 17	$10,206	$10,290	$10,205	$10,201
Apr 17	$10,261	$10,369	$10,272	$10,251
May 17	$10,308	$10,449	$10,335	$10,314
Jun 17	$10,251	$10,438	$10,294	$10,263
Jul 17	$10,291	$10,483	$10,340	$10,309
Aug 17	$10,355	$10,577	$10,416	$10,370
Sep 17	$10,355	$10,527	$10,393	$10,359
Oct 17	$10,342	$10,533	$10,389	$10,354
Nov 17	$10,315	$10,519	$10,374	$10,338
Dec 17	$10,315	$10,568	$10,408	$10,362
Jan 18	$10,201	$10,446	$10,286	$10,248
Feb 18	$10,133	$10,347	$10,219	$10,164
Mar 18	$10,182	$10,413	$10,284	$10,230
Apr 18	$10,146	$10,336	$10,232	$10,188
May 18	$10,220	$10,410	$10,304	$10,265
Jun 18	$10,218	$10,397	$10,309	$10,273
Jul 18	$10,216	$10,399	$10,298	$10,274
Aug 18	$10,282	$10,466	$10,360	$10,328
Sep 18	$10,214	$10,399	$10,297	$10,268
Oct 18	$10,124	$10,317	$10,232	$10,191
Nov 18	$10,222	$10,378	$10,324	$10,279
Dec 18	$10,363	$10,569	$10,511	$10,468
Jan 19	$10,461	$10,681	$10,595	$10,553
Feb 19	$10,458	$10,675	$10,585	$10,547
Mar 19	$10,581	$10,880	$10,739	$10,686
Apr 19	$10,581	$10,883	$10,733	$10,676
May 19	$10,705	$11,076	$10,871	$10,810
Jun 19	$10,828	$11,215	$10,950	$10,898
Jul 19	$10,881	$11,240	$10,994	$10,932
Aug 19	$10,968	$11,531	$11,092	$11,020
Sep 19	$10,986	$11,470	$11,100	$11,021
Oct 19	$11,027	$11,504	$11,139	$11,068
Nov 19	$11,021	$11,498	$11,148	$11,065
Dec 19	$11,033	$11,490	$11,179	$11,080
Jan 20	$11,063	$11,711	$11,257	$11,134
Feb 20	$11,142	$11,922	$11,374	$11,235
Mar 20	$11,245	$11,852	$11,494	$11,416
Apr 20	$11,386	$12,063	$11,567	$11,486
May 20	$11,418	$12,119	$11,581	$11,498
Jun 20	$11,417	$12,195	$11,570	$11,483
Jul 20	$11,415	$12,377	$11,591	$11,454
Aug 20	$11,429	$12,277	$11,596	$11,448
Sep 20	$11,410	$12,271	$11,583	$11,447
Oct 20	$11,447	$12,216	$11,579	$11,447
Nov 20	$11,472	$12,336	$11,587	$11,468
Dec 20	$11,494	$12,353	$11,612	$11,488
Jan 21	$11,519	$12,264	$11,621	$11,468
Feb 21	$11,490	$12,087	$11,543	$11,403
Mar 21	$11,461	$11,936	$11,484	$11,376
Apr 21	$11,505	$12,030	$11,547	$11,416
May 21	$11,448	$12,070	$11,527	$11,378
Jun 21	$11,430	$12,155	$11,522	$11,374
Jul 21	$11,457	$12,290	$11,594	$11,408
Aug 21	$11,458	$12,267	$11,575	$11,398
Sep 21	$11,464	$12,161	$11,534	$11,374
Oct 21	$11,407	$12,157	$11,512	$11,337
Nov 21	$11,384	$12,193	$11,501	$11,332
Dec 21	$11,363	$12,162	$11,491	$11,322
Jan 22	$11,215	$11,900	$11,320	$11,184
Feb 22	$11,131	$11,767	$11,211	$11,120
Mar 22	$10,815	$11,441	$10,919	$10,852
Apr 22	$10,401	$11,006	$10,536	$10,501
May 22	$10,548	$11,077	$10,652	$10,621
Jun 22	$10,350	$10,904	$10,482	$10,430
Jul 22	$10,698	$11,170	$10,819	$10,766
Aug 22	$10,361	$10,854	$10,449	$10,431
Sep 22	$9,786	$10,385	$9,921	$9,896
Oct 22	$9,660	$10,251	$9,780	$9,813
Nov 22	$10,074	$10,628	$10,178	$10,181
Dec 22	$9,937	$10,580	$10,133	$10,104
Jan 23	$10,264	$10,905	$10,467	$10,436
Feb 23	$10,025	$10,623	$10,191	$10,175
Mar 23	$10,217	$10,893	$10,389	$10,366
Apr 23	$10,268	$10,959	$10,443	$10,425
May 23	$10,180	$10,840	$10,367	$10,344
Jun 23	$10,130	$10,801	$10,323	$10,313
Jul 23	$10,133	$10,794	$10,315	$10,316
Aug 23	$10,063	$10,725	$10,230	$10,241
Sep 23	$9,745	$10,452	$9,904	$9,925
Oct 23	$9,558	$10,287	$9,699	$9,735
Nov 23	$10,043	$10,753	$10,205	$10,221
Dec 23	$10,450	$11,165	$10,645	$10,649
Jan 24	$10,414	$11,134	$10,596	$10,598
Feb 24	$10,273	$10,977	$10,423	$10,426
Mar 24	$10,369	$11,078	$10,534	$10,537
Apr 24	$10,076	$10,798	$10,215	$10,253
May 24	$10,258	$10,981	$10,419	$10,435
Jun 24	$10,358	$11,085	$10,541	$10,542
Jul 24	$10,616	$11,344	$10,819	$10,797
Aug 24	$10,798	$11,507	$10,993	$10,959
Sep 24	$10,913	$11,661	$11,124	$11,065
Oct 24	$10,612	$11,372	$10,809	$10,776
Nov 24	$10,740	$11,493	$10,953	$10,913
Dec 24	$10,586	$11,304	$10,772	$10,751
Jan 25	$10,622	$11,364	$10,828	$10,812
Feb 25	$10,891	$11,614	$11,104	$11,073
Mar 25	$10,887	$11,619	$11,102	$11,082
Apr 25	$10,911	$11,664	$11,134	$11,091
May 25	$10,812	$11,581	$11,032	$11,005
Jun 25	$11,001	$11,759	$11,228	$11,194
Jul 25	$10,971	$11,728	$11,183	$11,151
Aug 25	$11,149	$11,868	$11,363	$11,326
Sep 25	$11,300	$11,998	$11,501	$11,440

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Institutional Shares ...
	3.54%	(0.19)%	1.23%
Bloomberg U.S. Aggregate Bond Index...
	2.88	(0.45)	1.84
Bloomberg U.S. MBS Index...
	3.39	(0.14)	1.41
Bloomberg GNMA Total Return Index Value Unhedged USD...
	3.39	(0.01)	1.35

Key Fund statistics

Net Assets...
$222,438,284
Number of Portfolio Holdings...
562
Net Investment Advisory Fees...
$467,669
Portfolio Turnover Rate...
2,132%

Effective January 28, 2025, the Fund has changed the benchmark against which it measures its performance from the Bloomberg GNMA Total Return Index Value Unhedged USD to the Bloomberg U.S. MBS Index. Fund management believes the Bloomberg U.S. MBS Index more accurately reflects the investment strategy of the Fund.

The Fund's returns shown prior to January 28, 2025 are the returns of the Fund when it followed different investment strategies and investment process under the name BlackRock GNMA Portfolio.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock GNMA Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
96.3%
Non-Agency Mortgage-Backed Securities...
3.7
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
100.0%
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, Moody's Investors Service, Inc. or Fitch Ratings Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R, if any, are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material fund changes

This is a summary of certain changes and planned changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after September 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On January 28, 2025, the Fund's name changed from BlackRock GNMA Portfolio to BlackRock Mortgage-Backed Securities Fund.

On June 5, 2025, the Fund's Board approved the reorganization of the Fund into a newly created ETF to be named iShares Mortgage-Backed Securities Active ETF. The reorganization is expected to close on or about January 23, 2026.

The net expense ratio increased from the prior fiscal year end primarily due to an increase in expenses related to the planned reorganization of the Fund into an exchange-traded fund.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Mortgage-Backed Securities Fund

Institutional Shares | BGNIX

Annual Shareholder Report — September 30, 2025

BGNIX-09/25-AR

BlackRock Mortgage-Backed Securities Fund

Investor A Shares | BGPAX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock Mortgage-Backed Securities Fund (the “Fund”) (formerly known as BlackRock GNMA Portfolio) for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$75	0.74%

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Investor A Shares returned 3.41%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% and the Bloomberg U.S. MBS Index, returned 3.39%.

What contributed to performance?

The Fund's allocations to fixed rate and floating rate agency collateralized mortgage obligations and agency mortgage derivatives, such as interest-only and principal-only instruments, led to positive performance over the period. Allocations to AAA rated CMBS also contributed positively throughout 2025, as did an overweight to 30yr MBS during the third quarter.

What detracted from performance?

The Fund's security selection and relative value basis trades within the agency mortgage-backed securities sector detracted from the Fund's performance during the first quarter of 2025. An overweight in 30yr MBS spread duration at the start of the second quarter also detracted slightly from performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. MBS Index	Bloomberg GNMA Total Return Index Value Unhedged USD
Oct 15	$9,621	$10,002	$10,007	$10,018
Nov 15	$9,614	$9,975	$9,993	$10,010
Dec 15	$9,615	$9,943	$9,990	$10,016
Jan 16	$9,714	$10,080	$10,119	$10,132
Feb 16	$9,744	$10,151	$10,157	$10,165
Mar 16	$9,765	$10,244	$10,187	$10,192
Apr 16	$9,786	$10,284	$10,204	$10,203
May 16	$9,797	$10,286	$10,217	$10,216
Jun 16	$9,855	$10,471	$10,300	$10,283
Jul 16	$9,876	$10,537	$10,321	$10,306
Aug 16	$9,887	$10,525	$10,333	$10,322
Sep 16	$9,906	$10,519	$10,361	$10,349
Oct 16	$9,886	$10,439	$10,334	$10,335
Nov 16	$9,747	$10,192	$10,157	$10,174
Dec 16	$9,739	$10,206	$10,157	$10,172
Jan 17	$9,721	$10,226	$10,153	$10,161
Feb 17	$9,773	$10,295	$10,202	$10,205
Mar 17	$9,752	$10,290	$10,205	$10,201
Apr 17	$9,803	$10,369	$10,272	$10,251
May 17	$9,846	$10,449	$10,335	$10,314
Jun 17	$9,790	$10,438	$10,294	$10,263
Jul 17	$9,826	$10,483	$10,340	$10,309
Aug 17	$9,885	$10,577	$10,416	$10,370
Sep 17	$9,883	$10,527	$10,393	$10,359
Oct 17	$9,868	$10,533	$10,389	$10,354
Nov 17	$9,841	$10,519	$10,374	$10,338
Dec 17	$9,839	$10,568	$10,408	$10,362
Jan 18	$9,729	$10,446	$10,286	$10,248
Feb 18	$9,662	$10,347	$10,219	$10,164
Mar 18	$9,697	$10,413	$10,284	$10,230
Apr 18	$9,671	$10,336	$10,232	$10,188
May 18	$9,740	$10,410	$10,304	$10,265
Jun 18	$9,736	$10,397	$10,309	$10,273
Jul 18	$9,732	$10,399	$10,298	$10,274
Aug 18	$9,792	$10,466	$10,360	$10,328
Sep 18	$9,727	$10,399	$10,297	$10,268
Oct 18	$9,638	$10,317	$10,232	$10,191
Nov 18	$9,730	$10,378	$10,324	$10,279
Dec 18	$9,862	$10,569	$10,511	$10,468
Jan 19	$9,953	$10,681	$10,595	$10,553
Feb 19	$9,948	$10,675	$10,585	$10,547
Mar 19	$10,063	$10,880	$10,739	$10,686
Apr 19	$10,060	$10,883	$10,733	$10,676
May 19	$10,176	$11,076	$10,871	$10,810
Jun 19	$10,290	$11,215	$10,950	$10,898
Jul 19	$10,339	$11,240	$10,994	$10,932
Aug 19	$10,419	$11,531	$11,092	$11,020
Sep 19	$10,434	$11,470	$11,100	$11,021
Oct 19	$10,470	$11,504	$11,139	$11,068
Nov 19	$10,463	$11,498	$11,148	$11,065
Dec 19	$10,471	$11,490	$11,179	$11,080
Jan 20	$10,498	$11,711	$11,257	$11,134
Feb 20	$10,571	$11,922	$11,374	$11,235
Mar 20	$10,666	$11,852	$11,494	$11,416
Apr 20	$10,797	$12,063	$11,567	$11,486
May 20	$10,826	$12,119	$11,581	$11,498
Jun 20	$10,823	$12,195	$11,570	$11,483
Jul 20	$10,818	$12,377	$11,591	$11,454
Aug 20	$10,829	$12,277	$11,596	$11,448
Sep 20	$10,809	$12,271	$11,583	$11,447
Oct 20	$10,842	$12,216	$11,579	$11,447
Nov 20	$10,864	$12,336	$11,587	$11,468
Dec 20	$10,882	$12,353	$11,612	$11,488
Jan 21	$10,903	$12,264	$11,621	$11,468
Feb 21	$10,874	$12,087	$11,543	$11,403
Mar 21	$10,844	$11,936	$11,484	$11,376
Apr 21	$10,883	$12,030	$11,547	$11,416
May 21	$10,828	$12,070	$11,527	$11,378
Jun 21	$10,809	$12,155	$11,522	$11,374
Jul 21	$10,831	$12,290	$11,594	$11,408
Aug 21	$10,830	$12,267	$11,575	$11,398
Sep 21	$10,834	$12,161	$11,534	$11,374
Oct 21	$10,778	$12,157	$11,512	$11,337
Nov 21	$10,755	$12,193	$11,501	$11,332
Dec 21	$10,732	$12,162	$11,491	$11,322
Jan 22	$10,591	$11,900	$11,320	$11,184
Feb 22	$10,510	$11,767	$11,211	$11,120
Mar 22	$10,211	$11,441	$10,919	$10,852
Apr 22	$9,820	$11,006	$10,536	$10,501
May 22	$9,956	$11,077	$10,652	$10,621
Jun 22	$9,768	$10,904	$10,482	$10,430
Jul 22	$10,081	$11,170	$10,819	$10,766
Aug 22	$9,775	$10,854	$10,449	$10,431
Sep 22	$9,221	$10,385	$9,921	$9,896
Oct 22	$9,101	$10,251	$9,780	$9,813
Nov 22	$9,487	$10,628	$10,178	$10,181
Dec 22	$9,369	$10,580	$10,133	$10,104
Jan 23	$9,662	$10,905	$10,467	$10,436
Feb 23	$9,437	$10,623	$10,191	$10,175
Mar 23	$9,614	$10,893	$10,389	$10,366
Apr 23	$9,660	$10,959	$10,443	$10,425
May 23	$9,587	$10,840	$10,367	$10,344
Jun 23	$9,527	$10,801	$10,323	$10,313
Jul 23	$9,528	$10,794	$10,315	$10,316
Aug 23	$9,460	$10,725	$10,230	$10,241
Sep 23	$9,161	$10,452	$9,904	$9,925
Oct 23	$8,984	$10,287	$9,699	$9,735
Nov 23	$9,436	$10,753	$10,205	$10,221
Dec 23	$9,827	$11,165	$10,645	$10,649
Jan 24	$9,792	$11,134	$10,596	$10,598
Feb 24	$9,646	$10,977	$10,423	$10,426
Mar 24	$9,734	$11,078	$10,534	$10,537
Apr 24	$9,458	$10,798	$10,215	$10,253
May 24	$9,626	$10,981	$10,419	$10,435
Jun 24	$9,718	$11,085	$10,541	$10,542
Jul 24	$9,957	$11,344	$10,819	$10,797
Aug 24	$10,125	$11,507	$10,993	$10,959
Sep 24	$10,231	$11,661	$11,124	$11,065
Oct 24	$9,947	$11,372	$10,809	$10,776
Nov 24	$10,065	$11,493	$10,953	$10,913
Dec 24	$9,919	$11,304	$10,772	$10,751
Jan 25	$9,964	$11,364	$10,828	$10,812
Feb 25	$10,200	$11,614	$11,104	$11,073
Mar 25	$10,195	$11,619	$11,102	$11,082
Apr 25	$10,227	$11,664	$11,134	$11,091
May 25	$10,120	$11,581	$11,032	$11,005
Jun 25	$10,308	$11,759	$11,228	$11,194
Jul 25	$10,264	$11,728	$11,183	$11,151
Aug 25	$10,441	$11,868	$11,363	$11,326
Sep 25	$10,580	$11,998	$11,501	$11,440

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor A Shares ...
	3.41%	(0.43)%	0.98%
Investor A Shares (with sales charge)...
	(0.72)	(1.24)	0.57
Bloomberg U.S. Aggregate Bond Index...
	2.88	(0.45)	1.84
Bloomberg U.S. MBS Index...
	3.39	(0.14)	1.41
Bloomberg GNMA Total Return Index Value Unhedged USD...
	3.39	(0.01)	1.35

Key Fund statistics

Net Assets...
$222,438,284
Number of Portfolio Holdings...
562
Net Investment Advisory Fees...
$467,669
Portfolio Turnover Rate...
2,132%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

Effective January 28, 2025, the Fund has changed the benchmark against which it measures its performance from the Bloomberg GNMA Total Return Index Value Unhedged USD to the Bloomberg U.S. MBS Index. Fund management believes the Bloomberg U.S. MBS Index more accurately reflects the investment strategy of the Fund.

The Fund's returns shown prior to January 28, 2025 are the returns of the Fund when it followed different investment strategies and investment process under the name BlackRock GNMA Portfolio.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock GNMA Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
96.3%
Non-Agency Mortgage-Backed Securities...
3.7
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
100.0%
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, Moody's Investors Service, Inc. or Fitch Ratings Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R, if any, are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material fund changes

This is a summary of certain changes and planned changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after September 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On January 28, 2025, the Fund's name changed from BlackRock GNMA Portfolio to BlackRock Mortgage-Backed Securities Fund.

On June 5, 2025, the Fund's Board approved the reorganization of the Fund into a newly created ETF to be named iShares Mortgage-Backed Securities Active ETF. The reorganization is expected to close on or about January 23, 2026.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Mortgage-Backed Securities Fund

Investor A Shares | BGPAX

Annual Shareholder Report — September 30, 2025

BGPAX-09/25-AR

BlackRock Mortgage-Backed Securities Fund

Investor C Shares | BGPCX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock Mortgage-Backed Securities Fund (the “Fund”) (formerly known as BlackRock GNMA Portfolio) for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$150	1.48%

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Investor C Shares returned 2.52%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% and the Bloomberg U.S. MBS Index, returned 3.39%.

What contributed to performance?

The Fund's allocations to fixed rate and floating rate agency collateralized mortgage obligations and agency mortgage derivatives, such as interest-only and principal-only instruments, led to positive performance over the period. Allocations to AAA rated CMBS also contributed positively throughout 2025, as did an overweight to 30yr MBS during the third quarter.

What detracted from performance?

The Fund's security selection and relative value basis trades within the agency mortgage-backed securities sector detracted from the Fund's performance during the first quarter of 2025. An overweight in 30yr MBS spread duration at the start of the second quarter also detracted slightly from performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Investor C Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. MBS Index	Bloomberg GNMA Total Return Index Value Unhedged USD
Oct 15	$10,016	$10,002	$10,007	$10,018
Nov 15	$10,001	$9,975	$9,993	$10,010
Dec 15	$9,986	$9,943	$9,990	$10,016
Jan 16	$10,083	$10,080	$10,119	$10,132
Feb 16	$10,108	$10,151	$10,157	$10,165
Mar 16	$10,133	$10,244	$10,187	$10,192
Apr 16	$10,139	$10,284	$10,204	$10,203
May 16	$10,153	$10,286	$10,217	$10,216
Jun 16	$10,208	$10,471	$10,300	$10,283
Jul 16	$10,212	$10,537	$10,321	$10,306
Aug 16	$10,216	$10,525	$10,333	$10,322
Sep 16	$10,231	$10,519	$10,361	$10,349
Oct 16	$10,214	$10,439	$10,334	$10,335
Nov 16	$10,064	$10,192	$10,157	$10,174
Dec 16	$10,038	$10,206	$10,157	$10,172
Jan 17	$10,023	$10,226	$10,153	$10,161
Feb 17	$10,061	$10,295	$10,202	$10,205
Mar 17	$10,044	$10,290	$10,205	$10,201
Apr 17	$10,079	$10,369	$10,272	$10,251
May 17	$10,128	$10,449	$10,335	$10,314
Jun 17	$10,052	$10,438	$10,294	$10,263
Jul 17	$10,094	$10,483	$10,340	$10,309
Aug 17	$10,148	$10,577	$10,416	$10,370
Sep 17	$10,129	$10,527	$10,393	$10,359
Oct 17	$10,118	$10,533	$10,389	$10,354
Nov 17	$10,084	$10,519	$10,374	$10,338
Dec 17	$10,075	$10,568	$10,408	$10,362
Jan 18	$9,945	$10,446	$10,286	$10,248
Feb 18	$9,870	$10,347	$10,219	$10,164
Mar 18	$9,910	$10,413	$10,284	$10,230
Apr 18	$9,878	$10,336	$10,232	$10,188
May 18	$9,931	$10,410	$10,304	$10,265
Jun 18	$9,931	$10,397	$10,309	$10,273
Jul 18	$9,921	$10,399	$10,298	$10,274
Aug 18	$9,976	$10,466	$10,360	$10,328
Sep 18	$9,903	$10,399	$10,297	$10,268
Oct 18	$9,806	$10,317	$10,232	$10,191
Nov 18	$9,894	$10,378	$10,324	$10,279
Dec 18	$10,022	$10,569	$10,511	$10,468
Jan 19	$10,097	$10,681	$10,595	$10,553
Feb 19	$10,097	$10,675	$10,585	$10,547
Mar 19	$10,208	$10,880	$10,739	$10,686
Apr 19	$10,199	$10,883	$10,733	$10,676
May 19	$10,310	$11,076	$10,871	$10,810
Jun 19	$10,420	$11,215	$10,950	$10,898
Jul 19	$10,451	$11,240	$10,994	$10,932
Aug 19	$10,526	$11,531	$11,092	$11,020
Sep 19	$10,545	$11,470	$11,100	$11,021
Oct 19	$10,564	$11,504	$11,139	$11,068
Nov 19	$10,562	$11,498	$11,148	$11,065
Dec 19	$10,564	$11,490	$11,179	$11,080
Jan 20	$10,584	$11,711	$11,257	$11,134
Feb 20	$10,640	$11,922	$11,374	$11,235
Mar 20	$10,740	$11,852	$11,494	$11,416
Apr 20	$10,867	$12,063	$11,567	$11,486
May 20	$10,888	$12,119	$11,581	$11,498
Jun 20	$10,878	$12,195	$11,570	$11,483
Jul 20	$10,855	$12,377	$11,591	$11,454
Aug 20	$10,859	$12,277	$11,596	$11,448
Sep 20	$10,844	$12,271	$11,583	$11,447
Oct 20	$10,858	$12,216	$11,579	$11,447
Nov 20	$10,885	$12,336	$11,587	$11,468
Dec 20	$10,897	$12,353	$11,612	$11,488
Jan 21	$10,911	$12,264	$11,621	$11,468
Feb 21	$10,875	$12,087	$11,543	$11,403
Mar 21	$10,838	$11,936	$11,484	$11,376
Apr 21	$10,871	$12,030	$11,547	$11,416
May 21	$10,808	$12,070	$11,527	$11,378
Jun 21	$10,782	$12,155	$11,522	$11,374
Jul 21	$10,798	$12,290	$11,594	$11,408
Aug 21	$10,790	$12,267	$11,575	$11,398
Sep 21	$10,787	$12,161	$11,534	$11,374
Oct 21	$10,724	$12,157	$11,512	$11,337
Nov 21	$10,694	$12,193	$11,501	$11,332
Dec 21	$10,665	$12,162	$11,491	$11,322
Jan 22	$10,517	$11,900	$11,320	$11,184
Feb 22	$10,431	$11,767	$11,211	$11,120
Mar 22	$10,126	$11,441	$10,919	$10,852
Apr 22	$9,730	$11,006	$10,536	$10,501
May 22	$9,859	$11,077	$10,652	$10,621
Jun 22	$9,666	$10,904	$10,482	$10,430
Jul 22	$9,971	$11,170	$10,819	$10,766
Aug 22	$9,660	$10,854	$10,449	$10,431
Sep 22	$9,104	$10,385	$9,921	$9,896
Oct 22	$8,991	$10,251	$9,780	$9,813
Nov 22	$9,357	$10,628	$10,178	$10,181
Dec 22	$9,234	$10,580	$10,133	$10,104
Jan 23	$9,517	$10,905	$10,467	$10,436
Feb 23	$9,301	$10,623	$10,191	$10,175
Mar 23	$9,470	$10,893	$10,389	$10,366
Apr 23	$9,510	$10,959	$10,443	$10,425
May 23	$9,420	$10,840	$10,367	$10,344
Jun 23	$9,366	$10,801	$10,323	$10,313
Jul 23	$9,361	$10,794	$10,315	$10,316
Aug 23	$9,288	$10,725	$10,230	$10,241
Sep 23	$8,988	$10,452	$9,904	$9,925
Oct 23	$8,815	$10,287	$9,699	$9,735
Nov 23	$9,258	$10,753	$10,205	$10,221
Dec 23	$9,642	$11,165	$10,645	$10,649
Jan 24	$9,607	$11,134	$10,596	$10,598
Feb 24	$9,464	$10,977	$10,423	$10,426
Mar 24	$9,550	$11,078	$10,534	$10,537
Apr 24	$9,279	$10,798	$10,215	$10,253
May 24	$9,444	$10,981	$10,419	$10,435
Jun 24	$9,534	$11,085	$10,541	$10,542
Jul 24	$9,769	$11,344	$10,819	$10,797
Aug 24	$9,934	$11,507	$10,993	$10,959
Sep 24	$10,038	$11,661	$11,124	$11,065
Oct 24	$9,760	$11,372	$10,809	$10,776
Nov 24	$9,875	$11,493	$10,953	$10,913
Dec 24	$9,732	$11,304	$10,772	$10,751
Jan 25	$9,776	$11,364	$10,828	$10,812
Feb 25	$10,007	$11,614	$11,104	$11,073
Mar 25	$10,002	$11,619	$11,102	$11,082
Apr 25	$10,034	$11,664	$11,134	$11,091
May 25	$9,929	$11,581	$11,032	$11,005
Jun 25	$10,113	$11,759	$11,228	$11,194
Jul 25	$10,071	$11,728	$11,183	$11,151
Aug 25	$10,244	$11,868	$11,363	$11,326
Sep 25	$10,380	$11,998	$11,501	$11,440

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Investor C Shares ...
	2.52%	(1.18)%	0.37%
Investor C Shares (with sales charge)...
	1.52	(1.18)	0.37
Bloomberg U.S. Aggregate Bond Index...
	2.88	(0.45)	1.84
Bloomberg U.S. MBS Index...
	3.39	(0.14)	1.41
Bloomberg GNMA Total Return Index Value Unhedged USD...
	3.39	(0.01)	1.35

Key Fund statistics

Net Assets...
$222,438,284
Number of Portfolio Holdings...
562
Net Investment Advisory Fees...
$467,669
Portfolio Turnover Rate...
2,132%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for distribution and service fees.

Effective January 28, 2025, the Fund has changed the benchmark against which it measures its performance from the Bloomberg GNMA Total Return Index Value Unhedged USD to the Bloomberg U.S. MBS Index. Fund management believes the Bloomberg U.S. MBS Index more accurately reflects the investment strategy of the Fund.

The Fund's returns shown prior to January 28, 2025 are the returns of the Fund when it followed different investment strategies and investment process under the name BlackRock GNMA Portfolio.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock GNMA Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
96.3%
Non-Agency Mortgage-Backed Securities...
3.7
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
100.0%
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, Moody's Investors Service, Inc. or Fitch Ratings Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R, if any, are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material fund changes

This is a summary of certain changes and planned changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after September 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On January 28, 2025, the Fund's name changed from BlackRock GNMA Portfolio to BlackRock Mortgage-Backed Securities Fund.

On June 5, 2025, the Fund's Board approved the reorganization of the Fund into a newly created ETF to be named iShares Mortgage-Backed Securities Active ETF. The reorganization is expected to close on or about January 23, 2026.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Mortgage-Backed Securities Fund

Investor C Shares | BGPCX

Annual Shareholder Report — September 30, 2025

BGPCX-09/25-AR

BlackRock Mortgage-Backed Securities Fund

Class K Shares | BBGPX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock Mortgage-Backed Securities Fund (the “Fund”) (formerly known as BlackRock GNMA Portfolio) for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$44	0.43%

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Class K Shares returned 3.59%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index, returned 2.88% and the Bloomberg U.S. MBS Index, returned 3.39%.

What contributed to performance?

The Fund's allocations to fixed rate and floating rate agency collateralized mortgage obligations and agency mortgage derivatives, such as interest-only and principal-only instruments, led to positive performance over the period. Allocations to AAA rated CMBS also contributed positively throughout 2025, as did an overweight to 30yr MBS during the third quarter.

What detracted from performance?

The Fund's security selection and relative value basis trades within the agency mortgage-backed securities sector detracted from the Fund's performance during the first quarter of 2025. An overweight in 30yr MBS spread duration at the start of the second quarter also detracted slightly from performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 1, 2015 through September 30, 2025

Initial Investment of $10,000

	Class K Shares	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. MBS Index	Bloomberg GNMA Total Return Index Value Unhedged USD
Oct 15	$10,025	$10,002	$10,007	$10,018
Nov 15	$10,020	$9,975	$9,993	$10,010
Dec 15	$10,015	$9,943	$9,990	$10,016
Jan 16	$10,122	$10,080	$10,119	$10,132
Feb 16	$10,157	$10,151	$10,157	$10,165
Mar 16	$10,192	$10,244	$10,187	$10,192
Apr 16	$10,206	$10,284	$10,204	$10,203
May 16	$10,231	$10,286	$10,217	$10,216
Jun 16	$10,295	$10,471	$10,300	$10,283
Jul 16	$10,310	$10,537	$10,321	$10,306
Aug 16	$10,324	$10,525	$10,333	$10,322
Sep 16	$10,347	$10,519	$10,361	$10,349
Oct 16	$10,339	$10,439	$10,334	$10,335
Nov 16	$10,196	$10,192	$10,157	$10,174
Dec 16	$10,178	$10,206	$10,157	$10,172
Jan 17	$10,172	$10,226	$10,153	$10,161
Feb 17	$10,219	$10,295	$10,202	$10,205
Mar 17	$10,211	$10,290	$10,205	$10,201
Apr 17	$10,267	$10,369	$10,272	$10,251
May 17	$10,314	$10,449	$10,335	$10,314
Jun 17	$10,246	$10,438	$10,294	$10,263
Jul 17	$10,297	$10,483	$10,340	$10,309
Aug 17	$10,362	$10,577	$10,416	$10,370
Sep 17	$10,352	$10,527	$10,393	$10,359
Oct 17	$10,349	$10,533	$10,389	$10,354
Nov 17	$10,323	$10,519	$10,374	$10,338
Dec 17	$10,323	$10,568	$10,408	$10,362
Jan 18	$10,209	$10,446	$10,286	$10,248
Feb 18	$10,130	$10,347	$10,219	$10,164
Mar 18	$10,180	$10,413	$10,284	$10,230
Apr 18	$10,155	$10,336	$10,232	$10,188
May 18	$10,230	$10,410	$10,304	$10,265
Jun 18	$10,228	$10,397	$10,309	$10,273
Jul 18	$10,226	$10,399	$10,298	$10,274
Aug 18	$10,292	$10,466	$10,360	$10,328
Sep 18	$10,225	$10,399	$10,297	$10,268
Oct 18	$10,134	$10,317	$10,232	$10,191
Nov 18	$10,233	$10,378	$10,324	$10,279
Dec 18	$10,375	$10,569	$10,511	$10,468
Jan 19	$10,474	$10,681	$10,595	$10,553
Feb 19	$10,471	$10,675	$10,585	$10,547
Mar 19	$10,596	$10,880	$10,739	$10,686
Apr 19	$10,595	$10,883	$10,733	$10,676
May 19	$10,721	$11,076	$10,871	$10,810
Jun 19	$10,845	$11,215	$10,950	$10,898
Jul 19	$10,899	$11,240	$10,994	$10,932
Aug 19	$10,975	$11,531	$11,092	$11,020
Sep 19	$11,004	$11,470	$11,100	$11,021
Oct 19	$11,034	$11,504	$11,139	$11,068
Nov 19	$11,040	$11,498	$11,148	$11,065
Dec 19	$11,052	$11,490	$11,179	$11,080
Jan 20	$11,083	$11,711	$11,257	$11,134
Feb 20	$11,163	$11,922	$11,374	$11,235
Mar 20	$11,267	$11,852	$11,494	$11,416
Apr 20	$11,409	$12,063	$11,567	$11,486
May 20	$11,442	$12,119	$11,581	$11,498
Jun 20	$11,441	$12,195	$11,570	$11,483
Jul 20	$11,427	$12,377	$11,591	$11,454
Aug 20	$11,442	$12,277	$11,596	$11,448
Sep 20	$11,435	$12,271	$11,583	$11,447
Oct 20	$11,472	$12,216	$11,579	$11,447
Nov 20	$11,499	$12,336	$11,587	$11,468
Dec 20	$11,521	$12,353	$11,612	$11,488
Jan 21	$11,546	$12,264	$11,621	$11,468
Feb 21	$11,518	$12,087	$11,543	$11,403
Mar 21	$11,489	$11,936	$11,484	$11,376
Apr 21	$11,533	$12,030	$11,547	$11,416
May 21	$11,477	$12,070	$11,527	$11,378
Jun 21	$11,459	$12,155	$11,522	$11,374
Jul 21	$11,486	$12,290	$11,594	$11,408
Aug 21	$11,488	$12,267	$11,575	$11,398
Sep 21	$11,494	$12,161	$11,534	$11,374
Oct 21	$11,437	$12,157	$11,512	$11,337
Nov 21	$11,415	$12,193	$11,501	$11,332
Dec 21	$11,394	$12,162	$11,491	$11,322
Jan 22	$11,246	$11,900	$11,320	$11,184
Feb 22	$11,162	$11,767	$11,211	$11,120
Mar 22	$10,844	$11,441	$10,919	$10,852
Apr 22	$10,441	$11,006	$10,536	$10,501
May 22	$10,576	$11,077	$10,652	$10,621
Jun 22	$10,377	$10,904	$10,482	$10,430
Jul 22	$10,728	$11,170	$10,819	$10,766
Aug 22	$10,402	$10,854	$10,449	$10,431
Sep 22	$9,810	$10,385	$9,921	$9,896
Oct 22	$9,697	$10,251	$9,780	$9,813
Nov 22	$10,101	$10,628	$10,178	$10,181
Dec 22	$9,976	$10,580	$10,133	$10,104
Jan 23	$10,293	$10,905	$10,467	$10,436
Feb 23	$10,053	$10,623	$10,191	$10,175
Mar 23	$10,246	$10,893	$10,389	$10,366
Apr 23	$10,298	$10,959	$10,443	$10,425
May 23	$10,222	$10,840	$10,367	$10,344
Jun 23	$10,159	$10,801	$10,323	$10,313
Jul 23	$10,163	$10,794	$10,315	$10,316
Aug 23	$10,092	$10,725	$10,230	$10,241
Sep 23	$9,773	$10,452	$9,904	$9,925
Oct 23	$9,598	$10,287	$9,699	$9,735
Nov 23	$10,073	$10,753	$10,205	$10,221
Dec 23	$10,497	$11,165	$10,645	$10,649
Jan 24	$10,461	$11,134	$10,596	$10,598
Feb 24	$10,320	$10,977	$10,423	$10,426
Mar 24	$10,404	$11,078	$10,534	$10,537
Apr 24	$10,121	$10,798	$10,215	$10,253
May 24	$10,305	$10,981	$10,419	$10,435
Jun 24	$10,406	$11,085	$10,541	$10,542
Jul 24	$10,653	$11,344	$10,819	$10,797
Aug 24	$10,837	$11,507	$10,993	$10,959
Sep 24	$10,953	$11,661	$11,124	$11,065
Oct 24	$10,650	$11,372	$10,809	$10,776
Nov 24	$10,793	$11,493	$10,953	$10,913
Dec 24	$10,624	$11,304	$10,772	$10,751
Jan 25	$10,675	$11,364	$10,828	$10,812
Feb 25	$10,946	$11,614	$11,104	$11,073
Mar 25	$10,943	$11,619	$11,102	$11,082
Apr 25	$10,967	$11,664	$11,134	$11,091
May 25	$10,867	$11,581	$11,032	$11,005
Jun 25	$11,059	$11,759	$11,228	$11,194
Jul 25	$11,014	$11,728	$11,183	$11,151
Aug 25	$11,208	$11,868	$11,363	$11,326
Sep 25	$11,346	$11,998	$11,501	$11,440

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	5 Years	10 Years
Class K Shares ...
	3.59%	(0.16)%	1.27%
Bloomberg U.S. Aggregate Bond Index...
	2.88	(0.45)	1.84
Bloomberg U.S. MBS Index...
	3.39	(0.14)	1.41
Bloomberg GNMA Total Return Index Value Unhedged USD...
	3.39	(0.01)	1.35

Key Fund statistics

Net Assets...
$222,438,284
Number of Portfolio Holdings...
562
Net Investment Advisory Fees...
$467,669
Portfolio Turnover Rate...
2,132%

Effective January 28, 2025, the Fund has changed the benchmark against which it measures its performance from the Bloomberg GNMA Total Return Index Value Unhedged USD to the Bloomberg U.S. MBS Index. Fund management believes the Bloomberg U.S. MBS Index more accurately reflects the investment strategy of the Fund.

The Fund's returns shown prior to January 28, 2025 are the returns of the Fund when it followed different investment strategies and investment process under the name BlackRock GNMA Portfolio.

On September 17, 2018, the Fund acquired all of the assets, subject to the liabilities, of BlackRock GNMA Portfolio (the “Predecessor Fund”), a series of BlackRock Funds II, through a tax-free reorganization (the “Reorganization”). The Predecessor Fund is the performance and accounting survivor of the Reorganization.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
U.S. Government Sponsored Agency Securities...
96.3%
Non-Agency Mortgage-Backed Securities...
3.7
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
AAA/AaaFootnote Reference(c)...
100.0%
Footnote	Description
Footnote(a)	Excludes short-term securities, short investments and options, if any.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings, Moody's Investors Service, Inc. or Fitch Ratings Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R, if any, are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Footnote(c)	The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuers. Using this approach, the investment adviser has deemed unrated U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations to be of similar credit quality as investments rated AAA/Aaa.

Material fund changes

This is a summary of certain changes and planned changes to the Fund since September 30, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after September 30, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On January 28, 2025, the Fund's name changed from BlackRock GNMA Portfolio to BlackRock Mortgage-Backed Securities Fund.

On June 5, 2025, the Fund's Board approved the reorganization of the Fund into a newly created ETF to be named iShares Mortgage-Backed Securities Active ETF. The reorganization is expected to close on or about January 23, 2026.

The net expense ratio increased from the prior fiscal year end primarily due to an increase in expenses related to the planned reorganization of the Fund into an exchange-traded fund.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Mortgage-Backed Securities Fund

Class K Shares | BBGPX

Annual Shareholder Report — September 30, 2025

BBGPX-09/25-AR

BlackRock Sustainable High Yield Bond Fund

Institutional Shares | BSIHX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock Sustainable High Yield Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$60	0.58%

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Instititional Shares returned 7.45%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Universal Index returned 3.40% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, returned 7.41%.

What contributed to performance?

Holdings in B rated bonds made the largest contribution to absolute returns, followed by those rated BB and CCC, respectively. At the sector level, technology, wirelines telecommunications, and property and casualty insurance were the leading contributors. An out-of-benchmark position in bank loans further helped results.

What detracted from performance?

Small positions in U.S. Treasuries and equities were modest detractors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: July 22, 2021 through September 30, 2025

Initial Investment of $10,000

	Institutional Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Jun 21	$10,000	$10,000	$10,000
Jul 21	$9,995	$10,011	$10,013
Aug 21	$10,043	$10,004	$10,065
Sep 21	$10,001	$9,919	$10,064
Oct 21	$9,982	$9,911	$10,046
Nov 21	$9,882	$9,923	$9,947
Dec 21	$10,096	$9,916	$10,134
Jan 22	$9,794	$9,699	$9,857
Feb 22	$9,681	$9,566	$9,756
Mar 22	$9,603	$9,310	$9,645
Apr 22	$9,246	$8,962	$9,303
May 22	$9,250	$9,012	$9,324
Jun 22	$8,674	$8,832	$8,696
Jul 22	$9,230	$9,054	$9,209
Aug 22	$8,986	$8,818	$8,997
Sep 22	$8,605	$8,438	$8,640
Oct 22	$8,876	$8,346	$8,865
Nov 22	$9,000	$8,657	$9,056
Dec 22	$8,953	$8,628	$9,001
Jan 23	$9,284	$8,895	$9,343
Feb 23	$9,152	$8,677	$9,224
Mar 23	$9,306	$8,880	$9,322
Apr 23	$9,394	$8,934	$9,415
May 23	$9,289	$8,842	$9,329
Jun 23	$9,412	$8,828	$9,485
Jul 23	$9,515	$8,837	$9,616
Aug 23	$9,532	$8,784	$9,644
Sep 23	$9,413	$8,574	$9,529
Oct 23	$9,308	$8,445	$9,417
Nov 23	$9,717	$8,825	$9,844
Dec 23	$10,075	$9,160	$10,210
Jan 24	$10,072	$9,138	$10,210
Feb 24	$10,101	$9,029	$10,240
Mar 24	$10,226	$9,117	$10,361
Apr 24	$10,135	$8,904	$10,264
May 24	$10,242	$9,052	$10,376
Jun 24	$10,345	$9,135	$10,474
Jul 24	$10,532	$9,342	$10,678
Aug 24	$10,708	$9,480	$10,852
Sep 24	$10,836	$9,610	$11,028
Oct 24	$10,776	$9,391	$10,968
Nov 24	$10,871	$9,490	$11,094
Dec 24	$10,835	$9,347	$11,047
Jan 25	$10,980	$9,403	$11,198
Feb 25	$11,023	$9,598	$11,273
Mar 25	$10,926	$9,595	$11,158
Apr 25	$11,022	$9,629	$11,156
May 25	$11,195	$9,580	$11,343
Jun 25	$11,391	$9,730	$11,552
Jul 25	$11,441	$9,716	$11,604
Aug 25	$11,567	$9,833	$11,749
Sep 25	$11,644	$9,937	$11,845

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Institutional Shares ...
	7.45%	3.70%
Bloomberg U.S. Universal Index...
	3.40	(0.15)
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	7.41	4.12

Key Fund statistics

Net Assets...
$46,297,171
Number of Portfolio Holdings...
537
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
60%

The Fund commenced operations on July 22, 2021.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
92.5%
Floating Rate Loan Interests...
6.8
Preferred Securities...
0.6
Common Stocks...
0.1
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
BBB/Baa...
1.1%
BB/Ba...
40.4
B...
47.8
CCC/Caa...
10.3
N/R...
0.4
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material fund changes

This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On September 10, 2025, the Fund’s Board approved the closure of the Fund to new and subsequent investments and thereafter to liquidate the Fund. Accordingly, effective 4:00 p.m. (Eastern time) on November 12, 2025, the Fund will no longer accept orders to purchase fund shares.On or about December 12, 2025, (the "Liquidation Date"), all of the assets of the Fund will be liquidated completely, the shares of any shareholders on the Liquidation Date will be redeemed at the net asset value ("NAV") per share and the Fund will then be terminated as a series of the Trust.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable High Yield Bond Fund

Institutional Shares | BSIHX

Annual Shareholder Report — September 30, 2025

BSIHX-09/25-AR

BlackRock Sustainable High Yield Bond Fund

Investor A Shares | BSHAX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock Sustainable High Yield Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$86	0.83%

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Investor A Shares returned 7.18%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Universal Index returned 3.40% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, returned 7.41%.

What contributed to performance?

Holdings in B rated bonds made the largest contribution to absolute returns, followed by those rated BB and CCC, respectively. At the sector level, technology, wirelines telecommunications, and property and casualty insurance were the leading contributors. An out-of-benchmark position in bank loans further helped results.

What detracted from performance?

Small positions in U.S. Treasuries and equities were modest detractors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: July 22, 2021 through September 30, 2025

Initial Investment of $10,000

	Investor A Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Jun 21	$9,600	$10,000	$10,000
Jul 21	$9,595	$10,011	$10,013
Aug 21	$9,639	$10,004	$10,065
Sep 21	$9,597	$9,919	$10,064
Oct 21	$9,576	$9,911	$10,046
Nov 21	$9,478	$9,923	$9,947
Dec 21	$9,682	$9,916	$10,134
Jan 22	$9,390	$9,699	$9,857
Feb 22	$9,280	$9,566	$9,756
Mar 22	$9,204	$9,310	$9,645
Apr 22	$8,860	$8,962	$9,303
May 22	$8,862	$9,012	$9,324
Jun 22	$8,308	$8,832	$8,696
Jul 22	$8,839	$9,054	$9,209
Aug 22	$8,603	$8,818	$8,997
Sep 22	$8,236	$8,438	$8,640
Oct 22	$8,494	$8,346	$8,865
Nov 22	$8,611	$8,657	$9,056
Dec 22	$8,564	$8,628	$9,001
Jan 23	$8,879	$8,895	$9,343
Feb 23	$8,751	$8,677	$9,224
Mar 23	$8,896	$8,880	$9,322
Apr 23	$8,979	$8,934	$9,415
May 23	$8,876	$8,842	$9,329
Jun 23	$8,992	$8,828	$9,485
Jul 23	$9,089	$8,837	$9,616
Aug 23	$9,103	$8,784	$9,644
Sep 23	$8,988	$8,574	$9,529
Oct 23	$8,885	$8,445	$9,417
Nov 23	$9,274	$8,825	$9,844
Dec 23	$9,613	$9,160	$10,210
Jan 24	$9,608	$9,138	$10,210
Feb 24	$9,634	$9,029	$10,240
Mar 24	$9,751	$9,117	$10,361
Apr 24	$9,662	$8,904	$10,264
May 24	$9,762	$9,052	$10,376
Jun 24	$9,858	$9,135	$10,474
Jul 24	$10,034	$9,342	$10,678
Aug 24	$10,200	$9,480	$10,852
Sep 24	$10,320	$9,610	$11,028
Oct 24	$10,260	$9,391	$10,968
Nov 24	$10,348	$9,490	$11,094
Dec 24	$10,312	$9,347	$11,047
Jan 25	$10,436	$9,403	$11,198
Feb 25	$10,487	$9,598	$11,273
Mar 25	$10,392	$9,595	$11,158
Apr 25	$10,481	$9,629	$11,156
May 25	$10,643	$9,580	$11,343
Jun 25	$10,828	$9,730	$11,552
Jul 25	$10,874	$9,716	$11,604
Aug 25	$10,991	$9,833	$11,749
Sep 25	$11,061	$9,937	$11,845

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Investor A Shares ...
	7.18%	3.44%
Investor A Shares (with sales charge)...
	2.90	2.43
Bloomberg U.S. Universal Index...
	3.40	(0.15)
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	7.41	4.12

Key Fund statistics

Net Assets...
$46,297,171
Number of Portfolio Holdings...
537
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
60%

Assuming maximum sales charges. Average annual total returns with and without sales charges reflect reductions for service fees.

The Fund commenced operations on July 22, 2021.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
92.5%
Floating Rate Loan Interests...
6.8
Preferred Securities...
0.6
Common Stocks...
0.1
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
BBB/Baa...
1.1%
BB/Ba...
40.4
B...
47.8
CCC/Caa...
10.3
N/R...
0.4
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material fund changes

This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On September 10, 2025, the Fund’s Board approved the closure of the Fund to new and subsequent investments and thereafter to liquidate the Fund. Accordingly, effective 4:00 p.m. (Eastern time) on November 12, 2025, the Fund will no longer accept orders to purchase fund shares.On or about December 12, 2025, (the "Liquidation Date"), all of the assets of the Fund will be liquidated completely, the shares of any shareholders on the Liquidation Date will be redeemed at the net asset value ("NAV") per share and the Fund will then be terminated as a series of the Trust.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable High Yield Bond Fund

Investor A Shares | BSHAX

Annual Shareholder Report — September 30, 2025

BSHAX-09/25-AR

BlackRock Sustainable High Yield Bond Fund

Class K Shares | BSHKX

Annual Shareholder Report — September 30, 2025

This annual shareholder report contains important information about BlackRock Sustainable High Yield Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441-7762.

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$55	0.53%

How did the Fund perform last year?

  For the reporting period ended September 30, 2025, the Fund's Class K Shares returned 7.50%.

  For the same period, the Fund’s benchmark, the Bloomberg U.S. Universal Index returned 3.40% and the Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index, returned 7.41%.

What contributed to performance?

Holdings in B rated bonds made the largest contribution to absolute returns, followed by those rated BB and CCC, respectively. At the sector level, technology, wirelines telecommunications, and property and casualty insurance were the leading contributors. An out-of-benchmark position in bank loans further helped results.

What detracted from performance?

Small positions in U.S. Treasuries and equities were modest detractors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: July 22, 2021 through September 30, 2025

Initial Investment of $10,000

	Class K Shares	Bloomberg U.S. Universal Index	Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index
Jun 21	$10,000	$10,000	$10,000
Jul 21	$9,995	$10,011	$10,013
Aug 21	$10,044	$10,004	$10,065
Sep 21	$10,002	$9,919	$10,064
Oct 21	$9,983	$9,911	$10,046
Nov 21	$9,883	$9,923	$9,947
Dec 21	$10,099	$9,916	$10,134
Jan 22	$9,797	$9,699	$9,857
Feb 22	$9,684	$9,566	$9,756
Mar 22	$9,606	$9,310	$9,645
Apr 22	$9,250	$8,962	$9,303
May 22	$9,254	$9,012	$9,324
Jun 22	$8,678	$8,832	$8,696
Jul 22	$9,234	$9,054	$9,209
Aug 22	$8,991	$8,818	$8,997
Sep 22	$8,609	$8,438	$8,640
Oct 22	$8,881	$8,346	$8,865
Nov 22	$9,005	$8,657	$9,056
Dec 22	$8,958	$8,628	$9,001
Jan 23	$9,290	$8,895	$9,343
Feb 23	$9,158	$8,677	$9,224
Mar 23	$9,312	$8,880	$9,322
Apr 23	$9,401	$8,934	$9,415
May 23	$9,296	$8,842	$9,329
Jun 23	$9,420	$8,828	$9,485
Jul 23	$9,524	$8,837	$9,616
Aug 23	$9,540	$8,784	$9,644
Sep 23	$9,422	$8,574	$9,529
Oct 23	$9,317	$8,445	$9,417
Nov 23	$9,727	$8,825	$9,844
Dec 23	$10,085	$9,160	$10,210
Jan 24	$10,083	$9,138	$10,210
Feb 24	$10,112	$9,029	$10,240
Mar 24	$10,238	$9,117	$10,361
Apr 24	$10,147	$8,904	$10,264
May 24	$10,254	$9,052	$10,376
Jun 24	$10,357	$9,135	$10,474
Jul 24	$10,545	$9,342	$10,678
Aug 24	$10,722	$9,480	$10,852
Sep 24	$10,851	$9,610	$11,028
Oct 24	$10,791	$9,391	$10,968
Nov 24	$10,886	$9,490	$11,094
Dec 24	$10,851	$9,347	$11,047
Jan 25	$10,997	$9,403	$11,198
Feb 25	$11,040	$9,598	$11,273
Mar 25	$10,943	$9,595	$11,158
Apr 25	$11,040	$9,629	$11,156
May 25	$11,213	$9,580	$11,343
Jun 25	$11,411	$9,730	$11,552
Jul 25	$11,462	$9,716	$11,604
Aug 25	$11,588	$9,833	$11,749
Sep 25	$11,665	$9,937	$11,845

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Average Annual Total Returns	1 Year	Since Fund Inception
Class K Shares ...
	7.50%	3.74%
Bloomberg U.S. Universal Index...
	3.40	(0.15)
Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index...
	7.41	4.12

Key Fund statistics

Net Assets...
$46,297,171
Number of Portfolio Holdings...
537
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
60%

The Fund commenced operations on July 22, 2021.

Past performance is not an indication of future results. Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit blackrock.com for more recent performance information.

What did the Fund invest in?

(as of September 30, 2025)

Portfolio composition

Credit quality allocation

Investment Type	Percent of Total InvestmentsFootnote Reference(a)
Corporate Bonds...
92.5%
Floating Rate Loan Interests...
6.8
Preferred Securities...
0.6
Common Stocks...
0.1
Credit RatingFootnote Reference(b)	Percent of Total InvestmentsFootnote Reference(a)
BBB/Baa...
1.1%
BB/Ba...
40.4
B...
47.8
CCC/Caa...
10.3
N/R...
0.4
Footnote	Description
Footnote(a)	Excludes short-term securities.
Footnote(b)	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Material fund changes

This is a summary of certain changes to the Fund since July 31, 2024. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after July 31, 2025 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.

On September 10, 2025, the Fund’s Board approved the closure of the Fund to new and subsequent investments and thereafter to liquidate the Fund. Accordingly, effective 4:00 p.m. (Eastern time) on November 12, 2025, the Fund will no longer accept orders to purchase fund shares.On or about December 12, 2025, (the "Liquidation Date"), all of the assets of the Fund will be liquidated completely, the shares of any shareholders on the Liquidation Date will be redeemed at the net asset value ("NAV") per share and the Fund will then be terminated as a series of the Trust.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports. For proxy voting records, visit blackrock.com/proxyrecords.

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

The Fund is not sponsored, endorsed, issued, sold, or promoted by Bloomberg Index Services Limited and its affiliates, nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2025 BlackRock, Inc. or its affiliates. All rights reserved. BLACKROCK is a registered trademark of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

BlackRock Sustainable High Yield Bond Fund

Class K Shares | BSHKX

Annual Shareholder Report — September 30, 2025

BSHKX-09/25-AR

 (b) Not Applicable

Item 2 – Code of Ethics – The registrant (or the “Fund”) has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the code of ethics was amended to update certain information and to make other non-material changes.  During the period covered by this report, there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, who calls 1-800-441-7762.
Item 3 – Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

               Lorenzo A. Flores
Catherine A. Lynch
Arthur P. Steinmetz

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 – Principal Accountant Fees and Services

The following table presents fees billed by Deloitte & Touche LLP (“D&T”) in each of the last two fiscal years for the services rendered to the Fund:
	(a) Audit Fees		(b) Audit-Related Fees[1]		(c) Tax Fees[2]		(d) All Other Fees
Entity Name	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Core Bond Portfolio	$78,310	$77,928	$0	$0	$22,300	$22,300	$0	$0
BlackRock High Yield Portfolio	$78,310	$77,928	$0	$0	$22,900	$22,900	$0	$0
BlackRock Income Fund	$62,730	$62,424	$0	$0	$17,600	$17,600	$0	$0
BlackRock Low Duration Bond Portfolio	$62,730	$62,424	$0	$0	$22,900	$22,900	$0	$0
BlackRock Mortgage-Backed Securities Fund (formerly, BlackRock GNMA Portfolio)	$39,873	$39,678	$0	$0	$17,600	$17,600	$0	$0
BlackRock Sustainable High Yield Bond Fund	$0	$78,030	$4,600	$0	$17,600	$17,600	$0	$0

The following table presents fees billed by D&T that were required to be approved by the registrant’s audit committee (the “Committee”) for services that relate directly to the operations or financial reporting of the Fund and that are rendered on behalf of BlackRock Advisors, LLC (the “Investment Adviser” or “BlackRock”) and entities controlling, controlled by, or under common control with BlackRock (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund (“Affiliated Service Providers”):

	Current Fiscal Year End	Previous Fiscal Year End
(b) Audit-Related Fees[1]	$0	$0
(c) Tax Fees[2]	$0	$0
(d) All Other Fees[3]	$2,149,000	$2,149,000

1 The nature of the services includes assurance and related services reasonably related to the performance of the audit or review of financial statements not included in Audit Fees, including accounting consultations, agreed-upon procedure reports, attestation reports, comfort letters, out-of-pocket expenses and internal control reviews not required by regulators.
2 The nature of the services includes tax compliance and/or tax preparation, including services relating to the filing or amendment of federal, state or local income tax returns, regulated investment company qualification reviews, taxable income and tax distribution calculations.
3 Non-audit fees of $2,149,000 and $2,149,000 for the current fiscal year and previous fiscal year, respectively, were paid to the Fund’s principal accountant in their entirety by BlackRock, in connection with services provided to the Affiliated Service Providers of the Fund and of certain other funds sponsored or advised by BlackRock or its affiliates for a service organization review and an accounting research tool subscription.  These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

               (e)(1) Audit Committee Pre-Approval Policies and Procedures:

The Committee has adopted policies and procedures with regard to the pre-approval of services.  Audit, audit-related and tax compliance services provided to the registrant on an annual basis require specific pre-approval by the Committee.  The Committee also must approve other non-audit services provided to the registrant and those non-audit services provided to the Investment Adviser and Affiliated Service Providers that relate directly to the operations and the financial reporting of the registrant.  Certain of these non-audit services that the Committee believes are (a) consistent with the SEC’s auditor independence rules and (b) routine and recurring services that will not impair the independence of the independent accountants may be approved by the Committee without consideration on a specific case-by-case basis (“general pre-approval”).  The term of any general pre-approval is 12 months from the date of the pre-approval, unless the Committee provides for a different period.  Tax or other non-audit services provided to the registrant which have a direct impact on the operations or financial reporting of the registrant will only be deemed pre-approved provided that any individual project does not exceed $10,000 attributable to the registrant or $50,000 per project.  For this purpose, multiple projects will be aggregated to determine if they exceed the previously mentioned cost levels.

                        Any proposed services exceeding the pre-approved cost levels will require specific pre-approval by the Committee, as will any other services not subject to general pre-approval (e.g., unanticipated but permissible services).  The Committee is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.  At this meeting, an analysis of such services is presented to the Committee for ratification.  The Committee may delegate to the Committee Chairman the authority to approve the provision of and fees for any specific engagement of permitted non-audit services, including services exceeding pre-approved cost levels.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the Committee pursuant to the de minimis exception in paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not Applicable
(g) The aggregate non-audit fees, defined as the sum of the fees shown under “Audit-Related Fees,” “Tax Fees” and “All Other Fees,” paid to the accountant for services rendered by the accountant to the registrant, the Investment Adviser and the Affiliated Service Providers were:
Entity Name	Current Fiscal Year End	Previous Fiscal Year End
BlackRock Core Bond Portfolio	$22,300	$22,300
BlackRock High Yield Portfolio	$22,900	$22,900
BlackRock Income Fund	$17,600	$17,600
BlackRock Low Duration Bond Portfolio	$22,900	$22,900
BlackRock Mortgage-Backed Securities Fund (formerly, BlackRock GNMA Portfolio)	$17,600	$17,600
BlackRock Sustainable High Yield Bond Fund	$22,200	$17,600

              Additionally, the amounts billed by D&T in connection with services provided to the Affiliated Service Providers of the Fund and of other funds sponsored or advised by BlackRock or its affiliates during the current and previous fiscal years for a service organization review and an accounting research tool subscription were:
Current Fiscal Year End	Previous Fiscal Year End
$2,149,000	$2,149,000

              These amounts represent aggregate fees paid by BlackRock and were not allocated on a per fund basis.

              (h) The Committee has considered and determined that the provision of non-audit services that were rendered to the Investment Adviser and the Affiliated Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant – Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

              (a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
September 30, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Annual Financial
Statements and Additional
Information
BlackRock Funds V
BlackRock Income Fund
BlackRock Mortgage-Backed Securities Fund

Page
2

The Benefits and Risks of Leveraging
3
The Benefits and Risks of Leveraging / Derivative Financial Instruments
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
The Funds may utilize leverage by entering into reverse repurchase agreements.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
September 30, 2025
BlackRock Income Fund
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AGL CLO 11 Ltd., Series 2021-11A, Class D1R,
(3-mo. CME Term SOFR at 2.85% Floor +
2.85%), 6.81%, 10/15/38
(a) (b)
........... USD 1,000 $ 1,000,000
AGL CLO 12 Ltd., Series 2021-12A, Class C,
(3-mo. CME Term SOFR at 1.85% Floor +
2.11%), 6.44%, 07/20/34
(a) (b)
........... 1,000 1,001,410
AGL CLO 34 Ltd., Series 2024-34A, Class A1,
(3-mo. CME Term SOFR at 1.34% Floor +
1.34%), 5.67%, 01/22/38
(a) (b)
........... 1,000 1,003,133
AGL CLO 37 Ltd., Series 2024-37A, Class A1,
(3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 5.57%, 04/22/38
(a) (b)
........... 2,000 2,004,400
AIMCO CLO 11 Ltd.
(a)(b)
Series 2020-11A, Class A1R2, (3-mo. CME
Term SOFR at 1.34% Floor + 1.34%),
5.66%, 07/17/37 ................. 2,000 2,006,774
Series 2020-11A, Class CR2, (3-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
6.22%, 07/17/37 ................. 1,000 1,002,822
AIMCO CLO 14 Ltd., Series 2021-14A, Class
A, (3-mo. CME Term SOFR at 0.99% Floor +
1.25%), 5.58%, 04/20/34
(a) (b)
........... 4,000 4,000,122
AIMCO CLO 15 Ltd., Series 2021-15A, Class
D1R, (3-mo. CME Term SOFR at 2.75% Floor
+ 2.75%), 7.07%, 04/17/38
(a) (b)
.......... 1,500 1,513,644
Anchorage Capital CLO 18 Ltd., Series 2021-
18A, Class C, (3-mo. CME Term SOFR at
0.00% Floor + 2.51%), 6.83%, 04/15/34
(a) (b)
. 1,000 1,001,574
Anchorage Capital CLO 32 Ltd., Series 2025-
32A, Class D, (3-mo. CME Term SOFR at
3.95% Floor + 3.95%), 8.23%, 07/15/37
(a) (b)
. 1,000 1,022,830
Apidos CLO XXXVII, Series 2021-37A, Class
A, (3-mo. CME Term SOFR at 1.13% Floor +
1.39%), 5.72%, 10/22/34
(a) (b)
........... 6,200 6,208,574
Arbour CLO VI DAC, Series 6X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.24%, 11/15/37
(a) (c)
................. EUR 100 118,065
Ares Loan Funding IV Ltd., Series 2023-ALF4A,
Class A1, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 6.07%, 10/15/36
(a) (b)
...... USD 3,000 3,003,387
Ares Loan Funding V Ltd., Series 2024-ALF5A,
Class A1, (3-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.82%, 07/27/37
(a) (b)
...... 1,000 1,005,499
Ares LXVII CLO Ltd., Series 2022-67A, Class
A1R, (3-mo. CME Term SOFR at 1.19% Floor
+ 1.19%), 5.51%, 01/25/38
(a) (b)
.......... 2,000 2,001,439
Ballyrock CLO 14 Ltd., Series 2020-14A, Class
A1AR, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.71%, 07/20/37
(a) (b)
...... 1,000 1,002,603
Ballyrock CLO 16 Ltd., Series 2021-16A, Class
A1R, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.15%), 5.48%, 04/20/38
(a) (b)
.......... 1,500 1,501,519
Ballyrock CLO 22 Ltd., Series 2024-22A, Class
A2, (3-mo. CME Term SOFR at 1.95% Floor +
1.95%), 6.27%, 04/15/37
(a) (b)
........... 1,000 1,004,710
Ballyrock CLO 26 Ltd., Series 2024-26A, Class
A1A, (3-mo. CME Term SOFR at 1.51% Floor
+ 1.51%), 5.83%, 07/25/37
(a) (b)
.......... 1,150 1,156,306
Ballyrock CLO 27 Ltd., Series 2024-27A, Class
A1A, (3-mo. CME Term SOFR at 1.35% Floor
+ 1.35%), 5.67%, 10/25/37
(a) (b)
.......... 2,500 2,507,010
Ballyrock CLO Ltd., Series 2019-2A, Class A1R3,
(3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 0.00%, 10/25/38
(a) (b)
........... 2,000 2,000,000
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Bear Stearns Asset-Backed Securities I Trust,
Series 2007-HE5, Class 1A4, (1-mo. CME
Term SOFR at 0.30% Floor + 0.41%), 4.57%,
06/25/47
(a)
....................... USD 959 $ 953,178
Benefit Street Partners CLO Ltd., Series 2015-
6BR, Class A1R, (3-mo. CME Term SOFR at
1.18% Floor + 1.18%), 5.51%, 04/20/38
(a) (b)
. 1,000 1,001,511
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1R, (3-mo. CME Term
SOFR at 1.53% Floor + 1.53%), 5.86%,
07/20/37
(a) (b)
...................... 1,020 1,026,608
Benefit Street Partners CLO X Ltd., Series 2016-
10A, Class BR3, (3-mo. CME Term SOFR at
1.85% Floor + 1.85%), 6.18%, 07/20/38
(a) (b)
. 1,250 1,253,341
Benefit Street Partners CLO XXI Ltd., Series
2020-21A, Class A1R, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 5.75%,
10/15/34
(a) (b)
...................... 2,000 2,003,071
Benefit Street Partners CLO XXXVIII Ltd., Series
2024-38A, Class A, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 5.63%, 01/25/38
(a) (b)
1,500 1,505,657
Bethpage Park CLO Ltd., Series 2021-1A, Class
A, (3-mo. CME Term SOFR at 1.13% Floor +
1.39%), 5.71%, 01/15/35
(a) (b)
........... 1,000 1,001,385
Birch Grove CLO 12 Ltd., Series 2025-12A,
Class A1, (3-mo. CME Term SOFR at 1.17%
Floor + 1.17%), 5.51%, 04/22/38
(a) (b)
...... 1,500 1,501,123
Birch Grove CLO 3 Ltd.
(a)(b)
Series 2021-3A, Class A1R, (3-mo. CME Term
SOFR at 1.26% Floor + 1.26%), 5.59%,
01/19/38 ...................... 2,950 2,956,638
Series 2021-3A, Class BR, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.93%,
01/19/38 ...................... 1,000 1,001,630
Birch Grove CLO 9 Ltd., Series 2024-9A, Class
B, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 6.03%, 10/22/37
(a) (b)
........... 1,000 1,002,370
BlueMountain CLO XXV Ltd., Series 2019-25A,
Class A1RR, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.67%, 01/15/38
(a) (b)
. 2,000 2,005,830
Bryant Park Funding Ltd.
(a)(b)
Series 2023-21A, Class A1, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 6.38%,
10/18/36 ...................... 2,000 2,007,958
Series 2023-21A, Class AR, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 0.00%,
10/18/38 ...................... 2,000 2,000,000
Canyon CLO Ltd., Series 2020-3A, Class A1R,
(3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.72%, 10/15/37
(a) (b)
........... 1,000 1,003,566
Capital Four CLO VIII DAC, Series 8X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
5.19%, 10/25/37
(a) (c)
................. EUR 100 118,601
Carlyle US CLO Ltd.
(a)(b)
Series 2017-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.40% Floor + 1.40%),
5.73%, 10/21/37 ................. USD 2,500 2,510,750
Series 2019-2A, Class AR2, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.68%,
10/15/37 ...................... 1,500 1,504,343
Series 2021-3SA, Class A1, (3-mo. CME Term
SOFR at 1.06% Floor + 1.32%), 5.64%,
04/15/34 ...................... 700 700,634
Series 2021-11A, Class A1R, (3-mo. CME
Term SOFR at 1.41% Floor + 1.41%),
5.73%, 07/25/37 ................. 2,999 3,009,835

Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CarVal CLO I Ltd., Series 2018-1A, Class BR,
(3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 6.17%, 07/16/31
(a) (b)
........... USD 1,500 $ 1,499,625
CarVal CLO VC Ltd., Series 2021-2A, Class C,
(3-mo. CME Term SOFR at 2.20% Floor +
2.46%), 6.78%, 10/15/34
(a) (b)
........... 1,000 1,001,512
CarVal CLO X-C Ltd., Series 2024-2A, Class A,
(3-mo. CME Term SOFR at 1.46% Floor +
1.46%), 5.79%, 07/20/37
(a) (b)
........... 1,000 1,004,668
CIFC Funding 2017-I Ltd., Series 2017-1A, Class
DRR, (3-mo. CME Term SOFR at 3.70% Floor
+ 3.70%), 8.03%, 04/21/37
(a) (b)
.......... 1,000 1,004,922
CIFC Funding 2018-IV Ltd., Series 2018-4A,
Class AR, (3-mo. CME Term SOFR at 1.22%
Floor + 1.22%), 5.54%, 01/17/38
(a) (b)
...... 1,600 1,603,024
CIFC Funding 2021-IV Ltd., Series 2021-4A,
Class AR, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.68%, 07/23/37
(a) (b)
...... 2,000 2,006,437
CIFC Funding 2023-I Ltd., Series 2023-1A, Class
A, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 6.02%, 10/15/36
(a) (b)
........... 1,000 1,001,585
CIFC Funding Ltd.
(a)(b)
Series 2013-2A, Class A3LR, (3-mo. CME
Term SOFR + 2.21%), 6.54%, 10/18/30 .. 500 500,978
Series 2014-2RA, Class AR, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.68%, 10/24/37 ................. 3,000 3,008,889
Series 2015-4A, Class A1A2, (3-mo. CME
Term SOFR at 1.33% Floor + 1.33%),
5.66%, 04/20/34 ................. 1,980 1,982,060
Series 2017-1A, Class ARR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
5.88%, 04/21/37 ................. 2,000 2,007,677
Series 2021-2A, Class B, (3-mo. CME Term
SOFR at 1.71% Floor + 1.71%), 6.03%,
04/15/34 ...................... 1,275 1,277,180
Series 2023-1A, Class A1R, (3-mo. CME Term
SOFR at 1.24% Floor + 1.24%), 0.00%,
10/15/38 ...................... 1,000 1,000,000
Series 2024-2A, Class A1, (3-mo. CME Term
SOFR at 1.52% Floor + 1.52%), 5.85%,
04/22/37 ...................... 2,000 2,010,135
Series 2024-3A, Class A1, (3-mo. CME Term
SOFR at 1.48% Floor + 1.48%), 5.81%,
07/21/37 ...................... 2,000 2,009,488
Series 2024-3A, Class B, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.18%,
07/21/37 ...................... 1,000 1,004,090
Clover CLO LLC
(a)(b)
Series 2018-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.53% Floor + 1.53%),
5.86%, 04/20/37 ................. 4,000 4,016,084
Series 2018-1A, Class CRR, (3-mo. CME
Term SOFR at 2.45% Floor + 2.45%),
6.78%, 04/20/37 ................. 1,000 1,007,090
Diameter Capital CLO 10 Ltd., Series 2025-10A,
Class A, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.60%, 04/20/38
(a) (b)
...... 5,500 5,518,141
Diameter Capital CLO 7 Ltd., Series 2024-7A,
Class A1A, (3-mo. CME Term SOFR at 1.48%
Floor + 1.48%), 5.81%, 07/20/37
(a) (b)
...... 1,225 1,229,917
Diameter Capital CLO 9 Ltd., Series 2025-9A,
Class A, (3-mo. CME Term SOFR at 1.17%
Floor + 1.17%), 5.50%, 04/20/38
(a) (b)
...... 2,500 2,503,210
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden XXVI Senior Loan Fund, Series 2013-
26A, Class CR, (3-mo. CME Term SOFR at
0.00% Floor + 2.11%), 6.43%, 04/15/29
(a) (b)
. USD 1,000 $ 1,001,877
Eaton Vance CLO Ltd., Series 2015-1A, Class
CR, (3-mo. CME Term SOFR at 0.00% Floor +
2.16%), 6.49%, 01/20/30
(a) (b)
........... 763 763,921
Elmwood CLO 26 Ltd., Series 2024-1A, Class
A1, (3-mo. CME Term SOFR at 1.50% Floor +
1.50%), 5.83%, 04/18/37
(a) (b)
........... 1,000 1,004,149
Elmwood CLO I Ltd., Series 2019-1A, Class
A1RR, (3-mo. CME Term SOFR at 1.52%
Floor + 1.52%), 5.85%, 04/20/37
(a) (b)
...... 1,700 1,708,560
Elmwood CLO II Ltd., Series 2019-2A, Class
A1RR, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.68%, 10/20/37
(a) (b)
...... 2,000 2,007,674
Elmwood CLO VII Ltd., Series 2020-4A, Class
A1RR, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.68%, 10/17/37
(a) (b)
...... 3,000 3,010,287
Elmwood CLO XII Ltd., Series 2021-5A, Class
BR, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 6.02%, 10/15/37
(a) (b)
........... 3,000 3,012,779
Fidelity Grand Harbour CLO DAC, Series 2021-
1X, Class D, (3-mo. EURIBOR at 3.60% Floor
+ 3.60%), 5.63%, 10/15/34
(a) (c)
.......... EUR 400 474,206
Flatiron CLO 28 Ltd., Series 2024-1A, Class CR,
(3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 5.95%, 07/15/36
(a) (b)
........... USD 1,000 1,000,825
Generate CLO 13 Ltd., Series 2023-13A, Class
A1, (3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 6.13%, 01/20/37
(a) (b)
........... 1,000 1,002,288
Generate CLO 5 Ltd., Series 5A, Class BR,
(3-mo. CME Term SOFR at 2.00% Floor +
2.00%), 6.33%, 07/22/37
(a) (b)
........... 1,500 1,506,210
Generate CLO 8 Ltd., Series 8A, Class A1R2,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.71%, 01/20/38
(a) (b)
........... 2,000 2,006,169
Generate CLO 9 Ltd., Series 9A, Class AR,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.68%, 01/20/38
(a) (b)
........... 1,000 1,002,934
Golub Capital Partners 48 LP, Series 2020-48A,
Class A1R, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.63%, 04/17/38
(a) (b)
...... 1,750 1,755,798
Golub Capital Partners CLO 41B-R Ltd., Series
2019-41A, Class AR2, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%), 5.65%,
07/20/38
(a) (b)
...................... 2,625 2,634,831
Golub Capital Partners CLO 58B-R Ltd., Series
2021-58A, Class A1R, (3-mo. CME Term
SOFR at 1.28% Floor + 1.28%), 5.51%,
10/25/37
(a) (b)
...................... 1,000 1,003,098
Golub Capital Partners CLO 76 B Ltd., Series
2024-76A, Class A1, (3-mo. CME Term SOFR
at 1.37% Floor + 1.37%), 5.69%, 10/25/37
(a) (b)
1,500 1,504,524
Greene King Finance plc, Series B1, (Sterling
Overnight Index Average + 1.92%), 5.89%,
12/15/34
(a)
....................... GBP 100 123,058
GT Loan Financing I Ltd., Series 2013-1A, Class
CR, (3-mo. CME Term SOFR at 0.00% Floor +
2.36%), 6.68%, 07/28/31
(a) (b)
........... USD 1,000 1,002,143
HalseyPoint CLO 4 Ltd.
(a)(b)
Series 2021-4A, Class A, (3-mo. CME Term
SOFR at 1.22% Floor + 1.48%), 5.81%,
04/20/34 ...................... 3,000 3,004,410
Series 2021-4A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 2.01%), 6.34%,
04/20/34 ...................... 700 701,771

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
HalseyPoint CLO 5 Ltd., Series 2021-5A, Class
A1A, (3-mo. CME Term SOFR at 1.21% Floor
+ 1.47%), 5.78%, 01/30/35
(a) (b)
.......... USD 1,500 $ 1,502,558
Halseypoint CLO 6 Ltd., Series 2022-6A, Class
CR, (3-mo. CME Term SOFR at 2.05% Floor +
2.05%), 6.38%, 01/20/38
(a) (b)
........... 1,000 1,004,579
Harbor Park CLO Ltd., Series 2018-1A, Class
D, (3-mo. CME Term SOFR at 2.90% Floor +
3.16%), 7.49%, 01/20/31
(a) (b)
........... 1,000 1,002,383
Henley CLO IV DAC, Series 4X, Class D, (3-mo.
EURIBOR at 3.00% Floor + 3.00%), 4.94%,
04/25/34
(a) (c)
...................... EUR 400 473,680
Legacy Mortgage Asset Trust, Series 2019-SL2,
Class A, 3.38%, 02/25/59
(a) (b)
........... USD 717 693,669
Madison Park Funding LXXI Ltd., Series 2025-
71A, Class A1, (3-mo. CME Term SOFR at
1.14% Floor + 1.14%), 5.41%, 04/23/38
(a) (b)
. 2,000 2,001,566
Madison Park Funding XLVIII Ltd., Series 2021-
48A, Class A, (3-mo. CME Term SOFR at
1.41% Floor + 1.41%), 5.74%, 04/19/33
(a) (b)
. 900 902,709
Madison Park Funding XXXVII Ltd., Series 2019-
37A, Class AR2, (3-mo. CME Term SOFR at
1.53% Floor + 1.53%), 5.85%, 04/15/37
(a) (b)
. 1,000 1,005,025
Madison Park Funding XXXVIII Ltd., Series 2021-
38A, Class A, (3-mo. CME Term SOFR at
1.38% Floor + 1.38%), 5.70%, 07/17/34
(a) (b)
. 3,000 3,004,343
Marathon CLO Ltd., Series 2020-15A, Class
C1R3, (3-mo. CME Term SOFR at 3.20%
Floor + 3.20%), 7.41%, 08/15/37
(a) (b)
...... 1,500 1,504,067
MidOcean Credit CLO XV Ltd., Series 2024-15A,
Class A1, (3-mo. CME Term SOFR at 1.53%
Floor + 1.53%), 5.86%, 07/21/37
(a) (b)
...... 1,500 1,508,184
Morgan Stanley ABS Capital I, Inc. Trust, Series
2007-HE6, Class A2, (1-mo. CME Term SOFR
at 0.28% Floor + 0.25%), 4.41%, 05/25/37
(a)
. 1,907 1,731,605
Neuberger Berman Loan Advisers CLO 47 Ltd.,
Series 2022-47A, Class A, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 5.62%,
04/14/35
(a) (b)
...................... 2,000 2,000,974
New Mountain CLO 1 Ltd., Series CLO-1A, Class
DRR, (3-mo. CME Term SOFR at 2.85% Floor
+ 2.85%), 7.17%, 01/15/38
(a) (b)
.......... 1,000 1,004,948
New Mountain CLO 2 Ltd., Series CLO-2A, Class
A1R, (3-mo. CME Term SOFR at 1.36% Floor
+ 1.36%), 5.68%, 01/15/38
(a) (b)
.......... 1,600 1,605,448
New Mountain CLO 3 Ltd., Series CLO-3A, Class
A1R, (3-mo. CME Term SOFR at 1.33% Floor
+ 1.33%), 5.61%, 10/20/38
(a) (b)
.......... 2,500 2,509,375
New Mountain CLO 7 Ltd., Series CLO-7A, Class
A1, (3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 5.48%, 03/31/38
(a) (b)
........... 1,500 1,501,480
Oaktree CLO Ltd.
(a)(b)
Series 2019-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.71%, 01/20/38 ................. 2,000 2,006,178
Series 2024-27A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.98%,
10/22/37 ...................... 1,000 1,001,870
OCP CLO Ltd.
(a)(b)
Series 2015-10A, Class AR3, (3-mo. CME
Term SOFR at 1.31% Floor + 1.31%),
5.62%, 01/26/38 ................. 2,000 2,007,543
Series 2016-12A, Class A1R3, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.70%, 10/18/37 ................. 1,065 1,068,174
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2025-40A, Class A, (3-mo. CME Term
SOFR at 1.14% Floor + 1.14%), 5.46%,
04/16/38 ...................... USD 1,500 $ 1,501,150
Octagon Investment Partners 40 Ltd., Series
2019-1A, Class DR, (3-mo. CME Term SOFR
at 3.35% Floor + 3.61%), 7.94%, 01/20/35
(a) (b)
1,000 1,000,800
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class CR2, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 6.08%, 01/21/38
(a) (b)
...... 1,000 1,001,564
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR2, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.65%, 01/20/38
(a) (b)
...... 4,330 4,347,377
OHA Credit Funding 4 Ltd., Series 2019-4A,
Class AR2, (3-mo. CME Term SOFR at 1.29%
Floor + 1.29%), 5.62%, 01/22/38
(a) (b)
...... 2,000 2,006,633
OHA Credit Partners XI Ltd.
(a)(b)
Series 2015-11A, Class CR2, (3-mo. CME
Term SOFR at 2.20% Floor + 2.20%),
6.53%, 04/20/37 ................. 1,500 1,508,939
Series 2015-11A, Class D1R2, (3-mo. CME
Term SOFR at 3.10% Floor + 3.10%),
7.43%, 04/20/37 ................. 1,200 1,211,215
OHA Credit Partners XVI, Series 2021-16A,
Class AR, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.68%, 10/18/37
(a) (b)
...... 2,950 2,961,291
OHA Loan Funding Ltd., Series 2015-1A, Class
A1R4, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 5.42%, 10/19/38
(a) (b)
...... 5,000 5,014,917
Option One Mortgage Loan Trust, Series 2007-
FXD1, Class 2A1, 5.87%, 01/25/37
(d)
...... 687 596,013
Palmer Square CLO Ltd.
(a)(b)
Series 2020-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.86%, 11/15/36 ................. 1,500 1,502,674
Series 2021-3A, Class D1R, (3-mo. CME
Term SOFR at 2.80% Floor + 2.80%),
7.10%, 10/15/38 ................. 1,000 1,011,322
Series 2024-3A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.68%,
07/20/37 ...................... 2,500 2,507,784
Series 2025-1A, Class D1, (3-mo. CME Term
SOFR at 2.45% Floor + 2.45%), 6.76%,
04/20/38 ...................... 2,500 2,510,034
Pikes Peak CLO 12 Ltd., Series 2023-12A, Class
AR, (3-mo. CME Term SOFR at 1.22% Floor +
1.22%), 5.55%, 04/20/38
(a) (b)
........... 4,000 4,004,959
Pikes Peak CLO 3, Series 2019-3A, Class CRR,
(3-mo. CME Term SOFR at 2.15% Floor +
2.41%), 6.73%, 10/25/34
(a) (b)
........... 1,000 1,001,494
PPM CLO Ltd., Series 2018-1A, Class C, (3-mo.
CME Term SOFR at 2.15% Floor + 2.41%),
6.73%, 07/15/31
(a) (b)
................. 1,000 1,002,065
Providus CLO II DAC, Series 2X, Class DRR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.23%, 10/15/38
(a) (c)
................. EUR 100 118,435
Providus CLO VI DAC, Series 6X, Class D,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.23%, 05/20/34
(a) (c)
.................. 400 475,010
Rad CLO 25 Ltd., Series 2024-25A, Class A1,
(3-mo. CME Term SOFR at 1.46% Floor +
1.46%), 5.79%, 07/20/37
(a) (b)
........... USD 1,000 1,004,584
Rad CLO 27 Ltd., Series 2024-27A, Class A1,
(3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 5.64%, 01/15/38
(a) (b)
........... 1,500 1,505,740

Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Rad CLO 14 Ltd., Series 2021-14A, Class D,
(3-mo. CME Term SOFR at 3.00% Floor +
3.26%), 7.58%, 01/15/35
(a) (b)
........... USD 1,000 $ 1,001,963
Reese Park CLO Ltd., Series 2020-1A, Class
ARR, (3-mo. CME Term SOFR at 1.32% Floor
+ 1.32%), 5.64%, 01/15/38
(a) (b)
.......... 2,000 2,007,951
Regatta VII Funding Ltd., Series 2016-1A, Class
DR2, (3-mo. CME Term SOFR at 3.05% Floor
+ 3.31%), 7.31%, 06/20/34
(a) (b)
.......... 1,500 1,505,850
Regatta XI Funding Ltd., Series 2018-1A, Class
AR, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.72%, 07/17/37
(a) (b)
........... 3,500 3,511,200
Regatta XIX Funding Ltd., Series 2022-1A, Class
B, (3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 6.18%, 04/20/35
(a) (b)
........... 1,000 1,003,010
Regatta XVIII Funding Ltd.
(a)(b)
Series 2021-1A, Class A1R, (3-mo. CME Term
SOFR at 1.16% Floor + 1.16%), 5.48%,
04/15/38 ...................... 2,000 2,001,168
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.55% Floor + 1.55%), 5.87%,
04/15/38 ...................... 1,100 1,102,365
Regatta XX Funding Ltd., Series 2021-2A, Class
AR, (3-mo. CME Term SOFR at 1.18% Floor +
1.18%), 5.50%, 01/15/38
(a) (b)
........... 3,000 3,001,500
Regatta XXIII Funding Ltd., Series 2021-4A,
Class D, (3-mo. CME Term SOFR at 3.05%
Floor + 3.31%), 7.64%, 01/20/35
(a) (b)
...... 1,000 1,002,139
Riserva CLO Ltd., Series 2016-3A, Class DRR,
(3-mo. CME Term SOFR at 3.25% Floor +
3.51%), 7.84%, 01/18/34
(a) (b)
........... 1,000 996,674
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class CR2, (3-mo. CME
Term SOFR at 2.10% Floor + 2.36%),
6.69%, 04/20/34 ................. 1,000 1,001,489
Series 2018-2A, Class C, (3-mo. CME Term
SOFR at 2.20% Floor + 2.46%), 6.79%,
10/20/31 ...................... 500 501,171
Series 2021-1A, Class C, (3-mo. CME Term
SOFR at 2.00% Floor + 2.26%), 6.59%,
07/20/34 ...................... 1,000 1,001,469
RR 21 Ltd., Series 2022-21A, Class A1AR,
(3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.72%, 07/15/39
(a) (b)
........... 1,000 1,003,465
RR 29 Ltd., Series 2024-29RA, Class A1R,
(3-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.71%, 07/15/39
(a) (b)
........... 1,000 1,003,087
RR 38 Ltd., Series 2025-38A, Class A1A, (3-mo.
CME Term SOFR at 1.15% Floor + 1.15%),
5.47%, 04/15/40
(a) (b)
................. 2,770 2,774,305
Sagard-HalseyPoint CLO 10 Ltd., Series 2025-
10A, Class A1, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 0.00%, 10/20/38
(a) (b)
. 1,500 1,500,000
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
A1R, (3-mo. CME Term SOFR at 1.39% Floor
+ 1.39%), 5.72%, 10/20/37
(a) (b)
.......... 5,600 5,623,154
Silver Point CLO 1 Ltd., Series 2022-1A, Class
A1R, (3-mo. CME Term SOFR at 1.32% Floor
+ 1.32%), 5.65%, 01/20/38
(a) (b)
.......... 3,000 3,011,561
Silver Point CLO 4 Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.63% Floor +
1.63%), 5.95%, 04/15/37
(a) (b)
........... 2,000 2,006,894
Silver Point CLO 5 Ltd.
(a)(b)
Series 2024-5A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.08%,
10/20/37 ...................... 2,500 2,510,574
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-5A, Class C, (3-mo. CME Term
SOFR at 2.10% Floor + 2.10%), 6.43%,
10/20/37 ...................... USD 1,750 $ 1,759,047
Series 2024-5A, Class D1, (3-mo. CME Term
SOFR at 3.25% Floor + 3.25%), 7.58%,
10/20/37 ...................... 1,500 1,516,372
Silver Point CLO 7 Ltd.
(a)(b)
Series 2024-7A, Class A1, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.68%,
01/15/38 ...................... 3,000 3,010,193
Series 2024-7A, Class C, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 6.17%,
01/15/38 ...................... 1,000 1,002,667
Silver Point CLO 9 Ltd., Series 2025-9A, Class
A1, (3-mo. CME Term SOFR at 1.52% Floor +
1.52%), 5.81%, 03/31/38
(a) (b)
........... 2,500 2,512,729
Sixth Street CLO XIV Ltd., Series 2019-14A,
Class BR2, (3-mo. CME Term SOFR at 1.50%
Floor + 1.50%), 5.83%, 01/20/38
(a) (b)
...... 2,815 2,818,182
Sixth Street CLO XVII Ltd., Series 2021-17A,
Class A1R, (3-mo. CME Term SOFR at 1.15%
Floor + 1.15%), 5.47%, 04/17/38
(a) (b)
...... 2,500 2,502,479
Sona Fios CLO III DAC, Series 3X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
5.27%, 04/20/37
(a) (c)
................. EUR 140 166,120
Sound Point CLO XXIX Ltd., Series 2021-1A,
Class C1, (3-mo. CME Term SOFR at 2.56%
Floor + 2.56%), 6.88%, 04/25/34
(a) (b)
...... USD 1,000 1,001,564
Sycamore Tree CLO Ltd.
(a)(b)
Series 2023-3A, Class A1R, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.98%,
04/20/37 ...................... 1,000 1,003,750
Series 2023-3A, Class CR, (3-mo. CME Term
SOFR at 2.60% Floor + 2.60%), 6.93%,
04/20/37 ...................... 2,000 2,014,569
Symphony CLO XXVIII Ltd., Series 2021-28A,
Class A, (3-mo. CME Term SOFR at 1.14%
Floor + 1.40%), 5.72%, 10/23/34
(a) (b)
...... 3,000 3,004,627
TICP CLO VI Ltd., Series 2016-6A, Class AR2,
(3-mo. CME Term SOFR at 1.12% Floor +
1.38%), 5.70%, 01/15/34
(a) (b)
........... 2,000 2,003,310
TICP CLO XI Ltd.
(a)(b)
Series 2018-11A, Class CR, (3-mo. CME Term
SOFR at 2.50% Floor + 2.50%), 6.82%,
04/25/37 ...................... 600 604,230
Series 2018-11A, Class DR, (3-mo. CME Term
SOFR at 3.70% Floor + 3.70%), 8.02%,
04/25/37 ...................... 1,050 1,055,215
TICP CLO XII Ltd., Series 2018-12A, Class BR,
(3-mo. CME Term SOFR at 1.65% Floor +
1.91%), 6.23%, 07/15/34
(a) (b)
........... 2,550 2,555,712
Trestles CLO VII Ltd., Series 2024-7A, Class A1,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.70%, 10/25/37
(a) (b)
........... 1,000 1,003,300
Trimaran CAVU Ltd.
(a)(b)
Series 2021-1A, Class AR, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.74%,
07/23/37 ...................... 1,000 1,003,088
Series 2021-2A, Class A, (3-mo. CME Term
SOFR at 1.22% Floor + 1.48%), 5.80%,
10/25/34 ...................... 1,000 1,001,520
Series 2024-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.07%,
01/25/38 ...................... 1,250 1,254,588

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Trinitas CLO XXIX Ltd., Series 2024-29A, Class
A1, (3-mo. CME Term SOFR at 1.49% Floor +
1.49%), 5.81%, 07/23/37
(a) (b)
........... USD 4,000 $ 4,020,672
Trinitas CLO XXV Ltd., Series 2023-25A, Class
A1, (3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 6.17%, 01/23/37
(a) (b)
........... 2,000 2,005,166
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(c)
.................. GBP 137 191,649
Voya CLO Ltd., Series 2025-4A, Class A1, (3-mo.
CME Term SOFR at 1.29% Floor + 1.29%),
5.55%, 10/15/38
(a) (b)
................. USD 2,000 2,004,254
Warwick Capital CLO 4 Ltd., Series 2024-4A,
Class A1, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.73%, 07/20/37
(a) (b)
...... 3,500 3,513,406
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.32% Floor + 1.32%),
5.64%, 07/24/36 ................. 2,580 2,582,030
Series 2019-1A, Class BRR, (3-mo. CME
Term SOFR at 1.75% Floor + 1.75%),
6.07%, 07/24/36 ................. 3,000 3,008,040
Whitebox CLO II Ltd.
(a)(b)
Series 2020-2A, Class A1R2, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.70%, 10/24/37 ................. 3,807 3,816,993
Series 2020-2A, Class BR2, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.07%,
10/24/37 ...................... 1,000 1,003,460
Whitebox CLO III Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.27% Floor
+ 1.27%), 5.59%, 10/15/35
(a) (b)
.......... 4,100 4,105,531
Total Asset-Backed Securities — 24 .2%
(Cost: $ 301,663,769 ) .............................. 303,511,884
Shares
Shares
Common Stocks
Commercial Services & Supplies — 0.0%
WOM New Holdco
(e) (f)
.................. 416 9,568
Construction & Engineering — 0.0%
McDermott International Ltd.
(e)
............ 386 7,681
Financial Services — 0.0%
Aimbridge Topco LLC
(e) (f)
................ 2,981 192,274
Food Products — 0.0%
H-Food Holdings LLC
(e)
................. 2,065 39,605
Hotels, Restaurants & Leisure — 0.0%
Churchill Downs, Inc. .................. 250 24,253
New Topco
(e) (f) (g)
...................... 3,743 —
24,253
IT Services — 0.1%
Travelport Technology Ltd.
(e) (f)
............. 100 301,823
Machinery — 0.0%
Ameriforge Group, Inc.
(e) (f)
............... 283 —
Media — 0.0%
Learfield Communications LLC , (Acquired
09/13/23 , cost $ 0 )
(e) (f) (h)
............... 826 86,730
Metals & Mining — 0.0%
Constellium SE , Class A
(e)
............... 3,599 53,553
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels — 0.0%
Energy Transfer LP ................... 5,083 $ 87,225
Enterprise Products Partners LP ........... 1,949 60,945
MPLX LP .......................... 670 33,467
Plains All American Pipeline LP
(e)
.......... 255 4,350
Western Midstream Partners LP ........... 160 6,287
192,274
Specialized REITs — 0.0%
VICI Properties, Inc. ................... 2,681 87,427
Trading Companies & Distributors — 0.0%
TMK Hawk Parent Corp.
(e) (f)
.............. 5,686 62,546
Total Common Stocks — 0 .1%
(Cost: $ 1,302,592 ) ............................... 1,057,734
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 0.2%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(b)
... USD 35 36,030
ATI, Inc.
5.88% , 12/01/27 ................... 23 23,044
7.25% , 08/15/30 ................... 19 19,944
5.13% , 10/01/31 ................... 81 79,714
Axon Enterprise, Inc., 6.25%, 03/15/33
(b)
..... 10 10,293
Bombardier, Inc.
(b)
8.75% , 11/15/30 ................... 122 131,564
7.25% , 07/01/31 ................... 8 8,480
7.00% , 06/01/32 ................... 28 29,265
6.75% , 06/15/33 ................... 40 41,743
BWX Technologies, Inc., 4.13%, 06/30/28
(b)
... 13 12,690
Carpenter Technology Corp., 7.63%, 03/15/30 . 31 31,856
Czechoslovak Group A/S, 5.25%, 01/10/31
(c)
.. EUR 375 457,879
Efesto Bidco SpA Efesto US LLC, Series XR,
7.50%, 02/15/32
(b)
................. USD 200 203,520
Goat Holdco LLC, 6.75%, 02/01/32
(b)
....... 36 36,900
Spirit AeroSystems, Inc.
(b)
9.38% , 11/30/29 ................... 48 50,554
9.75% , 11/15/30 ................... 41 45,092
TransDigm, Inc.
(b)
6.75% , 08/15/28 ................... 108 110,058
6.38% , 03/01/29 ................... 136 139,046
6.63% , 03/01/32 ................... 115 118,398
6.00% , 01/15/33 ................... 108 109,197
6.38% , 05/31/33 ................... 144 145,619
6.25% , 01/31/34 ................... 23 23,654
6.75% , 01/31/34 ................... 207 214,030
2,078,570
Air Freight & Logistics — 0.0%
(b)
Rand Parent LLC, 8.50%, 02/15/30 ........ 26 27,016
Stonepeak Nile Parent LLC, 7.25%, 03/15/32 .. 12 12,636
39,652
Automobile Components — 0.5%
American Axle & Manufacturing, Inc.
(b)
6.38% , 10/15/32 ................... 19 18,968
7.75% , 10/15/33 ................... 19 19,148
Clarios Global LP
6.75% , 05/15/28
(b)
.................. 89 90,965
6.75% , 02/15/30
(b)
.................. 72 74,377
4.75% , 06/15/31
(c)
.................. EUR 371 443,780
6.75% , 09/15/32
(b)
.................. USD 81 82,795
Dana, Inc.
4.25% , 09/01/30 ................... 12 11,884

Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components (continued)
4.50% , 02/15/32 ................... USD 17 $ 16,739
Dometic Group AB, 5.00%, 09/11/30
(c)
...... EUR 204 240,387
Forvia SE
5.50% , 06/15/31
(c)
.................. 738 890,842
6.75% , 09/15/33
(b)
.................. USD 200 202,912
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(b)
9 9,441
Gestamp Automocion SA, 4.38%, 10/15/30
(c)
.. EUR 201 236,917
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 ................... USD 45 43,456
6.63% , 07/15/30 ................... 20 20,293
5.25% , 04/30/31 ................... 2 1,890
Icahn Enterprises LP
5.25% , 05/15/27 ................... 36 35,386
9.75% , 01/15/29 ................... 43 43,398
4.38% , 02/01/29 ................... 47 40,571
10.00% , 11/15/29
(b)
................. 30 30,132
IHO Verwaltungs GmbH, 7.00%, (7.00% Cash or
7.75% PIK), 11/15/31
(c) (i)
............. EUR 335 425,735
Mahle GmbH, 6.50%, 05/02/31
(c)
......... 189 229,696
Motherson Global Investments BV, 5.63%,
07/11/29
(c)
...................... USD 275 280,242
Schaeffler AG
(c)
4.25% , 04/01/28 ................... EUR 100 119,329
4.75% , 08/14/29 ................... 600 723,340
5.38% , 04/01/31 ................... 100 122,936
Tenneco, Inc., 8.00%, 11/17/28
(b)
......... USD 72 72,132
ZF Europe Finance BV
(c)
2.50% , 10/23/27 ................... EUR 800 909,693
7.00% , 06/12/30 ................... 300 365,608
5,802,992
Automobiles — 0.7%
Aston Martin Capital Holdings Ltd., 10.38%,
03/31/29
(c)
...................... GBP 532 695,696
Mercedes-Benz Finance North America LLC,
5.25%, 11/29/27
(b)
................. USD 2,595 2,654,181
Nissan Motor Acceptance Co. LLC
6.95% , 09/15/26
(c)
.................. 75 75,972
6.95% , 09/15/26
(b)
.................. 3,055 3,094,601
6.13% , 09/30/30
(b)
.................. 54 54,018
Nissan Motor Co. Ltd.
5.25% , 07/17/29
(c)
.................. EUR 488 583,895
7.75% , 07/17/32
(b)
.................. USD 200 211,652
6.38% , 07/17/33
(c)
.................. EUR 100 120,875
RCI Banque SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 3.84%),
6.13%
(j)
....................... 200 234,693
(5-Year EURIBOR ICE Swap Rate + 2.20%),
4.75% , 03/24/37 ................. 900 1,075,085
Renault SA, 3.88%, 09/30/30
(c)
........... 200 234,454
Rivian Holdings LLC, 10.00%, 01/15/31
(b)
.... USD 29 26,996
9,062,118
Banks — 7.7%
Abanca Corp. Bancaria SA, (5-Year EURIBOR
ICE Swap Rate + 2.45%), 4.63%, 12/11/36
(a) (c)
EUR 100 120,900
Abu Dhabi Commercial Bank PJSC, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 3.52%), 8.00%
(a) (c) (j)
.......... USD 200 212,625
AIB Group plc, (5-Year EURIBOR ICE Swap Rate
+ 3.71%), 6.00%
(a) (c) (j)
............... EUR 200 239,819
Al Rajhi Sukuk Ltd.
(a)(c)
(6-Year USD Constant Maturity + 1.59%),
6.25%
(j)
....................... USD 673 678,599
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.00%), 5.65% ,
03/16/36 ...................... 200 200,350
Security
Par (000)
Par (000) Value
Banks (continued)
ANB Tier 1 Sukuk Co. Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.60%), 6.40%
(a) (c) (j)
................ USD 200 $ 200,938
Australia & New Zealand Banking Group Ltd.
(c)
(3-mo. ASX Australia Bank Bill Short Term
Rates Mid + 1.68%), 5.69% , 08/14/40
(a)
.. AUD 360 237,855
6.17% , 08/14/45 ................... 530 356,915
Banca Monte dei Paschi di Siena SpA, (5-Year
EURIBOR ICE Swap Rate + 2.15%), 4.38%,
10/02/35
(a) (c)
..................... EUR 325 389,121
Banco Bilbao Vizcaya Argentaria SA
(5-Year EUR Swap Annual + 4.27%),
6.88%
(a) (c) (j)
..................... 600 760,486
Banco de Credito e Inversiones SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.94%), 8.75%
(a) (b) (j)
.......... USD 200 216,500
Banco Mercantil del Norte SA, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.07%), 8.38%
(a) (b) (j)
.......... 409 431,291
Bancolombia SA, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
4.32%), 8.63%, 12/24/34
(a)
............ 328 354,240
Bangkok Bank PCL, 5.30%, 09/21/28
(b)
...... 605 619,744
Bank of America Corp.
(a)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.68%), 6.63%
(j)
.... 160 166,478
(3-mo. CME Term SOFR + 1.44%), 3.19% ,
07/23/30 ...................... 850 818,718
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.35%), 6.25%
(j)
.... 10,005 10,132,829
(1-day SOFR + 1.83%), 4.57% , 04/27/33 .. 11,145 11,142,697
Bank of East Asia Ltd. (The), (1-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.30%), 6.63%, 03/13/27
(a) (c)
.... 250 252,012
Barclays plc
(a)(j)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.43%), 8.00% .... 8,115 8,590,106
(USISSO05 + 5.78%), 9.63% .......... 3,035 3,445,520
BPCE SA, (1-day SOFR + 2.61%), 6.92%,
01/14/46
(a) (b)
..................... 3,745 4,019,771
BSF Finance, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.00%),
5.76%, 09/03/35
(a) (c)
................ 400 400,620
CaixaBank SA
(a)(c)(j)
(5-Year EURIBOR ICE Swap Rate + 3.94%),
6.25% ........................ EUR 200 245,636
(5-Year EURIBOR ICE Swap Rate + 3.35%),
5.88% ........................ 200 235,283
CBQ Finance Ltd., 2.00%, 05/12/26
(c)
....... USD 250 245,860
Citigroup, Inc.
4.30% , 11/20/26 ................... 500 500,794
Series BB , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.91%),
7.20%
(a) (j)
...................... 7,500 7,741,132
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13%
(a) (j)
...................... 100 103,312
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75%
(a) (j)
...................... 6,048 6,140,329
Series FF , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95%
(a) (j)
...................... 25 25,675
Series GG , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.89%),
6.88%
(a) (j)
...................... 30 30,917

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
Series DD , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
7.00%
(a) (j)
...................... USD 25 $ 26,554
Commerzbank AG, (5-Year EUR Swap Annual +
6.74%), 6.50%
(a) (c) (j)
................ EUR 200 251,427
Credit Agricole SA, (5-Year EURIBOR ICE Swap
Rate + 3.64%), 5.88%
(a) (c) (j)
............ 100 119,277
Eurobank Ergasias Services & Holdings SA,
(5-Year EURIBOR ICE Swap Rate + 2.00%),
4.25%, 04/30/35
(a) (c)
................ 125 147,731
Eurobank SA, (1-Year EURIBOR ICE Swap Rate
+ 1.70%), 4.00%, 02/07/36
(a) (c)
......... 296 349,265
HDFC Bank Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.93%), 3.70%
(a) (c) (j)
................ USD 200 196,400
HSBC Holdings plc
(a)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.99%), 7.05%
(j)
.... 200 208,213
(1-day SOFR + 1.57%), 5.71% , 05/13/31 .. 400 407,842
ING Groep NV, (1-day SOFR + 1.56%), 6.08%,
09/11/27
(a)
...................... 7,875 8,009,510
JPMorgan Chase & Co.
3.63% , 12/01/27 ................... 300 297,625
Series W , (3-mo. CME Term SOFR + 1.26%),
5.47% , 05/15/47
(a)
................ 1,000 876,260
KeyCorp, (SOFR Index + 2.42%), 6.40%,
03/06/35
(a)
...................... 1,830 1,985,918
Metropolitan Bank & Trust Co., 5.50%, 03/06/34
(c)
275 286,688
Mitsubishi UFJ Financial Group, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.07%), 6.35%
(a) (j)
........... 400 408,340
Mizuho Financial Group, Inc., (1-day SOFR +
1.25%), 5.43%, 07/08/31
(a)
............ 275 277,044
Nanyang Commercial Bank Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.10%), 6.00%, 08/06/34
(a) (c)
.... 250 257,803
National Australia Bank Ltd., (3-mo. ASX
Australia Bank Bill Short Term Rates Mid +
1.70%), 5.77%, 07/30/40
(a) (c)
........... AUD 390 260,130
National Bank of Greece SA, (5-Year EURIBOR
ICE Swap Rate + 3.15%), 5.88%, 06/28/35
(a) (c)
EUR 600 757,809
Riyad Sukuk Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.25%), 6.21%, 07/14/35
(a) (c)
........... USD 400 407,830
Riyad T1 Sukuk Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
1.91%), 5.50%
(a) (c) (j)
................ 200 195,992
Saudi Awwal Bank, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.20%), 5.95%, 09/04/35
(a) (c)
........... 200 202,101
Standard Chartered plc
(a)(c)
(1-day SOFR + 1.68%), 5.86% , 05/13/31 .. 400 408,592
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.02%), 7.63%
(j)
.... 200 212,000
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.10%), 6.10% ,
01/11/35 ...................... 200 214,484
Sumitomo Mitsui Financial Group, Inc.
(a)
(1-day SOFR + 1.19%), 5.37% , 07/08/31 .. 200 201,069
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 1.90%), 6.45%
(j)
.... 300 306,238
Toronto-Dominion Bank (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.98%), 7.25%, 07/31/84
(a)
..... 10,460 11,009,045
US Bancorp, (1-day SOFR + 1.56%), 5.38%,
01/23/30
(a)
...................... 1,020 1,054,597
Security
Par (000)
Par (000) Value
Banks (continued)
Wells Fargo & Co.
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.77%), 6.85%
(a) (j)
... USD 26 $ 27,323
(1-day SOFR + 2.10%), 4.90% , 07/25/33
(a)
. 6,713 6,819,929
5.38% , 11/02/43 ................... 500 488,525
Woori Bank, (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.28%),
6.38%
(a) (c) (j)
..................... 300 311,625
96,240,258
Biotechnology — 0.1%
Biocon Biologics Global plc, 6.67%, 10/09/29
(c)
. 300 289,347
Grifols SA
7.13% , 05/01/30
(c)
.................. EUR 734 907,749
1,197,096
Broadline Retail — 0.1%
Alibaba Group Holding Ltd., 4.00%, 12/06/37 .. USD 200 184,560
ANGI Group LLC, 3.88%, 08/15/28
(b)
....... 30 28,195
B&M European Value Retail SA
6.50% , 11/27/31
(c)
.................. GBP 593 807,974
Getty Images, Inc., 11.25%, 02/21/30
(b)
...... USD 107 102,178
Match Group Holdings II LLC
(b)
4.63% , 06/01/28 ................... 49 48,134
3.63% , 10/01/31 ................... 14 12,689
6.13% , 09/15/33 ................... 41 41,360
Prosus NV
(c)
4.34% , 07/15/35 ................... EUR 150 176,988
4.03% , 08/03/50 ................... USD 532 372,735
1,774,813
Building Products — 0.2%
Advanced Drainage Systems, Inc., 6.38%,
06/15/30
(b)
...................... 50 50,886
AmeriTex HoldCo Intermediate LLC, 7.63%,
08/15/33
(b)
...................... 27 28,101
Builders FirstSource, Inc.
(b)
6.38% , 03/01/34 ................... 16 16,482
6.75% , 05/15/35 ................... 20 20,882
CP Atlas Buyer, Inc., 9.75%, 07/15/30
(b)
..... 8 8,378
EMRLD Borrower LP
6.38% , 12/15/30
(c)
.................. EUR 619 759,247
6.38% , 12/15/30
(b)
.................. 100 122,657
6.63% , 12/15/30
(b)
.................. USD 345 354,643
6.75% , 07/15/31
(b)
.................. 43 44,662
HT Troplast GmbH, 9.38%, 07/15/28
(c)
...... EUR 463 567,703
JELD-WEN, Inc.
(b)
4.88% , 12/15/27 ................... USD 26 25,372
7.00% , 09/01/32 ................... 21 17,734
JH North America Holdings, Inc.
(b)
5.88% , 01/31/31 ................... 29 29,444
6.13% , 07/31/32 ................... 28 28,680
New Enterprise Stone & Lime Co., Inc.
(b)
5.25% , 07/15/28 ................... 39 38,640
9.75% , 07/15/28 ................... 39 39,087
Quikrete Holdings, Inc.
(b)
6.38% , 03/01/32 ................... 123 127,409
6.75% , 03/01/33 ................... 32 33,270
Smyrna Ready Mix Concrete LLC
(b)
6.00% , 11/01/28 ................... 49 49,015
8.88% , 11/15/31 ................... 5 5,280
Standard Building Solutions, Inc.
(b)
6.50% , 08/15/32 ................... 62 63,613
6.25% , 08/01/33 ................... 75 76,004
Standard Industries, Inc.
(b)
4.75% , 01/15/28 ................... 14 13,880
4.38% , 07/15/30 ................... 49 46,980

Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
3.38% , 01/15/31 ................... USD 44 $ 39,845
Wilsonart LLC, 11.00%, 08/15/32
(b)
........ 34 33,097
2,640,991
Capital Markets — 6.1%
Abu Dhabi Developmental Holding Co. PJSC,
5.25%, 10/02/54
(c)
................. 225 220,430
Amipeace Ltd., 1.50%, 10/22/25
(c)
......... 200 199,664
Apollo Debt Solutions BDC
6.90% , 04/13/29 ................... 4,265 4,484,121
5.88% , 08/30/30
(b)
.................. 20 20,351
6.70% , 07/29/31 ................... 25 26,495
6.55% , 03/15/32
(b)
.................. 5 5,247
Ares Strategic Income Fund
5.45% , 09/09/28
(b)
.................. 6,000 6,046,802
5.60% , 02/15/30 ................... 14 14,137
5.80% , 09/09/30
(b)
.................. 25 25,405
5.15% , 01/15/31
(b)
.................. 22 21,738
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30 ....................... 10 10,051
Blackstone Private Credit Fund, 6.00%, 11/22/34 65 66,563
Blue Owl Capital Corp., 6.20%, 07/15/30 .... 5,430 5,583,677
Blue Owl Capital Corp. II, 8.45%, 11/15/26 ... 28 29,007
Blue Owl Credit Income Corp., 6.65%, 03/15/31 4,510 4,740,127
Blue Owl Technology Finance Corp., 6.75%,
04/04/29 ....................... 8 8,254
Brookfield Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30%, 01/15/55
(a)
............ 80 79,317
CFAMC II Co. Ltd., 5.00%, 11/19/25
(c)
...... 200 199,278
China Ping An Insurance Overseas Holdings Ltd.,
6.13%, 05/16/34
(c)
................. 200 215,786
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(b)
................. 31 28,200
Deutsche Bank AG
(a)
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13%
(c) (j)
...................... EUR 200 256,434
(1-day SOFR + 2.51%), 6.82% , 11/20/29 .. USD 3,350 3,583,356
(5-Year EURIBOR ICE Swap Rate + 4.60%),
7.13%
(c) (j)
...................... EUR 200 247,724
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38%
(c) (j)
...................... 200 253,069
Focus Financial Partners LLC, 6.75%, 09/15/31
(b)
USD 53 54,278
Goldman Sachs Group, Inc. (The)
(a)(j)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.46%), 6.85% .... 7,952 8,259,965
Series Y , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13% ........................ 97 98,447
Golub Capital Private Credit Fund, 5.45%,
08/15/28
(b)
...................... 9,255 9,303,320
HAT Holdings I LLC, 8.00%, 06/15/27
(b)
..... 16 16,657
Jane Street Group
(b)
6.13% , 11/01/32 ................... 9 9,122
6.75% , 05/01/33 ................... 15 15,580
Macquarie Bank Ltd., 6.80%, 01/18/33
(b)
..... 6,830 7,479,921
MDGH GMTN RSC Ltd., 4.38%, 11/22/33
(b)
... 453 447,337
Morgan Stanley
(a)
(1-day SOFR + 0.88%), 1.59% , 05/04/27 .. 4,373 4,303,970
(1-day SOFR + 1.73%), 5.47% , 01/18/35 .. 885 921,767
Nomura Holdings, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.08%), 7.00%
(j)
.... 375 388,161
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.30%), 5.04% ,
06/10/36 ...................... 400 398,203
Security
Par (000)
Par (000) Value
Capital Markets (continued)
Osaic Holdings, Inc.
(b)
6.75% , 08/01/32 ................... USD 15 $ 15,493
8.00% , 08/01/33 ................... 26 26,946
SURA Asset Management SA, 6.35%, 05/13/32
(b)
475 507,063
UBS Group AG
(a)(b)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.60%), 6.33% ,
12/22/27 ...................... 5,700 5,842,997
(USISSO05 + 3.63%), 6.85%
(j)
......... 225 232,016
(USISSO05 + 4.16%), 7.75%
(j)
......... 5,365 5,789,962
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.76%), 9.25%
(j)
.... 5,410 6,442,591
76,919,029
Chemicals — 0.7%
Advancion Sciences, Inc., 9.25%, (9.25% Cash
or 10.00% PIK), 11/01/26
(b) (i)
........... 149 125,569
Avient Corp., 6.25%, 11/01/31
(b)
.......... 18 18,279
Celanese US Holdings LLC, 6.75%, 04/15/33 .. 18 17,924
Chemours Co. (The)
5.38% , 05/15/27 ................... 33 32,973
5.75% , 11/15/28
(b)
.................. 91 88,759
8.00% , 01/15/33
(b)
.................. 15 14,920
Element Solutions, Inc., 3.88%, 09/01/28
(b)
... 142 137,617
EQUATE Petrochemical Co. KSC, 4.25%,
11/03/26
(c)
...................... 300 298,650
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(c)
...................... EUR 717 848,161
INEOS Finance plc
(c)
6.38% , 04/15/29 ................... 220 255,789
5.63% , 08/15/30 ................... 196 220,841
7.25% , 03/31/31 ................... 437 512,332
INEOS Quattro Finance 2 plc
(c)
8.50% , 03/15/29 ................... 256 300,470
6.75% , 04/15/30 ................... 196 215,659
Inversion Escrow Issuer LLC, 6.75%, 08/01/32
(b)
USD 200 197,023
Itelyum Regeneration SpA, 5.75%, 04/15/30
(c)
. EUR 100 119,447
Kronos International, Inc.
(c)
9.50% , 03/15/29 ................... 537 664,397
9.50% , 03/15/29 ................... 146 180,636
Lune Holdings SARL, 5.63%, 11/15/28
(c)
..... 379 137,442
Mativ Holdings, Inc., 8.00%, 10/01/29
(b)
..... USD 18 17,821
Maxam Prill SARL, 6.00%, 07/15/30
(c)
...... EUR 639 761,634
Methanex US Operations, Inc., 6.25%,
03/15/32
(b)
...................... USD 20 20,349
Minerals Technologies, Inc., 5.00%, 07/01/28
(b)
. 29 28,420
Olympus Water US Holding Corp.
9.63% , 11/15/28
(c)
.................. EUR 390 480,233
9.75% , 11/15/28
(b)
.................. USD 200 209,900
5.38% , 10/01/29
(c)
.................. EUR 100 111,349
6.13% , 02/15/33
(c)
.................. 279 328,340
7.25% , 02/15/33
(b)
.................. USD 200 200,208
Orbia Advance Corp. SAB de CV, 6.80%,
05/13/30
(b)
...................... 405 421,101
Qnity Electronics, Inc.
(b)
5.75% , 08/15/32 ................... 33 33,252
6.25% , 08/15/33 ................... 27 27,572
Sasol Financing USA LLC
4.38% , 09/18/26 ................... 200 198,900
6.50% , 09/27/28 ................... 227 225,936
5.50% , 03/18/31 ................... 211 185,549
SCIL IV LLC, 9.50%, 07/15/28
(c)
.......... EUR 359 442,326
Scotts Miracle-Gro Co. (The)
4.50% , 10/15/29 ................... USD 19 18,460
4.38% , 02/01/32 ................... 40 36,932

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals (continued)
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(b)
...................... USD 52 $ 50,895
Solstice Advanced Materials, Inc., 5.63%,
09/30/33
(b)
...................... 50 50,165
Synthomer plc, 7.38%, 05/02/29
(c)
......... EUR 200 217,275
WR Grace Holdings LLC
(b)
4.88% , 06/15/27 ................... USD 32 31,802
5.63% , 08/15/29 ................... 199 184,970
7.38% , 03/01/31 ................... 49 49,971
6.63% , 08/15/32 ................... 62 61,304
8,781,552
Commercial Services & Supplies — 0.5%
ADT Security Corp. (The)
(b)
4.88% , 07/15/32 ................... 9 8,716
5.88% , 10/15/33 ................... 55 55,000
Allied Universal Holdco LLC
4.63% , 06/01/28
(b)
.................. 200 196,112
4.88% , 06/01/28
(c)
.................. GBP 500 657,394
6.00% , 06/01/29
(b)
.................. USD 217 213,323
6.88% , 06/15/30
(b)
.................. 106 108,950
7.88% , 02/15/31
(b)
.................. 256 268,415
Amber Finco plc
6.63% , 07/15/29
(c)
.................. EUR 825 1,018,043
APCOA Group GmbH, 6.00%, 04/15/31
(c)
.... 679 807,202
APi Group DE, Inc., 4.13%, 07/15/29
(b)
...... USD 52 50,118
Aramark Services, Inc., 5.00%, 02/01/28
(b)
.... 24 23,887
Bidvest Group UK plc (The), 6.20%, 09/17/32
(b)
. 200 200,900
Brink's Co. (The)
(b)
6.50% , 06/15/29 ................... 18 18,524
6.75% , 06/15/32 ................... 51 53,047
Clean Harbors, Inc., 6.38%, 02/01/31
(b)
...... 4 4,096
Currenta Group Holdings SARL
(c)
5.50% , 05/15/30 ................... EUR 273 328,465
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.04% , 05/15/32
(a)
................ 167 197,622
Deluxe Corp., 8.13%, 09/15/29
(b)
......... USD 13 13,575
Garda World Security Corp.
(b)
4.63% , 02/15/27 ................... 80 79,393
7.75% , 02/15/28 ................... 20 20,502
6.00% , 06/01/29 ................... 13 12,888
8.25% , 08/01/32 ................... 60 62,196
8.38% , 11/15/32 ................... 147 152,590
GFL Environmental, Inc.
(b)
4.00% , 08/01/28 ................... 50 48,814
4.75% , 06/15/29 ................... 20 19,726
4.38% , 08/15/29 ................... 12 11,707
6.75% , 01/15/31 ................... 28 29,300
Luna 1.5 SARL, 10.50%, (10.50% Cash or
11.25% PIK), 07/01/32
(c) (i)
............ EUR 184 221,089
Luna 2.5 SARL, 5.50%, 07/01/32
(c)
........ 122 145,723
Madison IAQ LLC, 5.88%, 06/30/29
(b)
....... USD 71 70,141
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(b)
...................... 89 88,922
Q-Park Holding I BV, 5.13%, 02/15/30
(c)
..... EUR 173 209,792
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(b)
...................... USD 37 38,024
Reworld Holding Corp., 4.88%, 12/01/29
(b)
.... 40 37,619
RR Donnelley & Sons Co., 9.50%, 08/01/29
(b)
.. 65 66,616
Techem Verwaltungsgesellschaft 675 mbH
(c)
4.63% , 07/15/32 ................... EUR 100 117,659
(3-mo. EURIBOR at 0.00% Floor + 3.00%),
4.96% , 07/15/32
(a)
................ 100 118,281
Verisure Holding AB, 7.13%, 02/01/28
(c)
..... 431 523,051
Veritiv Operating Co., 10.50%, 11/30/30
(b)
.... USD 18 19,318
Waste Pro USA, Inc., 7.00%, 02/01/33
(b)
..... 138 142,940
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Williams Scotsman, Inc.
(b)
4.63% , 08/15/28 ................... USD 39 $ 38,345
6.63% , 06/15/29 ................... 36 36,823
6.63% , 04/15/30 ................... 32 32,936
7.38% , 10/01/31 ................... 6 6,266
Wrangler Holdco Corp., 6.63%, 04/01/32
(b)
... 60 62,562
6,636,612
Communications Equipment — 0.0%
(b)
CommScope LLC, 4.75%, 09/01/29 ........ 95 94,390
Viavi Solutions, Inc., 3.75%, 10/01/29 ...... 13 12,257
106,647
Construction & Engineering — 0.1%
AECOM, 6.00%, 08/01/33
(b)
............ 82 83,836
Arcosa, Inc.
(b)
4.38% , 04/15/29 ................... 49 47,647
6.88% , 08/15/32 ................... 4 4,178
Brand Industrial Services, Inc., 10.38%,
08/01/30
(b)
...................... 182 181,420
Dycom Industries, Inc., 4.50%, 04/15/29
(b)
.... 29 28,323
GMR Hyderabad International Airport Ltd.,
4.25%, 10/27/27
(c)
................. 400 394,624
Heathrow Finance plc, 6.63%, 03/01/31
(c)
.... GBP 641 866,206
IRB Infrastructure Developers Ltd., 7.11%,
03/11/32
(c)
...................... USD 200 207,250
Pike Corp., 8.63%, 01/31/31
(b)
........... 25 26,818
1,840,302
Construction Materials — 0.0%
Cemex SAB de CV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.52%), 7.20%
(a) (b) (j)
................ 310 321,594
Consumer Finance — 0.7%
Ally Financial, Inc.
(SOFR Index + 1.96%), 5.74% , 05/15/29
(a)
. 2,095 2,144,409
8.00% , 11/01/31 ................... 400 455,988
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.45%), 6.65% ,
01/17/40
(a)
..................... 2,210 2,209,240
Azorra Finance Ltd.
(b)
7.75% , 04/15/30 ................... 17 17,829
7.25% , 01/15/31 ................... 14 14,578
Bread Financial Holdings, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.30%), 8.38%, 06/15/35
(a) (b)
.... 4 4,107
Ford Motor Credit Co. LLC, 4.39%, 01/08/26 .. 500 499,816
GGAM Finance Ltd.
(b)
7.75% , 05/15/26 ................... 17 17,042
8.00% , 06/15/28 ................... 41 43,397
6.88% , 04/15/29 ................... 25 25,925
5.88% , 03/15/30 ................... 48 48,660
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(b)
...................... 39 40,214
Manappuram Finance Ltd., 7.38%, 05/12/28
(c)
. 200 204,500
Muangthai Capital PCL, 7.55%, 07/21/30
(c)
... 475 492,361
Muthoot Finance Ltd.
(c)
7.13% , 02/14/28 ................... 450 463,923
6.38% , 03/02/30 ................... 825 835,560
Navient Corp.
9.38% , 07/25/30 ................... 20 22,105
7.88% , 06/15/32 ................... 30 31,568
OneMain Finance Corp.
6.63% , 05/15/29 ................... 27 27,752
5.38% , 11/15/29 ................... 45 44,490
7.88% , 03/15/30 ................... 60 63,489
6.13% , 05/15/30 ................... 39 39,495

Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
4.00% , 09/15/30 ................... USD 12 $ 11,155
7.50% , 05/15/31 ................... 9 9,408
7.13% , 11/15/31 ................... 11 11,407
6.75% , 03/15/32 ................... 67 68,241
7.13% , 09/15/32 ................... 25 25,826
6.50% , 03/15/33 ................... 52 52,082
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(b)
53 56,388
Volkswagen International Finance NV
(a)(c)(j)
(5-Year EURIBOR ICE Swap Rate + 3.17%),
5.49% ........................ EUR 100 121,189
(EUAMDB08 + 3.49%), 5.99% ......... 200 243,679
8,345,823
Consumer Staples Distribution & Retail — 0.3%
Albertsons Cos., Inc., 6.25%, 03/15/33
(b)
..... USD 58 59,317
Bellis Acquisition Co. plc
(c)
8.13% , 05/14/30 ................... GBP 425 546,996
8.00% , 07/01/31 ................... EUR 507 604,098
Boots Group Finco LP
(c)
5.38% , 08/31/32 ................... 162 195,665
7.38% , 08/31/32 ................... GBP 100 137,008
KeHE Distributors LLC, 9.00%, 02/15/29
(b)
.... USD 18 18,939
Lion/Polaris Lux 4 SA
(3-mo. EURIBOR at 0.00% Floor + 3.63%),
5.56% , 07/01/29
(a) (c)
............... EUR 225 267,101
Market Bidco Finco plc, 6.75%, 01/31/31
(c)
.... 347 402,294
New Immo Holding SA
(c)
3.25% , 07/23/27 ................... 600 694,118
5.88% , 04/17/28 ................... 200 242,449
4.88% , 12/08/28 ................... 100 118,803
Ocado Group plc
(c)
6.25% , 08/06/29
(k)
.................. GBP 200 242,302
11.00% , 06/15/30 .................. 266 359,424
Performance Food Group, Inc.
(b)
4.25% , 08/01/29 ................... USD 25 24,285
6.13% , 09/15/32 ................... 94 96,285
United Natural Foods, Inc., 6.75%, 10/15/28
(b)
. 31 30,997
US Foods, Inc.
(b)
4.75% , 02/15/29 ................... 22 21,671
7.25% , 01/15/32 ................... 4 4,188
4,065,940
Containers & Packaging — 0.2%
Ardagh Metal Packaging Finance USA LLC
3.00% , 09/01/29
(c)
.................. EUR 266 287,910
4.00% , 09/01/29
(b)
.................. USD 270 249,889
Ardagh Packaging Finance plc
2.13% , 08/15/26
(c)
.................. EUR 623 714,549
Ball Corp.
3.13% , 09/15/31 ................... USD 29 26,326
5.50% , 09/15/33
(b)
.................. 23 23,247
Clydesdale Acquisition Holdings, Inc.
(b)
6.63% , 04/15/29 ................... 61 61,695
6.88% , 01/15/30 ................... 51 52,316
8.75% , 04/15/30 ................... 44 45,199
6.75% , 04/15/32 ................... 82 84,120
Crown Americas LLC, 5.88%, 06/01/33
(b)
.... 63 63,637
Fiber Midco SpA, 10.00%, 06/15/29
(c)
....... EUR 100 108,533
Kleopatra Finco SARL
(c)
4.25% , 03/01/26 ................... 234 154,648
9.00% , 09/01/29
(a)
.................. 101 11,611
LABL, Inc.
(b)
5.88% , 11/01/28 ................... USD 16 12,397
9.50% , 11/01/28 ................... 87 73,910
8.63% , 10/01/31 ................... 33 24,243
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
Mauser Packaging Solutions Holding Co.
(b)
7.88% , 04/15/27 ................... USD 416 $ 420,078
9.25% , 04/15/27 ................... 38 38,087
OI European Group BV, 5.25%, 06/01/29
(c)
... EUR 400 483,386
Sealed Air Corp.
(b)
4.00% , 12/01/27 ................... USD 22 21,591
6.50% , 07/15/32 ................... 12 12,428
Trivium Packaging Finance BV, 6.63%,
07/15/30
(c)
...................... EUR 116 143,165
3,112,965
Distributors — 0.0%
(b)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............... USD 10 9,488
Gates Corp., 6.88%, 07/01/29 ........... 34 35,280
Resideo Funding, Inc.
4.00% , 09/01/29 ................... 21 20,059
6.50% , 07/15/32 ................... 42 43,046
107,873
Diversified Consumer Services — 0.1%
Belron UK Finance plc, 4.63%, 10/15/29
(c)
.... EUR 193 232,561
Pachelbel Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.27% , 05/17/31
(a)
................ 100 118,280
7.13% , 05/17/31 ................... 559 707,104
Service Corp. International
3.38% , 08/15/30 ................... USD 2 1,853
4.00% , 05/15/31 ................... 56 52,799
5.75% , 10/15/32 ................... 110 111,439
Sotheby's, 7.38%, 10/15/27
(b)
............ 200 199,436
Wand NewCo 3, Inc., 7.63%, 01/30/32
(b)
..... 85 89,558
1,513,030
Diversified REITs — 0.7%
CFE Fibra E, 5.88%, 09/23/40
(b)
.......... 200 200,860
Digital Realty Trust LP, 1.88%, 11/15/29
(b) (k)
... 10 10,500
Global Net Lease, Inc., 3.75%, 12/15/27
(b)
.... 59 57,266
GLP Capital LP, 3.25%, 01/15/32 ......... 1,570 1,412,485
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32
(b)
.............. 97 93,463
Trust Fibra Uno, 7.70%, 01/23/32
(c)
........ 334 362,056
Unibail-Rodamco-Westfield SE, (5-Year
EURIBOR ICE Swap Rate + 2.43%),
4.75%
(a) (c) (j)
..................... EUR 400 477,020
Uniti Group LP, 10.50%, 02/15/28
(b)
........ USD 207 218,012
VICI Properties LP, 5.13%, 05/15/32 ....... 5,900 5,958,071
8,789,733
Diversified Telecommunication Services — 0.8%
Altice Financing SA
3.00% , 01/15/28
(c)
.................. EUR 364 329,425
5.75% , 08/15/29
(b)
.................. USD 200 150,500
Altice France SA
3.38% , 01/15/28
(c)
.................. EUR 866 874,386
5.50% , 10/15/29
(b)
.................. USD 200 172,987
British Telecommunications plc, (5-Year
EURIBOR ICE Swap Rate + 2.54%), 5.13%,
10/03/54
(a) (c)
..................... EUR 459 562,671
CCO Holdings LLC
(b)
6.38% , 09/01/29 ................... USD 174 176,390
4.75% , 03/01/30 ................... 119 114,189
7.38% , 03/01/31 ................... 130 134,132
4.75% , 02/01/32 ................... 3 2,774
4.25% , 01/15/34 ................... 160 138,330
eircom Finance DAC, 5.00%, 04/30/31
(c)
..... EUR 531 638,553
Fibercop SpA
(c)
4.75% , 06/30/30 ................... 337 401,882

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
5.13% , 06/30/32 ................... EUR 100 $ 119,332
Frontier Communications Holdings LLC
5.88% , 10/15/27
(b)
.................. USD 22 21,986
5.00% , 05/01/28
(b)
.................. 165 164,629
6.75% , 05/01/29
(b)
.................. 15 15,150
5.88% , 11/01/29 ................... 22 22,064
6.00% , 01/15/30
(b)
.................. 28 28,329
8.75% , 05/15/30
(b)
.................. 41 42,830
8.63% , 03/15/31
(b)
.................. 67 70,636
IHS Holding Ltd., 6.25%, 11/29/28
(b)
........ 431 431,808
Iliad SA, 4.25%, 01/09/32
(c)
............. EUR 300 354,127
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(c)
. 503 597,744
Level 3 Financing, Inc.
(b)
3.63% , 01/15/29 ................... USD 8 6,923
4.88% , 06/15/29 ................... 113 105,761
4.50% , 04/01/30 ................... 59 53,948
3.88% , 10/15/30 ................... 15 12,660
4.00% , 04/15/31 ................... 6 5,422
6.88% , 06/30/33 ................... 237 241,036
7.00% , 03/31/34 ................... 249 253,310
Lorca Telecom Bondco SA, 5.75%, 04/30/29
(c)
. EUR 503 614,590
Lumen Technologies, Inc.
(b)
4.13% , 04/15/29 ................... USD 54 52,696
4.13% , 04/15/30 ................... 54 52,675
10.00% , 10/15/32 .................. 25 25,780
TalkTalk Telecom Group Ltd., 8.25%, 02/29/28
(c)
GBP 187 172,337
Telecom Argentina SA, 9.25%, 05/28/33
(b)
.... USD 192 188,747
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 178 197,187
Turk Telekomunikasyon A/S, 6.95%, 10/07/32
(b)
308 308,000
Verizon Communications, Inc.
3.88% , 02/08/29 ................... 325 322,659
4.50% , 08/10/33 ................... 500 492,767
Virgin Media Secured Finance plc
4.25% , 01/15/30
(c)
.................. GBP 124 154,667
4.13% , 08/15/30
(c)
.................. 100 122,763
4.50% , 08/15/30
(b)
.................. USD 200 188,568
Windstream Services LLC
(b)
8.25% , 10/01/31 ................... 169 175,063
7.50% , 10/15/33 ................... 43 42,989
Zayo Group Holdings, Inc.
(a)(b)
6.25% , 03/09/30 ................... 153 146,369
9.00% , 09/09/30 ................... 28 26,242
9,528,013
Electric Utilities — 0.7%
Adani Transmission Step-One Ltd., 4.00%,
08/03/26
(c)
...................... 200 198,000
AES Panama Generation Holdings SRL, 4.38%,
05/31/30
(b)
...................... 318 300,513
Alpha Generation LLC, 6.75%, 10/15/32
(b)
.... 33 34,066
California Buyer Ltd.
5.63% , 02/15/32
(c)
.................. EUR 477 582,815
Chugoku Electric Power Co., Inc. (The), 5.74%,
01/14/35
(c)
...................... USD 200 209,139
CLP Power HK Finance Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.01%), 5.45%
(a) (c) (j)
.......... 300 310,125
Continuum Energy Aura Pte. Ltd., 9.50%,
02/24/27
(c)
...................... 200 206,188
ContourGlobal Power Holdings SA, 5.00%,
02/28/30
(c)
...................... EUR 470 564,846
Diamond II Ltd.
7.95% , 07/28/26
(b)
.................. USD 255 256,912
7.95% , 07/28/26
(c)
.................. 200 201,500
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Duke Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45%, 09/01/54
(a)
............ USD 17 $ 17,957
EDP SA
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 2.05%),
4.75% , 05/29/54 ................. EUR 200 242,969
(5-Year EURIBOR ICE Swap Rate + 2.40%),
4.63% , 09/16/54 ................. 300 362,110
Minejesa Capital BV
4.63% , 08/10/30
(c)
.................. USD 144 143,121
5.63% , 08/10/37
(b)
.................. 389 386,666
Mong Duong Finance Holdings BV, 5.13%,
05/07/29
(c)
...................... 339 334,988
NextEra Energy Capital Holdings, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75% ,
06/15/54 ...................... 19 20,420
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 6.38% ,
08/15/55 ...................... 35 36,342
NRG Energy, Inc.
(b)
5.75% , 07/15/29 ................... 71 71,085
6.00% , 02/01/33 ................... 76 77,183
5.75% , 01/15/34 ................... 73 72,926
6.25% , 11/01/34 ................... 97 99,434
6.00% , 01/15/36 ................... 194 194,028
Pacific Gas & Electric Co., 4.20%, 06/01/41 ... 4,040 3,308,228
Pattern Energy Operations LP, 4.50%, 08/15/28
(b)
8 7,797
Public Power Corp. SA, 4.63%, 10/31/31
(c)
... EUR 108 130,589
Star Energy Geothermal Darajat II, 4.85%,
10/14/38
(c)
...................... USD 200 190,750
Star Energy Geothermal Wayang Windu Ltd.,
6.75%, 04/24/33
(c)
................. 171 176,793
Texas Competitive Electric Holdings Co. LLC,
5.03%, 12/31/49
(a) (e) (f) (l)
.............. 815 —
Vistra Operations Co. LLC
(b)
7.75% , 10/15/31 ................... 35 37,037
6.88% , 04/15/32 ................... 38 39,743
XPLR Infrastructure Operating Partners LP,
8.38%, 01/15/31
(b)
................. 63 66,024
8,880,294
Electrical Equipment — 0.1%
Prysmian SpA, (5-Year EURIBOR ICE Swap
Rate + 3.01%), 5.25%
(a) (c) (j)
............ EUR 400 489,879
Schneider Electric SE, 1.25%, 09/23/33
(c) (k)
... 300 355,713
Vertiv Group Corp., 4.13%, 11/15/28
(b)
...... USD 64 62,495
908,087
Electronic Equipment, Instruments & Components — 0.0%
(b)
Coherent Corp., 5.00%, 12/15/29 ......... 37 36,489
Insight Enterprises, Inc., 6.63%, 05/15/32 .... 16 16,405
Sensata Technologies, Inc.
4.38% , 02/15/30 ................... 128 123,540
3.75% , 02/15/31 ................... 51 47,067
Zebra Technologies Corp., 6.50%, 06/01/32 ... 13 13,352
236,853
Energy Equipment & Services — 0.1%
Archrock Partners LP
(b)
6.88% , 04/01/27 ................... 16 16,001
6.25% , 04/01/28 ................... 28 28,039
6.63% , 09/01/32 ................... 74 75,908
Deepocean Ltd., 6.00%, 04/08/31
(c)
........ EUR 124 147,549
Diamond Foreign Asset Co., 8.50%, 10/01/30
(b)
. USD 15 15,895
Enerflex Ltd., 9.00%, 10/15/27
(b)
.......... 17 17,309

Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Kodiak Gas Services LLC
(b)
7.25% , 02/15/29 ................... USD 61 $ 63,297
6.50% , 10/01/33 ................... 39 39,709
6.75% , 10/01/35 ................... 30 30,803
Nabors Industries, Inc., 7.38%, 05/15/27
(b)
.... 40 40,604
Noble Finance II LLC, 8.00%, 04/15/30
(b)
.... 20 20,701
Oceaneering International, Inc., 6.00%, 02/01/28 19 19,235
OEG Finance plc, 7.25%, 09/27/29
(c)
....... EUR 663 813,562
Star Holding LLC, 8.75%, 08/01/31
(b)
....... USD 29 28,774
Tidewater, Inc., 9.13%, 07/15/30
(b)
......... 25 26,811
Transocean International Ltd.
(b)
8.00% , 02/01/27 ................... 64 63,911
8.25% , 05/15/29 ................... 16 15,774
8.75% , 02/15/30 ................... 9 9,470
8.50% , 05/15/31 ................... 15 14,700
7.88% , 10/15/32 ................... 24 24,000
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(b)
...................... 13 13,271
USA Compression Partners LP
(b)
7.13% , 03/15/29 ................... 61 62,911
6.25% , 10/01/33 ................... 68 68,260
Valaris Ltd., 8.38%, 04/30/30
(b)
........... 50 51,892
Weatherford International Ltd.
(b)
8.63% , 04/30/30 ................... 58 59,291
6.75% , 10/15/33 ................... 61 61,042
1,828,719
Entertainment — 0.1%
Cinemark USA, Inc., 7.00%, 08/01/32
(b)
..... 9 9,354
Electronic Arts, Inc., 2.95%, 02/15/51 ....... 19 16,477
Live Nation Entertainment, Inc.
(b)
4.75% , 10/15/27 ................... 22 21,854
3.75% , 01/15/28 ................... 51 49,759
Pinewood Finco plc, 6.00%, 03/27/30
(c)
...... GBP 800 1,082,123
Playtika Holding Corp., 4.25%, 03/15/29
(b)
.... USD 22 20,198
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30
(b)
55 52,159
Warnermedia Holdings, Inc., 5.05%, 03/15/42 . 223 178,025
1,429,949
Financial Services — 1.3%
Apollo Global Management, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00%, 12/15/54
(a)
..... 40 39,736
Block, Inc.
2.75% , 06/01/26 ................... 36 35,527
5.63% , 08/15/30
(b)
.................. 41 41,540
6.50% , 05/15/32 ................... 189 195,616
6.00% , 08/15/33
(b)
.................. 63 64,515
Boost Newco Borrower LLC, 7.50%, 01/15/31
(b)
200 212,179
Bracken MidCo1 plc, 6.75%, (6.75% Cash or
7.50% PIK), 11/01/27
(c) (i)
............. GBP 100 133,963
Corebridge Financial, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38%, 09/15/54
(a)
............ USD 28 28,739
CrossCountry Intermediate HoldCo LLC, 6.50%,
10/01/30
(b)
...................... 30 30,110
Encore Issuances SA, Series 155, (3-mo.
EURIBOR + 10.00%), 2.13%, 11/06/25
(a) (c)
.. EUR 28 31,713
Far East Horizon Ltd.
(c)
6.63% , 04/16/27 ................... USD 290 296,960
5.88% , 03/05/28 ................... 200 202,688
Freedom Mortgage Holdings LLC
(b)
9.25% , 02/01/29 ................... 30 31,565
9.13% , 05/15/31 ................... 33 35,097
8.38% , 04/01/32 ................... 20 20,963
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28
(c)
.. EUR 294 350,902
Security
Par (000)
Par (000) Value
Financial Services (continued)
Global Payments, Inc., 2.15%, 01/15/27 ..... USD 8,745 $ 8,520,936
HA Sustainable Infrastructure Capital, Inc.,
6.38%, 07/01/34 .................. 23 23,408
Intrum Investments & Financing AB
(c)
7.75% , 09/11/27 ................... EUR 82 88,721
8.00% , 09/11/27 ................... 169 201,247
Series 1 , 7.75% , 09/11/28
(b)
............ 225 233,468
8.50% , 09/11/29 ................... 102 105,262
ION Platform Finance SARL
(c)
6.50% , 09/30/30 ................... 210 246,551
6.88% , 09/30/32 ................... 161 189,022
ION Platform Finance US, Inc., 7.88%,
09/30/32
(b)
...................... USD 200 198,686
Nationstar Mortgage Holdings, Inc.
(b)
6.50% , 08/01/29 ................... 67 68,734
5.13% , 12/15/30 ................... 26 26,229
5.75% , 11/15/31 ................... 40 40,420
7.13% , 02/01/32 ................... 72 75,154
Nationwide Building Society
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.85%), 7.50%
(a) (c) (j)
.. GBP 400 551,506
NTT Finance Corp., 3.68%, 07/16/33
(c)
...... EUR 175 208,581
PennyMac Financial Services, Inc.
(b)
7.88% , 12/15/29 ................... USD 22 23,349
7.13% , 11/15/30 ................... 16 16,660
6.88% , 05/15/32 ................... 31 32,122
6.75% , 02/15/34 ................... 21 21,422
Piramal Capital & Housing Finance Ltd., 7.80%,
01/29/28
(c)
...................... 200 205,000
PRA Group Europe Holding II SARL, 6.25%,
09/30/32
(c)
...................... EUR 523 603,434
ProGroup AG
(c)
5.13% , 04/15/29 ................... 129 154,155
5.38% , 04/15/31 ................... 269 318,889
Rocket Cos., Inc.
(b)
6.13% , 08/01/30 ................... USD 132 135,474
6.38% , 08/01/33 ................... 120 123,854
Rocket Mortgage LLC
(b)
2.88% , 10/15/26 ................... 58 56,813
4.00% , 10/15/33 ................... 14 12,786
Shift4 Payments LLC
6.75% , 08/15/32
(b)
.................. 125 129,236
5.50% , 05/15/33
(c)
.................. EUR 364 444,984
Stena International SA, 7.25%, 01/15/31
(c)
.... USD 467 476,115
UWM Holdings LLC
(b)
6.63% , 02/01/30 ................... 37 37,640
6.25% , 03/15/31 ................... 22 21,895
Walker & Dunlop, Inc., 6.63%, 04/01/33
(b)
.... 15 15,340
WEX, Inc., 6.50%, 03/15/33
(b)
........... 35 35,745
Worldline SA
(c)
0.00% , 07/30/26
(k) (m)
................ EUR 33 36,494
0.88% , 06/30/27 ................... 200 197,774
5.25% , 11/27/29 ................... 100 90,879
15,719,798
Food Products — 0.2%
B&G Foods, Inc., 8.00%, 09/15/28
(b)
....... USD 10 9,689
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(b) (i)
............. 208 210,777
Chobani LLC
(b)
4.63% , 11/15/28 ................... 81 80,095
7.63% , 07/01/29 ................... 170 177,267
Darling Global Finance BV, 4.50%, 07/15/32
(c)
. EUR 337 399,464
Darling Ingredients, Inc., 6.00%, 06/15/30
(b)
... USD 47 47,449
Fiesta Purchaser, Inc.
(b)
7.88% , 03/01/31 ................... 3 3,166

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
9.63% , 09/15/32 ................... USD 11 $ 11,876
Froneri Lux FinCo SARL, 4.75%, 08/01/32
(c)
.. EUR 260 307,942
Irca SpA, (3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.76%, 12/15/29
(a) (c)
........... 146 172,646
Lamb Weston Holdings, Inc.
(b)
4.88% , 05/15/28 ................... USD 30 29,891
4.13% , 01/31/30 ................... 23 22,085
4.38% , 01/31/32 ................... 46 43,476
Post Holdings, Inc.
(b)
4.50% , 09/15/31 ................... 11 10,277
6.25% , 02/15/32 ................... 12 12,337
6.38% , 03/01/33 ................... 34 34,316
6.25% , 10/15/34 ................... 24 24,200
Simmons Foods, Inc., 4.63%, 03/01/29
(b)
.... 32 30,677
Tereos Finance Groupe I SA, 7.25%, 04/15/28
(c)
EUR 289 349,110
1,976,740
Gas Utilities — 0.0%
(b)
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%, 10/15/54
(a)
................. USD 25 25,860
AmeriGas Partners LP, 9.50%, 06/01/30 ..... 15 15,703
Promigas SA ESP, 3.75%, 10/16/29 ........ 245 232,598
Suburban Propane Partners LP, 5.00%, 06/01/31 12 11,418
285,579
Ground Transportation — 0.6%
Albion Financing 1 SARL, 5.38%, 05/21/30
(c)
.. EUR 298 362,941
BCP V Modular Services Finance II plc
(c)
6.13% , 11/30/28 ................... GBP 622 780,968
6.50% , 07/10/31 ................... EUR 393 431,364
BCP V Modular Services Finance plc, 6.75%,
11/30/29
(c)
...................... 130 114,426
Boels Topholding BV
5.75% , 05/15/30
(c)
.................. 914 1,112,933
EC Finance plc, 3.25%, 10/15/26
(c) (d)
....... 100 115,048
Edge Finco plc, 8.13%, 08/15/31
(c)
........ GBP 786 1,127,125
EquipmentShare.com, Inc., 8.00%, 03/15/33
(b)
. USD 16 17,100
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(b)
. 49 49,791
Hertz Corp. (The), 12.63%, 07/15/29
(b)
...... 15 15,902
Kapla Holding SAS
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.51% , 07/31/30
(a)
................ EUR 137 161,477
5.00% , 04/30/31 ................... 595 705,865
La Poste SA, (5-Year EURIBOR ICE Swap Rate
+ 2.68%), 5.00%
(a) (c) (j)
............... 100 121,929
Loxam SAS
(c)
6.38% , 05/31/29 ................... 90 109,444
4.25% , 02/15/30 ................... 189 222,996
4.25% , 02/15/31 ................... 256 300,676
Mobico Group plc, 4.88%, 09/26/31
(c)
....... 360 332,714
MTR Corp. CI Ltd., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
1.46%), 5.63%
(a) (c) (j)
................ USD 600 625,716
SGL Group ApS
(a)
(3-mo. EURIBOR at 0.00% Floor + 4.75%),
6.74% , 04/22/30 ................. EUR 124 144,297
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.28% , 02/24/31
(b) (c)
............... 100 114,321
Watco Cos. LLC, 7.13%, 08/01/32
(b)
....... USD 26 26,912
6,993,945
Health Care Equipment & Supplies — 0.1%
Avantor Funding, Inc.
(b)
4.63% , 07/15/28 ................... 93 91,480
3.88% , 11/01/29 ................... 36 34,235
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Bausch + Lomb Corp.
8.38% , 10/01/28
(b)
.................. USD 195 $ 203,227
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
5.87% , 01/15/31
(a) (c)
............... EUR 156 185,570
Insulet Corp., 6.50%, 04/01/33
(b)
.......... USD 26 27,031
Medline Borrower LP
(b)
3.88% , 04/01/29 ................... 52 50,151
6.25% , 04/01/29 ................... 115 117,921
5.25% , 10/01/29 ................... 172 170,513
Neogen Food Safety Corp., 8.63%, 07/20/30
(b)
. 38 39,737
Sotera Health Holdings LLC, 7.38%, 06/01/31
(b)
22 23,100
942,965
Health Care Providers & Services — 0.8%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(b)
. 12 12,458
AHP Health Partners, Inc., 5.75%, 07/15/29
(b)
.. 57 56,096
Clariane SE, 7.88%, 06/27/30
(c)
.......... EUR 300 361,876
Community Health Systems, Inc.
(b)
6.00% , 01/15/29 ................... USD 57 55,326
5.25% , 05/15/30 ................... 2 1,809
4.75% , 02/15/31 ................... 89 76,963
10.88% , 01/15/32 .................. 67 70,959
9.75% , 01/15/34 ................... 107 109,622
Concentra Health Services, Inc., 6.88%,
07/15/32
(b)
...................... 39 40,497
DaVita, Inc.
(b)
6.88% , 09/01/32 ................... 19 19,628
6.75% , 07/15/33 ................... 20 20,624
Ephios Subco 3 SARL, 7.88%, 01/31/31
(c)
.... EUR 155 193,728
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(b)
USD 19 18,051
HCA, Inc., 3.50%, 07/15/51 ............. 11,531 7,888,542
HealthEquity, Inc., 4.50%, 10/01/29
(b)
....... 83 80,479
LifePoint Health, Inc.
(b)
9.88% , 08/15/30 ................... 13 14,078
11.00% , 10/15/30 .................. 100 110,216
8.38% , 02/15/32 ................... 17 18,117
10.00% , 06/01/32 .................. 32 33,599
Mehilainen Yhtiot Oy
(c)
5.13% , 06/30/32 ................... EUR 260 311,727
(3-mo. EURIBOR at 0.00% Floor + 3.38%),
5.38% , 06/30/32
(a)
................ 100 118,193
Molina Healthcare, Inc., 6.25%, 01/15/33
(b)
... USD 24 24,267
Option Care Health, Inc., 4.38%, 10/31/29
(b)
... 54 52,078
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(b)
...................... 14 14,560
Star Parent, Inc., 9.00%, 10/01/30
(b)
........ 100 105,719
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(b)
126 129,433
Tenet Healthcare Corp., 6.75%, 05/15/31 .... 142 147,010
US Acute Care Solutions LLC, 9.75%, 05/15/29
(b)
31 31,743
10,117,398
Health Care REITs — 0.0%
Diversified Healthcare Trust, 7.25%, 10/15/30
(b)
17 17,278
MPT Operating Partnership LP
7.00% , 02/15/32
(c)
.................. EUR 210 257,627
8.50% , 02/15/32
(b)
.................. USD 88 93,505
368,410
Health Care Technology — 0.0%
IQVIA, Inc., 6.25%, 06/01/32
(b)
........... 108 111,039
Hotel & Resort REITs — 0.1%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(b)
...................... 39 40,205
Pebblebrook Hotel LP, 6.38%, 10/15/29
(b)
.... 14 14,209
RHP Hotel Properties LP
(b)
4.50% , 02/15/29 ................... 44 43,152
6.50% , 04/01/32 ................... 99 101,781

Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotel & Resort REITs (continued)
6.50% , 06/15/33 ................... USD 32 $ 32,956
RLJ Lodging Trust LP, 4.00%, 09/15/29
(b)
.... 52 49,104
Service Properties Trust
0.00% , 09/30/27
(b) (m)
................ 32 28,209
8.63% , 11/15/31
(b)
.................. 228 242,750
8.88% , 06/15/32 ................... 51 51,287
XHR LP, 6.63%, 05/15/30
(b)
............. 12 12,330
615,983
Hotels, Restaurants & Leisure — 1.1%
1011778 BC ULC
(b)
3.88% , 01/15/28 ................... 62 60,515
5.63% , 09/15/29 ................... 15 15,181
4.00% , 10/15/30 ................... 29 27,330
Allwyn Entertainment Financing UK plc, 7.25%,
04/30/30
(c)
...................... EUR 917 1,129,211
Aramark International Finance SARL, 4.38%,
04/15/33
(c)
...................... 100 117,555
Bertrand Franchise Finance SAS
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
5.77% , 07/18/30
(a) (c)
............... 353 396,259
Boyne USA, Inc., 4.75%, 05/15/29
(b)
....... USD 51 50,036
Caesars Entertainment, Inc.
(b)
7.00% , 02/15/30 ................... 156 160,463
6.50% , 02/15/32 ................... 71 72,419
Carnival Corp.
(b)
5.88% , 06/15/31 ................... 26 26,644
5.75% , 08/01/32 ................... 18 18,318
6.13% , 02/15/33 ................... 64 65,602
Churchill Downs, Inc.
(b)
4.75% , 01/15/28 ................... 44 43,413
5.75% , 04/01/30 ................... 120 119,892
6.75% , 05/01/31 ................... 76 77,889
CPUK Finance Ltd., 4.50%, 08/28/27
(c)
...... GBP 359 473,165
Deuce Finco plc, 5.50%, 06/15/27
(c)
........ 450 604,076
Elior Group SA, 5.63%, 03/15/30
(c)
........ EUR 187 224,954
Essendi SA
(c)
5.38% , 05/15/30 ................... 100 120,859
5.50% , 11/15/31 ................... 142 171,672
5.63% , 05/15/32 ................... 328 397,059
(3-mo. EURIBOR + 3.75%), 5.79% ,
05/15/32
(a)
..................... 109 129,069
Fertitta Entertainment LLC
(b)
4.63% , 01/15/29 ................... USD 34 32,359
6.75% , 01/15/30 ................... 32 30,030
Flutter Treasury DAC
(c)
4.00% , 06/04/31 ................... EUR 337 396,486
6.13% , 06/04/31 ................... GBP 160 216,863
Food Service Project SA, 5.50%, 01/21/27
(c)
.. EUR 464 546,323
Fortune Star BVI Ltd., 6.80%, 09/09/29
(c)
..... USD 200 200,200
gategroup Finance Luxembourg SA, 3.00%,
02/28/27
(c)
...................... CHF 700 869,862
Great Canadian Gaming Corp., 8.75%,
11/15/29
(b)
...................... USD 41 40,542
Hilton Domestic Operating Co., Inc.
(b)
6.13% , 04/01/32 ................... 26 26,729
5.88% , 03/15/33 ................... 76 77,581
5.75% , 09/15/33 ................... 7 7,093
Light & Wonder International, Inc.
(b)
7.25% , 11/15/29 ................... 43 44,134
7.50% , 09/01/31 ................... 6 6,240
6.25% , 10/01/33 ................... 30 30,051
Lindblad Expeditions LLC, 7.00%, 09/15/30
(b)
.. 39 39,752
Lottomatica Group SpA
(c)
5.38% , 06/01/30 ................... EUR 100 121,660
4.88% , 01/31/31 ................... 298 360,498
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.30% , 06/01/31
(a)
................ EUR 119 $ 140,544
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(b)
USD 61 49,988
Meituan, 4.63%, 10/02/29
(c)
............. 500 501,275
Melco Resorts Finance Ltd.
5.25% , 04/26/26
(c)
.................. 333 331,438
5.75% , 07/21/28
(c)
.................. 200 199,900
5.38% , 12/04/29
(b)
.................. 200 195,390
7.63% , 04/17/32
(c)
.................. 200 209,500
7.63% , 04/17/32
(b)
.................. 200 209,500
6.50% , 09/24/33
(b)
.................. 415 417,062
MGM Resorts International, 6.13%, 09/15/29 .. 49 49,872
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(b)
...................... 51 49,577
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(b)
...................... 28 29,093
NCL Corp. Ltd.
(b)
5.88% , 01/15/31 ................... 52 51,998
6.75% , 02/01/32 ................... 34 34,967
6.25% , 09/15/33 ................... 84 84,435
Pinnacle Bidco plc
(c)
8.25% , 10/11/28 ................... EUR 100 123,020
10.00% , 10/11/28 .................. GBP 148 209,998
Premier Entertainment Sub LLC, 5.88%,
09/01/31
(b)
...................... USD 55 28,356
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(b)
...................... 38 39,890
Rivers Enterprise Borrower LLC, 6.63%,
02/01/33
(b)
...................... 18 18,240
Rivers Enterprise Lender LLC, 6.25%, 10/15/30
(b)
17 17,152
Sabre GLBL, Inc.
(b)
8.63% , 06/01/27 ................... 21 21,301
10.75% , 11/15/29 .................. 50 48,320
11.13% , 07/15/30 .................. 45 43,580
Sands China Ltd., 4.38%, 06/18/30
(d)
....... 200 196,400
Scientific Games Holdings LP, 6.63%, 03/01/30
(b)
33 30,681
Station Casinos LLC
(b)
4.63% , 12/01/31 ................... 49 46,222
6.63% , 03/15/32 ................... 40 41,090
Stonegate Pub Co. Financing plc
(c)
(3-mo. EURIBOR + 6.63%), 8.66% ,
07/31/29
(a)
..................... EUR 100 115,698
10.75% , 07/31/29 .................. GBP 171 230,607
Studio City Co. Ltd., 7.00%, 02/15/27
(c)
...... USD 200 201,312
TUI Cruises GmbH, 5.00%, 05/15/30
(c)
...... EUR 147 177,191
Vail Resorts, Inc.
(b)
5.63% , 07/15/30 ................... USD 23 23,144
6.50% , 05/15/32 ................... 41 42,392
Viking Cruises Ltd.
(b)
5.88% , 09/15/27 ................... 327 327,126
7.00% , 02/15/29 ................... 13 13,066
9.13% , 07/15/31 ................... 16 17,173
5.88% , 10/15/33 ................... 73 73,051
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(b)
...................... 41 40,965
Voyager Parent LLC, 9.25%, 07/01/32
(b)
..... 36 38,070
Wynn Macau Ltd.
5.63% , 08/26/28
(b)
.................. 200 199,602
5.63% , 08/26/28
(c)
.................. 268 267,467
6.75% , 02/15/34
(b)
.................. 305 309,178
6.75% , 02/15/34
(c)
.................. 350 354,795
Wynn Resorts Finance LLC
(b)
5.13% , 10/01/29 ................... 42 42,065
7.13% , 02/15/31 ................... 55 59,199

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
6.25% , 03/15/33 ................... USD 43 $ 43,665
13,542,539
Household Durables — 0.6%
Ashton Woods USA LLC
(b)
4.63% , 08/01/29 ................... 25 23,939
6.88% , 08/01/33 ................... 17 17,146
Beazer Homes USA, Inc., 5.88%, 10/15/27 ... 7 6,996
Brookfield Residential Properties, Inc.
(b)
5.00% , 06/15/29 ................... 32 30,495
4.88% , 02/15/30 ................... 31 29,073
Century Communities, Inc., 6.63%, 09/15/33
(b)
. 21 21,184
Dream Finders Homes, Inc., 8.25%, 08/15/28
(b)
. 12 12,449
Empire Communities Corp., 9.75%, 05/01/29
(b)
. 7 7,340
K. Hovnanian Enterprises, Inc.
(b)
8.00% , 04/01/31 ................... 37 37,941
8.38% , 10/01/33 ................... 41 42,035
LGI Homes, Inc.
(b)
8.75% , 12/15/28 ................... 24 25,196
7.00% , 11/15/32 ................... 28 27,340
Meritage Homes Corp., 1.75%, 05/15/28
(k)
.... 47 48,103
New Home Co., Inc. (The), 9.25%, 10/01/29
(b)
. 25 26,251
Newell Brands, Inc.
8.50% , 06/01/28
(b)
.................. 24 25,386
7.00% , 04/01/46
(d)
.................. 8,142 7,174,707
Somnigroup International, Inc., 3.88%, 10/15/31
(b)
43 39,382
STL Holding Co. LLC, 8.75%, 02/15/29
(b)
.... 14 14,671
TRI Pointe Homes, Inc., 5.25%, 06/01/27 .... 2 1,998
Whirlpool Corp.
6.13% , 06/15/30 ................... 9 9,070
6.50% , 06/15/33 ................... 21 20,957
7,641,659
Independent Power and Renewable Electricity Producers — 0.1%
AES Andes SA
(b)
6.30% , 03/15/29 ................... 275 285,725
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.84%), 8.15% ,
06/10/55
(a)
..................... 495 523,517
AES Corp. (The), (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60%, 01/15/55
(a)
............ 33 34,183
Calpine Corp.
(b)
4.50% , 02/15/28 ................... 2 1,991
5.13% , 03/15/28 ................... 43 43,022
4.63% , 02/01/29 ................... 16 15,843
5.00% , 02/01/31 ................... 14 13,959
Clearway Energy Operating LLC
(b)
4.75% , 03/15/28 ................... 50 49,397
3.75% , 01/15/32 ................... 47 42,189
Lightning Power LLC, 7.25%, 08/15/32
(b)
..... 9 9,529
San Miguel Global Power Holdings Corp., (5-Year
US Treasury Yield Curve Rate T Note Constant
Maturity + 7.73%), 8.75%
(a) (c) (j)
.......... 200 205,000
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a) (b) (j)
..................... 21 21,480
XPLR Infrastructure LP
(b)(k)
0.00% , 11/15/25
(m)
.................. 76 75,430
2.50% , 06/15/26 ................... 92 89,700
1,410,965
Insurance — 0.7%
Acrisure LLC, 6.75%, 07/01/32
(b)
.......... 15 15,445
Alliant Holdings Intermediate LLC
(b)
4.25% , 10/15/27 ................... 128 125,875
6.75% , 10/15/27 ................... 125 125,269
Security
Par (000)
Par (000) Value
Insurance (continued)
6.75% , 04/15/28 ................... USD 145 $ 147,570
5.88% , 11/01/29 ................... 84 83,562
7.00% , 01/15/31 ................... 32 33,063
7.38% , 10/01/32 ................... 105 108,196
AmWINS Group, Inc.
(b)
6.38% , 02/15/29 ................... 17 17,346
4.88% , 06/30/29 ................... 45 43,735
Amynta Agency Borrower, Inc. and Amynta
Warranty Borrower, Inc., 7.50%, 07/15/33
(b)
. 40 40,946
APH Somerset Investor 2 LLC, 7.88%, 11/01/29
(b)
27 28,178
Ardonagh Finco Ltd.
6.88% , 02/15/31
(c)
.................. EUR 1,035 1,255,995
7.75% , 02/15/31
(b)
.................. USD 200 209,278
Dai-ichi Life Insurance Co. Ltd. (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.52%), 6.20%
(a) (c) (j)
.......... 200 207,892
Fubon Life Singapore Pte. Ltd., 5.45%,
12/10/35
(c)
...................... 400 407,500
FWD Group Holdings Ltd.
(c)
5.25% , 09/22/30 ................... 475 475,986
7.64% , 07/02/31 ................... 200 222,794
5.84% , 09/22/35 ................... 475 480,678
Howden UK Refinance plc
(b)
7.25% , 02/15/31 ................... 197 202,826
8.13% , 02/15/32 ................... 109 113,087
HUB International Ltd.
(b)
7.25% , 06/15/30 ................... 379 395,261
7.38% , 01/31/32 ................... 461 480,057
Jones Deslauriers Insurance Management, Inc.
(b)
8.50% , 03/15/30 ................... 39 40,974
6.88% , 10/01/33 ................... 43 42,774
Meiji Yasuda Life Insurance Co.
(a)(c)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.03%), 5.80% ,
09/11/54 ...................... 200 204,183
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.91%), 6.10% ,
06/11/55 ...................... 600 624,279
Nanshan Life Pte. Ltd.
(c)
5.45% , 09/11/34 ................... 200 198,320
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 1.85%), 5.88% ,
03/17/41
(a)
..................... 200 202,966
Nassau Cos. of New York (The), 7.88%,
07/15/30
(b)
...................... 12 12,256
NN Group NV
(a)(c)
(5-Year EURIBOR ICE Swap Rate + 3.45%),
5.75%
(j)
....................... EUR 200 237,914
(3-mo. EURIBOR + 4.00%), 6.00% , 11/03/43 619 818,297
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(b)
. USD 329 342,199
QIC Cayman Ltd., (6-Year USD Constant
Maturity + 2.20%), 6.15%
(a) (c) (j)
.......... 200 202,974
RLGH Finance Bermuda Ltd., 6.75%, 07/02/35
(c)
275 293,393
Ryan Specialty LLC
(b)
4.38% , 02/01/30 ................... 25 24,222
5.88% , 08/01/32 ................... 32 32,358
Tongyang Life Insurance Co. Ltd., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.40%), 6.25%, 05/07/35
(a) (c)
.... 400 417,182
Unipol Assicurazioni SpA, 4.90%, 05/23/34
(c)
.. EUR 100 123,629
USI, Inc., 7.50%, 01/15/32
(b)
............ USD 45 47,191
9,085,650
Interactive Media & Services — 0.0%
Snap, Inc.
(b)
6.88% , 03/01/33 ................... 71 72,569

Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Interactive Media & Services (continued)
6.88% , 03/15/34 ................... USD 36 $ 36,437
109,006
IT Services — 0.4%
Almaviva-The Italian Innovation Co. SpA, 5.00%,
10/30/30
(c)
...................... EUR 548 653,568
Atos SE
(c)(d)
9.00% , 12/18/29 ................... 602 813,642
5.00% , 12/18/30 ................... 477 528,138
Cedacri SpA, (3-mo. EURIBOR at 4.63% Floor +
4.63%), 6.66%, 05/15/28
(a) (c)
........... 149 175,935
CoreWeave, Inc., 9.25%, 06/01/30
(b)
....... USD 33 34,082
Engineering - Ingegneria Informatica - SpA
(c)
11.13% , 05/15/28 .................. EUR 459 574,254
(3-mo. EURIBOR at 0.00% Floor + 5.75%),
7.75% , 02/15/30
(a)
................ 100 119,573
8.63% , 02/15/30 ................... 100 126,475
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(b)
USD 111 116,222
ION Trading Technologies SARL, 5.75%,
05/15/28
(b)
...................... 735 721,276
OVH Groupe SA
4.75% , 02/05/31
(c)
.................. EUR 600 717,317
Twilio, Inc., 3.88%, 03/15/31 ............ USD 44 41,372
4,621,854
Life Sciences Tools & Services — 0.0%
Fortrea Holdings, Inc., 7.50%, 07/01/30
(b)
.... 16 15,151
Machinery — 0.1%
Amsted Industries, Inc., 6.38%, 03/15/33
(b)
... 13 13,343
Chart Industries, Inc.
(b)
7.50% , 01/01/30 ................... 86 89,503
9.50% , 01/01/31 ................... 30 32,141
Enpro, Inc., 6.13%, 06/01/33
(b)
........... 19 19,419
Esab Corp., 6.25%, 04/15/29
(b)
........... 30 30,819
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29
(b)
...................... 41 34,953
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(b)
...................... 143 149,462
IMA Industria Macchine Automatiche SpA, (3-mo.
EURIBOR at 0.00% Floor + 3.75%), 5.78%,
04/15/29
(a) (c)
..................... EUR 313 370,879
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(b)
.. USD 16 16,787
Mueller Water Products, Inc., 4.00%, 06/15/29
(b)
59 56,816
Terex Corp.
(b)
5.00% , 05/15/29 ................... 2 1,970
6.25% , 10/15/32 ................... 26 26,486
TK Elevator Midco GmbH, 4.38%, 07/15/27
(c)
.. EUR 200 235,074
Wabash National Corp., 4.50%, 10/15/28
(b)
... USD 18 16,701
1,094,353
Media — 0.5%
Cable One, Inc.
(k)
0.00% , 03/15/26
(m)
................. 49 47,726
1.13% , 03/15/28 ................... 36 30,726
Charter Communications Operating LLC, 5.13%,
07/01/49 ....................... 1,000 826,914
Clear Channel Outdoor Holdings, Inc.
(b)
7.75% , 04/15/28 ................... 108 107,804
7.50% , 06/01/29 ................... 18 17,482
7.88% , 04/01/30 ................... 116 121,803
7.13% , 02/15/31 ................... 103 106,466
7.50% , 03/15/33 ................... 131 136,969
CMG Media Corp., 8.88%, 06/18/29
(b)
...... 31 28,471
Comcast Corp., 4.05%, 11/01/52 ......... 260 199,348
CSC Holdings LLC, 11.25%, 05/15/28
(b)
..... 200 185,152
DirecTV Financing LLC
(b)
5.88% , 08/15/27 ................... 42 41,953
Security
Par (000)
Par (000) Value
Media (continued)
8.88% , 02/01/30 ................... USD 59 $ 58,275
10.00% , 02/15/31 .................. 77 76,887
DISH DBS Corp.
(b)
5.25% , 12/01/26 ................... 108 106,120
5.75% , 12/01/28 ................... 108 103,533
DISH Network Corp., 11.75%, 11/15/27
(b)
.... 199 210,593
EchoStar Corp.
10.75% , 11/30/29 .................. 159 174,608
6.75% , ( 6.75 % Cash or 6.75 % PIK),
11/30/30
(i)
...................... 244 245,663
Gray Media, Inc.
(b)
10.50% , 07/15/29 .................. 39 42,169
9.63% , 07/15/32 ................... 50 51,082
7.25% , 08/15/33 ................... 63 62,430
Lamar Media Corp.
4.00% , 02/15/30 ................... 4 3,829
5.38% , 11/01/33
(b)
.................. 26 25,809
Midcontinent Communications, 8.00%,
08/15/32
(b)
...................... 43 44,303
Neptune Bidco US, Inc., 9.29%, 04/15/29
(b)
... 86 84,425
Outfront Media Capital LLC
(b)
5.00% , 08/15/27 ................... 13 12,935
4.25% , 01/15/29 ................... 95 91,247
4.63% , 03/15/30 ................... 49 47,093
7.38% , 02/15/31 ................... 28 29,538
Sinclair Television Group, Inc., 8.13%, 02/15/33
(b)
72 73,892
Sirius XM Radio LLC
(b)
3.13% , 09/01/26 ................... 16 15,780
5.00% , 08/01/27 ................... 51 50,755
4.00% , 07/15/28 ................... 26 25,123
Stagwell Global LLC, 5.63%, 08/15/29
(b)
..... 46 44,685
Summer BC Holdco B SARL
(c)
5.88% , 02/15/30 ................... EUR 251 287,824
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.29% , 02/15/30
(a)
................ 200 230,589
Sunrise FinCo. I BV, 4.88%, 07/15/31
(b)
..... USD 324 308,659
Tele Columbus AG, 10.00%, (10.00% Cash or
10.00% PIK), 01/01/29
(a) (c) (i)
........... EUR 361 284,332
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(b)
................. USD 400 396,792
Univision Communications, Inc.
(b)
8.00% , 08/15/28 ................... 84 87,043
7.38% , 06/30/30 ................... 45 45,215
8.50% , 07/31/31 ................... 42 43,371
9.38% , 08/01/32 ................... 49 52,218
Virgin Media O2 Vendor Financing Notes V DAC,
7.88%, 03/15/32
(c)
................. GBP 412 572,656
VZ Secured Financing BV, 5.25%, 01/15/33
(c)
.. EUR 427 501,297
Ziggo BV, 2.88%, 01/15/30
(c)
............ 100 111,669
6,453,253
Metals & Mining — 0.5%
ABJA Investment Co. Pte. Ltd., 5.45%,
01/24/28
(c)
...................... USD 200 204,000
AngloGold Ashanti Holdings plc, 3.38%, 11/01/28 472 457,840
Arsenal AIC Parent LLC
(b)
8.00% , 10/01/30 ................... 22 23,294
11.50% , 10/01/31 .................. 166 184,364
Cleveland-Cliffs, Inc., 6.88%, 11/01/29
(b)
..... 39 39,744
Constellium SE, 5.63%, 06/15/28
(b)
........ 250 249,624
CSN Resources SA
(c)
8.88% , 12/05/30 ................... 200 202,000
4.63% , 06/10/31 ................... 224 181,776
ERO Copper Corp., 6.50%, 02/15/30
(b)
...... 56 55,672
Freeport Indonesia PT, 4.76%, 04/14/27
(b)
.... 341 341,682
Freeport-McMoRan, Inc., 5.45%, 03/15/43 ... 260 250,427

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining (continued)
Kaiser Aluminum Corp.
(b)
4.63% , 03/01/28 ................... USD 32 $ 31,642
4.50% , 06/01/31 ................... 136 128,184
Navoi Mining & Metallurgical Combinat
(b)
6.70% , 10/17/28 ................... 237 246,362
6.95% , 10/17/31 ................... 300 320,337
New Gold, Inc., 6.88%, 04/01/32
(b)
........ 32 33,518
Nexa Resources SA, 6.75%, 04/09/34
(b)
..... 335 355,100
Novelis Corp.
(b)
4.75% , 01/30/30 ................... 87 83,839
6.88% , 01/30/30 ................... 39 40,442
3.88% , 08/15/31 ................... 8 7,293
6.38% , 08/15/33 ................... 62 62,641
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(c)
. EUR 100 114,304
Samarco Mineracao SA
(i)
9.00% , ( 9.00 % Cash or 9.00 % PIK),
06/30/31
(b)
..................... USD 96 96,111
9.00% , ( 9.00 % Cash or 9.00 % PIK),
06/30/31
(c)
..................... 212 212,897
Stillwater Mining Co., 4.50%, 11/16/29
(b)
..... 406 377,834
Vale Overseas Ltd., 6.40%, 06/28/54 ....... 330 338,672
Vedanta Resources Finance II plc
10.88% , 09/17/29
(b)
................. 410 429,219
10.88% , 09/17/29
(c)
................. 300 314,062
11.25% , 12/03/31
(b)
................. 200 213,900
11.25% , 12/03/31
(c)
................. 200 213,900
9.85% , 04/24/33
(b)
.................. 224 227,136
Volcan Cia Minera SAA, 8.75%, 01/24/30
(b)
... 424 439,815
6,477,631
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(b)
Arbor Realty SR, Inc., 7.88%, 07/15/30 ..... 17 17,875
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27 36 35,145
Starwood Property Trust, Inc.
7.25% , 04/01/29 ................... 19 19,951
6.00% , 04/15/30 ................... 10 10,152
6.50% , 07/01/30 ................... 17 17,584
6.50% , 10/15/30 ................... 47 48,549
149,256
Multi-Utilities — 0.4%
AGL Energy Ltd.
(c)
5.35% , 09/30/32 ................... AUD 240 158,303
5.77% , 09/30/35 ................... 200 132,263
CenterPoint Energy, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.95%), 6.85%, 02/15/55
(a)
..... USD 10 10,607
Dominion Energy, Inc.
(a)
Series B , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.51%),
7.00% , 06/01/54 ................. 3,805 4,125,712
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.21%), 6.63% ,
05/15/55 ...................... 10 10,350
Veolia Environnement SA, (5-Year EURIBOR ICE
Swap Rate + 1.84%), 4.32%
(a) (c) (j)
........ EUR 100 117,638
4,554,873
Office REITs — 0.1%
alstria office AG, 5.50%, 03/20/31
(c)
........ 600 732,480
Oil, Gas & Consumable Fuels — 2.3%
Aethon United BR LP, 7.50%, 10/01/29
(b)
..... USD 44 45,887
Antero Midstream Partners LP
(b)
5.38% , 06/15/29 ................... 55 54,798
6.63% , 02/01/32 ................... 6 6,180
Ascent Resources Utica Holdings LLC
(b)
9.00% , 11/01/27 ................... 19 22,955
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
5.88% , 06/30/29 ................... USD 13 $ 12,973
6.63% , 07/15/33 ................... 21 21,350
Blue Racer Midstream LLC
(b)
7.00% , 07/15/29 ................... 25 25,924
7.25% , 07/15/32 ................... 20 21,033
Buckeye Partners LP
6.88% , 07/01/29
(b)
.................. 2 2,073
6.75% , 02/01/30
(b)
.................. 9 9,348
5.85% , 11/15/43 ................... 34 31,710
Caturus Energy LLC, 8.50%, 02/15/30
(b)
..... 73 76,005
Cheniere Corpus Christi Holdings LLC, 5.13%,
06/30/27 ....................... 500 505,456
Chord Energy Corp., 6.75%, 03/15/33
(b)
..... 9 9,119
CITGO Petroleum Corp., 8.38%, 01/15/29
(b)
... 71 73,783
CNX Midstream Partners LP, 4.75%, 04/15/30
(b)
63 60,413
CNX Resources Corp., 7.25%, 03/01/32
(b)
.... 12 12,449
Comstock Resources, Inc.
(b)
6.75% , 03/01/29 ................... 53 52,844
5.88% , 01/15/30 ................... 64 61,635
Crescent Energy Finance LLC
(b)
7.63% , 04/01/32 ................... 50 49,655
7.38% , 01/15/33 ................... 44 42,841
8.38% , 01/15/34 ................... 46 46,607
Delek Logistics Partners LP, 7.38%, 06/30/33
(b)
. 36 36,608
Enbridge, Inc.
6.70% , 11/15/53 ................... 4,750 5,304,573
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20% ,
06/27/54
(a)
..................... 25 26,511
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38% ,
03/15/55
(a)
..................... 25 26,450
Energy Transfer LP
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13%
(a) (j)
...................... 26 26,866
5.75% , 02/15/33 ................... 1,925 2,017,848
5.15% , 02/01/43 ................... 150 136,160
5.30% , 04/15/47 ................... 721 651,190
5.00% , 05/15/50 ................... 1,060 907,363
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54
(a)
..................... 58 61,980
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13% ,
10/01/54
(a)
..................... 36 37,262
Eni SpA, Series NC9, (5-Year EUR Swap Annual
+ 2.77%), 2.75%
(a) (c) (j)
............... EUR 749 838,047
Enterprise Products Operating LLC
4.80% , 02/01/49 ................... USD 320 285,576
3.95% , 01/31/60 ................... 320 238,584
Excelerate Energy LP, 8.00%, 05/15/30
(b)
.... 22 23,418
Genesis Energy LP
7.75% , 02/01/28 ................... 30 30,211
7.88% , 05/15/32 ................... 66 68,835
8.00% , 05/15/33 ................... 4 4,184
Global Partners LP, 7.13%, 07/01/33
(b)
...... 15 15,375
Gran Tierra Energy, Inc., 9.50%, 10/15/29
(b)
... 419 353,008
Greenko Dutch BV, 3.85%, 03/29/26
(c)
...... 176 174,285
Greensaif Pipelines Bidco SARL
(b)
5.85% , 02/23/36 ................... 392 411,216
6.10% , 08/23/42 ................... 624 655,549
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(b)
...................... 22 22,576
Harvest Midstream I LP, 7.50%, 05/15/32
(b)
... 13 13,280

Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Hess Midstream Operations LP
(b)
6.50% , 06/01/29 ................... USD 31 $ 31,972
4.25% , 02/15/30 ................... 14 13,569
Hilcorp Energy I LP
(b)
6.25% , 11/01/28 ................... 27 27,067
5.75% , 02/01/29 ................... 30 29,553
6.00% , 04/15/30 ................... 4 3,931
6.25% , 04/15/32 ................... 3 2,878
6.88% , 05/15/34 ................... 59 56,725
7.25% , 02/15/35 ................... 14 13,682
Howard Midstream Energy Partners LLC
(b)
7.38% , 07/15/32 ................... 15 15,570
6.63% , 01/15/34 ................... 36 36,705
India Green Power Holdings, 4.00%, 02/22/27
(c)
165 160,949
Ithaca Energy North Sea plc, 5.50%, 10/01/31
(c)
EUR 228 270,024
ITT Holdings LLC, 6.50%, 08/01/29
(b)
....... USD 93 91,432
KazMunayGas National Co. JSC, 5.75%,
04/19/47
(c)
...................... 404 376,455
Kinetik Holdings LP
(b)
6.63% , 12/15/28 ................... 25 25,661
5.88% , 06/15/30 ................... 5 5,029
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(b)
...................... 16 16,420
Matador Resources Co.
(b)
6.88% , 04/15/28 ................... 38 38,781
6.50% , 04/15/32 ................... 34 34,325
MC Brazil Downstream Trading SARL, 7.25%,
06/30/31
(c)
...................... 333 285,344
Medco Cypress Tree Pte. Ltd., 8.63%, 05/19/30
(b)
250 263,750
Medco Maple Tree Pte. Ltd., 8.96%, 04/27/29
(b)
250 261,250
MPLX LP
4.95% , 03/14/52 ................... 5,499 4,691,089
5.65% , 03/01/53 ................... 930 877,801
Murphy Oil Corp., 5.88%, 12/01/42
(d)
....... 16 13,990
NAK Naftogaz Ukraine
(i)
7.13% , ( 7.13 % Cash or 7.13 % PIK),
07/19/26
(c)
..................... EUR 513 516,334
7.63% , ( 7.63 % Cash or 7.63 % PIK),
11/08/28
(b)
..................... USD 235 183,637
NGL Energy Operating LLC
(b)
8.13% , 02/15/29 ................... 51 52,291
8.38% , 02/15/32 ................... 81 82,997
Northern Oil & Gas, Inc.
(b)
8.13% , 03/01/28 ................... 71 72,002
7.88% , 10/15/33 ................... 60 59,763
Northriver Midstream Finance LP, 6.75%,
07/15/32
(b)
...................... 19 19,429
Parkland Corp., 6.63%, 08/15/32
(b)
........ 20 20,551
PBF Holding Co. LLC, 7.88%, 09/15/30
(b)
.... 17 16,784
Permian Resources Operating LLC
(b)
8.00% , 04/15/27 ................... 48 48,745
5.88% , 07/01/29 ................... 35 35,157
7.00% , 01/15/32 ................... 30 31,114
6.25% , 02/01/33 ................... 62 63,157
Petrobras Global Finance BV, 6.75%, 01/27/41 . 726 732,850
Petroleos Mexicanos, 7.50%, 03/20/26
(b)
..... 690 685,860
Pluspetrol Camisea SA, 6.24%, 07/03/36
(b)
... 350 373,590
Prairie Acquiror LP, 9.00%, 08/01/29
(b)
...... 23 23,945
Raizen Fuels Finance SA
(b)
6.45% , 03/05/34 ................... 465 451,050
6.95% , 03/05/54 ................... 200 185,600
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(b)
...................... 31 30,749
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Sunoco LP
(b)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.23%), 7.88%
(a) (j)
... USD 182 $ 184,859
5.63% , 03/15/31 ................... 15 14,889
6.25% , 07/01/33 ................... 23 23,410
5.88% , 03/15/34 ................... 16 15,862
Tallgrass Energy Partners LP
(b)
5.50% , 01/15/28 ................... 66 65,664
7.38% , 02/15/29 ................... 27 27,806
6.00% , 12/31/30 ................... 2 1,975
6.00% , 09/01/31 ................... 15 14,676
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(b)
...................... 49 47,949
TransMontaigne Partners LLC, 8.50%, 06/15/30
(b)
6 6,252
Trident Energy Finance plc, 12.50%, 11/30/29
(c)
313 326,108
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a) (c)
...... EUR 614 799,331
Venture Global LNG, Inc.
(b)
9.50% , 02/01/29 ................... USD 81 89,264
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.44%), 9.00%
(a) (j)
... 348 344,896
8.38% , 06/01/31 ................... 189 198,444
9.88% , 02/01/32 ................... 97 105,606
Venture Global Plaquemines LNG LLC
(b)
7.50% , 05/01/33 ................... 41 45,305
6.50% , 01/15/34 ................... 108 113,687
7.75% , 05/01/35 ................... 37 41,762
6.75% , 01/15/36 ................... 112 118,964
Vista Energy Argentina SAU, 8.50%, 06/10/33
(b)
348 354,612
Vital Energy, Inc.
7.75% , 07/31/29
(b)
.................. 6 5,942
9.75% , 10/15/30 ................... 16 16,705
7.88% , 04/15/32
(b)
.................. 42 40,771
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(b)
...................... 31 31,322
Wintershall Dea Finance 2 BV, (5-Year EURIBOR
ICE Swap Rate + 3.94%), 6.12%
(a) (c) (j)
..... EUR 499 612,214
28,589,825
Paper & Forest Products — 0.2%
Fedrigoni SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.00% , 01/15/30
(a)
................ 100 117,113
6.13% , 06/15/31 ................... 622 725,887
LD Celulose International GmbH, 7.95%,
01/26/32
(b)
...................... USD 330 348,480
Magnera Corp., 7.25%, 11/15/31
(b)
........ 14 13,174
Sappi Papier Holding GmbH
4.50% , 03/15/32
(c)
.................. EUR 961 1,112,981
WEPA Hygieneprodukte GmbH, 5.63%,
01/15/31
(c)
...................... 448 547,963
2,865,598
Passenger Airlines — 0.1%
ABRA Global Finance, 14.00%, (14.00% Cash or
14.00% PIK), 10/22/29
(b) (i)
............ USD 369 349,633
Air France-KLM, (5-Year EURIBOR ICE Swap
Rate + 3.58%), 5.75%
(a) (c) (j)
............ EUR 200 239,606
American Airlines, Inc.
(b)
5.75% , 04/20/29 ................... USD 5 5,019
8.50% , 05/15/29 ................... 31 32,338
Avianca Midco 2 plc, 9.00%, 12/01/28
(c)
..... 381 380,048
Deutsche Lufthansa AG, (5-Year EURIBOR ICE
Swap Rate + 2.86%), 5.25%, 01/15/55
(a) (c)
.. EUR 200 242,293
JetBlue Airways Corp., 9.88%, 09/20/31
(b)
.... USD 36 36,514
OneSky Flight LLC, 8.88%, 12/15/29
(b)
...... 23 24,186

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
United Airlines, Inc., 4.63%, 04/15/29
(b)
...... USD 12 $ 11,816
1,321,453
Personal Care Products — 0.0%
Opal Bidco SAS, 5.50%, 03/31/32
(c)
........ EUR 385 467,823
Perrigo Finance Unlimited Co., 6.13%, 09/30/32 USD 69 69,463
537,286
Pharmaceuticals — 0.9%
1261229 BC Ltd., 10.00%, 04/15/32
(b)
...... 400 410,021
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32
(b)
21 21,718
Bausch Health Cos., Inc.
(b)
4.88% , 06/01/28 ................... 7 6,265
11.00% , 09/30/28 .................. 174 180,963
Bayer AG
(a)(c)
(5-Year EUR Swap Annual + 4.46%), 5.38% ,
03/25/82 ...................... EUR 700 844,473
Series NC5 , (5-Year EUR Swap Annual +
3.43%), 6.63% , 09/25/83 ........... 200 250,440
Bayer US Finance LLC, 6.88%, 11/21/53
(b)
... USD 745 811,084
Dolcetto Holdco SpA, 5.63%, 07/14/32
(c)
..... EUR 371 446,570
Eli Lilly & Co., 5.65%, 10/15/65 .......... USD 4,935 5,095,582
Gruenenthal GmbH, 4.63%, 11/15/31
(c)
...... EUR 789 945,783
Nidda Healthcare Holding GmbH
(c)
7.00% , 02/21/30 ................... 993 1,215,328
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
5.79% , 10/23/30
(a)
................ 134 157,604
Rossini SARL
(c)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
5.87% , 12/31/29
(a)
................ 103 122,104
6.75% , 12/31/29 ................... 889 1,101,123
Teva Pharmaceutical Finance Netherlands III BV,
3.15%, 10/01/26 .................. USD 90 88,200
11,697,258
Professional Services — 0.0%
(b)
Amentum Holdings, Inc., 7.25%, 08/01/32 .... 28 29,074
CACI International, Inc., 6.38%, 06/15/33 .... 40 41,262
CoreLogic, Inc., 4.50%, 05/01/28 ......... 153 148,349
KBR, Inc., 4.75%, 09/30/28 ............. 49 48,460
Science Applications International Corp.
4.88% , 04/01/28 ................... 38 37,615
5.88% , 11/01/33 ................... 29 29,009
333,769
Real Estate Management & Development — 0.6%
ADLER Financing SARL, 8.25%, (8.25% Cash or
8.25% PIK), 12/31/28
(i)
.............. EUR 1,016 1,207,535
Aldar Properties PJSC, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.04%), 6.62%, 04/15/55
(a) (c)
........... USD 225 235,687
Alexandrite Lake Lux Holdings SARL, 6.75%,
07/30/30
(c)
...................... EUR 472 566,908
Alpha Star Holding IX Ltd., 7.00%, 08/26/28
(c)
.. USD 430 440,535
Anywhere Real Estate Group LLC
Series AI , 7.00% , 04/15/30 ............ 28 28,741
7.00% , 04/15/30
(b)
.................. 23 23,007
9.75% , 04/15/30
(b)
.................. 17 18,552
Aroundtown Finance SARL
(a)(c)(j)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.49%), 8.63% ..... GBP 125 173,120
(5-Year EURIBOR ICE Swap Rate + 4.51%),
7.13% ........................ EUR 894 1,106,818
Citycon Treasury BV, 5.38%, 07/08/31
(c)
..... 316 373,062
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(b)
...................... USD 63 67,241
DEMIRE Deutsche Mittelstand Real Estate AG,
5.00%, 12/31/27
(c) (d)
................ EUR 352 389,060
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Fantasia Holdings Group Co. Ltd.
(c)(e)(l)
15.00% , 12/18/21 .................. USD 200 $ 3,000
7.95% , 07/05/24 ................... 750 15,469
12.25% , 10/18/24 .................. 755 15,572
10.88% , 01/09/25 .................. 330 6,435
11.75% , 04/17/25 .................. 5,280 59,400
Five Point Operating Co. LP, 8.00%, 10/01/30
(b)
11 11,162
Grand City Properties SA, (5-Year EUR Swap
Annual + 2.18%), 1.50%
(a) (c) (j)
.......... EUR 300 344,435
Heimstaden Bostad AB, (5-Year EUR Swap
Annual + 3.15%), 2.63%
(a) (c) (j)
.......... 359 405,629
Howard Hughes Corp. (The), 4.38%, 02/01/31
(b)
USD 35 32,815
Longfor Group Holdings Ltd., 3.38%, 04/13/27
(c)
200 187,750
MAF Global Securities Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.54%), 6.38%
(a) (c) (j)
................ 280 280,437
Modernland Overseas Pte. Ltd., 6.00%, (6.00%
Cash or 6.00% PIK), 04/30/27
(c) (i)
........ 1,043 333,677
New Immo Holding SA, 2.75%, 11/26/26
(c)
.... EUR 400 464,150
NWD Finance BVI Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.86%), 4.13%
(a) (c) (e) (j) (l)
.............. USD 200 74,350
Sobha Sukuk I Holding Ltd., 7.13%, 09/11/30
(c)
. 365 366,518
TAG Immobilien AG, 0.63%, 03/11/31
(c) (k)
..... EUR 100 122,692
Vivion Investments SARL, 6.50%, (6.50% Cash
or 8.25% PIK), 08/31/28
(c) (i)
........... 253 295,580
Vonovia SE, Series B, 0.88%, 05/20/32
(c) (k)
... 200 235,528
7,884,865
Retail REITs — 0.0%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(b)
USD 56 55,000
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc., 5.88%, 10/01/33
(b)
... 10 10,102
ams-OSRAM AG, 10.50%, 03/30/29
(c)
...... EUR 170 212,648
Broadcom, Inc., 1.95%, 02/15/28
(b)
........ USD 2,662 2,536,121
MKS, Inc., 1.25%, 06/01/30
(k)
............ 51 55,845
NXP BV, 4.40%, 06/01/27 .............. 1,405 1,408,260
ON Semiconductor Corp., 0.50%, 03/01/29
(k)
.. 29 26,757
4,249,733
Software — 0.9%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(b)
.. 432 428,465
Camelot Finance SA, 4.50%, 11/01/26
(b)
..... 8 7,973
Capstone Borrower, Inc., 8.00%, 06/15/30
(b)
... 157 164,189
Central Parent LLC, 8.00%, 06/15/29
(b)
...... 49 43,182
Clarivate Science Holdings Corp.
(b)
3.88% , 07/01/28 ................... 119 114,520
4.88% , 07/01/29 ................... 83 78,437
Cloud Software Group, Inc.
(b)
6.50% , 03/31/29 ................... 344 347,103
9.00% , 09/30/29 ................... 346 358,873
8.25% , 06/30/32 ................... 378 400,965
Elastic NV, 4.13%, 07/15/29
(b)
........... 51 48,955
Ellucian Holdings, Inc., 6.50%, 12/01/29
(b)
.... 105 106,671
Fair Isaac Corp.
(b)
4.00% , 06/15/28 ................... 45 43,764
6.00% , 05/15/33 ................... 135 136,680
Helios Software Holdings, Inc.
7.88% , 05/01/29
(c)
.................. EUR 717 880,838
IPD 3 BV
5.50% , 06/15/31
(c)
.................. 412 491,218
McAfee Corp., 7.38%, 02/15/30
(b)
......... USD 48 44,525
Oracle Corp.
3.95% , 03/25/51 ................... 8,055 5,988,959
5.55% , 02/06/53 ................... 1,335 1,263,210
PTC, Inc., 4.00%, 02/15/28
(b)
............ 7 6,853

Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
SS&C Technologies, Inc., 6.50%, 06/01/32
(b)
.. USD 68 $ 70,301
TeamSystem SpA
(a)(c)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.53% , 07/31/31 ................. EUR 157 184,861
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.19% , 07/01/32 ................. 189 222,141
UKG, Inc., 6.88%, 02/01/31
(b)
............ USD 390 402,416
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(b)
55 52,130
11,887,229
Specialized REITs — 0.7%
Equinix, Inc., 1.80%, 07/15/27 ........... 7,864 7,550,479
Iron Mountain, Inc.
5.25% , 07/15/30
(b)
.................. 3 2,967
6.25% , 01/15/33
(b)
.................. 18 18,360
4.75% , 01/15/34
(c)
.................. EUR 426 501,249
Millrose Properties, Inc.
(b)
6.38% , 08/01/30 ................... USD 64 65,087
6.25% , 09/15/32 ................... 34 34,089
SBA Communications Corp., 3.13%, 02/01/29 . 68 63,601
8,235,832
Specialty Retail — 0.6%
Advance Auto Parts, Inc., 7.00%, 08/01/30
(b)
.. 20 20,577
Afflelou SAS
6.00% , 07/25/29
(c)
.................. EUR 712 871,956
Asbury Automotive Group, Inc.
4.50% , 03/01/28 ................... USD 5 4,939
5.00% , 02/15/32
(b)
.................. 11 10,562
Bubbles Bidco SpA
(c)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.25% , 09/30/31
(a)
................ EUR 166 196,391
6.50% , 09/30/31 ................... 170 204,425
Carvana Co.
(b)(i)
9.00% , ( 9.00 % Cash or 13.00 % PIK),
06/01/30 ...................... USD 82 85,507
9.00% , ( 9.00 % Cash or 14.00 % PIK),
06/01/31 ...................... 195 220,413
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(c)
... GBP 1,044 1,475,168
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(b)
. USD 22 23,390
Dufry One BV, 4.50%, 05/23/32
(c)
......... EUR 126 152,008
Duomo Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 4.13%), 6.15%, 07/15/31
(a) (c)
...... 219 258,655
Goldstory SAS, 6.75%, 02/01/30
(c)
........ 410 499,822
Group 1 Automotive, Inc., 6.38%, 01/15/30
(b)
.. USD 14 14,323
LCM Investments Holdings II LLC
(b)
4.88% , 05/01/29 ................... 65 63,684
8.25% , 08/01/31 ................... 23 24,325
Lithia Motors, Inc., 5.50%, 10/01/30
(b)
....... 21 20,974
Lowe's Cos., Inc., 3.00%, 10/15/50 ........ 4,146 2,682,390
Park River Holdings, Inc., 8.00%, 03/15/31
(b)
.. 20 20,254
Staples, Inc., 10.75%, 09/01/29
(b)
......... 19 18,787
White Cap Buyer LLC, 6.88%, 10/15/28
(b)
.... 250 249,257
7,117,807
Technology Hardware, Storage & Peripherals — 0.0%
Seagate Data Storage Technology Pte. Ltd.
(b)
5.88% , 07/15/30 ................... 29 29,505
8.50% , 07/15/31 ................... 109 115,394
144,899
Textiles, Apparel & Luxury Goods — 0.2%
Beach Acquisition Bidco LLC, 5.25%, 07/15/32
(c)
EUR 222 267,177
Crocs, Inc., 4.25%, 03/15/29
(b)
........... USD 48 46,000
European TopSoho SARL, Series SMCP, 4.00%,
10/14/24
(c) (e) (k) (l)
................... EUR 1,100 1,050,534
Hanesbrands, Inc., 9.00%, 02/15/31
(b)
...... USD 2 2,117
Levi Strauss & Co., 3.50%, 03/01/31
(b)
...... 29 26,924
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods (continued)
PrestigeBidCo GmbH
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
5.78% , 07/01/29
(a) (c)
............... EUR 631 $ 745,029
VF Corp., 4.25%, 03/07/29 ............. 257 302,256
2,440,037
Tobacco — 1.0%
Altria Group, Inc., 4.40%, 02/14/26 ........ USD 63 62,951
BAT Capital Corp., 2.26%, 03/25/28 ....... 12,726 12,161,080
12,224,031
Trading Companies & Distributors — 0.1%
(b)
Foundation Building Materials, Inc., 6.00%,
03/01/29 ....................... 2 2,027
FTAI Aviation Investors LLC
5.50% , 05/01/28 ................... 51 51,008
7.88% , 12/01/30 ................... 48 51,007
7.00% , 05/01/31 ................... 224 234,317
7.00% , 06/15/32 ................... 94 98,373
5.88% , 04/15/33 ................... 51 51,320
Herc Holdings, Inc.
6.63% , 06/15/29 ................... 2 2,055
7.00% , 06/15/30 ................... 45 46,743
7.25% , 06/15/33 ................... 23 24,010
Imola Merger Corp., 4.75%, 05/15/29 ....... 45 43,768
QXO Building Products, Inc., 6.75%, 04/30/32 . 99 102,504
WESCO Distribution, Inc.
6.63% , 03/15/32 ................... 17 17,667
6.38% , 03/15/33 ................... 22 22,806
747,605
Transportation Infrastructure — 0.1%
(c)
DP World Crescent Ltd., 3.75%, 01/30/30 .... 635 616,347
Royal Capital BV, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
7.40%), 5.00%
(a) (j)
................. 200 199,000
815,347
Wireless Telecommunication Services — 1.4%
Digicel International Finance Ltd., 8.63%,
08/01/32
(b)
...................... 559 573,506
Eutelsat SA
(c)
1.50% , 10/13/28 ................... EUR 300 330,192
9.75% , 04/13/29 ................... 378 479,128
Globe Telecom, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
5.53%), 4.20%
(a) (c) (j)
................ USD 200 198,400
Liberty Costa Rica Senior Secured Finance,
10.88%, 01/15/31
(b)
................ 271 288,886
Maya SAS
7.00% , 10/15/28
(b)
.................. 200 203,206
6.88% , 04/15/31
(c)
.................. EUR 1,106 1,379,297
Odido Holding BV, 3.75%, 01/15/29
(c)
....... 539 627,337
SoftBank Group Corp.
(c)
5.38% , 01/08/29 ................... 768 934,042
5.25% , 10/10/29 ................... 188 227,588
6.88% , 01/10/31 ................... USD 359 366,220
5.88% , 07/10/31 ................... EUR 328 405,675
5.75% , 07/08/32 ................... 506 620,741
6.38% , 07/10/33 ................... 232 289,616
T-Mobile USA, Inc.
2.05% , 02/15/28 ................... USD 1,922 1,832,456
5.05% , 07/15/33 ................... 3,500 3,575,120
Turkcell Iletisim Hizmetleri A/S, 7.65%,
01/24/32
(b)
...................... 334 349,030
Veon Midco BV, 3.38%, 11/25/27
(b)
........ 380 356,012
VF Ukraine PAT
(d)
9.62% , 02/11/27
(c)
.................. 171 162,499

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
24
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
9.62% , 02/11/27
(b)
.................. USD 251 $ 238,046
Vmed O2 UK Financing I plc
4.00% , 01/31/29
(c)
.................. GBP 339 434,201
4.50% , 07/15/31
(c)
.................. 100 123,045
5.63% , 04/15/32
(c)
.................. EUR 800 962,823
7.75% , 04/15/32
(b)
.................. USD 494 519,015
Vodafone Group plc, (5-Year EUR Swap Annual
+ 3.43%), 4.20%, 10/03/78
(a) (c)
......... EUR 341 410,892
WOM Chile Holdco SpA, 5.00%, (5.00% Cash or
5.00% PIK), 04/01/32
(a) (b) (i) (k)
........... USD 222 192,905
WOM Mobile SA, 12.50%, (12.50% Cash or
12.50% PIK), 04/01/31
(a) (b) (i)
........... 9 7,883
Zegona Finance plc, 6.75%, 07/15/29
(c)
..... EUR 977 1,213,727
17,301,488
Total Corporate Bonds — 37 .7%
(Cost: $ 473,004,585 ) .............................. 473,659,094
Fixed Rate Loan Interests
Health Care Technology — 0.0%
Cotiviti, Inc., 1st Lien Term Loan ,
7.63%
,
05/01/31 ................... USD 280 280,787
IT Services — 0.0%
X Corp., 1st Lien Term Loan B3 , 9.50%
,
10/26/29 41 41,097
Software — 0.1%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
12/09/31 ................... 481 483,502
Total Fixed Rate Loan Interests — 0 .1%
(Cost: $ 801,035 ) ................................. 805,386
Floating Rate Loan Interests
Aerospace & Defense — 0.4%
(a)
Arcline FM Holdings LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.75% Floor +
3.50%), 7.58%
,
06/24/30 ............. 235 235,226
Atlas CC Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.25%), 8.83%
,
05/25/29 ............. 856 487,727
Atlas CC Acquisition Corp., 1st Lien Term
Loan C , (3-mo. CME Term SOFR + 4.25%),
8.83%
,
05/25/29 ................... 123 70,079
Bleriot US Bidco, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.77%
,
10/31/30 ................... 333 332,412
Cobham Ultra SeniorCo SARL, Facility 1st Lien
Term Loan B , (6-mo. CME Term SOFR at
0.50% Floor + 3.75%), 8.37%
,
08/03/29 ... 305 304,395
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.16%
,
10/31/31 ............. 595 594,578
Dynasty Acquisition Co., Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.16%
,
10/31/31 ............. 226 226,432
Goat Holdco LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
6.91%
,
01/27/32 ................... 129 129,420
Kaman Corp., 1st Lien Term Loan , (6-mo. CME
Term SOFR at 0.50% Floor + 2.75%), 6.79% -
7.21%
,
02/26/32 ................... 164 163,538
Kaman Corp., Delayed Draw 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.83%
,
02/26/32 ............. 1 1,443
Security
Par (000)
Par (000) Value
Aerospace & Defense (continued)
Peraton Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 3.75%),
8.01%
,
02/01/28 ................... USD 443 $ 372,538
Propulsion BC Newco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.75%), 7.04%
,
09/14/29 ............. 54 54,335
Setanta Aircraft Leasing DAC, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.75%
,
11/06/28 ........ 101 101,854
TransDigm, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR + 2.50%), 6.50%
,
08/19/32 774 773,009
TransDigm, Inc., 1st Lien Term Loan J , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.50%
,
02/28/31 ................... 1,258 1,256,973
TransDigm, Inc., 1st Lien Term Loan K , (3-mo.
CME Term SOFR + 2.25%), 6.25%
,
03/22/30 72 71,987
TransDigm, Inc., 1st Lien Term Loan L , (3-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.50%
,
01/19/32 ................... 231 230,511
5,406,457
Automobile Components — 0.2%
(a)
Champions Financing, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.95%
,
02/06/29 ............. 35 32,907
Clarios Global LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.82% , 05/06/30 ........... 862 861,201
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.91% , 01/28/32 ........... 400 399,876
Garrett Motion Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 2.25%), 6.56%
,
01/30/32 ............ 25 24,875
Gates Corp., 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.91%
,
06/04/31 ................... 592 591,243
RealTruck Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.28%
,
01/31/28 ............. 109 101,390
Tenneco, Inc., 1st Lien Term Loan B , 11/17/28
(n)
383 374,264
2,385,756
Automobiles — 0.0%
(a)
Bombardier Recreational Products, Inc., 1st
Lien Term Loan , (1-mo. CME Term SOFR +
2.25%), 6.38%
,
01/22/31 ............. 141 141,089
Dealer Tire Financial LLC, 1st Lien Term Loan
B5 , (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
07/02/31 ............. 314 311,877
452,966
Beverages — 0.1%
(a)
Naked Juice LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.65% , 01/24/29 ........... 208 156,310
(3-mo. CME Term SOFR at 1.00% Floor +
5.50%), 9.80% , 01/24/29 ........... 546 548,907
(3-mo. CME Term SOFR at 0.50% Floor +
1.00%), 5.40% , 01/24/30 ........... 146 59,296
Sazerac Co., Inc., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.70%
,
06/25/32 ................... 275 276,529
1,041,042

Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Biotechnology — 0.1%
Phoenix Newco, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.66%
,
11/15/28
(a)
.................. USD 648 $ 648,204
Broadline Retail — 0.1%
StubHub Holdco Sub LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.07%
,
03/15/30
(a)
............ 570 563,854
Building Products — 0.2%
(a)
AZZ, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 1.75%),
5.91%
,
05/14/29 ................... 113 113,398
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
6.88% - 7.22%
,
09/08/32 ............. 956 956,116
CP Atlas Buyer, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.41%
,
07/08/30 ............. 259 253,172
CP Iris Holdco I, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.66%
,
10/02/28 ................... 318 317,649
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.25%
,
08/05/31 ................... 770 742,812
2,383,147
Capital Markets — 0.3%
(a)
AllSpring Buyer LLC, 1st Lien Term Loan ,
11/01/30
(n)
....................... 146 145,816
Ardonagh Group Finco Pty. Ltd., Facility 1st Lien
Term Loan B , 02/18/31
(n)
.............. 574 570,892
Aretec Group, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.66%
,
08/09/30 ............. 157 157,263
Ascensus Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.16%
,
08/02/28 ............. 486 484,813
Axalta Coating Systems US Holdings, Inc.,
Facility 1st Lien Term Loan B7 , (3-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.75%
,
12/20/29 ................... 340 341,018
BCPE Pequod Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.16%
,
11/25/31 .............. 315 315,604
Citadel Securities Global Holdings LLC, Facility
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 2.00%), 6.16%
,
10/31/31 .. 347 348,001
Edelman Financial Engines Center LLC (The),
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.32%
,
04/07/28 .. 348 348,615
Focus Financial Partners LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.75%), 6.91%
,
09/15/31 ........ 372 372,032
GTCR Everest Borrower LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR + 2.75%),
6.75%
,
09/05/31 ................... 120 119,691
Jane Street Group LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.20%
,
12/15/31 ............. 558 553,486
Osaic Holdings, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.16%
,
08/02/32 ................... 513 512,620
4,269,851
Security
Par (000)
Par (000) Value
Chemicals — 0.4%
(a)
Aruba Investments Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 4.00%), 8.26%
,
11/24/27 ............ USD 195 $ 188,783
Chemours Co. (The), 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.16%
,
08/18/28 ............. 161 160,412
Derby Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.00%),
7.18%
,
11/01/30 ................... 394 394,642
Discovery Purchaser Corp., 1st Lien Term Loan ,
10/04/29
(n)
....................... 81 80,148
Element Solutions, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.91%
,
12/18/30 ............. 553 555,995
Fortis 333, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.50%
,
03/29/32 ................... 144 142,682
HB Fuller Co., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.91%
,
02/15/30 ................... 229 229,696
INEOS US Finance LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.41%
,
02/18/30 ............. 141 127,695
INEOS US Petrochem LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.41%
,
10/07/31 ............. 138 118,482
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 8.03%
,
07/03/28 ............. 322 290,049
Minerals Technologies, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.16%
,
11/26/31
(f)
............. 201 201,478
Momentive Performance Materials, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.16%
,
03/29/28 ........ 349 350,485
Nouryon Finance BV, 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.50%
,
04/03/28 ............. 302 301,691
Olympus Water US Holding Corp., 1st Lien Term
Loan B , 07/23/32
(n)
.................. 384 380,847
Olympus Water US Holding Corp., 1st Lien Term
Loan B6 , (3-mo. CME Term SOFR at 0.50%
Floor + 3.00%), 7.30%
,
06/23/31 ........ 556 550,200
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , (3-mo. CME Term SOFR
at 0.00% Floor + 4.25%), 8.64%
,
04/08/31 .. 399 366,857
Paint Intermediate III LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.24%
,
10/09/31 ............. 129 129,027
Solstice Advanced Materials, Inc., 1st Lien Term
Loan B , 09/17/32
(n)
.................. 215 215,135
Sparta US HoldCo LLC, 1st Lien Term Loan ,
08/02/30
(n)
....................... 478 470,802
WR Grace Holdings LLC, 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR + 3.00%),
7.00%
,
08/19/32 ................... 203 203,339
5,458,445

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
26
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies — 0.6%
(a)
Action Environmental Group, Inc. (The), 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.25%
,
10/24/30
(f)
....... USD 211 $ 210,814
Allied Universal Holdco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR + 3.25%),
7.51%
,
08/20/32 ................... 1,265 1,268,915
Anticimex Global AB, 1st Lien Term Loan B6 ,
(1-day SOFR at 0.50% Floor + 3.40%),
7.76%
,
11/16/28 ................... 159 159,433
Aramark Services, Inc., 1st Lien Term Loan B8 ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.20%
,
06/24/30 ............. 396 396,532
Aramark Services, Inc., 1st Lien Term Loan
B9 , (1-mo. CME Term SOFR + 1.75%),
6.07%
,
04/06/28 ................... 355 354,974
Asplundh Tree Expert LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.01%
,
09/06/27 ............. 272 271,542
Citrin Cooperman Advisors LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.00%
,
04/01/32 ............ 195 193,625
Clean Harbors, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.91% , 10/10/28 ........... 452 452,118
09/24/32
(n)
....................... 179 179,224
Deep Blue Operating I LLC, 1st Lien Term Loan ,
09/17/32
(n)
....................... 76 76,000
Garda World Security Corp., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.17%
,
02/01/29 ............. 485 484,583
Grant Thornton Advisors LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.66%
,
06/02/31 ............ 117 116,263
JFL-Tiger Acquisition Co., Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 7.89%
,
10/17/30 ............ 166 165,980
LABL, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
9.42%
,
10/30/28 ................... 428 349,690
Novelis, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.75%
,
03/11/32 ................... 629 629,764
Prime Security Services Borrower LLC, 1st Lien
Term Loan B1 , (6-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.13%
,
10/15/30 ... 211 210,231
Prime Security Services Borrower LLC, 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 6.00%
,
03/08/32 ... 423 418,974
Quartz AcquireCo LLC, 1st Lien Term Loan B2 ,
06/28/30
(n)
....................... 376 374,451
Reworld Holding Corp., 1st Lien Term Loan ,
01/15/31
(n)
....................... 96 95,701
Reworld Holding Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.39%
,
11/30/28 .............. 275 274,600
Reworld Holding Corp., 1st Lien Term Loan C ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.39%
,
11/30/28 .............. 22 21,718
Ryan LLC, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.50% Floor + 3.50%),
7.82%
,
11/14/30 ................... 22 21,697
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 9.26%
,
02/15/29 ... 70 68,371
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
Tempo Acquisition LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.91%
,
08/31/28 ............. USD 248 $ 241,882
TruGreen LP, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 4.00%),
8.26%
,
11/02/27 ................... 82 80,685
7,117,767
Communications Equipment — 0.0%
Ciena Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.89%
,
10/24/30
(a)
.................. 391 391,043
Construction & Engineering — 0.1%
(a)
Brand Industrial Services, Inc., 1st Lien Term
Loan C , 08/01/30
(n)
.................. 625 565,441
Construction Partners, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.66%
,
11/03/31 .............. 77 77,585
Legence Holdings LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.75% Floor +
3.00%), 7.16%
,
12/15/28 ............. 54 54,378
Pike Corp., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.00%),
7.28%
,
01/21/28 ................... 392 393,984
1,091,388
Construction Materials — 0.2%
(a)
American Builders & Contractors Supply Co.,
Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 1.75%),
5.91%
,
01/31/31 ................... 387 387,218
NEW AMI I LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.16%
,
03/08/29 .................. 91 83,594
Potters Borrower LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 3.00%),
7.16%
,
12/14/27 ................... 118 118,477
Quikrete Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.41%
,
04/14/31 ............. 365 364,655
Quikrete Holdings, Inc., 1st Lien Term Loan B2 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.41%
,
03/19/29 ............. 321 320,602
Quikrete Holdings, Inc., 1st Lien Term Loan B3 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.41%
,
02/10/32 ............. 175 175,001
Standard Industries, Inc./NY, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.50%), 5.64%
,
09/22/28 ............. 182 182,214
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C , 10/19/29
(n)
.............. 989 988,820
2,620,581
Consumer Staples Distribution & Retail — 0.0%
(a)
EG America LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.70%
,
02/07/28 ................... 85 85,537
US Foods, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.91%
,
10/03/31 ................... 305 306,437
391,974

Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging — 0.2%
(a)
Charter Next Generation, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 2.75%), 6.93%
,
11/29/30 ............ USD 864 $ 866,349
Clydesdale Acquisition Holdings, Inc., 1st Lien
Term Loan B
(1-mo. CME Term SOFR at 0.50% Floor +
3.18%), 7.34% , 04/13/29 ........... 50 49,915
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.41% , 04/01/32 ........... 423 422,405
Clydesdale Acquisition Holdings, Inc., Delayed
Draw 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
7.41%
,
04/01/32 ................... —
(o)
222
Colossus Acquireco LLC, 1st Lien Term Loan ,
07/30/32
(n)
....................... 413 410,353
Mauser Packaging Solutions Holding Co., Facility
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 3.00%), 7.28%
,
04/15/27 .. 242 242,248
Pregis Topco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.16%
,
02/01/29 ................... 226 227,374
ProAmpac PG Borrower LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR + 4.00%), 8.19% -
8.32%
,
09/15/28 ................... 48 48,000
Reynolds Consumer Products LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.91%
,
03/04/32 ............ 69 68,758
Ring Container Technologies Group LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR +
2.50%), 6.66%
,
09/15/32 ............. 128 127,744
Trident TPI Holdings, Inc., 1st Lien Term Loan
B7 , (3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 7.75%
,
09/15/28 ............. 424 415,736
2,879,104
Distributors — 0.0%
Pai HoldCo, Inc., 1st Lien Term Loan B ,
10/28/27
(a) (n)
...................... 116 96,861
Diversified Consumer Services — 0.1%
(a)
Bright Horizons Family Solutions LLC, 1st Lien
Term Loan B , (1-mo. CME Term SOFR +
1.75%), 5.91%
,
08/23/32 ............. 362 363,182
KUEHG Corp., 1st Lien Term Loan , 06/12/30
(n)
. 112 111,958
Learning Care Group US No. 2, Inc., 1st
Lien Term Loan B , (3-mo. CME Term
SOFR at 0.50% Floor + 4.00%), 8.00% -
8.32%
,
08/11/28
(f)
.................. 53 51,865
OMNIA Partners LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.81%
,
07/25/30 ............. 159 158,704
PG Polaris BidCo SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 7.05%
,
03/26/31 ............. 178 178,013
Planet US Buyer LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.20%
,
02/07/31 ............. 111 111,572
Wand NewCo 3, Inc., 1st Lien Term Loan ,
01/30/31
(n)
....................... 514 511,604
1,486,898
Diversified REITs — 0.0%
RHP Hotel Properties LP, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 2.00% - 6.32%
,
05/18/30
(a)
....... 154 153,691
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.3%
(a)
Level 3 Financing, Inc., 1st Lien Term Loan B4 ,
03/29/32
(n)
....................... USD 872 $ 872,000
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.16%
,
06/01/28 ............. 23 23,188
Lumen Technologies, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.78%
,
04/16/29 ............. 247 244,958
Lumen Technologies, Inc., 1st Lien Term Loan
B2 , 04/15/30
(n)
..................... 326 323,728
Orbcomm, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.75% Floor + 4.25%), 8.53% -
8.71%
,
09/01/28 ................... 81 72,419
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.55% - 7.93% 09/25/29 .............. 718 578,526
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.51%
,
01/31/29 ........ 291 290,490
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
03/25/30
(n)
....................... 980 950,229
3,355,538
Electric Utilities — 0.1%
(a)
NRG Energy, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
6.06%
,
04/16/31 ................... 860 860,135
Vistra Operations Co. LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.91%
,
12/20/30 ............. 316 315,788
1,175,923
Electrical Equipment — 0.0%
GrafTech Global Enterprises, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00% Floor
+ 6.00%), 10.16%
,
12/21/29
(a)
.......... 30 30,165
Electronic Equipment, Instruments & Components — 0.0%
(a)
Celestica, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.92%
,
06/20/31
(f)
.................. 105 105,198
Coherent Corp., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.91%
,
07/02/29 ................... 213 212,894
Sanmina Corp., 1st Lien Term Loan B ,
08/06/32
(f) (n)
....................... 205 204,488
522,580
Energy Equipment & Services — 0.0%
(a)
Covia Holdings LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR + 2.75%), 6.95%
,
02/26/32 102 102,127
Stakeholder Midstream LLC, 1st Lien Term
Loan , (6-mo. CME Term SOFR + 4.00%),
8.04%
,
01/02/31 ................... 165 164,793
266,920
Entertainment — 0.3%
(a)
City Football Group Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.78%
,
07/22/30 ............. 319 319,082
Creative Artists Agency LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.66%
,
10/01/31 ............. 826 827,112
Delta 2 (Lux) SARL, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.30%
,
09/30/31 ............. 634 633,517

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
28
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment (continued)
Live Nation Entertainment, Inc., 1st Lien Term
Loan B4 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.99%
,
10/19/26 ........ USD 393 $ 392,398
Motion Finco SARL, Facility 1st Lien Term Loan
B3 , 11/13/29
(n)
..................... 476 425,362
TKO Worldwide Holdings LLC, 1st Lien Term
Loan B5 , (3-mo. CME Term SOFR + 2.00%),
6.04%
,
11/21/31 ................... 877 878,246
WMG Acquisition Corp., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.21%
,
01/24/31 ............. 736 736,018
4,211,735
Financial Services — 0.6%
(a)
ABG Intermediate Holdings 2 LLC, 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.25%), 6.41%
,
12/21/28 ........ 327 326,204
ABG Intermediate Holdings 2 LLC, Delayed Draw
1st Lien Term Loan , (1-mo. CME Term SOFR
at 0.00% Floor + 2.25%), 6.41%
,
02/13/32 .. 164 163,647
Acuren Delaware Holdco, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.91%
,
07/30/31 ............ 98 97,827
Apex Group Treasury LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.75%
,
02/27/32 ............. 406 396,553
APi Group DE, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.91%
,
01/03/29 ................... 651 650,414
Belron Finance 2019 LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR + 2.50%),
6.74%
,
10/16/31 ................... 880 883,990
Boost Newco Borrower LLC, 1st Lien Term Loan
B2 , (3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.00%
,
01/31/31 ............. 1,024 1,024,703
Clover Holdings SPV III LLC, 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.00% Floor +
0.00%), 15.00% 12/09/27 ............. 4 4,282
CPI Holdco B LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.16%
,
05/19/31 ................... 692 691,170
EOC BORROWER LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.16%
,
03/24/32 ............. 868 867,391
Gryphon Debt Merger Sub, Inc., 1st Lien Term
Loan , (6-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.88%
,
09/13/32 ............ 191 191,418
Guardian US Holdco LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.50%
,
01/31/30 ............. 79 79,340
Hyperion Refinance SARL, 1st Lien Term Loan ,
(1-mo. CME Term SOFR + 2.75%), 6.63% -
7.07%
,
02/17/31 ................... 512 511,547
Hyperion Refinance SARL, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.66%
,
04/18/30 ............. 44 43,734
ION Platform Finance US, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR + 3.75%),
7.69%
,
09/30/32 ................... 852 843,480
Orion US Finco, Inc., 1st Lien Term Loan ,
05/21/32
(n)
....................... 239 240,195
Sotera Health Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR + 2.50%),
6.66%
,
05/30/31 ................... 518 517,820
Security
Par (000)
Par (000) Value
Financial Services (continued)
Summit Acquisition, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.83%
,
10/16/31 ............. USD 37 $ 37,108
WEX, Inc., 1st Lien Term Loan B2 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.91%
,
04/03/28 ................... 79 79,271
WEX, Inc., 1st Lien Term Loan B3 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.91%
,
03/05/32 ................... 144 143,598
7,793,692
Food Products — 0.3%
(a)
Chobani LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.76%
,
10/25/27 ................... 1,199 1,201,887
Froneri International Ltd., 1st Lien Term Loan ,
07/16/32
(n)
....................... 236 235,372
Froneri International Ltd., Facility 1st Lien Term
Loan B4 , (6-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.24%
,
09/30/31 ........ 818 811,693
MP Midco Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 2.00% Floor +
6.50%), 10.81%
,
03/29/30 ............. 36 36,169
Nomad Foods US LLC, Facility 1st Lien Term
Loan B4 , (6-mo. CME Term SOFR at 0.50%
Floor + 2.50%), 6.54%
,
11/13/29 ........ 278 278,453
Primo Brands Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.55%
,
03/31/28 ................... 232 232,143
Utz Quality Foods LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.50%
,
01/29/32 ............. 478 477,334
3,273,051
Gas Utilities — 0.0%
M6 ETX Holdings II Midco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.32%
,
03/25/32
(a)
........... 151 150,623
Ground Transportation — 0.1%
(a)
Genesee & Wyoming, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.75%
,
04/10/31 ............. 1,106 1,101,312
Hertz Corp. (The), 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.07%
,
06/30/28 ................... 276 246,957
Hertz Corp. (The), 1st Lien Term Loan C , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
8.07%
,
06/30/28 ................... 54 48,607
1,396,876
Health Care Equipment & Supplies — 0.1%
(a)
Bausch + Lomb Corp., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.16% , 09/29/28 ........... 214 213,373
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.41% , 01/15/31 ........... 482 481,198
QuidelOrtho Corp., 1st Lien Term Loan B , (3-mo.
CME Term SOFR + 4.00%), 8.00%
,
08/20/32 187 185,910
880,481
Health Care Providers & Services — 0.5%
(a)
ACP Tara Holdings, Inc., 1st Lien Term Loan B ,
09/17/32
(f) (n)
....................... 64 64,000
AHP Health Partners, Inc., 1st Lien Term Loan B ,
09/20/32
(n)
....................... 45 45,535

Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
CHG Healthcare Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR + 2.75%),
7.05%
,
09/29/28 ................... USD 460 $ 460,287
CNT Holdings I Corp., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 2.25%),
6.56%
,
11/08/32 ................... 314 314,173
Concentra Health Services, Inc., 1st Lien Term
Loan B1 , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.16%
,
07/28/31 ........ 158 158,466
Ensemble RCM LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.31%
,
08/01/29 ............. 392 393,047
Examworks Bidco, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.91%
,
11/01/28 .............. 577 577,565
EyeCare Partners LLC, 1st Lien Term Loan A ,
(6-mo. CME Term SOFR at 0.00% Floor +
5.75%), 9.88%
,
08/31/28 ............. 23 23,289
EyeCare Partners LLC, 1st Lien Term Loan B ,
(6-mo. CME Term SOFR at 0.00% Floor +
1.00%), 5.23% 11/30/28 .............. 138 85,905
EyeCare Partners LLC, 1st Lien Term Loan C ,
(6-mo. CME Term SOFR at 0.00% Floor +
6.75%), 10.98% 11/30/28
(e) (l)
........... 44 9,560
LifePoint Health, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.07%
,
05/19/31 ............. 274 273,072
Medical Solutions Holdings, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.91%
,
11/01/28 ............ —
(o)
32
Medical Solutions Holdings, Inc., 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 7.00%), 11.31%
,
11/01/29 ............ 404 81,384
Medline Borrower LP, 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.32% , 10/23/28 ........... 1,923 1,922,977
(1-mo. CME Term SOFR + 2.00%),
6.16% , 10/23/30 ................. 80 79,750
Option Care Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.89%
,
09/16/32 ............. 405 403,983
Raven Acquisition Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.16%
,
11/19/31 ............ 140 140,145
Surgery Center Holdings, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR + 2.50%),
6.66%
,
12/19/30 ................... 391 391,408
Team Health Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.80%
,
06/30/28 ............. 115 114,402
Vizient, Inc., 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.91%
,
08/01/31 ................... 108 107,721
5,646,701
Health Care Technology — 0.3%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.91%
,
02/15/29 ............. 1,055 1,052,041
Cotiviti, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.03%
,
05/01/31 ................... 750 735,938
Security
Par (000)
Par (000) Value
Health Care Technology (continued)
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.10%
,
10/01/27 ............. USD 200 $ 196,171
PointClickCare Technologies, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.75%
,
11/03/31 ............ 244 243,965
Polaris Newco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.00%),
8.57%
,
06/02/28 ................... 389 374,940
Waystar Technologies, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR + 2.00%),
6.32%
,
10/22/29 ................... 359 358,802
Waystar Technologies, Inc., 1st Lien Term Loan
B , 10/22/29
(n)
..................... 119 119,066
3,080,923
Hotels, Restaurants & Leisure — 0.9%
(a)
1011778 BC ULC, 1st Lien Term Loan B5 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.91%
,
09/20/30 ................... 539 536,588
Aimbridge Acquisition Co., Inc., 1st Lien Term
Loan
(1-mo. CME Term SOFR at 0.00% Floor +
5.50%), 9.76% , 03/11/30 ............ 55 54,963
(1-mo. CME Term SOFR at 0.00% Floor +
7.61%), 11.76% , 03/11/30 ........... 51 50,333
Alterra Mountain Co., 1st Lien Term Loan B8 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.66%
,
05/31/30
(f)
............. 307 306,769
Bally's Corp., Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.84%
,
10/02/28 ............. 207 200,523
Caesars Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.41%
,
02/06/30 ............. 389 388,021
Caesars Entertainment, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.41%
,
02/06/31 ............. 790 787,253
Crown Finance US, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.78%
,
12/02/31 ............. 239 237,842
DK Crown Holdings, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.00%
,
03/04/32 ............. 482 480,679
Entain plc, 1st Lien Term Loan B5 , 07/30/32
(n)
.. 85 84,830
Fertitta Entertainment LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.41%
,
01/29/29 ............. 1,144 1,142,394
Flutter Financing BV, 1st Lien Term Loan B
(3-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.75% , 12/02/30 ........... 824 820,516
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.00% , 06/04/32 ........... 319 318,581
Four Seasons Hotels Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
1.75%), 5.91%
,
09/22/32 ............. 846 846,810
Great Canadian Gaming Corp., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.75%
,
11/01/29 ........ 219 210,015
Herschend Entertainment Co. LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.25%), 7.41%
,
05/27/32 ............ 222 223,045

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
30
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Hilton Domestic Operating Co., Inc., 1st Lien
Term Loan B4 , (1-mo. CME Term SOFR at
0.00% Floor + 1.75%), 5.91%
,
11/08/30 .... USD 575 $ 575,396
IRB Holding Corp., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.75% Floor + 2.50%),
6.66%
,
12/15/27 ................... 433 432,889
Light & Wonder International, Inc., 1st Lien Term
Loan B2 , (1-mo. CME Term SOFR at 0.50%
Floor + 2.25%), 6.39%
,
04/16/29 ........ 399 399,448
Ontario Gaming GTA LP, 1st Lien Term Loan B ,
08/01/30
(n)
....................... 115 111,628
Packers Holdings LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.66%
,
03/02/28 ............. 247 77,009
Penn Entertainment, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.66%
,
05/03/29 ............. 571 570,647
Scientific Games Holdings LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.50% Floor
+ 2.75%), 7.04%
,
04/04/29 ............ 182 180,877
SeaWorld Parks & Entertainment, Inc., 1st Lien
Term Loan B3 , (1-mo. CME Term SOFR at
0.50% Floor + 2.00%), 6.16%
,
12/04/31 ... 113 112,716
Six Flags Entertainment Corp., 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.16%
,
05/01/31 ........ 98 96,905
Station Casinos LLC, Facility 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.16%
,
03/14/31 ............. 649 648,881
Turquoise Topco Ltd., 1st Lien Term Loan B ,
08/13/32
(n)
....................... 191 191,120
Voyager Parent LLC, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.75%
,
07/01/32 ............. 295 295,404
Whatabrands LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.82%
,
08/03/28 ................... 269 269,517
Wyndham Hotels & Resorts, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 5.91%
,
05/24/30 ............ 345 346,333
10,997,932
Household Durables — 0.1%
(a)
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.25%
,
01/16/32 ............. 534 534,109
Madison Safety & Flow LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.91%
,
09/26/31 ............. 129 129,164
Serta Simmons Bedding LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 7.50%), 11.62%
,
06/29/28 ........... 124 115,350
Somnigroup International, Inc., 1st Lien Term
Loan B , (1-day SOFR at 0.00% Floor +
2.25%), 6.64%
,
10/24/31 ............. 151 151,710
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.66%
,
12/19/29 ............. 62 61,843
SWF Holdings I Corp., 1st Lien Term Loan A2 ,
(1-mo. CME Term SOFR at 1.00% Floor +
4.00%), 8.28%
,
10/06/28 ............. 139 113,134
Security
Par (000)
Par (000) Value
Household Durables (continued)
Weber-Stephen Products LLC, 1st Lien Term
Loan B
(1-mo. CME Term SOFR at 0.75% Floor +
3.25%), 7.53% , 10/29/27 ........... USD 227 $ 224,439
09/17/32
(n)
....................... 390 385,613
1,715,362
Independent Power and Renewable Electricity Producers — 0.1%
(a)
Calpine Construction Finance Co. LP, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.16%
,
07/19/30 ........ 444 443,480
Calpine Corp., Facility 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.91%
,
01/31/31 ............. 192 191,416
Constellation Renewables LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 1.00% Floor
+ 2.00%), 6.45%
,
12/15/27 ............ 225 224,728
Talen Energy Supply LLC, 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.73%
,
12/11/31 .............. 75 75,446
935,070
Industrial Conglomerates — 0.2%
(a)
Beach Acquisition Bidco LLC, 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.31%
,
09/13/32 ............. 82 82,342
Cube A&D Buyer, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.58%
,
10/18/31 ............. 70 69,824
EMRLD Borrower LP, 1st Lien Term Loan , (6-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.12%
,
08/04/31 ................... 432 430,071
EMRLD Borrower LP, 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.45%
,
05/31/30 ............. 760 757,838
LSF12 Crown US Commercial Bidco LLC, 1st
Lien Term Loan , 12/02/31
(n)
............ 180 180,113
Pinnacle Buyer, LLC, 1st Lien Term Loan ,
09/13/32
(n)
....................... 221 220,900
Resideo Funding, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 2.00%),
6.04%
,
08/13/32 ................... 258 257,840
1,998,928
Insurance — 0.6%
(a)
Alliant Holdings Intermediate LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR + 2.50%),
6.67%
,
09/19/31 ................... 1,709 1,703,683
AmWINS Group, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.75% Floor + 2.25%),
6.25%
,
01/30/32 ................... 827 826,207
Amynta Agency Borrower, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR + 2.75%),
6.91%
,
12/29/31 ................... 557 554,725
Baldwin Insurance Group Holdings LLC (The),
1st Lien Term Loan B2 , (1-mo. CME Term
SOFR + 2.50%), 6.64%
,
05/26/31 ....... 236 236,152
CRC Insurance Group LLC, 1st Lien Term Loan
B , 05/06/31
(n)
..................... 1,054 1,051,881
HUB International Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
2.25%), 6.58%
,
06/20/30 ............. 1,011 1,012,362

Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Jones DesLauriers Insurance Management,
Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.00% Floor + 2.75%),
7.06%
,
03/15/30 ................... USD 277 $ 275,046
OneDigital Borrower LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
07/02/31 ............. 61 60,925
Ryan Specialty LLC, 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.16%
,
09/15/31 ............. 554 554,109
USI, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.25%
,
09/27/30 ................... 475 474,440
USI, Inc., 1st Lien Term Loan D , (3-mo. CME
Term SOFR at 0.00% Floor + 2.25%),
6.25%
,
11/21/29 ................... 849 847,449
7,596,979
Interactive Media & Services — 0.0%
Camelot US Acquisition LLC, 1st Lien Term Loan
B , 01/31/31
(a) (n)
.................... 205 203,617
IT Services — 0.7%
(a)
Asurion LLC, 1st Lien Term Loan B11 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.51%
,
08/21/28 ................... 240 240,249
Asurion LLC, 1st Lien Term Loan B12 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.41%
,
09/19/30 ................... 80 79,262
Asurion LLC, 1st Lien Term Loan B13 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.41%
,
09/19/30 ................... 860 853,464
Asurion LLC, 2nd Lien Term Loan B4 , (1-mo.
CME Term SOFR at 0.00% Floor + 5.25%),
9.53%
,
01/19/29 ................... 427 407,749
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.25%
,
07/06/29 ................... 720 620,866
Clearwater Analytics LLC, 1st Lien Term Loan ,
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.46%
,
04/21/32 ............. 239 239,000
Ecovyst Catalyst Technologies LLC, 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.00%
Floor + 2.00%), 6.31%
,
06/12/31 ........ 321 320,327
Epicor Software Corp., 1st Lien Term Loan E ,
(1-mo. CME Term SOFR at 0.75% Floor +
2.50%), 6.66%
,
05/30/31 ............. 786 786,175
Fortress Intermediate 3, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.25%
,
06/27/31 ............. 145 145,267
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B7 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.91%
,
05/30/31 ........ 715 713,530
Go Daddy Operating Co. LLC, 1st Lien Term
Loan B8 , (1-mo. CME Term SOFR at 0.00%
Floor + 1.75%), 5.91%
,
11/09/29 ........ 195 195,170
Magenta Security Holdings LLC, 1st Lien Term
Loan
(3-mo. CME Term SOFR at 0.75% Floor +
6.50%), 11.07% , 07/27/28
(e) (l)
......... 264 52,657
(3-mo. CME Term SOFR at 0.75% Floor +
6.75%), 11.32% , 07/27/28 ........... 90 73,252
(3-mo. CME Term SOFR at 0.75% Floor +
7.00%), 11.57% , 07/27/28 ........... 95 41,240
Security
Par (000)
Par (000) Value
IT Services (continued)
Mitchell International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.41%
,
06/17/31 ............. USD 548 $ 547,643
Mitchell International, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
5.25%), 9.41%
,
06/07/32 ............. 88 86,856
Modena Buyer LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.81%
,
07/01/31 ................... 134 131,998
Project Alpha Intermediate Holding, Inc., 1st Lien
Term Loan , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.55%
,
10/28/30 ........ 223 223,744
Project Boost Purchaser LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 7.07%
,
07/16/31 ............ 549 547,626
Sedgwick Claims Management Services, Inc., 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.00% Floor + 2.50%), 6.82%
,
07/31/31 ... 983 981,440
Shift4 Payments LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 2.75%),
7.05%
,
06/30/32 ................... 184 185,303
X Corp., 1st Lien Term Loan B1 , (3-mo. CME
Term SOFR at 0.50% Floor + 6.50%),
10.96%
,
10/26/29 .................. 716 702,254
x.AI Corp., 1st Lien Term Loan , 06/28/30
(n)
.... 255 246,802
8,421,874
Life Sciences Tools & Services — 0.0%
(a)
Avantor Funding, Inc., 1st Lien Term Loan B6 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.26%
,
11/08/27 .............. 44 43,719
ICON Luxembourg SARL, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.00%
,
07/03/28 ............. 130 130,089
Pra Health Sciences, Inc., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.00%
,
07/03/28 ............. 33 33,044
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.00%
,
09/27/30 ................... 213 212,673
419,525
Machinery — 0.6%
(a)
Aggreko Holdings, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.21%
,
05/21/31 ............. 568 569,137
AI Aqua Merger Sub, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.28%
,
07/31/28 ............. 578 578,808
Chart Industries, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 2.50%),
6.79%
,
03/15/30 ................... 121 121,133
Columbus McKinnon Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.50%
,
05/15/28
(f)
............. 55 55,271
Filtration Group Corp., 1st Lien Term Loan
B , (1-mo. CME Term SOFR + 2.75%),
6.91%
,
10/23/28 ................... 700 702,149
Generac Power Systems, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 1.75%), 6.03%
,
06/12/31 ............ 74 74,529
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan , (6-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 7.92%
,
02/15/29 ........ 1,023 1,025,387

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
32
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Machinery (continued)
Indicor LLC, 1st Lien Term Loan D , (3-mo.
CME Term SOFR at 0.50% Floor + 2.75%),
6.75%
,
11/22/29 ................... USD 192 $ 192,162
Madison IAQ LLC, 1st Lien Term Loan
(6-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.70% , 06/21/28 ........... 832 832,124
(6-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.45% , 05/06/32 ........... 390 391,641
Rexnord LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 2.00%),
6.28%
,
10/04/28 ................... 162 163,198
SPX FLOW, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR + 2.75%), 6.91%
,
04/05/29 676 678,762
TK Elevator Midco GmbH, 1st Lien Term Loan
B1 , (6-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.20%
,
04/30/30 ............. 632 633,206
Vertiv Group Corp., 1st Lien Term Loan
B4 , (1-mo. CME Term SOFR + 1.75%),
6.03%
,
08/12/32 ................... 996 996,574
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.37%
,
12/18/28 ................... 210 46,237
WEC US Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.53%
,
01/27/31 ............. 470 470,522
7,530,840
Media — 0.3%
(a)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 9.82%
,
08/15/28
(f)
............. 545 526,172
Charter Communications Operating LLC, 1st Lien
Term Loan B4 , (3-mo. CME Term SOFR at
0.00% Floor + 2.00%), 6.29%
,
12/09/30 ... 300 299,389
Charter Communications Operating LLC, 1st Lien
Term Loan B5 , (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.54%
,
12/15/31 ... 228 227,437
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.28%
,
08/23/28 ........ 162 161,832
CSC Holdings LLC, 1st Lien Term Loan ,
01/18/28
(n)
....................... 102 101,406
CSC Holdings LLC, 1st Lien Term Loan B5 ,
04/15/27
(n)
....................... 677 654,077
DirecTV Financing LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.75% Floor +
5.00%), 9.57%
,
08/02/27 ............. 26 25,784
ECL Entertainment LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR + 3.00%),
7.16%
,
08/30/30 ................... 180 179,272
Fleet Midco I Ltd., 1st Lien Term Loan B2 , (6-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.54%
,
02/21/31
(f)
.................. 94 94,050
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.53% - 11.50%
,
05/23/29 ....... 2 1,599
Learfield Communications LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00% Floor
+ 4.50%), 8.82%
,
06/30/28 ............ 289 291,616
Outfront Media Capital LLC, 1st Lien Term Loan
B , 09/16/32
(n)
..................... 184 183,886
Speedster Bidco GmbH, Facility 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.24%
,
11/13/31 ........ 589 589,829
Security
Par (000)
Par (000) Value
Media (continued)
Telenet Financing USD LLC, Facility 1st Lien
Term Loan , 05/01/28
(n)
............... USD 85 $ 84,238
Ziggo Financing Partnership, 1st Lien Term Loan
I , (1-mo. CME Term SOFR at 0.00% Floor +
2.50%), 6.76%
,
04/28/28 ............. 147 146,853
3,567,440
Multi-Utilities — 0.1%
GFL Environmental Services, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.67%
,
03/03/32
(a)
........... 607 606,205
Oil, Gas & Consumable Fuels — 0.1%
(a)
Buckeye Partners LP, 1st Lien Term Loan B6 ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.91%
,
11/22/30 .............. 80 79,629
Buckeye Partners LP, 1st Lien Term Loan
B7 , (1-mo. CME Term SOFR + 1.75%),
5.85%
,
11/22/32 ................... 30 29,885
Freeport LNG Investments LLLP, 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.50%
Floor + 3.25%), 7.58%
,
12/21/28 ........ 525 524,418
GIP Pilot Acquisition Partners LP, 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 2.00%), 6.29%
,
10/04/30 ............ 63 62,930
Hilcorp Energy I LP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.15%
,
02/06/30 ................... 206 205,965
Meade Pipeline Co LLC, 1st Lien Term
Loan , (3-mo. CME Term SOFR + 2.00%),
6.00%
,
09/17/32 ................... 66 65,918
Murphy USA, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
6.03%
,
01/31/28 ................... 79 79,576
Oryx Midstream Services Permian Basin LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.25%), 6.42%
,
10/05/28 ... 513 513,148
WhiteWater Matterhorn Holdings LLC, 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 2.25%), 6.63%
,
06/16/32 ... 64 63,930
1,625,399
Passenger Airlines — 0.2%
(a)
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.58% , 04/20/28 ........... 228 227,201
(3-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.58% , 05/28/32 ........... 167 167,207
Air Canada, 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 2.00%),
6.17%
,
03/21/31 ................... 378 377,444
American Airlines, Inc., 1st Lien Term Loan
(6-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.98% , 01/29/27 ........... 193 192,306
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.50% , 02/15/28 ........... 303 302,595
(6-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.26% , 06/04/29 ........... 325 324,747
JetBlue Airways Corp., 1st Lien Term Loan ,
08/13/29
(n)
....................... 272 260,449
Stonepeak Nile Parent LLC, 1st Lien Term Loan ,
04/09/32
(n)
....................... 133 132,834

Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
Schedules of Investments
33
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
United Airlines, Inc., Facility 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.20%
,
02/24/31 ............. USD 284 $ 284,000
2,268,783
Personal Care Products — 0.2%
Rainbow Finco SARL, Facility 1st Lien Term
Loan B2 , (6-mo. EURIBOR at 0.00% Floor +
3.25%), 5.31%
,
02/26/29
(a)
............ EUR 2,438 2,873,451
Pharmaceuticals — 0.2%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.66%
,
08/02/32 ............ USD 539 538,100
Boots Group Bidco Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.70%
,
08/30/32 ............. 302 302,628
Elanco Animal Health, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.13%
,
08/02/27 ............. 342 341,100
Endo Finance Holdings, Inc., 1st Lien Term Loan ,
04/23/31
(n)
....................... 165 164,825
Jazz Financing Lux SARL, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor +
2.25%), 6.41%
,
05/05/28 ............. 499 499,012
Opal LLC, Facility 1st Lien Term Loan B2 , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.25%
,
04/23/32 ................... 450 450,900
Organon & Co., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 2.25%),
6.41%
,
05/19/31 ................... 133 129,427
Perrigo Investments LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
2.00%), 6.16%
,
04/20/29 ............. 242 241,325
2,667,317
Professional Services — 0.4%
(a)
AlixPartners LLP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.16%
,
08/12/32 ................... 778 772,275
Amentum Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.41%
,
09/29/31 ............. 324 323,614
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.78%
,
06/02/28 ................... 486 485,877
Corpay Technologies Operating Co. LLC, 1st
Lien Term Loan B4 , (1-mo. CME Term SOFR
at 0.00% Floor + 1.75%), 5.91%
,
04/28/28 .. 748 746,503
Dayforce, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.31%
,
03/01/31
(f)
.................. 625 624,527
Element Materials Technology Group US
Holdings, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.50% Floor + 3.68%),
7.68%
,
06/22/29 ................... 157 158,008
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.31% 07/31/30 .............. 157 142,106
Skopima Consilio Parent LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.75%), 7.91%
,
05/12/28 ............ 221 187,021
TransUnion LLC, 1st Lien Term Loan B8 , (1-mo.
CME Term SOFR at 0.00% Floor + 1.75%),
5.91%
,
06/24/31 ................... 586 585,038
Security
Par (000)
Par (000) Value
Professional Services (continued)
TransUnion LLC, 1st Lien Term Loan B9 , (1-mo.
CME Term SOFR at 0.50% Floor + 1.75%),
5.91%
,
06/24/31 ................... USD 354 $ 353,492
Zelis Cost Management Buyer, Inc., 1st Lien
Term Loan B2 , (1-mo. CME Term SOFR at
0.00% Floor + 2.75%), 7.07%
,
09/28/29 ... 295 294,139
Zelis Payments Buyer, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.57%
,
11/26/31 .............. 551 550,562
5,223,162
Real Estate Management & Development — 0.0%
Cushman & Wakefield US Borrower LLC, 1st
Lien Term Loan , (1-mo. CME Term SOFR at
0.50% Floor + 2.75%), 6.91%
,
01/31/30
(a)
.. 131 131,001
Semiconductors & Semiconductor Equipment — 0.1%
(a)
Entegris, Inc., 1st Lien Term Loan B , (3-mo. CME
Term SOFR at 0.00% Floor + 1.75%), 5.75% -
6.05%
,
07/06/29 ................... 148 148,530
MKS, Inc., 1st Lien Term Loan B , (1-mo. CME
Term SOFR at 0.50% Floor + 2.00%),
6.17%
,
08/17/29 ................... 369 368,272
Qnity Electronics, Inc., 1st Lien Term Loan B ,
08/12/32
(n)
....................... 409 408,489
925,291
Software — 1.2%
(a)
Applied Systems, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.25%
,
02/24/31 ............. 942 942,288
Avalara, Inc., 1st Lien Term Loan , 03/26/32
(n)
.. 29 28,992
Barracuda Networks, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
4.50%), 8.81%
,
08/15/29 ............. 298 248,661
Boxer Parent Co., Inc., 1st Lien Term Loan ,
07/30/31
(n)
....................... 822 820,070
Capstone Borrower, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
2.75%), 6.75%
,
06/17/30 ............. 332 330,728
CCC Intelligent Solutions, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 2.00%), 6.16%
,
01/23/32 ............ 691 689,673
Cloud Software Group, Inc., 1st Lien Term Loan
B
(1-mo. CME Term SOFR + 3.25%),
7.48% , 03/21/31 ................. 690 692,424
(3-mo. CME Term SOFR + 3.25%),
7.25% , 08/16/32 ................. 1,155 1,158,620
Cloudera, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
8.17%
,
10/09/28 ................... 169 165,974
Clover Holdings 2 LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.75%), 7.94%
,
12/09/31 ............. 924 923,337
DS Admiral Bidco LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.41%
,
06/26/31 ............. 158 157,528
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.91%
,
10/09/29 ............. 804 803,925
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.91%
,
11/15/32 .............. 133 135,770

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
34
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Gen Digital, Inc., 1st Lien Term Loan B
09/12/29
(n)
....................... USD 736 $ 733,617
(1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 6.07% , 04/16/32 ........... 218 217,415
Genesys Cloud Services, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.50%), 6.66%
,
01/30/32 ............ 1,369 1,358,813
Informatica LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 2.25%),
6.41%
,
10/27/28 ................... 315 315,507
Kaseya, Inc., 1st Lien Term Loan , (1-mo. CME
Term SOFR at 0.00% Floor + 3.25%),
7.41%
,
03/22/32 ................... 807 807,867
McAfee Corp., 1st Lien Term Loan B1 , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.22%
,
03/01/29 ................... 469 446,690
MH Sub I LLC, 1st Lien Term Loan
(3-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.25% , 05/03/28 ........... 163 156,799
(1-mo. CME Term SOFR at 0.50% Floor +
4.25%), 8.41% , 12/31/31 ........... 147 135,132
Planview Parent, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.51%
,
12/17/27 ............. 82 80,708
Proofpoint, Inc., 1st Lien Term Loan
08/31/28
(n)
....................... 86 86,224
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.16% , 08/31/28 ........... 784 785,965
QXO Building Products, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.16%
,
04/30/32 ............. 113 113,432
RealPage, Inc., 1st Lien Term Loan , 04/24/28
(n)
. 424 422,473
Sabre GLBL, Inc., 1st Lien Term Loan B1
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.78% , 12/17/27 ........... 52 49,517
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 10.26% , 11/15/29
(f)
.......... 137 128,535
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.78% , 12/17/27 ........... 17 16,210
(1-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.26% , 06/30/28 ........... 7 6,851
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 10.26% , 11/15/29
(f)
.......... 73 68,630
SS&C Technologies, Inc., 1st Lien Term Loan
B8 , (1-mo. CME Term SOFR + 2.00%),
6.32%
,
05/09/31 ................... 586 587,796
UKG, Inc., 1st Lien Term Loan , 02/10/31
(n)
.... 914 912,522
VS Buyer LLC, 1st Lien Term Loan , (3-mo. CME
Term SOFR + 2.25%), 6.56%
,
04/14/31 .... 616 613,778
15,142,471
Specialty Retail — 0.1%
(a)
Lavender Dutch BorrowerCo BV, 1st Lien Term
Loan , 09/29/32
(f) (n)
.................. 218 218,000
LS Group OpCo Acquistion LLC, 1st Lien Term
Loan B , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.66% - 6.96%
,
04/23/31 .. 241 239,993
Mavis Tire Express Services Topco Corp., 1st
Lien Term Loan , (3-mo. CME Term SOFR at
0.75% Floor + 3.00%), 7.20%
,
05/04/28 ... 795 794,692
Peer Holding III BV, 1st Lien Term Loan
B , (12-mo. CME Term SOFR + 2.25%),
6.02%
,
09/27/32 ................... 88 88,000
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
Restoration Hardware, Inc., 1st Lien Term Loan
(1-mo. CME Term SOFR at 0.50% Floor +
2.50%), 6.78% , 10/20/28 ........... USD 118 $ 114,361
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.51% , 10/20/28 ........... 67 65,092
Spectris, 1st Lien Term Loan , 09/24/32
(f) (n)
.... 61 61,076
1,581,214
Technology Hardware, Storage & Peripherals — 0.1%
Finastra USA, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.04%
,
09/15/32
(a)
.................. 980 975,453
Trading Companies & Distributors — 0.1%
(a)
Core & Main LP, 1st Lien Term Loan D , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.17%
,
07/27/28 ................... 546 545,542
Core & Main LP, 1st Lien Term Loan E , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.17%
,
02/10/31 ................... 174 173,811
Foundation Building Materials, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR + 4.00%),
8.31%
,
01/29/31 ................... 588 589,025
Gulfside Supply, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.00%
,
06/17/31 ................... 123 123,170
Herc Holdings, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.25%
,
06/02/32 ................... 72 72,270
TMK Hawk Parent Corp., 1st Lien Term Loan ,
(US Prime Rate at 11.00% Floor + 0.00%),
11.00% 12/15/31
(f)
.................. 15 —
TMK Hawk Parent Corp., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 1.00% Floor +
2.00%), 6.16% 06/29/29 .............. 441 155,363
1,659,181
Transportation Infrastructure — 0.1%
(a)
Apple Bidco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.66%
,
09/23/31 ................... 795 794,314
Brown Group Holding LLC, 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.91% - 7.07%
,
07/01/31 ........ 340 340,397
OLA Netherlands BV, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 6.25%),
10.51%
,
12/15/26
(f)
................. 173 171,909
Rand Parent LLC, 1st Lien Term Loan B ,
03/18/30
(n)
....................... 326 324,743
1,631,363
Wireless Telecommunication Services — 0.1%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 5.25%), 9.49%
,
08/09/32 ............ 140 139,825
Gogo Intermediate Holdings LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 3.75%), 8.18%
,
05/01/28 ............ 181 179,850
SBA Senior Finance II LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
1.75%), 5.92%
,
01/27/31 ............. 473 474,661

Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
Schedules of Investments
35
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services (continued)
Windstream Services LLC, 1st Lien Term Loan B ,
09/24/32
(f) (n)
....................... USD 325 $ 321,750
1,116,086
Total Floating Rate Loan Interests — 12 .1%
(Cost: $ 153,191,698 ) .............................. 152,438,181
Foreign Agency Obligations
Chile — 0.0%
Corp. Nacional del Cobre de Chile , 6.44% ,
01/26/36
(c)
....................... 227 245,387
Empresa Nacional del Petroleo , 5.95% ,
07/30/34
(b)
....................... 245 256,713
502,100
Colombia — 0.1%
Ecopetrol SA , 8.88% , 01/13/33 ............ 623 675,862
Denmark — 0.0%
Orsted A/S (5-Year EURIBOR ICE Swap Rate +
2.59%), 5.13% , 03/14/3024
(a) (c)
.......... EUR 100 120,426
France — 0.2%
Electricite de France SA
(a)(c)(j)
(BPISDS15 + 3.32%), 5.88% ........... GBP 200 265,618
(5-Year EURIBOR ICE Swap Rate + 2.07%),
4.38% ........................ EUR 100 116,524
(5-Year EURIBOR ICE Swap Rate + 3.28%),
5.63% ........................ 1,200 1,479,232
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 3.78%), 7.38% ........... GBP 300 411,496
2,272,870
Hong Kong — 0.0%
Airport Authority (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 4.70%),
2.10%
(a) (c) (j)
....................... USD 200 197,500
Hungary — 0.1%
(c)
Magyar Export-Import Bank Zrt. , 6.00% , 05/16/29 EUR 562 713,014
MVM Energetika Zrt. , 7.50% , 06/09/28 ...... USD 303 320,459
1,033,473
Indonesia — 0.0%
(c)
Pertamina Persero PT , 4.18% , 01/21/50 ..... 200 156,750
Perusahaan Perseroan Persero PT Perusahaan
Listrik Negara
1.88% , 11/05/31 ................... EUR 200 210,376
4.38% , 02/05/50 ................... USD 200 160,004
527,130
Mexico — 0.1%
Petroleos Mexicanos
5.35% , 02/12/28 ................... 140 139,160
8.75% , 06/02/29 ................... 680 733,445
5.95% , 01/28/31 ................... 671 650,535
1,523,140
Morocco — 0.1%
OCP SA
5.13% , 06/23/51
(c)
.................. 333 277,099
7.50% , 05/02/54
(b)
.................. 538 597,013
874,112
Security
Par (000)
Par (000) Value
Peru — 0.1%
(b)
Corp. Financiera de Desarrollo SA , 5.50% ,
05/06/30 ........................ USD 345 $ 354,660
Petroleos del Peru SA , 4.75% , 06/19/32 ..... 449 389,732
744,392
Republic of Turkiye — 0.0%
Turkiye Varlik Fonu Yonetimi A/S , 8.25% ,
02/14/29
(c)
....................... 215 227,470
Total Foreign Agency Obligations — 0 .7%
(Cost: $ 8,028,047 ) ............................... 8,698,475
Foreign Government Obligations
Armenia — 0.0%
Republic of Armenia , 6.75% , 03/12/35
(b)
...... 301 307,208
Bahrain — 0.0%
Kingdom of Bahrain , 5.45% , 09/16/32
(c)
...... 381 373,753
Barbados — 0.0%
Barbados Government Bond , 8.00% , 06/26/35
(b)
470 489,505
Benin — 0.1%
Benin Government Bond , 7.96% , 02/13/38
(b)
... 746 761,972
Bulgaria — 0.0%
Bulgaria Government Bond , 5.00% , 03/05/37
(c)
. 420 420,420
Cameroon — 0.0%
Republic of Cameroon , 9.50% , 07/31/31
(c)
.... 348 334,515
Chile — 0.1%
Republic of Chile
3.75% , 01/14/32 ................... EUR 323 387,989
4.34% , 03/07/42 ................... USD 610 539,850
927,839
Colombia — 0.1%
Republic of Colombia
8.00% , 04/20/33 ................... 371 404,390
8.00% , 11/14/35 ................... 245 263,191
7.75% , 11/07/36 ................... 341 357,198
8.75% , 11/14/53 ................... 200 219,650
1,244,429
Costa Rica — 0.1%
Republic of Costa Rica
6.55% , 04/03/34
(c)
.................. 297 319,572
7.30% , 11/13/54
(b)
.................. 312 341,640
661,212
Dominican Republic — 0.1%
Dominican Republic Government Bond
(b)
4.50% , 01/30/30 ................... 800 783,200
7.05% , 02/03/31 ................... 568 612,588
6.95% , 03/15/37 ................... 347 371,030
1,766,818
Ecuador — 0.0%
Republic of Ecuador , 6.90% , 07/31/30
(b) (d)
..... 106 93,835
Egypt — 0.2%
Arab Republic of Egypt
5.63% , 04/16/30
(c)
.................. EUR 371 414,748
7.63% , 05/29/32
(c)
.................. USD 756 744,282
9.45% , 02/04/33
(b)
.................. 343 366,046
8.50% , 01/31/47
(b)
.................. 301 264,504
7.50% , 02/16/61
(b)
.................. 335 262,305
2,051,885

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
36
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Gabon — 0.1%
Gabon Government Bond , 9.50% , 02/18/29
(c)
.. USD 753 $ 696,758
Guatemala — 0.1%
Republic of Guatemala
(b)
5.25% , 08/10/29 ................... 290 292,574
7.05% , 10/04/32 ................... 565 620,370
6.60% , 06/13/36 ................... 290 307,110
6.25% , 08/15/36 ................... 355 366,715
1,586,769
Hungary — 0.2%
Hungary Government Bond
5.25% , 06/16/29
(b)
.................. 596 608,367
5.38% , 09/12/33
(c)
.................. EUR 553 703,743
5.50% , 03/26/36
(b)
.................. USD 218 219,570
6.75% , 09/23/55
(b)
.................. 357 378,327
1,910,007
Indonesia — 0.1%
Perusahaan Penerbit SBSN Indonesia III , 2.55% ,
06/09/31
(c)
....................... 200 181,000
Republic of Indonesia
3.88% , 01/15/33 ................... EUR 319 380,608
5.30% , 08/14/35
(c)
.................. AUD 250 166,459
4.75% , 07/18/47
(c)
.................. USD 200 186,150
914,217
Ivory Coast — 0.1%
Republic of Cote d'Ivoire
6.38% , 03/03/28
(c)
.................. 247 250,557
5.88% , 10/17/31
(c)
.................. EUR 703 820,714
8.08% , 04/01/36
(b)
.................. USD 397 410,498
8.25% , 01/30/37
(b)
.................. 201 209,207
1,690,976
Jordan — 0.0%
Hashemite Kingdom of Jordan , 7.50% ,
01/13/29
(b)
....................... 334 347,764
Kenya — 0.0%
Republic of Kenya , 9.75% , 02/16/31
(b)
....... 430 458,939
Kyrgyzstan — 0.0%
Kyrgyz Republic International Bond , 7.75% ,
06/03/30
(b)
....................... 415 417,594
Latvia — 0.1%
Latvia Government Bond , 5.13% , 07/30/34
(b)
.. 696 713,361
Mexico — 1.3%
Eagle Funding Luxco SARL , 5.50% , 08/17/30
(b)
. 13,783 13,996,637
United Mexican States
5.38% , 03/22/33 ................... 565 564,435
6.63% , 01/29/38 ................... 310 325,887
5.13% , 03/19/38 ................... EUR 274 327,522
6.34% , 05/04/53 ................... USD 200 194,522
6.40% , 05/07/54 ................... 392 383,376
15,792,379
Mongolia — 0.0%
State of Mongolia , 3.50% , 07/07/27
(c)
....... 200 192,300
Montenegro — 0.0%
Republic of Montenegro , 2.88% , 12/16/27
(c)
... EUR 315 361,967
Morocco — 0.1%
Kingdom of Morocco
2.38% , 12/15/27
(c)
.................. USD 329 314,761
5.95% , 03/08/28
(b)
.................. 311 322,468
4.75% , 04/02/35
(b)
.................. EUR 646 781,220
1,418,449
Security
Par (000)
Par (000) Value
Nigeria — 0.1%
Federal Republic of Nigeria
10.38% , 12/09/34
(b)
................. USD 398 $ 442,974
7.63% , 11/28/47
(c)
.................. 385 330,291
773,265
North Macedonia — 0.0%
Republic of North Macedonia , 6.96% , 03/13/27
(c)
EUR 269 328,288
Oman — 0.1%
Oman Government Bond , 6.75% , 01/17/48
(c)
.. USD 673 739,829
Pakistan — 0.0%
Islamic Republic of Pakistan , 6.00% , 04/08/26
(c)
200 199,000
Panama — 0.1%
Republic of Panama
7.50% , 03/01/31 ................... 613 676,446
6.40% , 02/14/35 ................... 535 554,527
1,230,973
Paraguay — 0.0%
Republic of Paraguay
(c)
2.74% , 01/29/33 ................... 322 284,648
5.60% , 03/13/48 ................... 237 224,498
509,146
Peru — 0.1%
Republic of Peru
2.78% , 01/23/31 ................... 553 510,004
1.86% , 12/01/32 ................... 527 435,039
945,043
Philippines — 0.0%
Republic of Philippines , 3.70% , 03/01/41 ..... 200 170,200
Poland — 0.1%
Republic of Poland
4.88% , 10/04/33 ................... 286 289,033
5.50% , 04/04/53 ................... 437 421,954
710,987
Republic of Turkiye — 0.1%
Republic of Turkiye (The) , 7.13% , 02/12/32 ... 685 708,119
Romania — 0.2%
Romania Government Bond
5.25% , 11/25/27
(b)
.................. 296 299,104
2.12% , 07/16/31
(c)
.................. EUR 763 763,670
5.88% , 07/11/32
(b)
.................. 288 346,157
6.25% , 09/10/34
(b)
.................. 659 795,734
6.75% , 07/11/39
(b)
.................. 293 350,739
2,555,404
Saudi Arabia — 0.1%
Kingdom of Saudi Arabia
4.50% , 04/17/30
(c)
.................. USD 691 699,257
5.00% , 01/18/53
(b)
.................. 633 571,283
1,270,540
Serbia — 0.1%
Republic of Serbia
6.50% , 09/26/33
(c)
.................. 328 355,322
6.00% , 06/12/34
(b)
.................. 408 424,932
780,254
South Africa — 0.1%
Republic of South Africa
7.10% , 11/19/36
(b)
.................. 388 404,684
5.00% , 10/12/46 ................... 388 291,373
5.75% , 09/30/49 ................... 792 634,360

Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
Schedules of Investments
37
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
South Africa (continued)
7.95% , 11/19/54
(b)
.................. USD 497 $ 504,323
1,834,740
Sri Lanka — 0.0%
Sri Lanka Government Bond
(b)
4.00% , 04/15/28 ................... 30 28,451
3.10% , 01/15/30
(d)
.................. 33 30,996
3.35% , 03/15/33
(d)
.................. 65 55,613
3.60% , 06/15/35
(d)
.................. 44 31,927
3.60% , 05/15/36
(d)
.................. 30 26,836
3.60% , 02/15/38
(d)
.................. 61 53,999
227,822
Trinidad and Tobago — 0.1%
Republic of Trinidad & Tobago , 6.40% , 06/26/34
(b)
710 722,958
Ukraine — 0.0%
Ukraine Government Bond
(b)(d)
4.50% , 02/01/29 ................... 100 67,668
0.00% , 02/01/30 ................... 9 4,743
0.00% , 02/01/34 ................... 34 13,965
4.50% , 02/01/34 ................... 66 36,985
0.00% , 02/01/35 ................... 29 13,804
0.00% , 02/01/36 ................... 24 11,479
148,644
United Arab Emirates — 0.0%
United Arab Emirates Government Bond , 3.90% ,
09/09/50
(c)
....................... 480 363,149
Uruguay — 0.0%
Oriental Republic of Uruguay , 5.25% , 09/10/60 . 577 542,221
Uzbekistan — 0.1%
Republic of Uzbekistan
(b)
5.38% , 05/29/27 ................... EUR 383 462,829
7.85% , 10/12/28 ................... USD 296 317,608
780,437
Total Foreign Government Obligations — 4 .1%
(Cost: $ 48,806,908 ) ............................... 51,475,890
Shares
Shares
Investment Companies
Invesco Senior Loan ETF
(p)
.............. 186,000 3,892,980
iShares AAA CLO Active ETF
(q)
........... 300,000 15,589,500
iShares Floating Rate Bond ETF
(q)
......... 308,079 15,738,216
iShares J.P. Morgan USD Emerging Markets
Bond ETF
(q)
...................... 258,556 24,611,946
VanEck JPMorgan EM Local Currency Bond ETF 1,192,734 30,426,644
Total Investment Companies — 7 .2%
(Cost: $ 88,191,422 ) ............................... 90,259,286
Par (000)
Par (000)
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.1%
Alternative Loan Trust
Series 2006-OA11, Class A1B, (1-mo. CME
Term SOFR at 0.38% Floor + 0.49%),
4.65%, 09/25/46
(a)
................ 1,056 1,032,096
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37 1,676 726,909
1,759,005
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities — 0.2%
(a)(b)
Hudson Yards Mortgage Trust, Series 2019-
55HY, Class F, 3.04%, 12/10/41 ......... USD 1,343 $ 1,143,729
Velocity Commercial Capital Loan Trust
Series 2019-3, Class M2, 3.28%, 10/25/49 .. 1,369 1,265,315
Series 2019-3, Class M3, 3.38%, 10/25/49 .. 417 380,045
2,789,089
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Benchmark Mortgage Trust, Series 2019-B13,
Class XA, 1.21%, 08/15/57 ............ 23,745 784,071
J.P. Morgan Chase Commercial Mortgage
Securities Trust, Series 2016-JP3, Class XC,
0.75%, 08/15/49
(b)
.................. 8,700 42,741
826,812
Total Non-Agency Mortgage-Backed Securities — 0 .4%
(Cost: $ 6,143,738 ) ............................... 5,374,906
Beneficial Interest
(000)
Other Interests
(r)
Capital Markets — 0.0%
Millennium Corp. Claim
(f)
................ 811 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... —
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.5%
Aerospace & Defense — 0.0%
Boeing Co. (The) , 6.00% , 10/15/27
(k)
........ —
(o)
34,576
Banks — 0.5%
PNC Financial Services Group, Inc. (The) , Series
W , (7-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.81%), 6.25%
(a) (j)
. 5,418 5,559,415
Electric Utilities — 0.0%
(a)(j)
Edison International , Series A , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.70%), 5.38% ............. 59 57,281
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(b)
.................. 95 103,585
160,866
Financial Services — 0.0%
Shift4 Payments, Inc. , 6.00% , 05/01/28
(k)
..... —
(o)
18,310
Independent Power and Renewable Electricity Producers — 0.0%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a) (b) (j)
....................... 165 167,520
Oil, Gas & Consumable Fuels — 0.0%
Energy Transfer LP , Series H , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(a) (j)
........... 55 55,205
Semiconductors & Semiconductor Equipment — 0.0%
Microchip Technology, Inc. , 7.50% , 03/15/28
(k)
. 1 41,321
Total Capital Trusts — 0 .5%
(Cost: $ 5,464,263 ) ............................... 6,037,213

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
38
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Preferred Stocks — 0.0%
IT Services — 0.0%
(e)(f)
Veritas Newco ....................... 710 $ 16,150
Veritas Newco, Series G-1 ............... 490 11,156
27,306
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC
(e)
................. 59,619 1
Total Preferred Stocks — 0.0%
(Cost: $ 78,028 ) ................................. 27,307
Total Preferred Securities — 0 .5%
(Cost: $ 5,542,291 ) ............................... 6,064,520
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Mortgage-Backed Securities — 24.3%
Uniform Mortgage-Backed Securities ,
6.00% , 10/25/55
(s)
.................. USD 297,875 304,305,427
Total U.S. Government Sponsored Agency Securities — 24 .3%
(Cost: $ 304,961,167 ) .............................. 304,305,427
Shares
Shares
Warrants
Diversified Consumer Services — 0.0%
Service King Midas International ( Issued/
Exercisable 07/14/22 , 1 Share for 1 Warrant,
Expires 04/26/27 , Strike Price USD 10.00 )
(e) (f)
690 —
Total Warrants — 0.0%
(Cost: $ — ) ..................................... —
Total Long-Term Investments — 111.4%
(Cost: $ 1,391,637,252 ) ............................ 1,397,650,783
Short-Term Securities
Money Market Funds — 2.5%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.01%
(q) (t)
................... 31,057,749 31,057,749
Total Money Market Funds — 2 .5%
(Cost: $ 31,057,749 ) ............................... 31,057,749
Par (000)
Pa r (000)
U.S. Treasury Obligations — 9.2%
U.S. Treasury Bills
(u)
4.08% , 10/14/25 ................... 26,000 25,962,073
4.27% , 10/16/25 ................... 60,000 59,898,650
4.27% , 10/30/25 ................... 30,000 29,902,024
Total U.S. Treasury Obligations — 9 .2%
(Cost: $ 115,754,082 ) .............................. 115,762,747
Total Short-Term Securities — 11.7%
(Cost: $ 146,811,831 ) .............................. 146,820,496
Security
Par (000)
Par (000) Value
Total Options Purchased — 0.0%
( Cost: $ 95,200 ) ................................. $ 190,045
Total Investments — 123 .1%
(Cost: $ 1,538,544,283 ) ............................ 1,544,661,324
Liabilities in Excess of Other Assets — (23.1) % ............ (289,912,931)
Net Assets — 100.0% ...............................
$ 1,254,748,393

Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
Schedules of Investments
39
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Non-income producing security.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(h)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $86,730, representing less than 0.05% of its net assets as of period end, and an original cost of $0.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Perpetual security with no stated maturity date.
(k)
Convertible security.
(l)
Issuer filed for bankruptcy and/or is in default.
(m)
Zero-coupon bond.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Rounds to less than 1,000.
(p)
All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(q)
Affiliate of the Fund.
(r)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(s)
Represents or includes a TBA transaction.
(t)
Annualized 7-day yield as of period end.
(u)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
09/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 22,559,723 $ 8,498,026
(a)
$ — $ — $ — $ 31,057,749 31,057,749 $ 1,833,553 $ —
iShares AAA CLO Active ETF . 5,197,000 10,362,999 — — 29,501 15,589,500 300,000 764,408 3,675
iShares Floating Rate Bond
ETF ................ 15,724,352 — — — 13,864 15,738,216 308,079 795,779 —
iShares J.P. Morgan USD
Emerging Markets Bond
ETF ................ — 22,980,199 — — 1,631,747 24,611,946 258,556 517,251 —
$ — $ 1,675,112 $ 86,997,411 $ 3,910,991 $ 3,675
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
40
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
U.S. Treasury 10-Year Note ................................................... 226 12/19/25 $ 25,421 $ 154,406
U.S. Treasury 10-Year Ultra Note ............................................... 409 12/19/25 47,067 407,959
U.S. Treasury Long Bond ..................................................... 524 12/19/25 61,079 1,558,131
U.S. Treasury Ultra Bond ..................................................... 411 12/19/25 49,359 1,423,942
U.S. Treasury 2-Year Note .................................................... 193 12/31/25 40,215 42,960
U.S. Treasury 5-Year Note .................................................... 3,391 12/31/25 370,202 906,116
4,493,514
Short Contracts
U.S. Treasury 10-Year Note ................................................... 882 12/19/25 99,211 2,489
U.S. Treasury 10-Year Ultra Note ............................................... 497 12/19/25 57,194 (808,455)
U.S. Treasury Long Bond ..................................................... 460 12/19/25 53,619 (1,310,179)
U.S. Treasury Ultra Bond ..................................................... 589 12/19/25 70,735 (1,875,987)
U.S. Treasury 2-Year Note .................................................... 389 12/31/25 81,055 (51,470)
U.S. Treasury 5-Year Note .................................................... 24 12/31/25 2,620 (9,974)
(4,053,576)
$ 439,938
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
GBP 60,000 USD 80,653 Bank of America NA 10/15/25 $ 47
USD 869,865 CHF 690,000 Morgan Stanley & Co. International plc 10/15/25 1,663
USD 99,426,849 EUR 84,560,000 Deutsche Bank AG 10/15/25 67,213
USD 35,283 EUR 30,000 Morgan Stanley & Co. International plc 10/15/25 32
USD 14,394,969 GBP 10,610,000 UBS AG 10/15/25 124,477
USD 323,906 EUR 273,120 Barclays Bank plc 10/16/25 2,963
USD 7,765,504 EUR 6,602,431 Citibank NA 10/16/25 7,010
USD 357,889 EUR 303,880 JPMorgan Chase Bank NA 10/16/25 800
USD 444,692 EUR 376,000 JPMorgan Chase Bank NA 12/17/25 1,275
205,480
USD 93,524 EUR 80,000 Standard Chartered Bank 10/15/25 (478)
USD 809,627 EUR 690,000 UBS AG 10/15/25 (1,136)
USD 1,025,162 AUD 1,550,000 Barclays Bank plc 12/17/25 (1,410)
USD 281,585 AUD 430,000 Goldman Sachs International 12/17/25 (3,206)
USD 776,078 EUR 660,000 Barclays Bank plc 12/17/25 (2,260)
(8,490)
$ 196,990
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Call
iShares MSCI Emerging Markets ETF .............. 4,087 10/17/25 USD 54.00 USD 21,825 $ 190,045

Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
Schedules of Investments
41
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
44.V1 ........... 5 .00 % Quarterly 06/20/30 B+ USD 66,050 $ 5,357,976 $ 2,728,630 $ 2,629,346
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate GmbH 5 .00 % Quarterly
Goldman Sachs
International 06/20/26 CCC EUR 100 $ 1,706 $ (1,107) $ 2,813
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 06/20/29 BB- EUR 83 10,514 7,169 3,345
Forvia SE ........... 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 60 7,554 3,636 3,918
Forvia SE ........... 5 .00 Quarterly JPMorgan Chase Bank 12/20/29 BB- EUR 100 12,590 5,768 6,822
iTraxx Europe Crossover
Index Series 42.V2 .. 5 .00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 195 31,998 22,717 9,281
iTraxx Europe Crossover
Index Series 42.V2 .. 5 .00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 253 41,516 40,842 674
Zegona Finance plc .... 5 .00 Quarterly BNP Paribas SA 06/20/30 BB EUR 106 19,223 17,659 1,564
Zegona Finance plc .... 5 .00 Quarterly Deutsche Bank AG 06/20/30 BB EUR 106 19,197 14,027 5,170
Virgin Media Finance plc . 5 .00 Quarterly
Goldman Sachs
International 12/20/30 B- EUR 100 9,362 9,730 (368)
$ 153,660 $ 120,441 $ 33,219
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 12/20/25 USD 1,000 $ 25,100 $ (4,906) $ 30,006
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 03/20/26 USD 1,000 24,996 (6,937) 31,933
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination BNP Paribas SA 06/20/26 USD 4,000 2,380 (41,351) 43,731
$ 52,476 $ (53,194) $ 105,670

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
42
Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .31%
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 2,728,630 $ — $ 2,629,346 $ —
OTC Swaps ................................................................... 121,548 (54,301) 139,257 (368)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 4,496,003 $ — $ 4,496,003
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 205,480 — — 205,480
Options purchased
Investments at value — unaffiliated
(b)
............ — — 190,045 — — — 190,045
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 2,629,346 — — — — 2,629,346
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 155,135 — — 105,670 — 260,805
$ — $ 2,784,481 $ 190,045 $ 205,480 $ 4,601,673 $ — $ 7,781,679
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 4,056,065 $ — $ 4,056,065
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 8,490 — — 8,490
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 1,475 — — 53,194 — 54,669
$ — $ 1,475 $ — $ 8,490 $ 4,109,259 $ — $ 4,119,224
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes options purchased at value as reported in the Schedule of Investments.

Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
Schedules of Investments
43
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ (92,081) $ — $ 2,456,464 $ — $ 2,364,383
Forward foreign currency exchange contracts .... — — — (5,725,836) — — (5,725,836)
Options purchased
(a)
..................... — (234,974) (679,227) — (1,333,702) — (2,247,903)
Options written ........................ — — 324,103 — 621,598 — 945,701
Swaps .............................. — 1,965,456 — — 121,366 — 2,086,822
$ — $ 1,730,482 $ (447,205) $ (5,725,836) $ 1,865,726 $ — $ (2,576,833)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 99,481 $ — $ (323,668) $ — $ (224,187)
Forward foreign currency exchange contracts .... — — — 771,407 — — 771,407
Options purchased
(b)
..................... — — 94,845 — (1,828,523) — (1,733,678)
Options written ........................ — — — — 926,415 — 926,415
Swaps .............................. — 2,662,038 — — 7,578 — 2,669,616
$ — $ 2,662,038 $ 194,326 $ 771,407 $ (1,218,198) $ — $ 2,409,573
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 612,292,088
Average notional value of contracts — short ................................................................................. 372,812,217
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 93,898,159
Average amounts sold — in USD ........................................................................................ 1,591,414
Options
Average value of option contracts purchased ................................................................................ 198,377
Average value of option contracts written ................................................................................... 91,831
Average notional value of swaption contracts purchased ......................................................................... —
(a)
Credit default swaps
Average notional value — buy protection ................................................................................... 44,283
Average notional value — sell protection ................................................................................... 29,219,267
Total return swaps
Average notional value ............................................................................................... 6,275,000
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 646,473 $ 531,514
Forward f oreign currency exchange contracts ................................................................. 205,480 8,490
Options
(a)
......................................................................................... 190,045 —
Swaps — centrally cleared .............................................................................. 167,269 —
Swaps — OTC
(b)
..................................................................................... 260,805 54,669
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 1,470,072 $ 594,673
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(1,003,787) (531,514)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 466,285 $ 63,159
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
44
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Bank of America NA .............................. $ 47 $ — $ — $ — $ 47
Barclays Bank plc ................................ 2,963 (2,963) — — —
BNP Paribas SA ................................. 156,891 (53,194) — — 103,697
Citibank NA .................................... 7,010 — — — 7,010
Deutsche Bank AG ............................... 86,410 — — — 86,410
Goldman Sachs International ........................ 72,127 (4,681) — — 67,446
JPMorgan Chase Bank NA .......................... 14,665 — — — 14,665
Morgan Stanley & Co. International plc .................. 1,695 — — — 1,695
UBS AG ...................................... 124,477 (1,136) — — 123,341
$ 466,285 $ (61,974) $ — $ — $ 404,311
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(d)
Barclays Bank plc ................................ $ 3,670 $ (2,963) $ — $ — $ 707
BNP Paribas SA ................................. 53,194 (53,194) — — —
Goldman Sachs International ........................ 4,681 (4,681) — — —
Standard Chartered Bank ........................... 478 — — — 478
UBS AG ...................................... 1,136 (1,136) — — —
$ 63,159 $ (61,974) $ — $ — $ 1,185
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities ................................... $ — $ 303,511,884 $ — $ 303,511,884
Common Stocks
Commercial Services & Supplies ............................. — — 9,568 9,568
Construction & Engineering ................................ 7,681 — — 7,681
Financial Services ...................................... — — 192,274 192,274
Food Products ......................................... — 39,605 — 39,605
Hotels, Restaurants & Leisure .............................. 24,253 — — 24,253
IT Services ........................................... — — 301,823 301,823
Machinery ............................................ — — — —
Media ............................................... — — 86,730 86,730
Metals & Mining ........................................ 53,553 — — 53,553
Oil, Gas & Consumable Fuels ............................... 192,274 — — 192,274
Specialized REITs ...................................... 87,427 — — 87,427
Trading Companies & Distributors ............................ — — 62,546 62,546
Corporate Bonds
Aerospace & Defense .................................... — 2,078,570 — 2,078,570

Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
Schedules of Investments
45
Level 1 Level 2 Level 3 Total
Air Freight & Logistics .................................... $ — $ 39,652 $ — $ 39,652
Automobile Components .................................. — 5,802,992 — 5,802,992
Automobiles .......................................... — 9,062,118 — 9,062,118
Banks ............................................... — 96,240,258 — 96,240,258
Biotechnology ......................................... — 1,197,096 — 1,197,096
Broadline Retail ........................................ — 1,774,813 — 1,774,813
Building Products ....................................... — 2,640,991 — 2,640,991
Capital Markets ........................................ — 76,919,029 — 76,919,029
Chemicals ............................................ — 8,781,552 — 8,781,552
Commercial Services & Supplies ............................. — 6,636,612 — 6,636,612
Communications Equipment ................................ — 106,647 — 106,647
Construction & Engineering ................................ — 1,840,302 — 1,840,302
Construction Materials .................................... — 321,594 — 321,594
Consumer Finance ...................................... — 8,345,823 — 8,345,823
Consumer Staples Distribution & Retail ........................ — 4,065,940 — 4,065,940
Containers & Packaging .................................. — 3,112,965 — 3,112,965
Distributors ........................................... — 107,873 — 107,873
Diversified Consumer Services .............................. — 1,513,030 — 1,513,030
Diversified REITs ....................................... — 8,789,733 — 8,789,733
Diversified Telecommunication Services ........................ — 9,528,013 — 9,528,013
Electric Utilities ........................................ — 8,880,294 — 8,880,294
Electrical Equipment ..................................... — 908,087 — 908,087
Electronic Equipment, Instruments & Components ................. — 236,853 — 236,853
Energy Equipment & Services .............................. — 1,828,719 — 1,828,719
Entertainment ......................................... — 1,429,949 — 1,429,949
Financial Services ...................................... — 15,719,798 — 15,719,798
Food Products ......................................... — 1,976,740 — 1,976,740
Gas Utilities ........................................... — 285,579 — 285,579
Ground Transportation ................................... — 6,993,945 — 6,993,945
Health Care Equipment & Supplies ........................... — 942,965 — 942,965
Health Care Providers & Services ............................ — 10,117,398 — 10,117,398
Health Care REITs ...................................... — 368,410 — 368,410
Health Care Technology .................................. — 111,039 — 111,039
Hotel & Resort REITs .................................... — 615,983 — 615,983
Hotels, Restaurants & Leisure .............................. — 13,542,539 — 13,542,539
Household Durables ..................................... — 7,641,659 — 7,641,659
Independent Power and Renewable Electricity Producers ............ — 1,410,965 — 1,410,965
Insurance ............................................ — 9,085,650 — 9,085,650
Interactive Media & Services ............................... — 109,006 — 109,006
IT Services ........................................... — 4,621,854 — 4,621,854
Life Sciences Tools & Services .............................. — 15,151 — 15,151
Machinery ............................................ — 1,094,353 — 1,094,353
Media ............................................... — 6,453,253 — 6,453,253
Metals & Mining ........................................ — 6,477,631 — 6,477,631
Mortgage Real Estate Investment Trusts (REITs) .................. — 149,256 — 149,256
Multi-Utilities .......................................... — 4,554,873 — 4,554,873
Office REITs .......................................... — 732,480 — 732,480
Oil, Gas & Consumable Fuels ............................... — 28,589,825 — 28,589,825
Paper & Forest Products .................................. — 2,865,598 — 2,865,598
Passenger Airlines ...................................... — 1,321,453 — 1,321,453
Personal Care Products .................................. — 537,286 — 537,286
Pharmaceuticals ....................................... — 11,697,258 — 11,697,258
Professional Services .................................... — 333,769 — 333,769
Real Estate Management & Development ....................... — 7,884,865 — 7,884,865
Retail REITs .......................................... — 55,000 — 55,000
Semiconductors & Semiconductor Equipment .................... — 4,249,733 — 4,249,733
Software ............................................. — 11,887,229 — 11,887,229
Specialized REITs ...................................... — 8,235,832 — 8,235,832
Specialty Retail ........................................ — 7,117,807 — 7,117,807
Technology Hardware, Storage & Peripherals .................... — 144,899 — 144,899
Textiles, Apparel & Luxury Goods ............................ — 2,440,037 — 2,440,037
Tobacco ............................................. — 12,224,031 — 12,224,031
Trading Companies & Distributors ............................ — 747,605 — 747,605
Transportation Infrastructure ............................... — 815,347 — 815,347
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
46
Level 1 Level 2 Level 3 Total
Wireless Telecommunication Services ......................... $ — $ 17,301,488 $ — $ 17,301,488
Fixed Rate Loan Interests ................................... — 805,386 — 805,386
Floating Rate Loan Interests
Aerospace & Defense .................................... — 5,406,457 — 5,406,457
Automobile Components .................................. — 2,385,756 — 2,385,756
Automobiles .......................................... — 452,966 — 452,966
Beverages ........................................... — 1,041,042 — 1,041,042
Biotechnology ......................................... — 648,204 — 648,204
Broadline Retail ........................................ — 563,854 — 563,854
Building Products ....................................... — 2,383,147 — 2,383,147
Capital Markets ........................................ — 4,269,851 — 4,269,851
Chemicals ............................................ — 5,256,967 201,478 5,458,445
Commercial Services & Supplies ............................. — 6,906,953 210,814 7,117,767
Communications Equipment ................................ — 391,043 — 391,043
Construction & Engineering ................................ — 1,091,388 — 1,091,388
Construction Materials .................................... — 2,620,581 — 2,620,581
Consumer Staples Distribution & Retail ........................ — 391,974 — 391,974
Containers & Packaging .................................. — 2,879,104 — 2,879,104
Distributors ........................................... — 96,861 — 96,861
Diversified Consumer Services .............................. — 1,435,033 51,865 1,486,898
Diversified REITs ....................................... — 153,691 — 153,691
Diversified Telecommunication Services ........................ — 3,355,538 — 3,355,538
Electric Utilities ........................................ — 1,175,923 — 1,175,923
Electrical Equipment ..................................... — 30,165 — 30,165
Electronic Equipment, Instruments & Components ................. — 212,894 309,686 522,580
Energy Equipment & Services .............................. — 266,920 — 266,920
Entertainment ......................................... — 4,211,735 — 4,211,735
Financial Services ...................................... — 7,793,692 — 7,793,692
Food Products ......................................... — 3,273,051 — 3,273,051
Gas Utilities ........................................... — 150,623 — 150,623
Ground Transportation ................................... — 1,396,876 — 1,396,876
Health Care Equipment & Supplies ........................... — 880,481 — 880,481
Health Care Providers & Services ............................ — 5,582,701 64,000 5,646,701
Health Care Technology .................................. — 3,080,923 — 3,080,923
Hotels, Restaurants & Leisure .............................. — 10,691,163 306,769 10,997,932
Household Durables ..................................... — 1,715,362 — 1,715,362
Independent Power and Renewable Electricity Producers ............ — 935,070 — 935,070
Industrial Conglomerates .................................. — 1,998,928 — 1,998,928
Insurance ............................................ — 7,596,979 — 7,596,979
Interactive Media & Services ............................... — 203,617 — 203,617
IT Services ........................................... — 8,421,874 — 8,421,874
Life Sciences Tools & Services .............................. — 419,525 — 419,525
Machinery ............................................ — 7,475,569 55,271 7,530,840
Media ............................................... — 2,947,218 620,222 3,567,440
Multi-Utilities .......................................... — 606,205 — 606,205
Oil, Gas & Consumable Fuels ............................... — 1,625,399 — 1,625,399
Passenger Airlines ...................................... — 2,268,783 — 2,268,783
Personal Care Products .................................. — 2,873,451 — 2,873,451
Pharmaceuticals ....................................... — 2,667,317 — 2,667,317
Professional Services .................................... — 4,598,635 624,527 5,223,162
Real Estate Management & Development ....................... — 131,001 — 131,001
Semiconductors & Semiconductor Equipment .................... — 925,291 — 925,291
Software ............................................. — 14,945,306 197,165 15,142,471
Specialty Retail ........................................ — 1,302,138 279,076 1,581,214
Technology Hardware, Storage & Peripherals .................... — 975,453 — 975,453
Trading Companies & Distributors ............................ — 1,659,181 — 1,659,181
Transportation Infrastructure ............................... — 1,459,454 171,909 1,631,363
Wireless Telecommunication Services ......................... — 794,336 321,750 1,116,086
Foreign Agency Obligations ................................. — 8,698,475 — 8,698,475
Foreign Government Obligations .............................. — 51,475,890 — 51,475,890
Investment Companies .................................... 90,259,286 — — 90,259,286
Non-Agency Mortgage-Backed Securities ........................ — 5,374,906 — 5,374,906
Other Interests .......................................... — — — —
Preferred Securities
Fair Value Hierarchy as of Period End (continued)

Schedule of Investments
(continued)
September 30, 2025
BlackRock Income Fund
Schedules of Investments
47
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Aerospace & Defense .................................... $ 34,576 $ — $ — $ 34,576
Banks ............................................... — 5,559,415 — 5,559,415
Electric Utilities ........................................ — 160,866 — 160,866
Financial Services ...................................... 18,310 — — 18,310
Independent Power and Renewable Electricity Producers ............ — 167,520 — 167,520
IT Services ........................................... — — 27,306 27,306
Oil, Gas & Consumable Fuels ............................... — 55,205 — 55,205
Semiconductors & Semiconductor Equipment .................... 41,321 — — 41,321
U.S. Government Sponsored Agency Securities .................... — 304,305,427 — 304,305,427
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 31,057,749 — — 31,057,749
U.S. Treasury Obligations ................................... — 115,762,747 — 115,762,747
Options Purchased
Equity contracts .......................................... 190,045 — — 190,045
Unfunded Floating Rate Loan Interests
(a)
........................... — 467 — 467
Liabilities
Unfunded Floating Rate Loan Interests
(a)
........................... — (56) — (56)
$ 121,966,475 $ 1,418,600,480 $ 4,094,779 $ 1,544,661,734
Investments valued at NAV
(b)
...................................... 1
$ 1,544,661,735
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 2,662,933 $ — $ 2,662,933
Foreign currency exchange contracts ............................ — 205,480 — 205,480
Interest rate contracts ....................................... 4,496,003 105,670 — 4,601,673
Liabilities
Credit contracts ........................................... — (368) — (368)
Foreign currency exchange contracts ............................ — (8,490) — (8,490)
Interest rate contracts ....................................... (4,056,065) — — (4,056,065)
$ 439,938 $ 2,965,225 $ — $ 3,405,163
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
September 30, 2025
BlackRock Mortgage-Backed Securities Fund
48
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 6.7%
(a)
1301 Trust, Series 2025-1301, Class A, 5.06%,
08/11/42
(b)
....................... USD 165 $ 167,123
1345T, Series 2025-AOA, Class A, (1-mo. CME
Term SOFR at 1.60% Floor + 1.60%), 5.75%,
06/15/42
(b)
....................... 400 401,000
ARES Trust, Series 2025-IND3, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.65%, 04/15/42
(b)
.................. 221 221,000
BAY Mortgage Trust, Series 2025-LIVN, Class
A, (1-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.95%, 05/15/35
(b)
............ 431 432,123
BBCMS Mortgage Trust, Series 2018-TALL,
Class A, (1-mo. CME Term SOFR at 0.87%
Floor + 0.92%), 5.07%, 03/15/37
(b)
....... 295 279,525
BFLD Commercial Mortgage Trust
(b)
Series 2024-UNIV, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.64%,
11/15/41 ...................... 150 150,328
Series 2025-5MW, Class A, 4.67%, 10/10/42 295 294,480
BFLD Trust
(b)
Series 2025-EWEST, Class A, (1-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
5.70%, 06/15/42 ................. 282 283,178
Series 2025-FPM, Class A, 5.01%, 10/10/30 110 110,805
BPR Mortgage Trust, Series 2025-ALDR, Class
A, 5.67%, 06/05/42 ................. 163 168,028
BPR Trust, Series 2021-TY, Class A, (1-mo. CME
Term SOFR at 1.05% Floor + 1.16%), 5.32%,
09/15/38
(b)
....................... 166 165,896
BSTN Commercial Mortgage Trust
(b)
Series 2025-1C, Class A, 5.55%, 06/15/44 .. 120 123,146
Series 2025-HUB, Class A, 1.00%, 04/13/41 115 115,000
BWAY Trust, Series 2025-1535, Class A, 6.52%,
05/05/42
(b)
....................... 204 211,480
BX Commercial Mortgage Trust
(b)
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 5.91%,
12/09/40 ...................... 269 268,839
Series 2025-SPOT, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.59%, 04/15/40 ................. 351 352,071
BX Trust
(b)
Series 2024-BIO, Class A, (1-mo. CME Term
SOFR + 1.64%), 5.79%, 02/15/41 ..... 125 124,805
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.64%,
06/15/41 ...................... 110 110,069
Series 2025-LIFE, Class A, 5.88%, 06/13/47 300 308,973
Series 2025-LUNR, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%),
5.65%, 06/15/40 ................. 468 469,114
Series 2025-OMG, Class A, (1-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.50%,
10/15/27 ...................... 161 161,000
Series 2025-ROIC, Class A, (1-mo. CME Term
SOFR at 1.14% Floor + 1.14%), 5.29%,
03/15/30 ...................... 79 78,521
Series 2025-TAIL, Class A, (1-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.55%,
06/15/35 ...................... 315 314,508
Series 2025-VLT6, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.59%,
03/15/42 ...................... 820 819,744
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
CENT, Series 2025-CITY, Class A, 5.09%,
07/10/40
(b)
....................... USD 250 $ 252,828
Commercial Mortgage Trust, Series 2024-WCL1,
Class A, (1-mo. CME Term SOFR at 1.84%
Floor + 1.84%), 5.99%, 06/15/41
(b)
....... 711 709,000
Durst Commercial Mortgage Trust, Series 2025-
151, Class A, 5.32%, 08/10/42
(b)
......... 163 166,019
Extended Stay America Trust, Series 2025-ESH,
Class A, (1-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.45%, 10/15/42
(b)
....... 145 145,000
GSAT Trust, Series 2025-BMF, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.65%, 07/15/40
(b)
.................. 435 434,975
Houston Galleria Mall Trust, Series 2025-HGLR,
Class A, 5.46%, 02/05/45
(b)
............ 395 408,428
ILPT Commercial Mortgage Trust, Series 2025-
LPF2, Class A, 5.47%, 07/13/42
(b)
........ 456 464,213
INTOWN Mortgage Trust, Series 2025-STAY,
Class A, (1-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.50%, 03/15/42
(b)
....... 429 429,000
IRV Trust, Series 2025-200P, Class A, 5.47%,
03/14/47
(b)
....................... 700 715,531
J.P. Morgan Chase Commercial Mortgage
Securities Trust, Series 2025-BHR5, Class
A, (1-mo. CME Term SOFR at 1.69% Floor +
1.69%), 5.84%, 03/15/40
(b)
............ 246 245,840
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.69%, 12/15/39
(b)
.. 249 249,252
MAD Commercial Mortgage Trust, Series 2025-
11MD, Class A, 4.75%, 10/15/42
(b)
....... 145 144,599
MTN Commercial Mortgage Trust, Series 2022-
LPFL, Class A, (1-mo. CME Term SOFR at
1.40% Floor + 1.40%), 5.56%, 03/15/39
(b)
.. 182 181,943
NCMF Trust, Series 2025-MFS, Class A, 5.05%,
06/10/33
(b)
....................... 399 399,869
NRTH Commercial Mortgage Trust, Series 2025-
PARK, Class A, (1-mo. CME Term SOFR at
1.39% Floor + 1.39%), 5.54%, 10/15/40
(b)
.. 445 443,888
NYC Commercial Mortgage Trust, Series 2025-
3BP, Class A, (1-mo. CME Term SOFR at
1.21% Floor + 1.21%), 5.36%, 02/15/42
(b)
.. 565 563,574
PENN Commercial Mortgage Trust, Series 2025-
P11, Class A, 5.52%, 08/10/42
(b)
......... 72 73,278
PRM Trust, Series 2025-PRM6, Class A, 4.63%,
07/05/33
(b)
....................... 327 325,914
PRM5 Trust, Series 2025-PRM5, Class A, 4.62%,
03/10/33
(b)
....................... 534 532,555
SDAL Trust, Series 2025-DAL, Class A, (1-mo.
CME Term SOFR at 2.44% Floor + 2.44%),
6.59%, 04/15/42
(b)
.................. 435 438,655
SDR Commercial Mortgage Trust, Series 2024-
DSNY, Class A, (1-mo. CME Term SOFR at
1.39% Floor + 1.39%), 5.54%, 05/15/39
(b)
.. 100 99,750
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class A, (1-mo. CME Term SOFR at
1.24% Floor + 1.24%), 5.39%, 12/15/39
(b)
.. 655 655,819
WEST Trust, Series 2025-ROSE, Class A,
5.45%, 04/10/35
(b)
.................. 266 269,878
WHARF Commercial Mortgage Trust, Series
2025-DC, Class A, 5.53%, 07/15/40
(b)
..... 191 195,884

Schedule of Investments
(continued)
September 30, 2025
BlackRock Mortgage-Backed Securities Fund
Schedules of Investments
49
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Willobrook Mall, Series 2025-WBRK, Class A,
5.87%, 03/05/35
(b)
.................. USD 255 $ 264,703
14,941,151
Total Non-Agency Mortgage-Backed Securities — 6 .7%
(Cost: $ 14,823,783 ) ............................... 14,941,151
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 11.7%
Federal Home Loan Mortgage Corp.
Series 3745 , Class ZA , 4.00% , 10/15/40 ... 358 346,386
Series 3780 , Class ZA , 4.00% , 12/15/40 ... 1,191 1,141,101
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust , Series 2018-4 ,
Class MA , 3.50% , 03/25/58 ............ 364 349,214
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust Variable
Rate Notes , Series 2018-3 , Class MA ,
3.50% , 08/25/57
(b)
.................. 320 311,939
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(b)
Series 413 , Class F26 , (SOFR 30 day
Average at 1.20% Floor and 7.00% Cap +
1.20%), 5.56% , 05/25/54 ........... 471 472,961
Series 5386 , Class FD , (SOFR 30 day
Average at 1.25% Floor and 7.00% Cap +
1.25%), 5.61% , 03/25/54 ........... 1,643 1,652,668
Series 5468 , Class FM , (SOFR 30 day
Average at 1.20% Floor and 6.50% Cap +
1.20%), 5.56% , 11/25/54 ............ 733 734,658
Series 5468 , Class MF , (SOFR 30 day
Average at 1.30% Floor and 6.50% Cap +
1.30%), 5.66% , 11/25/54 ............ 567 569,585
Federal National Mortgage Association
Series 1996-48 , Class Z , 7.00% , 11/25/26 .. 1 575
Series 2011-8 , Class ZA , 4.00% , 02/25/41 .. 577 562,686
Series 2022-25 , Class KL , 4.00% , 05/25/52 . 200 184,774
Federal National Mortgage Association Variable
Rate Notes
(b)
Series 2018-32 , Class PS , (SOFR 30 day
Average at 0.00% Floor and 7.23% Cap +
7.10%), 2.02% , 05/25/48 ........... 924 799,841
Series 2024-30 , Class FC , (SOFR 30 day
Average at 1.05% Floor and 7.00% Cap +
1.05%), 5.41% , 06/25/54 ........... 4,252 4,256,586
Series 2024-48 , Class FC , (SOFR 30 day
Average at 1.10% Floor and 7.00% Cap +
1.10%), 5.46% , 07/25/54 ........... 728 730,019
Series 2024-83 , Class FA , (SOFR 30 day
Average at 1.15% Floor and 6.50% Cap +
1.15%), 5.51% , 10/25/54 ........... 822 823,106
Government National Mortgage Association
Series 2015-79 , Class MY , 3.50% , 05/20/45 . 3,278 2,947,999
Series 2015-106 , Class DY , 3.50% , 07/20/45 2,411 2,079,643
Government National Mortgage Association
Variable Rate Notes
(b)
Series 2009-31 , Class PT , 3.36% , 05/20/39 . 101 106,722
Series 2015-55 , Class A , 5.39% , 03/16/36 .. 3,350 3,464,772
Series 2015-187 , Class C , 5.35% , 03/20/41 . 4,363 4,528,555
26,063,790
Interest Only Collateralized Mortgage Obligations — 4.5%
Federal Home Loan Mortgage Corp.
Series 5052 , Class KI , 4.00% , 12/25/50 .... 9,903 2,025,158
Series 5119 , Class IC , 4.00% , 06/25/51 .... 1,433 293,059
Security
Par (000)
Par (000) Value
Interest Only Collateralized Mortgage Obligations (continued)
Federal National Mortgage Association
Series 2013-10 , Class PI , 3.00% , 02/25/43 . USD 52 $ 6,200
Series 2020-27 , Class IJ , 4.50% , 05/25/50 .. 2,514 488,815
Series 2021-23 , Class CI , 3.50% , 07/25/46 . 646 116,194
Series 2021-41 , 3.50% , 07/25/51 ........ 1,240 223,224
Federal National Mortgage Association Variable
Rate Notes , Series 2015-66 , Class AS ,
(SOFR 30 day Average at 0.00% Floor and
6.25% Cap + 6.14%), 1.78% , 09/25/45
(b)
... 1,945 119,947
Government National Mortgage Association
Series 2020-149 , Class IA , 2.50% , 10/20/50 . 15,566 2,392,829
Series 2021-104 , Class IH , 3.00% , 06/20/51 1,080 182,672
Series 2021-149 , Class KI , 3.00% , 08/20/51 . 1,740 273,194
Series 2021-159 , Class IH , 3.00% , 09/20/51 6,973 1,162,424
Series 2022-5 , Class LI , 3.50% , 01/20/52 .. 305 56,571
Series 2022-78 , Class D , 3.00% , 08/20/51 .. 6,079 1,031,957
Series 2022-127 , Class IA , 3.50% , 03/20/52 . 6,240 1,262,388
Government National Mortgage Association
Variable Rate Notes , Series 2024-6 , Class
ES , (SOFR 30 day Average at 0.00% Floor
and 6.05% Cap + 6.05%), 1.66% , 07/20/53
(b)
2,758 246,967
9,881,599
Interest Only Commercial Mortgage-Backed Securities — 0.2%
(b)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates Variable
Rate Notes
Series K116 , Class X1 , 1.52% , 07/25/30 ... 1,104 60,169
Series K119 , Class X1 , 1.02% , 09/25/30 ... 1,765 66,557
Series K122 , Class X1 , 0.96% , 11/25/30 ... 2,716 99,926
Government National Mortgage Association
Variable Rate Notes
Series 2016-151 , 0.88% , 06/16/58 ....... 5,188 237,697
Series 2017-61 , 0.69% , 05/16/59 ........ 1,043 36,314
500,663
Mortgage-Backed Securities — 156.6%
Federal Home Loan Mortgage Corp.
3.00% , 06/01/35 - 07/01/35 ............ 369 352,418
3.50% , 07/01/26 - 09/01/26 ............ 1 1,169
4.00% , 05/01/26 ................... 4 3,848
5.00% , 05/01/35 - 12/01/38 ............ 31 31,470
5.65% , 05/01/37 - 12/01/37 ............ 504 523,810
5.75% , 08/01/37 - 12/01/37 ............ 585 610,163
7.50% , 03/01/27 ................... —
(c)
6
Federal National Mortgage Association
3.50% , 11/01/46 ................... 514 490,305
4.45% , 03/01/36 - 06/01/36 ............ 259 257,829
4.94% , 01/01/35 - 05/01/35 ............ 126 125,589
5.00% , 04/01/36 ................... 66 66,072
5.20% , 08/01/34 - 09/01/34 ............ 99 99,423
5.25% , 08/01/37 - 09/01/37 ............ 324 323,054
5.54% , 01/01/35 ................... 51 51,638
5.75% , 04/01/37 ................... 229 227,090
5.80% , 07/01/34 ................... 33 33,405
5.94% , 09/01/34 ................... 49 49,113
6.50% , 09/01/28 - 02/01/31 ............ 274 278,295
Government National Mortgage Association
2.00% , 10/15/55
(d)
.................. 9,248 7,642,449
2.50% , 11/20/40 - 11/20/51 ............ 5,947 5,071,028
2.50% , 10/15/55
(d)
.................. 7,060 6,077,086
3.00% , 05/15/42 - 10/20/51 ............ 11,772 10,537,544
3.00% , 10/15/55
(d)
.................. 150 133,886
3.50% , 06/20/42 - 02/15/45 ............ 13,665 12,911,490
3.50% , 10/15/55
(d)
.................. 4,615 4,207,108
4.00% , 10/20/41 - 12/20/47 ............ 10,586 10,175,917

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Mortgage-Backed Securities Fund
50
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
4.00% , 10/15/55
(d)
.................. USD 91 $ 85,549
4.50% , 12/15/34 - 09/20/44 ............ 6,171 6,132,261
4.50% , 10/15/55
(d)
.................. 112 108,595
5.00% , 09/15/28 - 05/20/50 ............ 6,308 6,402,942
5.00% , 10/15/55
(d)
.................. 154 153,171
5.50% , 03/15/32 - 07/20/55 ............ 4,187 4,285,628
5.50% , 10/15/55
(d)
.................. 7,647 7,703,911
5.64% , 04/15/37 - 06/15/37 ............ 836 876,068
5.65% , 05/20/37 - 10/20/37 ............ 382 389,751
5.75% , 08/20/37 - 12/20/37 ............ 264 270,345
5.80% , 11/15/36 - 03/15/37 ............ 736 764,871
6.00% , 03/20/28 - 07/20/55 ............ 10,419 10,807,817
6.00% , 10/15/55
(d)
.................. 1,792 1,822,488
6.50% , 09/20/27 - 06/20/55
(e)
........... 13,386 13,955,556
6.50% , 10/15/55
(d)
.................. 144 147,891
7.00% , 05/20/27 - 06/20/55 ............ 505 524,059
7.50% , 07/20/54 ................... 582 604,605
8.00% , 06/15/26 - 05/15/30 ............ 2 2,175
Uniform Mortgage-Backed Securities
2.00% , 10/25/40 - 10/25/55
(d)
........... 55,815 46,356,069
2.00% , 02/01/52 ................... 1,947 1,577,143
2.50% , 10/25/40 - 10/25/55
(d)
........... 40,022 33,977,684
3.00% , 10/25/40 - 10/25/55
(d)
........... 14,436 12,779,118
3.00% , 03/01/43 - 06/01/44 ............ 2,754 2,532,068
3.50% , 10/25/40 - 11/25/55
(d)
........... 22,064 20,183,648
3.50% , 03/01/43 - 08/01/43 ............ 598 564,005
4.00% , 10/25/40 - 11/25/55
(d)
........... 7,428 7,012,959
4.00% , 01/01/45 - 10/01/52
(e)
........... 6,109 5,805,112
4.50% , 10/25/40 - 10/25/55
(d)
........... 11,870 11,561,212
4.50% , 09/01/48 - 06/01/53 ............ 5,725 5,634,877
5.00% , 07/01/34 - 04/01/54 ............ 6,142 6,149,695
5.00% , 10/25/55
(d)
.................. 3,045 3,019,596
5.25% , 07/01/37 - 08/01/37 ............ 301 310,836
5.50% , 12/01/32 - 08/01/54 ............ 8,048 8,177,847
5.50% , 10/25/55
(d)
.................. 32,341 32,607,424
6.00% , 11/01/52 - 09/01/54 ............ 11,248 11,594,670
6.00% , 10/25/55
(d)
.................. 15,203 15,531,197
6.50% , 08/01/35 ................... 216 223,292
6.50% , 10/25/55
(d)
.................. 7,173 7,412,461
348,329,801
Principal Only Collateralized Mortgage Obligations — 0.9%
(f)
Federal National Mortgage Association , Series
2024-16 , 0.00% , 03/25/51 ............. 757 547,035
Government National Mortgage Association
Series 2022-195 , 0.00% , 11/20/52 ....... 132 103,099
Series 2023-130 , Class OD , 0.00% , 09/20/53 1,763 1,352,972
2,003,106
Total U.S. Government Sponsored Agency Securities — 173 .9%
(Cost: $ 391,933,814 ) .............................. 386,778,959
Total Long-Term Investments — 180.6%
(Cost: $ 406,757,597 ) .............................. 401,720,110
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.01%
(g) (h)
................... 1,092,521 $ 1,092,521
Total Money Market Funds — 0 .5%
(Cost: $ 1,092,521 ) ............................... 1,092,521
Par (000)
Pa r (000)
U.S. Treasury Obligations — 17.4%
U.S. Treasury Bills
(i)
4.08% , 10/07/25 ................... USD 29,087 29,067,283
4.08% , 10/16/25 ................... 9,610 9,593,767
Total U.S. Treasury Obligations — 17 .4%
(Cost: $ 38,661,022 ) ............................... 38,661,050
Total Short-Term Securities — 17.9%
(Cost: $ 39,753,543 ) ............................... 39,753,571
Total Options Purchased — 0.0%
( Cost: $ 217,627 ) ................................. 184,633
Total Investments Before TBA Sale Commitments — 198 .5%
(Cost: $ 446,728,767 ) .............................. 441,658,314
TBA Sale Commitments
(d)
Mortgage-Backed Securities — ( 41 .8 ) %
Government National Mortgage Association
2.00% , 10/15/55 ................... (43) (35,535)
2.50% , 10/15/55 ................... (3,544) (3,050,594)
3.00% , 10/15/55 ................... (2,271) (2,027,040)
3.50% , 10/15/55 - 11/15/55 ............ (12,700) (11,576,256)
4.00% , 10/15/55 ................... (9,541) (8,969,484)
4.50% , 10/15/55 ................... (1,692) (1,640,566)
5.00% , 10/15/55 ................... (1,012) (1,006,555)
6.00% , 10/15/55 ................... (33) (33,561)
6.50% , 10/15/55 - 11/15/55 ............ (178) (182,802)
Uniform Mortgage-Backed Securities
2.00% , 10/25/40 - 10/25/55 ............ (614) (515,434)
2.50% , 10/25/40 - 10/25/55 ............ (9,096) (7,666,625)
3.00% , 10/25/40 - 10/25/55 ............ (2,046) (1,798,949)
3.50% , 10/25/40 - 10/25/55 ............ (4,388) (4,008,917)
4.00% , 10/25/40 - 11/25/55 ............ (11,351) (10,695,816)
4.50% , 10/25/40 - 10/25/55 ............ (21,004) (20,372,076)
5.00% , 10/25/55 ................... (8) (7,933)
5.50% , 10/25/55 ................... (6,379) (6,431,550)
6.00% , 10/25/55 ................... (12,591) (12,862,810)
6.50% , 10/25/55 ................... (141) (145,707)
Total TBA Sale Commitments — ( 41 .8 ) %
(Proceeds: $ (93,644,978) ) .......................... (93,028,210)
Total Investments Net of TBA Sale Commitments — 156 .7%
(Cost: $ 353,083,789 ) .............................. 348,630,104
Liabilities in Excess of Other Assets — (56.7) % ............ (126,191,820)
Net Assets — 100.0% ...............................
$ 222,438,284
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

Schedule of Investments
(continued)
September 30, 2025
BlackRock Mortgage-Backed Securities Fund
Schedules of Investments
51
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(c)
Rounds to less than 1,000.
(d)
Represents or includes a TBA transaction.
(e)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(f)
Zero-coupon bond.
(g)
Affiliate of the Fund.
(h)
Annualized 7-day yield as of period end.
(i)
Rates are discount rates or a range of discount rates as of period end.
Affiliated Issuer
Value at
09/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 1,233,726 $ — $ (141,205)
(a)
$ — $ — $ 1,092,521 1,092,521 $ 92,254 $ —
— —
(a)
Represents net amount purchased (sold).

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Mortgage-Backed Securities Fund
52
Derivative Financial Instruments Categorized by Risk Exposure
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury 10-Year Note ................................................... 144 12/19/25 $ 16,198 $ 68,872
U.S. Treasury 10-Year Ultra Note ............................................... 56 12/19/25 6,444 22,671
U.S. Treasury Long Bond ..................................................... 41 12/19/25 4,779 (10,971)
U.S. Treasury 2-Year Note .................................................... 5 12/31/25 1,042 (726)
U.S. Treasury 5-Year Note .................................................... 50 12/31/25 5,459 15,824
$ 95,670
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 3.90% Annual Barclays Bank plc 07/23/26 3 .90 % USD 3,635 $ 121,285
Put
10-Year Interest Rate Swap
(a)
3.90% Annual 1-day SOFR Annual Barclays Bank plc 07/23/26 3 .90 USD 3,635 63,348
$ 184,633
(a)
Forward settling swaption.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .31%
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 107,367 $ — $ 107,367
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — — — — 184,633 — 184,633
$ — $ — $ — $ — $ 292,000 $ — $ 292,000
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 11,697 $ — $ 11,697
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.

Schedule of Investments
(continued)
September 30, 2025
BlackRock Mortgage-Backed Securities Fund
Schedules of Investments
53
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ 20,212 $ — $ 20,212
Options purchased
(a)
..................... — — — — (156,749) — (156,749)
Options written ........................ — — — — 9,160 — 9,160
Swaps .............................. — — — — (163,824) — (163,824)
$ — $ — $ — $ — $ (291,201) $ — $ (291,201)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ 82,557 $ — $ 82,557
Options purchased
(b)
..................... — — — — (32,994) — (32,994)
Swaps .............................. — — — — 165,522 — 165,522
$ — $ — $ — $ — $ 215,085 $ — $ 215,085
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,850,485
Average notional value of contracts — short ................................................................................. 46,774,605
Options
Average notional value of swaption contracts purchased ......................................................................... 6,304,099
Average notional value of swaption contracts written ........................................................................... —
(a)
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 1,912,500
Average notional value — receives fixed rate ................................................................................ 1,912,500
(a)
Derivative financial instrument not held at any quarter-end. The risk exposure table serves as an indicator of activity during the period.
The Fund’s derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 17,832 $ —
Options
(a) (b)
........................................................................................ 184,633 —
Total d erivative assets and liabilities in the
Statements
of Assets and Liabilities ...........................................
$ 202,465 $ —
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .........................................
(17,832) —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 184,633 $ —
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
The following table presents the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Received
(a)
Cash
Collateral
Received
Net Amount
of Derivative
Assets
Barclays Bank plc ................................ $ 184,633 $ — $ (184,633) $ — $ —
(a)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Mortgage-Backed Securities Fund
54
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Non-Agency Mortgage-Backed Securities ........................ $ — $ 14,941,151 $ — $ 14,941,151
U.S. Government Sponsored Agency Securities .................... — 386,778,959 — 386,778,959
Short-Term Securities
Money Market Funds ...................................... 1,092,521 — — 1,092,521
U.S. Treasury Obligations ................................... — 38,661,050 — 38,661,050
Options Purchased
Interest rate contracts ...................................... — 184,633 — 184,633
Liabilities
Investments
TBA Sale Commitments .................................... — (93,028,210) — (93,028,210)
$ 1,092,521 $ 347,537,583 $ — $ 348,630,104
Derivative Financial Instruments
(a)
Assets
Interest rate contracts ....................................... $ 107,367 $ — $ — $ 107,367
Liabilities
Interest rate contracts ....................................... (11,697) — — (11,697)
$ 95,670 $ — $ — $ 95,670
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
September 30, 2025
55
Statements of Assets and Liabilities
BlackRock
Income Fund
BlackRock
Mortgage-
Backed
Securities Fund
ASSETS
Investments, at value — unaffiliated
(a)
......................................................................... $ 1,457,663,913 $ 440,565,793
Investments, at value — affiliated
(b)
........................................................................... 86,997,411 1,092,521
Cash .............................................................................................. 999,776 323
Cash pledged:
Collateral — TBA commitments ............................................................................ 810,000 —
Futures contracts ..................................................................................... 12,992,000 640,310
Centrally cleared swaps ................................................................................. 5,129,790 —
Foreign currency, at value
(c)
................................................................................ 690,314 —
Receivables: – –
Investment s sold ..................................................................................... 1,906,066 1,444,032
Swaps   ........................................................................................... 10,580 —
TBA sale commitments ................................................................................. — 93,644,978
Capital shares sold .................................................................................... 1,699,755 494,733
Dividends — unaffiliated ................................................................................ 10,058 —
Dividends — affiliated .................................................................................. 105,340 7,411
Interest — unaffiliated .................................................................................. 11,605,179 796,624
From the Manager .................................................................................... 25,632 17,228
Due from broker ...................................................................................... 25,000 —
Variation margin on futures contracts ........................................................................ 646,473 17,832
Variation margin on centrally cleared swaps ................................................................... 167,269 —
Swap premiums paid .................................................................................... 121,548 —
Unrealized appreciation on: – –
Forward foreign currency exchange contracts .................................................................. 205,480 —
OTC swaps ......................................................................................... 139,257 —
Unfunded floating rate loan interests ........................................................................ 467 —
Prepaid e xpenses ...................................................................................... 89,232 69,790
Total a ssets ..........................................................................................
1,582,040,540 538,791,575
LIABILITIES
TBA sale commitments, at value
(d)
........................................................................... — 93,028,210
Payables: – –
Investments purchased ................................................................................. 321,606,649 221,717,227
Swaps   ........................................................................................... 10,371 —
Accounting services fees ................................................................................ 141,824 14,359
Administration fees .................................................................................... 41,619 2,963
Capital shares redeemed ................................................................................ 3,425,500 1,159,198
Custodian fees ....................................................................................... 19,194 9,310
Income dividend distributions ............................................................................. 414,303 117,656
Interest expense ..................................................................................... 1,067 293
Investment advisory fees ................................................................................ 453,760 6,757
Professional fees ..................................................................................... 87,235 34,446
Registration fees ..................................................................................... 9,305 7
Reorganization costs .................................................................................. — 152,578
Service and distribution fees .............................................................................. 47,877 19,388
Transfer agent fees ................................................................................... 412,007 72,803
Other accrued expenses ................................................................................ 26,707 18,096
Variation margin on futures contracts ........................................................................ 531,514 —
Swap premiums received ................................................................................. 54,301 —
Unrealized depreciation on: – –
Forward foreign currency exchange contracts .................................................................. 8,490 —
OTC swaps ......................................................................................... 368 —
Unfunded floating rate loan interests ........................................................................ 56 —
Total li abilities .........................................................................................
327,292,147 316,353,291
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 1,254,748,393 $ 222,438,284

Statements of Assets and Liabilities
(continued)
September 30, 2025
2025
BlackRock Annual Financial Statements and Additional Information
56
See notes to financial statements.
BlackRock
Income Fund
BlackRock
Mortgage-
Backed
Securities Fund
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 1,639,564,636 $ 369,714,967
Accumulated loss ...................................................................................... (384,816,243) (147,276,683)
NET ASSETS .........................................................................................
$ 1,254,748,393 $ 222,438,284
(a)
  Investments, at cost — unaffiliated ................................................................... $ 1,453,295,599 $ 445,636,246
(b)
  Investments, at cost — affiliated ..................................................................... $ 85,248,684 $ 1,092,521
(c)
  Foreign currency, at cost ......................................................................... $ 690,557 $ —
(d)
  Proceeds received from TBA sale commitments ........................................................... $ — $ 93,644,978

Statements of Assets and Liabilities
(continued)
September 30, 2025
57
Statements of Assets and Liabilities
See notes to financial statements.
BlackRock
Income Fund
BlackRock
Mortgage-
Backed
Securities Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................
$ 803,811,224 $ 93,877,964
Shares outstanding ...................................................................................
87,671,932 11,632,007
Net asset value .....................................................................................
$ 9.17 $ 8.07
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Investor A
Net assets .........................................................................................
$ 183,338,059 $ 58,955,522
Shares outstanding ...................................................................................
19,996,629 7,273,655
Net asset value .....................................................................................
$ 9.17 $ 8.11
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Investor C
Net assets .........................................................................................
$ 11,170,843 $ 5,041,265
Shares outstanding ...................................................................................
1,217,689 624,722
Net asset value .....................................................................................
$ 9.17 $ 8.07
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001
Class K
Net assets .........................................................................................
$ 256,428,267 $ 64,563,533
Shares outstanding ...................................................................................
27,968,099 8,026,394
Net asset value .....................................................................................
$ 9.17 $ 8.04
Shares authorized ...................................................................................
Unlimited Unlimited
Par value ......................................................................................... $ 0.001 $ 0.001

Statements of Operations

Year Ended September 30, 2025
2025
BlackRock Annual Financial Statements and Additional Information
58
See notes to financial statements.
BlackRock Income
Fund
BlackRock
Mortgage-Backed
Securities Fund
INVESTMENT INCOME – –
Dividends — unaffiliated ............................................................................. $ 607,030 $ —
Dividends — affiliated ............................................................................... 3,910,991 92,254
Interest — unaffiliated ............................................................................... 72,509,471 11,122,953
Payment-in-kind interest — unaffiliated ................................................................... 322,012 —
Foreign taxes withheld .............................................................................. (211) —
Total investment income ...............................................................................
77,349,293 11,215,207
EXPENSES
Investment advisory ................................................................................ 5,985,240 855,050
Transfer agent — class specific ........................................................................ 788,105 356,172
Service and distribution — class specific .................................................................. 567,241 204,556
Administration ................................................................................... 494,603 106,881
Accounting services ................................................................................ 443,861 46,041
Administration — class specific ........................................................................ 243,789 50,297
Professional ..................................................................................... 145,520 125,568
Registration ..................................................................................... 140,420 80,895
Printing and postage ............................................................................... 53,532 46,279
Custodian ....................................................................................... 52,461 22,280
Trustees and Officer ................................................................................ 22,068 6,129
Reorganization — 152,578
Miscellaneous .................................................................................... 60,122 37,404
Total expenses excluding interest expense ...................................................................
8,996,962 2,090,130
Interest expense .................................................................................. 7,162 7,681
Total expenses .....................................................................................
9,004,124 2,097,811
Less: – –
Administration fees waived ........................................................................... — (4,818)
Administration fees waived by the Manager — class specific ..................................................... (243,789) (50,297)
Fees waived and/or reimbursed by the Manager ............................................................. (443,218) (387,381)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ........................................ (297,915) (269,840)
Total ex penses after fees waived and/or reimbursed ............................................................
8,019,202 1,385,475
Net investment income ................................................................................
69,330,091 9,829,732
REALIZED AND UNREALIZED GAIN (LOSS) $ 5,115,551 $ (2,729,746)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... $ (883,423) $ (18,234,442)
Capital gain distributions from underlying funds — affiliated .................................................... 3,675 —
Forward foreign currency exchange contracts ............................................................. (5,725,836) —
Foreign currency transactions ....................................................................... 1,582,284 —
Futures contracts ................................................................................ 2,364,383 20,212
Options written ................................................................................. 945,701 9,160
Swaps   ...................................................................................... 2,086,822 (163,824)
373,606 (18,368,894)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... (939,946) 15,391,069
Investments — affiliated ........................................................................... 1,675,112 —
Forward foreign currency exchange contracts ............................................................. 771,407 —
Foreign currency translations ........................................................................ (136,994) —
Futures contracts ................................................................................ (224,187) 82,557
Options written ................................................................................. 926,415 —
Swaps   ...................................................................................... 2,669,616 165,522
Unfunded floating rate loan interests ................................................................... 522 —
4,741,945 15,639,148
Net realized and unrealized gain (loss) .....................................................................
5,115,551 (2,729,746)
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ................................................
$ 74,445,642 $ 7,099,986

Statements of Changes in Net Assets
59
Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Income Fund BlackRock Mortgage-Backed Securities Fund
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/25
Year Ended
09/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 69,330,091 $ 69,794,720 $ 9,829,732 $ 10,242,073
Net realized gain (loss) ............................................ 373,606 447,039 (18,368,894) (89,233)
Net change in unrealized appreciation (depreciation) ........................ 4,741,945 63,665,111 15,639,148 23,577,673
Net increase in net assets resulting from operations ...........................
74,445,642 133,906,870 7,099,986 33,730,513
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ................................................... (43,932,046) (45,808,510) (4,428,654) (5,081,820)
Investor A .................................................... (9,431,141) (9,669,429) (2,330,754) (2,765,743)
Investor C .................................................... (564,958) (790,164) (166,565) (182,994)
Class K ...................................................... (13,420,223) (12,516,239) (3,242,303) (3,099,681)
Decrease in net assets resulting from distributions to shareholders .................
(67,348,368) (68,784,342) (10,168,276) (11,130,238)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
(3,114,205) 144,565,711 (55,753,688) (55,623,939)
NET ASSETS
Total increase (decrease) in net assets ................................... 3,983,069 209,688,239 (58,821,978) (33,023,664)
Beginning of year ..................................................
1,250,765,324 1,041,077,085 281,260,262 314,283,926
End of year ......................................................
$ 1,254,748,393 $ 1,250,765,324 $ 222,438,284 $ 281,260,262
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information
60
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Income Fund
Institutional
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of year ..............................
$ 9.11  $ 8.59  $ 8.50  $ 10.46  $ 10.22
Net investment income
(a)
....................................
0 .52  0 .56  0 .49  0 .34  0 .37
Net realized and unrealized gain (loss) ...........................
0 .04  0 .51  0 .10  ( 1 .75 ) 0 .25
Net increase (decrease) from investment operations ................... 0.56  1.07  0.59  (1.41) 0.62
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .50 ) ( 0 .55 ) ( 0 .39 ) ( 0 .42 ) ( 0 .38 )
From net realized gain ...................................... —  —  —  ( 0 .13 ) —
Return of capital .......................................... —  —  ( 0 .11 ) —  —
Total distributions ........................................... (0.50) (0.55) (0.50) (0.55) (0.38)
Net asset value, end of year .................................. $ 9.17  $ 9.11  $ 8.59  $ 8.50  $ 10.46
Total Return
(c)
Based on net asset value ..................................... 6.39% 12.81% 6.98% (13.95)% 6.13%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
0.70% 0.69% 0.85% 0.73% 0.71%
Total expenses after fees waived and/or reimbursed ...................
0.62% 0.62% 0.62% 0.62% 0.62%
Total expenses after fees waived and/or reimbursed and excluding interest expense . ..............................................
0.62% 0.62% 0.62% 0.62% 0.62%
Net investment income ......................................
5.72% 6.28% 5.61% 3.57% 3.46%
Supplemental Data
Net assets, end of year (000) ................................... $ 803,811  $ 831,602  $ 690,547  $ 1,370,526  $ 2,622,329
Portfolio turnover rate
(e)
....................................... 403% 521% 571% 133% 81%
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Portfolio turnover rate (excluding MDRs) ...........................................
206% 290% 365% 133% 81%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
61
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Income Fund
Investor A
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of year ..............................
$ 9.11  $ 8.59  $ 8.50  $ 10.45  $ 10.22
Net investment income
(a)
....................................
0 .49  0 .54  0 .47  0 .32  0 .34
Net realized and unrealized gain (loss) ...........................
0 .05  0 .51  0 .10  ( 1 .74 ) 0 .25
Net increase (decrease) from investment operations ................... 0.54  1.05  0.57  (1.42) 0.59
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .48 ) ( 0 .53 ) ( 0 .37 ) ( 0 .40 ) ( 0 .36 )
From net realized gain ...................................... —  —  —  ( 0 .13 ) —
Return of capital .......................................... —  —  ( 0 .11 ) —  —
Total distributions ........................................... (0.48) (0.53) (0.48) (0.53) (0.36)
Net asset value, end of year .................................. $ 9.17  $ 9.11  $ 8.59  $ 8.50  $ 10.45
Total Return
(c)
Based on net asset value ..................................... 6.13% 12.53% 6.71% (14.08)% 5.77%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
0.97% 0.98% 0.97% 0.91% 0.90%
Total expenses after fees waived and/or reimbursed ...................
0.87% 0.88% 0.87% 0.87% 0.87%
Total expenses after fees waived and/or reimbursed and excluding interest expense . ..............................................
0.87% 0.87% 0.87% 0.87% 0.87%
Net investment income ......................................
5.48% 6.04% 5.43% 3.35% 3.23%
Supplemental Data
Net assets, end of year (000) ................................... $ 183,338  $ 174,220  $ 155,383  $ 161,675  $ 230,457
Portfolio turnover rate
(e)
....................................... 403% 521% 571% 133% 81%
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Portfolio turnover rate (excluding MDRs) ...........................................
206% 290% 365% 133% 81%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information
62
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Income Fund
Investor C
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of year ..............................
$ 9.12  $ 8.60  $ 8.50  $ 10.46  $ 10.23
Net investment income
(a)
....................................
0 .43  0 .47  0 .40  0 .25  0 .27
Net realized and unrealized gain (loss) ...........................
0 .03  0 .51  0 .11  ( 1 .75 ) 0 .24
Net increase (decrease) from investment operations ................... 0.46  0.98  0.51  (1.50) 0.51
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .41 ) ( 0 .46 ) ( 0 .32 ) ( 0 .33 ) ( 0 .28 )
From net realized gain ...................................... —  —  —  ( 0 .13 ) —
Return of capital .......................................... —  —  ( 0 .09 ) —  —
Total distributions ........................................... (0.41) (0.46) (0.41) (0.46) (0.28)
Net asset value, end of year .................................. $ 9.17  $ 9.12  $ 8.60  $ 8.50  $ 10.46
Total Return
(c)
Based on net asset value ..................................... 5.23% 11.69% 6.04% (14.81)% 4.97%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
1.72% 1.73% 1.73% 1.67% 1.66%
Total expenses after fees waived and/or reimbursed ...................
1.62% 1.63% 1.62% 1.62% 1.62%
Total expenses after fees waived and/or reimbursed and excluding interest expense . ..............................................
1.62% 1.62% 1.62% 1.62% 1.62%
Net investment income ......................................
4.74% 5.30% 4.64% 2.58% 2.52%
Supplemental Data
Net assets, end of year (000) ................................... $ 11,171  $ 14,261  $ 15,840  $ 20,598  $ 35,555
Portfolio turnover rate
(e)
....................................... 403% 521% 571% 133% 81%
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Portfolio turnover rate (excluding MDRs) ...........................................
206% 290% 365% 133% 81%
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
63
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Income Fund
Class K
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of year ..............................
$ 9.11  $ 8.59  $ 8.50  $ 10.45  $ 10.22
Net investment income
(a)
....................................
0 .52  0 .56  0 .50  0 .35  0 .37
Net realized and unrealized gain (loss) ...........................
0 .05  0 .51  0 .09  ( 1 .74 ) 0 .25
Net increase (decrease) from investment operations ................... 0.57  1.07  0.59  (1.39) 0.62
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .51 ) ( 0 .55 ) ( 0 .39 ) ( 0 .43 ) ( 0 .39 )
From net realized gain ...................................... —  —  —  ( 0 .13 ) —
Return of capital .......................................... —  —  ( 0 .11 ) —  —
Total distributions ........................................... (0.51) (0.55) (0.50) (0.56) (0.39)
Net asset value, end of year .................................. $ 9.17  $ 9.11  $ 8.59  $ 8.50  $ 10.45
Total Return
(c)
Based on net asset value ..................................... 6.45% 12.86% 7.03% (13.82)% 6.09%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
0.64% 0.65% 0.65% 0.58% 0.57%
Total expenses after fees waived and/or reimbursed ...................
0.57% 0.57% 0.57% 0.56% 0.56%
Total expenses after fees waived and/or reimbursed and excluding interest expense . ..............................................
0.57% 0.57% 0.57% 0.56% 0.56%
Net investment income ......................................
5.77% 6.32% 5.70% 3.65% 3.52%
Supplemental Data
Net assets, end of year (000) ................................... $ 256,428  $ 230,683  $ 179,307  $ 220,853  $ 382,891
Portfolio turnover rate
(e)
....................................... 403% 521% 571% 133% 81%
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Portfolio turnover rate (excluding MDRs) ...........................................
206% 290% 365% 133% 81%
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information
64
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes non-recurring expenses of reorganization costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.79%, 0.42% and 0.42%, respectively.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.72%, 0.55% and 0.42%, respectively.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Mortgage-Backed Securities Fund
Institutional
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of year ............................
$ 8.12  $ 7.53  $ 7.80  $ 9.35  $ 9.50
Net investment income
(a)
..................................
0 .31  0 .27  0 .24  0 .13  0 .09
Net realized and unrealized gain (loss) .........................
( 0 .04 ) 0 .62  ( 0 .25 ) ( 1 .49 ) ( 0 .04 )
Net increase (decrease) from investment operations ................. 0.27  0.89  (0.01) (1.36) 0.05
Distributions from net investment income
(b)
..................... (0.32) (0.30) (0.26) (0.19) (0.20)
Net asset value, end of year ................................ $ 8.07  $ 8.12  $ 7.53  $ 7.80  $ 9.35
Total Return
(c)
Based on net asset value ................................... 3.54% 11.99% (0.29)% (14.75)% 0.47%
Ratios to Average Net Assets
(d)
Total expen ses ..........................................
0.85%
(e)
0.66% 1.08% 0.79%
(f)
0.57%
Total expenses after fees waived and/or reimbursed .................
0.48%
(e)
0.43% 0.88% 0.62%
(f)
0.43%
Total expenses after fees waived and/or reimbursed and excluding interest expense . ............................................
0.48%
(e)
0.42% 0.42% 0.49%
(f)
0.43%
Net investment income ....................................
3.97% 3.49% 2.99% 1.43% 1.00%
Supplemental Data
Net assets, end of year (000) ................................. $ 93,878  $ 123,838  $ 147,548  $ 203,542  $ 363,815
Portfolio turnover rate
(g)
..................................... 2,132% 1,338% 983% 1,368% 1,443%
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Portfolio turnover rate (excluding MDRs) ...........................................
1,446% 840% 680% 818% 859%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
65
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes non-recurring expenses of reorganization costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.94%, 0.67% and 0.67%, respectively.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.98%, 0.80% and 0.67%, respectively.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Mortgage-Backed Securities Fund
Investor A
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of year ............................
$ 8.15  $ 7.56  $ 7.84  $ 9.39  $ 9.54
Net investment income
(a)
..................................
0 .30  0 .25  0 .22  0 .11  0 .07
Net realized and unrealized gain (loss) .........................
( 0 .03 ) 0 .62  ( 0 .26 ) ( 1 .49 ) ( 0 .05 )
Net increase (decrease) from investment operations ................. 0.27  0.87  (0.04) (1.38) 0.02
Distributions from net investment income
(b)
..................... (0.31) (0.28) (0.24) (0.17) (0.17)
Net asset value, end of year ................................ $ 8.11  $ 8.15  $ 7.56  $ 7.84  $ 9.39
Total Return
(c)
Based on net asset value ................................... 3.41% 11.68% (0.65)% (14.89)% 0.23%
Ratios to Average Net Assets
(d)
Total expen ses ..........................................
1.01%
(e)
0.90% 1.34% 1.05%
(f)
0.84%
Total expenses after fees waived and/or reimbursed .................
0.74%
(e)
0.68% 1.13% 0.87%
(f)
0.68%
Total expenses after fees waived and/or reimbursed and excluding interest expense . ............................................
0.73%
(e)
0.67% 0.67% 0.74%
(f)
0.68%
Net investment income ....................................
3.73% 3.24% 2.74% 1.22% 0.76%
Supplemental Data
Net assets, end of year (000) ................................. $ 58,956  $ 67,192  $ 81,709  $ 97,871  $ 151,434
Portfolio turnover rate
(g)
..................................... 2,132% 1,338% 983% 1,368% 1,443%
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Portfolio turnover rate (excluding MDRs) ...........................................
1,446% 840% 680% 818% 859%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information
66
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes non-recurring expenses of reorganization costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.68%, 1.42% and 1.42%, respectively.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 1.70%, 1.55% and 1.42%, respectively.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Mortgage-Backed Securities Fund
Investor C
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of year ............................
$ 8.12  $ 7.53  $ 7.80  $ 9.35  $ 9.50
Net investment income
(a)
..................................
0 .23  0 .19  0 .16  0 .04  0 .01
Net realized and unrealized gain (loss) .........................
( 0 .03 ) 0 .62  ( 0 .25 ) ( 1 .49 ) ( 0 .06 )
Net increase (decrease) from investment operations ................. 0.20  0.81  (0.09) (1.45) (0.05)
Distributions from net investment income
(b)
..................... (0.25) (0.22) (0.18) (0.10) (0.10)
Net asset value, end of year ................................ $ 8.07  $ 8.12  $ 7.53  $ 7.80  $ 9.35
Total Return
(c)
Based on net asset value ................................... 2.52% 10.88% (1.28)% (15.60)% (0.53)%
Ratios to Average Net Assets
(d)
Total expen ses ..........................................
1.74%
(e)
1.62% 2.07% 1.77%
(f)
1.53%
Total expenses after fees waived and/or reimbursed .................
1.48%
(e)
1.43% 1.88% 1.62%
(f)
1.43%
Total expenses after fees waived and/or reimbursed and excluding interest expense . ............................................
1.48%
(e)
1.42% 1.42% 1.49%
(f)
1.43%
Net investment income ....................................
2.97% 2.49% 1.99% 0.44% 0.06%
Supplemental Data
Net assets, end of year (000) ................................. $ 5,041  $ 6,127  $ 7,034  $ 9,715  $ 18,415
Portfolio turnover rate
(g)
..................................... 2,132% 1,338% 983% 1,368% 1,443%
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Portfolio turnover rate (excluding MDRs) ...........................................
1,446% 840% 680% 818% 859%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
67
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes non-recurring expenses of reorganization costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.55%, 0.37% and 0.37%, respectively.
(f)
Includes non-recurring expenses of proxy costs. Without these costs, total expenses, total expenses after fees waived and/or reimbursed, and total expenses after fees waived and/or reimbursed and excluding interest expense would have been 0.62%, 0.50% and 0.37%, respectively.
(g)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Mortgage-Backed Securities Fund
Class K
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of year ............................
$ 8.09  $ 7.50  $ 7.78  $ 9.32  $ 9.47
Net investment income
(a)
..................................
0 .32  0 .28  0 .24  0 .15  0 .11
Net realized and unrealized gain (loss) .........................
( 0 .04 ) 0 .61  ( 0 .26 ) ( 1 .50 ) ( 0 .06 )
Net increase (decrease) from investment operations ................. 0.28  0.89  (0.02) (1.35) 0.05
Distributions from net investment income
(b)
..................... (0.33) (0.30) (0.26) (0.19) (0.20)
Net asset value, end of year ................................ $ 8.04  $ 8.09  $ 7.50  $ 7.78  $ 9.32
Total Return
(c)
Based on net asset value ................................... 3.59% 12.07% (0.38)% (14.65)% 0.52%
Ratios to Average Net Assets
(d)
Total expen ses ..........................................
0.61%
(e)
0.53% 0.98% 0.67%
(f)
0.47%
Total expenses after fees waived and/or reimbursed .................
0.43%
(e)
0.38% 0.83% 0.55%
(f)
0.38%
Total expenses after fees waived and/or reimbursed and excluding interest expense . ............................................
0.43%
(e)
0.37% 0.37% 0.42%
(f)
0.38%
Net investment income ....................................
4.02% 3.53% 3.00% 1.72% 1.15%
Supplemental Data
Net assets, end of year (000) ................................. $ 64,564  $ 84,103  $ 77,993  $ 52,909  $ 30,757
Portfolio turnover rate
(g)
..................................... 2,132% 1,338% 983% 1,368% 1,443%
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Portfolio turnover rate (excluding MDRs) ...........................................
1,446% 840% 680% 818% 859%
See notes to financial statements.

Notes to Financial Statements
2025
BlackRock Annual Financial Statements and Additional Information
68
1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional and Class K Shares are sold without a sales charge and only to certain eligible investors. Investor A and Investor C Shares bear certain expenses related to shareholder servicing of such shares, and Investor C
Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Effective January 28, 2025, BlackRock GNMA Portfolio changed its name to BlackRock Mortgage-Backed Securities Fund.
On June 5, 2025, the Board of Trustees of the Trust (“the Board”) approved the reorganization of BlackRock Mortgage-Backed Securities Fund into a newly created
ETF, iShares Mortgage-Backed Securities Active ETF. The newly created ETF will have identical investment objectives, investment policies and investment strategies as
Mortgage-Backed Securities Fund. The reorganization is expected to close on or about January 23, 2026.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Income Fund .................................................... Income Fund Diversified
BlackRock Mortgage-Backed Securities Fund ...................................... Mortgage-Backed Securities Fund Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ................................... No No None
Investor A Shares ............................................ Yes No
(a)
None
Investor C Shares ........................................... No Yes
(b)
To Investor A Shares after
approximately 8 years

Notes to Financial Statements
(continued)
69
Notes to Financial Statements
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2025 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash: The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. Distributions from net investment income are declared daily and paid monthly.
Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the  trustees who are not
“interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statements of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Reorganization costs: Reorganization costs incurred in connection with the respective reorganizations were expensed by Mortgage-Backed Securities Fund.
Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
70
primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates

Notes to Financial Statements
(continued)
71
Notes to Financial Statements
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities: Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations: Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Multiple Class Pass-Through Securities: Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In

Notes to Financial Statements
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BlackRock Annual Financial Statements and Additional Information
72
general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities: Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.

Notes to Financial Statements
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73
Notes to Financial Statements
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:
TBA Commitments: TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions : The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Income Fund Citrin Cooperman Advisors LLC, Delayed Draw 1st Lien Term Loan $ 12,559 $ 12,496 $ 12,492 $ (4)
Income Fund
Clydesdale Acquisition Holdings, Inc., Delayed Draw 1st Lien Term
Loan B ........................................ 7,194 7,196 7,180 (16)
Income Fund
GrafTech Global Enterprises, Inc., Delayed Draw 1st Lien Term
Loan ......................................... 16,974 16,974 17,237 263
Income Fund Kaman Corp., Delayed Draw 1st Lien Term Loan ............ 14,001 13,983 13,947 (36)
Income Fund Pinnacle Buyer, LLC, Delayed Draw 1st Lien Term Loan ....... 42,428 42,428 42,481 53
Income Fund Raven Acquisition Holdings LLC, Delayed Draw 1st Lien Term Loan 10,864 10,810 10,858 48
Income Fund SWF Holdings I Corp., Delayed Draw 1st Lien Term Loan ...... 82,354 82,354 82,457 103
$ 411

Notes to Financial Statements
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BlackRock Annual Financial Statements and Additional Information
74
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options: The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the  Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities

Notes to Financial Statements
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75
Notes to Financial Statements
comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of  the Funds , entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

Notes to Financial Statements
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BlackRock Annual Financial Statements and Additional Information
76
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
With respect to Income Fund, the Manager entered into separate sub-advisory agreements with each of BlackRock International Limited (“BIL”) and BlackRock (Singapore)
Limited (“BSL”) (collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of the Fund for which BIL and BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Service and Distribution Fees: The Trust , on behalf of each Fund, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended September 30, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended September 30, 2025, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  year  ended September 30, 2025, the Funds  paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
Investment
Advisory Fees
Average Daily Net Assets Income Fund
First $1 billion ......................................................................................................... 0.500%
$1 billion - $2 billion ..................................................................................................... 0.450
$2 billion - $3 billion ..................................................................................................... 0.425
Greater than $3 billion ................................................................................................... 0.400
Investment
Advisory Fees
Average Daily Net Assets
Mortgage-Backed
Securities Fund
First $1 billion ......................................................................................................... 0.340%
$1 billion - $3 billion ..................................................................................................... 0.320
$3 billion - $5 billion ..................................................................................................... 0.310
$5 billion - $10 billion .................................................................................................... 0.300
Greater than $10 billion ................................................................................................... 0.280
Share Class Service Fees Distribution Fees
Investor A ................................................................................................. 0.25% — %
Investor C ................................................................................................. 0.25 0.75
Fund Name Investor A Investor C Total
Income Fund .................................................................................... $ 443,612 $ 123,629 $ 567,241
Mortgage-Backed Securities Fund ..................................................................... 150,891 53,665 204,556
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Investor A Investor C Class K Total
Income Fund ................................................................... $ 158,011 $ 35,489 $ 2,473 $ 47,816 $ 243,789
Mortgage-Backed Securities Fund .................................................... 21,563 12,071 1,073 15,590 50,297
Fund Name Institutional
Mortgage-Backed Securities Fund .............................................................................................. $ 8,034

Notes to Financial Statements
(continued)
77
Notes to Financial Statements
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended September 30, 2025, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the year ended September 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Other Fees: For the  year ended  September 30, 2025 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
For the year ended September 30, 2025, affiliates received CDSCs as follows:
Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitations described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.
For the year ended September 30, 2025, the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-
income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amount are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended September 30, 2025, Income Fund waived $183,024 in investment advisory fees pursuant to these arrangements.
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended September 30, 2025, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
Fund Name Institutional Investor A Investor C Class K Total
Income Fund ................................................................... $ 1,426 $ 2,152 $ 432 $ 755 $ 4,765
Mortgage-Backed Securities Fund .................................................... 18,745 2,643 754 210 22,352
Fund Name Institutional Investor A Investor C Class K Total
Income Fund ................................................................... $ 566,898 $ 171,653 $ 11,579 $ 37,975 $ 788,105
Mortgage-Backed Securities Fund .................................................... 259,908 85,859 7,213 3,192 356,172
Fund Name Other Fees
Income Fund ............................................................................................................ $ 9,978
Mortgage-Backed Securities Fund ............................................................................................. 368
Fund Name Investor A Investor C
Income Fund ................................................................................................. $ 3,454 $ 733
Mortgage-Backed Securities Fund .................................................................................. – 300
Fund Name
Fees Waived
and/or
Reimbursed
by the Manager
Income Fund ............................................................................................................ $ 30,686
Mortgage-Backed Securities Fund ............................................................................................. 1,544
Fund Name Institutional Investor A Investor C Class K
Income Fund ......................................................................... 0.62% 0.87% 1.62% 0.57%
Mortgage-Backed Securities Fund .......................................................... 0.42 0.67 1.42 0.37
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
Income Fund .............................................................................................................. $ 229,508
Mortgage-Backed Securities Fund ............................................................................................... 390,655

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
78
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the year ended September 30, 2025, class specific expense waivers and/or reimbursements were as follows:
Interfund Lending: Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), each Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the
Order, and to the extent permitted by each Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Funds did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Companies' Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
7. PURCHASES AND SALES
For the year ended September 30, 2025, purchases and sales of investments, including paydowns/payups, mortgage dollar rolls and excluding short-term securities, were as follows:
For the year ended September 30, 2025, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
Fund Name/Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Income Fund
Institutional .................................................................................... $ 158,011 $ 171,640
Investor A ..................................................................................... 35,489 83,008
Investor C ..................................................................................... 2,473 5,440
Class K ...................................................................................... 47,816 37,827
$ 243,789 $ 297,915
Mortgage-Backed Securities Fund
Institutional .................................................................................... 21,563 206,282
Investor A ..................................................................................... 12,071 55,839
Investor C ..................................................................................... 1,073 4,527
Class K ...................................................................................... 15,590 3,192
$ 50,297 $ 269,840
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Income Fund ......................................................... $ 4,576,472,187 $ 4,435,226,070 $ 611,696,514 $ 540,509,897
Mortgage-Backed Securities Fund .......................................... 7,422,104,728 7,488,179,647 16,321,905 1,505,343
Fund Name Purchases Sales
Income Fund ......................................................................................... $ 2,427,567,373 $ 2,429,224,298
Mortgage-Backed Securities Fund .......................................................................... 2,393,062,012 2,393,158,445

Notes to Financial Statements
(continued)
79
Notes to Financial Statements
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to the nondeductible expenses were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of September 30, 2025, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) were attributable primarily to the tax deferral of losses on wash sales and straddles, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the accrual of income on securities in default, the timing and recognition of partnership income, the accounting for swap agreements and the classification of investments.
As of September 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended September 30, 2025, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
Market Risk : Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
Mortgage-Backed Securities Fund ............................................................... $ (152,578) $ 152,578
Fund Name
Year Ended
09/30/25
Year Ended
09/30/24
Income Fund
Ordinary income ...................................................................................... $ 67,348,368 $ 68,784,342
Mortgage-Backed Securities Fund
Ordinary income ...................................................................................... $ 10,168,276 $ 11,130,238
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Income Fund ............................................................ $ 9,100,592 $ (394,674,611) $ 757,776 $ (384,816,243)
Mortgage-Backed Securities Fund ............................................. 160,861 (142,963,853) (4,473,691) (147,276,683)
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Income Fund .................................................... $ 1,538,682,003 $ 34,974,661 $ (26,395,979) $ 8,578,682
Mortgage-Backed Securities Fund ...................................... 446,748,772 4,028,293 (8,501,983) (4,473,690)

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
80
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in

Notes to Financial Statements
(continued)
81
Notes to Financial Statements
economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Year Ended
09/30/25
Year Ended
09/30/24
Fund Name/Share Class
Shares Amount Shares Amount
Income Fund
Institutional
Shares sold ..........................................
29,232,694 $ 263,089,028 42,469,624 $ 376,512,174
Shares issued in reinvestment of distributions .....................
4,493,010 40,538,999 4,708,302 41,852,129
Shares redeemed ......................................
(37,293,043) (335,679,330) (36,299,444) (320,716,429)
(3,567,339) $ (32,051,303) 10,878,482 $ 97,647,874
Investor A
Shares sold and automatic conversion of shares ....................
4,877,605 $ 43,897,045 5,353,361 $ 47,553,182
Shares issued in reinvestment of distributions .....................
1,012,010 9,132,017 1,049,781 9,327,372
Shares redeemed ......................................
(5,007,909) (45,047,537) (5,371,364) (47,525,101)
881,706 $ 7,981,525 1,031,778 $ 9,355,453
Investor C
Shares sold ..........................................
171,087 $ 1,544,677 358,881 $ 3,185,234
Shares issued in reinvestment of distributions .....................
60,656 547,512 86,405 767,493
Shares redeemed and automatic conversion of shares ...............
(577,825) (5,204,704) (723,762) (6,409,465)
(346,082) $ (3,112,515) (278,476) $ (2,456,738)
Class K
Shares sold ..........................................
8,935,790 $ 80,493,878 11,896,116 $ 105,539,871
Shares issued in reinvestment of distributions .....................
1,486,213 13,412,343 1,404,995 12,490,297
Shares redeemed ......................................
(7,763,350) (69,838,133) (8,858,562) (78,011,046)
2,658,653 $ 24,068,088 4,442,549 $ 40,019,122
(373,062) $ (3,114,205) 16,074,333 $ 144,565,711
Mortgage-Backed Securities Fund
Institutional
Shares sold ..........................................
2,416,242 $ 19,027,583 2,077,068 $ 16,132,976
Shares issued in reinvestment of distributions .....................
496,401 3,926,800 573,023 4,476,474
Shares redeemed ......................................
(6,534,286) (51,521,692) (6,996,360) (54,383,001)
(3,621,643) $ (28,567,309) (4,346,269) $ (33,773,551)
Investor A
Shares sold and automatic conversion of shares ....................
532,800 $ 4,252,347 433,319 $ 3,389,451
Shares issued in reinvestment of distributions .....................
265,005 2,105,826 328,385 2,576,786
Shares redeemed ......................................
(1,764,956) (13,980,226) (3,328,934) (26,396,716)
(967,151) $ (7,622,053) (2,567,230) $ (20,430,479)
Investor C
Shares sold ..........................................
131,868 $ 1,052,224 61,193 $ 477,051
Shares issued in reinvestment of distributions .....................
20,952 165,749 22,902 178,907
Shares redeemed and automatic conversion of shares ...............
(282,912) (2,232,132) (263,858) (2,059,034)
(130,092) $ (1,014,159) (179,763) $ (1,403,076)
Class K
Shares sold ..........................................
713,537 $ 5,600,017 543,724 $ 4,228,262
Shares issued in reinvestment of distributions .....................
410,996 3,241,389 397,165 3,097,000
Shares redeemed ......................................
(3,490,327) (27,391,573) (942,364) (7,342,095)
(2,365,794) $ (18,550,167) (1,475) $ (16,833)
(7,084,680) $ (55,753,688) (7,094,737) $ (55,623,939)

Report of Independent Registered Public Accounting Firm
2025
BlackRock Annual Financial Statements and Additional Information
82
To the Shareholders of BlackRock Mortgage-Backed Securities Fund and BlackRock Income Fund and the Board of Trustees of BlackRock Funds V:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Mortgage-Backed Securities Fund (Formerly BlackRock GNMA Portfolio) and BlackRock
Income Fund of BlackRock Funds V (the “Funds”), including the schedules of investments, as of September 30, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30,
2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 21, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information
(unaudited)
83
Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended September 30,
2025:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
September 30, 2025:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended September 30, 2025 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended September 30, 2025:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended September 30, 2025:
Fund Name
Qualified Dividend
Income
Income Fund ...................................................................................................... $ 4,944,615
Fund Name Federal Obligation Interest
Income Fund ...................................................................................................... $ 6,457,797
Mortgage-Backed Securities Fund ....................................................................................... 306,060
Fund Name
Dividends-Received
Deduction
Income Fund ...................................................................................................... 2 .56%
Fund Name Interest Dividends
Income Fund ...................................................................................................... $ 58,448,427
Mortgage-Backed Securities Fund ....................................................................................... 10,314,435
Fund Name
Interest-Related
Dividends
Income Fund ...................................................................................................... $ 30,460,411
Mortgage-Backed Securities Fund ....................................................................................... 10,314,435

Additional Information
2025
BlackRock Annual Financial Statements and Additional Information
84
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
85
Additional Information
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
(a)
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(a)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809
(a)
For BlackRock Income Fund

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
2025
BlackRock Annual Financial Statements and Additional Information
86
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds V (the “Trust”) met on May 8, 2025 (the “May
Meeting”) and June 5-6, 2025 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Income Fund (the “Income Fund”) and BlackRock Mortgage-Backed Securities Fund (the “Mortgage-Backed Securities Fund” and together with the
Income Fund, the “Funds” and each, a “Fund”), and BlackRock Advisors, LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”) between (1) the Manager and BlackRock International Limited (“BIL”), with respect to the Income
Fund, and (2) the Manager and BlackRock (Singapore) Limited (“BSL” and together with BIL, the “Sub-Advisors”), with respect to the Income Fund. The Manager and the
Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the May Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
87
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities;
investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each
Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisors, with respect to the Income Fund, facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the Income Fund and its shareholders.
B. The Investment Performance of each Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May
Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the
May Meeting. In preparation for the May Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each
Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-, three- and five-year periods reported, the Income Fund ranked in the second quartile against its Performance Peers.
The Board noted that for the one-, three- and five-year periods reported, the Mortgage-Backed Securities Fund ranked in the second, third and third quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Mortgage-Backed Securities Fund’s underperformance relative to its Performance Peers during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with each Fund
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
88
Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to
Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years.
The Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed
BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Income Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the second quartile relative to the Income Fund’s Expense Peers. The Board also noted that the Income Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Income Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Income Fund decreases below certain contractually specified levels. The
Board further noted that BlackRock and the Board have contractually agreed to a cap on the Income Fund’s total expenses as a percentage of the Income Fund’s average daily net assets on a class-by-class basis.
The Board noted that the Mortgage-Backed Securities Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Mortgage-Backed Securities Fund’s Expense Peers. The Board also noted that the Mortgage-Backed Securities Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Mortgage-
Backed Securities Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of Mortgage-Backed Securities Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Mortgage-Backed Securities Fund’s total expenses as a percentage of the Mortgage-Backed Securities Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of each Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending, and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
89
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2026, and the Sub-Advisory Agreements between (1) the Manager and BIL, with respect to the Income Fund, and (2) the
Manager and BSL, with respect to the Income Fund, for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent
Board Members were advised by independent legal counsel throughout the deliberative process.

Glossary of Terms Used in these Financial Statements
2025
BlackRock Annual Financial Statements and Additional Information
90
Currency Abbreviation
AUD Australian Dollar
CHF Swiss Franc
EUR Euro
GBP British Pound
USD United States Dollar
Portfolio Abbreviation
ABS Asset-Backed Security
CLO Collateralized Loan Obligation
DAC Designated Activity Company
EM Emerging Markets
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
JSC Joint Stock Company
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PCL Public Company Limited
PIK Payment-In-Kind
PJSC Public Joint Stock Company
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TBA To-be-announced

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

September 30, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Annual Financial
Statements and Additional
Information
BlackRock Funds V
BlackRock Core Bond Portfolio
BlackRock High Yield Portfolio
BlackRock Low Duration Bond Portfolio

Page
2

The Benefits and Risks of Leveraging
3
The Benefits and Risks of Leveraging / Derivative Financial Instruments
The Funds may utilize leverage to seek to enhance returns and net asset value (“NAV”). However, there is no guarantee that these objectives can be achieved in all interest rate environments.
In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by each Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of each Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, each Fund’s shareholders benefit from the incremental net income.
The interest earned on securities purchased with the proceeds from leverage is distributed to each Fund’s shareholders, and the value of these portfolio holdings is reflected in each Fund’s per share NAV. However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other ongoing costs of leverage exceed a Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage.
Furthermore, the value of each Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can also influence the value of portfolio investments. As a result, changes in interest rates can influence each Fund’s NAV positively or negatively in addition to the impact on each Fund’s performance from leverage. Changes in the direction of interest rates are difficult to predict accurately, and there is no assurance that a Fund’s leveraging strategy will be successful.
The use of leverage also generally causes greater changes in each Fund’s NAV and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV of a Fund’s shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of the leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by each Fund’s shareholders and may reduce income.
Derivative Financial Instruments
The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument.
Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Funds must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
September 30, 2025
BlackRock Core Bond Portfolio
4
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
1988 CLO 2 Ltd., Series 2023-2A, Class A1R,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 5.52%, 04/15/38
(a) (b)
........... USD 570 $ 570,565
1988 CLO 5 Ltd., Series 2024-5A, Class A1,
(3-mo. CME Term SOFR at 1.54% Floor +
1.54%), 5.86%, 07/15/37
(a) (b)
........... 800 804,373
522 Funding CLO Ltd., Series 2019-5A, Class
AR, (3-mo. CME Term SOFR at 1.33% Floor +
1.33%), 5.65%, 04/15/35
(a) (b)
........... 250 250,230
ACREC LLC, Series 2023-FL2, Class A, (1-mo.
CME Term SOFR at 2.23% Floor + 2.23%),
6.38%, 02/19/38
(a) (b)
................. 317 317,428
ACRES LLC, Series 2025-FL3, Class A, (1-mo.
CME Term SOFR at 1.62% Floor + 1.62%),
5.75%, 08/18/40
(a) (b)
................. 1,209 1,211,584
Affirm Asset Securitization Trust, Series 2025-X1,
Class C, 5.34%, 04/15/30
(b)
............ 252 252,513
Affirm Master Trust
(b)
Series 2025-1A, Class A, 4.99%, 02/15/33 .. 2,815 2,837,531
Series 2025-1A, Class B, 5.13%, 02/15/33 .. 221 222,595
AGL CLO 12 Ltd., Series 2021-12A, Class A1,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 5.75%, 07/20/34
(a) (b)
........... 1,730 1,732,942
AGL CLO 37 Ltd., Series 2024-37A, Class A1,
(3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 5.57%, 04/22/38
(a) (b)
........... 250 250,550
AGL CLO 42 Ltd., Series 2025-42A, Class A1,
(3-mo. CME Term SOFR at 1.30% Floor +
1.30%), 5.57%, 07/22/38
(a) (b)
........... 280 280,496
AGL Core CLO 15 Ltd., Series 2021-15A, Class
A1, (3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 5.74%, 01/20/35
(a) (b)
........... 500 500,921
AGL Core CLO 2 Ltd., Series 2019-2A, Class
A1R, (3-mo. CME Term SOFR at 1.46% Floor
+ 1.46%), 5.79%, 07/20/37
(a) (b)
.......... 1,320 1,325,190
AGL Core CLO 38 Ltd., Series 2025-38A, Class
A1, (3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 5.57%, 01/22/38
(a) (b)
........... 710 711,620
AGL Core CLO 4 Ltd., Series 2020-4A, Class
AR2, (3-mo. CME Term SOFR at 1.38% Floor
+ 1.38%), 5.71%, 10/20/37
(a) (b)
.......... 920 923,128
Ajax Mortgage Loan Trust, Series 2021-C, Class
A, 6.11%, 01/25/61
(b) (c)
............... 3,789 3,787,978
Anchorage Capital CLO 17 Ltd., Series 2021-
17A, Class A1R, (3-mo. CME Term SOFR at
1.23% Floor + 1.23%), 5.55%, 02/15/38
(a) (b)
. 2,745 2,749,003
Anchorage Capital CLO 29 Ltd., Series 2024-
29A, Class A1, (3-mo. CME Term SOFR at
1.60% Floor + 1.60%), 5.93%, 07/20/37
(a) (b)
. 640 643,241
Anchorage Capital CLO 7 Ltd.
(a)(b)
Series 2015-7A, Class AR3, (3-mo. CME Term
SOFR at 1.56% Floor + 1.56%), 5.87%,
04/28/37 ...................... 930 933,642
Series 2015-7A, Class BR3, (3-mo. CME Term
SOFR at 2.05% Floor + 2.05%), 6.36%,
04/28/37 ...................... 1,640 1,648,757
Series 2015-7A, Class DR3, (3-mo. CME
Term SOFR at 3.80% Floor + 3.80%),
8.11%, 04/28/37 ................. 250 251,668
Anchorage Capital CLO 8 Ltd.
(a)(b)
Series 2016-8A, Class AR2A, (3-mo. CME
Term SOFR at 1.20% Floor + 1.46%),
5.78%, 10/27/34 ................. 510 510,698
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2016-8A, Class BR2, (3-mo. CME Term
SOFR at 1.80% Floor + 2.06%), 6.38%,
10/27/34 ...................... USD 650 $ 650,624
Apidos CLO XXXII, Series 2019-32A, Class A1R,
(3-mo. CME Term SOFR at 1.10% Floor +
1.10%), 5.43%, 01/20/33
(a) (b)
........... 247 246,650
Apidos CLO XXXIV, Series 2020-34A, Class
A1R, (3-mo. CME Term SOFR at 1.15% Floor
+ 1.41%), 5.74%, 01/20/35
(a) (b)
.......... 450 450,847
Apidos CLO XXXVI, Series 2021-36A, Class B,
(3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 6.19%, 07/20/34
(a) (b)
........... 250 250,655
Aqua Finance Trust, Series 2021-A, Class A,
1.54%, 07/17/46
(b)
.................. 36 33,114
Arbor Realty Collateralized Loan Obligation Ltd.,
Series 2025-BTR1, Class A, (1-mo. CME
Term SOFR at 1.93% Floor + 1.93%), 6.06%,
01/20/41
(a) (b)
...................... 1,103 1,104,009
Arbor Realty Commercial Real Estate Notes
LLC, Series 2025-FL1, Class A, (1-mo. CME
Term SOFR at 1.35% Floor + 1.35%), 5.49%,
01/20/43
(a) (b)
...................... 1,100 1,097,085
Arbor Realty Commercial Real Estate Notes Ltd.,
Series 2022-FL1, Class A, (SOFR 30 day
Average at 1.45% Floor + 1.45%), 5.82%,
01/15/37
(a) (b)
...................... 1,468 1,468,405
AREIT LLC, Series 2023-CRE8, Class A, (1-mo.
CME Term SOFR at 2.11% Floor + 2.11%),
6.25%, 08/17/41
(a) (b)
................. 530 529,971
AREIT Ltd.
(a)(b)
Series 2024-CRE9, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
5.84%, 05/17/41 ................. 2,766 2,766,523
Series 2025-CRE10, Class A, (1-mo. CME
Term SOFR at 1.39% Floor + 1.39%),
5.54%, 12/17/29 ................. 285 285,176
Ares European CLO XII DAC, Series 12A, Class
B1R, (3-mo. EURIBOR at 1.70% Floor +
1.70%), 3.72%, 04/20/32
(a) (b)
........... EUR 297 350,395
Ares LIX CLO Ltd., Series 2021-59A, Class A,
(3-mo. CME Term SOFR at 1.03% Floor +
1.29%), 5.61%, 04/25/34
(a) (b)
........... USD 250 250,101
Ares Loan Funding IV Ltd., Series 2023-ALF4A,
Class A1, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 6.07%, 10/15/36
(a) (b)
...... 260 260,294
Ares LVI CLO Ltd., Series 2020-56A, Class
A1R2, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 5.57%, 01/25/38
(a) (b)
...... 410 411,028
Ares LVII CLO Ltd., Series 2020-57A, Class AR,
(3-mo. CME Term SOFR at 1.15% Floor +
1.41%), 5.73%, 01/25/35
(a) (b)
........... 250 250,467
Asimi Funding plc
(a)(d)
Series 2024-1, Class B, (Sterling Overnight
Index Average + 1.35%), 5.32%, 09/16/31 GBP 123 165,651
Series 2024-1, Class C, (Sterling Overnight
Index Average + 1.95%), 5.92%, 09/16/31 114 154,121
Series 2025-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.75%),
5.72%, 05/16/32 ................. 132 177,892
Series 2025-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.40%),
6.37%, 05/16/32 ................. 82 111,297
Asset-Backed European Securitisation
Transaction Twenty-Five SRL, Series 25,
Class D, (1-mo. EURIBOR at 0.00% Floor +
2.50%), 4.38%, 11/15/39
(a) (d)
........... EUR 95 112,382

Schedule of Investments
(continued)
September 30, 2025
BlackRock Core Bond Portfolio
Schedules of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Asset-Backed European Securitisation
Transaction Twenty-Three SARL
(a)(d)
Series 23, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.60%), 3.53%, 03/21/34 . EUR 94 $ 111,557
Series 23, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.90%), 3.83%, 03/21/34 . 94 111,742
Series 23, Class E, (1-mo. EURIBOR at
0.00% Floor + 2.40%), 4.33%, 03/21/34 . 94 111,830
Assurant CLO II Ltd., Series 2018-2A, Class A,
(3-mo. CME Term SOFR at 1.04% Floor +
1.30%), 5.63%, 04/20/31
(a) (b)
........... USD 22 21,549
Auto ABS Italian Stella Loans SRL
(a)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 3.60%, 12/29/36 . EUR 77 91,786
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 2.30%), 4.20%, 12/29/36 . 77 92,152
Series 2025-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.25%), 3.15%, 12/28/40 . 137 161,228
Auto1 Car Funding SARL, Series 2024-1, Class
C, (1-mo. EURIBOR at 0.00% Floor + 1.50%),
3.38%, 12/15/33
(a) (d)
................. 100 118,187
AutoNoria Spain FT, Series 2025-SP, Class D,
(1-mo. EURIBOR at 0.00% Floor + 1.50%),
3.37%, 04/30/43
(a) (d)
................. 100 117,564
Avoca CLO XVIII DAC, Series 18A, Class CR,
(3-mo. EURIBOR at 2.25% Floor + 2.25%),
4.28%, 01/15/38
(a) (b)
................. 250 295,311
Avoca CLO XXII DAC, Series 22X, Class B1,
(3-mo. EURIBOR at 1.30% Floor + 1.30%),
3.33%, 04/15/35
(a) (d)
................. 200 233,628
Bain Capital Credit CLO Ltd.
(a)(b)
Series 2018-2A, Class BR, (3-mo. CME Term
SOFR at 1.55% Floor + 1.55%), 5.88%,
07/19/31 ...................... USD 500 500,000
Series 2020-2A, Class ARR, (3-mo. CME
Term SOFR at 1.24% Floor + 1.24%),
5.57%, 07/19/34 ................. 250 250,250
Series 2021-3A, Class D, (3-mo. CME Term
SOFR at 3.36% Floor + 3.36%), 7.68%,
07/24/34 ...................... 250 249,063
Ballyrock CLO 14 Ltd., Series 2020-14A, Class
A1AR, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.71%, 07/20/37
(a) (b)
...... 617 618,606
Ballyrock CLO 29 Ltd., Series 2025-29A, Class
A1A, (3-mo. CME Term SOFR at 1.32% Floor
+ 1.32%), 5.63%, 07/25/38
(a) (b)
.......... 250 250,435
Bardot CLO Ltd., Series 2019-2A, Class ARR,
(3-mo. CME Term SOFR at 0.98% Floor +
0.98%), 5.31%, 10/22/32
(a) (b)
........... 269 269,070
Barings CLO Ltd.
(a)(b)
Series 2015-IA, Class BR, (3-mo. CME Term
SOFR at 1.40% Floor + 1.66%), 5.99%,
01/20/31 ...................... 250 250,183
Series 2018-2A, Class B1AR, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.97%, 07/15/36 ................. 1,840 1,845,299
Battalion CLO 18 Ltd., Series 2020-18A, Class
BRR, (3-mo. CME Term SOFR at 1.80% Floor
+ 1.80%), 6.08%, 10/15/36
(a) (b)
.......... 375 375,735
Battalion CLO VIII Ltd.
(a)(b)
Series 2015-8A, Class A1R3, (3-mo. CME
Term SOFR at 0.90% Floor + 0.90%),
5.23%, 07/18/30 ................. 1,332 1,332,085
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2015-8A, Class A2R3, (3-mo. CME
Term SOFR at 1.00% Floor + 1.00%),
5.33%, 07/18/30 ................. USD 666 $ 663,415
BBAM US CLO I Ltd., Series 2022-1A, Class AR,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 5.52%, 03/30/38
(a) (b)
........... 300 300,298
BBAM US CLO V Ltd., Series 2025-5A, Class
A1, (3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.60%, 07/25/38
(a) (b)
........... 250 250,886
BDS LLC
(a)(b)
Series 2022-FL11, Class ATS, (1-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
5.93%, 03/19/39 ................. 238 237,909
Series 2024-FL13, Class A, (1-mo. CME Term
SOFR at 1.58% Floor + 1.58%), 5.71%,
09/19/39 ...................... 2,734 2,748,056
Benefit Street Partners CLO 43 Ltd., Series
2025-43A, Class A, (3-mo. CME Term SOFR
at 1.27% Floor + 1.27%), 0.00%, 10/20/38
(a) (b)
250 250,000
Benefit Street Partners CLO V-B Ltd., Series
2018-5BA, Class A1R, (3-mo. CME Term
SOFR at 1.53% Floor + 1.53%), 5.86%,
07/20/37
(a) (b)
...................... 960 966,220
Benefit Street Partners CLO X Ltd., Series 2016-
10A, Class A1R3, (3-mo. CME Term SOFR at
1.30% Floor + 1.30%), 5.63%, 07/20/38
(a) (b)
. 966 969,309
Benefit Street Partners CLO XII-B Ltd., Series
2017-12BRA, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 6.02%,
10/15/37
(a) (b)
...................... 410 410,939
Benefit Street Partners CLO XX Ltd., Series
2020-20A, Class ARR, (3-mo. CME Term
SOFR at 1.29% Floor + 1.29%), 5.58%,
07/15/37
(a) (b)
...................... 340 341,039
Benefit Street Partners CLO XXIII Ltd., Series
2021-23A, Class A1R, (3-mo. CME Term
SOFR at 1.10% Floor + 1.10%), 5.42%,
04/25/34
(a) (b)
...................... 250 250,229
Benefit Street Partners CLO XXIX Ltd., Series
2022-29A, Class AR, (3-mo. CME Term SOFR
at 1.18% Floor + 1.18%), 5.50%, 01/25/38
(a) (b)
250 250,134
Benefit Street Partners CLO XXVI Ltd., Series
2022-26A, Class AR, (3-mo. CME Term SOFR
at 1.38% Floor + 1.38%), 5.71%, 07/20/37
(a) (b)
270 270,945
Benefit Street Partners CLO XXVII Ltd., Series
2022-27A, Class AR, (3-mo. CME Term SOFR
at 1.37% Floor + 1.37%), 5.70%, 10/20/37
(a) (b)
2,420 2,426,926
Benefit Street Partners CLO XXXVIII Ltd., Series
2024-38A, Class A, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 5.63%, 01/25/38
(a) (b)
1,010 1,013,809
BHG Securitization Trust, Series 2022-C, Class
B, 5.93%, 10/17/35
(b)
................ 138 138,858
Birch Grove CLO 10 Ltd., Series 2024-10A,
Class A, (3-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.72%, 01/22/38
(a) (b)
...... 550 552,280
Birch Grove CLO 13 Ltd., Series 2025-13A,
Class A1, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.47%, 10/23/38
(a) (b)
...... 280 280,731
Birch Grove CLO 2 Ltd., Series 2021-2A, Class
A1R, (3-mo. CME Term SOFR at 1.40% Floor
+ 1.40%), 5.73%, 10/19/37
(a) (b)
.......... 500 501,788
Birch Grove CLO 3 Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.26% Floor
+ 1.26%), 5.59%, 01/19/38
(a) (b)
.......... 250 250,563

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Core Bond Portfolio
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
BlueMountain CLO Ltd.
(a)(b)
Series 2015-3A, Class A1R, (3-mo. CME Term
SOFR at 0.00% Floor + 1.26%), 5.59%,
04/20/31 ...................... USD 101 $ 101,291
Series 2016-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.20% Floor + 1.20%),
5.41%, 11/15/30 ................. 178 177,973
Series 2018-1A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 6.27%,
07/30/30 ...................... 2,000 2,000,580
Series 2018-2A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 6.17%,
08/15/31 ...................... 1,200 1,201,932
Series 2018-3A, Class A1R, (3-mo. CME Term
SOFR at 1.19% Floor + 1.19%), 5.51%,
10/25/30 ...................... 313 313,411
BlueMountain CLO XXII Ltd., Series 2018-22A,
Class B, (3-mo. CME Term SOFR at 1.50%
Floor + 1.76%), 6.08%, 07/15/31
(a) (b)
...... 2,020 2,021,111
BlueMountain CLO XXIX Ltd., Series 2020-29A,
Class BR, (3-mo. CME Term SOFR at 1.75%
Floor + 2.01%), 6.33%, 07/25/34
(a) (b)
...... 250 250,520
BlueMountain CLO XXV Ltd., Series 2019-25A,
Class A1RR, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.67%, 01/15/38
(a) (b)
. 250 250,729
BlueMountain Euro CLO DAC, Series 2021-2A,
Class B1, (3-mo. EURIBOR at 1.75% Floor +
1.75%), 3.78%, 10/15/35
(a) (b)
........... EUR 660 774,897
BlueMountain Fuji US CLO II Ltd., Series 2017-
2A, Class A1AR, (3-mo. CME Term SOFR at
0.00% Floor + 1.26%), 5.59%, 10/20/30
(a) (b)
. USD 352 352,489
BRAVO Residential Funding Trust, Series 2024-
CES2, Class A1A, 5.55%, 09/25/54
(b) (c)
.... 300 301,395
Bridge Street CLO II Ltd., Series 2021-1A, Class
A1A, (3-mo. CME Term SOFR at 1.23% Floor
+ 1.49%), 5.82%, 07/20/34
(a) (b)
.......... 250 250,407
Brignole Co., Series 2024, Class C, (1-mo.
EURIBOR at 0.00% Floor + 2.00%), 3.91%,
02/24/42
(a) (d)
...................... EUR 59 70,189
Bryant Park CLO Ltd., Series 2025-27A, Class
A1, (3-mo. CME Term SOFR at 1.33% Floor +
1.33%), 5.53%, 07/20/38
(a) (b)
........... USD 1,050 1,054,072
Bryant Park Funding Ltd., Series 2024-24A,
Class A1, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.72%, 10/15/37
(a) (b)
...... 3,250 3,261,557
BSPDF Issuer LLC, Series 2025-FL2, Class A,
(1-mo. CME Term SOFR at 1.52% Floor +
1.52%), 5.85%, 12/15/42
(a) (b)
........... 185 184,966
Buckhorn Park CLO Ltd., Series 2019-1A, Class
ARR, (3-mo. CME Term SOFR at 1.07% Floor
+ 1.07%), 5.40%, 07/18/34
(a) (b)
.......... 570 570,285
BXMT Ltd., Series 2025-FL5, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.77%, 10/18/42
(a) (b)
................. 1,489 1,482,328
Canyon Capital CLO Ltd., Series 2016-1A, Class
AR, (3-mo. CME Term SOFR at 0.00% Floor +
1.33%), 5.65%, 07/15/31
(a) (b)
........... 128 128,365
Canyon CLO Ltd.
(a)(b)
Series 2018-1A, Class A, (3-mo. CME Term
SOFR at 1.07% Floor + 1.33%), 5.65%,
07/15/31 ...................... 124 124,537
Series 2020-3A, Class A1R, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.72%,
10/15/37 ...................... 500 501,783
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2020-3A, Class BR, (3-mo. CME Term
SOFR at 1.95% Floor + 1.95%), 6.27%,
10/15/37 ...................... USD 350 $ 351,585
Cardiff Auto Receivables Securitisation plc
(a)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.87%, 08/20/31 ................. GBP 357 484,565
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.60%),
6.57%, 08/20/31 ................. 271 369,394
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-2RA, Class A1, (3-mo. CME
Term SOFR at 0.00% Floor + 1.31%), 5.52%,
05/15/31
(a) (b)
...................... USD 60 60,056
Carlyle US CLO Ltd., Series 2017-3A, Class
A1R2, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.73%, 10/21/37
(a) (b)
...... 867 870,728
Cayuga Park CLO Ltd., Series 2020-1A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.70%, 07/17/34
(a) (b)
........... 690 690,997
CBAM Ltd., Series 2020-12A, Class AR, (3-mo.
CME Term SOFR at 1.44% Floor + 1.44%),
5.77%, 07/20/34
(a) (b)
................. 250 250,416
Cedar Funding II CLO Ltd., Series 2013-1A,
Class BR3, (3-mo. CME Term SOFR at 1.75%
Floor + 1.75%), 5.84%, 07/22/38
(a) (b)
...... 680 682,965
Cedar Funding VII CLO Ltd., Series 2018-7A,
Class AR, (3-mo. CME Term SOFR at 1.08%
Floor + 1.08%), 5.41%, 01/20/31
(a) (b)
...... 143 142,623
Cedar Funding XI CLO Ltd., Series 2019-11A,
Class A2R2, (3-mo. CME Term SOFR at
1.30% Floor + 1.30%), 5.50%, 05/29/32
(a) (b)
. 280 279,880
CIFC Funding 2017-I Ltd., Series 2017-1A, Class
BRR, (3-mo. CME Term SOFR at 2.05% Floor
+ 2.05%), 6.38%, 04/21/37
(a) (b)
.......... 340 341,200
CIFC Funding 2018-II Ltd., Series 2018-2A,
Class A1R, (3-mo. CME Term SOFR at 1.37%
Floor + 1.37%), 5.70%, 10/20/37
(a) (b)
...... 250 250,690
CIFC Funding 2021-IV Ltd., Series 2021-4A,
Class AR, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.68%, 07/23/37
(a) (b)
...... 700 702,253
CIFC Funding Ltd.
(a)(b)
Series 2013-2A, Class A1L2, (3-mo. CME
Term SOFR at 1.00% Floor + 1.26%),
5.59%, 10/18/30 ................. 118 118,368
Series 2014-3A, Class A1R, (3-mo. CME Term
SOFR at 1.18% Floor + 1.18%), 5.50%,
03/31/38 ...................... 250 250,250
Series 2017-1A, Class ARR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
5.88%, 04/21/37 ................. 1,190 1,194,568
Series 2017-5A, Class AR, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 5.73%,
07/17/37 ...................... 250 250,897
Series 2018-1A, Class A1R, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%), 5.65%,
01/18/38 ...................... 960 962,880
Series 2018-1A, Class BR, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 6.03%,
01/18/38 ...................... 500 502,070
Series 2018-3A, Class A1R, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 5.35%,
10/18/38 ...................... 250 250,908
Series 2019-1A, Class A1R2, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.69%, 10/20/37 ................. 1,370 1,374,133

Schedule of Investments
(continued)
September 30, 2025
BlackRock Core Bond Portfolio
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2019-3A, Class CR2, (3-mo. CME
Term SOFR at 1.80% Floor + 1.80%),
6.12%, 01/16/38 ................. USD 490 $ 490,958
Series 2020-1A, Class A1R, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 5.73%,
07/15/36 ...................... 300 300,465
Series 2020-1A, Class BR, (3-mo. CME Term
SOFR at 1.91% Floor + 1.91%), 6.23%,
07/15/36 ...................... 740 741,414
Series 2020-3A, Class A1R, (3-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.72%,
10/20/34 ...................... 1,600 1,602,224
Series 2020-4A, Class A1R, (3-mo. CME Term
SOFR at 1.30% Floor + 1.30%), 5.62%,
01/15/40 ...................... 1,830 1,836,865
Series 2021-6A, Class A, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.72%,
10/15/34 ...................... 250 250,388
Series 2024-3A, Class A1, (3-mo. CME Term
SOFR at 1.48% Floor + 1.48%), 5.81%,
07/21/37 ...................... 250 251,186
Series 2025-4A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 5.81%,
10/24/38 ...................... 320 321,629
Series 2025-4A, Class C, (3-mo. CME Term
SOFR at 1.85% Floor + 1.85%), 5.96%,
10/24/38 ...................... 320 320,867
Clover CLO LLC
(a)(b)
Series 2018-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.53% Floor + 1.53%),
5.86%, 04/20/37 ................. 280 281,126
Series 2021-3A, Class AR, (3-mo. CME Term
SOFR at 1.07% Floor + 1.07%), 5.39%,
01/25/35 ...................... 850 851,364
College Avenue Student Loans LLC
(b)
Series 2021-B, Class B, 2.42%, 06/25/52 ... 145 132,965
Series 2021-B, Class C, 2.72%, 06/25/52 .. 61 56,866
Compass Datacenters Issuer III LLC, Series
2025-3A, Class A2, 5.29%, 07/25/50
(b)
..... 1,915 1,936,445
Concord Music Royalties LLC, Series 2024-1A,
Class A, 5.64%, 10/20/74
(b)
............ 488 491,675
Creeksource Dunes Creek CLO Ltd.
(a)(b)
Series 2024-1A, Class A1, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 5.73%,
01/15/38 ...................... 500 502,171
Series 2024-1A, Class B, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.07%,
01/15/38 ...................... 250 250,843
CVC Cordatus Loan Fund IV DAC, Series 4X,
Class BR1, (3-mo. EURIBOR at 1.30% Floor
+ 1.30%), 3.33%, 02/22/34
(a) (d)
.......... EUR 260 303,710
CWHEQ Revolving Home Equity Loan Trust,
Series 2006-I, Class 1A, (1-mo. CME Term
SOFR at 0.14% Floor + 0.25%), 4.40%,
01/15/37
(a)
....................... USD 74 71,341
Diameter Capital CLO 10 Ltd., Series 2025-10A,
Class A, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.60%, 04/20/38
(a) (b)
...... 4,174 4,187,767
Diameter Capital CLO 8 Ltd., Series 2024-8A,
Class A1A, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.73%, 10/20/37
(a) (b)
...... 4,590 4,606,542
Dowson plc, Series 2024-1, Class D, (Sterling
Overnight Index Average at 0.00% Floor +
2.35%), 6.32%, 08/20/31
(a) (d)
........... GBP 100 135,490
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Dryden 104 CLO Ltd., Series 2022-104A, Class
A1R, (3-mo. CME Term SOFR at 1.29% Floor
+ 1.29%), 5.49%, 08/20/34
(a) (b)
.......... USD 690 $ 691,081
Dryden 41 Senior Loan Fund, Series 2015-41A,
Class AR, (3-mo. CME Term SOFR at 0.97%
Floor + 1.23%), 5.55%, 04/15/31
(a) (b)
...... 247 247,532
Dryden 55 CLO Ltd., Series 2018-55A, Class
A1, (3-mo. CME Term SOFR at 0.00% Floor +
1.28%), 5.60%, 04/15/31
(a) (b)
........... 283 283,622
Dryden 64 CLO Ltd., Series 2018-64A, Class
A, (3-mo. CME Term SOFR at 0.00% Floor +
1.23%), 5.56%, 04/18/31
(a) (b)
........... 111 111,233
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 6.19%, 07/18/30
(a) (b)
........... 250 250,540
Dwight Issuer LLC, Series 2025-FL1, Class A,
(1-mo. CME Term SOFR at 1.66% Floor +
1.66%), 5.80%, 06/18/42
(a) (b)
........... 127 126,896
Eaton Vance CLO Ltd., Series 2013-1A, Class
AR4, (3-mo. CME Term SOFR at 1.34% Floor
+ 1.34%), 5.62%, 10/15/38
(a) (b)
.......... 500 502,189
EDvestinU Private Education Loan Issue No.
4 LLC, Series 2022-A, Class A, 5.25%,
11/25/40
(b)
....................... 390 390,683
Elmwood CLO 29 Ltd., Series 2024-5A, Class
AR1, (3-mo. CME Term SOFR at 1.52% Floor
+ 1.52%), 5.85%, 04/20/37
(a) (b)
.......... 1,010 1,015,085
Elmwood CLO 38 Ltd., Series 2025-1A, Class
A, (3-mo. CME Term SOFR at 1.15% Floor +
1.15%), 5.43%, 04/22/38
(a) (b)
........... 1,370 1,371,848
Elmwood CLO II Ltd.
(a)(b)
Series 2019-2A, Class A1RR, (3-mo. CME
Term SOFR at 1.35% Floor + 1.35%),
5.68%, 10/20/37 ................. 1,250 1,254,796
Series 2019-2A, Class BRR, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
6.03%, 10/20/37 ................. 250 251,098
Elmwood CLO III Ltd., Series 2019-3A, Class
BRR, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 6.03%, 07/18/37
(a) (b)
.......... 250 250,935
Elmwood CLO VI Ltd., Series 2020-3A, Class
ARR, (3-mo. CME Term SOFR at 1.38% Floor
+ 1.38%), 5.71%, 07/18/37
(a) (b)
.......... 360 360,988
Elmwood CLO VII Ltd., Series 2020-4A, Class
A1RR, (3-mo. CME Term SOFR at 1.36%
Floor + 1.36%), 5.68%, 10/17/37
(a) (b)
...... 250 250,857
Elmwood CLO XII Ltd., Series 2021-5A, Class
AR, (3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.68%, 10/15/37
(a) (b)
........... 292 292,992
Flatiron CLO 21 Ltd.
(a)(b)
Series 2021-1A, Class A1R, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.69%,
10/19/37 ...................... 3,150 3,159,198
Series 2021-1A, Class A2R, (3-mo. CME Term
SOFR at 1.58% Floor + 1.58%), 5.91%,
10/19/37 ...................... 430 430,347
Flatiron CLO 25 Ltd.
(a)(b)
Series 2024-2A, Class A, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.67%,
10/17/37 ...................... 260 260,995
Series 2024-2A, Class B, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.92%,
10/17/37 ...................... 250 250,885
Fortuna Consumer Loan ABS DAC
(a)(d)
Series 2024-2, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.65%), 3.56%, 10/18/34 . EUR 200 236,250

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Core Bond Portfolio
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2025-2, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.40%), 0.00%, 10/18/35 . EUR 100 $ 117,446
FS Rialto Issuer LLC
(a)(b)
Series 2022-FL4, Class A, (SOFR 30 day
Average at 1.90% Floor + 1.90%), 6.29%,
01/19/39 ...................... USD 974 971,852
Series 2024-FL9, Class A, (1-mo. CME Term
SOFR at 1.63% Floor + 1.63%), 5.76%,
10/19/39 ...................... 931 935,937
Series 2025-FL10, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.52%,
08/19/42 ...................... 210 210,159
FTA Consumo Santander
(a)(d)
Series 7, Class B, (3-mo. EURIBOR at 0.00%
Floor + 1.30%), 3.32%, 07/20/38 ...... EUR 157 185,507
Series 7, Class C, (3-mo. EURIBOR at 0.00%
Floor + 1.65%), 3.67%, 07/20/38 ...... 157 185,526
Galaxy XXVI CLO Ltd., Series 2018-26A, Class
AR, (3-mo. CME Term SOFR at 1.17% Floor +
1.17%), 5.37%, 11/22/31
(a) (b)
........... USD 85 85,029
Generate CLO 13 Ltd., Series 2023-13A, Class
A1, (3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 6.13%, 01/20/37
(a) (b)
........... 790 791,808
Generate CLO 19 Ltd., Series 2025-19A, Class
A, (3-mo. CME Term SOFR at 1.25% Floor +
1.25%), 5.57%, 04/22/36
(a) (b)
........... 250 250,887
Generate CLO 2 Ltd., Series 2A, Class AR2,
(3-mo. CME Term SOFR at 1.41% Floor +
1.41%), 5.73%, 10/22/37
(a) (b)
........... 650 652,402
Generate CLO 20 Ltd., Series 2024-20A, Class
B, (3-mo. CME Term SOFR at 1.70% Floor +
1.70%), 6.02%, 01/25/38
(a) (b)
........... 510 512,346
Generate CLO 4 Ltd., Series 4A, Class ARR,
(3-mo. CME Term SOFR at 1.43% Floor +
1.43%), 5.76%, 07/20/37
(a) (b)
........... 1,050 1,054,626
Generate CLO 7 Ltd., Series 7A, Class A1R,
(3-mo. CME Term SOFR at 1.62% Floor +
1.62%), 5.95%, 04/22/37
(a) (b)
........... 280 280,943
Generate CLO 8 Ltd., Series 8A, Class A1R2,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.71%, 01/20/38
(a) (b)
........... 250 250,771
Generate CLO 9 Ltd., Series 9A, Class AR,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.68%, 01/20/38
(a) (b)
........... 690 692,024
Golden Bar Securitisation SRL
(a)(d)
Series 2024-1, Class B, (3-mo. EURIBOR at
0.00% Floor + 1.50%), 3.53%, 09/22/43 . EUR 270 320,128
Series 2025-1, Class D, (3-mo. EURIBOR at
0.00% Floor + 1.90%), 3.93%, 12/20/44 . 100 118,725
Golden Ray SA-Compartment 1, Series 1, Class
C, (1-mo. EURIBOR at 0.00% Floor + 2.00%),
3.90%, 12/27/57
(a) (d)
................. 100 117,438
GoldenTree Loan Management US CLO 11 Ltd.,
Series 2021-11A, Class AR, (3-mo. CME
Term SOFR at 1.08% Floor + 1.08%), 5.41%,
10/20/34
(a) (b)
...................... USD 1,740 1,741,396
GoldenTree Loan Management US CLO 16 Ltd.,
Series 2022-16A, Class ARR, (3-mo. CME
Term SOFR at 1.12% Floor + 1.12%), 5.45%,
01/20/38
(a) (b)
...................... 580 580,190
GoldenTree Loan Management US CLO 23
Ltd.
(a)(b)
Series 2024-23A, Class A, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 5.60%,
01/20/39 ...................... 370 370,932
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-23A, Class B, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.93%,
01/20/39 ...................... USD 590 $ 592,095
Golub Capital Partners 48 LP, Series 2020-48A,
Class A1R, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.63%, 04/17/38
(a) (b)
...... 600 601,988
Golub Capital Partners CLO 76 B Ltd.
(a)(b)
Series 2024-76A, Class A1, (3-mo. CME Term
SOFR at 1.37% Floor + 1.37%), 5.69%,
10/25/37 ...................... 250 250,754
Series 2024-76A, Class B, (3-mo. CME Term
SOFR at 1.67% Floor + 1.67%), 5.99%,
10/25/37 ...................... 250 250,825
Series 2024-76A, Class D1, (3-mo. CME Term
SOFR at 2.90% Floor + 2.90%), 7.22%,
10/25/37 ...................... 250 251,250
Golub Capital Partners CLO 77 B Ltd., Series
2024-77A, Class A1, (3-mo. CME Term SOFR
at 1.25% Floor + 1.25%), 5.57%, 01/25/38
(a) (b)
462 462,793
Golub Capital Partners CLO 81 B Ltd., Series
2025-81A, Class A1, (3-mo. CME Term SOFR
at 1.31% Floor + 1.31%), 5.64%, 07/20/38
(a) (b)
250 250,388
Green Lakes Park CLO LLC, Series 2025-1A,
Class ARR, (3-mo. CME Term SOFR at 1.18%
Floor + 1.18%), 5.50%, 01/25/38
(a) (b)
...... 820 820,769
GreenSky Home Improvement Issuer Trust
(b)
Series 2025-2A, Class C, 5.26%, 06/25/60 .. 336 339,024
Series 2025-2A, Class D, 5.56%, 06/25/60 .. 268 270,718
Greystone CRE Notes LLC, Series 2025-FL4,
Class A, (1-mo. CME Term SOFR at 1.48%
Floor + 1.48%), 5.63%, 01/15/43
(a) (b)
...... 409 409,154
GSAA Home Equity Trust, Series 2006-5, Class
2A1, (1-mo. CME Term SOFR at 0.14% Floor
+ 0.25%), 4.41%, 03/25/36
(a)
........... 410 130,251
HalseyPoint CLO 4 Ltd., Series 2021-4A, Class
A, (3-mo. CME Term SOFR at 1.22% Floor +
1.48%), 5.81%, 04/20/34
(a) (b)
........... 270 270,397
HalseyPoint CLO 6 Ltd., Series 2022-6A, Class
A1R, (3-mo. CME Term SOFR at 1.35% Floor
+ 1.35%), 5.68%, 01/20/38
(a) (b)
.......... 250 250,773
HalseyPoint CLO 7 Ltd., Series 2023-7A, Class
A1R, (3-mo. CME Term SOFR at 1.45% Floor
+ 1.45%), 5.78%, 07/20/38
(a) (b)
.......... 250 251,614
Henley CLO IV DAC, Series 4X, Class B1, (3-mo.
EURIBOR at 1.35% Floor + 1.35%), 3.29%,
04/25/34
(a) (d)
...................... EUR 130 152,603
Hill FL BV, Series 2024-2FL, Class D, (1-mo.
EURIBOR at 0.00% Floor + 1.95%), 3.86%,
10/18/32
(a) (d)
...................... 100 115,870
Household Capital RMBS, Series 2025-1, Class
A, (3-mo. ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.90%), 5.74%,
07/21/87
(a) (d)
...................... AUD 690 455,199
Huntington Bank Auto Credit-Linked Notes
(a)(b)
Series 2024-1, Class B2, (SOFR 30 day
Average at 0.00% Floor + 1.40%), 5.79%,
05/20/32 ...................... USD 749 750,523
Series 2024-2, Class B2, (SOFR 30 day
Average at 0.00% Floor + 1.35%), 5.74%,
10/20/32 ...................... 1,267 1,268,694
Series 2025-2, Class B2, (SOFR 30 day
Average at 0.00% Floor + 1.20%), 5.59%,
09/20/33 ...................... 609 608,882
INCREF LLC, Series 2025-FL1, Class A, (1-mo.
CME Term SOFR at 1.73% Floor + 1.73%),
5.86%, 10/19/42
(a) (b)
................. 819 819,476

Schedule of Investments
(continued)
September 30, 2025
BlackRock Core Bond Portfolio
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Invesco CLO Ltd., Series 2022-1A, Class B,
(3-mo. CME Term SOFR at 1.80% Floor +
1.80%), 6.13%, 04/20/35
(a) (b)
........... USD 270 $ 270,103
Invesco US CLO Ltd., Series 2023-3A, Class AR,
(3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 5.63%, 07/15/38
(a) (b)
........... 530 531,537
Kings Park CLO Ltd., Series 2021-1A, Class A,
(3-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.72%, 01/21/35
(a) (b)
........... 250 250,375
KKR CLO 10 Ltd., Series 10, Class BR, (3-mo.
CME Term SOFR at 0.00% Floor + 1.96%),
6.00%, 09/15/29
(a) (b)
................. 28 27,557
KKR CLO 33 Ltd., Series 33A, Class A, (3-mo.
CME Term SOFR at 1.17% Floor + 1.43%),
5.76%, 07/20/34
(a) (b)
................. 250 250,410
KKR CLO 35 Ltd., Series 35A, Class AR, (3-mo.
CME Term SOFR at 1.20% Floor + 1.20%),
5.53%, 01/20/38
(a) (b)
................. 250 250,298
LCM 26 Ltd., Series 26A, Class A1, (3-mo. CME
Term SOFR at 1.07% Floor + 1.33%), 5.66%,
01/20/31
(a) (b)
...................... 4 4,243
LCM 29 Ltd., Series 29A, Class AR, (3-mo. CME
Term SOFR at 1.07% Floor + 1.33%), 5.65%,
04/15/31
(a) (b)
...................... 112 111,748
LCM XIV LP, Series 14A, Class AR, (3-mo. CME
Term SOFR at 0.00% Floor + 1.30%), 5.63%,
07/20/31
(a) (b)
...................... 3 2,512
Lendmark Funding Trust
(b)
Series 2024-1A, Class B, 5.88%, 06/21/32 .. 437 444,032
Series 2024-1A, Class C, 6.40%, 06/21/32 .. 168 171,449
Series 2024-1A, Class D, 7.21%, 06/21/32 .. 195 199,290
Series 2024-2A, Class B, 4.86%, 02/21/34 .. 263 263,711
Series 2024-2A, Class C, 5.25%, 02/21/34 .. 100 100,276
Series 2024-2A, Class D, 5.69%, 02/21/34 .. 387 387,329
Series 2025-1A, Class A, 4.94%, 09/20/34 .. 1,380 1,395,725
Series 2025-1A, Class C, 5.68%, 09/20/34 .. 100 101,887
LoanCore Issuer Ltd., Series 2022-CRE7, Class
A, (SOFR 30 day Average at 1.55% Floor +
1.55%), 5.93%, 01/17/37
(a) (b)
........... 766 766,431
Lyra Music Assets Delaware LP, Series 2025-1A,
Class A2, 5.60%, 09/20/65
(b)
........... 498 503,610
Madison Park Funding LVII Ltd., Series 2022-
57A, Class A1R, (3-mo. CME Term SOFR at
1.28% Floor + 1.28%), 5.59%, 07/27/34
(a) (b)
. 250 250,250
Madison Park Funding LXXI Ltd., Series 2025-
71A, Class A1, (3-mo. CME Term SOFR at
1.14% Floor + 1.14%), 5.41%, 04/23/38
(a) (b)
. 680 680,533
Madison Park Funding LXXIII Ltd., Series 2025-
73A, Class B, (3-mo. CME Term SOFR at
1.70% Floor + 1.70%), 5.66%, 10/17/38
(a) (b)
. 270 271,220
Madison Park Funding XIX Ltd., Series 2015-
19A, Class AR3, (3-mo. CME Term SOFR at
1.60% Floor + 1.60%), 5.93%, 01/22/37
(a) (b)
. 1,229 1,233,056
Madison Park Funding XLII Ltd., Series 13A,
Class C, (3-mo. CME Term SOFR at 0.00%
Floor + 2.06%), 6.38%, 11/21/30
(a) (b)
...... 250 250,474
Madison Park Funding XXIII Ltd.
(a)(b)
Series 2017-23A, Class BR, (3-mo. CME Term
SOFR at 1.55% Floor + 1.81%), 6.13%,
07/27/31 ...................... 250 250,502
Series 2017-23A, Class CR, (3-mo. CME
Term SOFR at 2.00% Floor + 2.26%),
6.58%, 07/27/31 ................. 250 250,475
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Madison Park Funding XXIV Ltd., Series 2016-
24A, Class BR2, (3-mo. CME Term SOFR at
1.55% Floor + 1.55%), 5.88%, 10/20/29
(a) (b)
. USD 250 $ 249,960
Madison Park Funding XXVII Ltd., Series 2018-
27A, Class A1R, (3-mo. CME Term SOFR at
1.20% Floor + 1.20%), 5.53%, 04/20/38
(a) (b)
. 250 250,313
Madison Park Funding XXX Ltd., Series 2018-
30A, Class A1R, (3-mo. CME Term SOFR at
1.36% Floor + 1.36%), 5.68%, 07/16/37
(a) (b)
. 2,820 2,829,306
Madison Park Funding XXXIII Ltd., Series 2019-
33A, Class AR, (3-mo. CME Term SOFR at
1.29% Floor + 1.29%), 5.61%, 10/15/32
(a) (b)
. 1,391 1,392,567
Mariner Finance Issuance Trust
(b)
Series 2024-AA, Class A, 5.13%, 09/22/36 .. 1,174 1,190,298
Series 2024-AA, Class D, 6.77%, 09/22/36 . 100 102,627
Series 2024-BA, Class A, 4.91%, 11/20/38 .. 3,007 3,051,565
Series 2024-BA, Class D, 6.36%, 11/20/38 .. 267 274,244
Series 2025-AA, Class A, 4.98%, 05/20/38 .. 2,080 2,102,845
Series 2025-AA, Class B, 5.33%, 05/20/38 . 281 285,003
Series 2025-AA, Class C, 5.69%, 05/20/38 . 289 294,523
MF1 LLC, Series 2025-FL19, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.62%, 05/18/42
(a) (b)
................. 1,056 1,057,522
MF1 Multifamily Housing Mortgage Loan Trust
(a)(b)
Series 2022-FL9, Class A, (1-mo. CME Term
SOFR at 2.15% Floor + 2.15%), 6.28%,
06/19/37 ...................... 735 735,465
Series 2022-FL10, Class A, (1-mo. CME Term
SOFR at 2.64% Floor + 2.64%), 6.77%,
09/17/37 ...................... 189 189,198
Series 2024-FL14, Class A, (1-mo. CME Term
SOFR at 1.74% Floor + 1.74%), 5.87%,
03/19/39 ...................... 447 448,941
MidOcean Credit CLO XII Ltd., Series 2023-12A,
Class A1RR, (3-mo. CME Term SOFR at
1.34% Floor + 1.34%), 5.67%, 07/18/38
(a) (b)
. 760 762,962
Mila BV, Series 2024-1, Class C, (1-mo.
EURIBOR at 0.00% Floor + 1.45%), 3.37%,
09/16/41
(a) (d)
...................... EUR 91 107,255
Milford Park CLO Ltd., Series 2022-1A, Class
AR, (3-mo. CME Term SOFR at 1.16% Floor +
1.16%), 5.49%, 01/20/38
(a) (b)
........... USD 610 610,043
Milos CLO Ltd., Series 2017-1A, Class AR,
(3-mo. CME Term SOFR at 1.07% Floor +
1.33%), 5.66%, 10/20/30
(a) (b)
........... 57 56,551
Navient Private Education Loan Trust
(b)
Series 2015-AA, Class A3, (1-mo. CME Term
SOFR at 0.00% Floor + 1.81%), 5.96%,
11/15/30
(a)
..................... 53 52,945
Series 2018-BA, Class A2A, 3.61%, 12/15/59 28 28,066
Series 2020-A, Class A2B, (1-mo. CME Term
SOFR at 0.00% Floor + 1.01%), 5.16%,
11/15/68
(a)
..................... 175 174,046
Navient Private Education Refi Loan Trust
(b)
Series 2018-DA, Class A2A, 4.00%, 12/15/59 241 239,551
Series 2019-CA, Class A2, 3.13%, 02/15/68 . 136 134,533
Series 2021-DA, Class B, 2.61%, 04/15/60 . 180 162,148
Series 2021-DA, Class C, 3.48%, 04/15/60 . 483 452,516
Series 2024-A, Class A, 5.66%, 10/15/72 ... 2,440 2,505,891
Navient Refinance Loan Trust, Series 2025-B,
Class A, 4.72%, 09/15/55
(b)
............ 1,420 1,416,837
Navient Student Loan Trust, Series 2019-BA,
Class A2A, 3.39%, 12/15/59
(b)
.......... 118 115,929

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Core Bond Portfolio
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Nelnet Student Loan Trust
(a)(b)
Series 2025-AA, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.10%), 5.47%,
03/15/57 ...................... USD 2,638 $ 2,627,514
Series 2025-BA, Class A1B, (SOFR 30 day
Average at 1.35% Floor + 1.35%), 5.69%,
05/17/55 ...................... 3,366 3,386,090
Series 2025-CA, Class A1B, (SOFR 30 day
Average at 1.35% Floor + 1.35%), 5.71%,
06/22/65 ...................... 1,627 1,626,990
Neuberger Berman CLO XX Ltd., Series 2015-
20A, Class BR3, (3-mo. CME Term SOFR at
1.50% Floor + 1.50%), 5.82%, 04/15/39
(a) (b)
. 250 250,408
Neuberger Berman CLO XXI Ltd., Series 2016-
21A, Class A1R3, (3-mo. CME Term SOFR at
1.32% Floor + 1.32%), 5.65%, 01/20/39
(a) (b)
. 2,490 2,499,968
Neuberger Berman Loan Advisers CLO 31 Ltd.,
Series 2019-31A, Class AR2, (3-mo. CME
Term SOFR at 1.23% Floor + 1.23%), 5.56%,
01/20/39
(a) (b)
...................... 3,000 3,006,245
Neuberger Berman Loan Advisers CLO 34 Ltd.,
Series 2019-34A, Class BR2, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%), 5.98%,
07/20/39
(a) (b)
...................... 250 250,175
Neuberger Berman Loan Advisers CLO 36R
Ltd., Series 2020-36RA, Class A, (3-mo. CME
Term SOFR at 1.27% Floor + 1.27%), 5.55%,
07/20/39
(a) (b)
...................... 263 263,691
New Mountain CLO 2 Ltd., Series CLO-2A, Class
A1R, (3-mo. CME Term SOFR at 1.36% Floor
+ 1.36%), 5.68%, 01/15/38
(a) (b)
.......... 390 391,328
New Mountain CLO 3 Ltd., Series CLO-3A, Class
CR, (3-mo. CME Term SOFR at 1.95% Floor +
1.95%), 6.23%, 10/20/38
(a) (b)
........... 1,000 1,005,500
New Mountain CLO 7 Ltd., Series CLO-7A, Class
A1, (3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 5.48%, 03/31/38
(a) (b)
........... 250 250,247
Newday Funding Master Issuer plc
(a)(d)
Series 2024-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.37%, 07/15/32 ................. GBP 134 181,580
Series 2024-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.87%, 07/15/32 ................. 156 211,954
Series 2024-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.65%),
6.62%, 07/15/32 ................. 337 461,073
Series 2025-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.47%, 07/15/33 ................. 192 259,142
Noria DE, Series 2024-DE1, Class D, (1-mo.
EURIBOR at 0.00% Floor + 1.65%), 3.52%,
02/25/43
(a) (d)
...................... EUR 89 105,338
Oaktree CLO Ltd.
(a)(b)
Series 2020-1A, Class BRR, (3-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
5.87%, 01/15/38 ................. USD 250 250,645
Series 2021-2A, Class AR, (3-mo. CME Term
SOFR at 0.97% Floor + 0.97%), 5.29%,
01/15/35 ...................... 450 450,048
Series 2024-27A, Class A2, (3-mo. CME Term
SOFR at 1.57% Floor + 1.57%), 5.90%,
10/22/37 ...................... 250 250,978
Series 2025-31A, Class A, (3-mo. CME Term
SOFR at 1.32% Floor + 1.32%), 5.60%,
07/15/38 ...................... 750 751,263
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OCP CLO Ltd.
(a)(b)
Series 2014-5A, Class A1R, (3-mo. CME Term
SOFR at 1.08% Floor + 1.34%), 5.66%,
04/26/31 ...................... USD 3 $ 3,489
Series 2016-12A, Class BAR3, (3-mo. CME
Term SOFR at 1.68% Floor + 1.68%),
6.01%, 10/18/37 ................. 430 431,337
Series 2016-12A, Class XR3, (3-mo. CME
Term SOFR at 1.20% Floor + 1.20%),
5.53%, 10/18/37 ................. 383 382,502
Series 2017-13A, Class AR2, (3-mo. CME
Term SOFR at 1.34% Floor + 1.34%),
5.67%, 11/26/37 ................. 1,507 1,511,519
Series 2018-15A, Class AR, (3-mo. CME Term
SOFR at 1.25% Floor + 1.25%), 5.58%,
01/20/38 ...................... 1,060 1,062,104
Series 2019-16A, Class AR, (3-mo. CME Term
SOFR at 1.26% Floor + 1.26%), 5.59%,
04/10/33 ...................... 230 230,112
Series 2020-18A, Class A1R2, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.70%, 07/20/37 ................. 320 321,018
Series 2020-18A, Class D1R2, (3-mo. CME
Term SOFR at 3.10% Floor + 3.10%),
7.43%, 07/20/37 ................. 250 252,271
Series 2024-37A, Class A1, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.68%,
10/15/37 ...................... 310 311,054
Series 2024-37A, Class B1, (3-mo. CME Term
SOFR at 1.68% Floor + 1.68%), 6.00%,
10/15/37 ...................... 310 311,432
Series 2024-38A, Class A, (3-mo. CME Term
SOFR at 1.33% Floor + 1.33%), 5.66%,
01/21/38 ...................... 250 250,755
Series 2025-40A, Class A, (3-mo. CME Term
SOFR at 1.14% Floor + 1.14%), 5.46%,
04/16/38 ...................... 610 610,468
Octagon 66 Ltd., Series 2022-1A, Class A1R,
(3-mo. CME Term SOFR at 1.75% Floor +
1.75%), 5.94%, 11/16/36
(a) (b)
........... 1,010 1,011,480
Octagon 75 Ltd., Series 2025-1A, Class A1,
(3-mo. CME Term SOFR at 1.20% Floor +
1.20%), 5.53%, 01/22/38
(a) (b)
........... 250 250,246
Octagon Investment Partners 18-R Ltd., Series
2018-18A, Class A1A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.22%), 5.54%,
04/16/31
(a) (b)
...................... 358 358,228
Octagon Investment Partners 39 Ltd., Series
2018-3A, Class AR, (3-mo. CME Term SOFR
at 1.15% Floor + 1.15%), 5.48%, 10/20/30
(a) (b)
165 165,115
Octagon Investment Partners 46 Ltd., Series
2020-2A, Class BR, (3-mo. CME Term SOFR
at 1.65% Floor + 1.91%), 6.23%, 07/15/36
(a) (b)
710 710,646
Octagon Investment Partners XVI Ltd., Series
2013-1A, Class A1R, (3-mo. CME Term SOFR
at 1.02% Floor + 1.28%), 5.60%, 07/17/30
(a) (b)
755 755,346
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A1R2, (3-mo. CME Term
SOFR at 0.00% Floor + 1.26%), 5.58%,
01/25/31
(a) (b)
...................... 25 24,714
OHA Credit Funding 2 Ltd., Series 2019-2A,
Class AR2, (3-mo. CME Term SOFR at 1.24%
Floor + 1.24%), 5.57%, 01/21/38
(a) (b)
...... 3,470 3,477,919
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR2, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.65%, 01/20/38
(a) (b)
...... 1,450 1,455,819

Schedule of Investments
(continued)
September 30, 2025
BlackRock Core Bond Portfolio
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
OHA Credit Funding 4 Ltd., Series 2019-4A,
Class AR2, (3-mo. CME Term SOFR at 1.29%
Floor + 1.29%), 5.62%, 01/22/38
(a) (b)
...... USD 660 $ 662,189
OHA Credit Funding 5 Ltd.
(a)(b)
Series 2020-5A, Class AR, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.68%,
10/18/37 ...................... 1,950 1,957,464
Series 2020-5A, Class B1R, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 6.03%,
10/18/37 ...................... 250 251,177
OHA Credit Funding 9 Ltd., Series 2021-9A,
Class A1R, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.68%, 10/19/37
(a) (b)
...... 560 562,144
OHA Credit Partners VII Ltd., Series 2012-7A,
Class AR4, (3-mo. CME Term SOFR at 1.14%
Floor + 1.14%), 5.34%, 02/20/38
(a) (b)
...... 250 250,077
OHA Credit Partners XI Ltd., Series 2015-11A,
Class A1R2, (3-mo. CME Term SOFR at
1.46% Floor + 1.46%), 5.79%, 04/20/37
(a) (b)
. 300 301,181
OHA Credit Partners XVI, Series 2021-16A,
Class AR, (3-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.68%, 10/18/37
(a) (b)
...... 1,160 1,164,440
OHA Loan Funding Ltd., Series 2013-2A, Class
AR, (3-mo. CME Term SOFR at 0.00% Floor +
1.30%), 5.50%, 05/23/31
(a) (b)
........... 1,116 1,116,751
OneMain Direct Auto Receivables Trust, Series
2025-1A, Class D, 6.10%, 07/14/37
(b)
..... 290 295,401
OneMain Financial Issuance Trust
(b)
Series 2020-2A, Class C, 2.76%, 09/14/35 .. 550 528,841
Series 2020-2A, Class D, 3.45%, 09/14/35 .. 1,410 1,352,341
Series 2021-1A, Class C, 2.22%, 06/16/36 .. 100 94,084
Series 2025-1A, Class D, 5.79%, 07/14/38 .. 421 425,916
Orchard Park CLO Ltd.
(a)(b)
Series 2024-1A, Class A, (3-mo. CME Term
SOFR at 1.36% Floor + 1.36%), 5.69%,
10/20/37 ...................... 3,070 3,080,552
Series 2024-1A, Class B1, (3-mo. CME Term
SOFR at 1.70% Floor + 1.70%), 6.03%,
10/20/37 ...................... 280 281,618
Owl Rock CLO V LLC, Series 2020-5A, Class
A1R, (3-mo. CME Term SOFR at 1.78% Floor
+ 1.78%), 6.11%, 04/20/34
(a) (b)
.......... 250 251,259
Owl Rock CLO VII LLC, Series 2022-7A, Class
AR, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.73%, 04/20/38
(a) (b)
........... 250 248,750
OZLM XVIII Ltd., Series 2018-18A, Class A,
(3-mo. CME Term SOFR at 1.02% Floor +
1.28%), 5.60%, 04/15/31
(a) (b)
........... 171 171,030
OZLM XXII Ltd., Series 2018-22A, Class A1,
(3-mo. CME Term SOFR at 0.00% Floor +
1.33%), 5.65%, 01/17/31
(a) (b)
........... 21 20,810
OZLM XXIV Ltd., Series 2019-24A, Class A2AR,
(3-mo. CME Term SOFR at 1.96% Floor +
1.96%), 6.29%, 07/20/32
(a) (b)
........... 250 250,210
Palmer Square CLO Ltd.
(a)(b)
Series 2020-3A, Class A1R2, (3-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.86%, 11/15/36 ................. 250 250,446
Series 2022-3A, Class A1R, (3-mo. CME Term
SOFR at 1.35% Floor + 1.35%), 5.68%,
07/20/37 ...................... 500 501,747
Series 2022-3A, Class B1R, (3-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.93%,
07/20/37 ...................... 250 250,660
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2022-3A, Class D1R, (3-mo. CME
Term SOFR at 2.95% Floor + 2.95%),
7.28%, 07/20/37 ................. USD 250 $ 252,724
Series 2024-2A, Class B, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.98%,
07/20/37 ...................... 750 753,255
Palmer Square Loan Funding Ltd.
(a)(b)
Series 2022-2A, Class A2, (3-mo. CME Term
SOFR at 1.90% Floor + 1.90%), 6.22%,
10/15/30 ...................... 340 340,313
Series 2022-2A, Class B, (3-mo. CME Term
SOFR at 2.20% Floor + 2.20%), 6.52%,
10/15/30 ...................... 250 250,477
Series 2024-1A, Class A2, (3-mo. CME Term
SOFR at 1.45% Floor + 1.45%), 5.77%,
10/15/32 ...................... 500 499,780
Park Blue CLO 2025-VII Ltd., Series 2025-7A,
Class A1, (3-mo. CME Term SOFR at 1.22%
Floor + 1.22%), 5.47%, 04/25/38
(a) (b)
...... 500 500,617
Park Blue CLO Ltd., Series 2025-9A, Class A1,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.43%, 10/20/38
(a) (b)
........... 1,210 1,214,250
PCL Funding IX plc, Series 2024-1, Class B,
(Sterling Overnight Index Average at 0.00%
Floor + 1.30%), 5.27%, 07/16/29
(a) (d)
...... GBP 135 182,112
PFS Financing Corp., 5.54%, 10/16/28
(b) (e)
.... USD 2,000 2,009,600
Pony SA
(a)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.20%), 3.08%, 01/14/33 . EUR 97 114,493
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.65%), 3.53%, 01/14/33 . 97 115,014
Prodigy Finance DAC
(a)(b)
Series 2021-1A, Class A, (1-mo. CME Term
SOFR at 0.00% Floor + 1.36%), 5.52%,
07/25/51 ...................... USD 246 245,488
Series 2021-1A, Class B, (1-mo. CME Term
SOFR at 0.00% Floor + 2.61%), 6.77%,
07/25/51 ...................... 48 48,139
Series 2021-1A, Class C, (1-mo. CME Term
SOFR at 0.00% Floor + 3.86%), 8.02%,
07/25/51 ...................... 43 43,561
Quarzo SRL, Series 2024-1, Class C, (3-mo.
EURIBOR at 0.00% Floor + 2.30%), 4.31%,
06/15/41
(a) (d)
...................... EUR 74 87,917
Rad CLO 21 Ltd., Series 2023-21A, Class A1R,
(3-mo. CME Term SOFR at 1.07% Floor +
1.07%), 5.39%, 01/25/37
(a) (b)
........... USD 280 280,454
Rad CLO 27 Ltd., Series 2024-27A, Class A1,
(3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 5.64%, 01/15/38
(a) (b)
........... 250 250,957
Rad CLO 15 Ltd., Series 2021-15A, Class A1AR,
(3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.70%, 07/20/40
(a) (b)
........... 760 763,568
Rad CLO 18 Ltd., Series 2023-18A, Class A1R,
(3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.72%, 07/15/37
(a) (b)
........... 250 250,789
Ready Capital Mortgage Financing LLC, Series
2023-FL11, Class A, (1-mo. CME Term SOFR
at 2.37% Floor + 2.37%), 6.53%, 10/25/39
(a) (b)
6 5,668
Recette CLO Ltd., Series 2015-1A, Class BRR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.66%), 5.99%, 04/20/34
(a) (b)
........... 250 250,140
Red & Black Auto Italy SRL, Series 3, Class C,
(1-mo. EURIBOR at 0.00% Floor + 1.50%),
3.40%, 07/28/36
(a) (d)
................. EUR 100 118,079

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Core Bond Portfolio
12
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Regatta 30 Funding Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 5.64%, 01/25/38
(a) (b)
........... USD 360 $ 361,454
Regatta 31 Funding Ltd., Series 2025-1A, Class
A1, (3-mo. CME Term SOFR at 1.17% Floor +
1.17%), 5.40%, 03/25/38
(a) (b)
........... 250 250,093
Regatta 32 Funding Ltd., Series 2025-4A, Class
A1, (3-mo. CME Term SOFR at 1.34% Floor +
1.34%), 5.63%, 07/25/38
(a) (b)
........... 570 572,339
Regatta VI Funding Ltd., Series 2016-1A, Class
A1R3, (3-mo. CME Term SOFR at 1.25%
Floor + 1.25%), 5.21%, 10/20/38
(a) (b)
...... 1,040 1,038,700
Regatta VII Funding Ltd.
(a)(b)
Series 2016-1A, Class A1R2, (3-mo. CME
Term SOFR at 1.15% Floor + 1.41%),
5.41%, 06/20/34 ................. 720 721,117
Series 2016-1A, Class BR2, (3-mo. CME Term
SOFR at 1.60% Floor + 1.86%), 5.86%,
06/20/34 ...................... 250 250,592
Regatta XI Funding Ltd.
(a)(b)
Series 2018-1A, Class AR, (3-mo. CME Term
SOFR at 1.40% Floor + 1.40%), 5.72%,
07/17/37 ...................... 1,850 1,855,920
Series 2018-1A, Class BR, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.07%,
07/17/37 ...................... 6,720 6,739,150
Regatta XII Funding Ltd., Series 2019-1A, Class
ARR, (3-mo. CME Term SOFR at 1.39% Floor
+ 1.39%), 5.71%, 10/15/37
(a) (b)
.......... 670 672,111
Regatta XIX Funding Ltd., Series 2022-1A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 5.65%, 04/20/35
(a) (b)
........... 280 280,252
Regatta XVIII Funding Ltd.
(a)(b)
Series 2021-1A, Class A1R, (3-mo. CME Term
SOFR at 1.16% Floor + 1.16%), 5.48%,
04/15/38 ...................... 750 750,438
Series 2021-1A, Class BR, (3-mo. CME Term
SOFR at 1.55% Floor + 1.55%), 5.87%,
04/15/38 ...................... 250 250,537
Regatta XXIII Funding Ltd., Series 2021-4A,
Class A1, (3-mo. CME Term SOFR at 1.15%
Floor + 1.41%), 5.74%, 01/20/35
(a) (b)
...... 250 250,470
Regional Management Issuance Trust
(b)
Series 2021-2, Class B, 2.35%, 08/15/33 ... 130 121,560
Series 2021-2, Class C, 3.23%, 08/15/33 ... 323 303,544
Series 2022-1, Class A, 3.07%, 03/15/32 ... 637 634,668
Series 2022-1, Class B, 3.71%, 03/15/32 ... 151 149,923
Series 2022-1, Class C, 4.46%, 03/15/32 ... 100 99,296
Series 2024-1, Class D, 7.46%, 07/15/36 ... 257 265,597
Series 2024-2, Class A, 5.11%, 12/15/33 ... 741 747,381
Series 2024-2, Class D, 6.33%, 12/15/33 ... 108 109,223
Retained Vantage Data Centers Issuer LLC,
Series 2025-1A, Class A2A, 5.09%,
08/15/50
(b)
....................... 1,365 1,368,988
Riserva CLO Ltd., Series 2016-3A, Class ARR,
(3-mo. CME Term SOFR at 1.06% Floor +
1.32%), 5.65%, 01/18/34
(a) (b)
........... 1,220 1,220,997
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-1A, Class AR2, (3-mo. CME Term
SOFR at 1.10% Floor + 1.36%), 5.69%,
04/20/34 ...................... 917 918,264
Series 2017-2A, Class BR, (3-mo. CME Term
SOFR at 1.50% Floor + 1.76%), 6.08%,
10/15/29 ...................... 1,945 1,944,805
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2017-2A, Class DR, (3-mo. CME Term
SOFR at 2.85% Floor + 3.11%), 7.43%,
10/15/29 ...................... USD 1,039 $ 1,039,025
Series 2017-3A, Class A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.45%), 5.78%,
10/20/30 ...................... 717 717,486
Series 2018-1A, Class A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.36%), 5.57%,
05/20/31 ...................... 707 708,402
Series 2018-2A, Class A, (3-mo. CME Term
SOFR at 1.16% Floor + 1.42%), 5.75%,
10/20/31 ...................... 102 101,680
Romark CLO Ltd., Series 2017-1A, Class A1R,
(3-mo. CME Term SOFR at 1.03% Floor +
1.29%), 5.61%, 10/23/30
(a) (b)
........... 135 135,491
Romark WM-R Ltd., Series 2018-1A, Class A1,
(3-mo. CME Term SOFR at 0.00% Floor +
1.29%), 5.62%, 04/20/31
(a) (b)
........... 384 384,220
RR 24 Ltd., Series 2022-24A, Class A1A2, (3-mo.
CME Term SOFR at 1.31% Floor + 1.31%),
5.63%, 01/15/37
(a) (b)
................. 500 501,936
RR 28 Ltd., Series 2024-28RA, Class A1R,
(3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 5.87%, 04/15/37
(a) (b)
........... 1,180 1,184,452
RR 29 Ltd., Series 2024-29RA, Class A1R,
(3-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.71%, 07/15/39
(a) (b)
........... 250 250,772
RR 32 Ltd.
(a)(b)
Series 2024-32RA, Class A1R, (3-mo. CME
Term SOFR at 1.36% Floor + 1.36%),
5.68%, 10/15/39 ................. 2,850 2,861,127
Series 2024-32RA, Class A2R, (3-mo. CME
Term SOFR at 1.70% Floor + 1.70%),
6.02%, 10/15/39 ................. 250 251,390
RR 38 Ltd., Series 2025-38A, Class A1A, (3-mo.
CME Term SOFR at 1.15% Floor + 1.15%),
5.47%, 04/15/40
(a) (b)
................. 2,140 2,143,326
RR 5 Ltd., Series 2018-5A, Class A2R, (3-mo.
CME Term SOFR at 1.95% Floor + 1.95%),
6.27%, 07/15/39
(a) (b)
................. 250 250,892
RR 8 Ltd., Series 2020-8A, Class A1R, (3-mo.
CME Term SOFR at 1.35% Floor + 1.35%),
5.67%, 07/15/37
(a) (b)
................. 250 250,342
Sagard-Halseypoint CLO 8 Ltd., Series 2024-8A,
Class A1, (3-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.70%, 01/30/38
(a) (b)
...... 700 702,946
Sandstone Peak II Ltd.
(a)(b)
Series 2023-1A, Class A1R, (3-mo. CME Term
SOFR at 1.41% Floor + 1.41%), 5.74%,
07/20/38 ...................... 610 612,746
Series 2023-1A, Class BR, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.08%,
07/20/38 ...................... 250 250,875
Sandstone Peak Ltd.
(a)(b)
Series 2021-1A, Class A2R, (3-mo. CME Term
SOFR at 1.55% Floor + 1.68%), 6.00%,
10/15/34 ...................... 480 481,471
Series 2021-1A, Class B1R, (3-mo. CME Term
SOFR at 1.70% Floor + 1.83%), 6.15%,
10/15/34 ...................... 250 250,450
Santander Consumo 8 Fondo de Titulizacion,
Series 8, Class C, (3-mo. EURIBOR at 0.00%
Floor + 1.50%), 3.59%, 01/21/40
(a) (d)
...... EUR 100 117,970
SC Germany SA Compartment Consumer
(a)(d)
Series 2024-2, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.40%), 3.28%, 05/14/38 . 200 236,829

Schedule of Investments
(continued)
September 30, 2025
BlackRock Core Bond Portfolio
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-2, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 3.58%, 05/14/38 . EUR 100 $ 118,430
Series 2025-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.75%), 3.63%, 12/14/38 . 100 118,551
SCF Rahoituspalvelut XIII DAC, Series 13, Class
C, (1-mo. EURIBOR at 0.00% Floor + 1.40%),
3.27%, 06/25/34
(a) (d)
................. 100 118,187
Signal Peak CLO 14 Ltd., Series 2024-14A,
Class A, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.63%, 01/22/38
(a) (b)
...... USD 1,900 1,906,817
Signal Peak CLO 3 Ltd., Series 2016-3A, Class
AR3, (3-mo. CME Term SOFR at 1.59% Floor
+ 1.59%), 5.91%, 01/23/37
(a) (b)
.......... 270 270,702
Signal Peak CLO 7 Ltd.
(a)(b)
Series 2019-1A, Class A1R, (3-mo. CME Term
SOFR at 1.42% Floor + 1.42%), 5.75%,
10/20/37 ...................... 250 250,948
Series 2019-1A, Class BR, (3-mo. CME Term
SOFR at 1.80% Floor + 1.80%), 6.13%,
10/20/37 ...................... 250 251,107
Signal Peak CLO 8 Ltd., Series 2020-8A, Class
A1R, (3-mo. CME Term SOFR at 1.39% Floor
+ 1.39%), 5.72%, 10/20/37
(a) (b)
.......... 490 492,026
Silver Point CLO 1 Ltd., Series 2022-1A, Class
A1R, (3-mo. CME Term SOFR at 1.32% Floor
+ 1.32%), 5.65%, 01/20/38
(a) (b)
.......... 500 501,927
Silver Point CLO 4 Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.63% Floor +
1.63%), 5.95%, 04/15/37
(a) (b)
........... 250 250,862
Silver Point CLO 5 Ltd., Series 2024-5A, Class
A1, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.73%, 10/20/37
(a) (b)
........... 250 250,901
Silver Point CLO 7 Ltd., Series 2024-7A, Class
A1, (3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.68%, 01/15/38
(a) (b)
........... 250 250,849
Sixth Street CLO IX Ltd., Series 2017-9A, Class
AR, (3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.71%, 07/21/37
(a) (b)
........... 1,220 1,223,188
Sixth Street CLO XIV Ltd., Series 2019-14A,
Class A1R2, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 5.48%, 01/20/38
(a) (b)
. 590 590,582
SLM Private Education Loan Trust, Series
2010-C, Class A5, (1-mo. CME Term SOFR at
0.00% Floor + 4.86%), 9.01%, 10/15/41
(a) (b)
. 1,991 2,087,592
Small Business Origination Loan Trust DAC,
Series 2025-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 2.60%),
6.57%, 12/15/36
(a) (d)
................. GBP 86 115,249
SMB Private Education Loan Trust
(b)
Series 2015-B, Class B, 3.50%, 12/17/40 ... USD 162 161,391
Series 2020-PTA, Class A2A, 1.60%, 09/15/54 1,491 1,406,836
Series 2020-PTA, Class B, 2.50%, 09/15/54 . 1,540 1,376,086
Series 2021-A, Class C, 2.99%, 01/15/53 .. 1,507 1,327,215
Series 2021-A, Class D1, 3.86%, 01/15/53 .. 360 328,584
Series 2021-A, Class D2, 3.86%, 01/15/53 .. 247 225,357
Series 2021-C, Class B, 2.30%, 01/15/53 .. 117 114,123
Series 2021-C, Class C, 3.00%, 01/15/53 .. 91 79,586
Series 2021-C, Class D, 3.93%, 01/15/53 .. 33 29,899
Series 2024-A, Class A1B, (SOFR 30 day
Average at 1.45% Floor + 1.45%), 5.82%,
03/15/56
(a)
..................... 1,478 1,494,419
Series 2024-C, Class A1B, (SOFR 30 day
Average at 1.10% Floor + 1.10%), 5.47%,
06/17/52
(a)
..................... 707 705,925
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
SoFi Consumer Loan Program Trust
(b)
Series 2025-1, Class A, 4.80%, 02/27/34 ... USD 3,025 $ 3,039,917
Series 2025-1, Class B, 5.12%, 02/27/34 ... 338 341,826
SoFi Personal Loan Trust, Series 2024-1A, Class
A, 6.06%, 02/12/31
(b)
................ 825 830,066
St. Paul's CLO XII DAC, Series 12X, Class B1,
(3-mo. EURIBOR at 1.60% Floor + 1.60%),
3.63%, 04/15/33
(a) (d)
................. EUR 310 363,194
Steele Creek CLO Ltd., Series 2017-1A, Class
A, (3-mo. CME Term SOFR at 0.00% Floor +
1.51%), 5.83%, 10/15/30
(a) (b)
........... USD 96 96,356
Stream Innovations Issuer Trust, Series 2025-1A,
Class A, 5.05%, 09/15/45
(b)
............ 730 736,439
Subway Funding LLC, Series 2024-1A, Class
A2II, 6.27%, 07/30/54
(b)
............... 1,134 1,163,608
Sunrise SPV 97 SRL, Series 2025-2, Class D,
(1-mo. EURIBOR at 0.00% Floor + 1.55%),
3.48%, 10/27/50
(a) (d)
................. EUR 100 117,558
Sycamore Tree CLO Ltd., Series 2021-1A, Class
AR, (3-mo. CME Term SOFR at 1.39% Floor +
1.39%), 5.72%, 01/20/38
(a) (b)
........... USD 250 250,989
Symphony CLO 40 Ltd., Series 2023-40A, Class
AR, (3-mo. CME Term SOFR at 1.31% Floor +
1.31%), 5.63%, 01/05/38
(a) (b)
........... 500 501,930
Symphony CLO XIX Ltd., Series 2018-19A, Class
A, (3-mo. CME Term SOFR at 0.96% Floor +
1.22%), 5.54%, 04/16/31
(a) (b)
........... 132 131,918
Symphony CLO XVI Ltd., Series 2015-16A, Class
ARR, (3-mo. CME Term SOFR at 1.20% Floor
+ 1.20%), 5.52%, 10/15/31
(a) (b)
.......... 150 149,980
Symphony CLO XXI Ltd., Series 2019-21A, Class
AR2, (3-mo. CME Term SOFR at 0.90% Floor
+ 0.90%), 5.22%, 07/15/32
(a) (b)
.......... 341 341,264
Symphony CLO XXVI Ltd., Series 2021-26A,
Class AR, (3-mo. CME Term SOFR at 1.08%
Floor + 1.34%), 5.67%, 04/20/33
(a) (b)
...... 388 388,620
Taco Bell Funding LLC, Series 2025-1A, Class
A2I, 4.82%, 08/25/55
(b)
............... 1,722 1,725,597
TAGUS - Sociedade de Titularizacao de Creditos
SA
(a)(d)
Series 2, Class B, (1-mo. EURIBOR at 0.00%
Floor + 1.80%), 3.70%, 10/27/42 ...... EUR 100 118,469
Series 6, Class C, (3-mo. EURIBOR at 0.00%
Floor + 1.70%), 3.70%, 12/25/39 ...... 100 118,197
TCW CLO Ltd., Series 2019-2A, Class A1R2,
(3-mo. CME Term SOFR at 1.27% Floor +
1.27%), 5.60%, 01/20/38
(a) (b)
........... USD 280 280,706
Thayer Park CLO Ltd., Series 2017-1A, Class
A1R, (3-mo. CME Term SOFR at 1.04% Floor
+ 1.30%), 5.63%, 04/20/34
(a) (b)
.......... 250 250,140
TIAA CLO III Ltd., Series 2017-2A, Class A,
(3-mo. CME Term SOFR at 0.00% Floor +
1.41%), 5.73%, 01/16/31
(a) (b)
........... 132 131,752
TICP CLO VI Ltd., Series 2016-6A, Class AR2,
(3-mo. CME Term SOFR at 1.12% Floor +
1.38%), 5.70%, 01/15/34
(a) (b)
........... 1,060 1,061,754
Trestles CLO IV Ltd., Series 2021-4A, Class A,
(3-mo. CME Term SOFR at 1.17% Floor +
1.43%), 5.76%, 07/21/34
(a) (b)
........... 2,070 2,073,449
Trestles CLO Ltd., Series 2017-1A, Class A1RR,
(3-mo. CME Term SOFR at 1.46% Floor +
1.46%), 5.78%, 07/25/37
(a) (b)
........... 1,440 1,446,692
Trestles CLO VII Ltd., Series 2024-7A, Class A1,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.70%, 10/25/37
(a) (b)
........... 1,140 1,143,762

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Core Bond Portfolio
14
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Trimaran CAVU Ltd., Series 2024-1A, Class A,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.70%, 01/25/38
(a) (b)
........... USD 1,020 $ 1,023,169
Trinitas CLO IV Ltd., Series 2016-4A, Class
A2L2, (3-mo. CME Term SOFR at 1.40% Floor
+ 1.66%), 5.99%, 10/18/31
(a) (b)
.......... 220 220,178
Trinitas CLO XIV Ltd., Series 2020-14A, Class
BR2, (3-mo. CME Term SOFR at 1.70% Floor
+ 1.70%), 5.93%, 01/25/34
(a) (b)
.......... 730 731,358
Trinitas CLO XVIII Ltd., Series 2021-18A, Class
A1R, (3-mo. CME Term SOFR at 1.22% Floor
+ 1.22%), 5.55%, 01/20/35
(a) (b)
.......... 250 250,512
Trinitas CLO XXVIII Ltd., Series 2024-28A, Class
A1, (3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 5.87%, 04/25/37
(a) (b)
........... 250 250,937
UPX HIL Issuer Trust, Series 2025-1, Class A,
5.16%, 01/25/47
(b)
.................. 1,871 1,879,337
Venture 32 CLO Ltd., Series 2018-32A, Class
A2A, (3-mo. CME Term SOFR at 1.07% Floor
+ 1.33%), 5.66%, 07/18/31
(a) (b)
.......... 119 118,549
Verdelite Static CLO Ltd., Series 2024-1A, Class
B, (3-mo. CME Term SOFR at 1.65% Floor +
1.65%), 5.98%, 07/20/32
(a) (b)
........... 250 250,200
Voya CLO Ltd.
(a)(b)
Series 2015-3A, Class A3R4, (3-mo. CME
Term SOFR at 1.45% Floor + 1.45%),
5.78%, 10/20/31 ................. 250 251,370
Series 2016-1A, Class A1R, (3-mo. CME Term
SOFR at 1.07% Floor + 1.33%), 5.66%,
01/20/31 ...................... 98 97,658
Series 2018-1A, Class A1, (3-mo. CME Term
SOFR at 0.00% Floor + 1.21%), 5.54%,
04/19/31 ...................... 83 83,022
Series 2019-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.37% Floor + 1.37%),
5.69%, 10/15/37 ................. 2,060 2,065,639
Voya Euro CLO II DAC, Series 2A, Class CR,
(3-mo. EURIBOR at 2.15% Floor + 2.15%),
4.18%, 07/15/35
(a) (b)
................. EUR 250 295,078
Voya Euro CLO V DAC, Series 5A, Class B1,
(3-mo. EURIBOR at 1.75% Floor + 1.75%),
3.78%, 04/15/35
(a) (b)
................. 440 517,829
Warwick Capital CLO 7 Ltd., Series 2025-7A,
Class A1, (3-mo. CME Term SOFR at 1.30%
Floor + 1.30%), 5.25%, 10/21/38
(a) (b)
...... USD 250 250,000
Wellington Management CLO 1 Ltd., Series
2023-1A, Class A, (3-mo. CME Term SOFR at
1.80% Floor + 1.80%), 6.13%, 10/20/36
(a) (b)
. 250 250,322
Wellington Management CLO 4 Ltd., Series
2025-4A, Class A, (3-mo. CME Term SOFR at
1.15% Floor + 1.15%), 5.45%, 04/18/38
(a) (b)
. 350 350,180
Wellington Management CLO 5 Ltd., Series
2025-5A, Class A, (3-mo. CME Term SOFR at
1.29% Floor + 1.29%), 5.25%, 10/18/38
(a) (b)
. 250 250,685
Whitebox CLO I Ltd.
(a)(b)
Series 2019-1A, Class A1RR, (3-mo. CME
Term SOFR at 1.32% Floor + 1.32%),
5.64%, 07/24/36 ................. 540 540,292
Series 2019-1A, Class BRR, (3-mo. CME
Term SOFR at 1.75% Floor + 1.75%),
6.07%, 07/24/36 ................. 3,750 3,760,050
Series 2019-1A, Class D1RR, (3-mo. CME
Term SOFR at 3.10% Floor + 3.10%),
7.42%, 07/24/36 ................. 900 902,366
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Whitebox CLO II Ltd.
(a)(b)
Series 2020-2A, Class A1R2, (3-mo. CME
Term SOFR at 1.38% Floor + 1.38%),
5.70%, 10/24/37 ................. USD 519 $ 520,362
Series 2020-2A, Class BR2, (3-mo. CME Term
SOFR at 1.75% Floor + 1.75%), 6.07%,
10/24/37 ...................... 280 280,969
Whitebox CLO III Ltd.
(a)(b)
Series 2021-3A, Class A1R, (3-mo. CME Term
SOFR at 1.27% Floor + 1.27%), 5.59%,
10/15/35 ...................... 450 450,607
Series 2021-3A, Class DR, (3-mo. CME Term
SOFR at 2.85% Floor + 2.85%), 7.17%,
10/15/35 ...................... 250 252,004
Wildwood Park CLO Ltd., Series 2024-1A, Class
A, (3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.69%, 10/20/37
(a) (b)
........... 690 692,515
Total Asset-Backed Securities — 8 .8%
(Cost: $ 301,664,341 ) .............................. 302,400,514
Corporate Bonds
Aerospace & Defense — 0.2%
Boeing Co. (The), 7.01%, 05/01/64 ........ 2,022 2,340,775
Embraer Netherlands Finance BV, 5.98%,
02/11/35 ....................... 1,533 1,616,748
L3Harris Technologies, Inc., 4.85%, 04/27/35 .. 330 328,948
Northrop Grumman Corp.
5.25% , 05/01/50 ................... 1,750 1,685,192
4.95% , 03/15/53 ................... 1,232 1,130,832
7,102,495
Banks — 3.8%
Bank of America Corp.
(a)
(1-day SOFR + 0.96%), 1.73% , 07/22/27 .. 2,775 2,719,579
(1-day SOFR + 1.34%), 5.93% , 09/15/27 .. 3,481 3,538,709
(3-mo. CME Term SOFR + 1.30%), 3.42% ,
12/20/28 ...................... 3,797 3,739,070
(1-day SOFR + 1.11%), 4.62% , 05/09/29 .. 3,616 3,660,799
(1-day SOFR + 1.06%), 2.09% , 06/14/29 .. 1,063 1,006,903
(1-day SOFR + 1.57%), 5.82% , 09/15/29 .. 944 987,136
(3-mo. CME Term SOFR + 1.44%), 3.19% ,
07/23/30 ...................... 3,878 3,735,280
(1-day SOFR + 1.32%), 2.69% , 04/22/32 .. 1,306 1,189,740
(1-day SOFR + 1.83%), 4.57% , 04/27/33 .. 5,036 5,034,959
(1-day SOFR + 1.91%), 5.29% , 04/25/34 .. 337 348,667
(1-day SOFR + 1.64%), 5.46% , 05/09/36 .. 5,235 5,457,719
Citigroup, Inc.
(a)
(1-day SOFR + 1.14%), 4.64% , 05/07/28 .. 2,239 2,254,485
(1-day SOFR + 0.87%), 4.79% , 03/04/29 .. 3,922 3,972,516
(3-mo. CME Term SOFR + 1.60%), 3.98% ,
03/20/30 ...................... 175 172,879
(1-day SOFR + 1.34%), 4.54% , 09/19/30 .. 2,798 2,811,020
(1-day SOFR + 1.42%), 2.98% , 11/05/30 .. 1,930 1,827,018
(1-day SOFR + 1.46%), 4.95% , 05/07/31 .. 432 440,209
(1-day SOFR + 1.17%), 4.50% , 09/11/31 .. 1,770 1,770,957
(1-day SOFR + 1.18%), 2.52% , 11/03/32 .. 1,105 981,654
(1-day SOFR + 1.35%), 3.06% , 01/25/33 .. 3,934 3,581,437
(3-mo. EURIBOR + 1.58%), 4.11% , 04/29/36 EUR 1,800 2,178,404
(1-day SOFR + 1.49%), 5.17% , 09/11/36 .. USD 530 535,378
JPMorgan Chase & Co.
(a)
(1-day SOFR + 1.33%), 6.07% , 10/22/27 .. 5,483 5,592,026
(1-day SOFR + 0.93%), 5.57% , 04/22/28 .. 1,177 1,202,707
(3-mo. CME Term SOFR + 1.64%), 3.54% ,
05/01/28 ...................... 807 799,947
(1-day SOFR + 0.86%), 4.51% , 10/22/28 .. 4,405 4,442,637

Schedule of Investments
(continued)
September 30, 2025
BlackRock Core Bond Portfolio
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.02%), 2.07% , 06/01/29 .. USD 4,180 $ 3,966,318
(1-day SOFR + 1.57%), 6.09% , 10/23/29 .. 5,115 5,397,731
(1-day SOFR + 1.13%), 5.00% , 07/22/30 .. 10,057 10,315,901
(1-day SOFR + 1.01%), 5.14% , 01/24/31 .. 5,883 6,075,555
(1-day SOFR + 1.44%), 5.10% , 04/22/31 .. 1,926 1,989,789
(3-mo. CME Term SOFR + 1.11%), 1.76% ,
11/19/31 ...................... 4,285 3,783,143
(1-day SOFR + 1.85%), 5.35% , 06/01/34 .. 1,718 1,790,082
(1-day SOFR + 1.46%), 5.29% , 07/22/35 .. 3,324 3,433,277
(1-day SOFR + 1.32%), 5.50% , 01/24/36 .. 3,557 3,721,367
(1-day SOFR + 1.68%), 5.57% , 04/22/36 .. 5,361 5,650,627
(1-day SOFR + 1.64%), 5.58% , 07/23/36 .. 1,465 1,518,739
KeyBank NA, 5.00%, 01/26/33 ........... 2,566 2,582,533
Morgan Stanley Bank NA, (1-day SOFR +
0.77%), 4.47%, 07/06/28
(a)
............ 1,929 1,939,817
Wells Fargo & Co.
(a)
(1-day SOFR + 1.07%), 5.71% , 04/22/28 .. 3,286 3,362,350
(1-day SOFR + 1.50%), 5.20% , 01/23/30 .. 2,284 2,352,288
(1-day SOFR + 1.11%), 5.24% , 01/24/31 .. 1,738 1,798,148
(1-day SOFR + 1.50%), 5.15% , 04/23/31 .. 136 140,257
(3-mo. EURIBOR + 1.22%), 3.90% ,
07/22/32
(d)
..................... EUR 800 967,362
(1-day SOFR + 1.50%), 3.35% , 03/02/33 .. USD 1,320 1,228,755
(1-day SOFR + 2.10%), 4.90% , 07/25/33 .. 1 1,016
(1-day SOFR + 2.02%), 5.39% , 04/24/34 .. 1,709 1,775,755
(1-day SOFR + 1.99%), 5.56% , 07/25/34 .. 1,913 2,009,417
(1-day SOFR + 1.78%), 5.50% , 01/23/35 .. 178 185,670
(1-day SOFR + 1.74%), 5.61% , 04/23/36 .. 792 831,165
130,798,897
Beverages — 0.1%
Heineken NV, 3.51%, 05/03/34
(d)
.......... EUR 2,580 3,045,103
Biotechnology — 0.0%
Amgen, Inc.
2.77% , 09/01/53 ................... USD 540 327,615
4.40% , 02/22/62 ................... 689 551,537
879,152
Broadline Retail — 0.0%
Prosus NV, 4.19%, 01/19/32
(d)
........... 1,825 1,752,657
Capital Markets — 2.5%
Goldman Sachs Group, Inc. (The)
(a)
(1-day SOFR + 0.82%), 1.54% , 09/10/27 .. 2,144 2,091,086
(1-day SOFR + 1.32%), 4.94% , 04/23/28 .. 5,984 6,054,053
(1-day SOFR + 1.73%), 4.48% , 08/23/28 .. 5,266 5,298,947
(3-mo. CME Term SOFR + 1.56%), 4.22% ,
05/01/29 ...................... 3,906 3,910,557
(1-day SOFR + 1.77%), 6.48% , 10/24/29 .. 409 435,249
(1-day SOFR + 1.27%), 5.73% , 04/25/30 .. 2,822 2,952,496
(1-day SOFR + 1.21%), 5.05% , 07/23/30 .. 2,674 2,741,020
(1-day SOFR + 1.08%), 5.21% , 01/28/31 .. 1,671 1,724,945
(1-day SOFR + 1.58%), 5.22% , 04/23/31 .. 143 147,877
(1-day SOFR + 1.09%), 1.99% , 01/27/32 .. 2,993 2,641,116
(1-day SOFR + 1.28%), 2.62% , 04/22/32 .. 270 244,949
(1-day SOFR + 1.26%), 2.65% , 10/21/32 .. 2,304 2,072,056
(1-day SOFR + 1.41%), 3.10% , 02/24/33 .. 4,600 4,219,944
(1-day SOFR + 1.38%), 5.54% , 01/28/36 .. 1,539 1,606,476
(3-mo. CME Term SOFR + 1.63%), 4.02% ,
10/31/38 ...................... 469 420,383
Morgan Stanley
(a)
(1-day SOFR + 0.88%), 1.59% , 05/04/27 .. 1,347 1,325,737
(1-day SOFR + 1.00%), 2.48% , 01/21/28 .. 1,204 1,178,439
(1-day SOFR + 1.73%), 5.12% , 02/01/29 .. 1,021 1,043,000
(1-day SOFR + 1.38%), 4.99% , 04/12/29 .. 10,895 11,112,613
(1-day SOFR + 1.45%), 5.17% , 01/16/30 .. 251 257,971
(1-day SOFR + 1.26%), 5.66% , 04/18/30 .. 2,567 2,680,499
Security
Par (000)
Par (000) Value
Capital Markets (continued)
(1-day SOFR + 1.22%), 5.04% , 07/19/30 .. USD 5,698 $ 5,839,660
(1-day SOFR + 1.10%), 4.65% , 10/18/30 .. 2,269 2,293,802
(1-day SOFR + 1.11%), 5.23% , 01/15/31 .. 4,319 4,457,855
(1-day SOFR + 1.14%), 2.70% , 01/22/31 .. 1,155 1,079,272
(1-day SOFR + 1.18%), 2.24% , 07/21/32 .. 4,611 4,072,408
(1-day SOFR + 1.29%), 2.94% , 01/21/33 .. 3,524 3,203,857
(1-day SOFR + 2.08%), 4.89% , 07/20/33 .. 1,335 1,355,551
(1-day SOFR + 1.76%), 5.66% , 04/17/36 .. 1,019 1,075,106
(3-mo. EURIBOR + 1.55%), 4.10% , 05/22/36 EUR 1,600 1,937,926
MSCI, Inc., 5.25%, 09/01/35 ............ USD 3,938 3,970,603
SURA Asset Management SA
6.35% , 05/13/32
(d)
.................. 772 824,110
6.35% , 05/13/32
(b)
.................. 804 858,270
85,127,833
Chemicals — 0.1%
Brenntag Finance BV, 3.38%, 10/02/31
(d)
.... EUR 900 1,052,686
Orbia Advance Corp. SAB de CV, 6.80%,
05/13/30
(b)
...................... USD 1,684 1,750,947
2,803,633
Communications Equipment — 0.1%
Motorola Solutions, Inc.
5.60% , 06/01/32 ................... 1,167 1,228,483
5.55% , 08/15/35 ................... 1,580 1,645,996
2,874,479
Consumer Finance — 0.8%
American Express Co., (1-day SOFR + 1.22%),
4.92%, 07/20/33
(a)
................. 1,667 1,696,020
General Motors Financial Co., Inc.
5.95% , 04/04/34 ................... 1,613 1,675,182
6.15% , 07/15/35 ................... 280 292,824
Kaspi.KZ JSC, 6.25%, 03/26/30
(d)
......... 1,701 1,744,290
Synchrony Financial
3.95% , 12/01/27 ................... 943 932,195
5.15% , 03/19/29 ................... 1,227 1,242,461
(1-day SOFR + 1.40%), 5.02% , 07/29/29
(a)
. 1,828 1,843,761
(SOFR Index + 2.13%), 5.94% , 08/02/30
(a)
. 6,981 7,236,032
(1-day SOFR + 1.68%), 5.45% , 03/06/31
(a)
. 4,883 4,975,610
2.88% , 10/28/31 ................... 3,829 3,391,019
7.25% , 02/02/33 ................... 2,797 2,984,663
28,014,057
Diversified REITs — 1.1%
Equinix Europe 2 Financing Corp. LLC, 5.50%,
06/15/34 ....................... 1,700 1,764,669
GLP Capital LP
5.30% , 01/15/29 ................... 3,167 3,224,918
4.00% , 01/15/30 ................... 600 581,058
4.00% , 01/15/31 ................... 1,088 1,041,344
3.25% , 01/15/32 ................... 2,768 2,490,292
5.25% , 02/15/33 ................... 2,235 2,238,643
6.25% , 09/15/54 ................... 2,047 2,062,271
Trust Fibra Uno, 7.70%, 01/23/32
(d)
........ 1,620 1,756,080
VICI Properties LP
4.25% , 12/01/26
(b)
.................. 4,906 4,887,251
3.75% , 02/15/27
(b)
.................. 855 845,574
4.50% , 01/15/28
(b)
.................. 878 876,192
3.88% , 02/15/29
(b)
.................. 238 232,369
4.63% , 12/01/29
(b)
.................. 5,449 5,395,331
4.95% , 02/15/30 ................... 1,037 1,049,028
4.13% , 08/15/30
(b)
.................. 5,132 4,959,744
5.13% , 05/15/32 ................... 4,761 4,807,860
38,212,624

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Core Bond Portfolio
16
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services — 0.4%
AT&T, Inc.
5.45% , 03/01/47 ................... USD 860 $ 831,490
3.50% , 09/15/53 ................... 3,924 2,714,242
6.05% , 08/15/56 ................... 681 705,873
3.80% , 12/01/57 ................... 3,291 2,346,639
3.65% , 09/15/59 ................... 4,320 2,953,605
3.85% , 06/01/60 ................... 1,674 1,190,258
Verizon Communications, Inc.
3.15% , 03/22/30 ................... 1,907 1,823,608
4.40% , 11/01/34 ................... 6 5,788
5.85% , 09/15/35 ................... 415 442,214
5.40% , 07/02/37
(b)
.................. 1,811 1,839,904
14,853,621
Electric Utilities — 4.4%
AEP Texas, Inc.
Series E , 6.65% , 02/15/33 ............. 684 752,759
5.70% , 05/15/34 ................... 1,390 1,446,527
3.45% , 05/15/51 ................... 1,064 731,765
AEP Transmission Co. LLC
5.38% , 06/15/35 ................... 641 663,196
3.75% , 12/01/47 ................... 890 690,823
3.15% , 09/15/49 ................... 589 403,899
Series N , 2.75% , 08/15/51 ............ 557 353,497
Alabama Power Co.
6.00% , 03/01/39 ................... 812 878,537
3.85% , 12/01/42 ................... 241 198,353
Baltimore Gas & Electric Co.
3.75% , 08/15/47 ................... 255 197,247
3.20% , 09/15/49 ................... 279 192,692
5.40% , 06/01/53 ................... 141 138,405
Dominion Energy South Carolina, Inc., Series
2025, 5.30%, 01/15/35 .............. 561 579,327
Duke Energy Carolinas LLC
3.70% , 12/01/47 ................... 1,003 771,538
3.95% , 03/15/48 ................... 484 388,008
3.20% , 08/15/49 ................... 2,598 1,815,103
3.45% , 04/15/51 ................... 780 563,335
5.35% , 01/15/53 ................... 295 289,336
Duke Energy Corp.
3.95% , 08/15/47 ................... 1,011 785,852
4.20% , 06/15/49 ................... 253 202,832
3.50% , 06/15/51 ................... 1,439 1,013,965
5.80% , 06/15/54 ................... 4,635 4,682,631
Duke Energy Florida LLC, 1.75%, 06/15/30 ... 2,534 2,268,261
Duke Energy Kentucky, Inc., (Acquired 08/11/25,
cost $1,895,000), 6.01%, 09/15/35
(e) (f)
..... 1,895 1,928,163
Duke Energy Ohio, Inc.
2.13% , 06/01/30 ................... 3,792 3,462,753
5.25% , 04/01/33 ................... 1,298 1,344,299
Duke Energy Progress LLC
5.05% , 03/15/35 ................... 3,209 3,260,713
3.70% , 10/15/46 ................... 1,844 1,426,577
2.50% , 08/15/50 ................... 1,722 1,032,168
4.00% , 04/01/52 ................... 1,002 789,585
FirstEnergy Corp.
2.65% , 03/01/30 ................... 11,360 10,539,752
Series C , 4.85% , 07/15/47
(c)
........... 1,506 1,333,047
Series C , 3.40% , 03/01/50 ............ 5,674 3,961,280
FirstEnergy Transmission LLC
4.75% , 01/15/33
(b)
.................. 1,772 1,768,536
5.00% , 01/15/35 ................... 5,090 5,093,029
5.45% , 07/15/44
(b)
.................. 1,570 1,533,182
4.55% , 04/01/49
(b)
.................. 1,719 1,467,391
Florida Power & Light Co.
3.15% , 10/01/49 ................... 620 432,823
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
2.88% , 12/04/51 ................... USD 1,630 $ 1,053,225
Georgia Power Co.
4.85% , 03/15/31 ................... 2,503 2,570,043
4.70% , 05/15/32 ................... 2 2,024
4.95% , 05/17/33 ................... 1,901 1,939,197
Series B , 3.70% , 01/30/50 ............. 399 304,577
Jersey Central Power & Light Co., 5.10%,
01/15/35 ....................... 154 156,075
MidAmerican Energy Co., 3.15%, 04/15/50 ... 1,022 702,700
Minejesa Capital BV, 5.63%, 08/10/37
(d)
..... 1,777 1,766,338
NextEra Energy Capital Holdings, Inc., 4.69%,
09/01/27 ....................... 127 128,381
NRG Energy, Inc.
(b)
4.45% , 06/15/29 ................... 3,938 3,904,881
7.00% , 03/15/33 ................... 8,780 9,708,028
Ohio Power Co.
Series Q , 1.63% , 01/15/31 ............ 2,987 2,584,607
4.00% , 06/01/49 ................... 738 569,755
Series R , 2.90% , 10/01/51 ............ 387 240,804
Pacific Gas & Electric Co.
5.90% , 06/15/32 ................... 5,118 5,350,705
6.15% , 01/15/33 ................... 447 473,102
6.40% , 06/15/33 ................... 1,020 1,096,443
4.50% , 07/01/40 ................... 663 576,626
3.30% , 08/01/40 ................... 1,273 964,493
4.75% , 02/15/44 ................... 3,217 2,752,214
3.95% , 12/01/47 ................... 808 603,858
4.95% , 07/01/50 ................... 4,962 4,258,819
3.50% , 08/01/50 ................... 1,959 1,336,441
5.25% , 03/01/52 ................... 1,767 1,571,051
6.75% , 01/15/53 ................... 1,319 1,421,154
6.70% , 04/01/53 ................... 1,039 1,111,027
5.90% , 10/01/54 ................... 1,098 1,069,565
6.15% , 03/01/55 ................... 2,955 2,971,811
6.10% , 10/15/55 ................... 1,298 1,296,183
PECO Energy Co.
3.05% , 03/15/51 ................... 286 188,671
4.60% , 05/15/52 ................... 420 371,395
4.38% , 08/15/52 ................... 405 342,406
5.25% , 09/15/54 ................... 853 825,900
Pinnacle West Capital Corp., 5.15%, 05/15/30 . 4,480 4,607,179
Southern Co. (The)
5.70% , 10/15/32 ................... 823 871,471
4.25% , 07/01/36 ................... 2,980 2,769,037
Vistra Operations Co. LLC
(b)
5.05% , 12/30/26 ................... 12,748 12,821,263
6.95% , 10/15/33 ................... 6,558 7,314,399
6.00% , 04/15/34 ................... 3,009 3,172,410
5.70% , 12/30/34 ................... 4,797 4,964,041
150,113,485
Entertainment — 0.2%
Warnermedia Holdings, Inc.
3.76% , 03/15/27 ................... 7,065 6,967,856
5.14% , 03/15/52 ................... 71 52,895
7,020,751
Financial Services — 0.2%
Andiron Financing LLC, (1M Sofr FWD + 3.00%),
7.33%, 01/21/30
(a) (e)
................ 170 170,000
AT&T Reign II Multi-Property Lease-Backed
Pass-Through Trust, 6.09%, 12/15/44
(b)
.... 4,100 4,141,515
Block, Inc., 3.50%, 06/01/31 ............ 4,519 4,205,484
8,516,999

Schedule of Investments
(continued)
September 30, 2025
BlackRock Core Bond Portfolio
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Gas Utilities — 0.0%
Piedmont Natural Gas Co., Inc., 2.50%, 03/15/31 USD 934 $ 842,601
Ground Transportation — 0.0%
Union Pacific Railroad Co. Pass-Through Trust,
Series 2014-1, 3.23%, 05/14/26 ........ 1,045 1,038,869
Health Care Equipment & Supplies — 0.1%
Becton Dickinson & Co., 5.08%, 06/07/29 .... 965 990,906
Solventum Corp.
5.40% , 03/01/29 ................... 1,520 1,568,625
5.60% , 03/23/34 ................... 978 1,018,225
3,577,756
Health Care Providers & Services — 0.5%
CVS Health Corp.
6.13% , 09/15/39 ................... 187 194,657
6.00% , 06/01/44 ................... 562 570,156
Elevance Health, Inc.
3.60% , 03/15/51 ................... 1,735 1,242,018
4.55% , 05/15/52 ................... 223 186,708
5.70% , 02/15/55 ................... 145 143,514
HCA, Inc.
3.38% , 03/15/29 ................... 229 222,076
5.45% , 04/01/31 ................... 4,189 4,354,380
5.50% , 03/01/32 ................... 280 291,713
3.63% , 03/15/32 ................... 1,098 1,030,091
7.50% , 11/06/33 ................... 168 192,294
5.60% , 04/01/34 ................... 365 378,901
5.75% , 03/01/35 ................... 4,508 4,712,998
3.50% , 07/15/51 ................... 1,242 849,672
4.63% , 03/15/52 ................... 712 587,933
6.20% , 03/01/55 ................... 1,338 1,381,194
6.10% , 04/01/64 ................... 540 542,176
16,880,481
Hotels, Restaurants & Leisure — 0.1%
Arcos Dorados BV, 6.38%, 01/29/32
(d)
...... 1,208 1,273,087
Booking Holdings, Inc., 3.25%, 11/21/32 ..... EUR 710 830,147
Royal Caribbean Cruises Ltd., 5.38%, 01/15/36 USD 860 865,015
2,968,249
Independent Power and Renewable Electricity Producers — 0.0%
AES Andes SA, 6.30%, 03/15/29
(d)
........ 1,199 1,245,761
FIEMEX Energia - Banco Actinver SA Institucion
de Banca Multiple, 7.25%, 01/31/41
(b)
..... 332 352,459
1,598,220
Insurance — 0.0%
E.ON International Finance BV, 3.50%,
09/03/35
(d)
...................... EUR 800 933,087
Interactive Media & Services — 0.2%
Alphabet, Inc., 4.00%, 05/06/54 .......... 600 687,516
Meta Platforms, Inc.
4.65% , 08/15/62 ................... USD 3,187 2,733,225
5.55% , 08/15/64 ................... 2,526 2,507,440
5,928,181
IT Services — 0.4%
Gartner, Inc.
(b)
4.50% , 07/01/28 ................... 5,627 5,581,052
3.63% , 06/15/29 ................... 6,342 6,076,626
3.75% , 10/01/30 ................... 1,802 1,701,698
13,359,376
Media — 0.9%
Charter Communications Operating LLC
6.55% , 06/01/34 ................... 2,682 2,858,252
6.38% , 10/23/35 ................... 2,521 2,641,074
3.50% , 03/01/42 ................... 136 97,953
Security
Par (000)
Par (000) Value
Media (continued)
5.75% , 04/01/48 ................... USD 549 $ 497,655
4.80% , 03/01/50 ................... 1,063 841,929
3.70% , 04/01/51 ................... 367 242,113
3.90% , 06/01/52 ................... 4,791 3,244,908
5.25% , 04/01/53 ................... 2,112 1,764,784
3.85% , 04/01/61 ................... 5,772 3,597,573
4.40% , 12/01/61 ................... 1,786 1,237,534
3.95% , 06/30/62 ................... 2,218 1,403,261
Comcast Corp., 6.50%, 11/15/35 ......... 3,782 4,231,390
Paramount Global
3.70% , 10/04/26
(c)
.................. 810 797,649
2.90% , 01/15/27 ................... 4,293 4,204,839
3.38% , 02/15/28 ................... 837 815,345
4.85% , 07/01/42 ................... 517 420,819
4.38% , 03/15/43 ................... 90 69,469
5.85% , 09/01/43 ................... 599 547,094
5.25% , 04/01/44 ................... 276 226,804
4.90% , 08/15/44 ................... 214 172,378
4.60% , 01/15/45 ................... 311 242,398
30,155,221
Metals & Mining — 0.2%
Glencore Capital Finance DAC, 3.67%,
10/06/32
(d)
...................... EUR 590 691,325
Glencore Funding LLC
(b)
2.50% , 09/01/30 ................... USD 2,548 2,324,405
6.38% , 10/06/30 ................... 5 5,397
2.63% , 09/23/31 ................... 504 452,628
5.70% , 05/08/33 ................... 344 363,298
Vale Overseas Ltd., 6.40%, 06/28/54 ....... 1,739 1,784,701
5,621,754
Multi-Utilities — 0.1%
Dominion Energy, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.51%), 7.00%, 06/01/54
(a)
..... 3,642 3,948,973
Oil, Gas & Consumable Fuels — 7.2%
Antero Resources Corp.
(b)
7.63% , 02/01/29 ................... 1,179 1,201,529
5.38% , 03/01/30 ................... 10,435 10,495,544
APA Corp., 5.25%, 02/01/42 ............ 196 158,199
BP Capital Markets America, Inc., 1.75%,
08/10/30 ....................... 4,865 4,333,667
Cameron LNG LLC
(b)
3.30% , 01/15/35 ................... 2,352 2,042,239
3.40% , 01/15/38 ................... 2,474 2,145,163
Cheniere Corpus Christi Holdings LLC
3.70% , 11/15/29 ................... 2,695 2,619,117
2.74% , 12/31/39 ................... 4,147 3,478,280
Cheniere Energy Partners LP
4.00% , 03/01/31 ................... 7,164 6,908,733
3.25% , 01/31/32 ................... 950 865,461
5.75% , 08/15/34 ................... 2,344 2,436,798
Cheniere Energy, Inc., 5.65%, 04/15/34 ..... 9,330 9,617,740
Diamondback Energy, Inc.
3.25% , 12/01/26 ................... 11,729 11,605,138
3.50% , 12/01/29 ................... 11,766 11,351,833
3.13% , 03/24/31 ................... 7,957 7,393,040
Energy Transfer LP
4.95% , 05/15/28 ................... 2,463 2,503,646
6.10% , 12/01/28 ................... 1,008 1,060,611
8.25% , 11/15/29 ................... 401 454,944
7.38% , 02/01/31
(b)
.................. 3,108 3,246,251
5.00% , 05/15/50 ................... 276 236,257
5.95% , 05/15/54 ................... 2,349 2,274,840

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Core Bond Portfolio
18
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
EQT Corp.
3.13% , 05/15/26
(b)
.................. USD 2,508 $ 2,485,019
7.50% , 06/01/27 ................... 981 1,000,096
6.50% , 07/01/27 ................... 2,127 2,177,528
3.90% , 10/01/27 ................... 8,018 7,966,501
5.70% , 04/01/28 ................... 5,379 5,559,842
5.50% , 07/15/28 ................... 285 287,055
4.50% , 01/15/29 ................... 8,315 8,316,193
5.00% , 01/15/29 ................... 2,696 2,733,638
6.38% , 04/01/29 ................... 3,724 3,861,738
7.00% , 02/01/30
(c)
.................. 6,013 6,546,615
7.50% , 06/01/30 ................... 14,623 16,130,999
4.75% , 01/15/31 ................... 18,326 18,288,638
3.63% , 05/15/31
(b)
.................. 7,560 7,069,160
5.75% , 02/01/34 ................... 5,552 5,810,503
Expand Energy Corp.
5.38% , 02/01/29 ................... 3,524 3,525,086
5.88% , 02/01/29
(b)
.................. 777 779,888
6.75% , 04/15/29
(b)
.................. 2,954 2,984,824
5.38% , 03/15/30 ................... 2,701 2,746,402
4.75% , 02/01/32 ................... 205 201,469
5.70% , 01/15/35 ................... 11,422 11,739,655
Greensaif Pipelines Bidco SARL, 5.85%,
02/23/36
(d)
...................... 1,682 1,764,452
Hess Corp.
7.30% , 08/15/31 ................... 722 831,361
6.00% , 01/15/40 ................... 490 532,627
KazMunayGas National Co. JSC, 6.38%,
10/24/48
(d)
...................... 1,706 1,693,017
NGPL PipeCo LLC, 3.25%, 07/15/31
(b)
...... 4,207 3,810,836
ORLEN SA, 6.00%, 01/30/35
(d)
........... 1,659 1,731,905
Raizen Fuels Finance SA
6.25% , 07/08/32
(b)
.................. 1,136 1,108,452
6.45% , 03/05/34
(d)
.................. 583 565,510
Repsol E&P Capital Markets US LLC
(b)
4.81% , 09/16/28 ................... 555 557,402
5.20% , 09/16/30 ................... 690 694,995
5.98% , 09/16/35 ................... 1,405 1,430,556
Sabine Pass Liquefaction LLC
5.00% , 03/15/27 ................... 4,286 4,311,917
4.50% , 05/15/30 ................... 7,166 7,190,996
5.90% , 09/15/37 ................... 2,293 2,411,033
Targa Resources Corp.
6.15% , 03/01/29 ................... 757 797,509
4.20% , 02/01/33 ................... 2,015 1,914,461
6.13% , 03/15/33 ................... 660 701,883
Targa Resources Partners LP
4.88% , 02/01/31 ................... 5,690 5,706,619
4.00% , 01/15/32 ................... 727 689,446
TotalEnergies Capital International SA, 3.85%,
03/03/45
(d)
...................... EUR 2,400 2,644,457
Viper Energy Partners LLC
4.90% , 08/01/30 ................... USD 2,998 3,020,355
5.70% , 08/01/35 ................... 2,537 2,579,419
Vnom Sub, Inc., 5.38%, 11/01/27
(b)
........ 5,356 5,356,937
248,686,024
Paper & Forest Products — 0.0%
Suzano Austria GmbH, Series DM3N, 3.13%,
01/15/32 ....................... 1,965 1,763,391
Security
Par (000)
Par (000) Value
Passenger Airlines — 0.0%
Air Canada Pass-Through Trust, Series 2017-1,
Class B, 3.70%, 01/15/26
(b)
........... USD 3 $ 3,129
United Airlines Pass-Through Trust, Series 2019-
1, Class AA, 4.15%, 08/25/31 .......... 487 475,409
478,538
Pharmaceuticals — 0.0%
Pfizer Investment Enterprises Pte. Ltd.
4.75% , 05/19/33 ................... 832 840,530
5.30% , 05/19/53 ................... 311 300,546
1,141,076
Residential REITs — 0.2%
Store Capital LLC
4.63% , 03/15/29 ................... 1,170 1,162,048
5.40% , 04/30/30
(b)
.................. 2,894 2,947,431
2.75% , 11/18/30 ................... 1,748 1,588,972
5,698,451
Semiconductors & Semiconductor Equipment — 0.9%
AP Grange Holdings LLC, (Acquired 06/21/24,
cost $2,507,000), 6.50%, 03/20/45
(e) (f)
..... 2,507 2,598,004
Broadcom, Inc.
4.15% , 11/15/30 ................... 1,599 1,592,709
2.45% , 02/15/31
(b)
.................. 3,036 2,761,281
5.15% , 11/15/31 ................... 2,768 2,876,087
4.55% , 02/15/32 ................... 2,499 2,516,362
5.20% , 04/15/32 ................... 1,402 1,459,711
4.30% , 11/15/32 ................... 189 186,559
3.42% , 04/15/33
(b)
.................. 813 752,411
3.47% , 04/15/34
(b)
.................. 2,283 2,083,468
4.80% , 10/15/34 ................... 4,204 4,233,404
3.19% , 11/15/36
(b)
.................. 480 409,621
4.93% , 05/15/37
(b)
.................. 1,075 1,072,117
4.90% , 02/15/38 ................... 1,485 1,477,044
Foundry JV Holdco LLC
(b)
5.50% , 01/25/31 ................... 1,048 1,087,479
5.90% , 01/25/33 ................... 3,603 3,799,311
6.20% , 01/25/37 ................... 558 595,213
NXP BV, 5.55%, 12/01/28 .............. 699 724,206
30,224,987
Software — 0.6%
AppLovin Corp.
5.13% , 12/01/29 ................... 3,985 4,076,680
5.38% , 12/01/31 ................... 6,754 6,986,848
5.95% , 12/01/54 ................... 3,453 3,498,082
Oracle Corp.
6.00% , 08/03/55 ................... 1,173 1,177,582
5.95% , 09/26/55 ................... 1,070 1,066,709
4.10% , 03/25/61 ................... 1,477 1,063,452
6.13% , 08/03/65 ................... 1,979 1,986,654
19,856,007
Specialized REITs — 0.8%
American Tower Corp.
5.20% , 02/15/29 ................... 1,242 1,278,003
2.90% , 01/15/30 ................... 1,273 1,199,854
1.88% , 10/15/30 ................... 5,985 5,293,081
4.63% , 05/16/31 ................... EUR 1,800 2,258,481
5.45% , 02/15/34 ................... USD 405 420,768
5.35% , 03/15/35 ................... 664 681,908
Crown Castle, Inc.
5.60% , 06/01/29 ................... 1,449 1,505,634
3.30% , 07/01/30 ................... 111 105,156
2.50% , 07/15/31 ................... 432 384,593
Equinix, Inc.
2.50% , 05/15/31 ................... 5,400 4,867,074

Schedule of Investments
(continued)
September 30, 2025
BlackRock Core Bond Portfolio
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
3.90% , 04/15/32 ................... USD 3,888 $ 3,729,351
3.40% , 02/15/52 ................... 450 314,965
Extra Space Storage LP
3.90% , 04/01/29 ................... 782 770,963
4.00% , 06/15/29 ................... 189 187,062
5.50% , 07/01/30 ................... 1,904 1,985,063
2.20% , 10/15/30 ................... 1,286 1,152,934
26,134,890
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC, 4.50%, 02/15/31 ..... 3,565 3,556,759
Tobacco — 0.7%
Altria Group, Inc.
5.63% , 02/06/35 ................... 3,192 3,313,733
5.25% , 08/06/35 ................... 1,025 1,036,292
4.25% , 08/09/42 ................... 1,084 912,078
3.88% , 09/16/46 ................... 2,146 1,644,954
BAT Capital Corp.
4.63% , 03/22/33 ................... 1,550 1,533,835
7.08% , 08/02/43 ................... 4,731 5,353,991
4.54% , 08/15/47 ................... 1,511 1,267,033
4.76% , 09/06/49 ................... 2,023 1,721,624
5.28% , 04/02/50 ................... 3 2,738
5.65% , 03/16/52 ................... 4,483 4,288,944
7.08% , 08/02/53 ................... 1,052 1,205,803
Reynolds American, Inc.
8.13% , 05/01/40 ................... 202 240,991
7.00% , 08/04/41 ................... 345 373,186
22,895,202
Transportation Infrastructure — 0.1%
DP World Ltd., 6.85%, 07/02/37
(d)
......... 1,540 1,768,798
Wireless Telecommunication Services — 0.3%
T-Mobile USA, Inc.
2.40% , 03/15/29 ................... 755 710,582
3.88% , 04/15/30 ................... 4,703 4,611,708
2.70% , 03/15/32 ................... 582 521,713
5.20% , 01/15/33 ................... 884 912,163
5.80% , 09/15/62 ................... 3,180 3,198,621
9,954,787
Total Corporate Bonds — 27 .3%
(Cost: $ 920,438,160 ) .............................. 940,127,464
Foreign Agency Obligations
Chile — 0.1%
Corp. Nacional del Cobre de Chile , 6.44% ,
01/26/36
(d)
....................... 1,623 1,754,463
Hungary — 0.0%
MVM Energetika Zrt. , 6.50% , 03/13/31
(d)
..... 1,650 1,749,000
Mexico — 0.0%
Petroleos Mexicanos
8.75% , 06/02/29 ................... 7 7,346
5.95% , 01/28/31 ................... 8 7,756
10.00% , 02/07/33 .................. 73 84,625
99,727
Morocco — 0.0%
OCP SA , 6.75% , 05/02/34
(b)
.............. 385 419,169
Total Foreign Agency Obligations — 0 .1%
(Cost: $ 3,864,553 ) ............................... 4,022,359
Security
Par (000)
Par (000) Value
Foreign Government Obligations
Colombia — 0.2%
Republic of Colombia , 6.25% , 07/09/36 ...... COP 42,530,200 $ 7,480,966
Germany — 0.1%
Federal Republic of Germany , 2.90% , 08/15/56
(d)
EUR 2,588 2,815,292
Indonesia — 0.1%
Republic of Indonesia
2.85% , 02/14/30 ................... USD 1,918 1,812,510
3.05% , 03/12/51 ................... 2,624 1,760,704
3,573,214
Israel — 0.0%
State of Israel Government Bond , 5.75% ,
03/12/54 ........................ 2,018 1,910,118
Japan — 0.4%
Japan Government Bond
2.30% , 12/20/54 ................... JPY 1,500,800 8,652,853
2.40% , 03/20/55 ................... 833,350 4,911,854
13,564,707
Mexico — 0.7%
United Mexican States
2.66% , 05/24/31 ................... USD 4,749 4,239,955
4.88% , 05/19/33 ................... 666 645,354
3.50% , 02/12/34 ................... 5,414 4,703,412
6.35% , 02/09/35 ................... 4,064 4,297,680
6.88% , 05/13/37 ................... 4,142 4,471,289
4.50% , 01/31/50 ................... 5,805 4,482,911
22,840,601
Panama — 0.1%
Republic of Panama
3.88% , 03/17/28 ................... 1,275 1,254,600
4.50% , 04/01/56 ................... 1,810 1,328,540
2,583,140
Peru — 0.2%
Republic of Peru
6.85% , 08/12/35
(d)
.................. PEN 8,874 2,699,921
7.60% , 08/12/39
(d)
.................. 7,143 2,248,568
3.55% , 03/10/51 ................... USD 2,839 2,027,756
6,976,245
Philippines — 0.1%
Republic of Philippines
3.00% , 02/01/28 ................... 3,147 3,074,619
3.20% , 07/06/46 ................... 2,747 2,010,804
5,085,423
Uruguay — 0.1%
Oriental Republic of Uruguay
4.38% , 10/27/27 ................... 1,813 1,826,363
5.10% , 06/18/50 ................... 2,079 1,969,493
3,795,856
Total Foreign Government Obligations — 2 .0%
(Cost: $ 76,017,400 ) ............................... 70,625,562
Shares
Shares
Investment Companies
iShares AAA CLO Active ETF
(g)
........... 100,000 5,196,500
Total Investment Companies — 0 .2%
(Cost: $ 5,188,000 ) ............................... 5,196,500

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Core Bond Portfolio
20
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Municipal Bonds
California — 0 .3%
Bay Area Toll Authority , Series 2010S-1 , RB ,
7.04% , 04/01/50 ................... USD 1,385 $ 1,594,455
Los Angeles Community College District , Series
2010E , GO , 6.60% , 08/01/42 ........... 980 1,074,241
State of California
Series 2018 , GO , 4.60% , 04/01/38 ....... 4,110 4,187,922
Series 2009 , GO , 7.55% , 04/01/39 ....... 1,300 1,571,365
University of California , Series 2012AD , RB ,
4.86% , 05/15/2112 .................. 425 362,615
8,790,598
Georgia — 0.0%
Municipal Electric Authority of Georgia , Series
2010-A , RB , 6.64% , 04/01/57 .......... 649 708,808
Illinois — 0 .1%
State of Illinois , Series 2003 , GO ,
5.10% , 06/01/33 ................... 3,290 3,329,461
New Jersey — 0.0%
New Jersey Turnpike Authority , Series 2009F ,
RB , 7.41% , 01/01/40 ................ 665 801,922
New York — 0.0%
Metropolitan Transportation Authority
Series 2010A , RB , 6.67% , 11/15/39 ...... 270 295,433
Series 2010E , 6.81% , 11/15/40 ......... 460 505,205
New York City Municipal Water Finance Authority ,
Series 2011CC , RB , 5.88% , 06/15/44 ..... 440 452,645
New York State Dormitory Authority , Series
2010H , RB , 5.39% , 03/15/40 ........... 320 323,773
Port Authority of New York & New Jersey , Series
2014-181 , RB , 4.96% , 08/01/46 ......... 1,035 993,823
2,570,879
Ohio — 0.0%
American Municipal Power, Inc. , Series 2010A ,
RB , 8.08% , 02/15/50 ................ 765 981,560
Texas — 0 .2%
City of San Antonio Electric & Gas Systems ,
Series 2010A , RB , 5.81% , 02/01/41 ...... 1,095 1,118,554
State of Texas , Series 2009A , GO ,
5.52% , 04/01/39 ................... 1,235 1,279,863
2,398,417
Total Municipal Bonds — 0 .6%
(Cost: $ 21,714,472 ) ............................... 19,581,645
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 5.9%
A&D Mortgage Trust
(b)
Series 2023-NQM5, Class A1, 7.05%,
11/25/68
(c)
..................... 1,620 1,645,869
Series 2024-NQM5, Class A1, 5.70%,
11/25/69 ...................... 487 489,742
Series 2024-NQM5, Class M1, 6.52%,
11/25/69
(a)
..................... 380 383,698
Angel Oak Mortgage Trust
(b)
Series 2020-3, Class A3, 2.87%, 04/25/65
(a)
. 298 288,732
Series 2020-4, Class A3, 2.81%, 06/25/65
(a)
. 93 90,908
Series 2022-2, Class A1, 3.35%, 01/25/67
(a)
. 72 68,212
Series 2023-7, Class A1, 4.80%, 11/25/67
(c)
. 2,167 2,155,937
Series 2024-1, Class A1, 5.21%, 08/25/68
(c)
. 653 652,746
Series 2024-10, Class A1, 5.35%, 10/25/69
(c)
397 398,882
Series 2024-11, Class A1, 5.70%, 08/25/69
(c)
655 661,685
Series 2025-1, Class A1, 5.69%, 01/25/70
(c)
. 1,679 1,696,034
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2025-2, Class A1, 5.64%, 02/25/70
(c)
. USD 3,897 $ 3,933,646
Series 2025-8, Class A1, 5.41%, 07/25/70
(c)
. 1,637 1,649,035
Arroyo Mortgage Trust, Series 2022-1, Class A3,
3.65%, 12/25/56
(b)
.................. 3,785 3,112,814
Atlas Funding plc
(a)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.55%),
5.52%, 09/20/61 ................. GBP 103 139,741
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.20%),
6.17%, 09/20/61 ................. 100 137,397
Barclays Mortgage Loan Trust
(b)(c)
Series 2022-NQM1, Class A1, 4.55%,
07/25/52 ...................... USD 1,739 1,730,784
Series 2025-NQM1, Class A1, 5.66%,
01/25/65 ...................... 7,949 8,014,558
Bletchley Park Funding plc, Series 2025-1, Class
D, (Sterling Overnight Index Average at 0.00%
Floor + 1.88%), 5.85%, 01/27/70
(a) (d)
...... GBP 176 238,516
BRAVO Residential Funding Trust, Series 2025-
NQM2, Class A1, 5.68%, 11/25/64
(b) (c)
..... USD 4,844 4,890,360
Castell plc
(a)(d)
Series 2025-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.55%),
5.52%, 01/27/62 ................. GBP 100 135,338
Series 2025-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.00%),
5.97%, 01/27/62 ................. 100 136,358
CFMT LLC, Series 2024-R1, Class A1, 4.00%,
10/25/54
(b) (c)
...................... USD 214 210,916
Cheshire plc, Series 2025-1, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
1.35%), 5.34%, 06/28/48
(a) (d)
........... GBP 180 242,144
CHL Mortgage Pass-Through Trust, Series
2004-29, Class 1A1, (1-mo. CME Term SOFR
at 0.54% Floor and 11.50% Cap + 0.65%),
4.81%, 02/25/35
(a)
.................. USD 66 63,518
CIM Trust
(b)
Series 2025-I1, Class A1, 5.65%, 10/25/69
(c)
3,361 3,394,399
Series 2025-I1, Class M1, 6.44%, 10/25/69
(a)
2,739 2,769,992
Citadel plc
(a)(d)
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.45%),
5.42%, 04/28/60 ................. GBP 100 135,944
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.75%),
5.72%, 04/28/60 ................. 100 135,634
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.45%),
6.42%, 04/28/60 ................. 109 149,120
COLT Mortgage Loan Trust
(b)
Series 2020-2, Class M1, 5.25%, 03/25/65
(a)
USD 1,283 1,283,290
Series 2020-3, Class A3, 2.38%, 04/27/65
(a)
. 24 23,404
Series 2021-5, Class A1, 1.73%, 11/26/66
(a)
. 861 776,982
Series 2024-6, Class A1, 5.39%, 11/25/69
(c)
. 570 573,357
Series 2025-7, Class A1, 5.47%, 06/25/70
(c)
. 1,707 1,721,241
Series 2025-8, Class A1, 5.48%, 08/25/70
(c)
. 909 916,453
Cross Mortgage Trust
(b)
Series 2023-H2, Class A1A, 7.13%,
11/25/68
(c)
..................... 822 834,813
Series 2024-H7, Class A1, 5.59%, 11/25/69
(a)
1,278 1,287,247
Series 2025-H1, Class A1, 5.74%, 02/25/70
(a)
11,685 11,804,354
Series 2025-H1, Class M1, 6.48%, 02/25/70
(a)
2,901 2,935,016
Series 2025-H2, Class A1, 5.36%, 03/25/70
(a)
1,163 1,169,231
Series 2025-H2, Class M1, 6.13%, 03/25/70
(a)
3,345 3,378,190

Schedule of Investments
(continued)
September 30, 2025
BlackRock Core Bond Portfolio
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
CSMC Trust
(a)(b)
Series 2021-NQM8, Class M1, 3.26%,
10/25/66 ...................... USD 175 $ 135,467
Series 2022-NQM3, Class A1B, 4.26%,
03/25/67 ...................... 1,589 1,568,172
Deephaven Residential Mortgage Trust
(b)
Series 2022-2, Class M1, 4.30%, 03/25/67
(a)
312 278,654
Series 2022-3, Class M1, 5.26%, 07/25/67
(a)
634 612,136
Series 2024-1, Class A1, 5.74%, 07/25/69
(c)
. 423 427,287
Edenbrook Mortgage Funding plc
(a)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.95%),
5.92%, 03/22/57 ................. GBP 330 451,472
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.55%),
6.52%, 03/22/57 ................. 191 261,989
Ellington Financial Mortgage Trust
(b)(c)
Series 2024-INV2, Class A1, 5.03%, 10/25/69 USD 5,623 5,609,416
Series 2024-NQM1, Class A1A, 5.71%,
11/25/69 ...................... 774 780,388
Series 2025-INV1, Class A1, 5.63%, 03/25/70 5,207 5,244,592
Series 2025-INV3, Class A1, 5.44%, 07/25/70 2,370 2,384,469
Exmoor Funding plc
(a)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.87%, 03/25/94 ................. GBP 110 149,438
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.80%),
6.77%, 03/25/94 ................. 100 136,580
Series 2025-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.38%),
6.35%, 03/25/95 ................. 104 140,187
GCAT Trust
(b)
Series 2021-NQM3, Class B1, 3.47%,
05/25/66
(a)
..................... USD 328 249,394
Series 2022-NQM4, Class A1, 5.27%,
08/25/67
(c)
..................... 1,785 1,783,147
Series 2023-NQM4, Class A1, 4.25%,
05/25/67
(a)
..................... 1,150 1,101,034
Series 2025-NQM4, Class A1, 0.00%,
06/25/70
(c)
..................... 1,228 1,238,418
GS Mortgage-Backed Securities Trust, Series
2022-NQM1, Class A4, 4.00%, 05/25/62
(a) (b)
. 118 109,771
Homes Trust
(b)
Series 2024-NQM2, Class A1, 5.72%,
10/25/69
(c)
..................... 849 856,685
Series 2025-AFC1, Class A1, 5.73%,
01/25/60
(c)
..................... 7,707 7,775,517
Series 2025-NQM1, Class M1, 6.52%,
01/25/70
(a)
..................... 3,600 3,648,607
Series 2025-NQM2, Class A1, 5.42%,
02/25/70
(c)
..................... 1,247 1,253,494
Homeward Opportunities Fund I Trust
(a)(b)
Series 2020-2, Class A3, 3.20%, 05/25/65 .. 679 674,276
Series 2020-2, Class B1, 5.45%, 05/25/65 .. 150 149,917
Homeward Opportunities Fund Trust
(b)
Series 2022-1, Class A1, 5.08%, 07/25/67
(c)
. 2,546 2,541,842
Series 2022-1, Class M1, 5.03%, 07/25/67
(a)
671 660,600
Impac CMB Trust, Series 2007-A, Class A,
(1-mo. CME Term SOFR at 0.50% Floor and
11.50% Cap + 0.61%), 4.77%, 05/25/37
(a) (b)
. 395 384,566
J.P. Morgan Mortgage Trust
(a)(b)
Series 2021-INV7, Class A3A, 2.50%,
02/25/52 ...................... 8,079 7,292,032
Series 2021-INV7, Class A4A, 2.50%,
02/25/52 ...................... 4,034 2,760,457
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2021-INV7, Class A5A, 2.50%,
02/25/52 ...................... USD 1,841 $ 1,514,886
Series 2025-VIS1, Class M1, 6.41%, 08/25/55 3,151 3,189,696
Jupiter Mortgage No. 1 plc, Series 1X, Class DR,
(Sterling Overnight Index Average at 0.00%
Floor + 3.00%), 7.00%, 07/20/55
(a) (d)
...... GBP 349 475,087
MFA Trust
(b)
Series 2020-NQM1, Class A3, 3.30%,
08/25/49
(a)
..................... USD 145 138,491
Series 2022-NQM1, Class M1, 4.27%,
12/25/66
(a)
..................... 597 528,157
Series 2025-NQM3, Class A1, 5.26%,
08/25/70
(c)
..................... 2,230 2,237,850
Miltonia Mortgage Finance SRL, Series 1, Class
B, (3-mo. EURIBOR at 0.00% Floor + 1.30%),
3.25%, 04/28/62
(a) (d)
................. EUR 351 412,199
Morgan Stanley Residential Mortgage Loan
Trust
(b)
Series 2014-1A, Class B3, 5.88%, 06/25/44
(a)
USD 121 122,363
Series 2024-NQM3, Class A1, 5.04%,
07/25/69
(a)
..................... 4,624 4,620,718
Series 2025-DSC2, Class A1, 5.44%,
07/25/70
(c)
..................... 2,902 2,922,955
Series 2025-NQM1, Class A1, 5.74%,
11/25/69
(a)
..................... 5,063 5,103,058
Series 2025-NQM1, Class M1, 6.50%,
11/25/69
(a)
..................... 2,122 2,147,075
Mortgage Loan Resecuritization Trust, Series
2009-RS1, Class A85, (1-mo. CME Term
SOFR at 0.34% Floor and 9.00% Cap +
0.45%), 4.73%, 04/16/36
(a) (b)
........... 983 964,959
MortgageIT Trust, Series 2004-1, Class A1,
(1-mo. CME Term SOFR at 0.78% Floor and
11.50% Cap + 0.89%), 5.05%, 11/25/34
(a)
.. 162 157,109
Mortimer 2024-Mix plc
(a)(d)
Series 2024-MIX, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.55%),
5.52%, 09/22/67 ................. GBP 110 149,165
Series 2024-MIX, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.10%),
6.07%, 09/22/67 ................. 100 136,109
New Residential Mortgage Loan Trust
(b)
Series 2019-2A, Class A1, 4.25%, 12/25/57
(a)
USD 125 122,524
Series 2025-NQM1, Class A1, 0.00%,
01/25/65
(c)
..................... 3,628 3,669,724
Series 2025-NQM1, Class M1, 6.47%,
01/25/65
(a)
..................... 1,671 1,707,215
Series 2025-NQM4, Class A1, 0.00%,
07/25/65
(a)
..................... 1,127 1,135,697
NYMT Loan Trust, Series 2024-INV1, Class A1,
5.38%, 06/25/69
(a) (b)
................. 144 144,848
OBX Trust
(b)
Series 2021-J2, Class A1, 2.50%, 07/25/51
(a)
17,285 14,337,530
Series 2024-NQM14, Class A1, 4.94%,
09/25/64
(c)
..................... 2,300 2,299,757
Series 2025-NQM3, Class A1, 5.65%,
12/01/64
(c)
..................... 2,844 2,873,541
Pierpont BTL plc
(a)(d)
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.20%),
6.17%, 09/21/61 ................. GBP 100 137,096
Series 2025-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.85%),
5.82%, 03/21/62 ................. 100 136,429
PRET Trust, Series 2025-RPL1, Class A1,
4.00%, 07/25/69
(b) (c)
................. USD 6,570 6,378,390

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Core Bond Portfolio
22
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
PRKCM Trust
(a)(b)
Series 2021-AFC2, Class A1, 2.07%, 11/25/56 USD 226 $ 201,434
Series 2022-AFC1, Class A1A, 4.10%,
04/25/57 ...................... 226 224,828
Series 2022-AFC2, Class A1, 5.33%,
08/25/57 ...................... 1,609 1,608,055
PRPM Trust
(b)
Series 2025-NQM1, Class A1, 5.80%,
11/25/69
(c)
..................... 4,106 4,149,648
Series 2025-NQM1, Class M1A, 6.64%,
11/25/69
(a)
..................... 1,878 1,906,506
Series 2025-NQM3, Class A1, 5.61%,
05/25/70
(c)
..................... 2,409 2,426,553
RCKT Mortgage Trust, Series 2024-CES8, Class
A1A, 5.49%, 11/25/44
(b) (c)
............. 339 341,328
Residential Mortgage Loan Trust, Series 2020-2,
Class M1, 3.57%, 05/25/60
(a) (b)
.......... 1,680 1,611,026
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(b) (c)
.......... 384 383,583
Spruce Hill Mortgage Loan Trust, Series 2022-
SH1, Class A3, 4.10%, 07/25/57
(b) (c)
...... 170 163,902
Stratton Mortgage Funding plc, Series 2024-3,
Class C, (Sterling Overnight Index Average at
0.00% Floor + 1.50%), 5.47%, 06/25/49
(a) (d)
. GBP 100 134,576
Structured Asset Securities Corp. Assistance
Loan Trust, Series 2003-AL1, Class A, 3.36%,
04/25/31
(b)
....................... USD 27 27,069
Together Asset-Backed Securitisation plc
(a)(d)
Series 2025-2ND1X, Class D, (Sterling
Overnight Index Average at 0.00% Floor +
1.95%), 5.93%, 09/12/56 ........... GBP 100 134,884
Series 2025-CRE1, Class B, (Sterling
Overnight Index Average at 0.00% Floor +
1.50%), 5.47%, 01/15/57 ........... 158 212,701
Series 2025-CRE1, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
1.80%), 5.77%, 01/15/57 ........... 100 136,072
Tower Bridge Funding plc
(a)(d)
Series 2024-3X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.37%, 12/20/66 ................. 100 134,895
Series 2024-3X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.87%, 12/20/66 ................. 100 135,109
Verus Securitization Trust
(b)
Series 2021-6, Class M1, 2.94%, 10/25/66
(a)
USD 165 124,113
Series 2021-8, Class A1, 1.82%, 11/25/66
(a)
. 761 704,241
Series 2025-2, Class M1, 6.12%, 03/25/70
(a)
4,000 4,031,926
Series 2025-5, Class A1, 5.43%, 06/25/70
(c)
. 1,736 1,748,654
Series 2025-6, Class A1, 5.42%, 07/25/70
(c)
. 3,988 4,018,827
Visio Trust, Series 2020-1, Class M1, 4.45%,
08/25/55
(a) (b)
...................... 2,000 1,943,766
Vista Point Securitization Trust, Series 2020-2,
Class A3, 2.50%, 04/25/65
(a) (b)
.......... 257 248,528
Winchester 1 plc
(a)(d)
Series 1, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 1.55%), 5.55%,
10/21/56 ...................... GBP 100 135,550
Series 1, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 2.00%), 6.00%,
10/21/56 ...................... 100 135,975
201,902,618
Commercial Mortgage-Backed Securities — 6.5%
1211 Avenue of the Americas Trust
(a)(b)
Series 2015-1211, Class C, 4.28%, 08/10/35 USD 100 93,500
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2015-1211, Class D, 4.28%, 08/10/35 USD 1,131 $ 1,023,555
1301 Trust, Series 2025-1301, Class A, 5.06%,
08/11/42
(a) (b)
...................... 395 400,083
1345T, Series 2025-AOA, Class A, (1-mo. CME
Term SOFR at 1.60% Floor + 1.60%), 5.75%,
06/15/42
(a) (b)
...................... 2,660 2,666,650
280 Park Avenue Mortgage Trust
(a)(b)
Series 2017-280P, Class A, (1-mo. CME Term
SOFR at 1.13% Floor + 1.18%), 5.33%,
09/15/34 ...................... 181 179,642
Series 2017-280P, Class B, (1-mo. CME Term
SOFR at 1.33% Floor + 1.38%), 5.53%,
09/15/34 ...................... 204 202,215
Series 2017-280P, Class D, (1-mo. CME Term
SOFR at 1.79% Floor + 1.84%), 6.05%,
09/15/34 ...................... 640 628,400
Alen Mortgage Trust, Series 2021-ACEN, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 5.42%, 04/15/34
(a) (b)
........... 231 223,781
Arbor Multifamily Mortgage Securities Trust
(b)
Series 2020-MF1, Class D, 1.75%, 05/15/53 1,080 905,384
Series 2020-MF1, Class E, 1.75%, 05/15/53 600 486,303
Series 2021-MF3, Class A5, 2.57%, 10/15/54 137 123,162
AREIT LLC, Series 2022-CRE7, Class A, (1-mo.
CME Term SOFR at 2.24% Floor + 2.24%),
6.38%, 06/17/39
(a) (b)
................. 351 351,316
ARES Commercial Mortgage Trust, Series 2024-
IND, Class A, (1-mo. CME Term SOFR at
1.69% Floor + 1.69%), 5.84%, 07/15/41
(a) (b)
. 3,630 3,639,075
ARES1, Series 2024-IND2, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%), 5.59%,
10/15/34
(a) (b)
...................... 2,590 2,591,619
Ashford Hospitality Trust, Series 2018-ASHF,
Class D, (1-mo. CME Term SOFR at 2.23%
Floor + 2.27%), 6.42%, 04/15/35
(a) (b)
...... 174 172,913
Atrium Hotel Portfolio Trust
(a)(b)
Series 2017-ATRM, Class D, (1-mo. CME
Term SOFR at 1.95% Floor + 2.25%),
6.40%, 12/15/36 ................. 2,736 2,602,620
Series 2024-ATRM, Class A, 5.59%, 11/10/29 1,420 1,447,302
Series 2025-ATRM, Class A, (1-mo. CME
Term SOFR at 1.65% Floor + 1.65%),
5.80%, 08/15/42 ................. 529 528,885
BAMLL Trust, Series 2024-BHP, Class A, (1-mo.
CME Term SOFR at 2.35% Floor + 2.35%),
6.50%, 08/15/39
(a) (b)
................. 1,190 1,193,132
BANK, Series 2021-BN35, Class C, 2.90%,
06/15/64
(a)
....................... 312 263,809
BAY Mortgage Trust, Series 2025-LIVN, Class
A, (1-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.95%, 05/15/35
(a) (b)
........... 3,058 3,065,965
Bayview Commercial Asset Trust
(a)(b)
Series 2005-3A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor and 10.80% Cap +
0.59%), 4.75%, 11/25/35 ............ 138 133,375
Series 2005-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.56%), 4.72%,
01/25/36 ...................... 939 890,002
Series 2006-4A, Class A1, (1-mo. CME Term
SOFR at 0.00% Floor + 0.46%), 4.62%,
12/25/36 ...................... 204 197,303
BBCMS Mortgage Trust
Series 2017-C1, Class B, 4.09%, 02/15/50 .. 2,000 1,874,988
Series 2018-TALL, Class A, (1-mo. CME Term
SOFR at 0.87% Floor + 0.92%), 5.07%,
03/15/37
(a) (b)
.................... 969 918,168

Schedule of Investments
(continued)
September 30, 2025
BlackRock Core Bond Portfolio
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2018-TALL, Class B, (1-mo. CME Term
SOFR at 1.12% Floor + 1.17%), 5.32%,
03/15/37
(a) (b)
.................... USD 280 $ 260,415
Series 2023-5C23, Class D, 7.70%,
12/15/56
(a) (b)
.................... 115 114,718
Series 2025-C35, Class A5, 5.59%, 07/15/58
(a)
1,880 1,983,358
Series 2025-C35, Class AS, 5.84%,
07/15/58
(a)
..................... 255 267,444
Series 2025-C35, Class B, 6.12%, 07/15/58
(a)
154 160,083
Series 2025-C35, Class D, 4.50%, 07/15/58
(b)
282 229,891
BBCMS Trust, Series 2015-SRCH, Class A1,
3.31%, 08/10/35
(b)
.................. 349 343,464
Benchmark Mortgage Trust, Series 2020-B21,
Class A5, 1.98%, 12/17/53 ............ 175 153,964
BFLD Commercial Mortgage Trust, Series 2024-
UNIV, Class A, (1-mo. CME Term SOFR at
1.49% Floor + 1.49%), 5.64%, 11/15/41
(a) (b)
. 730 731,597
BFLD Mortgage Trust, Series 2024-VICT, Class
A, (1-mo. CME Term SOFR at 1.89% Floor +
1.89%), 6.04%, 07/15/41
(a) (b)
........... 1,710 1,715,344
BFLD Trust, Series 2025-EWEST, Class A,
(1-mo. CME Term SOFR at 1.55% Floor +
1.55%), 5.70%, 06/15/42
(a) (b)
........... 1,977 1,985,259
BLP Commercial Mortgage Trust
(a)(b)
Series 2023-IND, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.84%,
03/15/40 ...................... 381 380,529
Series 2024-IND2, Class A, (1-mo. CME Term
SOFR at 1.34% Floor + 1.34%), 5.49%,
03/15/41 ...................... 256 256,664
BMP, Series 2024-MF23, Class A, (1-mo. CME
Term SOFR at 1.37% Floor + 1.37%), 5.52%,
06/15/41
(a) (b)
...................... 1,088 1,089,360
BPR Commercial Mortgage Trust, Series 2024-
PARK, Class A, 5.39%, 11/05/39
(a) (b)
...... 370 377,058
BPR Mortgage Trust, Series 2023-STON, Class
A, 7.50%, 12/05/39
(b)
................ 1,954 2,034,374
BPR Trust, Series 2024-PMDW, Class A, 5.36%,
11/05/41
(a) (b)
...................... 120 122,169
BSTN Commercial Mortgage Trust, Series 2025-
1C, Class A, 5.55%, 06/15/44
(a) (b)
........ 1,127 1,156,548
BWAY Mortgage Trust
(b)
Series 2013-1515, Class A2, 3.45%, 03/10/33 263 251,393
Series 2013-1515, Class C, 3.45%, 03/10/33 2,810 2,593,264
Series 2013-1515, Class E, 3.72%, 03/10/33 100 85,159
BWAY Trust, Series 2025-1535, Class A, 6.52%,
05/05/42
(a) (b)
...................... 173 179,344
BX Commercial Mortgage Trust
(b)
Series 2020-VIV2, Class C, 3.66%, 03/09/44
(a)
1,450 1,345,850
Series 2020-VIV3, Class B, 3.66%, 03/09/44
(a)
902 847,516
Series 2020-VIV4, Class A, 2.84%, 03/09/44 2,452 2,264,638
Series 2021-VIV5, Class A, 2.84%, 03/09/44
(a)
914 844,193
Series 2022-CSMO, Class B, (1-mo. CME
Term SOFR at 3.14% Floor + 3.14%),
7.29%, 06/15/27
(a)
................ 775 782,750
Series 2023-XL3, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 5.91%,
12/09/40
(a)
..................... 858 858,850
Series 2024-AIR2, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.64%,
10/15/41
(a)
..................... 1,976 1,978,998
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.84%,
08/15/39
(a)
..................... 3,118 3,123,375
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
7.03%, 10/15/41
(a)
................ USD 1,740 $ 1,749,244
Series 2024-BRBK, Class B, (1-mo. CME
Term SOFR at 3.93% Floor + 3.93%),
8.07%, 10/15/41
(a)
................ 423 423,524
Series 2024-BRBK, Class D, (1-mo. CME
Term SOFR at 5.97% Floor + 5.97%),
10.12%, 10/15/41
(a)
............... 651 651,806
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
5.44%, 12/15/39
(a)
................ 907 909,691
Series 2024-GPA3, Class B, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.79%, 12/15/39
(a)
................ 270 271,243
Series 2024-KING, Class A, (1-mo. CME Term
SOFR at 1.54% Floor + 1.54%), 5.69%,
05/15/34
(a)
..................... 859 858,964
Series 2024-MDHS, Class A, (1-mo. CME
Term SOFR at 1.64% Floor + 1.64%),
5.79%, 05/15/41
(a)
................ 3,327 3,330,975
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.59%,
02/15/39
(a)
..................... 186 186,062
Series 2024-PALM, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.69%, 06/15/37
(a)
................ 2,654 2,658,282
Series 2024-PURE, Class A, (CAONREPO at
1.90% Floor + 1.90%), 4.70%, 11/15/41
(a)
CAD 257 186,439
Series 2024-XL5, Class A, (1-mo. CME Term
SOFR at 1.39% Floor + 1.39%), 5.54%,
03/15/41
(a)
..................... USD 70 70,495
Series 2025-BCAT, Class A, (1-mo. CME Term
SOFR at 1.38% Floor + 1.38%), 5.53%,
08/15/42
(a)
..................... 796 797,081
Series 2025-BCAT, Class B, (1-mo. CME Term
SOFR at 1.55% Floor + 1.55%), 5.70%,
08/15/42
(a)
..................... 209 209,037
Series 2025-BCAT, Class C, (1-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
6.05%, 08/15/42
(a)
................ 168 168,119
Series 2025-SPOT, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.59%, 04/15/40
(a)
................ 1,158 1,160,235
BX Trust
(a)(b)
Series 2019-OC11, Class D, 4.08%, 12/09/41 1,832 1,732,608
Series 2021-ARIA, Class A, (1-mo. CME Term
SOFR at 0.90% Floor + 1.01%), 5.16%,
10/15/36 ...................... 81 80,924
Series 2021-LBA, Class AJV, (1-mo. CME
Term SOFR at 0.80% Floor + 0.91%),
5.06%, 02/15/36 ................. 519 518,998
Series 2021-LBA, Class AV, (1-mo. CME Term
SOFR at 0.80% Floor + 0.91%), 5.07%,
02/15/36 ...................... 192 192,047
Series 2021-VIEW, Class D, (1-mo. CME
Term SOFR at 2.90% Floor + 3.01%),
7.16%, 06/15/36 ................. 2,110 2,108,714
Series 2022-LBA6, Class D, (1-mo. CME Term
SOFR at 2.00% Floor + 2.00%), 6.15%,
01/15/39 ...................... 530 529,338
Series 2022-VAMF, Class B, (1-mo. CME
Term SOFR at 1.28% Floor + 1.28%),
5.43%, 01/15/39 ................. 133 132,792

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Core Bond Portfolio
24
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2023-DELC, Class D, (1-mo. CME
Term SOFR at 4.39% Floor + 4.39%),
8.54%, 05/15/38 ................. USD 100 $ 100,875
Series 2024-CNYN, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.59%, 04/15/41 ................. 897 899,592
Series 2024-CNYN, Class D, (1-mo. CME
Term SOFR at 2.69% Floor + 2.69%),
6.84%, 04/15/41 ................. 346 347,018
Series 2024-PAT, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 6.24%,
03/15/41 ...................... 750 750,234
Series 2024-PAT, Class C, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 8.59%,
03/15/41 ...................... 1,603 1,609,022
Series 2024-PAT, Class D, (1-mo. CME Term
SOFR at 5.39% Floor + 5.39%), 9.54%,
03/15/41 ...................... 769 774,132
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.64%,
06/15/41 ...................... 3,639 3,641,274
Series 2025-LIFE, Class A, 5.88%, 06/13/47 1,863 1,918,725
Series 2025-LUNR, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%),
5.65%, 06/15/40 ................. 219 219,239
Series 2025-VLT6, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.59%,
03/15/42 ...................... 4,767 4,765,489
BXP Trust
(a)(b)
Series 2017-CC, Class D, 3.55%, 08/13/37 . 210 175,678
Series 2017-GM, Class D, 3.54%, 06/13/39 . 140 134,786
Series 2021-601L, Class D, 2.78%, 01/15/44 758 616,932
Cali, Series 2024-SUN, Class A, (1-mo. CME
Term SOFR at 1.89% Floor + 1.89%), 6.11%,
07/15/41
(a) (b)
...................... 1,370 1,372,997
Cassia SRL, Series 2022-1A, Class A, (3-mo.
EURIBOR at 2.50% Floor + 2.50%), 4.53%,
05/22/34
(a) (b)
...................... EUR 1,394 1,638,246
CD Mortgage Trust
Series 2017-CD3, Class A4, 3.63%, 02/10/50 USD 280 271,799
Series 2017-CD5, Class B, 3.96%, 08/15/50
(a)
446 430,804
Series 2017-CD6, Class B, 3.91%, 11/13/50
(a)
121 115,441
CENT, Series 2025-CITY, Class A, 5.09%,
07/10/40
(a) (b)
...................... 1,160 1,173,120
CFCRE Commercial Mortgage Trust
Series 2016-C3, Class A3, 3.87%, 01/10/48 . 97 97,042
Series 2017-C8, Class B, 4.20%, 06/15/50
(a)
667 642,007
Citigroup Commercial Mortgage Trust, Series
2015-P1, Class D, 3.23%, 09/15/48
(b)
..... 110 105,882
COAST Commercial Mortgage Trust
(a)(b)
Series 2023-2HTL, Class A, (1-mo. CME Term
SOFR at 2.59% Floor + 2.59%), 6.74%,
08/15/36 ...................... 1,081 1,081,495
Series 2023-2HTL, Class D, (1-mo. CME Term
SOFR at 4.44% Floor + 4.44%), 8.59%,
08/15/36 ...................... 935 928,708
Commercial Mortgage Trust
(a)
Series 2015-CR24, Class B, 4.36%, 08/10/48 144 143,349
Series 2015-LC19, Class B, 3.83%, 02/10/48 69 67,470
Series 2016-667M, Class D, 3.18%,
10/10/36
(b)
..................... 218 161,488
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
5.99%, 06/15/41
(b)
................ 2,160 2,153,925
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-WCL1, Class B, (1-mo. CME
Term SOFR at 2.59% Floor + 2.59%),
6.74%, 06/15/41
(b)
................ USD 635 $ 636,786
CONE Trust, Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.79%, 08/15/41
(a) (b)
................. 1,350 1,348,930
CRSO Trust,   7.12%, 07/10/28
(b)
.......... 458 477,202
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class D, 3.93%, 11/15/48
(a)
1,270 1,243,677
Series 2016-C5, Class B, 4.46%, 11/15/48
(a)
. 510 508,190
Series 2016-C5, Class C, 4.74%, 11/15/48
(a)
710 703,148
Series 2018-CX12, Class C, 4.88%,
08/15/51
(a)
..................... 268 246,503
Series 2019-C18, Class D, 2.50%, 12/15/52
(b)
2,849 2,340,632
CSMC Trust
(b)
Series 2017-CALI, Class C, 3.90%, 11/10/32
(a)
370 110,075
Series 2017-TIME, Class A, 3.65%, 11/13/39 230 217,227
Series 2021-BHAR, Class B, (1-mo. CME
Term SOFR at 1.50% Floor + 1.61%),
5.77%, 11/15/38
(a)
................ 465 460,641
CSTL Commercial Mortgage Trust, Series 2024-
GATE, Class A, 4.92%, 11/10/41
(a) (b)
...... 1,660 1,667,068
DBGS, Series 2024-SBL, Class A, (1-mo. CME
Term SOFR at 1.88% Floor + 1.88%), 6.03%,
08/15/34
(a) (b)
...................... 2,630 2,638,219
DBGS Mortgage Trust, Series 2018-5BP, Class
B, (1-mo. CME Term SOFR at 0.83% Floor +
1.08%), 5.23%, 06/15/33
(a) (b)
........... 610 561,200
DBJPM Mortgage Trust, Series 2016-C1, Class
A4, 3.28%, 05/10/49 ................ 240 237,849
DBWF Mortgage Trust, Series 2024-LCRS, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.89%, 04/15/37
(a) (b)
........... 139 139,043
DC Trust, Series 2024-HLTN, Class A, 5.93%,
04/13/40
(a) (b)
...................... 170 171,858
DK Trust
(a)(b)
Series 2024-SPBX, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%),
5.65%, 03/15/34 ................. 970 972,425
Series 2025-LXP, Class A, (1-mo. CME Term
SOFR at 1.59% Floor + 1.59%), 5.74%,
08/15/37 ...................... 313 313,000
Series 2025-LXP, Class D, (1-mo. CME Term
SOFR at 2.89% Floor + 2.89%), 7.04%,
08/15/37 ...................... 190 190,238
Durst Commercial Mortgage Trust
(a)(b)
Series 2025-151, Class A, 5.32%, 08/10/42 . 346 352,408
Series 2025-151, Class D, 7.02%, 08/10/42 . 662 679,991
ELM Trust
(a)(b)
Series 2024-ELM, Class A10, 5.99%,
06/10/39 ...................... 960 969,806
Series 2024-ELM, Class A15, 5.99%,
06/10/39 ...................... 960 966,003
EQT Trust, Series 2024-EXTR, Class A, 5.33%,
07/05/41
(a) (b)
...................... 3,470 3,549,329
Extended Stay America Trust
(a)(b)
Series 2021-ESH, Class B, (1-mo. CME Term
SOFR at 1.38% Floor + 1.49%), 5.64%,
07/15/38 ...................... 2,184 2,184,085
Series 2021-ESH, Class D, (1-mo. CME Term
SOFR at 2.25% Floor + 2.36%), 6.51%,
07/15/38 ...................... 1,111 1,111,438
Fashion Show Mall LLC, Series 2024-SHOW,
Class A, 5.27%, 10/10/41
(a) (b)
........... 520 527,068

Schedule of Investments
(continued)
September 30, 2025
BlackRock Core Bond Portfolio
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Fontainebleau Miami Beach Mortgage Trust,
Series 2024-FBLU, Class A, (1-mo. CME
Term SOFR at 1.45% Floor + 1.45%), 5.60%,
12/15/39
(a) (b)
...................... USD 627 $ 627,196
Great Wolf Trust
(a)(b)
Series 2024-WLF2, Class A, (1-mo. CME
Term SOFR + 1.69%), 5.84%, 05/15/41 .. 3,764 3,771,058
Series 2024-WOLF, Class A, (1-mo. CME
Term SOFR at 1.54% Floor + 1.54%),
5.69%, 03/15/39 ................. 624 625,170
GS Mortgage Securities Corp. Trust
(b)
Series 2017-GPTX, Class A, 2.86%, 05/10/34 484 425,407
Series 2021-DM, Class A, (1-mo. CME Term
SOFR at 0.89% Floor + 1.00%), 5.15%,
11/15/36
(a)
..................... 609 608,620
Series 2023-FUN, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 6.24%,
03/15/28
(a)
..................... 3,235 3,248,142
GS Mortgage Securities Trust, Series 2019-
GSA1, Class C, 3.93%, 11/10/52
(a)
....... 60 54,756
GSAT Trust, Series 2025-BMF, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.65%, 07/15/40
(a) (b)
................. 338 337,981
HIH Trust
(a)(b)
Series 2024-61P, Class A, (1-mo. CME Term
SOFR at 1.84% Floor + 1.84%), 5.99%,
10/15/41 ...................... 660 662,389
Series 2024-61P, Class D, (1-mo. CME Term
SOFR at 3.64% Floor + 3.64%), 7.79%,
10/15/41 ...................... 246 247,314
HILT Commercial Mortgage Trust
(a)(b)
Series 2024-ORL, Class A, (1-mo. CME Term
SOFR at 1.54% Floor + 1.54%), 5.69%,
05/15/37 ...................... 1,535 1,537,398
Series 2024-ORL, Class D, (1-mo. CME Term
SOFR at 3.19% Floor + 3.19%), 7.34%,
05/15/37 ...................... 1,180 1,179,263
HLTN Commercial Mortgage Trust, Series 2024-
DPLO, Class A, (1-mo. CME Term SOFR at
1.64% Floor + 1.64%), 5.79%, 06/15/41
(a) (b)
. 640 641,000
HMH Trust, Series 2017-NSS, Class A, 3.06%,
07/05/31
(b)
....................... 1,150 966,000
Houston Galleria Mall Trust, Series 2025-HGLR,
Class A, 5.46%, 02/05/45
(a) (b)
........... 100 103,399
HTL Commercial Mortgage Trust, Series 2024-
T53, Class A, 6.07%, 05/10/39
(a) (b)
....... 370 375,284
ILPT Commercial Mortgage Trust, Series 2025-
LPF2, Class A, 5.47%, 07/13/42
(a) (b)
...... 2,027 2,063,510
INV Mortgage Trust, Series 2024-IND, Class A,
(1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.89%, 11/15/41
(a) (b)
........... 960 952,800
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(b)
Series 2016-NINE, Class B, 2.85%,
09/06/38
(a)
..................... 644 632,122
Series 2018-AON, Class A, 4.13%, 07/05/31 413 377,967
Series 2018-PHH, Class A, (1-mo. CME Term
SOFR at 2.41% Floor + 1.26%), 5.41%,
06/15/35
(a)
..................... 899 769,275
Series 2021-MHC, Class A, (1-mo. CME Term
SOFR at 0.80% Floor + 1.16%), 5.32%,
04/15/38
(a)
..................... 80 79,642
Series 2021-MHC, Class D, (1-mo. CME Term
SOFR at 1.70% Floor + 2.06%), 6.22%,
04/15/38
(a)
..................... 1,550 1,551,453
Series 2022-OPO, Class D, 3.45%, 01/05/39
(a)
564 456,918
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2024-IGLG, Class A, 5.35%, 11/09/39
(a)
USD 1,600 $ 1,615,531
Series 2024-IGLG, Class D, 6.70%,
11/09/39
(a)
..................... 450 450,391
Series 2024-OMNI, Class A, 5.80%,
10/05/39
(a)
..................... 2,330 2,376,824
Series 2025-BHR5, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
5.84%, 03/15/40
(a)
................ 1,403 1,402,532
JPMBB Commercial Mortgage Securities
Trust, Series 2015-C33, Class D1, 4.31%,
12/15/48
(a) (b)
...................... 233 212,542
JPMCC Commercial Mortgage Securities
Trust, Series 2019-COR5, Class A3, 3.12%,
06/13/52 ........................ 390 374,906
JPMDB Commercial Mortgage Securities Trust,
Series 2018-C8, Class AS, 4.42%, 06/15/51 . 40 39,397
JW Commercial Mortgage Trust
(a)(b)
Series 2024-MRCO, Class A, (1-mo. CME
Term SOFR at 1.62% Floor + 1.62%),
5.77%, 06/15/39 ................. 1,451 1,455,528
Series 2024-MRCO, Class D, (1-mo. CME
Term SOFR at 3.19% Floor + 3.19%),
7.34%, 06/15/39 ................. 577 580,868
KSL Commercial Mortgage Trust, Series 2024-
HT2, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.69%, 12/15/39
(a) (b)
. 1,432 1,431,364
KSL Trust,   (1-mo. CME Term SOFR + 1.89%),
6.04%, 06/15/30
(a) (b)
................. 1,313 1,311,477
Lagarino European Loan Conduit No. 40 DAC
(a)(d)
Series 40X, Class B, (3-mo. EURIBOR at
0.00% Floor + 2.15%), 4.17%, 06/22/37 . EUR 693 814,252
Series 40X, Class C, (3-mo. EURIBOR at
0.00% Floor + 2.65%), 4.67%, 06/22/37 . 453 532,387
Series 40X, Class D, (3-mo. EURIBOR at
0.00% Floor + 3.55%), 5.52%, 06/22/37 . 1,250 1,468,610
Last Mile Securities PE DAC, Series 2021-1X,
Class D, (3-mo. EURIBOR at 2.35% Floor +
2.35%), 4.38%, 08/17/31
(a) (d)
........... 873 1,025,330
LBA Trust
(a)(b)
Series 2024-7IND, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.59%,
10/15/41 ...................... USD 603 603,810
Series 2024-7IND, Class D, (1-mo. CME Term
SOFR at 2.64% Floor + 2.64%), 6.79%,
10/15/41 ...................... 154 154,397
Series 2024-BOLT, Class A, (1-mo. CME Term
SOFR at 1.59% Floor + 1.59%), 5.74%,
06/15/39 ...................... 2,540 2,543,175
LoanCore 2025 Issuer LLC, Series 2025-CRE8,
Class A, (1-mo. CME Term SOFR at 1.39%
Floor + 1.39%), 5.53%, 08/17/42
(a) (b)
...... 313 313,580
LUX Trust, Series 2023-LION, Class A, (1-mo.
CME Term SOFR at 2.69% Floor + 2.69%),
6.84%, 08/15/40
(a) (b)
................. 462 467,056
MCR Mortgage Trust
(b)
Series 2024-HF1, Class A, (1-mo. CME Term
SOFR at 1.79% Floor + 1.79%), 5.94%,
12/15/41
(a)
..................... 757 760,076
Series 2024-HTL, Class A, (1-mo. CME Term
SOFR at 1.76% Floor + 1.76%), 5.91%,
02/15/37
(a)
..................... 81 80,569
Series 2024-TWA, Class A, 5.92%, 06/12/39 710 720,128
MIRA Trust, Series 2023-MILE, Class A, 6.75%,
06/10/38
(b)
....................... 694 722,682
Morgan Stanley Capital I Trust
Series 2017-H1, Class B, 4.08%, 06/15/50 .. 3,302 3,190,136

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Core Bond Portfolio
26
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2018-MP, Class A, 4.42%, 07/11/40
(a) (b)
USD 3,761 $ 3,567,679
Series 2019-H6, Class D, 3.00%, 06/15/52
(b)
137 110,801
Series 2024-NSTB, Class A, 3.90%,
09/24/57
(a) (b)
.................... 3,114 3,062,706
Natixis Commercial Mortgage Securities Trust
(b)
Series 2018-SOX, Class A, 4.40%, 06/17/38 886 873,289
Series 2019-LVL, Class D, 4.44%, 08/15/38 . 310 282,813
NCMF Trust, Series 2025-MFS, Class A, 5.05%,
06/10/33
(a) (b)
...................... 1,129 1,131,459
NJ Trust, Series 2023-GSP, Class A, 6.70%,
01/06/29
(a) (b)
...................... 490 514,289
NY Commercial Mortgage Trust, Series 2025-
299P, Class B, 6.13%, 02/10/47
(a) (b)
....... 176 183,025
NYC Trust, Series 2024-3ELV, Class A, (1-mo.
CME Term SOFR at 1.99% Floor + 1.99%),
6.14%, 08/15/29
(a) (b)
................. 1,256 1,261,952
One Bryant Park Trust, Series 2019-OBP, Class
A, 2.52%, 09/15/54
(b)
................ 324 298,399
One New York Plaza Trust, Series 2020-1NYP,
Class A, (1-mo. CME Term SOFR at 0.95%
Floor + 1.06%), 5.22%, 01/15/36
(a) (b)
...... 370 364,086
ONNI Commerical Mortgage Trust, Series 2024-
APT, Class A, 5.75%, 07/15/39
(a) (b)
....... 158 161,638
OPEN Trust, Series 2023-AIR, Class A, (1-mo.
CME Term SOFR at 3.09% Floor + 3.09%),
7.24%, 11/15/40
(a) (b)
................. 206 205,946
ORL Trust, Series 2024-GLKS, Class A, (1-mo.
CME Term SOFR at 1.49% Floor + 1.49%),
5.64%, 12/15/39
(a) (b)
................. 810 810,253
PENN Commercial Mortgage Trust, Series 2025-
P11, Class A, 5.52%, 08/10/42
(a) (b)
........ 238 242,225
PGA Trust, Series 2024-RSR2, Class A, (1-mo.
CME Term SOFR at 1.89% Floor + 1.89%),
6.04%, 06/15/39
(a) (b)
................. 2,169 2,169,000
PRM5 Trust, Series 2025-PRM5, Class D,
5.81%, 03/10/33
(a) (b)
................. 383 381,747
ROCK Trust, Series 2024-CNTR, Class A,
5.39%, 11/13/41
(b)
.................. 167 171,788
Sage AR Funding
(a)(d)
Series 2025-1X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.40%),
6.39%, 05/17/37 ................. GBP 319 428,584
Series 2025-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 3.90%),
7.89%, 05/17/37 ................. 275 369,598
SCG Commercial Mortgage Trust
(a)(b)
Series 2025-DLFN, Class D, (1-mo. CME
Term SOFR at 2.15% Floor + 2.15%),
6.30%, 03/15/35 ................. USD 101 100,748
Series 2025-FLWR, Class A, (1-mo. CME
Term SOFR at 1.25% Floor + 1.25%),
5.40%, 08/15/42 ................. 346 346,324
SCG Mortgage Trust, Series 2024-MSP, Class
A, (1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.89%, 04/15/41
(a) (b)
........... 571 571,357
SDAL Trust, Series 2025-DAL, Class A, (1-mo.
CME Term SOFR at 2.44% Floor + 2.44%),
6.59%, 04/15/42
(a) (b)
................. 380 383,193
SELF Commercial Mortgage Trust, Series 2024-
STRG, Class A, (1-mo. CME Term SOFR at
1.54% Floor + 1.54%), 5.69%, 11/15/34
(a) (b)
. 650 648,781
SG Commercial Mortgage Securities Trust,
Series 2019-PREZ, Class D, 3.59%,
09/15/39
(a) (b)
...................... 460 407,652
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
SHR Trust
(a)(b)
Series 2024-LXRY, Class A, (1-mo. CME Term
SOFR at 1.95% Floor + 1.95%), 6.10%,
10/15/41 ...................... USD 1,888 $ 1,890,360
Series 2024-LXRY, Class D, (1-mo. CME
Term SOFR at 3.60% Floor + 3.60%),
7.75%, 10/15/41 ................. 358 360,555
SLG Office Trust, Series 2021-OVA, Class A,
2.59%, 07/15/41
(b)
.................. 3,510 3,119,821
Taurus UK DAC
(a)
Series 2021-UK4A, Class D, (Sterling
Overnight Index Average at 2.10% Floor +
2.10%), 6.09%, 08/17/31
(b)
.......... GBP 499 670,766
Series 2025-UK2X, Class B, (Sterling
Overnight Index Average at 0.00% Floor +
2.00%), 5.99%, 02/18/35
(d)
.......... 356 479,750
Series 2025-UK2X, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
2.50%), 6.49%, 02/18/35
(d)
.......... 441 595,329
Series 2025-UK2X, Class D, (Sterling
Overnight Index Average at 0.00% Floor +
3.20%), 7.19%, 02/18/35
(d)
.......... 951 1,285,376
Series 2025-UK4, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
5.59%, 08/18/35
(d)
................ 100 134,557
Series 2025-UK4, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.95%),
5.94%, 08/18/35
(d)
................ 155 208,564
TCO Commercial Mortgage Trust, Series 2024-
DPM, Class D, (1-mo. CME Term SOFR at
2.74% Floor + 2.74%), 6.89%, 12/15/39
(a) (b)
. USD 203 203,761
THPT Mortgage Trust, Series 2023-THL, Class A,
7.23%, 12/10/34
(a) (b)
................. 298 302,360
Thunder Logistics DAC
(a)(d)
Series 2024-1X, Class B, (3-mo. EURIBOR at
0.00% Floor + 2.05%), 4.09%, 11/17/36 . EUR 93 109,139
Series 2024-1X, Class C, (3-mo. EURIBOR at
0.00% Floor + 2.55%), 4.59%, 11/17/36 . 72 83,911
TYSN Mortgage Trust, Series 2023-CRNR, Class
A, 6.80%, 12/10/33
(a) (b)
............... USD 460 485,689
UBS Commercial Mortgage Trust, Series 2018-
C12, Class B, 4.79%, 08/15/51
(a)
........ 1,160 1,097,851
UK Logistics DAC
(a)(d)
Series 2024-1X, Class A, (Sterling Overnight
Index Average at 1.65% Floor + 1.65%),
5.64%, 05/17/34 ................. GBP 230 310,099
Series 2024-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.10%),
6.08%, 02/17/35 ................. 117 157,817
Series 2024-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 3.10%),
7.09%, 02/17/35 ................. 269 363,029
Series 2025-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 4.00%),
7.99%, 05/17/35 ................. 1,070 1,445,549
VEGAS, Series 2024-GCS, Class C, 6.42%,
07/10/36
(a) (b)
...................... USD 1,440 1,449,398
VEGAS Trust
(b)
Series 2024-GCS, Class D, 6.42%, 07/10/36
(a)
3,250 3,215,005
Series 2024-TI, Class A, 5.52%, 11/10/39 .. 490 497,300
VNDO Trust, Series 2016-350P, Class D, 4.03%,
01/10/35
(a) (b)
...................... 710 695,433
Wells Fargo Commercial Mortgage Trust
Series 2016-C32, Class A3FL, (1-mo. CME
Term SOFR at 1.42% Floor + 1.53%),
5.68%, 01/15/59
(a)
................ 44 43,584

Schedule of Investments
(continued)
September 30, 2025
BlackRock Core Bond Portfolio
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2016-C34, Class A3FL, (1-mo. CME
Term SOFR at 1.12% Floor + 1.15%),
5.30%, 06/15/49
(a) (b)
............... USD 390 $ 388,754
Series 2018-1745, Class A, 3.87%,
06/15/36
(a) (b)
.................... 110 101,274
Series 2018-C46, Class B, 4.63%, 08/15/51 . 429 412,529
Series 2019-C49, Class B, 4.55%, 03/15/52 . 1,688 1,645,638
Series 2019-C49, Class D, 3.00%, 03/15/52
(b)
103 89,723
Series 2019-C50, Class B, 4.19%, 05/15/52 . 2,639 2,474,826
Series 2021-FCMT, Class D, (1-mo. CME
Term SOFR at 3.50% Floor + 3.61%),
7.77%, 05/15/31
(a) (b)
............... 1,890 1,885,425
Series 2024-1CHI, Class A, 5.48%,
07/15/35
(a) (b)
.................... 577 582,283
Series 2024-BPRC, Class B, 6.22%,
07/15/43
(b)
..................... 1,759 1,813,869
Series 2024-BPRC, Class C, 6.43%,
07/15/43
(b)
..................... 1,120 1,130,382
Series 2024-BPRC, Class D, 7.08%,
07/15/43
(b)
..................... 480 483,501
WEST Trust, Series 2025-ROSE, Class A,
5.45%, 04/10/35
(a) (b)
................. 438 444,386
WHARF Commercial Mortgage Trust, Series
2025-DC, Class A, 5.53%, 07/15/40
(a) (b)
.... 913 936,347
WMRK Commercial Mortgage Trust
(a)(b)
Series 2022-WMRK, Class A, (1-mo. CME
Term SOFR at 2.79% Floor + 2.79%),
6.94%, 11/15/27 ................. 1,218 1,221,049
Series 2022-WMRK, Class B, (1-mo. CME
Term SOFR at 3.44% Floor + 3.44%),
7.59%, 11/15/27 ................. 1,015 1,017,541
225,931,616
Interest Only Commercial Mortgage-Backed Securities — 0.2%
245 Park Avenue Trust, Series 2017-245P, Class
XA, 0.27%, 06/05/37
(a) (b)
.............. 11,000 28,585
BANK
(a)
Series 2019-BN20, Class XB, 0.46%,
09/15/62 ...................... 8,371 111,949
Series 2021-BN33, Class XA, 1.15%,
05/15/64 ...................... 12,150 480,568
Series 2021-BN33, Class XB, 0.59%,
05/15/64 ...................... 81,230 1,980,891
Bank of America Merrill Lynch Commercial
Mortgage Trust, Series 2017-BNK3, Class XB,
0.73%, 02/15/50
(a)
.................. 4,185 27,133
BBCMS Trust, Series 2015-SRCH, Class XA,
0.83%, 08/10/35
(a) (b)
................. 6,162 69,356
Benchmark Mortgage Trust
(a)
Series 2019-B9, Class XA, 1.17%, 03/15/52 . 2,780 74,872
Series 2020-B17, Class XB, 0.62%, 03/15/53 1,560 28,368
Series 2021-B23, Class XA, 1.36%, 02/15/54 5,690 270,776
Series 2021-B24, Class XA, 1.25%, 03/15/54 19,218 769,865
BMO Mortgage Trust, Series 2023-C5, Class XA,
0.94%, 06/15/56
(a)
.................. 5,766 235,191
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class XB, 0.87%, 05/10/58
(a)
.... 2,030 3,590
Citigroup Commercial Mortgage Trust, Series
2020-420K, Class X, 0.91%, 11/10/42
(a) (b)
... 10,100 359,472
Commercial Mortgage Trust, Series 2018-COR3,
Class XD, 1.75%, 05/10/51
(a) (b)
.......... 770 29,539
CSAIL Commercial Mortgage Trust
(a)
Series 2017-CX10, Class XB, 0.32%,
11/15/50 ...................... 3,170 16,781
Series 2019-C16, Class XA, 1.69%, 06/15/52 6,491 295,033
Series 2019-C17, Class XA, 1.46%, 09/15/52 1,832 70,743
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Series 2019-C17, Class XB, 0.67%, 09/15/52 USD 4,040 $ 72,320
DBGS Mortgage Trust, Series 2019-1735, Class
X, 0.43%, 04/10/37
(a) (b)
............... 5,975 57,721
DBJPM Mortgage Trust, Series 2017-C6, Class
XD, 1.00%, 06/10/50
(a) (b)
.............. 3,040 43,359
ELM Trust
(a)(b)
Series 2024-ELM, Class XP10, 0.24%,
06/10/39 ...................... 10,185 15,822
Series 2024-ELM, Class XP15, 1.61%,
06/10/39 ...................... 9,225 95,222
GS Mortgage Securities Trust
(a)
Series 2019-GSA1, Class XA, 0.93%,
11/10/52 ...................... 5,109 137,778
Series 2020-GSA2, Class XA, 1.77%,
12/12/53
(b)
..................... 3,846 248,050
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)
Series 2013-LC11, Class XB, 0.61%, 04/15/46 2,692 7,347
Series 2016-JP3, Class XC, 0.75%,
08/15/49
(b)
..................... 4,330 21,273
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C22, Class XA, 0.55%,
09/15/47
(a)
....................... 51 1
JPMDB Commercial Mortgage Securities
Trust, Series 2016-C4, Class XC, 0.75%,
12/15/49
(a) (b)
...................... 1,800 11,227
Ladder Capital Commercial Mortgage Mortgage
Trust, Series 2013-GCP, Class XA, 1.30%,
02/15/36
(a) (b)
...................... 2,627 60,841
MCR Mortgage Trust, Series 2024-TWA, Class
XA, 0.92%, 06/12/39
(b)
............... 3,312 34,270
Morgan Stanley Capital I Trust
(a)
Series 2017-H1, Class XD, 2.29%, 06/15/50
(b)
3,030 97,041
Series 2019-H6, Class XB, 0.86%, 06/15/52 . 5,210 121,874
Series 2019-L2, Class XA, 1.16%, 03/15/52 . 1,853 51,968
MSWF Commercial Mortgage Trust, Series 2023-
2, Class XA, 1.14%, 12/15/56
(a)
......... 11,484 657,539
Olympic Tower Mortgage Trust, Series 2017-OT,
Class XA, 0.51%, 05/10/39
(a) (b)
.......... 10,700 49,494
One Market Plaza Trust
(a)(b)
Series 2017-1MKT, Class XCP, 0.00%,
02/10/32 ...................... 14,166 44,462
Series 2017-1MKT, Class XNCP, 0.22%,
02/10/32 ...................... 2,833 7,470
UBS Commercial Mortgage Trust
(a)
Series 2019-C17, Class XA, 1.58%, 10/15/52 3,831 180,916
Series 2019-C18, Class XA, 1.11%, 12/15/52 6,702 197,690
Wells Fargo Commercial Mortgage Trust
(a)
Series 2016-BNK1, Class XD, 1.37%,
08/15/49
(b)
..................... 1,180 12,162
Series 2019-C50, Class XA, 1.57%, 05/15/52 11,271 421,379
Series 2024-BPRC, Class X, 0.31%,
07/15/43
(b)
..................... 13,882 119,939
7,619,877
Total Non-Agency Mortgage-Backed Securities — 12 .6%
(Cost: $ 438,833,962 ) .............................. 435,454,111

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Core Bond Portfolio
28
(Percentages shown are based on Net Assets)
Security
Beneficial Interest
(000) Value
Other Interests
(h)
Capital Markets — 0.0%
(e)(i)(j)
Lehman Brothers Holdings, Inc. ........... USD 14,400 $ 2
Lehman Brothers Holdings, Inc., Capital Trust VII 1,630 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... 2
Par (000)
Par (000)
U.S. Government Sponsored Agency Securities
Agency Obligations — 0.0%
Federal National Mortgage Association ,
6.63% , 11/15/30 ................... 1,500 1,695,395
Collateralized Mortgage Obligations — 1.0%
Federal Home Loan Mortgage Corp. , Series
2996 , Class MK , 5.50% , 06/15/35 ........ 1 1,177
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(a)
Series 5513 , Class FD , (SOFR 30 day
Average at 1.35% Floor and 6.50% Cap +
1.35%), 5.71% , 01/25/55 ........... 10,586 10,652,155
Series 5516 , Class FC , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.76% , 03/25/55 ........... 25,306 25,497,184
Federal National Mortgage Association , Series
2005-29 , Class WB , 4.75% , 04/25/35 ..... 3 2,639
36,153,155
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates , Series
KJ48 , Class A2 , 5.03% , 10/25/31 ........ 476 490,277
Federal Home Loan Mortgage Corp. Variable
Rate Notes , Series 2018-K80 , Class B ,
4.38% , 08/25/50
(a) (b)
................. 235 230,436
Federal National Mortgage Association ACES
Variable Rate Notes , Series 2006-M2 , Class
A2A , 5.27% , 10/25/32
(a)
.............. 450 451,138
Federal National Mortgage Association Variable
Rate Notes , Series 2024-P015 , Class A1 ,
4.45% , 11/25/32
(a)
.................. 418 417,228
Government National Mortgage Association
Series 2025-88 , Class AT , 5.00% , 06/16/58 . 445 444,554
Series 2025-126 , Class AD , 5.00% , 05/16/65 385 383,551
Series 2025-128 , Class AD , 5.00% , 10/16/56 897 898,141
Series 2025-128 , Class AG , 4.75% , 07/16/66 891 870,981
Series 2025-129 , Class AB , 4.75% , 09/16/54 283 280,923
Series 2025-130 , Class AL , 4.75% , 08/16/56 283 280,830
Government National Mortgage Association
Variable Rate Notes
(a)
Series 2023-50 , Class AC , 3.25% , 09/16/63 . 224 202,337
Series 2023-118 , Class BA , 3.75% , 05/16/65 281 257,509
5,207,905
Interest Only Collateralized Mortgage Obligations — 0.1%
Government National Mortgage Association
Series 2021-58 , Class IY , 3.00% , 02/20/51 .. 2,156 354,872
Series 2021-78 , Class IP , 3.00% , 05/20/51 .. 2,252 392,559
Series 2021-83 , Class PI , 3.00% , 05/20/51 . 1,707 298,107
Series 2021-97 , Class LI , 3.00% , 08/20/50 .. 2,526 428,589
Series 2022-78 , Class D , 3.00% , 08/20/51 .. 1,058 179,609
Series 2022-85 , Class IK , 3.00% , 05/20/51 . 1,429 242,424
1,896,160
Security
Par (000)
Par (000) Value
Interest Only Commercial Mortgage-Backed Securities — 0.1%
(a)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates Variable
Rate Notes
Series K120 , Class X1 , 1.12% , 10/25/30 ... USD 40,395 $ 1,679,491
Series K121 , Class X1 , 1.11% , 10/25/30 ... 3,010 123,334
Series KL05 , Class X1P , 1.02% , 06/25/29 .. 13,486 405,296
Series KL06 , Class XFX , 1.46% , 12/25/29 .. 1,459 69,455
Series KW09 , Class X1 , 0.92% , 05/25/29 .. 9,055 185,103
Government National Mortgage Association
Variable Rate Notes
Series 2013-30 , 0.53% , 09/16/53 ........ 546 7,890
Series 2016-96 , 0.77% , 12/16/57 ........ 712 26,794
2,497,363
Mortgage-Backed Securities — 40.0%
Federal Home Loan Mortgage Corp.
2.50% , 01/01/29 - 04/01/31 ............ 1,529 1,483,456
3.00% , 09/01/27 - 12/01/46 ............ 2,222 2,106,712
3.50% , 04/01/42 - 01/01/48 ............ 2,986 2,817,557
4.00% , 08/01/40 - 12/01/45 ............ 1,143 1,114,718
4.50% , 02/01/39 - 04/01/49 ............ 9,455 9,373,624
5.00% , 07/01/35 - 11/01/48 ............ 1,308 1,333,710
5.50% , 05/01/36 - 06/01/41 ............ 866 900,330
6.00% , 11/01/29 - 12/01/32 ............ 1 1,426
Federal National Mortgage Association
4.00% , 01/01/41 ................... 55 53,201
5.81% , 06/01/31 ................... 1,084 1,127,533
7.00% , 06/01/32 ................... 5 5,520
Government National Mortgage Association
2.00% , 08/20/50 - 02/20/51 ............ 23,165 19,166,161
2.00% , 10/15/55
(k)
.................. 12,097 9,996,832
2.50% , 04/20/51 - 01/20/53 ............ 26,520 22,854,310
2.50% , 10/15/55
(k)
.................. 9,128 7,857,173
3.00% , 12/20/44 - 01/20/52 ............ 18,680 16,700,879
3.00% , 10/15/55
(k)
.................. 6,889 6,148,957
3.50% , 01/15/42 - 06/20/52 ............ 10,624 9,890,175
3.50% , 10/15/55
(k)
.................. 12,237 11,155,446
4.00% , 04/20/39 - 12/20/52 ............ 11,482 10,946,438
4.00% , 10/15/55
(k)
.................. 2,916 2,741,328
4.50% , 12/20/39 - 04/20/50 ............ 4,804 4,749,983
4.50% , 10/15/55
(k)
.................. 11,493 11,143,632
5.00% , 12/15/38 - 07/20/41 ............ 1,615 1,653,656
5.00% , 10/15/55 - 11/15/55
(k)
........... 28,543 28,377,664
5.50% , 03/15/32 - 11/15/33 ............ 1 1,092
5.50% , 10/15/55
(k)
.................. 25,021 25,207,213
6.00% , 12/15/36 ................... 34 35,058
6.00% , 10/15/55
(k)
.................. 15,974 16,245,775
6.50% , 10/15/55 - 11/15/55
(k)
........... 14,352 14,739,269
7.50% , 11/15/29 ................... —
(l)
184
Uniform Mortgage-Backed Securities
1.50% , 12/01/35 - 04/01/52 ............ 48,555 40,395,379
1.50% , 10/25/40
(k)
.................. 218 194,995
2.00% , 10/01/31 - 04/01/52 ............ 164,041 137,211,879
2.00% , 10/25/55
(k)
.................. 17,153 13,821,276
2.50% , 09/01/27 - 04/01/52 ............ 111,668 97,008,915
2.50% , 10/25/55
(k)
.................. 11,144 9,387,285
3.00% , 04/01/28 - 08/01/52 ............ 65,481 59,361,668
3.00% , 10/25/55
(k)
.................. 3,754 3,296,416
3.50% , 08/01/27 - 01/01/51 ............ 23,112 21,767,835
3.50% , 10/25/40 - 10/25/55
(k)
........... 176,291 161,047,330
4.00% , 08/01/33 - 06/01/52 ............ 36,574 35,272,224
4.50% , 06/01/26 - 08/01/52 ............ 28,463 28,172,490
4.50% , 10/25/40 - 10/25/55
(k)
........... 28,732 28,051,894
5.00% , 03/01/30 - 11/01/53 ............ 30,697 30,716,616
5.00% , 10/25/55
(k)
.................. 37,026 36,717,098
5.50% , 12/01/31 - 01/01/55
(m)
........... 48,471 49,204,717

Schedule of Investments
(continued)
September 30, 2025
BlackRock Core Bond Portfolio
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
5.50% , 10/25/55
(k)
.................. USD 198,457 $ 200,092,195
6.00% , 07/01/29 - 08/01/55 ............ 37,587 38,706,874
6.00% , 10/25/55
(k)
.................. 101,266 103,451,995
6.50% , 05/01/40 - 01/01/55 ............ 22,823 23,643,306
6.50% , 10/25/55
(k)
.................. 19,797 20,457,897
1,377,909,296
Total U.S. Government Sponsored Agency Securities — 41 .3%
(Cost: $ 1,471,961,555 ) ............................ 1,425,359,274
U.S. Treasury Obligations
U.S. Treasury Bonds
4.25% , 05/15/39 - 11/15/40 ............ 3,407 3,327,611
4.50% , 08/15/39 ................... 14,200 14,304,988
4.38% , 11/15/39 ................... 1,343 1,332,088
4.63% , 02/15/40 ................... 2,064 2,100,684
1.13% , 05/15/40 - 08/15/40 ............ 20,816 13,191,733
3.88% , 08/15/40 - 02/15/43 ............ 3,803 3,502,300
1.38% , 11/15/40 ................... 10,408 6,790,407
1.88% , 02/15/41 - 11/15/51 ............ 15,025 8,751,086
3.75% , 08/15/41 - 11/15/43 ............ 12,973 11,507,843
3.00% , 05/15/42 - 08/15/52 ............ 74,869 56,226,061
3.13% , 02/15/43 - 08/15/44 ............ 11,781 9,512,794
3.63% , 08/15/43 - 05/15/53 ............ 32,630 27,519,814
4.75% , 11/15/43 - 11/15/53 ............ 23,623 23,700,673
4.13% , 08/15/44 ................... 326 302,316
2.50% , 02/15/45
(m) (n)
................. 35,128 25,161,802
2.75% , 11/15/47
(m) (n)
................. 33,958 24,543,941
2.25% , 08/15/49 - 02/15/52 ............ 18,580 11,771,352
1.63% , 11/15/50 ................... 3,317 1,779,617
2.38% , 05/15/51 ................... 4,132 2,658,361
2.00% , 08/15/51 ................... 4,760 2,788,691
U.S. Treasury Inflation Linked Notes ,
1.63% , 04/15/30 ................... 38,480 39,069,271
U.S. Treasury Notes
4.00% , 12/15/25 - 02/15/34 ............ 59,587 59,735,335
4.63% , 03/15/26 ................... 20,209 20,276,732
4.88% , 04/30/26 - 10/31/30 ............ 24,373 25,368,870
0.75% , 05/31/26 ................... 9,720 9,525,031
0.63% , 07/31/26 ................... 17,390 16,944,458
2.00% , 11/15/26 ................... 22,253 21,834,018
4.38% , 12/15/26 - 08/31/28 ............ 24,269 24,635,669
4.25% , 03/15/27 - 08/15/35 ............ 54,833 55,494,116
2.38% , 05/15/27 - 03/31/29 ............ 15,675 15,197,996
0.50% , 05/31/27 - 08/31/27 ............ 51,348 48,603,292
2.25% , 08/15/27 ................... 21,450 20,917,452
0.38% , 09/30/27 ................... 8,216 7,707,314
1.25% , 03/31/28 - 05/31/28 ............ 23,950 22,530,527
1.13% , 08/31/28 ................... 5,519 5,139,353
3.75% , 12/31/28 - 05/31/30 ............ 36,464 36,539,069
2.88% , 04/30/29 - 05/15/32 ............ 9,210 8,934,645
3.25% , 06/30/29 ................... 15,923 15,684,974
3.13% , 08/31/29 ................... 21,728 21,282,863
4.13% , 11/30/29 ................... 17,932 18,220,593
3.50% , 01/31/30 ................... 32,059 31,787,052
1.50% , 02/15/30 ................... 10,431 9,512,176
3.63% , 09/30/31 ................... 14,788 14,614,703
4.50% , 12/31/31 ................... 14,308 14,804,205
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
2.75% , 08/15/32
(n)
.................. USD 51,331 $ 47,719,970
Total U.S. Treasury Obligations — 25 .0%
(Cost: $ 930,845,944 ) .............................. 862,853,846
Total Long-Term Investments — 117.9%
(Cost: $ 4,170,528,387 ) ............................ 4,065,621,277
Shares
Shares
Short-Term Securities
Money Market Funds — 1.2%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.01%
(g) (o)
................... 42,126,671 42,126,671
Total Short-Term Securities — 1 .2%
(Cost: $ 42,126,671 ) ............................... 42,126,671
Total Options Purchased — 0.0%
( Cost: $ 1,587,140 ) ............................... 78,446
Total Investments Before Options Written and TBA Sale
Commitments — 119 .1%
(Cost: $ 4,214,242,198 ) ............................ 4,107,826,394
Total Options Written — (0.0) %
(Premium Received — $ (740,701) ) .................... (593,659)
Par (000)
Pa r (000)
TBA Sale Commitments
(k)
Mortgage-Backed Securities — ( 6 .0 ) %
Government National Mortgage Association
2.00% , 10/15/55 ................... (35) (28,924)
2.50% , 10/15/55 ................... (308) (265,119)
3.50% , 10/15/55 ................... (2,331) (2,124,977)
4.00% , 10/15/55 ................... (113) (106,231)
5.00% , 10/15/55 ................... (9,440) (9,389,205)
6.50% , 10/15/55 ................... (7,174) (7,367,850)
Uniform Mortgage-Backed Securities
2.00% , 10/25/40 - 10/25/55 ............ (6,235) (5,581,894)
2.50% , 10/25/40 ................... (416) (391,180)
3.00% , 10/25/40 - 10/25/55 ............ (5,872) (5,257,566)
3.50% , 10/25/40 - 10/25/55 ............ (3,824) (3,555,354)
4.00% , 10/25/40 - 10/25/55 ............ (8,492) (8,005,414)
4.50% , 10/25/40 - 10/25/55 ............ (65,938) (63,954,782)
5.00% , 10/25/55 ................... (209) (207,256)
5.50% , 10/25/55 ................... (63,731) (64,255,573)
6.00% , 10/25/55 ................... (20,894) (21,345,005)
6.50% , 10/25/55 ................... (14,018) (14,485,973)
Total TBA Sale Commitments — ( 6 .0 ) %
(Proceeds: $ (206,896,614) ) ......................... (206,322,303)
Total Investments Net of Options Written and TBA Sale
Commitments — 113 .1%
(Cost: $ 4,006,604,883 ) ............................ 3,900,910,432
Liabilities in Excess of Other Assets — (13.1) % ............ (452,308,769)
Net Assets — 100.0% ...............................
$ 3,448,601,663
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Core Bond Portfolio
30
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $4,526,167, representing 0.13% of its net assets as of period end, and an original cost of $4,402,000.
(g)
Affiliate of the Fund.
(h)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(i)
Issuer filed for bankruptcy and/or is in default.
(j)
Non-income producing security.
(k)
Represents or includes a TBA transaction.
(l)
Rounds to less than 1,000.
(m)
All or a portion of the security has been pledged as collateral in connection with outstanding TBA commitments.
(n)
All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(o)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 165,029,233 $ — $ (122,902,562)
(a)
$ — $ — $ 42,126,671 42,126,671 $ 4,625,506 $ —
iShares AAA CLO Active ETF . — 5,188,000 — — 8,500 5,196,500 100,000 262,747 1,838
$ — $ 8,500 $ 47,323,171 $ 4,888,253 $ 1,838
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(continued)
September 30, 2025
BlackRock Core Bond Portfolio
Schedules of Investments
31
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-Bund .............................................................. 88 12/08/25 $ 13,283 $ 25,734
Australia 10-Year Bond ...................................................... 585 12/15/25 43,878 (162,067)
Canada 10-Year Bond ....................................................... 111 12/18/25 9,767 18,266
U.S. Treasury Long Bond ..................................................... 261 12/19/25 30,423 (67,081)
U.S. Treasury Ultra Bond ..................................................... 539 12/19/25 64,731 1,101,637
U.S. Treasury 5-Year Note .................................................... 1,197 12/31/25 130,679 (584,568)
331,921
Short Contracts
Euro-Bobl ............................................................... 40 12/08/25 5,533 (6,331)
Euro-Buxl ............................................................... 18 12/08/25 2,419 (27,535)
U.S. Treasury 10-Year Note ................................................... 217 12/19/25 24,409 10,408
U.S. Treasury 10-Year Ultra Note ............................................... 629 12/19/25 72,384 406,654
U.S. Treasury 2-Year Note .................................................... 256 12/31/25 53,342 1,205
384,401
$ 716,322
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
BRL 78,823,136 USD 14,249,480 UBS AG 12/17/25 $ 293,082
EUR 3,899,000 USD 4,586,733 Deutsche Bank AG 12/17/25 11,358
MXN 139,021,204 USD 7,399,822 JPMorgan Chase Bank NA 12/17/25 128,965
USD 6,691,576 COP 26,501,654,000 Morgan Stanley & Co. International plc 12/17/25 2,029
USD 10,965,304 EUR 9,273,000 Morgan Stanley & Co. International plc 12/17/25 29,654
USD 5,568,768 GBP 4,113,900 Barclays Bank plc 12/17/25 35,458
USD 7,394,690 GBP 5,431,000 Citibank NA 12/17/25 89,843
USD 14,525,556 JPY 2,120,152,000 Morgan Stanley & Co. International plc 12/17/25 74,258
USD 457,181 JPY 66,738,000 Royal Bank of Canada 12/17/25 2,284
EGP 24,178,200 USD 431,522 Societe Generale SA 12/22/25 54,495
721,426
CNY 113,211,853 USD 16,006,200 Citibank NA 12/17/25 (37,454)
USD 132,713 AUD 202,000 Societe Generale SA 12/17/25 (1,073)
USD 46,658,319 EUR 39,662,389 Deutsche Bank AG 12/17/25 (115,543)
USD 4,806,000 PEN 16,743,143 Bank of America NA 12/17/25 (6,572)
USD 430,907 EGP 24,178,200 Citibank NA 12/22/25 (55,110)
(215,752)
$ 505,674
OTC Barrier Options Purchased
Description Type of Option Counterparty
Expiration
Date
Exercise
Price
Barrier
Price/Range
Notional
Amount (000) Value
Put
USD Currency ................ Up and In Barclays Bank plc 11/20/25 JPY 150.00 JPY 155.00 USD 39,135 $ 11,860
$ –

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Core Bond Portfolio
32
Exchange-Traded Options Purchased
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
U.S. Treasury 30-Year Bond .................... 810 10/24/25 USD 111.00 USD 81,000 $ 63,281
OTC Interest Rate Swaptions Purchased
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Put
30-Year Interest Rate Swap
(a)
4.33% Annual 1-day SOFR Annual Citibank NA 10/14/25 4 .33 % USD 52,967 $ 3,305
(a)
Forward settling swaption.
Exchange-Traded Options Written
Description
Number of
Contracts
Expiration
Date
Exercise
Price
Notional
Amount (000) Value
Put
U.S. Treasury 30-Year Bond ..................... 810 10/24/25 USD 106.00 USD 81,000 $ (12,656)
OTC Interest Rate Swaptions Written
Paid by the Fund Received by the Fund
Description Rate Frequency Rate Frequency Counterparty
Expiration
Date Exercise Rate
Notional
Amount (000) Value
Call
10-Year Interest Rate Swap
(a)
3.30% Annual 1-day SOFR Annual
JPMorgan Chase
Bank NA 12/30/25 3 .30 % USD 19,696 $ (73,978)
Put
10-Year Interest Rate Swap
(a)
1-day SOFR Annual 4.00% Annual
JPMorgan Chase
Bank NA 12/30/25 4 .00 USD 19,696 (70,295)
2-Year Interest Rate Swap
(a)
. 1-day SOFR Annual 4.30% Annual
Goldman Sachs
International 09/20/27 4 .30 USD 157,097 (436,730)
(507,025)
$ (581,003)
(a)
Forward settling swaption.
Centrally Cleared Interest Rate Swap s
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR At Termination 3.80% At Termination N/A 05/16/26 USD 72,520 $ (172,025) $ — $ (172,025)
1-day SOFR At Termination 3.90% At Termination N/A 05/16/26 USD 55,653 (76,630) — (76,630)
3.79% At Termination 1-day SOFR At Termination N/A 05/16/26 USD 72,520 176,570 — 176,570
3.81% At Termination 1-day SOFR At Termination N/A 05/16/26 USD 55,653 124,260 24,920 99,340
1.02% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 11,279,342 (38,037) — (38,037)
1.03% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 12,175,310 (47,593) — (47,593)
1.00% At Termination 1-day TONAR At Termination 03/12/26
(a)
03/12/27 JPY 4,975,229 (9,814) — (9,814)
0.69% At Termination 1-day TONAR At Termination 04/21/26
(a)
04/21/27 JPY 4,758,113 102,343 — 102,343

Schedule of Investments
(continued)
September 30, 2025
BlackRock Core Bond Portfolio
Schedules of Investments
33
Centrally Cleared Interest Rate Swaps (continued)
Paid by the Fund Received by the Fund
Rate Frequency Rate Frequency
Effective
Date
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
0.68% At Termination 1-day TONAR At Termination 04/21/26
(a)
04/21/27 JPY 4,703,131 $ 101,787 $ — $ 101,787
0.70% At Termination 1-day TONAR At Termination 05/11/26
(a)
05/11/27 JPY 3,755,737 82,136 — 82,136
1-day TONAR At Termination 1.01% At Termination 09/11/26
(a)
09/11/27 JPY 2,568,445 (19,466) — (19,466)
1.30% Annual 1-day TONAR Annual N/A 08/13/35 JPY 581,104 65,767 — 65,767
1.29% Annual 1-day TONAR Annual N/A 08/13/35 JPY 322,353 37,704 — 37,704
1.30% Annual 1-day TONAR Annual N/A 08/13/35 JPY 577,620 65,099 — 65,099
1-day TONAR Annual 2.03% Annual N/A 08/12/45 JPY 202,541 (22,979) — (22,979)
1-day TONAR Annual 2.04% Annual N/A 08/12/45 JPY 323,614 (34,418) — (34,418)
1-day TONAR Annual 2.04% Annual N/A 08/12/45 JPY 325,460 (34,707) — (34,707)
$ 299,997 $ 24,920 $ 275,077
(a)
Forward swap.
Centrally Cleared Inflation Swap s
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
UK Retail Price Index All
Items Monthly At Termination 3.28% At Termination 07/15/27 GBP 10,407 $ (53,262) $ — $ (53,262)
UK Retail Price Index All
Items Monthly At Termination 3.30% At Termination 07/15/27 GBP 10,615 (48,807) — (48,807)
UK Retail Price Index All
Items Monthly At Termination 3.32% At Termination 07/15/27 GBP 20,793 (88,848) — (88,848)
UK Retail Price Index All
Items Monthly At Termination 3.43% At Termination 07/15/27 GBP 10,198 (13,747) 95 (13,842)
UK Retail Price Index All
Items Monthly At Termination 3.26% At Termination 08/15/27 GBP 17,365 (63,014) — (63,014)
2.53% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 3,417 28,224 (579) 28,803
2.54% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 3,417 27,385 (463) 27,848
2.56% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 6,699 45,377 — 45,377
2.64% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 3,965 11,337 — 11,337
2.65% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 4,512 11,343 — 11,343
2.67% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 4,428 6,435 — 6,435
2.68% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 3,382 2,493 — 2,493
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 6,765 3,817 — 3,817
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 3,382 2,326 — 2,326
2.72% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 6,765 (8,223) — (8,223)
2.75% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/29 USD 5,394 (13,765) — (13,765)
3.41% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/29 GBP 10,407 52,300 — 52,300
3.42% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/29 GBP 10,615 46,217 — 46,217
3.43% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/29 GBP 20,793 84,946 — 84,946

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Core Bond Portfolio
34
Centrally Cleared Inflation Swaps (continued)
Paid by the Fund Received by the Fund
Reference Frequency Rate Frequency
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
3.49% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/29 GBP 10,198 $ 7,742 $ (1,488) $ 9,230
3.37% At Termination
UK Retail Price Index All
Items Monthly At Termination 08/15/29 GBP 17,365 90,261 — 90,261
2.43% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/30 USD 5,518 47,268 — 47,268
2.43% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 04/15/30 USD 11,202 96,482 — 96,482
3.39% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/30 GBP 4,541 12,234 — 12,234
3.40% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/30 GBP 4,632 9,506 — 9,506
3.41% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/30 GBP 9,073 17,164 — 17,164
3.46% At Termination
UK Retail Price Index All
Items Monthly At Termination 07/15/30 GBP 4,450 (6,023) (1,085) (4,938)
2.69% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 07/17/30 USD 22,261 (19,799) — (19,799)
2.70% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 07/22/30 USD 7,587 (10,760) — (10,760)
3.35% At Termination
UK Retail Price Index All
Items Monthly At Termination 08/15/30 GBP 7,577 25,137 — 25,137
2.63% At Termination
U.S. Consumer Price
Index All Items Monthly At Termination 09/09/30 USD 20,828 12,543 — 12,543
UK Retail Price Index All
Items Monthly At Termination 3.24% At Termination 07/15/35 GBP 9,073 (426) — (426)
UK Retail Price Index All
Items Monthly At Termination 3.24% At Termination 07/15/35 GBP 4,541 1,457 — 1,457
UK Retail Price Index All
Items Monthly At Termination 3.24% At Termination 07/15/35 GBP 4,632 360 — 360
UK Retail Price Index All
Items Monthly At Termination 3.27% At Termination 07/15/35 GBP 4,450 16,894 2,531 14,363
UK Retail Price Index All
Items Monthly At Termination 3.20% At Termination 08/15/35 GBP 7,577 (18,636) — (18,636)
2.23% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 08/15/55 EUR 2,124 (9,303) — (9,303)
2.24% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 08/15/55 EUR 1,078 (6,892) — (6,892)
2.24% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 08/15/55 EUR 1,617 (9,175) — (9,175)
2.24% At Termination
Harmonised Index of
Consumer Prices ex.
Tobacco All Items Monthly At Termination 08/15/55 EUR 1,617 (8,477) — (8,477)
$ 280,091 $ (989) $ 281,080
OTC Credit Default Swap s — Buy Protection
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
American Electric Power Co.,
Inc. ................. 1 .00 % Quarterly Bank of America NA 12/20/29 USD 8,075 $ (234,793) $ (189,782) $ (45,011)
American Express Co. ...... 1 .00 Quarterly Goldman Sachs International 12/20/29 USD 4,059 (120,735) (97,455) (23,280)
Dominion Energy, Inc. ....... 1 .00 Quarterly Goldman Sachs International 12/20/29 USD 4,050 (108,366) (92,285) (16,081)
CMBX.NA.9.AAA .......... 0 .50 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 134 (20) 8,441 (8,461)

Schedule of Investments
(continued)
September 30, 2025
BlackRock Core Bond Portfolio
Schedules of Investments
35
OTC Credit Default Swaps — Buy Protection (continued)
Reference Obligation/Index
Financing
Rate Paid
by the Fund
Payment
Frequency Counterparty
Termination
Date
Notional
Amount (000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CMBX.NA.9.AAA .......... 0 .50 % Monthly Morgan Stanley & Co. International plc 09/17/58 USD 3 $ — $ 190 $ (190)
CMBX.NA.9.BBB- ......... 3 .00 Monthly Citigroup Global Markets, Inc. 09/17/58 USD 386 74,154 12,806 61,348
CMBX.NA.9.BBB- ......... 3 .00 Monthly Morgan Stanley & Co. International plc 09/17/58 USD 252 48,536 13,703 34,833
CMBX.NA.6.AAA .......... 0 .50 Monthly Deutsche Bank AG 05/11/63 USD 2 — (994) 994
$ – $ – $ –
$ (341,224) $ (345,376) $ 4,152
$ – $ – $ –
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
PacifiCorp .......... 0 .13 % Monthly JPMorgan Chase Bank 09/29/27 A- USD 1,320 $ (915) $ (133) $ (782)
CMBX.NA.9.BBB- ..... 3 .00 Monthly Deutsche Bank AG 09/17/58 BBB- USD 173 (33,201) (17,327) (15,874)
CMBX.NA.9.BBB- ..... 3 .00 Monthly Deutsche Bank AG 09/17/58 BBB- USD 465 (89,490) (52,670) (36,820)
CMBX.NA.10.BBB- .... 3 .00 Monthly JPMorgan Securities LLC 11/17/59 BBB- USD 35 (6,947) — (6,947)
$ (130,553) $ (70,130) $ (60,423)
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4 .31%
1-day TONAR ........................................ Tokyo Overnight Average Rate 0 .48
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps, OTC Swaps and Options Written
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation Value
Centrally Cleared Swaps
(a)
............................................ $ 27,546 $ (3,615) $ 1,389,993 $ (833,836) $ —
OTC Swaps ..................................................... 35,140 (450,646) 97,175 (153,446) —
Options Written ................................................... N/A N/A 147,042 — (593,659)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Core Bond Portfolio
36
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 1,563,904 $ — $ 1,563,904
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 721,426 — — 721,426
Options purchased
(b)
Investments at value — unaffiliated
(c)
............ — — — 11,860 66,586 — 78,446
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — — — — 730,746 659,247 1,389,993
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 132,315 — — — — 132,315
$ — $ 132,315 $ — $ 733,286 $ 2,361,236 $ 659,247 $ 3,886,084
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 847,582 $ — $ 847,582
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 215,752 — — 215,752
Options written
(b)
Options written at value ..................... — — — — 593,659 — 593,659
Swaps — centrally cleared
Unrealized depreciation on centrally cleared swaps
(a)
. — — — — 455,669 378,167 833,836
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 604,092 — — — — 604,092
$ — $ 604,092 $ — $ 215,752 $ 1,896,910 $ 378,167 $ 3,094,921
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
(b)
Includes forward settling swaptions.
(c)
Includes options purchased at value as reported in the Schedule of Investments.
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ 9,207 $ — $ (14,437,014) $ — $ (14,427,807)
Forward foreign currency exchange contracts .... — — — (342,683) — — (342,683)
Options purchased
(a)
..................... — 2,898 — (165,738) 971,015 — 808,175
Options written ........................ — 37,709 — — (1,019,040) — (981,331)
Swaps .............................. — (274,603) — — 1,316,268 (159,608) 882,057
$ — $ (233,996) $ 9,207 $ (508,421) $ (13,168,771) $ (159,608) $ (14,061,589)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ 3,337 $ — $ 516,830 $ — $ 520,167
Forward foreign currency exchange contracts .... — — — 1,342,884 — — 1,342,884
Options purchased
(b)
..................... — — — 201,888 (3,863,518) 134,882 (3,526,748)
Options written ........................ — — — — 2,982,677 — 2,982,677
Swaps .............................. — (52,184) — — 3,504,995 292,833 3,745,644
$ — $ (52,184) $ 3,337 $ 1,544,772 $ 3,140,984 $ 427,715 $ 5,064,624
(a)
Options purchased are included in net realized gain (loss) from investments — unaffiliated.
(b)
Options purchased are included in net change in unrealized appreciation (depreciation) on investments — unaffiliated.

Schedule of Investments
(continued)
September 30, 2025
BlackRock Core Bond Portfolio
Schedules of Investments
37
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 898,144,239
Average notional value of contracts — short ................................................................................. 195,585,106
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 124,782,205
Average amounts sold — in USD ........................................................................................ 43,938,737
Options
Average value of option contracts purchased ................................................................................ 499,754
Average value of option contracts written ................................................................................... 161,871
Average notional value of swaption contracts purchased ......................................................................... 846,341,572
Average notional value of swaption contracts written ........................................................................... 947,990,251
Credit default swaps
Average notional value — buy protection ................................................................................... 17,903,049
Average notional value — sell protection ................................................................................... 1,730,498
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 795,725,440
Average notional value — receives fixed rate ................................................................................ 1,892,761,670
Inflation swaps
Average notional value — pays fixed rate ................................................................................... 139,995,041
Average notional value — receives fixed rate ................................................................................ 33,504,485
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 404,875 $ 365,776
Forward f oreign currency exchange contracts ................................................................. 721,426 215,752
Options
(a) (b)
........................................................................................ 78,446 593,659
Swaps — centrally cleared .............................................................................. — 235,647
Swaps — OTC
(c)
..................................................................................... 132,315 604,092
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 1,337,062 $ 2,014,926
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(468,156) (614,079)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 868,906 $ 1,400,847
(a)
Includes options purchased at value which is included in Investments at value – unaffiliated in the Statements of Assets and Liabilities and reported in the Schedule of Investments.
(b)
Includes forward settling swaptions.
(c)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(b)(c)
Barclays Bank plc ................................ $ 47,318 $ — $ — $ — $ 47,318
Citibank NA .................................... 93,148 (92,564) — — 584
Citigroup Global Markets, Inc. ........................ 74,154 — — — 74,154
Deutsche Bank AG ............................... 12,352 (12,352) — — —
JPMorgan Chase Bank NA .......................... 128,965 (128,965) — — —
Morgan Stanley & Co. International plc .................. 163,108 (8,651) — — 154,457
Royal Bank of Canada ............................. 2,284 — — — 2,284
Societe Generale SA .............................. 54,495 (1,073) — — 53,422
UBS AG ...................................... 293,082 — — — 293,082
$ 868,906 $ (243,605) $ — $ — $ 625,301

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Core Bond Portfolio
38
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
(d)
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(b)(e)
Bank of America NA .............................. $ 241,365 $ — $ (200,610) $ — $ 40,755
Citibank NA .................................... 92,564 (92,564) — — —
Deutsche Bank AG ............................... 239,228 (12,352) — — 226,876
Goldman Sachs International ........................ 665,831 — — — 665,831
JPMorgan Chase Bank NA .......................... 145,188 (128,965) (9,855) — 6,368
JPMorgan Securities LLC ........................... 6,947 — — — 6,947
Morgan Stanley & Co. International plc .................. 8,651 (8,651) — — —
Societe Generale SA .............................. 1,073 (1,073) — — —
$ 1,400,847 $ (243,605) $ (210,465) $ — $ 946,777
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(e)
Net amount represents the net amount payable due to the counterparty in the event of default. Net amount may be offset further by the options receivable/payable on the Statements of Assets and Liabilities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 300,390,914 $ 2,009,600 $ 302,400,514
Corporate Bonds
Aerospace & Defense .................................... — 7,102,495 — 7,102,495
Banks ............................................... — 130,798,897 — 130,798,897
Beverages ........................................... — 3,045,103 — 3,045,103
Biotechnology ......................................... — 879,152 — 879,152
Broadline Retail ........................................ — 1,752,657 — 1,752,657
Capital Markets ........................................ — 85,127,833 — 85,127,833
Chemicals ............................................ — 2,803,633 — 2,803,633
Communications Equipment ................................ — 2,874,479 — 2,874,479
Consumer Finance ...................................... — 28,014,057 — 28,014,057
Diversified REITs ....................................... — 38,212,624 — 38,212,624
Diversified Telecommunication Services ........................ — 14,853,621 — 14,853,621
Electric Utilities ........................................ — 148,185,322 1,928,163 150,113,485
Entertainment ......................................... — 7,020,751 — 7,020,751
Financial Services ...................................... — 8,346,999 170,000 8,516,999
Gas Utilities ........................................... — 842,601 — 842,601
Ground Transportation ................................... — 1,038,869 — 1,038,869
Health Care Equipment & Supplies ........................... — 3,577,756 — 3,577,756
Health Care Providers & Services ............................ — 16,880,481 — 16,880,481
Hotels, Restaurants & Leisure .............................. — 2,968,249 — 2,968,249
Independent Power and Renewable Electricity Producers ............ — 1,598,220 — 1,598,220
Insurance ............................................ — 933,087 — 933,087
Interactive Media & Services ............................... — 5,928,181 — 5,928,181
IT Services ........................................... — 13,359,376 — 13,359,376
Media ............................................... — 30,155,221 — 30,155,221
Metals & Mining ........................................ — 5,621,754 — 5,621,754
Multi-Utilities .......................................... — 3,948,973 — 3,948,973
Oil, Gas & Consumable Fuels ............................... — 248,686,024 — 248,686,024
Paper & Forest Products .................................. — 1,763,391 — 1,763,391
Passenger Airlines ...................................... — 478,538 — 478,538
Pharmaceuticals ....................................... — 1,141,076 — 1,141,076

Schedule of Investments
(continued)
September 30, 2025
BlackRock Core Bond Portfolio
Schedules of Investments
39
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Residential REITs ....................................... $ — $ 5,698,451 $ — $ 5,698,451
Semiconductors & Semiconductor Equipment .................... — 27,626,983 2,598,004 30,224,987
Software ............................................. — 19,856,007 — 19,856,007
Specialized REITs ...................................... — 26,134,890 — 26,134,890
Technology Hardware, Storage & Peripherals .................... — 3,556,759 — 3,556,759
Tobacco ............................................. — 22,895,202 — 22,895,202
Transportation Infrastructure ............................... — 1,768,798 — 1,768,798
Wireless Telecommunication Services ......................... — 9,954,787 — 9,954,787
Foreign Agency Obligations ................................. — 4,022,359 — 4,022,359
Foreign Government Obligations .............................. — 70,625,562 — 70,625,562
Investment Companies .................................... 5,196,500 — — 5,196,500
Municipal Bonds ......................................... — 19,581,645 — 19,581,645
Non-Agency Mortgage-Backed Securities ........................ — 435,454,111 — 435,454,111
Other Interests .......................................... — — 2 2
U.S. Government Sponsored Agency Securities .................... — 1,425,359,274 — 1,425,359,274
U.S. Treasury Obligations ................................... — 862,853,846 — 862,853,846
Short-Term Securities
Money Market Funds ...................................... 42,126,671 — — 42,126,671
Options Purchased
Foreign currency exchange contracts ........................... — 11,860 — 11,860
Interest rate contracts ...................................... 63,281 3,305 — 66,586
Liabilities
Investments
TBA Sale Commitments .................................... — (206,322,303) — (206,322,303)
$ 47,386,452 $ 3,847,411,870 $ 6,705,769 $ 3,901,504,091
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 97,175 $ — $ 97,175
Foreign currency exchange contracts ............................ — 721,426 — 721,426
Interest rate contracts ....................................... 1,563,904 730,746 — 2,294,650
Other contracts ........................................... — 659,247 — 659,247
Liabilities
Credit contracts ........................................... — (153,446) — (153,446)
Foreign currency exchange contracts ............................ — (215,752) — (215,752)
Interest rate contracts ....................................... (860,238) (1,036,672) — (1,896,910)
Other contracts ........................................... — (378,167) — (378,167)
$ 703,666 $ 424,557 $ — $ 1,128,223
(a)
Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
September 30, 2025
BlackRock High Yield Portfolio
40
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
AB Carval Euro CLO II-C DAC, Series 2X, Class
D, (3-mo. EURIBOR at 3.75% Floor + 3.75%),
5.79%, 02/15/37
(a) (b)
................. EUR 490 $ 582,259
Arbour CLO VI DAC, Series 6X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.24%, 11/15/37
(a) (b)
................. 1,020 1,204,263
Arcano Euro CLO II DAC, Series 2X, Class D,
(3-mo. EURIBOR at 3.30% Floor + 3.30%),
5.28%, 07/25/39
(a) (b)
................. 620 734,504
Arini European CLO IV DAC, Series 4X, Class
D, (3-mo. EURIBOR at 3.50% Floor + 3.50%),
5.53%, 01/15/38
(a) (b)
................. 1,460 1,744,816
Arini European CLO V DAC, Series 5X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
5.17%, 01/15/39
(a) (b)
................. 890 1,044,675
Aurium CLO XIII DAC, Series 13X, Class D,
(3-mo. EURIBOR at 2.80% Floor + 2.80%),
5.17%, 04/15/38
(a) (b)
................. 620 726,167
Avoca CLO XVIII DAC, Series 18X, Class DR,
(3-mo. EURIBOR at 3.05% Floor + 3.05%),
5.08%, 01/15/38
(a) (b)
................. 670 791,056
Avoca Static CLO I DAC, Series 1X, Class DR,
(3-mo. EURIBOR at 2.90% Floor + 2.90%),
4.93%, 01/15/35
(a) (b)
................. 510 601,861
Capital Four CLO VIII DAC, Series 8X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
5.19%, 10/25/37
(a) (b)
................. 1,200 1,423,209
Contego CLO V DAC, Series 5X, Class DR,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.13%, 10/15/37
(a) (b)
................. 890 1,051,861
Contego CLO XI DAC, Series 11X, Class DR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.23%, 11/20/38
(a) (b)
................. 750 890,161
CVC Cordatus Loan Fund XXII DAC, Series 22X,
Class D, (3-mo. EURIBOR at 3.15% Floor +
3.15%), 5.16%, 12/15/34
(a) (b)
........... 300 353,589
Fidelity Grand Harbour CLO DAC, Series 2023-
1X, Class DR, (3-mo. EURIBOR at 2.70%
Floor + 2.70%), 4.74%, 02/15/38
(a) (b)
...... 1,170 1,366,298
Greene King Finance plc, Series B2, (Sterling
Overnight Index Average at 2.08% Floor +
2.20%), 6.17%, 03/15/36
(a) (b)
........... GBP 100 124,980
Henley CLO Xi DAC, Series 11X, Class D, (3-mo.
EURIBOR at 2.60% Floor + 2.60%), 4.96%,
04/25/39
(a) (b)
...................... EUR 1,300 1,535,846
Henley CLO XII DAC, Series 12X, Class D,
(3-mo. EURIBOR at 3.10% Floor + 3.10%),
5.13%, 01/15/38
(a) (b)
................. 750 892,967
Jamestown CLO IV Ltd., Series 2014-4A, Class
SUB, 0.00%, 07/15/26
(a) (c) (d) (e) (f)
.......... USD 2,000 —
Jubilee CLO DAC, Series 2024-29X, Class D,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.23%, 01/15/39
(a) (b)
................. EUR 1,260 1,494,754
Palmer Square European Loan Funding DAC
(a)(b)
Series 2024-2X, Class D, (3-mo. EURIBOR at
3.15% Floor + 3.15%), 5.19%, 05/15/34 . 490 576,790
Series 2024-3X, Class D, (3-mo. EURIBOR at
3.05% Floor + 3.05%), 5.09%, 05/15/34 . 750 887,843
Penta CLO DAC, Series 2024-17X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
5.29%, 08/15/38
(a) (b)
................. 459 542,530
Providus CLO II DAC, Series 2X, Class DRR,
(3-mo. EURIBOR at 3.20% Floor + 3.20%),
5.23%, 10/15/38
(a) (b)
................. 800 947,477
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Rockfield Park CLO DAC, Series 1X, Class C,
(3-mo. EURIBOR at 3.00% Floor + 3.00%),
5.04%, 07/16/34
(a) (b)
................. EUR 980 $ 1,156,588
Rockford Tower Europe CLO DAC, Series 2025-
1X, Class D, (3-mo. EURIBOR at 3.00% Floor
+ 3.00%), 5.21%, 10/25/37
(a) (b)
.......... 1,130 1,334,399
Sona Fios CLO III DAC, Series 3X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
5.27%, 04/20/37
(a) (b)
................. 1,600 1,898,509
Tikehau CLO XII DAC, Series 12X, Class D,
(3-mo. EURIBOR at 3.25% Floor + 3.25%),
5.27%, 10/20/38
(a) (b)
................. 870 1,026,591
Unique Pub Finance Co. plc (The), Series N,
6.46%, 03/30/32
(b)
.................. GBP 1,790 2,512,585
Victory Street CLO I DAC, Series 1X, Class D,
(3-mo. EURIBOR at 3.45% Floor + 3.45%),
5.48%, 01/15/38
(a) (b)
................. EUR 1,110 1,324,781
Total Asset-Backed Securities — 0 .1%
(Cost: $ 28,205,932 ) ............................... 28,771,359
Shares
Shares
Common Stocks
Commercial Services & Supplies — 0.0%
FreedomPay, Inc.
(d) (e)
.................. 314,534 5,913,239
Electrical Equipment — 0.0%
SunPower Corp.
(d) (e)
................... 1,369 —
Energy Equipment & Services — 0.0%
Nine Energy Service, Inc.
(d) (g)
............. 24,780 15,659
Hotels, Restaurants & Leisure — 0.1%
Churchill Downs, Inc. .................. 151,815 14,727,573
New Topco
(d) (e) (h)
...................... 33,509 1
14,727,574
Metals & Mining — 0.1%
Constellium SE , Class A
(d)
............... 2,155,563 32,074,777
Oil, Gas & Consumable Fuels — 0.4%
Energy Transfer LP ................... 3,044,211 52,238,661
Enterprise Products Partners LP ........... 1,142,556 35,727,726
MPLX LP .......................... 382,179 19,089,841
Plains All American Pipeline LP
(d)
.......... 152,306 2,598,340
Western Midstream Partners LP ........... 95,168 3,739,151
113,393,719
Real Estate Management & Development — 0.0%
ADLER Group SA
(d) (e)
.................. 782,267 9
Semiconductors & Semiconductor Equipment — 0.0%
Maxeon Solar Technologies Ltd.
(d)
.......... 1 3
Specialized REITs — 0.2%
VICI Properties, Inc. ................... 1,571,003 51,230,408
Total Common Stocks — 0 .8%
(Cost: $ 200,425,023 ) .............................. 217,355,388

Consolidated Schedule of Investments
(continued)
September 30, 2025
BlackRock High Yield Portfolio
Consolidated Schedule of Investments
41
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.8%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(f)
... USD 19,806 $ 20,388,784
ATI, Inc.
5.88% , 12/01/27 ................... 6,041 6,052,551
4.88% , 10/01/29 ................... 7,847 7,714,911
7.25% , 08/15/30 ................... 23,800 24,982,503
5.13% , 10/01/31 ................... 17,354 17,078,491
Axon Enterprise, Inc., 6.25%, 03/15/33
(f)
..... 4,112 4,232,465
Bombardier, Inc.
(f)
6.00% , 02/15/28 ................... 19,165 19,213,449
8.75% , 11/15/30 ................... 10,043 10,830,291
7.25% , 07/01/31 ................... 4,796 5,083,915
7.00% , 06/01/32 ................... 19,466 20,345,532
6.75% , 06/15/33 ................... 24,581 25,651,709
BWX Technologies, Inc., 4.13%, 06/30/28
(f)
... 11,804 11,522,103
Carpenter Technology Corp., 7.63%, 03/15/30 . 22,590 23,214,071
Czechoslovak Group A/S, 5.25%, 01/10/31
(b)
.. EUR 1,925 2,350,448
Efesto Bidco SpA Efesto US LLC, Series XR,
7.50%, 02/15/32
(f)
................. USD 77,122 78,479,347
Goat Holdco LLC, 6.75%, 02/01/32
(f)
....... 14,922 15,295,046
Spirit AeroSystems, Inc.
(f)
9.38% , 11/30/29 ................... 24,660 25,972,381
9.75% , 11/15/30 ................... 25,014 27,510,247
TransDigm, Inc.
(f)
6.75% , 08/15/28 ................... 28,536 29,079,867
6.38% , 03/01/29 ................... 92,679 94,755,102
6.63% , 03/01/32 ................... 49,319 50,776,130
6.00% , 01/15/33 ................... 58,503 59,151,389
6.38% , 05/31/33 ................... 92,177 93,213,340
6.25% , 01/31/34 ................... 14,206 14,609,720
6.75% , 01/31/34 ................... 100,247 103,651,291
791,155,083
Air Freight & Logistics — 0.1%
(f)
Rand Parent LLC, 8.50%, 02/15/30 ........ 18,467 19,188,413
Stonepeak Nile Parent LLC, 7.25%, 03/15/32 .. 4,669 4,916,607
24,105,020
Automobile Components — 1.3%
American Axle & Manufacturing, Inc.
(f)
6.38% , 10/15/32 ................... 11,017 10,998,399
7.75% , 10/15/33 ................... 11,512 11,601,743
Aptiv Swiss Holdings Ltd., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.39%), 6.88%, 12/15/54
(a)
............ 18,104 18,495,933
Clarios Global LP
6.75% , 05/15/28
(f)
.................. 41,243 42,153,921
6.75% , 02/15/30
(f)
.................. 23,729 24,512,294
4.75% , 06/15/31
(f)
.................. EUR 20,185 24,144,731
4.75% , 06/15/31
(b)
.................. 1,893 2,264,353
6.75% , 09/15/32
(f)
.................. USD 49,805 50,908,679
Dana Financing Luxembourg SARL
8.50% , 07/15/31
(b)
.................. EUR 834 1,055,370
Dana, Inc.
4.25% , 09/01/30 ................... USD 6,530 6,466,937
4.50% , 02/15/32 ................... 9,964 9,811,162
Dometic Group AB, 5.00%, 09/11/30
(b)
...... EUR 1,071 1,262,033
Forvia SE
2.75% , 02/15/27
(b)
.................. 117 137,018
3.75% , 06/15/28
(b)
.................. 877 1,028,477
5.63% , 06/15/30
(b)
.................. 177 215,088
5.50% , 06/15/31
(b)
.................. 1,512 1,825,139
6.75% , 09/15/33
(f)
.................. USD 975 989,195
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(f)
5,514 5,784,203
Gestamp Automocion SA, 4.38%, 10/15/30
(b)
.. EUR 1,058 1,247,054
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 ................... USD 2,350 $ 2,269,335
6.63% , 07/15/30 ................... 12,096 12,273,318
5.25% , 04/30/31 ................... 991 936,495
5.63% , 04/30/33 ................... 2,655 2,470,258
Icahn Enterprises LP
5.25% , 05/15/27 ................... 51,008 50,138,120
9.75% , 01/15/29 ................... 19,698 19,880,206
4.38% , 02/01/29 ................... 3,368 2,907,290
10.00% , 11/15/29
(f)
................. 24,861 24,970,826
IHO Verwaltungs GmbH
(b)(i)
8.75% , ( 8.75 % Cash or 9.50 % PIK),
05/15/28
(a)
..................... EUR 1,305 1,604,686
6.75% , ( 6.75 % Cash or 7.50 % PIK), 11/15/29 483 600,354
7.00% , ( 7.00 % Cash or 7.75 % PIK), 11/15/31 769 977,285
Mahle GmbH
(b)
2.38% , 05/14/28 ................... 500 558,255
6.50% , 05/02/31 ................... 733 890,832
Schaeffler AG
(b)
4.25% , 04/01/28 ................... 1,200 1,431,947
5.38% , 04/01/31 ................... 700 860,549
Tenneco, Inc., 8.00%, 11/17/28
(f)
.......... USD 28,371 28,422,796
ZF Europe Finance BV
(b)
2.50% , 10/23/27 ................... EUR 2,100 2,387,944
6.13% , 03/13/29 ................... 900 1,080,092
3.00% , 10/23/29 ................... 300 321,075
7.00% , 06/12/30 ................... 800 974,956
ZF Finance GmbH, 2.00%, 05/06/27
(b)
...... 1,200 1,370,091
372,228,439
Automobiles — 0.6%
Aston Martin Capital Holdings Ltd.
10.00% , 03/31/29
(f)
................. USD 10,219 10,004,971
10.38% , 03/31/29
(b)
................. GBP 2,469 3,228,710
Nissan Motor Acceptance Co. LLC, 6.13%,
09/30/30
(f)
...................... USD 32,537 32,548,113
Nissan Motor Co. Ltd.
5.25% , 07/17/29
(b)
.................. EUR 2,452 2,933,833
7.75% , 07/17/32
(f)
.................. USD 15,586 16,494,084
6.38% , 07/17/33
(f)
.................. EUR 10,750 12,994,030
6.38% , 07/17/33
(b)
.................. 600 725,248
8.13% , 07/17/35
(f)
.................. USD 47,309 50,785,975
RCI Banque SA
(a)(b)
(5-Year EURIBOR ICE Swap Rate + 3.84%),
6.13%
(j)
....................... EUR 800 938,771
(5-Year EURIBOR ICE Swap Rate + 2.75%),
5.50% , 10/09/34 ................. 3,400 4,198,875
(5-Year EURIBOR ICE Swap Rate + 2.20%),
4.75% , 03/24/37 ................. 1,800 2,150,171
Renault SA, 3.88%, 09/30/30
(b)
........... 1,000 1,172,268
Rivian Holdings LLC, 10.00%, 01/15/31
(f)
.... USD 17,060 15,881,077
154,056,126
Banks — 1.7%
AIB Group plc, (5-Year EURIBOR ICE Swap Rate
+ 3.71%), 6.00%
(a) (b) (j)
............... EUR 1,775 2,128,389
Banca Monte dei Paschi di Siena SpA, (5-Year
EURIBOR ICE Swap Rate + 2.15%), 4.38%,
10/02/35
(a) (b)
..................... 2,168 2,595,738
Banco Bilbao Vizcaya Argentaria SA
(a)(b)(j)
(5-Year EURIBOR ICE Swap Rate + 5.54%),
8.38% ........................ 3,400 4,426,873
(5-Year EUR Swap Annual + 4.27%), 6.88% 1,600 2,027,962
Banco Espirito Santo SA
(b)(c)(d)
2.63% , 05/08/17 ................... 10,400 2,686,227
4.75% , 01/15/18 ................... 12,300 3,176,979

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
September 30, 2025
BlackRock High Yield Portfolio
42
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Banks (continued)
4.00% , 01/21/25 ................... EUR 12,000 $ 3,099,492
Bank of America Corp.
(a)(j)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.68%), 6.63% .... USD 80,990 84,269,204
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.35%), 6.25% .... 35,230 35,680,118
Bankinter SA
(5-Year EURIBOR ICE Swap Rate + 4.71%),
7.38%
(a) (b) (j)
..................... EUR 2,200 2,804,493
Barclays plc
(a)(j)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 3.41%), 4.38% .... USD 7,990 7,665,059
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.43%), 8.00% .... 8,134 8,610,219
(USISSO05 + 5.78%), 9.63% .......... 65,065 73,865,822
(USISSO05 + 3.69%), 7.63% .......... 14,500 15,365,418
BPER Banca SpA, (5-Year EURIBOR ICE Swap
Rate + 4.35%), 6.50%
(a) (b) (j)
............ EUR 395 485,245
CaixaBank SA
(a)(b)(j)
(5-Year EUR Swap Annual + 6.35%), 5.88% 600 729,753
(5-Year EURIBOR ICE Swap Rate + 5.30%),
7.50% ........................ 1,200 1,567,923
(5-Year EURIBOR ICE Swap Rate + 3.94%),
6.25% ........................ 1,000 1,228,181
Citigroup, Inc.
(a)(j)
Series CC , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.69%),
7.13% ........................ USD 49,070 50,695,346
Series EE , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.57%),
6.75% ........................ 29,021 29,464,038
Series FF , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.73%),
6.95% ........................ 11,438 11,746,906
Series GG , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.89%),
6.88% ........................ 13,760 14,180,464
Series DD , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.76%),
7.00% ........................ 11,695 12,421,844
Commerzbank AG, (5-Year EURIBOR ICE Swap
Rate + 5.13%), 7.88%
(a) (b) (j)
............ EUR 400 530,146
Eurobank Ergasias Services & Holdings SA,
(5-Year EURIBOR ICE Swap Rate + 2.00%),
4.25%, 04/30/35
(a) (b)
................ 1,300 1,536,407
Eurobank SA, (1-Year EURIBOR ICE Swap Rate
+ 1.70%), 4.00%, 02/07/36
(a) (b)
......... 1,233 1,454,876
First-Citizens Bank & Trust Co., 6.00%, 04/01/36 USD 23,131 23,717,304
National Bank of Greece SA, (5-Year EURIBOR
ICE Swap Rate + 3.15%), 5.88%, 06/28/35
(a) (b)
EUR 2,675 3,378,565
NatWest Group plc, (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.75%), 8.13%
(a) (j)
................. USD 14,150 15,929,433
Societe Generale SA, (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
3.79%), 8.13%
(a) (f) (j)
................ 8,201 8,590,646
Toronto-Dominion Bank (The), (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.98%), 7.25%, 07/31/84
(a)
..... 27,476 28,918,215
Wells Fargo & Co., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.77%), 6.85%
(a) (j)
................. 11,962 12,570,746
467,548,031
Security
Par (000)
Par (000) Value
Biotechnology — 0.1%
Grifols SA
2.25% , 11/15/27
(b)
.................. EUR 16,848 $ 19,449,025
4.75% , 10/15/28
(f)
.................. USD 1,200 1,165,635
7.13% , 05/01/30
(b)
.................. EUR 2,218 2,743,034
23,357,694
Broadline Retail — 0.4%
ANGI Group LLC, 3.88%, 08/15/28
(f)
....... USD 6,076 5,710,529
B&M European Value Retail SA
6.50% , 11/27/31
(b)
.................. GBP 1,397 1,903,440
Getty Images, Inc., 11.25%, 02/21/30
(f)
...... USD 13,283 12,684,335
Match Group Holdings II LLC
(f)
4.63% , 06/01/28 ................... 5,285 5,191,608
4.13% , 08/01/30 ................... 2,949 2,785,309
3.63% , 10/01/31 ................... 8,128 7,366,599
6.13% , 09/15/33 ................... 25,420 25,643,315
Rakuten Group, Inc.
(f)
11.25% , 02/15/27 .................. 13,502 14,634,077
9.75% , 04/15/29 ................... 35,595 40,025,325
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.25%), 8.13%
(a) (j)
... 6,769 7,036,346
122,980,883
Building Products — 2.1%
Advanced Drainage Systems, Inc., 6.38%,
06/15/30
(f)
...................... 8,776 8,931,432
AmeriTex HoldCo Intermediate LLC, 7.63%,
08/15/33
(f)
...................... 16,425 17,094,951
Builders FirstSource, Inc.
(f)
6.38% , 03/01/34 ................... 3,116 3,209,810
6.75% , 05/15/35 ................... 12,378 12,924,273
CP Atlas Buyer, Inc., 9.75%, 07/15/30
(f)
...... 5,004 5,240,689
EMRLD Borrower LP
6.38% , 12/15/30
(b)
.................. EUR 1,929 2,366,054
6.38% , 12/15/30
(f)
.................. 9,160 11,235,383
6.63% , 12/15/30
(f)
.................. USD 156,033 160,393,966
6.75% , 07/15/31
(f)
.................. 16,873 17,525,209
HT Troplast GmbH, 9.38%, 07/15/28
(b)
...... EUR 2,163 2,652,142
JELD-WEN, Inc.
(f)
4.88% , 12/15/27 ................... USD 17,831 17,400,508
7.00% , 09/01/32 ................... 13,431 11,342,185
JH North America Holdings, Inc.
(f)
5.88% , 01/31/31 ................... 17,494 17,761,914
6.13% , 07/31/32 ................... 17,029 17,442,362
New Enterprise Stone & Lime Co., Inc.
(f)
5.25% , 07/15/28 ................... 9,760 9,669,929
9.75% , 07/15/28 ................... 13,004 13,032,860
PCF GmbH, 4.75%, 04/15/29
(b)
.......... EUR 855 774,757
Quikrete Holdings, Inc.
(f)
6.38% , 03/01/32 ................... USD 80,363 83,243,531
6.75% , 03/01/33 ................... 18,336 19,063,824
Smyrna Ready Mix Concrete LLC
(f)
6.00% , 11/01/28 ................... 1,811 1,811,576
8.88% , 11/15/31 ................... 16,941 17,888,726
Standard Building Solutions, Inc.
(f)
6.50% , 08/15/32 ................... 34,593 35,493,146
6.25% , 08/01/33 ................... 46,175 46,793,060
Standard Industries, Inc.
2.25% , 11/21/26
(b)
.................. EUR 3,687 4,298,622
4.75% , 01/15/28
(f)
.................. USD 150 148,709
4.38% , 07/15/30
(f)
.................. 23,100 22,147,809
3.38% , 01/15/31
(f)
.................. 8,765 7,937,304
Wilsonart LLC, 11.00%, 08/15/32
(f)
........ 26,186 25,490,728
593,315,459

Consolidated Schedule of Investments
(continued)
September 30, 2025
BlackRock High Yield Portfolio
Consolidated Schedule of Investments
43
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Capital Markets — 2.1%
Apollo Debt Solutions BDC
5.88% , 08/30/30
(f)
.................. USD 11,997 $ 12,207,515
6.70% , 07/29/31 ................... 10,235 10,847,171
6.55% , 03/15/32
(f)
.................. 2,716 2,850,131
Ares Strategic Income Fund
5.60% , 02/15/30 ................... 7,969 8,046,778
5.80% , 09/09/30
(f)
.................. 13,485 13,703,630
5.15% , 01/15/31
(f)
.................. 13,040 12,884,718
Bain Capital Specialty Finance, Inc., 5.95%,
03/15/30 ....................... 4,175 4,196,359
Blackstone Private Credit Fund, 6.00%, 11/22/34 40,405 41,376,619
Blue Owl Capital Corp., 6.20%, 07/15/30 .... 30,055 30,905,601
Blue Owl Capital Corp. II, 8.45%, 11/15/26 ... 6,331 6,558,657
Blue Owl Technology Finance Corp., 6.75%,
04/04/29 ....................... 3,691 3,808,061
Brookfield Finance, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.08%), 6.30%, 01/15/55
(a)
............ 38,945 38,612,721
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29
(f)
................. 6,405 5,917,277
Deutsche Bank AG
(a)(b)(j)
(5-Year EURIBOR ICE Swap Rate + 4.75%),
4.63% ........................ EUR 1,800 2,082,013
(5-Year EURIBOR ICE Swap Rate + 5.26%),
8.13% ........................ 800 1,025,735
(5-Year EURIBOR ICE Swap Rate + 4.60%),
7.13% ........................ 1,400 1,734,072
(5-Year EURIBOR ICE Swap Rate + 5.11%),
7.38% ........................ 1,600 2,024,550
Focus Financial Partners LLC, 6.75%, 09/15/31
(f)
USD 31,075 31,824,467
Goldman Sachs Group, Inc. (The)
(a)(j)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 2.46%), 6.85% .... 25,840 26,840,731
Series Y , (10-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 2.40%),
6.13% ........................ 55,358 56,183,554
HAT Holdings I LLC, 8.00%, 06/15/27
(f)
...... 3,326 3,462,641
Jane Street Group
(f)
6.13% , 11/01/32 ................... 5,479 5,553,291
6.75% , 05/01/33 ................... 9,426 9,790,167
Lehman Brothers Holdings, Inc.
5.38% , 10/17/12
(c) (d)
................. EUR 4,550 16,026
4.75% , 01/16/14
(c) (d)
................. 14,545 51,229
(3-mo. EURIBOR + 0.30%), 0.00% ,
02/05/14
(a) (c) (d)
................... 22,800 80,305
0.00% , 12/30/16 ................... USD 1,000 900
Osaic Holdings, Inc.
(f)
6.75% , 08/01/32 ................... 9,403 9,711,757
8.00% , 08/01/33 ................... 15,659 16,228,941
UBS Group AG
(a)(f)(j)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.75%), 9.25% .... 30,852 33,983,910
(USISSO05 + 3.63%), 6.85% .......... 12,345 12,729,954
(USISSO05 + 3.08%), 7.00% .......... 18,885 19,352,404
(USISSO05 + 3.12%), 6.60% .......... 18,165 18,262,201
(USISSO05 + 4.16%), 7.75% .......... 30,320 32,721,647
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.76%), 9.25% .... 36,363 43,303,497
(USISSO05 + 3.18%), 7.13% .......... 21,550 22,174,002
(USISSO05 + 3.30%), 7.00% .......... 30,195 30,781,658
571,834,890
Chemicals — 2.7%
Advancion Sciences, Inc., 9.25%, (9.25% Cash
or 10.00% PIK), 11/01/26
(f) (i)
........... 20,027 16,872,478
Avient Corp., 6.25%, 11/01/31
(f)
.......... 5,058 5,136,518
Security
Par (000)
Par (000) Value
Chemicals (continued)
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(f)
................. USD 20,473 $ 21,419,252
Axalta Coating Systems LLC, 3.38%, 02/15/29
(f)
13,666 12,947,227
Celanese US Holdings LLC, 6.75%, 04/15/33 .. 13,403 13,346,452
Chemours Co. (The)
5.38% , 05/15/27 ................... 26,397 26,375,189
5.75% , 11/15/28
(f)
.................. 27,098 26,430,704
8.00% , 01/15/33
(f)
.................. 11,415 11,354,094
Element Solutions, Inc., 3.88%, 09/01/28
(f)
.... 86,959 84,274,732
FIS Fabbrica Italiana Sintetici SpA, 5.63%,
08/01/27
(b)
...................... EUR 1,000 1,182,931
HB Fuller Co., 4.25%, 10/15/28 .......... USD 4,039 3,927,438
Herens Holdco SARL, 4.75%, 05/15/28
(f)
..... 11,133 9,753,500
INEOS Styrolution Ludwigshafen GmbH, 2.25%,
01/16/27
(b)
...................... EUR 400 460,647
Ingevity Corp., 3.88%, 11/01/28
(f)
......... USD 4,329 4,159,428
Inversion Escrow Issuer LLC, 6.75%, 08/01/32
(f)
43,768 43,116,456
Itelyum Regeneration SpA, 5.75%, 04/15/30
(b)
. EUR 777 928,104
Kronos International, Inc.
(b)
9.50% , 03/15/29 ................... 2,658 3,288,578
9.50% , 03/15/29 ................... 613 758,427
Lune Holdings SARL, 5.63%, 11/15/28
(b)
..... 1,874 679,596
Mativ Holdings, Inc., 8.00%, 10/01/29
(f)
...... USD 9,523 9,428,334
Maxam Prill SARL, 6.00%, 07/15/30
(b)
...... EUR 3,355 3,998,874
Methanex US Operations, Inc., 6.25%, 03/15/32
(f)
USD 7,063 7,186,376
Minerals Technologies, Inc., 5.00%, 07/01/28
(f)
. 7,620 7,467,642
Olympus Water US Holding Corp.
9.63% , 11/15/28
(b)
.................. EUR 2,525 3,109,200
9.75% , 11/15/28
(f)
.................. USD 45,331 47,574,885
5.38% , 10/01/29
(b)
.................. EUR 1,126 1,253,786
6.25% , 10/01/29
(f)
.................. USD 15,650 15,196,086
7.25% , 06/15/31
(f)
.................. 61,318 62,162,655
6.13% , 02/15/33
(b)
.................. EUR 1,536 1,807,634
7.25% , 02/15/33
(f)
.................. USD 63,648 63,714,292
Qnity Electronics, Inc.
(f)
5.75% , 08/15/32 ................... 20,488 20,644,257
6.25% , 08/15/33 ................... 15,831 16,166,396
Scotts Miracle-Gro Co. (The)
4.50% , 10/15/29 ................... 2,027 1,969,345
4.00% , 04/01/31 ................... 3,126 2,884,798
4.38% , 02/01/32 ................... 3,362 3,104,180
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(f)
...................... 28,825 28,212,687
Solstice Advanced Materials, Inc., 5.63%,
09/30/33
(f)
...................... 30,197 30,296,767
WR Grace Holdings LLC
(f)
4.88% , 06/15/27 ................... 8,111 8,060,699
5.63% , 08/15/29 ................... 89,608 83,290,439
7.38% , 03/01/31 ................... 13,552 13,820,451
6.63% , 08/15/32 ................... 34,388 34,002,167
751,763,701
Commercial Services & Supplies — 3.7%
ADT Security Corp. (The)
(f)
4.88% , 07/15/32 ................... 7,300 7,069,660
5.88% , 10/15/33 ................... 32,958 32,958,000
Allied Universal Holdco LLC
4.63% , 06/01/28
(f)
.................. 93,898 92,055,653
4.88% , 06/01/28
(b)
.................. GBP 3,573 4,697,735
6.00% , 06/01/29
(f)
.................. USD 75,484 74,204,841
6.88% , 06/15/30
(f)
.................. 51,556 52,990,804
7.88% , 02/15/31
(f)
.................. 136,097 142,697,122
Amber Finco plc, 6.63%, 07/15/29
(b)
........ EUR 3,278 4,045,023
APCOA Group GmbH, 6.00%, 04/15/31
(b)
.... 2,568 3,052,864
APi Group DE, Inc.
(f)
4.13% , 07/15/29 ................... USD 10,298 9,925,329

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
September 30, 2025
BlackRock High Yield Portfolio
44
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
4.75% , 10/15/29 ................... USD 6,702 $ 6,570,037
Aramark Services, Inc., 5.00%, 02/01/28
(f)
.... 10,373 10,324,086
Arena Luxembourg Finance SARL, (3-mo.
EURIBOR at 0.00% Floor + 2.50%), 4.52%,
05/01/30
(a) (b)
..................... EUR 1,136 1,341,984
Brink's Co. (The)
(f)
4.63% , 10/15/27 ................... USD 304 301,019
6.50% , 06/15/29 ................... 9,747 10,030,628
6.75% , 06/15/32 ................... 26,596 27,663,696
Clean Harbors, Inc., 5.13%, 07/15/29
(f)
...... 2,198 2,179,734
Currenta Group Holdings SARL
(b)
5.50% , 05/15/30 ................... EUR 1,463 1,760,234
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.04% , 05/15/32
(a)
................ 925 1,094,616
Deluxe Corp., 8.13%, 09/15/29
(f)
.......... USD 8,581 8,960,417
Garda World Security Corp.
(f)
4.63% , 02/15/27 ................... 18,305 18,166,114
7.75% , 02/15/28 ................... 25,383 26,020,215
6.00% , 06/01/29 ................... 4,026 3,991,473
8.25% , 08/01/32 ................... 47,500 49,238,168
8.38% , 11/15/32 ................... 68,991 71,614,497
GFL Environmental, Inc.
(f)
4.00% , 08/01/28 ................... 11,119 10,855,263
4.75% , 06/15/29 ................... 30,488 30,070,827
4.38% , 08/15/29 ................... 13,187 12,865,361
6.75% , 01/15/31 ................... 22,975 24,041,515
Luna 1.5 SARL
(i)
10.50% , ( 10.50 % Cash or 10.50 % PIK),
07/01/32
(f)
..................... EUR 7,695 9,246,094
10.50% , ( 10.50 % Cash or 11.25 % PIK),
07/01/32
(b)
..................... 1,091 1,310,915
Luna 2.5 SARL, 5.50%, 07/01/32
(b)
........ 656 783,557
Madison IAQ LLC
(f)
4.13% , 06/30/28 ................... USD 5,948 5,805,013
5.88% , 06/30/29 ................... 38,970 38,498,472
Prime Security Services Borrower LLC, 6.25%,
01/15/28
(f)
...................... 21,609 21,590,077
Raven Acquisition Holdings LLC, 6.88%,
11/15/31
(f)
...................... 22,820 23,451,384
Reworld Holding Corp., 4.88%, 12/01/29
(f)
.... 5,084 4,781,338
RR Donnelley & Sons Co., 9.50%, 08/01/29
(f)
.. 43,413 44,492,464
Techem Verwaltungsgesellschaft 675 mbH
(b)
4.63% , 07/15/32 ................... EUR 500 588,291
(3-mo. EURIBOR at 0.00% Floor + 3.00%),
4.96% , 07/15/32
(a)
................ 326 385,597
Verisure Holding AB, 9.25%, 10/15/27
(b)
..... 1,046 1,259,137
Veritiv Operating Co., 10.50%, 11/30/30
(f)
.... USD 7,559 8,112,530
Waste Pro USA, Inc., 7.00%, 02/01/33
(f)
..... 75,663 78,371,508
Williams Scotsman, Inc.
(f)
4.63% , 08/15/28 ................... 614 603,679
6.63% , 06/15/29 ................... 2,344 2,397,572
6.63% , 04/15/30 ................... 22,796 23,463,125
7.38% , 10/01/31 ................... 9,234 9,643,454
Wrangler Holdco Corp., 6.63%, 04/01/32
(f)
.... 12,881 13,431,006
1,029,002,128
Communications Equipment — 0.2%
(f)
CommScope LLC, 4.75%, 09/01/29 ........ 58,164 57,790,587
Viavi Solutions, Inc., 3.75%, 10/01/29 ...... 8,063 7,602,036
65,392,623
Construction & Engineering — 0.6%
AECOM, 6.00%, 08/01/33
(f)
............. 51,741 52,899,481
Arcosa, Inc.
(f)
4.38% , 04/15/29 ................... 15,233 14,812,358
6.88% , 08/15/32 ................... 8,826 9,218,695
Security
Par (000)
Par (000) Value
Construction & Engineering (continued)
Brand Industrial Services, Inc., 10.38%,
08/01/30
(f)
...................... USD 63,991 $ 63,787,054
Dycom Industries, Inc., 4.50%, 04/15/29
(f)
.... 5,838 5,701,648
Heathrow Finance plc
(b)
3.88% , 03/01/27
(k)
.................. GBP 272 357,659
4.13% , 09/01/29
(k)
.................. 817 1,021,566
6.63% , 03/01/31 ................... 1,729 2,336,458
Pike Corp., 8.63%, 01/31/31
(f)
........... USD 5,328 5,715,596
155,850,515
Consumer Finance — 1.3%
Azorra Finance Ltd.
(f)
7.75% , 04/15/30 ................... 13,105 13,743,869
7.25% , 01/15/31 ................... 8,356 8,701,027
Bread Financial Holdings, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.30%), 8.38%, 06/15/35
(a) (f)
.... 3,043 3,124,671
GGAM Finance Ltd.
(f)
8.00% , 06/15/28 ................... 5,162 5,463,740
6.88% , 04/15/29 ................... 16,024 16,617,064
5.88% , 03/15/30 ................... 18,921 19,181,164
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(f)
...................... 25,451 26,243,035
Navient Corp.
9.38% , 07/25/30 ................... 17,617 19,471,524
7.88% , 06/15/32 ................... 19,563 20,585,323
OneMain Finance Corp.
6.63% , 05/15/29 ................... 18,709 19,230,439
5.38% , 11/15/29 ................... 17,353 17,156,264
7.88% , 03/15/30 ................... 15,128 16,007,769
6.13% , 05/15/30 ................... 24,244 24,551,535
4.00% , 09/15/30 ................... 9,679 8,997,174
7.50% , 05/15/31 ................... 9,706 10,146,282
7.13% , 11/15/31 ................... 13,283 13,774,245
6.75% , 03/15/32 ................... 28,373 28,898,496
7.13% , 09/15/32 ................... 16,160 16,693,891
6.50% , 03/15/33 ................... 31,287 31,336,433
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(f)
31,786 33,817,570
Volkswagen International Finance NV
(a)(b)(j)
(5-Year EURIBOR ICE Swap Rate + 3.17%),
5.49% ........................ EUR 300 363,566
(EUAMDB08 + 3.49%), 5.99% ......... 900 1,096,556
355,201,637
Consumer Staples Distribution & Retail — 0.6%
Albertsons Cos., Inc., 6.25%, 03/15/33
(f)
..... USD 15,674 16,029,800
Bellis Acquisition Co. plc
(b)
8.13% , 05/14/30 ................... GBP 2,170 2,792,898
8.00% , 07/01/31 ................... EUR 2,311 2,753,589
Boots Group Finco LP
5.38% , 08/31/32
(f)
.................. 26,690 32,236,436
5.38% , 08/31/32
(b)
.................. 839 1,013,352
7.38% , 08/31/32
(f)
.................. GBP 11,670 15,988,837
7.38% , 08/31/32
(b)
.................. 407 557,623
ELO SACA, 2.88%, 01/29/26
(b)
........... EUR 500 584,471
KeHE Distributors LLC, 9.00%, 02/15/29
(f)
.... USD 11,150 11,731,506
Lion/Polaris Lux 4 SA, (3-mo. EURIBOR at
0.00% Floor + 3.63%), 5.56%, 07/01/29
(a) (b)
.. EUR 1,208 1,434,038
Market Bidco Finco plc, 6.75%, 01/31/31
(b)
... 1,822 2,112,334
New Immo Holding SA
(b)
3.25% , 07/23/27 ................... 1,800 2,082,353
5.88% , 04/17/28 ................... 200 242,450
4.88% , 12/08/28 ................... 1,400 1,663,241
Ocado Group plc
(b)
6.25% , 08/06/29
(l)
.................. GBP 1,100 1,332,661
11.00% , 06/15/30 .................. 1,214 1,640,378

Consolidated Schedule of Investments
(continued)
September 30, 2025
BlackRock High Yield Portfolio
Consolidated Schedule of Investments
45
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
Performance Food Group, Inc.
(f)
4.25% , 08/01/29 ................... USD 4,029 $ 3,913,716
6.13% , 09/15/32 ................... 31,914 32,689,861
Picard Groupe SAS, 6.38%, 07/01/29
(b)
..... EUR 651 799,612
United Natural Foods, Inc., 6.75%, 10/15/28
(f)
.. USD 19,961 19,959,417
US Foods, Inc.
(f)
4.75% , 02/15/29 ................... 1,219 1,200,771
7.25% , 01/15/32 ................... 14,304 14,975,458
167,734,802
Containers & Packaging — 2.6%
Ardagh Metal Packaging Finance USA LLC
6.00% , 06/15/27
(f)
.................. 24,156 24,150,174
3.00% , 09/01/29
(b)
.................. EUR 5,083 5,501,672
4.00% , 09/01/29
(f)
.................. USD 87,836 81,293,681
Ardagh Packaging Finance plc
2.13% , 08/15/26
(b)
.................. EUR 15,368 17,554,107
4.13% , 08/15/26
(f)
.................. USD 54,558 52,375,680
Ball Corp.
4.25% , 07/01/32 ................... EUR 11,767 14,130,267
5.50% , 09/15/33
(f)
.................. USD 14,562 14,718,526
Clydesdale Acquisition Holdings, Inc.
(f)
6.63% , 04/15/29 ................... 22,654 22,912,052
6.88% , 01/15/30 ................... 41,864 42,944,476
8.75% , 04/15/30 ................... 20,927 21,497,114
6.75% , 04/15/32 ................... 54,464 55,872,439
Crown Americas LLC, 5.88%, 06/01/33
(f)
..... 39,270 39,667,066
Fiber Midco SpA
10.00% , ( 10.00 % Cash or 10.75 % PIK),
06/15/29
(b) (i)
.................... EUR 1,102 1,196,032
Graphic Packaging International LLC, 2.63%,
02/01/29
(b)
...................... 4,253 4,834,293
Kleopatra Finco SARL
(b)
4.25% , 03/01/26 ................... 1,620 1,070,638
4.25% , 03/01/26 ................... 1,329 878,320
9.00% , 09/01/29
(a)
.................. 1,134 130,395
LABL, Inc.
(f)
5.88% , 11/01/28 ................... USD 4,443 3,442,460
9.50% , 11/01/28 ................... 31,443 26,712,023
8.63% , 10/01/31 ................... 12,130 8,911,107
Mauser Packaging Solutions Holding Co.
(f)
7.88% , 04/15/27 ................... 183,359 185,156,469
9.25% , 04/15/27 ................... 16,185 16,222,031
OI European Group BV
6.25% , 05/15/28
(f)
.................. EUR 3,358 4,068,959
5.25% , 06/01/29
(b)
.................. 1,747 2,111,188
Owens-Brockway Glass Container, Inc., 6.63%,
05/13/27
(f)
...................... USD 1,272 1,269,647
Sealed Air Corp.
(f)
4.00% , 12/01/27 ................... 5,348 5,248,478
7.25% , 02/15/31 ................... 6,556 6,879,329
6.50% , 07/15/32 ................... 10,389 10,759,981
Silgan Holdings, Inc., 4.25%, 02/15/31
(f)
..... EUR 22,470 26,487,329
Trivium Packaging Finance BV
6.63% , 07/15/30
(f)
.................. 6,040 7,454,426
6.63% , 07/15/30
(b)
.................. 6,623 8,173,951
8.25% , 07/15/30
(f)
.................. USD 12,368 13,193,490
12.25% , 01/15/31
(f)
................. 7,498 8,115,393
734,933,193
Distributors — 0.2%
(f)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............... 1,197 1,135,703
Gates Corp., 6.88%, 07/01/29 ........... 18,615 19,315,855
Resideo Funding, Inc.
4.00% , 09/01/29 ................... 3,756 3,587,769
Security
Par (000)
Par (000) Value
Distributors (continued)
6.50% , 07/15/32 ................... USD 24,611 $ 25,223,937
49,263,264
Diversified Consumer Services — 0.8%
Belron UK Finance plc, 5.75%, 10/15/29
(f)
.... 43,598 44,166,256
Pachelbel Bidco SpA
(b)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.27% , 05/17/31
(a)
................ EUR 863 1,020,761
7.13% , 05/17/31 ................... 2,290 2,896,723
Service Corp. International
3.38% , 08/15/30 ................... USD 4,902 4,542,033
4.00% , 05/15/31 ................... 20,862 19,669,609
5.75% , 10/15/32 ................... 67,765 68,651,231
Sotheby's
(f)
7.38% , 10/15/27 ................... 37,331 37,225,798
5.88% , 06/01/29 ................... 10,717 9,765,129
Wand NewCo 3, Inc., 7.63%, 01/30/32
(f)
..... 29,986 31,593,849
219,531,389
Diversified REITs — 0.5%
Digital Realty Trust LP, 1.88%, 11/15/29
(f) (l)
.... 5,773 6,061,650
Global Net Lease, Inc., 3.75%, 12/15/27
(f)
.... 4,484 4,352,185
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32
(f)
.............. 14,182 13,664,937
Unibail-Rodamco-Westfield SE, (5-Year
EURIBOR ICE Swap Rate + 2.43%),
4.75%
(a) (b) (j)
..................... EUR 2,000 2,385,100
Uniti Group LP, 10.50%, 02/15/28
(f)
........ USD 95,691 100,781,761
127,245,633
Diversified Telecommunication Services — 4.8%
Altice Financing SA
(f)
5.00% , 01/15/28 ................... 11,161 8,677,678
5.75% , 08/15/29 ................... 38,460 28,941,150
Altice France SA
3.38% , 01/15/28
(b)
.................. EUR 3,743 3,779,244
4.13% , 01/15/29
(b)
.................. 378 382,768
5.13% , 01/15/29
(f)
.................. USD 19,166 16,482,760
5.13% , 07/15/29
(f)
.................. 95,904 81,902,016
4.25% , 10/15/29
(b)
.................. EUR 385 392,005
5.50% , 10/15/29
(f)
.................. USD 34,463 29,808,301
British Telecommunications plc, (5-Year U.K.
Government Bonds Note Generic Bid Yield +
3.82%), 8.38%, 12/20/83
(a) (b)
........... GBP 1,835 2,648,084
CCO Holdings LLC
5.38% , 06/01/29
(f)
.................. USD 13,241 13,152,703
6.38% , 09/01/29
(f)
.................. 50,534 51,228,135
4.75% , 03/01/30
(f)
.................. 8,289 7,953,851
4.50% , 08/15/30
(f)
.................. 7,671 7,244,605
4.25% , 02/01/31
(f)
.................. 22,599 20,818,906
7.38% , 03/01/31
(f)
.................. 69,708 71,923,669
4.75% , 02/01/32
(f)
.................. 23,325 21,570,069
4.50% , 05/01/32 ................... 3,931 3,577,470
4.50% , 06/01/33
(f)
.................. 6,639 5,902,475
4.25% , 01/15/34
(f)
.................. 71,120 61,487,717
Digi Romania SA, 3.25%, 02/05/28
(b)
....... EUR 900 1,039,475
eircom Finance DAC, 5.00%, 04/30/31
(b)
..... 2,790 3,355,108
Fibercop SpA
4.75% , 06/30/30
(b)
.................. 1,761 2,100,042
5.13% , 06/30/32
(b)
.................. 410 489,261
Series 2033 , 6.38% , 11/15/33
(f)
......... USD 5,637 5,594,598
Series 2034 , 6.00% , 09/30/34
(f)
......... 11,006 10,490,498
7.20% , 07/18/36
(f)
.................. 12,914 13,009,278
7.72% , 06/04/38
(f)
.................. 6,228 6,302,904
5.25% , 03/17/55 ................... EUR 400 412,836
Frontier Communications Holdings LLC
5.88% , 10/15/27
(f)
.................. USD 14,491 14,482,247

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
September 30, 2025
BlackRock High Yield Portfolio
46
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
5.00% , 05/01/28
(f)
.................. USD 28,027 $ 27,963,965
6.75% , 05/01/29
(f)
.................. 7,956 8,035,361
5.88% , 11/01/29 ................... 13,081 13,218,860
6.00% , 01/15/30
(f)
.................. 17,055 17,255,618
8.75% , 05/15/30
(f)
.................. 76,322 79,729,396
8.63% , 03/15/31
(f)
.................. 28,421 29,963,152
Iliad SA
(b)
5.38% , 02/15/29 ................... EUR 1,000 1,239,375
4.25% , 01/09/32 ................... 1,600 1,888,677
Kaixo Bondco Telecom SA, 5.13%, 09/30/29
(b)
. 1,487 1,767,087
Level 3 Financing, Inc.
(f)
3.63% , 01/15/29 ................... USD 4,415 3,820,971
4.88% , 06/15/29 ................... 59,098 55,557,560
4.50% , 04/01/30 ................... 32,735 29,911,432
3.88% , 10/15/30 ................... 8,373 7,310,412
4.00% , 04/15/31 ................... 4,003 3,441,376
6.88% , 06/30/33 ................... 144,263 147,030,134
7.00% , 03/31/34 ................... 137,347 139,724,351
Lorca Telecom Bondco SA
(b)
4.00% , 09/18/27 ................... EUR 2,788 3,272,990
5.75% , 04/30/29 ................... 2,060 2,517,010
Lumen Technologies, Inc.
(f)
4.13% , 04/15/30 ................... USD 10,451 10,242,117
10.00% , 10/15/32 .................. 14,763 14,935,365
Maya SAS
5.38% , 04/15/30
(b)
.................. EUR 392 470,058
7.00% , 04/15/32
(f)
.................. USD 26,651 27,178,796
Sable International Finance Ltd., 7.13%,
10/15/32
(f)
...................... 28,501 28,872,226
TalkTalk Telecom Group Ltd., 8.25%, 02/29/28
(b)
GBP 972 897,374
Telecom Italia Capital SA, 7.72%, 06/04/38 ... USD 27,489 30,452,100
Virgin Media Secured Finance plc
5.25% , 05/15/29
(b)
.................. GBP 777 1,019,933
4.25% , 01/15/30
(b)
.................. 1,584 1,975,737
4.13% , 08/15/30
(b)
.................. 835 1,025,072
4.50% , 08/15/30
(f)
.................. USD 2,507 2,363,702
Windstream Services LLC
(f)
8.25% , 10/01/31 ................... 78,327 81,137,090
7.50% , 10/15/33 ................... 25,580 25,573,093
Zayo Group Holdings, Inc.
(a)(f)
6.25% , 03/09/30 ................... 35,586 34,073,524
9.00% , 09/09/30 ................... 15,777 14,947,638
1,343,961,405
Electric Utilities — 1.7%
Alpha Generation LLC, 6.75%, 10/15/32
(f)
.... 18,586 19,186,151
California Buyer Ltd.
5.63% , 02/15/32
(b)
.................. EUR 2,053 2,508,426
6.38% , 02/15/32
(f)
.................. USD 15,151 15,528,730
ContourGlobal Power Holdings SA
5.00% , 02/28/30
(b)
.................. EUR 1,463 1,758,232
6.75% , 02/28/30
(f)
.................. USD 27,469 28,533,149
Duke Energy Corp., (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.59%), 6.45%, 09/01/54
(a)
............ 8,871 9,370,242
EDP SA, (5-Year EURIBOR ICE Swap Rate +
2.05%), 4.75%, 05/29/54
(a) (b)
........... EUR 1,700 2,065,238
NextEra Energy Capital Holdings, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75% ,
06/15/54 ...................... USD 9,389 10,090,649
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 6.38% ,
08/15/55 ...................... 16,990 17,641,754
NRG Energy, Inc.
(f)
5.75% , 07/15/29 ................... 5,972 5,979,145
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
6.00% , 02/01/33 ................... USD 54,984 $ 55,840,156
5.75% , 01/15/34 ................... 44,029 43,984,061
6.25% , 11/01/34 ................... 44,345 45,457,661
6.00% , 01/15/36 ................... 117,430 117,446,866
Pattern Energy Operations LP, 4.50%, 08/15/28
(f)
2,273 2,215,330
Vistra Operations Co. LLC
(f)
7.75% , 10/15/31 ................... 16,229 17,173,398
6.88% , 04/15/32 ................... 18,276 19,114,444
XPLR Infrastructure Operating Partners LP,
8.38%, 01/15/31
(f)
................. 46,979 49,233,992
463,127,624
Electrical Equipment — 0.1%
Prysmian SpA, (5-Year EURIBOR ICE Swap
Rate + 3.01%), 5.25%
(a) (b) (j)
............ EUR 1,919 2,350,196
Sensata Technologies BV, 4.00%, 04/15/29
(f)
.. USD 4,683 4,494,146
Vertiv Group Corp., 4.13%, 11/15/28
(f)
...... 21,223 20,723,823
27,568,165
Electronic Equipment, Instruments & Components — 0.4%
(f)
Coherent Corp., 5.00%, 12/15/29 ......... 17,674 17,430,167
Insight Enterprises, Inc., 6.63%, 05/15/32 .... 11,819 12,118,021
Sensata Technologies, Inc.
4.38% , 02/15/30 ................... 34,122 32,933,053
3.75% , 02/15/31 ................... 5,654 5,217,956
6.63% , 07/15/32 ................... 33,493 34,657,820
Zebra Technologies Corp., 6.50%, 06/01/32 ... 6,766 6,949,196
109,306,213
Energy Equipment & Services — 1.7%
Archrock Partners LP
(f)
6.88% , 04/01/27 ................... 1,146 1,146,052
6.25% , 04/01/28 ................... 40,491 40,546,999
6.63% , 09/01/32 ................... 31,038 31,838,222
Deepocean Ltd., 6.00%, 04/08/31
(b)
........ EUR 668 794,861
Diamond Foreign Asset Co., 8.50%, 10/01/30
(f)
. USD 5,779 6,123,925
Enerflex Ltd., 9.00%, 10/15/27
(f)
.......... 5,010 5,101,062
Kodiak Gas Services LLC
(f)
7.25% , 02/15/29 ................... 37,653 39,071,202
6.50% , 10/01/33 ................... 23,167 23,588,080
6.75% , 10/01/35 ................... 17,503 17,971,315
Nabors Industries, Inc., 7.38%, 05/15/27
(f)
.... 6,554 6,653,018
Noble Finance II LLC, 8.00%, 04/15/30
(f)
..... 5,522 5,715,596
Oceaneering International, Inc., 6.00%, 02/01/28 4,248 4,300,539
OEG Finance plc, 7.25%, 09/27/29
(b)
....... EUR 3,228 3,961,051
Star Holding LLC, 8.75%, 08/01/31
(f)
....... USD 16,420 16,291,996
Tidewater, Inc., 9.13%, 07/15/30
(f)
......... 15,133 16,229,382
Transocean International Ltd.
(f)
8.00% , 02/01/27 ................... 24,193 24,159,363
8.25% , 05/15/29 ................... 12,370 12,195,165
8.75% , 02/15/30 ................... 16,961 17,845,347
8.50% , 05/15/31 ................... 7,860 7,703,041
7.88% , 10/15/32 ................... 14,213 14,213,000
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(f)
...................... 325 333,435
USA Compression Partners LP
(f)
7.13% , 03/15/29 ................... 20,767 21,417,505
6.25% , 10/01/33 ................... 40,714 40,869,740
Valaris Ltd., 8.38%, 04/30/30
(f)
........... 29,929 31,061,641
Vallourec SACA, 7.50%, 04/15/32
(f)
........ 19,774 21,068,505
Weatherford International Ltd.
(f)
8.63% , 04/30/30 ................... 30,088 30,757,488
6.75% , 10/15/33 ................... 36,586 36,611,450
477,568,980

Consolidated Schedule of Investments
(continued)
September 30, 2025
BlackRock High Yield Portfolio
Consolidated Schedule of Investments
47
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Entertainment — 0.6%
Banijay Entertainment SAS, 7.00%, 05/01/29
(b)
. EUR 2,238 $ 2,724,181
Cinemark USA, Inc., 7.00%, 08/01/32
(f)
...... USD 2,620 2,723,105
Electronic Arts, Inc., 2.95%, 02/15/51 ....... 11,560 10,025,217
Live Nation Entertainment, Inc.
(f)
4.75% , 10/15/27 ................... 11,849 11,770,598
3.75% , 01/15/28 ................... 6,495 6,336,891
Odeon Finco plc, 12.75%, 11/01/27
(f)
....... 17,241 17,857,383
Pinewood Finco plc
(b)
3.63% , 11/15/27 ................... GBP 311 405,670
6.00% , 03/27/30 ................... 3,314 4,482,696
Playtika Holding Corp., 4.25%, 03/15/29
(f)
.... USD 4,614 4,235,975
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30
(f)
13,501 12,803,538
Warnermedia Holdings, Inc., 5.05%, 03/15/42 . 133,789 106,806,435
180,171,689
Financial Services — 3.8%
Apollo Global Management, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.17%), 6.00%, 12/15/54
(a)
..... 23,856 23,698,674
Block, Inc.
2.75% , 06/01/26 ................... 16,670 16,450,998
5.63% , 08/15/30
(f)
.................. 25,170 25,501,690
6.50% , 05/15/32 ................... 94,665 97,978,843
6.00% , 08/15/33
(f)
.................. 38,713 39,643,661
Boost Newco Borrower LLC, 7.50%, 01/15/31
(f)
. 65,105 69,069,504
Bracken MidCo1 plc, 6.75%, (6.75% Cash or
7.50% PIK), 11/01/27
(b) (i)
............. GBP 1,674 2,242,542
Corebridge Financial, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.65%), 6.38%, 09/15/54
(a)
............ USD 15,828 16,245,843
CrossCountry Intermediate HoldCo LLC, 6.50%,
10/01/30
(f)
...................... 17,934 17,999,992
Encore Issuances SA, Series 155, (3-mo.
EURIBOR + 10.00%), 2.13%, 11/06/25
(a) (b)
.. EUR 347 399,654
Fidelity Grand Harbour CLO DAC, Series 2023-
2X, Class D, (3-mo. EURIBOR at 4.10% Floor
+ 4.10%), 6.13%, 04/15/38
(a) (b)
......... 469 550,983
Freedom Mortgage Holdings LLC
(f)
9.25% , 02/01/29 ................... USD 11,674 12,283,098
9.13% , 05/15/31 ................... 24,265 25,807,089
8.38% , 04/01/32 ................... 9,030 9,464,795
Garfunkelux Holdco 3 SA, 9.00%, 09/01/28
(b)
.. EUR 1,524 1,818,887
Garfunkelux Holdco 4 SA, 10.50%, (10.50%
Cash or 10.50% PIK), 05/01/30
(b) (i)
....... 210 18,864
HA Sustainable Infrastructure Capital, Inc.,
6.38%, 07/01/34 .................. USD 10,546 10,732,952
Intrum Investments & Financing AB
(b)
7.75% , 09/11/27 ................... EUR 666 721,674
8.00% , 09/11/27 ................... 1,371 1,636,994
Series 1 , 7.75% , 09/11/28
(f)
............ 1,832 1,899,077
8.50% , 09/11/29 ................... 833 856,228
ION Platform Finance SARL
(b)
6.50% , 09/30/30 ................... 1,099 1,290,281
6.88% , 09/30/32 ................... 846 993,246
ION Platform Finance US, Inc., 7.88%, 09/30/32
(f)
USD 71,604 71,133,562
Jefferies Finance LLC
(f)
5.00% , 08/15/28 ................... 19,778 19,109,201
6.63% , 10/15/31 ................... 5,397 5,432,937
Midcap Financial Issuer Trust
(f)
6.50% , 05/01/28 ................... 24,807 24,637,097
5.63% , 01/15/30 ................... 22,020 20,762,878
Nationstar Mortgage Holdings, Inc.
(f)
6.00% , 01/15/27 ................... 76 76,000
6.50% , 08/01/29 ................... 33,598 34,467,785
5.13% , 12/15/30 ................... 5,705 5,755,204
5.75% , 11/15/31 ................... 9,639 9,740,238
Security
Par (000)
Par (000) Value
Financial Services (continued)
7.13% , 02/01/32 ................... USD 50,627 $ 52,844,615
Nationwide Building Society
(a)(b)(j)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 5.63%), 5.75% ..... GBP 1,110 1,485,375
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.85%), 7.50% ..... 2,240 3,088,432
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.59%), 7.88% ..... 325 452,740
PennyMac Financial Services, Inc.
(f)
7.88% , 12/15/29 ................... USD 8,777 9,315,004
7.13% , 11/15/30 ................... 13,269 13,816,506
6.88% , 05/15/32 ................... 19,645 20,356,090
6.75% , 02/15/34 ................... 12,120 12,363,442
PRA Group Europe Holding II SARL, 6.25%,
09/30/32
(b)
...................... EUR 2,777 3,204,086
ProGroup AG
(b)
5.13% , 04/15/29 ................... 984 1,175,876
5.38% , 04/15/31 ................... 1,433 1,698,767
Rocket Cos., Inc.
(f)
6.13% , 08/01/30 ................... USD 85,789 88,046,966
6.38% , 08/01/33 ................... 72,970 75,313,359
Rocket Mortgage LLC
(f)
2.88% , 10/15/26 ................... 22,344 21,886,599
3.88% , 03/01/31 ................... 2,642 2,467,215
4.00% , 10/15/33 ................... 2,313 2,112,425
Shift4 Payments LLC
6.75% , 08/15/32
(f)
.................. 75,590 78,151,821
5.50% , 05/15/33
(b)
.................. EUR 1,055 1,289,720
5.50% , 05/15/33
(f)
.................. 19,120 23,373,886
Shift4 Payments, Inc., 0.00%, 12/15/25
(l) (m)
... USD 2,000 2,052,000
Stena International SA
7.25% , 01/15/31
(b)
.................. 2,829 2,884,219
7.25% , 01/15/31
(f)
.................. 826 842,123
Titanium 2l Bondco SARL, 6.25%, (6.25% Cash
or 6.25% PIK), 01/14/31
(i)
............ EUR 5,120 1,281,924
UWM Holdings LLC
(f)
6.63% , 02/01/30 ................... USD 29,166 29,670,081
6.25% , 03/15/31 ................... 12,871 12,809,700
Walker & Dunlop, Inc., 6.63%, 04/01/33
(f)
.... 10,619 10,859,485
WEX, Inc., 6.50%, 03/15/33
(f)
............ 27,938 28,532,604
Worldline SA
(b)
0.00% , 07/30/26
(l) (m)
................. EUR 172 192,211
0.88% , 06/30/27 ................... 1,200 1,186,643
5.25% , 11/27/29 ................... 400 363,515
5.50% , 06/10/30 ................... 300 272,983
1,071,810,883
Food Products — 1.2%
B&G Foods, Inc., 8.00%, 09/15/28
(f)
........ USD 5,501 5,329,984
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(f) (i)
............. 96,146 97,246,467
Chobani LLC
(f)
4.63% , 11/15/28 ................... 41,717 41,251,092
7.63% , 07/01/29 ................... 68,963 71,910,961
Darling Global Finance BV
4.50% , 07/15/32
(b)
.................. EUR 1,780 2,109,928
4.50% , 07/15/32
(f)
.................. 13,375 15,854,093
Darling Ingredients, Inc., 6.00%, 06/15/30
(f)
... USD 10,861 10,964,842
Fiesta Purchaser, Inc.
(f)
7.88% , 03/01/31 ................... 1,162 1,226,297
9.63% , 09/15/32 ................... 5,820 6,283,225
Froneri Lux FinCo SARL, 4.75%, 08/01/32
(b)
.. EUR 1,361 1,611,957
Irca SpA, (3-mo. EURIBOR at 0.00% Floor +
3.75%), 5.76%, 12/15/29
(a) (b)
........... 1,000 1,182,508
Lamb Weston Holdings, Inc.
(f)
4.88% , 05/15/28 ................... USD 5,545 5,524,897

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
September 30, 2025
BlackRock High Yield Portfolio
48
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Food Products (continued)
4.13% , 01/31/30 ................... USD 5,961 $ 5,723,892
4.38% , 01/31/32 ................... 21,227 20,062,093
Post Holdings, Inc.
(f)
4.63% , 04/15/30 ................... 1,289 1,242,612
4.50% , 09/15/31 ................... 2,107 1,968,463
6.25% , 02/15/32 ................... 1,327 1,364,260
6.38% , 03/01/33 ................... 23,576 23,795,469
6.25% , 10/15/34 ................... 19,615 19,778,256
Simmons Foods, Inc., 4.63%, 03/01/29
(f)
..... 6,955 6,667,539
Tereos Finance Groupe I SA
(b)
4.75% , 04/30/27 ................... EUR 252 297,172
7.25% , 04/15/28 ................... 1,933 2,335,050
343,731,057
Gas Utilities — 0.1%
(f)
AltaGas Ltd., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 3.57%),
7.20%, 10/15/54
(a)
................. USD 14,809 15,318,622
AmeriGas Partners LP, 9.50%, 06/01/30 ..... 9,129 9,556,953
Suburban Propane Partners LP, 5.00%, 06/01/31 1,615 1,536,656
26,412,231
Ground Transportation — 0.5%
Albion Financing 1 SARL
5.38% , 05/21/30
(b)
.................. EUR 1,542 1,878,036
7.00% , 05/21/30
(f)
.................. USD 34,219 35,392,711
BCP V Modular Services Finance II plc
(b)
4.75% , 11/30/28 ................... EUR 2,068 2,324,299
6.13% , 11/30/28 ................... GBP 1,929 2,422,006
6.50% , 07/10/31 ................... EUR 1,037 1,138,229
BCP V Modular Services Finance plc, 6.75%,
11/30/29
(b)
...................... 797 701,520
Boels Topholding BV
(b)
6.25% , 02/15/29 ................... 1,589 1,926,539
5.75% , 05/15/30 ................... 1,399 1,703,494
EC Finance plc, 3.25%, 10/15/26
(b) (k)
....... 1,041 1,197,652
Edge Finco plc, 8.13%, 08/15/31
(b)
........ GBP 3,691 5,292,897
EquipmentShare.com, Inc., 8.00%, 03/15/33
(f)
. USD 8,778 9,381,417
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(f)
.. 29,794 30,274,935
Hertz Corp. (The), 12.63%, 07/15/29
(f)
...... 10,078 10,684,162
Kapla Holding SAS
(b)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.51% , 07/31/30
(a)
................ EUR 1,711 2,016,694
5.00% , 04/30/31 ................... 2,395 2,847,199
Loxam SAS
(b)
6.38% , 05/15/28 ................... 1,768 2,142,890
4.25% , 02/15/30 ................... 165 194,679
4.25% , 02/15/31 ................... 1,340 1,573,854
Mobico Group plc
(b)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.14%), 4.25%
(a) (j)
... GBP 2,268 1,862,275
3.62% , 11/20/28
(k)
.................. 714 810,861
4.88% , 09/26/31 ................... EUR 1,072 990,750
SGL Group ApS
(a)
(3-mo. EURIBOR at 0.00% Floor + 4.75%),
6.74% , 04/22/30 ................. 2,690 3,130,321
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.28% , 02/24/31
(b) (f)
............... 413 472,143
Watco Cos. LLC, 7.13%, 08/01/32
(f)
........ USD 14,501 15,009,551
135,369,114
Health Care Equipment & Supplies — 1.1%
Avantor Funding, Inc.
2.63% , 11/01/25
(b)
.................. EUR 2,193 2,573,172
3.88% , 07/15/28
(b)
.................. 1,235 1,447,193
4.63% , 07/15/28
(f)
.................. USD 23,466 23,082,507
3.88% , 11/01/29
(f)
.................. 13,639 12,970,213
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
Bausch + Lomb Corp.
8.38% , 10/01/28
(f)
.................. USD 78,480 $ 81,790,875
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
5.87% , 01/15/31
(a) (b)
............... EUR 810 963,539
Insulet Corp., 6.50%, 04/01/33
(f)
.......... USD 17,827 18,533,520
Medline Borrower LP
(f)
3.88% , 04/01/29 ................... 26,017 25,091,939
6.25% , 04/01/29 ................... 30,858 31,641,937
5.25% , 10/01/29 ................... 101,438 100,560,886
Neogen Food Safety Corp., 8.63%, 07/20/30
(f)
. 9,072 9,486,763
Sotera Health Holdings LLC, 7.38%, 06/01/31
(f)
. 12,116 12,722,018
320,864,562
Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(f)
. 2,923 3,034,626
AHP Health Partners, Inc., 5.75%, 07/15/29
(f)
.. 25,769 25,360,461
Clariane SE, 7.88%, 06/27/30
(b)
.......... EUR 1,600 1,930,003
Community Health Systems, Inc.
(f)
6.00% , 01/15/29 ................... USD 24,786 24,058,283
5.25% , 05/15/30 ................... 45,533 41,191,163
4.75% , 02/15/31 ................... 15,230 13,170,115
10.88% , 01/15/32 .................. 29,431 31,170,284
9.75% , 01/15/34 ................... 62,562 64,094,769
Concentra Health Services, Inc., 6.88%,
07/15/32
(f)
...................... 24,104 25,029,160
DaVita, Inc.
(f)
6.88% , 09/01/32 ................... 7,470 7,716,779
6.75% , 07/15/33 ................... 12,498 12,887,913
Ephios Subco 3 SARL, 7.88%, 01/31/31
(b)
.... EUR 2,432 3,039,656
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(f)
USD 9,639 9,157,806
HealthEquity, Inc., 4.50%, 10/01/29
(f)
....... 36,571 35,460,163
LifePoint Health, Inc.
(f)
9.88% , 08/15/30 ................... 6,567 7,111,654
11.00% , 10/15/30 .................. 45,854 50,538,307
8.38% , 02/15/32 ................... 13,945 14,861,301
10.00% , 06/01/32 .................. 20,242 21,253,270
Mehilainen Yhtiot Oy
(b)
5.13% , 06/30/32 ................... EUR 1,354 1,623,381
(3-mo. EURIBOR at 0.00% Floor + 3.38%),
5.38% , 06/30/32
(a)
................ 328 387,672
Molina Healthcare, Inc., 6.25%, 01/15/33
(f)
.... USD 19,399 19,614,504
Option Care Health, Inc., 4.38%, 10/31/29
(f)
... 8,982 8,662,380
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(f)
...................... 3,516 3,656,640
Star Parent, Inc., 9.00%, 10/01/30
(f)
........ 18,333 19,381,519
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(f)
53,557 55,016,214
Tenet Healthcare Corp., 6.75%, 05/15/31 .... 47,474 49,148,824
US Acute Care Solutions LLC, 9.75%, 05/15/29
(f)
22,467 23,005,811
571,562,658
Health Care REITs — 0.3%
Diversified Healthcare Trust, 7.25%, 10/15/30
(f)
. 9,707 9,865,511
MPT Operating Partnership LP
7.00% , 02/15/32
(f)
.................. EUR 19,230 23,591,267
7.00% , 02/15/32
(b)
.................. 2,189 2,685,454
8.50% , 02/15/32
(f)
.................. USD 57,857 61,476,650
97,618,882
Health Care Technology — 0.3%
IQVIA, Inc.
1.75% , 03/15/26
(b)
.................. EUR 2,964 3,458,923
2.25% , 03/15/29
(b)
.................. 600 680,552
6.25% , 06/01/32
(f)
.................. USD 65,615 67,461,472
71,600,947

Consolidated Schedule of Investments
(continued)
September 30, 2025
BlackRock High Yield Portfolio
Consolidated Schedule of Investments
49
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotel & Resort REITs — 0.9%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(f)
...................... USD 13,761 $ 14,186,132
Pebblebrook Hotel LP, 6.38%, 10/15/29
(f)
.... 7,868 7,985,304
RHP Hotel Properties LP
(f)
4.50% , 02/15/29 ................... 11,328 11,109,634
6.50% , 04/01/32 ................... 46,130 47,425,808
6.50% , 06/15/33 ................... 20,108 20,709,028
RLJ Lodging Trust LP
(f)
3.75% , 07/01/26 ................... 3,645 3,608,227
4.00% , 09/15/29 ................... 2,470 2,332,457
Service Properties Trust
0.00% , 09/30/27
(f) (m)
................. 19,106 16,842,518
8.63% , 11/15/31
(f)
.................. 86,667 92,273,835
8.88% , 06/15/32 ................... 25,878 26,023,408
XHR LP, 6.63%, 05/15/30
(f)
............. 7,893 8,109,844
250,606,195
Hotels, Restaurants & Leisure — 4.4%
1011778 BC ULC
(f)
3.88% , 01/15/28 ................... 1,368 1,335,234
4.38% , 01/15/28 ................... 11,548 11,346,841
5.63% , 09/15/29 ................... 6,190 6,264,435
4.00% , 10/15/30 ................... 14,427 13,596,342
Allwyn Entertainment Financing UK plc
(b)
7.25% , 04/30/30 ................... EUR 2,315 2,850,178
4.13% , 02/15/31 ................... 730 832,453
Aramark International Finance SARL, 4.38%,
04/15/33
(b)
...................... 1,281 1,505,880
Boyne USA, Inc., 4.75%, 05/15/29
(f)
........ USD 20,493 20,105,553
Caesars Entertainment, Inc.
(f)
4.63% , 10/15/29 ................... 233 222,803
7.00% , 02/15/30 ................... 30,538 31,411,613
6.50% , 02/15/32 ................... 27,998 28,557,624
Carnival Corp.
(f)
5.88% , 06/15/31 ................... 15,806 16,197,088
5.75% , 08/01/32 ................... 11,409 11,610,688
6.13% , 02/15/33 ................... 42,903 43,977,120
Carnival plc, 4.13%, 07/15/31
(f)
........... EUR 28,890 34,335,954
Churchill Downs, Inc.
(f)
4.75% , 01/15/28 ................... USD 25,101 24,766,403
5.75% , 04/01/30 ................... 46,105 46,063,432
6.75% , 05/01/31 ................... 27,327 28,006,218
Cirsa Finance International SARL
(b)
10.38% , 11/30/27 .................. EUR 366 443,360
7.88% , 07/31/28 ................... 494 603,849
6.50% , 03/15/29 ................... 587 717,713
Deuce Finco plc, 5.50%, 06/15/27
(b)
........ GBP 1,223 1,641,743
Essendi SA
(b)
5.38% , 05/15/30 ................... EUR 481 581,330
5.50% , 11/15/31 ................... 778 940,571
5.63% , 05/15/32 ................... 1,747 2,114,825
(3-mo. EURIBOR + 3.75%), 5.79% ,
05/15/32
(a)
..................... 552 653,634
Fertitta Entertainment LLC
(f)
4.63% , 01/15/29 ................... USD 12,084 11,500,803
6.75% , 01/15/30 ................... 8,122 7,621,952
Flutter Treasury DAC
4.00% , 06/04/31
(b)
.................. EUR 1,767 2,078,901
5.88% , 06/04/31
(f)
.................. USD 36,898 37,452,208
6.13% , 06/04/31
(b)
.................. GBP 242 328,005
gategroup Finance Luxembourg SA, 3.00%,
02/28/27
(b)
...................... CHF 3,660 4,548,136
Great Canadian Gaming Corp., 8.75%, 11/15/29
(f)
USD 22,899 22,643,360
Hilton Domestic Operating Co., Inc.
(f)
6.13% , 04/01/32 ................... 3,950 4,060,722
5.88% , 03/15/33 ................... 41,063 41,916,946
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
5.75% , 09/15/33 ................... USD 2,628 $ 2,663,084
Light & Wonder International, Inc.
(f)
7.25% , 11/15/29 ................... 3,781 3,880,709
7.50% , 09/01/31 ................... 2,853 2,967,000
6.25% , 10/01/33 ................... 17,689 17,719,071
Lindblad Expeditions LLC, 7.00%, 09/15/30
(f)
.. 23,852 24,312,105
Lottomatica Group SpA
(b)
4.88% , 01/31/31 ................... EUR 1,243 1,503,690
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.30% , 06/01/31
(a)
................ 933 1,101,911
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(f)
. USD 18,552 15,202,872
Melco Resorts Finance Ltd.
(f)
5.63% , 07/17/27 ................... 800 799,800
5.75% , 07/21/28 ................... 3,400 3,398,300
5.38% , 12/04/29 ................... 30,135 29,440,388
7.63% , 04/17/32 ................... 17,566 18,400,385
6.50% , 09/24/33 ................... 3,635 3,653,062
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(f)
................. 25,407 21,893,265
MGM China Holdings Ltd., 7.13%, 06/26/31
(f)
.. 5,787 6,105,285
MGM Resorts International, 6.13%, 09/15/29 .. 22,447 22,846,498
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(f)
...................... 1,792 1,742,004
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(f)
...................... 18,501 19,223,279
Motion Finco SARL, 7.38%, 06/15/30
(b)
...... EUR 1,157 1,223,671
NCL Corp. Ltd.
(f)
5.88% , 01/15/31 ................... USD 31,874 31,872,805
6.75% , 02/01/32 ................... 19,861 20,425,680
6.25% , 09/15/33 ................... 50,611 50,872,951
Pinnacle Bidco plc, 10.00%, 10/11/28
(b)
...... GBP 1,393 1,976,534
Premier Entertainment Sub LLC
(f)
5.63% , 09/01/29 ................... USD 5,317 2,871,180
5.88% , 09/01/31 ................... 9,034 4,657,600
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(f)
...................... 2,189 2,297,890
Rivers Enterprise Borrower LLC, 6.63%,
02/01/33
(f)
...................... 9,087 9,208,166
Rivers Enterprise Lender LLC, 6.25%, 10/15/30
(f)
10,158 10,248,573
Sabre GLBL, Inc.
(f)
8.63% , 06/01/27 ................... 9,413 9,547,797
10.75% , 11/15/29 .................. 26,595 25,701,377
11.13% , 07/15/30 .................. 28,756 27,848,748
Scientific Games Holdings LP, 6.63%, 03/01/30
(f)
9,550 8,878,760
Six Flags Entertainment Corp.
5.38% , 04/15/27 ................... 31 30,920
5.25% , 07/15/29 ................... 1,701 1,644,990
Station Casinos LLC
(f)
4.50% , 02/15/28 ................... 9,401 9,242,733
4.63% , 12/01/31 ................... 17,586 16,589,136
6.63% , 03/15/32 ................... 9,019 9,264,714
Stonegate Pub Co. Financing plc
(b)
(3-mo. EURIBOR + 6.63%), 8.66% ,
07/31/29
(a)
..................... EUR 1,868 2,161,241
10.75% , 07/31/29 .................. GBP 685 923,776
TUI AG, 5.88%, 03/15/29
(b)
............. EUR 1,527 1,862,513
TUI Cruises GmbH
(b)
6.25% , 04/15/29 ................... 418 513,112
5.00% , 05/15/30 ................... 1,895 2,284,203
Vail Resorts, Inc.
(f)
5.63% , 07/15/30 ................... USD 12,500 12,578,125
6.50% , 05/15/32 ................... 20,126 20,809,278
Viking Cruises Ltd.
(f)
5.88% , 09/15/27 ................... 12,325 12,329,733
9.13% , 07/15/31 ................... 35,191 37,771,204

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
September 30, 2025
BlackRock High Yield Portfolio
50
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
5.88% , 10/15/33 ................... USD 44,128 $ 44,158,968
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(f)
...................... 8,471 8,463,715
Voyager Parent LLC, 9.25%, 07/01/32
(f)
..... 21,857 23,113,562
Wynn Macau Ltd.
(f)
5.50% , 10/01/27 ................... 2,600 2,598,700
5.63% , 08/26/28 ................... 56,145 56,033,272
4.50% , 03/07/29
(l)
.................. 1,658 1,785,666
5.13% , 12/15/29 ................... 22,329 21,841,111
Wynn Resorts Finance LLC
(f)
5.13% , 10/01/29 ................... 32,888 32,938,713
7.13% , 02/15/31 ................... 16,042 17,266,738
6.25% , 03/15/33 ................... 20,053 20,363,421
1,223,887,901
Household Durables — 0.8%
Ashton Woods USA LLC
(f)
4.63% , 08/01/29 ................... 4,879 4,672,005
4.63% , 04/01/30 ................... 3,541 3,352,193
6.88% , 08/01/33 ................... 10,184 10,271,348
Beazer Homes USA, Inc., 5.88%, 10/15/27 ... 3,979 3,976,515
Brookfield Residential Properties, Inc.
(f)
5.00% , 06/15/29 ................... 20,861 19,879,963
4.88% , 02/15/30 ................... 13,025 12,215,366
Century Communities, Inc., 6.63%, 09/15/33
(f)
. 12,631 12,741,638
Dream Finders Homes, Inc., 8.25%, 08/15/28
(f)
. 6,941 7,200,975
Empire Communities Corp., 9.75%, 05/01/29
(f)
. 3,105 3,255,655
K. Hovnanian Enterprises, Inc.
(f)
8.00% , 04/01/31 ................... 21,690 22,241,647
8.38% , 10/01/33 ................... 23,703 24,301,546
LGI Homes, Inc.
(f)
8.75% , 12/15/28 ................... 1,309 1,374,214
4.00% , 07/15/29 ................... 5,385 4,913,650
7.00% , 11/15/32 ................... 7,750 7,567,294
Mattamy Group Corp., 4.63%, 03/01/30
(f)
.... 4,116 3,972,565
Meritage Homes Corp., 1.75%, 05/15/28
(l)
.... 28,161 28,821,718
New Home Co., Inc. (The), 9.25%, 10/01/29
(f)
.. 13,753 14,441,118
Newell Brands, Inc., 8.50%, 06/01/28
(f)
...... 14,373 15,202,839
Somnigroup International, Inc.
(f)
4.00% , 04/15/29 ................... 4,736 4,545,364
3.88% , 10/15/31 ................... 653 598,065
STL Holding Co. LLC, 8.75%, 02/15/29
(f)
..... 7,436 7,792,303
TRI Pointe Homes, Inc., 5.25%, 06/01/27 .... 103 102,888
Whirlpool Corp.
6.13% , 06/15/30 ................... 6,473 6,523,698
6.50% , 06/15/33 ................... 12,826 12,799,594
232,764,161
Household Products — 0.0%
Central Garden & Pet Co., 4.13%, 10/15/30 ... 608 577,513
Independent Power and Renewable Electricity Producers — 0.6%
AES Corp. (The), (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
3.20%), 7.60%, 01/15/55
(a)
............ 19,967 20,682,937
Calpine Corp.
(f)
4.50% , 02/15/28 ................... 552 549,671
5.13% , 03/15/28 ................... 19,439 19,448,914
4.63% , 02/01/29 ................... 629 622,819
5.00% , 02/01/31 ................... 7,712 7,689,460
Clearway Energy Operating LLC
(f)
4.75% , 03/15/28 ................... 321 317,127
3.75% , 01/15/32 ................... 22,401 20,108,005
Lightning Power LLC, 7.25%, 08/15/32
(f)
..... 5,671 6,003,978
Vistra Corp., (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 6.93%),
8.00%
(a) (f) (j)
...................... 11,499 11,761,844
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
XPLR Infrastructure LP
(f)(l)
0.00% , 11/15/25
(m)
.................. USD 46,308 $ 45,960,690
2.50% , 06/15/26 ................... 45,673 44,531,175
177,676,620
Insurance — 5.2%
Acrisure LLC, 6.75%, 07/01/32
(f)
.......... 8,773 9,033,418
Alliant Holdings Intermediate LLC
(f)
4.25% , 10/15/27 ................... 57,673 56,715,456
6.75% , 10/15/27 ................... 63,837 63,974,505
6.75% , 04/15/28 ................... 11,137 11,334,403
5.88% , 11/01/29 ................... 51,973 51,701,971
7.00% , 01/15/31 ................... 64,732 66,882,932
7.38% , 10/01/32 ................... 29,132 30,018,557
AmWINS Group, Inc.
(f)
6.38% , 02/15/29 ................... 5,428 5,538,362
4.88% , 06/30/29 ................... 8,311 8,077,385
Amynta Agency Borrower, Inc. and Amynta
Warranty Borrower, Inc., 7.50%, 07/15/33
(f)
.. 24,846 25,433,508
APH Somerset Investor 2 LLC, 7.88%, 11/01/29
(f)
17,239 17,990,965
Ardonagh Finco Ltd.
6.88% , 02/15/31
(b)
.................. EUR 17,372 21,081,298
7.75% , 02/15/31
(f)
.................. USD 85,817 89,797,965
Ardonagh Group Finance Ltd., 8.88%, 02/15/32
(f)
87,603 92,096,534
Howden UK Refinance plc
(f)
7.25% , 02/15/31 ................... 89,707 92,359,726
8.13% , 02/15/32 ................... 48,097 49,900,541
HUB International Ltd.
(f)
7.25% , 06/15/30 ................... 194,510 202,855,475
7.38% , 01/31/32 ................... 254,193 264,701,083
Jones Deslauriers Insurance Management, Inc.
(f)
8.50% , 03/15/30 ................... 28,250 29,679,733
6.88% , 10/01/33 ................... 25,670 25,535,440
Nassau Cos. of New York (The), 7.88%,
07/15/30
(f)
...................... 7,092 7,243,166
NN Group NV, (5-Year EURIBOR ICE Swap Rate
+ 3.45%), 5.75%
(a) (b) (j)
............... EUR 1,225 1,457,221
Panther Escrow Issuer LLC, 7.13%, 06/01/31
(f)
. USD 149,165 155,149,201
Ryan Specialty LLC
(f)
4.38% , 02/01/30 ................... 2,807 2,719,661
5.88% , 08/01/32 ................... 18,232 18,435,943
Unipol Assicurazioni SpA
4.90% , 05/23/34
(b)
.................. EUR 2,600 3,214,354
USI, Inc., 7.50%, 01/15/32
(f)
............ USD 33,888 35,537,612
1,438,466,415
Interactive Media & Services — 0.2%
Snap, Inc.
(f)
6.88% , 03/01/33 ................... 34,588 35,352,348
6.88% , 03/15/34 ................... 20,783 21,035,127
56,387,475
IT Services — 0.8%
Acuris Finance US, Inc.
(f)
5.00% , 05/01/28 ................... 26,589 25,841,211
9.00% , 08/01/29 ................... 8,506 8,888,770
Almaviva-The Italian Innovation Co. SpA, 5.00%,
10/30/30
(b)
...................... EUR 2,788 3,325,087
Atos SE
(b)(k)
9.00% , 12/18/29 ................... 3,218 4,346,238
5.00% , 12/18/30 ................... 4,125 4,567,665
1.00% , 12/18/32 ................... 2,606 1,579,504
CA Magnum Holdings, 5.38%, 10/31/26
(f)
.... USD 41,265 41,063,833
Cablevision Lightpath LLC
(f)
3.88% , 09/15/27 ................... 16,342 15,865,487
5.63% , 09/15/28 ................... 5,738 5,644,326

Consolidated Schedule of Investments
(continued)
September 30, 2025
BlackRock High Yield Portfolio
Consolidated Schedule of Investments
51
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services (continued)
Cedacri SpA, (3-mo. EURIBOR at 4.63% Floor +
4.63%), 6.66%, 05/15/28
(a) (b)
........... EUR 2,277 $ 2,688,614
CoreWeave, Inc., 9.25%, 06/01/30
(f)
....... USD 21,095 21,786,789
Engineering - Ingegneria Informatica - SpA,
8.63%, 02/15/30
(b)
................. EUR 386 488,195
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(f)
USD 42,821 44,835,343
ION Trading Technologies SARL
(f)
5.75% , 05/15/28 ................... 1,416 1,389,560
9.50% , 05/30/29 ................... 10,430 11,015,896
Twilio, Inc.
3.63% , 03/15/29 ................... 6,443 6,139,626
3.88% , 03/15/31 ................... 11,940 11,226,852
United Group BV
(b)
3.63% , 02/15/28 ................... EUR 1,405 1,624,017
6.50% , 10/31/31 ................... 300 356,667
212,673,680
Life Sciences Tools & Services — 0.0%
(f)
Charles River Laboratories International, Inc.,
4.00%, 03/15/31 .................. USD 3,131 2,916,092
Fortrea Holdings, Inc., 7.50%, 07/01/30 ..... 4,359 4,127,713
7,043,805
Machinery — 1.0%
Amsted Industries, Inc., 6.38%, 03/15/33
(f)
.... 9,219 9,462,197
ATS Corp., 4.13%, 12/15/28
(f)
........... 4,992 4,782,812
Chart Industries, Inc.
(f)
7.50% , 01/01/30 ................... 29,936 31,155,443
9.50% , 01/01/31 ................... 990 1,060,644
Enpro, Inc., 6.13%, 06/01/33
(f)
........... 11,556 11,810,733
Esab Corp., 6.25%, 04/15/29
(f)
........... 6,938 7,127,428
GrafTech Global Enterprises, Inc., 9.88%,
12/23/29
(f)
...................... 8,471 7,221,528
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29
(f)
...................... 41,166 43,026,331
IMA Industria Macchine Automatiche SpA
(b)
3.75% , 01/15/28 ................... EUR 303 354,311
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
5.78% , 04/15/29
(a)
................ 2,563 3,036,946
Manitowoc Co., Inc. (The), 9.25%, 10/01/31
(f)
.. USD 8,672 9,098,772
Terex Corp.
(f)
5.00% , 05/15/29 ................... 11,833 11,653,192
6.25% , 10/15/32 ................... 22,633 23,056,146
TK Elevator Midco GmbH
4.38% , 07/15/27
(b)
.................. EUR 14,173 16,658,483
TK Elevator US Newco, Inc., 5.25%, 07/15/27
(f)
. USD 92,399 92,072,305
Wabash National Corp., 4.50%, 10/15/28
(f)
... 7,822 7,257,385
278,834,656
Media — 5.5%
Adelphia Communications Corp., Escrow, Series
B, 10.50%, 07/15/04
(c) (d) (e)
............ 800 —
Cable One, Inc.
(l)
0.00% , 03/15/26
(m)
................. 5,319 5,180,731
1.13% , 03/15/28 ................... 30,189 25,766,311
Century Communications Corp. Escrow, 0.00%,
03/15/13
(c) (d) (e)
.................... 625 —
Clear Channel Outdoor Holdings, Inc.
(f)
7.75% , 04/15/28 ................... 18,692 18,658,010
7.50% , 06/01/29 ................... 40,629 39,459,429
7.88% , 04/01/30 ................... 61,419 64,491,547
7.13% , 02/15/31 ................... 64,461 66,630,242
7.50% , 03/15/33 ................... 74,925 78,339,257
CMG Media Corp., 8.88%, 06/18/29
(f)
....... 8,029 7,373,994
CSC Holdings LLC
(f)
5.50% , 04/15/27 ................... 25,536 24,236,939
5.38% , 02/01/28 ................... 18,753 16,440,466
Security
Par (000)
Par (000) Value
Media (continued)
11.25% , 05/15/28 .................. USD 77,581 $ 71,821,224
11.75% , 01/31/29 .................. 52,814 44,413,622
DirecTV Financing LLC
(f)
5.88% , 08/15/27 ................... 27,522 27,491,121
8.88% , 02/01/30 ................... 35,361 34,926,813
DISH DBS Corp.
(f)
5.25% , 12/01/26 ................... 52,130 51,222,641
5.75% , 12/01/28 ................... 74,180 71,111,915
DISH Network Corp., 11.75%, 11/15/27
(f)
..... 117,801 124,663,733
EchoStar Corp.
10.75% , 11/30/29 .................. 94,229 103,667,969
6.75% , ( 6.75 % Cash or 6.75 % PIK),
11/30/30
(i)
...................... 143,869 144,977,169
Gray Media, Inc.
(f)
10.50% , 07/15/29 .................. 15,654 16,925,906
9.63% , 07/15/32 ................... 31,002 31,672,821
7.25% , 08/15/33 ................... 35,963 35,637,632
Lamar Media Corp.
3.63% , 01/15/31 ................... 3,635 3,382,112
5.38% , 11/01/33
(f)
.................. 15,249 15,136,827
LCPR Senior Secured Financing DAC, 6.75%,
10/15/27
(f)
...................... 28,864 17,282,745
Midcontinent Communications, 8.00%, 08/15/32
(f)
21,389 22,037,151
Neptune Bidco US, Inc., 9.29%, 04/15/29
(f)
... 35,639 34,986,450
Outfront Media Capital LLC
(f)
5.00% , 08/15/27 ................... 6,618 6,584,742
4.25% , 01/15/29 ................... 22,417 21,531,327
4.63% , 03/15/30 ................... 11,275 10,836,301
7.38% , 02/15/31 ................... 9,025 9,520,861
SES SA
(b)
4.13% , 06/24/30 ................... EUR 425 509,968
4.88% , 06/24/33 ................... 525 641,747
Sinclair Television Group, Inc., 8.13%, 02/15/33
(f)
USD 40,872 41,945,706
Sirius XM Radio LLC
(f)
3.13% , 09/01/26 ................... 17,020 16,785,144
5.00% , 08/01/27 ................... 33,617 33,455,574
4.00% , 07/15/28 ................... 10,187 9,843,437
Stagwell Global LLC, 5.63%, 08/15/29
(f)
..... 3,605 3,501,965
Summer BC Holdco B SARL
(b)
5.88% , 02/15/30 ................... EUR 1,411 1,618,009
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.29% , 02/15/30
(a)
................ 983 1,133,343
Sunrise FinCo. I BV, 4.88%, 07/15/31
(f)
...... USD 21,102 20,102,820
Tele Columbus AG, 10.00%, (10.00% Cash or
10.00% PIK), 01/01/29
(a) (b) (i)
........... EUR 2,553 2,009,972
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(f)
................. USD 9,000 8,927,822
Univision Communications, Inc.
(f)
8.00% , 08/15/28 ................... 45,184 46,820,564
8.50% , 07/31/31 ................... 32,116 33,164,330
9.38% , 08/01/32 ................... 29,464 31,398,813
Virgin Media O2 Vendor Financing Notes V DAC,
7.88%, 03/15/32
(b)
................. GBP 1,742 2,421,279
Virgin Media Vendor Financing Notes III DAC,
4.88%, 07/15/28
(b)
................. 1,185 1,552,276
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(f)
................. USD 19,420 19,022,859
VZ Secured Financing BV
(b)
3.50% , 01/15/32 ................... EUR 1,037 1,148,642
5.25% , 01/15/33 ................... 2,943 3,455,073
Ziggo Bond Co. BV, 5.13%, 02/28/30
(f)
...... USD 3,386 3,069,120
Ziggo BV
2.88% , 01/15/30
(b)
.................. EUR 1,250 1,395,867
4.88% , 01/15/30
(f)
.................. USD 2,105 1,986,818
1,532,319,156

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
September 30, 2025
BlackRock High Yield Portfolio
52
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Metals & Mining — 2.1%
Aris Mining Corp., 8.00%, 10/31/29
(f)
....... USD 4,849 $ 5,012,654
Arsenal AIC Parent LLC
(f)
8.00% , 10/01/30 ................... 8,910 9,433,881
11.50% , 10/01/31 .................. 70,118 77,874,944
Big River Steel LLC, 6.63%, 01/31/29
(f)
...... 62,688 62,712,511
Cleveland-Cliffs, Inc., 6.88%, 11/01/29
(f)
..... 27,783 28,312,711
Constellium SE
(f)
5.63% , 06/15/28 ................... 21,765 21,732,305
3.75% , 04/15/29 ................... 42,739 40,665,457
6.38% , 08/15/32 ................... 25,392 25,955,677
ERO Copper Corp., 6.50%, 02/15/30
(f)
...... 20,376 20,256,800
First Quantum Minerals Ltd.
(f)
9.38% , 03/01/29 ................... 46,222 48,893,632
8.00% , 03/01/33 ................... 12,699 13,402,461
7.25% , 02/15/34 ................... 13,726 14,141,211
Kaiser Aluminum Corp.
(f)
4.63% , 03/01/28 ................... 11,773 11,640,668
4.50% , 06/01/31 ................... 55,476 52,287,816
New Gold, Inc., 6.88%, 04/01/32
(f)
......... 22,690 23,766,028
Novelis Corp.
(f)
4.75% , 01/30/30 ................... 15,093 14,544,596
6.88% , 01/30/30 ................... 28,736 29,798,485
3.88% , 08/15/31 ................... 24,085 21,958,008
6.38% , 08/15/33 ................... 42,512 42,951,391
Novelis Sheet Ingot GmbH, 3.38%, 04/15/29
(b)
. EUR 13,100 14,973,842
580,315,078
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
(f)
Arbor Realty SR, Inc., 7.88%, 07/15/30 ..... USD 10,619 11,165,234
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27 22,907 22,363,208
Starwood Property Trust, Inc.
7.25% , 04/01/29 ................... 8,509 8,934,835
6.00% , 04/15/30 ................... 8,849 8,983,496
6.50% , 07/01/30 ................... 15,341 15,867,861
6.50% , 10/15/30 ................... 16,429 16,970,615
84,285,249
Multi-Utilities — 0.0%
(a)
A2A SpA, (5-Year EURIBOR ICE Swap Rate +
2.26%), 5.00%
(b) (j)
................. EUR 969 1,184,791
CenterPoint Energy, Inc., Series B, (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.95%), 6.85%, 02/15/55 ...... USD 5,231 5,548,543
Centrica plc, (5-Year U.K. Government Bonds
Note Generic Bid Yield + 2.51%), 6.50%,
05/21/55
(b)
...................... GBP 1,039 1,430,538
Dominion Energy, Inc., (5-Year US Treasury
Yield Curve Rate T Note Constant Maturity +
2.21%), 6.63%, 05/15/55 ............. USD 4,585 4,745,145
Veolia Environnement SA, (5-Year EURIBOR ICE
Swap Rate + 1.84%), 4.32%
(b) (j)
......... EUR 800 941,105
13,850,122
Office REITs — 0.0%
alstria office AG, 5.50%, 03/20/31
(b)
........ 700 854,560
Oil, Gas & Consumable Fuels — 7.3%
Aethon United BR LP, 7.50%, 10/01/29
(f)
..... USD 24,444 25,492,550
Antero Midstream Partners LP
(f)
5.38% , 06/15/29 ................... 3,148 3,136,462
6.63% , 02/01/32 ................... 11,601 11,948,241
Ascent Resources Utica Holdings LLC
9.00% , 11/01/27
(b)
.................. 215 259,752
9.00% , 11/01/27
(f)
.................. 10,223 12,350,918
5.88% , 06/30/29
(f)
.................. 403 402,170
6.63% , 07/15/33
(f)
.................. 12,509 12,717,418
Blue Racer Midstream LLC
(f)
7.00% , 07/15/29 ................... 15,790 16,373,158
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
7.25% , 07/15/32 ................... USD 11,101 $ 11,674,522
Buckeye Partners LP
6.88% , 07/01/29
(f)
.................. 1,239 1,284,065
6.75% , 02/01/30
(f)
.................. 4,642 4,821,408
5.85% , 11/15/43 ................... 4,622 4,310,771
5.60% , 10/15/44 ................... 5,428 4,934,251
Caturus Energy LLC, 8.50%, 02/15/30
(f)
..... 45,136 46,994,183
Chord Energy Corp., 6.75%, 03/15/33
(f)
..... 6,213 6,294,941
CITGO Petroleum Corp., 8.38%, 01/15/29
(f)
... 33,613 34,930,361
Civitas Resources, Inc.
(f)
8.38% , 07/01/28 ................... 8,693 9,010,720
8.75% , 07/01/31 ................... 3,811 3,904,412
CNX Midstream Partners LP, 4.75%, 04/15/30
(f)
5,936 5,692,242
CNX Resources Corp., 7.25%, 03/01/32
(f)
.... 5,591 5,800,253
Comstock Resources, Inc.
(f)
6.75% , 03/01/29 ................... 28,908 28,820,103
5.88% , 01/15/30 ................... 41,921 40,372,245
CQP Holdco LP, 5.50%, 06/15/31
(f)
........ 61,763 61,188,870
Crescent Energy Finance LLC
(f)
7.63% , 04/01/32 ................... 30,932 30,718,359
7.38% , 01/15/33 ................... 33,977 33,082,199
8.38% , 01/15/34 ................... 27,978 28,347,240
Delek Logistics Partners LP, 7.38%, 06/30/33
(f)
. 21,442 21,804,287
Enbridge, Inc.
(a)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.97%), 7.20% ,
06/27/54 ...................... 11,655 12,359,288
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.12%), 7.38% ,
03/15/55 ...................... 14,702 15,554,569
Energy Transfer LP
(a)
Series G , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.31%),
7.13%
(j)
....................... 14,728 15,218,398
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 4.02%), 8.00% ,
05/15/54 ...................... 27,802 29,709,829
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.83%), 7.13% ,
10/01/54 ...................... 20,407 21,122,612
Eni SpA, (5-Year EUR Swap Annual + 2.08%),
4.50%
(a) (b) (j)
..................... EUR 900 1,078,789
Excelerate Energy LP, 8.00%, 05/15/30
(f)
..... USD 13,375 14,237,273
Genesis Energy LP
7.75% , 02/01/28 ................... 7,932 7,987,873
7.88% , 05/15/32 ................... 20,770 21,662,150
8.00% , 05/15/33 ................... 18,030 18,858,460
Global Partners LP, 7.13%, 07/01/33
(f)
...... 9,184 9,413,444
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(f)
...................... 9,165 9,405,064
Harvest Midstream I LP, 7.50%, 05/15/32
(f)
... 6,498 6,637,739
Hess Midstream Operations LP
(f)
6.50% , 06/01/29 ................... 15,086 15,558,720
4.25% , 02/15/30 ................... 8,267 8,012,688
Hilcorp Energy I LP
(f)
6.25% , 11/01/28 ................... 2,536 2,542,254
5.75% , 02/01/29 ................... 10,274 10,120,907
6.00% , 04/15/30 ................... 1,223 1,201,900
6.25% , 04/15/32 ................... 1,027 985,251
8.38% , 11/01/33 ................... 25,420 26,698,067
6.88% , 05/15/34 ................... 23,348 22,447,920
7.25% , 02/15/35 ................... 9,246 9,035,993
Howard Midstream Energy Partners LLC
(f)
7.38% , 07/15/32 ................... 5,910 6,134,728
6.63% , 01/15/34 ................... 22,667 23,110,715

Consolidated Schedule of Investments
(continued)
September 30, 2025
BlackRock High Yield Portfolio
Consolidated Schedule of Investments
53
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Ithaca Energy North Sea plc, 5.50%, 10/01/31
(b)
EUR 1,201 $ 1,422,361
ITT Holdings LLC, 6.50%, 08/01/29
(f)
....... USD 31,458 30,927,448
Kinetik Holdings LP
(f)
6.63% , 12/15/28 ................... 1,551 1,591,980
5.88% , 06/15/30 ................... 496 498,885
Magnolia Oil & Gas Operating LLC, 6.88%,
12/01/32
(f)
...................... 11,788 12,097,022
Matador Resources Co.
(f)
6.88% , 04/15/28 ................... 10,259 10,469,710
6.50% , 04/15/32 ................... 13,594 13,724,081
Murphy Oil Corp., 5.88%, 12/01/42
(k)
....... 1,714 1,498,695
NGL Energy Operating LLC
(f)
8.13% , 02/15/29 ................... 22,709 23,283,946
8.38% , 02/15/32 ................... 56,789 58,188,622
Northern Oil & Gas, Inc.
(f)
8.13% , 03/01/28 ................... 57,826 58,642,446
7.88% , 10/15/33 ................... 36,051 35,908,356
Northriver Midstream Finance LP, 6.75%,
07/15/32
(f)
...................... 5,201 5,318,521
Parkland Corp., 6.63%, 08/15/32
(f)
......... 11,273 11,583,706
PBF Holding Co. LLC, 7.88%, 09/15/30
(f)
.... 5,583 5,512,202
Permian Resources Operating LLC
(f)
8.00% , 04/15/27 ................... 9,732 9,883,158
5.88% , 07/01/29 ................... 20,758 20,850,913
7.00% , 01/15/32 ................... 7,575 7,856,320
6.25% , 02/01/33 ................... 33,184 33,803,048
Prairie Acquiror LP, 9.00%, 08/01/29
(f)
...... 11,288 11,751,989
Rockies Express Pipeline LLC, 4.95%, 07/15/29
(f)
239 237,061
Sunoco LP
(f)
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 4.23%), 7.88%
(a) (j)
... 110,680 112,418,783
5.63% , 03/15/31 ................... 9,001 8,934,600
6.25% , 07/01/33 ................... 14,138 14,390,253
5.88% , 03/15/34 ................... 9,127 9,047,977
Tallgrass Energy Partners LP
(f)
5.50% , 01/15/28 ................... 4,975 4,949,691
7.38% , 02/15/29 ................... 40,032 41,226,675
6.00% , 12/31/30 ................... 849 838,412
6.00% , 09/01/31 ................... 4,680 4,579,016
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(f)
...................... 16,442 16,089,229
TransMontaigne Partners LLC, 8.50%, 06/15/30
(f)
4,133 4,306,669
Var Energi ASA, (5-Year EURIBOR ICE Swap
Rate + 4.77%), 7.86%, 11/15/83
(a) (b)
...... EUR 1,244 1,619,492
Venture Global LNG, Inc.
(f)
9.50% , 02/01/29 ................... USD 100,669 110,939,755
(5-Year US Treasury Yield Curve Rate T Note
Constant Maturity + 5.44%), 9.00%
(a) (j)
... 202,193 200,389,357
8.38% , 06/01/31 ................... 51,641 54,221,517
9.88% , 02/01/32 ................... 46,349 50,461,232
Venture Global Plaquemines LNG LLC
(f)
7.50% , 05/01/33 ................... 25,905 28,625,284
6.50% , 01/15/34 ................... 65,385 68,828,004
7.75% , 05/01/35 ................... 23,610 26,648,802
6.75% , 01/15/36 ................... 68,252 72,495,705
Vital Energy, Inc.
7.75% , 07/31/29
(f)
.................. 4,891 4,843,606
9.75% , 10/15/30 ................... 15,960 16,663,166
7.88% , 04/15/32
(f)
.................. 29,780 28,908,557
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(f)
...................... 17,449 17,630,033
Wintershall Dea Finance 2 BV, (5-Year EURIBOR
ICE Swap Rate + 3.94%), 6.12%
(a) (b) (j)
..... EUR 2,268 2,782,569
2,032,649,586
Security
Par (000)
Par (000) Value
Paper & Forest Products — 0.1%
Ahlstrom Holding 3 Oy, 4.88%, 02/04/28
(f)
.... USD 2,104 $ 2,039,988
Fedrigoni SpA
(b)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.00% , 01/15/30
(a)
................ EUR 531 621,870
6.13% , 06/15/31 ................... 2,493 2,909,384
Magnera Corp., 7.25%, 11/15/31
(f)
......... USD 9,075 8,539,394
Sappi Papier Holding GmbH, 4.50%, 03/15/32
(b)
EUR 2,021 2,340,619
16,451,255
Passenger Airlines — 0.2%
Air France-KLM, (5-Year EURIBOR ICE Swap
Rate + 3.58%), 5.75%
(a) (b) (j)
............ 1,000 1,198,031
American Airlines, Inc.
(f)
5.75% , 04/20/29 ................... USD 2,734 2,743,957
8.50% , 05/15/29 ................... 17,545 18,302,119
Deutsche Lufthansa AG, (5-Year EURIBOR ICE
Swap Rate + 2.86%), 5.25%, 01/15/55
(a) (b)
.. EUR 1,600 1,938,344
JetBlue Airways Corp., 9.88%, 09/20/31
(f)
.... USD 20,192 20,480,180
OneSky Flight LLC, 8.88%, 12/15/29
(f)
...... 13,332 14,019,305
United Airlines, Inc., 4.63%, 04/15/29
(f)
...... 8,127 8,002,566
66,684,502
Personal Care Products — 0.2%
Opal Bidco SAS
5.50% , 03/31/32
(b)
.................. EUR 2,016 2,449,693
6.50% , 03/31/32
(f)
.................. USD 20,406 20,910,967
Perrigo Finance Unlimited Co., 6.13%, 09/30/32 25,931 26,104,867
49,465,527
Pharmaceuticals — 1.6%
1261229 BC Ltd., 10.00%, 04/15/32
(f)
....... 231,526 237,326,199
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32
(f)
12,958 13,401,324
Bausch Health Cos., Inc.
(f)
4.88% , 06/01/28 ................... 4,057 3,631,015
11.00% , 09/30/28 .................. 87,011 90,493,108
Bayer AG
(a)(b)
Series NC5 , (5-Year EUR Swap Annual +
3.43%), 6.63% , 09/25/83 ........... EUR 2,900 3,631,375
(5-Year EUR Swap Annual + 3.90%), 7.00% ,
09/25/83 ...................... 500 643,623
Dolcetto Holdco SpA
(b)
5.63% , 07/14/32 ................... 1,712 2,060,723
(3-mo. EURIBOR + 3.63%), 5.64% ,
07/14/32
(a)
..................... 212 250,879
Gruenenthal GmbH, 4.63%, 11/15/31
(b)
...... 1,603 1,921,533
Nidda Healthcare Holding GmbH
(b)
7.00% , 02/21/30 ................... 4,078 4,991,045
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
5.79% , 10/23/30
(a)
................ 1,515 1,781,869
Organon & Co.
(f)
4.13% , 04/30/28 ................... USD 14,999 14,491,170
6.75% , 05/15/34 ................... 4,400 4,219,101
Rossini SARL
(b)
(3-mo. EURIBOR at 0.00% Floor + 3.88%),
5.87% , 12/31/29
(a)
................ EUR 1,217 1,447,087
6.75% , 12/31/29 ................... 1,997 2,473,500
Teva Pharmaceutical Finance Netherlands II BV
4.38% , 05/09/30 ................... 1,652 1,981,638
7.88% , 09/15/31 ................... 748 1,052,730
Teva Pharmaceutical Finance Netherlands III BV
3.15% , 10/01/26 ................... USD 27,985 27,425,300
4.75% , 05/09/27 ................... 4,335 4,318,744
6.75% , 03/01/28 ................... 10,800 11,176,272
6.00% , 12/01/32 ................... 10,874 11,295,367
440,013,602

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
September 30, 2025
BlackRock High Yield Portfolio
54
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Professional Services — 0.5%
Amentum Holdings, Inc., 7.25%, 08/01/32
(f)
... USD 17,882 $ 18,568,061
CACI International, Inc., 6.38%, 06/15/33
(f)
... 25,131 25,923,899
CoreLogic, Inc., 4.50%, 05/01/28
(f)
........ 66,055 64,047,073
KBR, Inc., 4.75%, 09/30/28
(f)
............ 19,277 19,064,375
La Financiere Atalian SAS, 8.50%, (8.50% Cash
or 5.00% PIK), 06/30/28
(b) (i)
........... EUR 1,972 809,162
Science Applications International Corp.
(f)
4.88% , 04/01/28 ................... USD 4,774 4,725,678
5.88% , 11/01/33 ................... 17,157 17,162,328
150,300,576
Real Estate Management & Development — 0.4%
ADLER Financing SARL, 8.25%, (8.25% Cash or
8.25% PIK), 12/31/28
(i)
.............. EUR 5,347 6,354,967
Alexandrite Lake Lux Holdings SARL, 6.75%,
07/30/30
(b)
...................... 2,127 2,554,687
Anywhere Real Estate Group LLC
(f)
7.00% , 04/15/30 ................... USD 24,900 25,198,689
9.75% , 04/15/30 ................... 9,744 10,633,949
Aroundtown Finance SARL
(a)(b)(j)
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 4.49%), 8.63% ..... GBP 3,479 4,818,279
(5-Year EURIBOR ICE Swap Rate + 4.51%),
7.13% ........................ EUR 1,113 1,377,951
Aroundtown SA
(b)
(5-Year EUR Swap Annual + 2.42%),
1.63%
(a) (j)
...................... 200 225,079
0.00% , 07/16/26 ................... 500 573,684
BRANICKS Group AG, 2.25%, 09/22/26
(b)
.... 1,100 1,020,131
Citycon Treasury BV
(b)
1.63% , 03/12/28 ................... 1,360 1,502,103
5.38% , 07/08/31 ................... 625 737,861
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(f)
...................... USD 23,257 24,822,708
DEMIRE Deutsche Mittelstand Real Estate AG,
5.00%, 12/31/27
(b) (k)
................ EUR 1,850 2,042,563
Five Point Operating Co. LP, 8.00%, 10/01/30
(f)
. USD 6,078 6,167,780
Grand City Properties SA, (5-Year EUR Swap
Annual + 2.18%), 1.50%
(a) (b) (j)
.......... EUR 900 1,033,305
Heimstaden Bostad AB
(b)
1.13% , 01/21/26 ................... 300 350,587
(5-Year EUR Swap Annual + 3.15%),
2.63%
(a) (j)
...................... 5,725 6,468,596
Howard Hughes Corp. (The)
(f)
4.13% , 02/01/29 ................... USD 6,258 6,003,187
4.38% , 02/01/31 ................... 14,065 13,186,856
Vivion Investments SARL, 6.50%, (6.50% Cash
or 8.25% PIK), 08/31/28
(b) (i)
........... EUR 3,214 3,758,267
Vonovia SE, Series B, 0.88%, 05/20/32
(b) (l)
.... 1,200 1,413,165
120,244,394
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(f)
USD 21,387 21,005,281
Semiconductors & Semiconductor Equipment — 0.2%
Amkor Technology, Inc., 5.88%, 10/01/33
(f)
... 5,541 5,597,426
ams-OSRAM AG, 10.50%, 03/30/29
(b)
...... EUR 843 1,054,485
Kioxia Holdings Corp., 6.63%, 07/24/33
(f)
.... USD 11,660 11,986,830
MKS, Inc., 1.25%, 06/01/30
(l)
............ 30,944 33,883,680
ON Semiconductor Corp., 0.50%, 03/01/29
(l)
.. 16,944 15,633,739
68,156,160
Software — 4.6%
AthenaHealth Group, Inc., 6.50%, 02/15/30
(f)
.. 202,886 201,225,981
Camelot Finance SA, 4.50%, 11/01/26
(f)
..... 2,647 2,637,924
Capstone Borrower, Inc., 8.00%, 06/15/30
(f)
... 69,599 72,786,008
Central Parent LLC, 8.00%, 06/15/29
(f)
...... 6,580 5,798,665
Central Parent, Inc., 7.25%, 06/15/29
(f)
...... 25,267 21,756,277
Security
Par (000)
Par (000) Value
Software (continued)
Clarivate Science Holdings Corp.
(f)
3.88% , 07/01/28 ................... USD 72,485 $ 69,756,136
4.88% , 07/01/29 ................... 46,766 44,195,212
Cloud Software Group, Inc.
(f)
6.50% , 03/31/29 ................... 90,803 91,622,071
9.00% , 09/30/29 ................... 183,702 190,536,890
8.25% , 06/30/32 ................... 102,669 108,906,489
Elastic NV, 4.13%, 07/15/29
(f)
............ 15,149 14,541,577
Ellucian Holdings, Inc., 6.50%, 12/01/29
(f)
.... 31,346 31,844,966
Fair Isaac Corp.
(f)
4.00% , 06/15/28 ................... 15,568 15,140,561
6.00% , 05/15/33 ................... 83,517 84,556,216
Helios Software Holdings, Inc.
4.63% , 05/01/28
(f)
.................. 208 201,168
7.88% , 05/01/29
(b)
.................. EUR 3,747 4,603,207
8.75% , 05/01/29
(f)
.................. USD 9,366 9,707,456
IPD 3 BV
5.50% , 06/15/31
(b)
.................. EUR 2,272 2,708,853
McAfee Corp., 7.38%, 02/15/30
(f)
......... USD 21,947 20,357,848
Oracle Corp.
5.95% , 09/26/55 ................... 7,690 7,666,344
6.10% , 09/26/65 ................... 11,595 11,573,646
SS&C Technologies, Inc., 6.50%, 06/01/32
(f)
.. 45,156 46,683,948
TeamSystem SpA
(a)(b)
(3-mo. EURIBOR at 0.00% Floor + 3.50%),
5.53% , 07/31/31 ................. EUR 1,763 2,075,857
(3-mo. EURIBOR at 0.00% Floor + 3.25%),
5.19% , 07/01/32 ................. 1,255 1,475,063
UKG, Inc., 6.88%, 02/01/31
(f)
............ USD 184,154 190,016,542
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(f)
21,100 19,998,955
1,272,373,860
Specialized REITs — 0.5%
Iron Mountain, Inc.
5.25% , 07/15/30
(f)
.................. 1,477 1,460,704
5.63% , 07/15/32
(f)
.................. 2,216 2,204,171
6.25% , 01/15/33
(f)
.................. 16,886 17,223,973
4.75% , 01/15/34
(b)
.................. EUR 1,995 2,347,397
4.75% , 01/15/34
(f)
.................. 15,755 18,537,962
Millrose Properties, Inc.
(f)
6.38% , 08/01/30 ................... USD 40,301 40,985,714
6.25% , 09/15/32 ................... 20,216 20,268,837
SBA Communications Corp., 3.13%, 02/01/29 . 35,017 32,751,810
135,780,568
Specialty Retail — 1.6%
Advance Auto Parts, Inc., 7.00%, 08/01/30
(f)
... 12,408 12,766,005
Afflelou SAS
6.00% , 07/25/29
(b)
.................. EUR 2,531 3,099,609
Asbury Automotive Group, Inc.
4.75% , 03/01/30 ................... USD 412 401,255
5.00% , 02/15/32
(f)
.................. 1,280 1,229,097
Bubbles Bidco SpA
(b)
(3-mo. EURIBOR at 0.00% Floor + 4.25%),
6.25% , 09/30/31
(a)
................ EUR 1,608 1,902,385
6.50% , 09/30/31 ................... 962 1,156,807
Carvana Co.
(f)(i)
9.00% , ( 9.00 % Cash or 13.00 % PIK),
06/01/30 ...................... USD 48,725 50,976,573
9.00% , ( 9.00 % Cash or 14.00 % PIK),
06/01/31 ...................... 107,960 122,235,840
CD&R Firefly Bidco plc, 8.63%, 04/30/29
(b)
... GBP 4,047 5,718,394
Cougar JV Subsidiary LLC, 8.00%, 05/15/32
(f)
. USD 15,226 16,188,252
Dufry One BV, 4.50%, 05/23/32
(b)
......... EUR 658 793,817
Duomo Bidco SpA, (3-mo. EURIBOR at 0.00%
Floor + 4.13%), 6.15%, 07/15/31
(a) (b)
...... 1,371 1,619,253

Consolidated Schedule of Investments
(continued)
September 30, 2025
BlackRock High Yield Portfolio
Consolidated Schedule of Investments
55
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialty Retail (continued)
eG Global Finance plc, 12.00%, 11/30/28
(f)
... USD 22,261 $ 24,450,503
Fressnapf Holding SE, 5.25%, 10/31/31
(b)
.... EUR 749 891,193
Global Auto Holdings Ltd., 11.50%, 08/15/29
(f)
. USD 8,514 8,982,270
Goldstory SAS
(b)
(3-mo. EURIBOR at 0.00% Floor + 4.00%),
6.02% , 02/01/30
(a)
................ EUR 623 740,451
6.75% , 02/01/30 ................... 1,881 2,293,085
Group 1 Automotive, Inc., 6.38%, 01/15/30
(f)
.. USD 8,516 8,712,157
LCM Investments Holdings II LLC
(f)
4.88% , 05/01/29 ................... 8,984 8,802,098
8.25% , 08/01/31 ................... 15,617 16,516,602
Lithia Motors, Inc., 5.50%, 10/01/30
(f)
....... 12,645 12,629,194
Park River Holdings, Inc., 8.00%, 03/15/31
(f)
.. 12,023 12,175,383
PetSmart LLC, 7.50%, 09/15/32
(f)
......... 12,161 12,179,074
Staples, Inc., 10.75%, 09/01/29
(f)
......... 11,650 11,519,165
White Cap Buyer LLC, 6.88%, 10/15/28
(f)
.... 100,159 99,861,478
437,839,940
Technology Hardware, Storage & Peripherals — 0.2%
Seagate Data Storage Technology Pte. Ltd.
(f)
8.25% , 12/15/29 ................... 10,658 11,282,580
5.88% , 07/15/30 ................... 17,894 18,205,642
8.50% , 07/15/31 ................... 15,928 16,862,305
46,350,527
Textiles, Apparel & Luxury Goods — 0.5%
Beach Acquisition Bidco LLC
5.25% , 07/15/32
(f)
.................. EUR 29,493 35,494,795
5.25% , 07/15/32
(b)
.................. 1,157 1,392,448
10.00% , ( 10.00 % Cash or 10.75 % PIK),
07/15/33
(f) (i)
..................... USD 59,269 62,550,744
Crocs, Inc.
(f)
4.25% , 03/15/29 ................... 513 491,623
4.13% , 08/15/31 ................... 3,874 3,549,156
European TopSoho SARL, Series SMCP, 4.00%,
10/14/24
(b) (c) (d) (l)
................... EUR 2,700 2,578,584
Hanesbrands, Inc., 9.00%, 02/15/31
(f)
....... USD 962 1,018,174
Levi Strauss & Co.
(f)
4.00% , 08/15/30 ................... EUR 8,865 10,561,208
3.50% , 03/01/31 ................... USD 14,589 13,544,943
PrestigeBidCo GmbH
(3-mo. EURIBOR at 0.00% Floor + 3.75%),
5.78% , 07/01/29
(a) (b)
............... EUR 1,958 2,311,833
VF Corp., 4.25%, 03/07/29 ............. 1,272 1,495,992
134,989,500
Trading Companies & Distributors — 1.4%
(f)
Foundation Building Materials, Inc., 6.00%,
03/01/29 ....................... USD 1,158 1,173,762
FTAI Aviation Investors LLC
5.50% , 05/01/28 ................... 40,199 40,205,394
7.88% , 12/01/30 ................... 47,197 50,153,750
7.00% , 05/01/31 ................... 69,891 73,110,039
7.00% , 06/15/32 ................... 42,693 44,679,164
5.88% , 04/15/33 ................... 34,322 34,537,268
Herc Holdings, Inc.
7.00% , 06/15/30 ................... 28,533 29,637,969
7.25% , 06/15/33 ................... 14,487 15,123,008
Imola Merger Corp., 4.75%, 05/15/29 ....... 12,837 12,485,582
QXO Building Products, Inc., 6.75%, 04/30/32 . 62,967 65,195,792
WESCO Distribution, Inc.
6.63% , 03/15/32 ................... 6,535 6,791,305
6.38% , 03/15/33 ................... 6,907 7,159,991
380,253,024
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.9%
Connect Finco SARL, 9.00%, 09/15/29
(f)
..... USD 13,667 $ 14,369,550
Digicel International Finance Ltd., 8.63%,
08/01/32
(f)
...................... 67,098 68,839,193
Eutelsat SA
(b)
2.25% , 07/13/27 ................... EUR 100 115,897
1.50% , 10/13/28 ................... 1,500 1,650,959
9.75% , 04/13/29 ................... 1,923 2,437,468
Maya SAS
7.00% , 10/15/28
(f)
.................. USD 8,590 8,727,701
5.38% , 04/15/30
(b)
.................. EUR 2,415 2,895,890
6.88% , 04/15/31
(b)
.................. 2,113 2,635,131
8.50% , 04/15/31
(f)
.................. USD 39,515 42,379,561
SoftBank Group Corp.
(b)
2.88% , 01/06/27 ................... EUR 244 285,178
5.00% , 04/15/28 ................... 389 469,568
5.38% , 01/08/29 ................... 2,198 2,673,210
3.38% , 07/06/29 ................... 442 504,506
5.25% , 10/10/29 ................... 891 1,078,620
5.88% , 07/10/31 ................... 1,489 1,841,618
3.88% , 07/06/32 ................... 429 479,412
5.75% , 07/08/32 ................... 1,905 2,336,978
6.38% , 07/10/33 ................... 1,674 2,089,727
Telefonica Europe BV
(a)(b)(j)
(7-Year EUR Swap Annual + 3.35%), 6.14% 2,100 2,659,714
(EUAMDB08 + 3.62%), 6.75% ......... 400 524,389
(EUAMDB08 + 3.12%), 5.75% ......... 2,500 3,108,764
Vmed O2 UK Financing I plc
4.00% , 01/31/29
(b)
.................. GBP 2,463 3,154,679
4.25% , 01/31/31
(f)
.................. USD 35,738 33,135,046
4.50% , 07/15/31
(b)
.................. GBP 1,109 1,364,566
4.75% , 07/15/31
(f)
.................. USD 17,982 16,925,491
5.63% , 04/15/32
(b)
.................. EUR 1,090 1,311,846
5.63% , 04/15/32
(b)
.................. 677 815,155
7.75% , 04/15/32
(f)
.................. USD 8,940 9,392,704
Vodafone Group plc
(a)
(5-Year EUR Swap Annual + 3.43%), 4.20% ,
10/03/78
(b)
..................... EUR 611 736,232
(5-Year GBP Swap + 3.27%), 4.88% ,
10/03/78
(b)
..................... GBP 583 783,900
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.77%), 4.13% ,
06/04/81 ...................... USD 1,556 1,455,628
(5-Year U.K. Government Bonds Note
Generic Bid Yield + 3.84%), 8.00% ,
08/30/86
(b)
..................... GBP 1,219 1,786,433
Zegona Finance plc
6.75% , 07/15/29
(b)
.................. EUR 4,423 5,497,720
238,462,434
Total Corporate Bonds — 85 .2%
(Cost: $ 23,055,474,953 ) ............................ 23,718,738,242
Fixed Rate Loan Interests
Health Care Technology — 0.6%
Cotiviti, Inc., 1st Lien Term Loan ,
7.63%
,
05/01/31 ................... USD 153,079 153,509,099
IT Services — 0.1%
X Corp., 1st Lien Term Loan B3 , 9.50%
,
10/26/29 40,954 41,050,150
Software — 0.4%
Clover Holdings 2 LLC, 1st Lien Term Loan ,
7.75%
,
12/09/31 ................... 122,925 123,616,985
Total Fixed Rate Loan Interests — 1 .1%
(Cost: $ 317,039,267 ) .............................. 318,176,234

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
September 30, 2025
BlackRock High Yield Portfolio
56
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Floating Rate Loan Interests
Aerospace & Defense — 0.3%
(a)
Atlas CC Acquisition Corp., 1st Lien Term Loan
B , 05/25/29
(n)
..................... USD 13,116 $ 7,471,863
Atlas CC Acquisition Corp., 1st Lien Term Loan
C , 05/25/29
(n)
..................... 1,883 1,072,541
Kaman Corp., 1st Lien Term Loan , 02/26/32
(n)
.. 23,244 23,154,550
Kaman Corp., Delayed Draw 1st Lien Term Loan ,
02/26/32
(n)
....................... 205 203,766
Signia Aerospace LLC, 1st Lien Term Loan ,
(3-mo. CME Term SOFR + 2.75%),
7.06%
,
12/11/31 ................... 9,994 9,993,739
Signia Aerospace LLC, Delayed Draw 1st Lien
Term Loan , (3-mo. CME Term SOFR +
0.00%), 6.74% - 7.06%
,
12/11/31 ........ 137 136,825
TransDigm, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR + 2.50%), 6.50%
,
08/19/32 31,597 31,556,556
73,589,840
Automobile Components — 0.2%
(a)
Champions Financing, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.95%
,
02/06/29 ............. 21,593 20,189,151
Clarios Global LP, 1st Lien Term Loan , 01/28/32
(n)
27,340 27,331,645
Tenneco, Inc., 1st Lien Term Loan A , (3-mo.
CME Term SOFR at 0.50% Floor + 4.75%),
9.05%
,
11/17/28 ................... 2,168 2,116,271
Tenneco, Inc., 1st Lien Term Loan B , 11/17/28
(n)
13,778 13,463,238
63,100,305
Beverages — 0.0%
Sazerac Co., Inc., 1st Lien Term Loan B1 ,
06/25/32
(a) (n)
...................... 8,297 8,343,131
Broadline Retail — 0.1%
StubHub Holdco Sub LLC, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.07%
,
03/15/30
(a)
............ 21,756 21,528,860
Building Products — 0.1%
(a)
Chariot Buyer LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.22%
,
09/08/32 ................... 3,227 3,228,515
CP Atlas Buyer, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.41%
,
07/08/30 ............. 7,093 6,933,407
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.25%
,
08/05/31 ................... 10,458 10,092,331
20,254,253
Capital Markets — 0.1%
(a)
Ardonagh Group Finco Pty. Ltd., Facility
1st Lien Term Loan B , (6-mo. CME Term
SOFR at 0.00% Floor + 2.75%), 6.75% -
6.95%
,
02/18/31 ................... 13,290 13,212,743
Osaic Holdings, Inc., 1st Lien Term Loan ,
08/02/32
(n)
....................... 20,172 20,157,412
OVG Business Services LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 7.16%
,
06/25/31 ............ 760 758,406
34,128,561
Security
Par (000)
Par (000) Value
Chemicals — 0.3%
(a)
Aruba Investments Holdings LLC, 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 7.75%), 12.01%
,
11/24/28 ........... USD 5,230 $ 4,738,380
Discovery Purchaser Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.75%), 8.08%
,
10/04/29 ............. 29,450 29,277,929
Lonza Group AG, Facility 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.75% Floor +
3.93%), 8.03%
,
07/03/28 ............. 22,213 19,994,417
Momentive Performance Materials, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.16%
,
03/29/28 ........ 3,388 3,398,532
Olympus Water US Holding Corp., 1st Lien Term
Loan B , 07/23/32
(n)
.................. 15,259 15,133,724
OQ Chemicals International Holding GmbH, 1st
Lien Term Loan B2 , 04/08/31
(n)
.......... 10,156 9,326,365
WR Grace Holdings LLC, 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR + 3.00%),
7.00%
,
08/19/32 ................... 10,500 10,517,535
92,386,882
Commercial Services & Supplies — 0.2%
(a)
Allied Universal Holdco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR + 3.25%),
7.51%
,
08/20/32 ................... 36,493 36,608,942
Jupiter Buyer, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.55%
,
10/10/31 ................... 4,752 4,780,324
LABL, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 5.00%),
9.42%
,
10/30/28 ................... 19,015 15,544,921
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 9.26%
,
02/15/29 ... 6,108 5,996,357
62,930,544
Communications Equipment — 0.1%
CommScope, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 2.00% Floor + 4.75%),
8.91%
,
12/18/29
(a)
.................. 22,426 22,678,715
Construction & Engineering — 0.2%
Brand Industrial Services, Inc., 1st Lien Term
Loan C , (3-mo. CME Term SOFR at 0.50%
Floor + 4.50%), 8.80%
,
08/01/30
(a)
....... 51,869 46,889,446
Construction Materials — 0.1%
White Cap Supply Holdings LLC, Facility 1st Lien
Term Loan C , 10/19/29
(a) (n)
............. 31,839 31,832,472
Diversified Consumer Services — 0.1%
(a)
Ascend Learning LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.16%
,
12/11/28 .............. 2,575 2,570,773
Wand NewCo 3, Inc., 1st Lien Term Loan ,
01/30/31
(n)
....................... 25,652 25,550,540
28,121,313
Diversified Telecommunication Services — 0.7%
(a)
Coral-US Co-Borrower LLC, 1st Lien Term Loan
B7 , 02/02/32
(n)
..................... 10,386 10,275,306
Frontier Communications Holdings LLC, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.65%
,
07/01/31
(e)
....... 4,682 4,673,863
Level 3 Financing, Inc., 1st Lien Term Loan B4 ,
03/29/32
(n)
....................... 85,510 85,510,000

Consolidated Schedule of Investments
(continued)
September 30, 2025
BlackRock High Yield Portfolio
Consolidated Schedule of Investments
57
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.16%
,
06/01/28 ............. USD 3,039 $ 3,086,997
Lumen Technologies, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.78%
,
04/16/29 ............. 13,535 13,435,111
Lumen Technologies, Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.78%
,
04/15/30 ............. 9,971 9,897,505
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.93% 09/25/29 .................... 14,441 11,629,641
Virgin Media Bristol LLC, Facility 1st Lien Term
Loan Q , (1-mo. CME Term SOFR at 0.00%
Floor + 3.25%), 7.51%
,
01/31/29 ........ 4,260 4,255,911
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
03/25/30
(n)
....................... 66,067 64,030,111
206,794,445
Electrical Equipment — 0.0%
GrafTech Global Enterprises, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 2.00% Floor
+ 6.00%), 10.16%
,
12/21/29
(a)
.......... 6,137 6,232,272
Energy Equipment & Services — 0.1%
Stakeholder Midstream LLC, 1st Lien Term
Loan , (6-mo. CME Term SOFR + 4.00%),
8.04%
,
01/02/31
(a)
.................. 17,905 17,927,506
Entertainment — 0.0%
City Football Group Ltd., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.78%
,
07/22/30
(a)
............ 11,158 11,148,282
Financial Services — 0.3%
(a)
Acuren Delaware Holdco, Inc., 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 2.75%), 6.91%
,
07/30/31 ............ 3,264 3,266,227
Clover Holdings SPV III LLC, 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.00% Floor +
0.00%), 15.00% 12/09/27 ............. 649 664,035
EOC BORROWER LLC, 1st Lien Term Loan B ,
03/24/32
(n)
....................... 11,067 11,061,445
Gryphon Debt Merger Sub, Inc., 1st Lien Term
Loan , (6-mo. CME Term SOFR at 0.00% Floor
+ 3.00%), 6.88%
,
09/13/32 ............ 21,514 21,561,116
Hyperion Refinance SARL, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.66%
,
04/18/30 ............. 2,211 2,208,585
ION Platform Finance US, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR + 3.75%),
7.69%
,
09/30/32 ................... 22,241 22,018,590
Orion US Finco, Inc., 1st Lien Term Loan ,
05/21/32
(n)
....................... 6,186 6,216,930
Summit Acquisition, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.83%
,
10/16/31 ............. 9,496 9,523,480
76,520,408
Food Products — 0.0%
Chobani LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.76%
,
10/25/27
(a)
.................. 982 983,830
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies — 0.2%
Bausch + Lomb Corp., 1st Lien Term Loan
(a)
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.16% , 09/29/28 ........... USD 12,012 $ 11,996,845
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.41% , 01/15/31 ........... 32,650 32,622,951
44,619,796
Health Care Providers & Services — 0.2%
(a)
ACP Tara Holdings, Inc., 1st Lien Term Loan B ,
09/17/32
(e) (n)
...................... 6,445 6,445,000
LifePoint Health, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.66%
,
05/19/31 ................... 9,655 9,603,394
LifePoint Health, Inc., 1st Lien Term Loan B1 ,
05/19/31
(n)
....................... 18,619 18,570,687
Quorum Health Corp., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 1.00% Floor +
6.50%), 10.93% 01/31/28 ............. 15,537 11,109,090
45,728,171
Health Care Technology — 0.3%
(a)
AthenaHealth Group, Inc., 1st Lien Term Loan ,
02/15/29
(n)
....................... 53,681 53,547,156
Gainwell Acquisition Corp., 1st Lien Term Loan
B , (3-mo. CME Term SOFR at 0.75% Floor +
4.00%), 8.10%
,
10/01/27 ............. 28,593 28,099,623
81,646,779
Hotels, Restaurants & Leisure — 0.0%
Great Canadian Gaming Corp., 1st Lien Term
Loan B , (3-mo. CME Term SOFR at 0.00%
Floor + 4.75%), 8.75%
,
11/01/29
(a)
....... 7,297 7,010,114
Household Durables — 0.0%
(a)
Hunter Douglas, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.25%
,
01/16/32 ............. 4,628 4,627,660
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.66%
,
12/19/29 ............. 2,445 2,448,076
7,075,736
Industrial Conglomerates — 0.1%
(a)(n)
Beach Acquisition Bidco LLC, 1st Lien Term Loan
B1 , 09/13/32 ...................... 10,252 10,294,751
LSF12 Crown US Commercial Bidco LLC, 1st
Lien Term Loan , 12/02/31 ............. 21,060 21,073,268
Pinnacle Buyer, LLC, 1st Lien Term Loan ,
09/13/32 ........................ 8,781 8,791,541
40,159,560
Insurance — 0.2%
(a)
OneDigital Borrower LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.00%), 7.32%
,
07/02/31 ............. 2,702 2,698,676
Truist Insurance Holdings LLC, 2nd Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 4.75%), 8.75%
,
05/06/32 ............ 40,737 41,437,485
44,136,161
Interactive Media & Services — 0.1%
Camelot US Acquisition LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.41%
,
01/31/31
(a)
............ 19,910 19,866,397

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
September 30, 2025
BlackRock High Yield Portfolio
58
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
IT Services — 0.2%
(a)
Asurion LLC, 1st Lien Term Loan B13 , (1-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.41%
,
09/19/30 ................... USD 12,340 $ 12,253,113
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.25%
,
07/06/29 ................... 4,545 3,921,028
Fortress Intermediate 3, Inc., 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.25%
,
06/27/31 ............. 7,379 7,397,914
Mitchell International, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.41%
,
06/17/31 ............. 11,128 11,111,785
Neptune Bidco US, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.43%
,
04/11/29 .............. 25,121 23,886,819
58,570,659
Life Sciences Tools & Services — 0.1%
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.00%
,
09/27/30
(a)
.................. 36,625 36,609,977
Machinery — 0.2%
(a)
Husky Injection Molding Systems Ltd., 1st Lien
Term Loan , (6-mo. CME Term SOFR at 0.00%
Floor + 3.75%), 7.92%
,
02/15/29 ........ 52,779 52,881,049
Vortex Opco LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.37%
,
12/18/28 ................... 6,029 1,326,275
54,207,324
Media — 0.6%
(a)
Altice France SA, 1st Lien Term Loan B14 ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.50%), 9.82%
,
08/15/28
(e)
............ 23,206 22,394,060
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.28%
,
08/23/28 ........ 28,227 28,247,739
CSC Holdings LLC, 1st Lien Term Loan ,
01/18/28
(n)
....................... 26,790 26,600,863
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(US Prime Rate at 0.00% Floor + 1.50%),
8.75%
,
04/15/27 ................... 27,319 26,405,713
DirecTV Financing LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
5.50%), 9.81%
,
02/17/31 ............. 45,481 44,400,719
Gray Media, Inc., 1st Lien Term Loan D , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.39%
,
12/01/28 ................... 8,062 8,056,191
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.53%
,
05/23/29 ............. 72 71,765
156,177,050
Metals & Mining — 0.0%
Star Holding LLC, 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.66%
,
07/18/31
(a)
.................. 5,665 5,613,006
Pharmaceuticals — 0.3%
(a)
Amneal Pharmaceuticals LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR at 0.50% Floor
+ 3.50%), 7.66%
,
08/02/32 ............ 27,566 27,519,965
Boots Group Bidco Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.70%
,
08/30/32 ............. 59,286 59,409,315
Security
Par (000)
Par (000) Value
Pharmaceuticals (continued)
Endo Finance Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.00%), 8.16%
,
04/23/31 ............. USD 12,707 $ 12,725,713
99,654,993
Professional Services — 0.2%
(a)
AlixPartners LLP, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.00%),
6.16%
,
08/12/32 ................... 8,722 8,659,118
Amentum Holdings, Inc., 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
2.25%), 6.41%
,
09/29/31 ............. 2,223 2,219,898
Celestial- Saturn Parent, Inc., 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.00% Floor
+ 6.50%), 10.93%
,
06/04/29 ........... 15,642 15,520,004
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.78%
,
06/02/28 ................... 12,095 12,083,656
Galaxy US Opco, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.50% Floor +
2.00%), 6.31% 07/31/30 .............. 9,426 8,536,574
47,019,250
Semiconductors & Semiconductor Equipment — 0.1%
Qnity Electronics, Inc., 1st Lien Term Loan B ,
08/12/32
(a) (n)
...................... 22,526 22,497,842
Software — 0.7%
(a)
Applied Systems, Inc., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.50%
,
02/23/32 ............. 9,512 9,716,631
Boxer Parent Co., Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.00%), 7.20%
,
07/30/31 ............. 19,398 19,355,207
Boxer Parent Co., Inc., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 9.95%
,
07/30/32 ............. 13,074 12,714,465
Cloud Software Group, Inc., 1st Lien Term Loan
B
(1-mo. CME Term SOFR + 3.25%),
7.48% , 03/21/31 ................. 38,737 38,869,829
(3-mo. CME Term SOFR + 3.25%),
7.25% , 08/16/32 ................. 10,889 10,919,992
Cloudera, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 6.00%),
10.42%
,
10/10/29 .................. 15,077 13,720,097
Delta Topco, Inc., 2nd Lien Term Loan , (1-mo.
CME Term SOFR at 0.75% Floor + 5.25%),
9.52%
,
12/24/30 ................... 3,674 3,652,176
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.91%
,
10/09/29 ............. 3,109 3,107,260
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.91%
,
11/15/32 .............. 46,604 47,574,761
MH Sub I LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.25%
,
05/03/28 ................... 19,707 18,927,043
Proofpoint, Inc., 1st Lien Term Loan , 08/31/28
(n)
3,877 3,887,119
RealPage, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.50% Floor + 3.75%),
7.75%
,
04/24/28 ................... 10,490 10,516,511
Sabre GLBL, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.51%
,
06/30/28 ................... 238 221,330

Consolidated Schedule of Investments
(continued)
September 30, 2025
BlackRock High Yield Portfolio
Consolidated Schedule of Investments
59
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Software (continued)
Sabre GLBL, Inc., 1st Lien Term Loan B1
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.78% , 12/17/27 ........... USD 1,418 $ 1,340,068
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 10.26% , 11/15/29
(e)
.......... 3,938 3,702,089
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.78% , 12/17/27 ........... 467 441,234
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 10.26% , 11/15/29
(e)
.......... 1,976 1,857,338
200,523,150
Technology Hardware, Storage & Peripherals — 0.2%
(a)
Finastra USA, Inc., 1st Lien Term Loan B , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.04%
,
09/15/32 ................... 55,061 54,805,517
Finastra USA, Inc., 2nd Lien Term Loan , (12-mo.
CME Term SOFR + 7.00%), 10.88%
,
09/15/33 11,912 11,828,616
66,634,133
Trading Companies & Distributors — 0.2%
Foundation Building Materials, Inc., 1st Lien Term
Loan
(a)
(3-mo. CME Term SOFR at 0.50% Floor +
3.25%), 7.82% , 01/31/28 ........... 9,372 9,376,869
(3-mo. CME Term SOFR + 4.00%),
8.31% , 01/29/31 ................. 31,650 31,689,646
(3-mo. CME Term SOFR at 1.00% Floor +
5.25%), 9.55% , 01/29/31 ........... 6,185 6,209,556
47,276,071
Wireless Telecommunication Services — 0.2%
(a)
Digicel International Finance Ltd., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 5.25%), 9.49%
,
08/09/32 ............ 20,897 20,870,879
Windstream Services LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.01%
,
09/25/31
(e)
............ 7,902 7,882,245
Windstream Services LLC, 1st Lien Term Loan B ,
09/24/32
(e) (n)
...................... 15,605 15,448,950
44,202,074
Total Floating Rate Loan Interests — 7 .0%
(Cost: $ 1,960,013,772 ) ............................ 1,954,619,308
Foreign Agency Obligations
Denmark — 0.0%
Orsted A/S
(a)(b)
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 2.14%), 2.50% , 02/18/3021 .. GBP 1,308 1,319,628
(5-Year EURIBOR ICE Swap Rate + 2.59%),
5.13% , 03/14/3024 ............... EUR 550 662,345
1,981,973
France — 0.1%
Electricite de France SA
(a)(b)(j)
(13-Year GBP Swap Semi + 4.23%), 6.00% . GBP 2,200 2,967,856
(5-Year EUR Swap Annual + 3.20%), 3.00% . EUR 400 461,562
(5-Year EURIBOR ICE Swap Rate + 2.94%),
5.13% ........................ 600 726,932
(5-Year EUR Swap Annual + 3.97%), 3.38% . 4,000 4,502,417
(5-Year EURIBOR ICE Swap Rate + 2.07%),
4.38% ........................ 2,200 2,563,538
(5-Year EURIBOR ICE Swap Rate + 3.28%),
5.63% ........................ 600 739,616
Security
Par (000)
Par (000) Value
France (continued)
(5-Year U.K. Government Bonds Note Generic
Bid Yield + 3.78%), 7.38% ........... GBP 700 $ 960,157
12,922,078
Total Foreign Agency Obligations — 0 .1%
(Cost: $ 14,268,686 ) ............................... 14,904,051
Shares
Shares
Investment Companies
iShares Broad USD High Yield Corporate Bond
ETF
(g) (o)
......................... 16,046,846 606,249,842
Total Investment Companies — 2 .2%
(Cost: $ 580,286,518 ) .............................. 606,249,842
Beneficial Interest
(000)
Other Interests
(p)
Capital Markets — 0.0%
(c)
Lehman Brothers Holdings Capital Trust Escrow
Bonds
(d)
......................... USD 11,550 10,395
Lehman Brothers Holdings Capital Trust Escrow
Bonds .......................... 5,500 4,950
Lehman Brothers Holdings, Inc.
(d)
.......... 5,675 5,107
20,452
Independent Power and Renewable Electricity Producers — 0.0%
(a)(c)(d)(e)
GenOn Energy Holdings LLC ............. 1,864 —
GenOn Energy Holdings LLC
(g)
............ 3,270 1
1
Media — 0.0%
Adelphia Communications Corp., Escrow
(c) (d) (e)
. 325 —
Total Other Interests — 0.0%
(Cost: $ — ) ..................................... 20,453
Par (000)
Pa r (000)
Preferred Securities
Capital Trusts — 0.8%
Aerospace & Defense — 0.1%
Boeing Co. (The) , 6.00% , 10/15/27
(l)
........ 296 20,559,605
Banks — 0.0%
PNC Financial Services Group, Inc. (The) , Series
W , (7-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.81%), 6.25%
(a) (j)
. 7,800 8,003,588
Electric Utilities — 0.3%
(a)(j)
Edison International , Series A , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.70%), 5.38% ............. 35,013 33,993,068
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(f)
................... 36,966 40,306,469
74,299,537
Financial Services — 0.0%
Shift4 Payments, Inc. , 6.00% , 05/01/28
(l)
..... 91 8,633,170
Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a) (f) (j)
....................... 63,284 64,250,347

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
September 30, 2025
BlackRock High Yield Portfolio
60
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels — 0.1%
Energy Transfer LP , Series H , (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.69%), 6.50%
(a) (j)
........... USD 27,981 $ 28,085,369
Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology, Inc. , 7.50% , 03/15/28
(l)
.. 441 26,038,133
Total Capital Trusts — 0 .8%
(Cost: $ 216,271,843 ) .............................. 229,869,749
Shares
Shares
Preferred Stocks — 0.3%
Insurance — 0.3%
Alliant Cali, Inc. , (Acquired 09/25/24 , cost
$ 75,143,253 ) , 10.00%
(e) (q)
............. 78,378 82,748,044
IT Services — 0.0%
(d)(e)
Veritas Newco ....................... 17,522 398,621
Veritas Newco, Series G-1 ............... 12,095 275,154
673,775
Wireless Telecommunication Services — 0.0%
Ligado Networks LLC , (Acquired 06/04/25 , cost
$ 3,759,643 )
(d) (q)
.................... 3,837,904 38
Total Preferred Stocks — 0 .3%
(Cost: $ 79,495,226 ) ............................... 83,421,857
Total Preferred Securities — 1 .1%
(Cost: $ 295,767,069 ) .............................. 313,291,606
Total Long-Term Investments — 97.6%
(Cost: $ 26,451,481,220 ) ............................ 27,172,126,483
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 2.7%
(o)(r)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.26%
(s)
................... 112,602,548 $ 112,658,849
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.01% ..................... 646,648,204 646,648,204
Total Short-Term Securities — 2 .7%
(Cost: $ 759,284,677 ) .............................. 759,307,053
Total Investments Before Investments Sold Short — 100 .3%
(Cost: $ 27,210,765,897 ) ............................ 27,931,433,536
Investments Sold Short
Common Stocks
Diversified Telecommunication Services — (0.0)%
Telesat Corp. ....................... (388) (10,282)
Total Common Stocks — (0.0) %
(Proceeds: $ (5,919) ) .............................. (10,282)
Total Investments Sold Short — (0.0) %
(Proceeds: $ (5,919) ) .............................. (10,282)
Total Investments Net of Investments Sold Short — 100 .3%
(Cost: $ 27,210,759,978 ) ............................ 27,931,423,254
Liabilities in Excess of Other Assets — (0.3) % ............. (84,013,482)
Net Assets — 100.0% ...............................
$ 27,847,409,772
(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(b)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)
Issuer filed for bankruptcy and/or is in default.
(d)
Non-income producing security.
(e)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(g)
All or a portion of this security is on loan.
(h)
A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(i)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)
Perpetual security with no stated maturity date.
(k)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(l)
Convertible security.
(m)
Zero-coupon bond.
(n)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)
Affiliate of the Fund.
(p)
Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $82,748,082, representing 0.30% of its net assets as of period end, and an original cost of $78,902,896.
(r)
Annualized 7-day yield as of period end.
(s)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Consolidated Schedule of Investments
(continued)
September 30, 2025
BlackRock High Yield Portfolio
Consolidated Schedule of Investments
61
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
09/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 211,927,055 $ — $ (99,217,519)
(a)
$ (74,726) $ 24,039 $ 112,658,849 112,602,548 $ 1,288,246
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 206,646,929 440,001,275
(a)
— — — 646,648,204 646,648,204 29,763,375 —
iShares Broad USD High Yield
Corporate Bond ETF .... 1,131,263,752 2,321,371,100 (2,827,708,837) (4,575,569) (14,100,604) 606,249,842 16,046,846 59,642,461 —
iShares iBoxx $ High Yield
Corporate Bond ETF
(c)
... — 473,779,900 (472,521,273) (1,258,627) — — — 1,156,352 —
$ (5,908,922) $ (14,076,565) $ 1,365,556,895 $ 91,850,434 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
September 30, 2025
BlackRock High Yield Portfolio
62
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Short Contracts
U.S. Treasury Long Bond ..................................................... 71 12/19/25 $ 8,276 $ (20,075)
U.S. Treasury Ultra Bond ..................................................... 88 12/19/25 10,568 (44,138)
$ (64,213)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 4,604,029 CHF 3,630,000 HSBC Bank plc 12/17/25 $ 1,701
USD 12,168,496 EUR 10,288,124 JPMorgan Chase Bank NA 12/17/25 35,710
USD 426,932,968 EUR 361,204,938 Standard Chartered Bank 12/17/25 963,936
USD 28,028,990 EUR 23,728,000 State Street Bank and Trust Co. 12/17/25 46,557
USD 426,932,968 EUR 361,204,938 Toronto Dominion Bank 12/17/25 963,936
USD 442,421 EUR 375,000 UBS AG 12/17/25 183
USD 4,051,849 GBP 2,989,710 HSBC Bank plc 12/17/25 30,605
USD 102,967,174 GBP 75,926,000 Morgan Stanley & Co. International plc 12/17/25 844,573
2,887,201
USD 23,734,288 EUR 20,142,185 JPMorgan Chase Bank NA 12/17/25 (19,393)
USD 1,250,196 EUR 1,064,000 Standard Chartered Bank 12/17/25 (4,579)
USD 2,968,905 EUR 2,523,000 State Street Bank and Trust Co. 12/17/25 (6,470)
USD 686,445 EUR 584,000 Toronto Dominion Bank 12/17/25 (2,266)
(32,708)
$ 2,854,493
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
45.V1 ........... 5.00 % Quarterly 12/20/30 B+ USD 606,046 $ 46,974,197 $ 46,680,820 $ 293,377
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Credit Default Swap s — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Virgin Media Finance plc . 5.00 % Quarterly JPMorgan Chase Bank 12/20/25 B- EUR 1,050 $ 12,992 $ 20,616 $ (7,624)
ADLER Real Estate GmbH 5.00 Quarterly
Goldman Sachs
International 06/20/26 CCC EUR 100 1,706 (1,107) 2,813
CMA CGM SA ........ 5.00 Quarterly
Morgan Stanley & Co.
International plc 06/20/27 BB+ EUR 1,725 144,550 147,214 (2,664)
ADLER Real Estate GmbH 5.00 Quarterly Bank of America NA 12/20/27 CCC EUR 491 32,400 (44,496) 76,896
ADLER Real Estate GmbH 5.00 Quarterly Barclays Bank plc 12/20/27 CCC EUR 295 19,475 (25,184) 44,659

Consolidated Schedule of Investments
(continued)
September 30, 2025
BlackRock High Yield Portfolio
Consolidated Schedule of Investments
63
OTC Credit Default Swaps — Sell Protection (continued)
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency Counterparty
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
ADLER Real Estate GmbH 5.00 % Quarterly Barclays Bank plc 12/20/27 CCC EUR 830 $ 54,740 $ (70,789) $ 125,529
ADLER Real Estate GmbH 5.00 Quarterly Citibank NA 12/20/27 CCC EUR 241 15,884 (21,144) 37,028
ADLER Real Estate GmbH 5.00 Quarterly JPMorgan Chase Bank 12/20/27 CCC EUR 504 33,241 (45,328) 78,569
ADLER Real Estate GmbH 5.00 Quarterly
Morgan Stanley & Co.
International plc 12/20/27 CCC EUR 365 24,102 (32,772) 56,874
Forvia SE ........... 5.00 Quarterly Barclays Bank plc 06/20/29 BB- EUR 1,109 140,488 108,385 32,103
Forvia SE ........... 5.00 Quarterly
Goldman Sachs
International 06/20/29 BB- EUR 959 121,485 82,836 38,649
Forvia SE ........... 5.00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 200 25,179 12,119 13,060
iTraxx Europe Crossover
Index Series 42.V2 .. 5.00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 1,923 315,552 193,028 122,524
iTraxx Europe Crossover
Index Series 42.V2 .. 5.00 Quarterly BNP Paribas SA 12/20/29 BB- EUR 2,467 404,819 287,402 117,417
iTraxx Europe Crossover
Index Series 42.V2 .. 5.00 Quarterly
Goldman Sachs
International 12/20/29 BB- EUR 1,329 218,081 214,539 3,542
Zegona Finance plc .... 5.00 Quarterly BNP Paribas SA 06/20/30 BB EUR 561 101,736 93,458 8,278
Zegona Finance plc .... 5.00 Quarterly Deutsche Bank AG 06/20/30 BB EUR 552 100,101 73,143 26,958
Virgin Media Finance plc . 5.00 Quarterly
Goldman Sachs
International 12/20/30 B- EUR 525 49,151 51,083 (1,932)
$ 1,815,682 $ 1,043,003 $ 772,679
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.
OTC Total Return Swaps
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR minus
0.20% ......... At Termination
Invesco Senior
Loan ETF
At
Termination
Morgan Stanley & Co.
International plc 10/02/25 USD 1,500 $ 105,511 $ — $ 105,511
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 12/20/25 USD 34,326 2,194,307 (110,595) 2,304,902
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 12/20/25 USD 44,545 3,041,083 (129,059) 3,170,142
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/25 USD 72,580 4,297,496 (183,365) 4,480,861
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/25 USD 46,721 3,079,717 (135,363) 3,215,080
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 12/20/25 USD 48,258 2,983,540 (88,306) 3,071,846
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 03/20/26 USD 68,000 2,748,737 (407,037) 3,155,774
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination BNP Paribas SA 03/20/26 USD 82,000 3,136,156 (548,195) 3,684,351
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 03/20/26 USD 36,172 1,554,447 (204,525) 1,758,972

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
September 30, 2025
BlackRock High Yield Portfolio
64
OTC Total Return Swaps (continued)
Paid by the Fund Received by the Fund
Rate/Reference Frequency Rate/Reference Frequency Counterparty
Termination
Date
Notional
Amount
(000) Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 03/20/26 USD 45,005 $ 121,000 $ (428,920) $ 549,920
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
JPMorgan Chase Bank
NA 03/20/26 USD 51,820 2,320,265 (332,337) 2,652,602
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/26 USD 50,000 207,269 (460,131) 667,400
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/26 USD 50,000 (44,169) (496,153) 451,984
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/26 USD 46,000 1,889,046 (275,349) 2,164,395
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/26 USD 48,258 3,117,594 (130,401) 3,247,995
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/26 USD 48,257 2,878,444 (137,993) 3,016,437
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
JPMorgan Chase Bank
NA 03/20/26 USD 49,300 1,243,720 (311,383) 1,555,103
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/26 USD 23,125 610,192 (130,754) 740,946
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 03/20/26 USD 46,250 1,177,488 (265,781) 1,443,269
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Goldman Sachs
International 06/20/26 USD 150,000 (107,987) (1,550,664) 1,442,677
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/26 USD 106,197 663,176 (984,750) 1,647,926
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/26 USD 39,915 154,433 (364,013) 518,446
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/26 USD 79,871 538,508 (687,234) 1,225,742
1-day SOFR ....... Quarterly
iBoxx USD Liquid
High Yield Total
Return Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/26 USD 67,134 820,396 (554,576) 1,374,972
1-day SOFR ....... Quarterly
Markit iBoxx USD
Liquid Leveraged
Loans Total Return
Index
At
Termination
Morgan Stanley & Co.
International plc 06/20/26 USD 93,517 391,309 (804,648) 1,195,957
$ 39,121,678 $ (9,721,532) $ 48,843,210

Consolidated Schedule of Investments
(continued)
September 30, 2025
BlackRock High Yield Portfolio
Consolidated Schedule of Investments
65
Derivative Financial Instruments Categorized by Risk Exposure
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day SOFR ......................................... Secured Overnight Financing Rate 4.31%
1-day TONAR ........................................ Tokyo Overnight Average Rate 0.48
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared and OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 46,680,820 $ — $ 293,377 $ —
OTC Swaps ................................................................... 1,283,823 (9,962,352) 49,628,109 (12,220)
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... $ — $ — $ — $ 2,887,201 $ — $ — $ 2,887,201
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 293,377 — — — — 293,377
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ — 2,068,722 105,511 — 48,737,699 — 50,911,932
$ — $ 2,362,099 $ 105,511 $ 2,887,201 $ 48,737,699 $ — $ 54,092,510
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 64,213 $ — $ 64,213
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 32,708 — — 32,708
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — 253,040 — — 9,721,532 — 9,974,572
$ — $ 253,040 $ — $ 32,708 $ 9,785,745 $ — $ 10,071,493
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Consolidated Schedule of Investments. In the Statements
of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ 6,939 $ — $ 6,939
Forward foreign currency exchange contracts .... — — — (17,380,239) — — (17,380,239)
Swaps .............................. — 29,815,172 628,072 — 70,682,362 — 101,125,606
$ — $ 29,815,172 $ 628,072 $ (17,380,239) $ 70,689,301 $ — $ 83,752,306

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
September 30, 2025
BlackRock High Yield Portfolio
66
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ — $ — $ (333,419) $ — $ (333,419)
Forward foreign currency exchange contracts .... — — — 5,220,154 — — 5,220,154
Swaps .............................. — 502,276 105,511 — (23,103,839) — (22,496,052)
$ — $ 502,276 $ 105,511 $ 5,220,154 $ (23,437,258) $ — $ (17,609,317)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 45,825,225
Average notional value of contracts — short ................................................................................. 9,150,953
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 852,419,408
Average amounts sold — in USD ........................................................................................ 455,787
Credit default swaps
Average notional value — buy protection ................................................................................... 2,877,002
Average notional value — sell protection ................................................................................... 736,930,482
Total return swaps
Average notional value ............................................................................................... 1,446,282,250
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 67,250 $ 9,173
Forward foreign currency exchange contracts ................................................................. 2,887,201 32,708
Swaps — centrally cleared .............................................................................. 1,250,786 —
Swaps — OTC
(a)
..................................................................................... 50,911,932 9,974,572
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 55,117,169 $ 10,016,453
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(1,318,036) (9,173)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 53,799,133 $ 10,007,280
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Received
(b)
Cash
Collateral
Received
(b)
Net Amount
of Derivative
Assets
(c)(d)
Bank of America NA .............................. $ 76,896 $ (44,496) $ — $ — $ 32,400
Barclays Bank plc ................................ 310,676 (95,973) — — 214,703
BNP Paribas SA ................................. 7,662,232 (955,232) — (6,340,000) 367,000
Citibank NA .................................... 37,028 (21,144) — — 15,884
Deutsche Bank AG ............................... 100,101 — — — 100,101
Goldman Sachs International ........................ 1,861,318 (1,553,703) — — 307,615
HSBC Bank plc .................................. 32,306 — — — 32,306
JPMorgan Chase Bank NA .......................... 12,126,536 (1,589,164) (10,451,679) — 85,693
Morgan Stanley & Co. International plc .................. 29,617,428 (5,734,253) — (22,947,374) 935,801
Standard Chartered Bank ........................... 963,936 (4,579) — — 959,357
State Street Bank and Trust Co. ...................... 46,557 (6,470) — — 40,087
Toronto Dominion Bank ............................ 963,936 (2,266) — — 961,670
UBS AG ...................................... 183 — — — 183
$ 53,799,133 $ (10,007,280) $ (10,451,679) $ (29,287,374) $ 4,052,800

Consolidated Schedule of Investments
(continued)
September 30, 2025
BlackRock High Yield Portfolio
Consolidated Schedule of Investments
67
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Consolidated Schedule of Investments above.
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
Bank of America NA .............................. $ 44,496 $ (44,496) $ — $ — $ —
Barclays Bank plc ................................ 95,973 (95,973) — — —
BNP Paribas SA ................................. 955,232 (955,232) — — —
Citibank NA .................................... 21,144 (21,144) — — —
Goldman Sachs International ........................ 1,553,703 (1,553,703) — — —
JPMorgan Chase Bank NA .......................... 1,589,164 (1,589,164) — — —
Morgan Stanley & Co. International plc .................. 5,734,253 (5,734,253) — — —
Standard Chartered Bank ........................... 4,579 (4,579) — — —
State Street Bank and Trust Co. ...................... 6,470 (6,470) — — —
Toronto Dominion Bank ............................ 2,266 (2,266) — — —
$ 10,007,280 $ (10,007,280) $ — $ — $ —
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(d)
Net amount represents the net amount receivable from the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 28,771,359 $ — $ 28,771,359
Common Stocks
Commercial Services & Supplies ............................. — — 5,913,239 5,913,239
Electrical Equipment ..................................... — — — —
Energy Equipment & Services .............................. 15,659 — — 15,659
Hotels, Restaurants & Leisure .............................. 14,727,573 — 1 14,727,574
Metals & Mining ........................................ 32,074,777 — — 32,074,777
Oil, Gas & Consumable Fuels ............................... 113,393,719 — — 113,393,719
Real Estate Management & Development ....................... — — 9 9
Semiconductors & Semiconductor Equipment .................... 3 — — 3
Specialized REITs ...................................... 51,230,408 — — 51,230,408
Corporate Bonds
Aerospace & Defense .................................... — 791,155,083 — 791,155,083
Air Freight & Logistics .................................... — 24,105,020 — 24,105,020
Automobile Components .................................. — 372,228,439 — 372,228,439
Automobiles .......................................... — 154,056,126 — 154,056,126
Banks ............................................... — 467,548,031 — 467,548,031
Biotechnology ......................................... — 23,357,694 — 23,357,694
Broadline Retail ........................................ — 122,980,883 — 122,980,883
Building Products ....................................... — 593,315,459 — 593,315,459
Capital Markets ........................................ — 571,834,890 — 571,834,890
Chemicals ............................................ — 751,763,701 — 751,763,701
Commercial Services & Supplies ............................. — 1,029,002,128 — 1,029,002,128
Communications Equipment ................................ — 65,392,623 — 65,392,623
Construction & Engineering ................................ — 155,850,515 — 155,850,515
Consumer Finance ...................................... — 355,201,637 — 355,201,637
Consumer Staples Distribution & Retail ........................ — 167,734,802 — 167,734,802
Containers & Packaging .................................. — 734,933,193 — 734,933,193
Distributors ........................................... — 49,263,264 — 49,263,264
Diversified Consumer Services .............................. — 219,531,389 — 219,531,389
Diversified REITs ....................................... — 127,245,633 — 127,245,633
Diversified Telecommunication Services ........................ — 1,343,961,405 — 1,343,961,405

2025
BlackRock Annual Financial Statements and Additional Information
Consolidated Schedule of Investments
(continued)
September 30, 2025
BlackRock High Yield Portfolio
68
Level 1 Level 2 Level 3 Total
Electric Utilities ........................................ $ — $ 463,127,624 $ — $ 463,127,624
Electrical Equipment ..................................... — 27,568,165 — 27,568,165
Electronic Equipment, Instruments & Components ................. — 109,306,213 — 109,306,213
Energy Equipment & Services .............................. — 477,568,980 — 477,568,980
Entertainment ......................................... — 180,171,689 — 180,171,689
Financial Services ...................................... — 1,071,810,883 — 1,071,810,883
Food Products ......................................... — 343,731,057 — 343,731,057
Gas Utilities ........................................... — 26,412,231 — 26,412,231
Ground Transportation ................................... — 135,369,114 — 135,369,114
Health Care Equipment & Supplies ........................... — 320,864,562 — 320,864,562
Health Care Providers & Services ............................ — 571,562,658 — 571,562,658
Health Care REITs ...................................... — 97,618,882 — 97,618,882
Health Care Technology .................................. — 71,600,947 — 71,600,947
Hotel & Resort REITs .................................... — 250,606,195 — 250,606,195
Hotels, Restaurants & Leisure .............................. — 1,223,887,901 — 1,223,887,901
Household Durables ..................................... — 232,764,161 — 232,764,161
Household Products ..................................... — 577,513 — 577,513
Independent Power and Renewable Electricity Producers ............ — 177,676,620 — 177,676,620
Insurance ............................................ — 1,438,466,415 — 1,438,466,415
Interactive Media & Services ............................... — 56,387,475 — 56,387,475
IT Services ........................................... — 212,673,680 — 212,673,680
Life Sciences Tools & Services .............................. — 7,043,805 — 7,043,805
Machinery ............................................ — 278,834,656 — 278,834,656
Media ............................................... — 1,532,319,156 — 1,532,319,156
Metals & Mining ........................................ — 580,315,078 — 580,315,078
Mortgage Real Estate Investment Trusts (REITs) .................. — 84,285,249 — 84,285,249
Multi-Utilities .......................................... — 13,850,122 — 13,850,122
Office REITs .......................................... — 854,560 — 854,560
Oil, Gas & Consumable Fuels ............................... — 2,032,649,586 — 2,032,649,586
Paper & Forest Products .................................. — 16,451,255 — 16,451,255
Passenger Airlines ...................................... — 66,684,502 — 66,684,502
Personal Care Products .................................. — 49,465,527 — 49,465,527
Pharmaceuticals ....................................... — 440,013,602 — 440,013,602
Professional Services .................................... — 150,300,576 — 150,300,576
Real Estate Management & Development ....................... — 120,244,394 — 120,244,394
Retail REITs .......................................... — 21,005,281 — 21,005,281
Semiconductors & Semiconductor Equipment .................... — 68,156,160 — 68,156,160
Software ............................................. — 1,272,373,860 — 1,272,373,860
Specialized REITs ...................................... — 135,780,568 — 135,780,568
Specialty Retail ........................................ — 437,839,940 — 437,839,940
Technology Hardware, Storage & Peripherals .................... — 46,350,527 — 46,350,527
Textiles, Apparel & Luxury Goods ............................ — 134,989,500 — 134,989,500
Trading Companies & Distributors ............................ — 380,253,024 — 380,253,024
Wireless Telecommunication Services ......................... — 238,462,434 — 238,462,434
Fixed Rate Loan Interests ................................... — 318,176,234 — 318,176,234
Floating Rate Loan Interests
Aerospace & Defense .................................... — 73,589,840 — 73,589,840
Automobile Components .................................. — 63,100,305 — 63,100,305
Beverages ........................................... — 8,343,131 — 8,343,131
Broadline Retail ........................................ — 21,528,860 — 21,528,860
Building Products ....................................... — 20,254,253 — 20,254,253
Capital Markets ........................................ — 34,128,561 — 34,128,561
Chemicals ............................................ — 92,386,882 — 92,386,882
Commercial Services & Supplies ............................. — 62,930,544 — 62,930,544
Communications Equipment ................................ — 22,678,715 — 22,678,715
Construction & Engineering ................................ — 46,889,446 — 46,889,446
Construction Materials .................................... — 31,832,472 — 31,832,472
Diversified Consumer Services .............................. — 28,121,313 — 28,121,313
Diversified Telecommunication Services ........................ — 202,120,582 4,673,863 206,794,445
Electrical Equipment ..................................... — 6,232,272 — 6,232,272
Energy Equipment & Services .............................. — 17,927,506 — 17,927,506
Entertainment ......................................... — 11,148,282 — 11,148,282
Financial Services ...................................... — 76,520,408 — 76,520,408
Food Products ......................................... — 983,830 — 983,830
Health Care Equipment & Supplies ........................... — 44,619,796 — 44,619,796
Fair Value Hierarchy as of Period End (continued)

Consolidated Schedule of Investments
(continued)
September 30, 2025
BlackRock High Yield Portfolio
Consolidated Schedule of Investments
69
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Health Care Providers & Services ............................ $ — $ 39,283,171 $ 6,445,000 $ 45,728,171
Health Care Technology .................................. — 81,646,779 — 81,646,779
Hotels, Restaurants & Leisure .............................. — 7,010,114 — 7,010,114
Household Durables ..................................... — 7,075,736 — 7,075,736
Industrial Conglomerates .................................. — 40,159,560 — 40,159,560
Insurance ............................................ — 44,136,161 — 44,136,161
Interactive Media & Services ............................... — 19,866,397 — 19,866,397
IT Services ........................................... — 58,570,659 — 58,570,659
Life Sciences Tools & Services .............................. — 36,609,977 — 36,609,977
Machinery ............................................ — 54,207,324 — 54,207,324
Media ............................................... — 133,782,990 22,394,060 156,177,050
Metals & Mining ........................................ — 5,613,006 — 5,613,006
Pharmaceuticals ....................................... — 99,654,993 — 99,654,993
Professional Services .................................... — 47,019,250 — 47,019,250
Semiconductors & Semiconductor Equipment .................... — 22,497,842 — 22,497,842
Software ............................................. — 194,963,723 5,559,427 200,523,150
Technology Hardware, Storage & Peripherals .................... — 66,634,133 — 66,634,133
Trading Companies & Distributors ............................ — 47,276,071 — 47,276,071
Wireless Telecommunication Services ......................... — 20,870,879 23,331,195 44,202,074
Foreign Agency Obligations ................................. — 14,904,051 — 14,904,051
Investment Companies .................................... 606,249,842 — — 606,249,842
Other Interests .......................................... — 20,452 1 20,453
Preferred Securities
Aerospace & Defense .................................... 20,559,605 — — 20,559,605
Banks ............................................... — 8,003,588 — 8,003,588
Electric Utilities ........................................ — 74,299,537 — 74,299,537
Financial Services ...................................... 8,633,170 — — 8,633,170
Independent Power and Renewable Electricity Producers ............ — 64,250,347 — 64,250,347
Insurance ............................................ — — 82,748,044 82,748,044
IT Services ........................................... — — 673,775 673,775
Oil, Gas & Consumable Fuels ............................... — 28,085,369 — 28,085,369
Semiconductors & Semiconductor Equipment .................... 26,038,133 — — 26,038,133
Short-Term Securities
Money Market Funds ...................................... 759,307,053 — — 759,307,053
Unfunded Floating Rate Loan Interests
(a)
........................... — 67,843 — 67,843
Liabilities
Investment Sold Short
Common Stocks ......................................... (10,282) — — (10,282)
Unfunded Floating Rate Loan Interests
(a)
........................... — (3,018) — (3,018)
$ 1,632,219,660 $ 26,147,529,767 $ 151,738,614 $ 27,931,488,041
Investments valued at NAV
(b)
...................................... 38
$ 27,931,488,079
Derivative Financial Instruments
(c)
Assets
Credit contracts ........................................... $ — $ 1,078,276 $ — $ 1,078,276
Equity contracts ........................................... — 105,511 — 105,511
Foreign currency exchange contracts ............................ — 2,887,201 — 2,887,201
Interest rate contracts ....................................... — 48,737,699 — 48,737,699
Liabilities
Credit contracts ........................................... — (12,220) — (12,220)
Foreign currency exchange contracts ............................ — (32,708) — (32,708)
Interest rate contracts ....................................... (64,213) — — (64,213)
$ (64,213) $ 52,763,759 $ — $ 52,699,546
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(c)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
September 30, 2025
BlackRock Low Duration Bond Portfolio
70
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities
Affirm Asset Securitization Trust, Series 2025-X1,
Class A, 5.08%, 04/15/30
(a)
............ USD 2,631 $ 2,636,757
Affirm Master Trust, Series 2025-3A, Class A,
4.45%, 10/16/34
(a)
.................. 7,420 7,409,098
AGL CLO 12 Ltd., Series 2021-12A, Class A1,
(3-mo. CME Term SOFR at 1.16% Floor +
1.42%), 5.75%, 07/20/34
(a) (b)
........... 5,500 5,509,354
Ajax Mortgage Loan Trust, Series 2021-C, Class
A, 6.11%, 01/25/61
(a) (c)
............... 947 946,995
Anchorage Capital CLO 15 Ltd., Series 2020-
15A, Class A1R2, (3-mo. CME Term SOFR at
1.41% Floor + 1.41%), 5.62%, 07/20/38
(a) (b)
. 3,700 3,718,493
Anchorage Capital CLO 19 Ltd., Series 2021-
19A, Class A1R, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 5.64%, 10/15/38
(a) (b)
. 3,690 3,707,488
Anchorage Capital CLO 7 Ltd., Series 2015-7A,
Class BR3, (3-mo. CME Term SOFR at 2.05%
Floor + 2.05%), 6.36%, 04/28/37
(a) (b)
...... 1,500 1,508,010
Apidos CLO XII, Series 2013-12A, Class BRR,
(3-mo. CME Term SOFR at 1.45% Floor +
1.45%), 5.77%, 04/15/31
(a) (b)
........... 580 580,370
Aqua Finance Trust, Series 2021-A, Class A,
1.54%, 07/17/46
(a)
.................. 812 752,587
Ares LIII CLO Ltd., Series 2019-53A, Class A2R,
(3-mo. CME Term SOFR at 1.50% Floor +
1.50%), 5.82%, 10/24/36
(a) (b)
........... 3,250 3,256,730
ARI Fleet Lease Trust
(a)
Series 2024-A, Class A2, 5.30%, 11/15/32 .. 1,669 1,679,541
Series 2025-B, Class A2, 4.59%, 03/15/34 .. 10,915 10,982,503
Series 2025-B, Class A3, 4.60%, 03/15/34 .. 386 391,070
Asimi Funding plc
(b)(d)
Series 2024-1, Class A, (Sterling Overnight
Index Average + 1.00%), 4.97%, 09/16/31 GBP 8 11,211
Series 2024-1, Class B, (Sterling Overnight
Index Average + 1.35%), 5.32%, 09/16/31 121 162,958
Series 2024-1, Class C, (Sterling Overnight
Index Average + 1.95%), 5.92%, 09/16/31 112 151,417
Series 2025-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.95%),
4.92%, 05/16/32 ................. 900 1,215,484
Asset-Backed European Securitisation
Transaction Twenty-Three SARL
(b)(d)
Series 23, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.60%), 3.53%, 03/21/34 . EUR 94 111,557
Series 23, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.90%), 3.83%, 03/21/34 . 94 111,742
Series 23, Class E, (1-mo. EURIBOR at
0.00% Floor + 2.40%), 4.33%, 03/21/34 . 94 111,830
Auto ABS Italian Stella Loans SRL
(b)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 3.60%, 12/29/36 . 77 91,785
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 2.30%), 4.20%, 12/29/36 . 77 92,152
Series 2025-1, Class A1, (1-mo. EURIBOR at
0.00% Floor + 0.73%), 2.63%, 12/28/40 . 1,086 1,278,586
Series 2025-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.00%), 2.90%, 12/28/40 . 765 901,820
Auto ABS Spanish Loans FT, Series 2024-1,
Class A, (1-mo. EURIBOR at 0.00% Floor +
0.85%), 2.75%, 09/28/38
(b) (d)
........... 695 818,966
Auto1 Car Funding SARL
(b)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.50%), 3.38%, 12/15/33 . 100 118,187
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 3.50%), 5.38%, 12/15/33 . 100 121,055
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
AutoFlorence 2 SRL
(b)(d)
Series 2, Class C, (1-mo. EURIBOR at 0.00%
Floor + 1.15%), 3.06%, 12/24/44 ...... EUR 80 $ 94,407
Series 2, Class D, (1-mo. EURIBOR at 0.00%
Floor + 2.35%), 4.26%, 12/24/44 ...... 43 50,870
AutoNation Finance Trust, Series 2025-1A, Class
A3, 4.62%, 11/13/29
(a)
................ USD 570 575,473
AutoNoria Spain
(b)(d)
Series 2021-SP, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.05%), 2.92%, 01/31/39 . EUR 467 548,535
Series 2021-SP, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.55%), 3.42%, 01/31/39 . 178 209,352
Series 2021-SP, Class E, (1-mo. EURIBOR at
0.00% Floor + 2.65%), 4.52%, 01/31/39 . 134 156,757
Series 2021-SP, Class F, (1-mo. EURIBOR at
0.00% Floor + 3.90%), 5.77%, 01/31/39 . 22 26,113
Bain Capital CLO Ltd., Series 2024-1A, Class
A1, (3-mo. CME Term SOFR at 1.55% Floor +
1.55%), 5.87%, 04/16/37
(a) (b)
........... USD 3,370 3,383,827
Bain Capital Credit CLO Ltd., Series 2021-4A,
Class A1R, (3-mo. CME Term SOFR at 1.20%
Floor + 1.20%), 5.53%, 10/20/34
(a) (b)
...... 2,040 2,043,708
Barings Equipment Finance LLC, Series 2025-A,
Class A3, 4.82%, 08/13/32
(a)
........... 4,585 4,678,740
Benefit Street Partners CLO X Ltd.
(a)(b)
Series 2016-10A, Class A1R3, (3-mo. CME
Term SOFR at 1.30% Floor + 1.30%),
5.63%, 07/20/38 ................. 4,275 4,289,642
Series 2016-10A, Class BR3, (3-mo. CME
Term SOFR at 1.85% Floor + 1.85%),
6.18%, 07/20/38 ................. 750 752,004
BHG Securitization Trust, Series 2021-A, Class
A, 1.42%, 11/17/33
(a)
................ 50 49,309
Birch Grove CLO 13 Ltd., Series 2025-13A,
Class A1, (3-mo. CME Term SOFR at 1.31%
Floor + 1.31%), 5.47%, 10/23/38
(a) (b)
...... 3,300 3,308,615
Birch Grove CLO 3 Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.26% Floor
+ 1.26%), 5.59%, 01/19/38
(a) (b)
.......... 1,940 1,944,365
BlueMountain CLO Ltd.
(a)(b)
Series 2018-2A, Class B, (3-mo. CME Term
SOFR at 1.70% Floor + 1.96%), 6.17%,
08/15/31 ...................... 500 500,805
Series 2018-3A, Class A1R, (3-mo. CME Term
SOFR at 1.19% Floor + 1.19%), 5.51%,
10/25/30 ...................... 5,088 5,090,318
Brex Commercial Charge Card Master Trust,
Series 2024-1, Class A1, 6.05%, 07/15/27
(a)
. 413 415,567
Brignole Co.
(b)(d)
Series 2024, Class C, (1-mo. EURIBOR at
0.00% Floor + 2.00%), 3.91%, 02/24/42 . EUR 59 70,189
Series 2024, Class D, (1-mo. EURIBOR at
0.00% Floor + 4.00%), 5.91%, 02/24/42 . 59 70,515
Bryant Park Funding Ltd., Series 2024-22A,
Class A1, (3-mo. CME Term SOFR at 1.62%
Floor + 1.62%), 5.94%, 04/15/37
(a) (b)
...... USD 1,500 1,504,946
Capital One Multi-Asset Execution Trust, Series
2023-A1, Class A, 4.42%, 05/15/28 ....... 100 100,246
Cardiff Auto Receivables Securitisation plc
(b)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.87%, 08/20/31 ................. GBP 345 468,277
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.60%),
6.57%, 08/20/31 ................. 262 357,126

Schedule of Investments
(continued)
September 30, 2025
BlackRock Low Duration Bond Portfolio
Schedules of Investments
71
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
CarVal CLO IX-C Ltd., Series 2024-1A, Class
A, (3-mo. CME Term SOFR at 1.68% Floor +
1.68%), 6.01%, 04/20/37
(a) (b)
........... USD 1,000 $ 1,003,320
Cascade MH Asset Trust, Series 2021-MH1,
Class A1, 1.75%, 02/25/46
(a)
........... 1,568 1,422,656
Cedar Funding XI CLO Ltd.
(a)(b)
Series 2019-11A, Class A1R2, (3-mo. CME
Term SOFR at 1.06% Floor + 1.06%),
5.26%, 05/29/32 ................. 592 592,348
Series 2019-11A, Class A2R2, (3-mo. CME
Term SOFR at 1.30% Floor + 1.30%),
5.50%, 05/29/32 ................. 1,100 1,099,530
Chesapeake Funding II LLC
(a)
Series 2023-2A, Class A1, 6.16%, 10/15/35 . 2,206 2,237,132
Series 2024-1A, Class A1, 5.52%, 05/15/36 . 4,050 4,100,517
CIFC Funding Ltd., Series 2021-5A, Class A1R,
(3-mo. CME Term SOFR at 1.26% Floor +
1.26%), 5.58%, 01/15/38
(a) (b)
........... 1,000 1,002,947
College Ave Student Loans Trust, Series 2024-A,
Class A1B, (SOFR 30 day Average at 1.75%
Floor + 1.75%), 6.11%, 06/25/54
(a) (b)
...... 9,601 9,740,268
College Avenue Student Loans LLC
(a)(b)
Series 2021-A, Class A1, (1-mo. CME Term
SOFR at 1.10% Floor + 1.21%), 5.37%,
07/25/51 ...................... 202 201,312
Series 2021-B, Class A1, (1-mo. CME Term
SOFR at 0.80% Floor + 0.91%), 5.07%,
06/25/52 ...................... 2,927 2,899,744
Series 2023-A, Class A1, (SOFR 30 day
Average at 1.90% Floor + 1.90%), 6.26%,
05/25/55 ...................... 5,166 5,226,483
Compartment BL Consumer Credit, Series 2024-
1, Class B, (1-mo. EURIBOR at 0.00% Floor +
0.90%), 2.77%, 09/25/41
(b) (d)
........... EUR 308 362,394
Compartment Driver UK Eight, Series 8, Class A,
(Sterling Overnight Index Average at 0.00%
Floor + 0.60%), 4.57%, 09/25/31
(b) (d)
...... GBP 624 840,854
Concord Music Royalties LLC, Series 2024-1A,
Class A, 5.64%, 10/20/74
(a)
............ USD 1,137 1,145,562
Crown Point CLO 8 Ltd., Series 2019-8A, Class
AR, (3-mo. CME Term SOFR at 1.45% Floor +
1.45%), 5.78%, 10/20/34
(a) (b)
........... 8,840 8,857,404
Dell Equipment Finance Trust, Series 2025-1,
Class A2, 4.68%, 07/22/27
(a)
........... 3,145 3,160,102
Dowson plc
(b)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
5.57%, 08/20/31 ................. GBP 160 216,018
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.35%),
6.32%, 08/20/31 ................. 100 135,490
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.95%),
7.92%, 08/20/31 ................. 100 135,197
Series 2024-1, Class F, (Sterling Overnight
Index Average at 0.00% Floor + 6.95%),
10.92%, 08/20/31 ................ 100 136,485
Dryden 49 Senior Loan Fund, Series 2017-49A,
Class BR, (3-mo. CME Term SOFR at 1.60%
Floor + 1.86%), 6.19%, 07/18/30
(a) (b)
...... USD 3,250 3,254,875
Dryden 65 CLO Ltd., Series 2018-65A, Class
B, (3-mo. CME Term SOFR at 1.60% Floor +
1.86%), 6.19%, 07/18/30
(a) (b)
........... 500 501,080
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
ECARAT DE SA Compartment Lease, Series
2025-1, Class B, (1-mo. EURIBOR at 0.00%
Floor + 1.00%), 2.87%, 05/25/34
(b) (d)
...... EUR 600 $ 707,319
EDvestinU Private Education Loan Issue No.
1 LLC, Series 2019-A, Class A, 3.58%,
11/25/38
(a)
....................... USD 1,528 1,508,659
EDvestinU Private Education Loan Issue No.
3 LLC, Series 2021-A, Class B, 3.50%,
11/25/50
(a)
....................... 640 544,268
Elevation CLO Ltd., Series 2013-1A, Class A1R3,
(3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.62%, 07/25/38
(a) (b)
........... 2,000 2,009,274
ELFI Graduate Loan Program LLC
(a)
Series 2022-A, Class A, 4.51%, 08/26/47 ... 6,449 6,361,000
Series 2023-A, Class A, 6.37%, 02/04/48 ... 5,121 5,379,391
Elmwood CLO 26 Ltd., Series 2024-1A, Class
C, (3-mo. CME Term SOFR at 2.40% Floor +
2.40%), 6.73%, 04/18/37
(a) (b)
........... 3,700 3,727,010
Elmwood CLO 29 Ltd., Series 2024-5A, Class
AR1, (3-mo. CME Term SOFR at 1.52% Floor
+ 1.52%), 5.85%, 04/20/37
(a) (b)
.......... 1,755 1,763,836
Elmwood CLO IV Ltd., Series 2020-1A, Class
BR, (3-mo. CME Term SOFR at 1.85% Floor +
1.85%), 6.18%, 04/18/37
(a) (b)
........... 1,000 1,002,510
Enterprise Fleet Financing LLC
(a)
Series 2023-2, Class A2, 5.56%, 04/22/30 .. 4,341 4,369,970
Series 2024-1, Class A2, 5.23%, 03/20/30 .. 3,136 3,162,582
Series 2024-1, Class A3, 5.16%, 09/20/30 .. 338 344,411
Series 2024-3, Class A3, 4.98%, 08/21/28 .. 2,202 2,235,594
Series 2024-3, Class A4, 5.06%, 03/20/31 .. 713 728,611
Series 2024-4, Class A3, 4.56%, 11/20/28 .. 2,037 2,054,381
Series 2024-4, Class A4, 4.70%, 06/20/31 .. 263 266,909
Series 2025-2, Class A3, 4.41%, 06/20/29 .. 4,016 4,048,127
Fairstone Financial Issuance Trust I, Series
2020-1A, Class A, 2.51%, 10/20/39
(a)
..... CAD —
(e)
1
FCT Noria
(b)(d)
Series 2021-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.50%), 3.37%, 10/25/49 . EUR 196 230,142
Series 2025-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 0.90%), 2.77%, 07/25/43 . 400 470,827
Series 2025-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.15%), 3.02%, 07/25/43 . 200 235,090
Series 2025-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.40%), 3.27%, 07/25/43 . 100 117,549
Series 2025-1, Class E, (1-mo. EURIBOR at
0.00% Floor + 2.75%), 4.62%, 07/25/43 . 100 118,403
FCT Pixel, Series 2021-1, Class D, (3-mo.
EURIBOR at 0.00% Floor + 1.75%), 3.78%,
02/25/38
(b) (d)
...................... 36 41,818
FIGRE Trust, Series 2025-HE3, Class A, 5.56%,
05/25/55
(a) (b)
...................... USD 3,694 3,739,970
Finance Ireland Auto Receivables No.2 DAC
(b)(d)
Series 2, Class A, (1-mo. EURIBOR at 0.00%
Floor + 0.68%), 2.56%, 11/14/34 ...... EUR 3,187 3,748,352
Series 2, Class B, (1-mo. EURIBOR at 0.00%
Floor + 0.90%), 2.78%, 11/14/34 ...... 241 282,784
First Mobility SARL, Series 2025-1, Class B,
(1-mo. EURIBOR at 0.00% Floor + 0.90%),
2.78%, 10/14/32
(b) (d)
................. 300 353,091
Flatiron CLO 21 Ltd., Series 2021-1A, Class A1R,
(3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.69%, 10/19/37
(a) (b)
........... USD 1,805 1,810,271
Flatiron CLO 23 LLC, Series 2023-1A, Class AR,
(3-mo. CME Term SOFR at 1.24% Floor +
1.24%), 5.56%, 04/17/36
(a) (b)
........... 1,705 1,707,685

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Low Duration Bond Portfolio
72
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
FNA 8 LLC, Series 2025-1, Class A, 5.62%,
03/15/45
(a) (b)
...................... USD 2,109 $ 2,123,960
FNA VI LLC, Series 2021-1A, Class A, 1.35%,
01/10/32
(a)
....................... 121 113,251
Ford Credit Floorplan Master Owner Trust A,
Series 2023-1, Class A2, (SOFR 30 day
Average at 0.00% Floor + 1.25%), 5.62%,
05/15/28
(a) (b)
...................... 3,470 3,489,697
Fortuna Consumer Loan ABS DAC
(b)(d)
Series 2024-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.35%), 3.26%, 02/18/34 . EUR 190 224,533
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 2.30%), 4.21%, 02/18/34 . 127 150,595
Series 2024-2, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.30%), 3.21%, 10/18/34 . 100 118,029
Series 2024-2, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.65%), 3.56%, 10/18/34 . 100 118,125
Series 2024-2, Class E, (1-mo. EURIBOR at
0.00% Floor + 4.10%), 6.01%, 10/18/34 . 400 477,566
Series 2025-1, Class A, (1-mo. EURIBOR at
0.00% Floor + 0.70%), 2.61%, 04/18/35 . 1,600 1,882,799
Foundation Finance Trust
(a)
Series 2021-2A, Class A, 2.19%, 01/15/42 .. USD 700 667,410
Series 2024-1A, Class A, 5.50%, 12/15/49 .. 2,983 3,047,722
Series 2024-1A, Class B, 5.95%, 12/15/49 .. 425 436,562
Series 2025-1A, Class A, 4.95%, 04/15/50 .. 2,571 2,604,506
FT Santander Consumer Spain Auto
(d)
Series 2020-1, Class B, (3-mo. EURIBOR at
0.00% Floor + 0.95%), 2.98%, 03/21/33
(b)
EUR 155 182,286
Series 2020-1, Class C, (3-mo. EURIBOR at
0.00% Floor + 1.95%), 3.98%, 03/21/33
(b)
47 54,720
Series 2020-1, Class D, 3.50%, 03/21/33 ... 78 90,841
FTA Consumo Santander
(b)(d)
Series 7, Class B, (3-mo. EURIBOR at 0.00%
Floor + 1.30%), 3.32%, 07/20/38 ...... 157 185,507
Series 7, Class C, (3-mo. EURIBOR at 0.00%
Floor + 1.65%), 3.67%, 07/20/38 ...... 157 185,526
Golden Bar Securitisation SRL
(b)(d)
Series 2024-1, Class B, (3-mo. EURIBOR at
0.00% Floor + 1.50%), 3.53%, 09/22/43 . 258 305,238
Series 2025-1, Class B, (3-mo. EURIBOR at
0.00% Floor + 1.00%), 3.03%, 12/20/44 . 532 627,085
Series 2025-1, Class C, (3-mo. EURIBOR at
0.00% Floor + 1.25%), 3.28%, 12/20/44 . 216 254,531
Series 2025-1, Class D, (3-mo. EURIBOR at
0.00% Floor + 1.90%), 3.93%, 12/20/44 . 102 121,100
Golden Ray SA-Compartment 1
(b)(d)
Series 1, Class A2, (1-mo. EURIBOR at
0.00% Floor + 0.80%), 2.70%, 12/27/57 . 437 513,088
Series 1, Class B, (1-mo. EURIBOR at 0.00%
Floor + 1.50%), 3.40%, 12/27/57 ...... 100 117,337
GoldenTree Loan Management US CLO 8 Ltd.,
Series 2020-8A, Class ARR, (3-mo. CME
Term SOFR at 1.15% Floor + 1.15%), 5.48%,
10/20/34
(a) (b)
...................... USD 1,945 1,948,670
Goldman Home Improvement Trust Issuer Trust
(a)
Series 2021-GRN2, Class A, 1.15%, 06/25/51 735 717,994
Series 2022-GRN2, Class A, 6.80%, 10/25/52 1,168 1,198,854
Golub Capital Partners CLO 66B Ltd., Series
2023-66A, Class AR, (3-mo. CME Term SOFR
at 1.45% Floor + 1.45%), 5.77%, 07/25/38
(a) (b)
2,210 2,224,268
GoodLeap Home Improvement Solutions Trust
(a)
Series 2024-1A, Class A, 5.35%, 10/20/46 .. 2,294 2,323,794
Series 2025-1A, Class A, 5.38%, 02/20/49 .. 2,044 2,073,501
Series 2025-2A, Class A, 5.32%, 06/20/49 .. 4,069 4,113,995
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2025-2A, Class B, 5.98%, 06/20/49 .. USD 385 $ 391,910
Gracie Point International Funding, Series 2023-
2A, Class A, (SOFR90A at 2.25% Floor +
2.25%), 6.61%, 03/01/27
(a) (b)
........... 322 323,120
Gracie Point International Funding LLC, Series
2024-1A, Class A, (SOFR90A at 1.70% Floor
+ 1.70%), 6.06%, 03/01/28
(a) (b)
.......... 6,180 6,192,013
GreatAmerica Leasing Receivables Funding LLC,
Series 2024-2, Class A2, 5.28%, 03/15/27
(a)
. 1,813 1,822,287
GreenSky Home Improvement Issuer Trust
(a)
Series 2024-2, Class A4, 5.15%, 10/27/59 .. 591 597,722
Series 2025-1A, Class A2, 5.12%, 03/25/60 . 2,542 2,550,687
Series 2025-2A, Class A4, 4.89%, 06/25/60 . 1,909 1,921,380
GreenSky Home Improvement Trust, Series
2024-1, Class A2, 5.88%, 06/25/59
(a)
...... 744 747,815
Hermitage 2024 plc
(b)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
5.57%, 04/21/33 ................. GBP 92 123,994
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.90%),
7.87%, 04/21/33 ................. 94 127,972
Hermitage plc
(b)(d)
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.35%),
6.32%, 04/21/33 ................. 58 78,235
Series 2025-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.10%),
5.07%, 04/21/33 ................. 332 446,899
Higley Park CLO Ltd., Series 2025-1A, Class B1,
(3-mo. CME Term SOFR at 1.65% Floor +
1.65%), 5.92%, 07/24/38
(a) (b)
........... USD 600 602,718
Hill FL
(b)(d)
Series 2024-1FL, Class B, (1-mo. EURIBOR
at 0.00% Floor + 1.10%), 3.01%, 02/18/32 EUR 154 181,238
Series 2024-1FL, Class C, (1-mo. EURIBOR
at 0.00% Floor + 2.05%), 3.96%, 02/18/32 77 90,967
Series 2024-1FL, Class D, (1-mo. EURIBOR
at 0.00% Floor + 3.20%), 5.11%, 02/18/32 77 90,807
Hill FL BV
(b)(d)
Series 2024-2FL, Class A, (1-mo. EURIBOR
at 0.00% Floor + 0.72%), 2.63%, 10/18/32 535 629,486
Series 2024-2FL, Class D, (1-mo. EURIBOR
at 0.00% Floor + 1.95%), 3.86%, 10/18/32 100 115,870
ICG US CLO Ltd., Series 2014-2A, Class BRR,
(3-mo. CME Term SOFR at 0.26% Floor +
1.71%), 6.03%, 01/15/31
(a) (b)
........... USD 2,500 2,497,525
INCREF LLC, Series 2025-FL1, Class A, (1-mo.
CME Term SOFR at 1.73% Floor + 1.73%),
5.86%, 10/19/42
(a) (b)
................. 4,840 4,842,815
John Deere Owner Trust, Series 2023-B, Class
A3, 5.18%, 03/15/28 ................ 4,871 4,906,953
KKR CLO 47 Ltd., Series 2024-47A, Class A,
(3-mo. CME Term SOFR at 1.37% Floor +
1.37%), 5.69%, 01/15/38
(a) (b)
........... 805 807,826
Koromo Italy Compartment 2., Series 2, Class A,
(1-mo. EURIBOR at 0.00% Floor + 0.68%),
2.57%, 02/26/32
(b) (d)
................. EUR 1,748 2,054,982
Kubota Credit Owner Trust, Series 2025-1A,
Class A3, 4.67%, 06/15/29
(a)
........... USD 4,655 4,722,515
Latitude Australia Credit Card Master Trust,
Series 2025-1, Class B, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00% Floor
+ 1.40%), 4.94%, 11/23/37
(b) (d)
.......... AUD 500 331,710

Schedule of Investments
(continued)
September 30, 2025
BlackRock Low Duration Bond Portfolio
Schedules of Investments
73
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Loanpal Solar Loan Ltd.
(a)
Series 2020-2GF, Class A, 2.75%, 07/20/47 . USD 1,458 $ 1,236,621
Series 2021-1GS, Class A, 2.29%, 01/20/48 . 2,228 1,865,489
Series 2021-2GS, Class A, 2.22%, 03/20/48 . 4,514 3,672,501
London Cards No. 2 plc
(b)(d)
Series 2, Class A, (Sterling Overnight Index
Average at 0.00% Floor + 1.40%), 5.37%,
03/28/34 ...................... GBP 381 517,641
Series 2, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 2.50%), 6.47%,
03/28/34 ...................... 130 176,626
Series 2, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 3.45%), 7.42%,
03/28/34 ...................... 117 159,762
Series 2, Class E, (Sterling Overnight Index
Average at 0.00% Floor + 5.50%), 9.47%,
03/28/34 ...................... 135 186,585
LT Autorahoitus V DAC, Series 5, Class B, (1-mo.
EURIBOR at 0.00% Floor + 0.90%), 2.81%,
05/18/35
(b) (d)
...................... EUR 400 469,577
LT Rahoitus DAC
(b)(d)
Series 6, Class A, (1-mo. EURIBOR at 0.00%
Floor + 0.54%), 2.45%, 07/18/36 ...... 1,895 2,226,330
Series 6, Class B, (1-mo. EURIBOR at 0.00%
Floor + 0.90%), 2.81%, 07/18/36 ...... 200 234,584
Lyra Music Assets Delaware LP, Series 2025-1A,
Class A2, 5.60%, 09/20/65
(a)
........... USD 1,258 1,272,172
M&T Equipment Notes, Series 2025-1A, Class
A2, 4.70%, 12/16/27
(a)
............... 882 888,116
Madison Park Funding LVII Ltd., Series 2022-
57A, Class A1R, (3-mo. CME Term SOFR at
1.28% Floor + 1.28%), 5.59%, 07/27/34
(a) (b)
. 2,365 2,367,363
Madison Park Funding XXXV Ltd., Series 2019-
35A, Class BR, (3-mo. CME Term SOFR at
1.40% Floor + 1.66%), 5.99%, 04/20/32
(a) (b)
. 250 250,125
Marzio Finance SRL, Series 2024-14, Class A,
(1-mo. EURIBOR at 0.00% Floor + 0.88%),
2.78%, 05/28/49
(b) (d)
................. EUR 307 362,762
Metro Finance Trust
(b)(d)
Series 2024-1, Class A, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.25%), 4.79%, 09/17/30 ...... AUD 4,410 2,930,031
Series 2025-1, Class A, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.17%), 4.71%, 10/15/31 ...... 5,913 3,926,388
Series 2025-1, Class B, (1-mo. ASX Australia
Bank Bill Short Term Rates Mid at 0.00%
Floor + 1.55%), 5.09%, 10/15/31 ...... 610 406,313
Mila BV
(b)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.45%), 3.37%, 09/16/41 . EUR 91 107,255
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 2.00%), 3.92%, 09/16/41 . 91 107,726
Mill City Solar Loan Ltd., Series 2019-2GS, Class
A, 3.69%, 07/20/43
(a)
................ USD 6,378 5,744,237
MMAF Equipment Finance LLC, Series 2024-A,
Class A3, 4.95%, 07/14/31
(a)
........... 1,796 1,824,144
Mosaic Solar Loan Trust
(a)
Series 2019-2A, Class A, 2.88%, 09/20/40 .. 166 146,813
Series 2020-2A, Class B, 2.21%, 08/20/46 .. 688 566,525
Series 2021-1A, Class B, 2.05%, 12/20/46 .. 443 354,257
Series 2022-1A, Class B, 3.16%, 01/20/53 .. 3,334 2,537,097
Series 2022-2A, Class A, 4.38%, 01/21/53 .. 367 338,852
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Navient Private Education Loan Trust, Series
2020-A, Class A2B, (1-mo. CME Term SOFR
at 0.00% Floor + 1.01%), 5.16%, 11/15/68
(a) (b)
USD 527 $ 525,691
Navient Private Education Refi Loan Trust
(a)
Series 2019-CA, Class A2, 3.13%, 02/15/68 . 629 621,688
Series 2019-EA, Class A2B, (1-mo. CME Term
SOFR at 0.00% Floor + 1.03%), 5.18%,
05/15/68
(b)
..................... 2,500 2,499,616
Series 2019-GA, Class A, 2.40%, 10/15/68 . 321 312,175
Series 2020-IA, Class A1B, (1-mo. CME Term
SOFR at 1.00% Floor + 1.11%), 5.26%,
04/15/69
(b)
..................... 4,176 4,154,814
Series 2021-DA, Class A, (US Prime Rate at
0.00% Floor - 1.99%), 5.51%, 04/15/60
(b)
. 5,087 5,052,112
Navient Student Loan Trust
(a)
Series 2018-EA, Class A2, 4.00%, 12/15/59 . 106 106,329
Series 2023-BA, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.70%), 6.07%,
03/15/72
(b)
..................... 2,066 2,082,898
Navistar Financial Dealer Note Master Owner
Trust, Series 2024-1, Class A, 5.59%,
04/25/29
(a)
....................... 4,294 4,325,420
Nelnet Student Loan Trust
(a)
Series 2021-A, Class D, 4.93%, 04/20/62 .. 1,150 1,046,053
Series 2021-BA, Class AFL, (1-mo. CME Term
SOFR at 0.00% Floor + 0.89%), 5.03%,
04/20/62
(b)
..................... 4,744 4,743,704
Series 2021-BA, Class AFX, 1.42%, 04/20/62 3,848 3,639,627
Series 2021-CA, Class AFL, (1-mo. CME Term
SOFR at 0.00% Floor + 0.85%), 4.99%,
04/20/62
(b)
..................... 5,240 5,225,471
Series 2023-PL1A, Class A1B, 7.15%,
11/25/53 ...................... 2,555 2,630,511
Series 2025-AA, Class A1B, (SOFR 30 day
Average at 0.00% Floor + 1.10%), 5.47%,
03/15/57
(b)
..................... 3,582 3,567,684
Series 2025-BA, Class A1B, (SOFR 30 day
Average at 1.35% Floor + 1.35%), 5.69%,
05/17/55
(b)
..................... 4,241 4,266,313
Series 2025-BA, Class D, 6.04%, 05/17/55 . 3,574 3,598,997
Series 2025-CA, Class A1B, (SOFR 30 day
Average at 1.35% Floor + 1.35%), 5.71%,
06/22/65
(b)
..................... 11,265 11,264,928
Newday Funding
(b)(d)
Series 2024-1X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.18%),
5.15%, 03/15/32 ................. GBP 534 723,680
Series 2024-1X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.65%),
5.62%, 03/15/32 ................. 208 282,151
Series 2024-1X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.40%),
6.37%, 03/15/32 ................. 147 200,495
Newday Funding Master Issuer plc
(b)(d)
Series 2024-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.37%, 07/15/32 ................. 132 178,869
Series 2024-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.87%, 07/15/32 ................. 154 209,236
Series 2024-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.65%),
6.62%, 07/15/32 ................. 331 452,864

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Low Duration Bond Portfolio
74
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Series 2024-3X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
5.57%, 11/15/32 ................. GBP 184 $ 248,558
Series 2025-1X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.85%),
4.82%, 04/15/33 ................. 2,000 2,701,388
Series 2025-2X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.80%),
4.77%, 07/15/33 ................. 1,593 2,149,451
Series 2025-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.05%),
5.02%, 07/15/33 ................. 507 682,353
Series 2025-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.47%, 07/15/33 ................. 195 263,192
Noria DE
(b)(d)
Series 2024-DE1, Class D, (1-mo. EURIBOR
at 0.00% Floor + 1.65%), 3.52%, 02/25/43 EUR 89 105,338
Series 2024-DE1, Class E, (1-mo. EURIBOR
at 0.00% Floor + 3.55%), 5.42%, 02/25/43 89 106,230
Series 2024-DE1, Class F, (1-mo. EURIBOR
at 0.00% Floor + 4.50%), 6.37%, 02/25/43 89 105,775
Oaktree CLO Ltd., Series 2019-3A, Class A1R2,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.71%, 01/20/38
(a) (b)
........... USD 1,000 1,003,089
OCP CLO Ltd., Series 2020-18A, Class A1R2,
(3-mo. CME Term SOFR at 1.37% Floor +
1.37%), 5.70%, 07/20/37
(a) (b)
........... 2,500 2,507,956
Octagon 66 Ltd., Series 2022-1A, Class X,
(3-mo. CME Term SOFR at 1.35% Floor +
1.35%), 5.54%, 11/16/36
(a) (b)
........... 688 687,471
Octagon Investment Partners XVII Ltd., Series
2013-1A, Class A2R2, (3-mo. CME Term
SOFR at 0.00% Floor + 1.36%), 5.68%,
01/25/31
(a) (b)
...................... 1,750 1,749,824
OHA Credit Funding 3 Ltd., Series 2019-3A,
Class AR2, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.65%, 01/20/38
(a) (b)
...... 1,500 1,506,020
OHA Credit Funding 7 Ltd., Series 2020-7A,
Class A1R2, (3-mo. CME Term SOFR at
1.28% Floor + 1.28%), 5.54%, 07/19/38
(a) (b)
. 515 516,287
Pagaya AI Technology in Housing Trust, Series
2023-1, Class A, 3.60%, 10/25/40
(a)
...... 4,911 4,763,775
Panorama Auto Trust, Series 2025-1, Class A,
(1-mo. ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 0.97%), 4.51%,
03/15/33
(b) (d)
...................... AUD 2,936 1,943,730
Park Blue CLO Ltd., Series 2023-3A, Class A1R,
(3-mo. CME Term SOFR at 1.48% Floor +
1.48%), 5.81%, 04/20/37
(a) (b)
........... USD 1,070 1,075,720
PCL Funding IX plc
(b)(d)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.90%),
4.87%, 07/16/29 ................. GBP 636 859,034
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.30%),
5.27%, 07/16/29 ................. 140 188,857
Peace Park CLO Ltd., Series 2021-1A, Class
AR, (3-mo. CME Term SOFR at 1.25% Floor +
1.25%), 5.41%, 10/20/38
(a) (b)
........... USD 3,870 3,881,045
PFS Financing Corp.
(a)
  5.54%, 10/16/28
(f)
.................. 2,000 2,009,600
Series 2023-A, Class A, 5.80%, 03/15/28 ... 7,736 7,789,128
Series 2024-D, Class A, 5.34%, 04/15/29 ... 2,087 2,125,606
Series 2025-D, Class A, 4.47%, 05/15/30 ... 11,803 11,880,769
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Pikes Peak CLO 11 Ltd., Series 2022-11A, Class
AR, (3-mo. CME Term SOFR at 1.40% Floor +
1.40%), 5.72%, 07/25/37
(a) (b)
........... USD 3,000 $ 3,009,421
Pikes Peak CLO 16 Ltd., Series 2024-16A, Class
A1, (3-mo. CME Term SOFR at 1.46% Floor +
1.46%), 5.78%, 07/25/37
(a) (b)
........... 2,000 2,009,292
Point Broadband Funding LLC
(a)
Series 2025-1A, Class A2, 5.34%, 07/20/55 . 758 764,835
Series 2025-1A, Class C, 8.16%, 07/20/55 .. 964 985,569
Polus US CLO II Ltd., Series 2025-2A, Class A1,
(3-mo. CME Term SOFR at 1.52% Floor +
1.52%), 5.80%, 07/20/38
(a) (b)
........... 2,260 2,271,500
Pony SA
(b)(d)
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.20%), 3.08%, 01/14/33 . EUR 97 114,493
Series 2024-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.65%), 3.53%, 01/14/33 . 97 115,014
Prodigy Finance DAC, Series 2021-1A, Class
A, (1-mo. CME Term SOFR at 0.00% Floor +
1.36%), 5.52%, 07/25/51
(a) (b)
........... USD 592 591,914
Progress Residential Trust, Series 2021-SFR10,
Class A, 2.39%, 12/17/40
(a)
............ 2,978 2,822,272
QTS Issuer ABS II LLC, Series 2025-1A, Class
A2, 5.04%, 10/05/55
(a)
............... 4,330 4,311,733
Quarzo SRL
(b)(d)
Series 2024-1, Class C, (3-mo. EURIBOR at
0.00% Floor + 2.30%), 4.31%, 06/15/41 . EUR 74 87,917
Series 2024-1, Class D, (3-mo. EURIBOR at
0.00% Floor + 3.70%), 5.71%, 06/15/41 . 74 87,784
Series 2025-1, Class A, (3-mo. EURIBOR at
0.00% Floor + 0.81%), 2.82%, 03/15/42 . 2,538 2,991,634
RCKT Mortgage Trust
(a)
Series 2023-CES3, Class A1A, 7.11%,
11/25/43
(b)
..................... USD 605 615,898
Series 2024-CES1, Class A1A, 6.02%,
02/25/44
(b)
..................... 7,020 7,090,972
Series 2025-CES4, Class A1A, 5.81%,
04/25/55
(c)
..................... 4,672 4,744,201
Recette CLO Ltd., Series 2015-1A, Class ARR,
(3-mo. CME Term SOFR at 0.00% Floor +
1.34%), 5.67%, 04/20/34
(a) (b)
........... 10,000 10,012,500
Red & Black Auto Germany 8 UG, Series 8,
Class C, (1-mo. EURIBOR at 0.00% Floor +
0.95%), 2.83%, 09/15/30
(b) (d)
........... EUR 74 86,580
Regatta 30 Funding Ltd., Series 2024-4A, Class
A1, (3-mo. CME Term SOFR at 1.32% Floor +
1.32%), 5.64%, 01/25/38
(a) (b)
........... USD 2,180 2,188,803
Regatta VIII Funding Ltd., Series 2017-1A, Class
A1R, (3-mo. CME Term SOFR at 1.55% Floor
+ 1.55%), 5.87%, 04/17/37
(a) (b)
.......... 1,110 1,114,209
Regatta XVIII Funding Ltd., Series 2021-1A,
Class A1R, (3-mo. CME Term SOFR at 1.16%
Floor + 1.16%), 5.48%, 04/15/38
(a) (b)
...... 1,250 1,250,730
Regional Management Issuance Trust
(a)
Series 2024-1, Class A, 5.83%, 07/15/36 ... 854 873,279
Series 2024-2, Class A, 5.11%, 12/15/33 ... 915 922,880
Republic Finance Issuance Trust
(a)
Series 2021-A, Class A, 2.30%, 12/22/31 ... 115 114,635
Series 2024-A, Class A, 5.91%, 08/20/32 ... 3,670 3,714,892
RevoCar UG, Series 2024-1, Class A, (1-mo.
EURIBOR at 0.00% Floor + 0.56%), 2.49%,
02/21/37
(b) (d)
...................... EUR 405 476,182
RMIT Cash Management LLC, Series 2021-3,
Class A, 3.88%, 10/17/33
(a) (f)
........... USD 4,470 4,330,536

Schedule of Investments
(continued)
September 30, 2025
BlackRock Low Duration Bond Portfolio
Schedules of Investments
75
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Rockford Tower CLO Ltd.
(a)(b)
Series 2017-3A, Class A, (3-mo. CME Term
SOFR at 0.00% Floor + 1.45%), 5.78%,
10/20/30 ...................... USD 493 $ 493,824
Series 2021-1A, Class A1, (3-mo. CME Term
SOFR at 1.17% Floor + 1.43%), 5.76%,
07/20/34 ...................... 10,750 10,766,125
RR 32 Ltd., Series 2024-32RA, Class A1R,
(3-mo. CME Term SOFR at 1.36% Floor +
1.36%), 5.68%, 10/15/39
(a) (b)
........... 1,355 1,360,290
Sagard-HalseyPoint CLO 10 Ltd., Series 2025-
10A, Class A1, (3-mo. CME Term SOFR at
1.35% Floor + 1.35%), 0.00%, 10/20/38
(a) (b)
. 2,750 2,750,000
Santander Drive Auto Receivables Trust, Series
2023-5, Class A3, 6.02%, 09/15/28 ....... 6,211 6,235,825
Satus plc
(b)(d)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.90%),
4.87%, 01/17/31 ................. GBP 169 227,159
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.25%),
5.22%, 01/17/31 ................. 141 190,284
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.05%),
6.02%, 01/17/31 ................. 137 185,072
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 3.30%),
7.27%, 01/17/31 ................. 100 134,690
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 5.30%),
9.27%, 01/17/31 ................. 100 134,509
SC Germany SA Compartment Consumer
(b)(d)
Series 2020-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.75%), 3.63%, 11/14/34 . EUR 479 564,488
Series 2020-1, Class D, (1-mo. EURIBOR at
0.00% Floor + 2.50%), 4.38%, 11/14/34 . 196 231,765
Series 2024-1, Class A, (1-mo. EURIBOR at
0.00% Floor + 0.65%), 2.53%, 01/14/38 . 634 745,881
Series 2024-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.00%), 2.88%, 01/14/38 . 300 352,596
Series 2024-1, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.30%), 3.18%, 01/14/38 . 500 589,055
Series 2024-2, Class C, (1-mo. EURIBOR at
0.00% Floor + 1.40%), 3.28%, 05/14/38 . 100 118,414
Series 2024-2, Class D, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 3.58%, 05/14/38 . 100 118,430
Series 2025-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 0.95%), 2.83%, 12/14/38 . 1,000 1,178,751
SCF Rahoituspalvelut XIII DAC, Series 13, Class
C, (1-mo. EURIBOR at 0.00% Floor + 1.40%),
3.27%, 06/25/34
(b) (d)
................. 100 118,187
Service Experts Issuer LLC
(a)
Series 2021-1A, Class A, 2.67%, 02/02/32 .. USD 564 553,538
Series 2024-1A, Class A, 6.39%, 11/20/35 .. 579 591,706
Sesac Finance LLC, Series 2025-1, Class A2,
5.50%, 07/25/55
(a)
.................. 1,625 1,618,557
SFS Auto Receivables Securitization Trust,
Series 2025-1A, Class A3, 4.75%, 07/22/30
(a)
4,409 4,459,910
Signal Peak CLO 12 Ltd., Series 2022-12A,
Class A1R, (3-mo. CME Term SOFR at 1.40%
Floor + 1.40%), 5.73%, 07/18/37
(a) (b)
...... 540 541,615
Signal Peak CLO 3 Ltd., Series 2016-3A, Class
AR3, (3-mo. CME Term SOFR at 1.59% Floor
+ 1.59%), 5.91%, 01/23/37
(a) (b)
.......... 800 802,081
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Silver Point CLO 8 Ltd., Series 2025-8A, Class
A1, (3-mo. CME Term SOFR at 1.21% Floor +
1.21%), 5.48%, 04/15/38
(a) (b)
........... USD 1,000 $ 1,001,000
Sixth Street CLO XX Ltd.
(a)(b)
Series 2021-20A, Class A2R, (3-mo. CME
Term SOFR at 1.57% Floor + 1.57%),
5.83%, 07/17/38 ................. 2,000 2,004,945
Series 2021-20A, Class BR, (3-mo. CME Term
SOFR at 1.65% Floor + 1.65%), 5.91%,
07/17/38 ...................... 1,000 1,002,500
SLM Private Credit Student Loan Trust
(b)
Series 2004-A, Class A3, (3-mo. CME Term
SOFR at 0.00% Floor + 0.66%), 4.70%,
06/15/33 ...................... 165 164,205
Series 2005-A, Class A4, (3-mo. CME Term
SOFR at 0.00% Floor + 0.57%), 4.61%,
12/15/38 ...................... 2,856 2,816,271
Series 2005-B, Class A4, (3-mo. CME Term
SOFR at 0.00% Floor + 0.59%), 4.63%,
06/15/39 ...................... 2,738 2,671,833
Series 2007-A, Class A4A, (3-mo. CME Term
SOFR at 0.00% Floor + 0.50%), 4.54%,
12/16/41 ...................... 1,632 1,599,849
SLM Private Education Loan Trust, Series
2010-C, Class A5, (1-mo. CME Term SOFR at
0.00% Floor + 4.86%), 9.01%, 10/15/41
(a) (b)
. 10,070 10,559,827
SLM Student Loan Trust, Series 2013-4, Class
A, (SOFR 30 day Average at 0.00% Floor +
0.66%), 5.02%, 06/25/43
(b)
............ 2,398 2,370,342
SMB Private Education Loan Trust
(a)
Series 2020-A, Class A2B, (1-mo. CME Term
SOFR at 0.00% Floor + 0.94%), 5.09%,
09/15/37
(b)
..................... 426 425,959
Series 2021-A, Class APL, (1-mo. CME Term
SOFR + 0.84%), 0.00%, 01/15/53
(b)
.... 7,575 7,500,395
Series 2021-A, Class B, 2.31%, 01/15/53 ... 2,095 2,050,006
Series 2021-C, Class APT1, 1.39%, 01/15/53 3,256 3,000,128
Series 2021-C, Class D, 3.93%, 01/15/53 .. 134 119,595
SoFi Consumer Loan Program Trust
(a)
Series 2025-1, Class A, 4.80%, 02/27/34 ... 2,031 2,040,892
Series 2025-2, Class A, 4.82%, 06/25/34 ... 8,908 8,954,234
SoFi Personal Loan Trust
(a)
  0.00%, 10/15/30
(g)
................. 47 1,602,123
Series 2023-1A, Class A, 6.00%, 11/12/30 .. 434 439,847
Series 2024-1A, Class A, 6.06%, 02/12/31 .. 1,470 1,479,102
SoFi Professional Loan Program LLC, Series
2019-A, Class A2FX, 3.69%, 06/15/48
(a)
... 721 715,704
SoFi Professional Loan Program Trust
(a)
Series 2018-C, Class A2FX, 3.59%, 01/25/48 416 413,396
Series 2021-A, Class AFX, 1.03%, 08/17/43 . 393 347,435
Sound Point CLO XXVIII Ltd., Series 2020-3A,
Class A1R, (3-mo. CME Term SOFR at 1.28%
Floor + 1.28%), 5.60%, 01/25/32
(a) (b)
...... 5,936 5,948,181
Soundview Home Loan Trust, Series 2003-2,
Class A2, (1-mo. CME Term SOFR at 1.30%
Floor + 1.41%), 5.57%, 11/25/33
(b)
....... 51 63,060
SpringCastle America Funding LLC, Series 2020-
AA, Class A, 1.97%, 09/25/37
(a)
......... 2,234 2,115,231
Stream Innovations Issuer Trust, Series 2025-1A,
Class A, 5.05%, 09/15/45
(a)
............ 381 384,821
Sunrise Spv 95 SRL, Series 2024-1, Class A1,
(1-mo. EURIBOR at 0.00% Floor + 0.80%),
2.70%, 03/27/49
(b) (d)
................. EUR 254 298,438

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Low Duration Bond Portfolio
76
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
TAGUS - Sociedade de Titularizacao de Creditos
SA
(b)(d)
Series 2, Class B, (1-mo. EURIBOR at 0.00%
Floor + 1.80%), 3.70%, 10/27/42 ...... EUR 100 $ 118,469
Series 2, Class C, (1-mo. EURIBOR at 0.00%
Floor + 2.60%), 4.50%, 10/27/42 ...... 100 118,924
Series 2, Class D, (1-mo. EURIBOR at 0.00%
Floor + 2.85%), 4.76%, 09/23/38 ...... 329 378,784
Series 2, Class D, (1-mo. EURIBOR at 0.00%
Floor + 4.00%), 5.90%, 10/27/42 ...... 100 119,121
Series 6, Class B, (3-mo. EURIBOR at 0.00%
Floor + 1.20%), 3.20%, 12/25/39 ...... 400 469,618
TCW CLO Ltd., Series 2023-1A, Class A1R,
(3-mo. CME Term SOFR at 1.38% Floor +
1.38%), 5.72%, 03/31/38
(a) (b)
........... USD 825 828,800
TICP CLO VII Ltd., Series 2017-7A, Class BR2,
(3-mo. CME Term SOFR at 1.90% Floor +
1.90%), 6.22%, 04/15/33
(a) (b)
........... 1,315 1,316,880
TICP CLO XI Ltd., Series 2018-11A, Class AR,
(3-mo. CME Term SOFR at 1.53% Floor +
1.53%), 5.85%, 04/25/37
(a) (b)
........... 1,420 1,425,980
Trestles CLO III Ltd., Series 2020-3A, Class X,
(3-mo. CME Term SOFR at 1.00% Floor +
1.00%), 5.33%, 10/20/37
(a) (b)
........... 1,057 1,057,140
Trinitas CLO IV Ltd., Series 2016-4A, Class
A2L2, (3-mo. CME Term SOFR at 1.40% Floor
+ 1.66%), 5.99%, 10/18/31
(a) (b)
.......... 1,250 1,251,012
Trinitas CLO XII Ltd.
(a)(b)
Series 2020-12A, Class A1R2, (3-mo. CME
Term SOFR at 1.05% Floor + 1.05%),
5.31%, 04/25/33 ................. 2,340 2,341,239
Series 2020-12A, Class B1R2, (3-mo. CME
Term SOFR at 1.55% Floor + 1.55%),
5.81%, 04/25/33 ................. 3,500 3,503,256
Upgrade Master Pass-Thru Trust
(a)
Series 2025-ST4, Class A, 5.50%, 08/16/32 . 934 937,675
Series 2025-ST5, Class A, 4.79%, 09/15/32 . 6,576 6,591,727
Series 2025-ST6, Class A, 4.61%, 10/15/32 . 2,961 2,963,648
UPX HIL Issuer Trust, Series 2025-1, Class A,
5.16%, 01/25/47
(a)
.................. 1,968 1,976,877
Vantage Data Centers Germany Borrower Lux
SARL, Series 2025-1X, Class A2, 4.29%,
06/28/50
(d)
....................... EUR 822 982,544
Vantage Data Centers Jersey Borrower Spv Ltd.,
Series 2024-1X, 6.17%, 05/28/39
(d)
....... GBP 867 1,193,212
Venture 31 CLO Ltd., Series 2018-31A, Class
A1, (3-mo. CME Term SOFR at 1.03% Floor +
1.29%), 5.62%, 04/20/31
(a) (b)
........... USD 729 729,298
Verizon Master Trust, Series 2024-1, Class A1A,
5.00%, 12/20/28 ................... 6,000 6,010,927
Voya CLO Ltd., Series 2017-1A, Class A1R,
(3-mo. CME Term SOFR at 0.00% Floor +
1.21%), 5.53%, 04/17/30
(a) (b)
........... 121 121,196
Warwick Capital CLO 6 Ltd., Series 2025-6A,
Class A1, (3-mo. CME Term SOFR at 1.43%
Floor + 1.43%), 5.70%, 07/20/38
(a) (b)
...... 825 829,755
Whitebox CLO I Ltd., Series 2019-1A, Class
A1RR, (3-mo. CME Term SOFR at 1.32%
Floor + 1.32%), 5.64%, 07/24/36
(a) (b)
...... 4,450 4,453,501
Whitebox CLO II Ltd., Series 2020-2A, Class
A1R2, (3-mo. CME Term SOFR at 1.38%
Floor + 1.38%), 5.70%, 10/24/37
(a) (b)
...... 760 761,995
Whitebox CLO III Ltd., Series 2021-3A, Class
A1R, (3-mo. CME Term SOFR at 1.27% Floor
+ 1.27%), 5.59%, 10/15/35
(a) (b)
.......... 3,545 3,549,783
Security
Par (000)
Par (000) Value
Asset-Backed Securities (continued)
Youni Italy SRL
(b)(d)
Series 2024-1, Class A, (1-mo. EURIBOR at
0.00% Floor + 0.88%), 2.75%, 04/25/34 . EUR 343 $ 403,954
Series 2024-1, Class B, (1-mo. EURIBOR at
0.00% Floor + 1.70%), 3.57%, 04/25/34 . 85 100,776
Total Asset-Backed Securities — 13 .9%
(Cost: $ 596,877,641 ) .............................. 597,126,792
Corporate Bonds
Aerospace & Defense — 1.1%
AAR Escrow Issuer LLC, 6.75%, 03/15/29
(a)
... USD 137 141,031
ATI, Inc.
5.88% , 12/01/27 ................... 1,774 1,777,392
4.88% , 10/01/29 ................... 77 75,704
7.25% , 08/15/30 ................... 426 447,166
Boeing Co. (The), 6.30%, 05/01/29 ........ 6,800 7,216,479
Bombardier, Inc.
(a)
6.00% , 02/15/28 ................... 363 363,917
8.75% , 11/15/30 ................... 2,117 2,282,956
7.25% , 07/01/31 ................... 85 90,103
BWX Technologies, Inc., 4.13%, 06/30/28
(a)
... 444 433,397
Carpenter Technology Corp.
6.38% , 07/15/28 ................... 33 33,070
7.63% , 03/15/30 ................... 15 15,415
Efesto Bidco SpA Efesto US LLC, Series XR,
7.50%, 02/15/32
(a)
................. 1,800 1,831,680
Goat Holdco LLC, 6.75%, 02/01/32
(a)
....... 355 363,875
L3Harris Technologies, Inc.
5.40% , 01/15/27 ................... 3,000 3,049,216
4.40% , 06/15/28 ................... 2,261 2,275,713
Lockheed Martin Corp., 5.10%, 11/15/27 ..... 989 1,013,600
RTX Corp.
2.65% , 11/01/26 ................... 1,150 1,132,158
3.50% , 03/15/27 ................... 3,380 3,352,750
3.13% , 05/04/27 ................... 6,944 6,843,950
4.13% , 11/16/28 ................... 6,351 6,346,103
Spirit AeroSystems, Inc.
(a)
9.38% , 11/30/29 ................... 324 341,243
9.75% , 11/15/30 ................... 689 757,758
TransDigm, Inc.
(a)
6.75% , 08/15/28 ................... 882 898,810
6.38% , 03/01/29 ................... 4,159 4,252,166
6.63% , 03/01/32 ................... 802 825,695
46,161,347
Air Freight & Logistics — 0.0%
(a)
Rand Parent LLC, 8.50%, 02/15/30 ........ 103 107,024
Stonepeak Nile Parent LLC, 7.25%, 03/15/32 .. 53 55,810
162,834
Automobile Components — 0.2%
American Axle & Manufacturing, Inc., 6.38%,
10/15/32
(a)
...................... 141 140,762
Aptiv Swiss Holdings Ltd., 4.65%, 09/13/29 ... 4,075 4,113,136
Clarios Global LP
(a)
6.75% , 05/15/28 ................... 781 798,250
6.75% , 02/15/30 ................... 666 687,984
4.75% , 06/15/31 ................... EUR 205 245,215
Dana, Inc.
4.25% , 09/01/30 ................... USD 52 51,498
4.50% , 02/15/32 ................... 80 78,773
Goodyear Tire & Rubber Co. (The)
6.63% , 07/15/30 ................... 174 176,551
5.25% , 04/30/31 ................... 31 29,295

Schedule of Investments
(continued)
September 30, 2025
BlackRock Low Duration Bond Portfolio
Schedules of Investments
77
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Automobile Components (continued)
Icahn Enterprises LP
5.25% , 05/15/27 ................... USD 2,119 $ 2,082,863
9.75% , 01/15/29 ................... 56 56,518
4.38% , 02/01/29 ................... 128 110,491
10.00% , 11/15/29
(a)
................. 409 410,807
Tenneco, Inc., 8.00%, 11/17/28
(a)
......... 267 267,487
9,249,630
Automobiles — 0.1%
Nissan Motor Acceptance Co. LLC, 6.13%,
09/30/30
(a)
...................... 416 416,142
Nissan Motor Co. Ltd., 7.75%, 07/17/32
(a)
.... 1,400 1,481,568
Stellantis NV, 3.38%, 11/19/28
(d)
.......... EUR 2,300 2,722,142
4,619,852
Banks — 9.9%
Bank of America Corp.
(b)
Series N , (1-day SOFR + 0.91%), 1.66% ,
03/11/27 ...................... USD 11,435 11,302,759
(1-day SOFR + 0.96%), 1.73% , 07/22/27 .. 7,070 6,928,802
(1-day SOFR + 1.34%), 5.93% , 09/15/27 .. 18,162 18,463,092
(3-mo. CME Term SOFR + 1.77%), 3.71% ,
04/24/28 ...................... 175 173,871
(1-day SOFR + 1.99%), 6.20% , 11/10/28 .. 920 958,731
(3-mo. CME Term SOFR + 1.30%), 3.42% ,
12/20/28 ...................... 6,038 5,945,879
Series FIX , (1-day SOFR + 0.83%), 4.98% ,
01/24/29 ...................... 15,519 15,805,855
(1-day SOFR + 1.11%), 4.62% , 05/09/29 .. 7,000 7,086,724
(1-day SOFR + 1.06%), 2.09% , 06/14/29 .. 305 288,905
(3-mo. CME Term SOFR + 1.47%), 3.97% ,
02/07/30 ...................... 6,438 6,390,499
Series FIX , (1-day SOFR + 1.00%), 5.16% ,
01/24/31 ...................... 10,258 10,587,131
Barclays plc
(b)
(1-day SOFR + 2.21%), 5.83% , 05/09/27 .. 286 288,527
(1-day SOFR + 1.88%), 6.50% , 09/13/27 .. 264 269,348
(1-day SOFR + 1.49%), 5.67% , 03/12/28 .. 253 257,921
(1-day SOFR + 1.34%), 4.84% , 09/10/28 .. 2,529 2,554,587
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 3.30%), 7.39% ,
11/02/28 ...................... 1,652 1,752,118
(3-mo. SOFR + 2.16%), 4.97% , 05/16/29 .. 533 540,930
(1-day SOFR + 1.56%), 4.94% , 09/10/30 .. 600 608,918
Citibank NA
4.58% , 05/29/27 ................... 5,550 5,599,105
4.91% , 05/29/30 ................... 6,015 6,180,004
Citigroup, Inc.
3.20% , 10/21/26 ................... 9,984 9,900,944
(1-day SOFR + 0.77%), 1.46% , 06/09/27
(b)
. 3,984 3,908,222
(1-day SOFR + 1.28%), 3.07% , 02/24/28
(b)
. 822 809,389
(1-day SOFR + 1.14%), 4.64% , 05/07/28
(b)
. 14,025 14,121,996
(3-mo. CME Term SOFR + 1.41%), 3.52% ,
10/27/28
(b)
..................... 1,133 1,117,903
(1-day SOFR + 1.36%), 5.17% , 02/13/30
(b)
. 8,354 8,569,662
(1-day SOFR + 1.34%), 4.54% , 09/19/30
(b)
. 12,880 12,939,935
(1-day SOFR + 1.46%), 4.95% , 05/07/31
(b)
. 12,134 12,364,563
(1-day SOFR + 1.17%), 4.50% , 09/11/31
(b)
. 8,635 8,639,668
JPMorgan Chase & Co.
(b)
(1-day SOFR + 0.80%), 1.05% , 11/19/26 .. 8,435 8,397,211
(1-day SOFR + 0.89%), 1.58% , 04/22/27 .. 571 562,794
(1-day SOFR + 0.77%), 1.47% , 09/22/27 .. 2,330 2,271,261
(1-day SOFR + 1.33%), 6.07% , 10/22/27 .. 9,500 9,688,902
(1-day SOFR + 0.93%), 5.57% , 04/22/28 .. 4,550 4,649,378
(1-day SOFR + 0.93%), 4.98% , 07/22/28 .. 17,935 18,208,228
(1-day SOFR + 0.86%), 4.51% , 10/22/28 .. 3,781 3,813,305
(1-day SOFR + 0.80%), 4.92% , 01/24/29 .. 21,405 21,790,910
Security
Par (000)
Par (000) Value
Banks (continued)
(1-day SOFR + 1.45%), 5.30% , 07/24/29 .. USD 3,020 $ 3,111,598
(1-day SOFR + 1.31%), 5.01% , 01/23/30 .. 4,254 4,358,013
(1-day SOFR + 1.13%), 5.00% , 07/22/30 .. 8,045 8,252,105
(1-day SOFR + 1.01%), 5.14% , 01/24/31 .. 14,385 14,855,833
(1-day SOFR + 1.44%), 5.10% , 04/22/31 .. 14,604 15,087,684
KeyCorp, (SOFR Index + 1.23%), 5.12%,
04/04/31
(b)
...................... 2,190 2,248,675
Morgan Stanley Bank NA
(b)
(1-day SOFR + 1.08%), 4.95% , 01/14/28 .. 2,370 2,393,362
(1-day SOFR + 0.93%), 4.97% , 07/14/28 .. 17,587 17,846,994
(1-day SOFR + 0.91%), 5.02% , 01/12/29 .. 12,618 12,844,042
NatWest Group plc, (1-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
2.85%), 7.47%, 11/10/26
(b)
............ 200 200,627
PNC Bank NA, (1-day SOFR + 0.63%), 4.54%,
05/13/27
(b)
...................... 11,240 11,257,447
Truist Financial Corp.
(b)
(1-day SOFR + 2.05%), 6.05% , 06/08/27 .. 3,943 3,988,758
(1-day SOFR + 0.86%), 1.89% , 06/07/29 .. 1,317 1,241,119
(1-day SOFR + 1.62%), 5.44% , 01/24/30 .. 1,627 1,683,464
Wells Fargo & Co.
(b)
Series W , (1-day SOFR + 0.78%), 4.90% ,
01/24/28 ...................... 7,076 7,141,066
(1-day SOFR + 1.07%), 5.71% , 04/22/28 .. 16,506 16,889,515
(1-day SOFR + 2.10%), 2.39% , 06/02/28 .. 765 743,660
(1-day SOFR + 1.98%), 4.81% , 07/25/28 .. 1,000 1,011,803
(1-day SOFR + 1.37%), 4.97% , 04/23/29 .. 10,420 10,618,413
(1-day SOFR + 1.74%), 5.57% , 07/25/29 .. 617 639,429
(1-day SOFR + 0.88%), 4.08% , 09/15/29 .. 5,400 5,383,157
(1-day SOFR + 1.79%), 6.30% , 10/23/29 .. 4,694 4,971,709
(1-day SOFR + 1.50%), 5.20% , 01/23/30 .. 4,251 4,378,098
(3-mo. CME Term SOFR + 1.43%), 2.88% ,
10/30/30 ...................... 4,150 3,929,227
(1-day SOFR + 1.50%), 5.15% , 04/23/31 .. 7,587 7,824,480
Westpac Banking Corp., 4.18%, 05/22/28
(a)
... 17,040 17,174,699
423,812,954
Biotechnology — 0.5%
AbbVie, Inc.
4.80% , 03/15/29 ................... 3,685 3,768,383
3.20% , 11/21/29 ................... 2,695 2,600,000
4.88% , 03/15/30 ................... 1,783 1,835,350
Amgen, Inc.
2.20% , 02/21/27 ................... 1,323 1,290,829
5.15% , 03/02/28 ................... 5,257 5,379,725
4.05% , 08/18/29 ................... 3,680 3,665,723
5.25% , 03/02/30 ................... 1,246 1,291,626
19,831,636
Broadline Retail — 0.0%
(a)
ANGI Group LLC, 3.88%, 08/15/28 ........ 68 63,910
Match Group Holdings II LLC
4.63% , 06/01/28 ................... 812 797,651
4.13% , 08/01/30 ................... 47 44,391
3.63% , 10/01/31 ................... 19 17,220
Rakuten Group, Inc., 9.75%, 04/15/29 ...... 400 449,786
1,372,958
Building Products — 0.3%
(a)
Advanced Drainage Systems, Inc.
5.00% , 09/30/27 ................... 583 581,534
6.38% , 06/15/30 ................... 427 434,563
EMRLD Borrower LP
6.63% , 12/15/30 ................... 3,494 3,591,654
6.75% , 07/15/31 ................... 547 568,144
New Enterprise Stone & Lime Co., Inc., 5.25%,
07/15/28 ....................... 111 109,976

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Low Duration Bond Portfolio
78
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Building Products (continued)
Quikrete Holdings, Inc., 6.38%, 03/01/32 .... USD 1,698 $ 1,758,863
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/28 ....................... 1,170 1,170,372
Standard Building Solutions, Inc., 6.50%,
08/15/32 ....................... 884 907,003
Standard Industries, Inc.
4.75% , 01/15/28 ................... 1,647 1,632,833
4.38% , 07/15/30 ................... 605 580,061
11,335,003
Capital Markets — 5.2%
Bank of New York Mellon Corp. (The), (1-day
SOFR + 1.03%), 4.95%, 04/26/27
(b)
...... 535 537,577
Deutsche Bank AG
(b)
(1-day SOFR + 1.21%), 5.37% , 01/10/29 .. 3,327 3,398,521
(1-day SOFR + 1.30%), 4.95% , 08/04/31 .. 1,910 1,928,063
Focus Financial Partners LLC, 6.75%, 09/15/31
(a)
198 202,775
Goldman Sachs Bank USA, (1-day SOFR +
0.78%), 5.28%, 03/18/27
(b)
............ 3,916 3,933,756
Goldman Sachs Group, Inc. (The)
(b)
(1-day SOFR + 0.80%), 1.43% , 03/09/27 .. 10,079 9,949,255
(1-day SOFR + 0.82%), 1.54% , 09/10/27 .. 10,630 10,367,650
(1-day SOFR + 0.91%), 1.95% , 10/21/27 .. 13,057 12,749,694
(1-day SOFR + 1.11%), 2.64% , 02/24/28 .. 9,852 9,644,837
(1-day SOFR + 1.32%), 4.94% , 04/23/28 .. 10,550 10,673,506
(3-mo. CME Term SOFR + 1.77%), 3.69% ,
06/05/28 ...................... 8,291 8,231,370
(1-day SOFR + 1.73%), 4.48% , 08/23/28 .. 7,537 7,584,156
(3-mo. CME Term SOFR + 1.56%), 4.22% ,
05/01/29 ...................... 3,000 3,003,500
(1-day SOFR + 1.77%), 6.48% , 10/24/29 .. 1,390 1,479,209
(1-day SOFR + 1.27%), 5.73% , 04/25/30 .. 177 185,185
(1-day SOFR + 1.21%), 5.05% , 07/23/30 .. 12,717 13,035,731
(1-day SOFR + 1.14%), 4.69% , 10/23/30 .. 1,340 1,357,078
(1-day SOFR + 1.08%), 5.21% , 01/28/31 .. 5,129 5,294,579
(1-day SOFR + 1.58%), 5.22% , 04/23/31 .. 17,832 18,440,173
HAT Holdings I LLC, 8.00%, 06/15/27
(a)
..... 22 22,904
Morgan Stanley
(b)
(1-day SOFR + 0.88%), 1.59% , 05/04/27 .. 4,791 4,715,372
(1-day SOFR + 0.86%), 1.51% , 07/20/27 .. 19,962 19,534,333
(1-day SOFR + 2.24%), 6.30% , 10/18/28 .. 4,360 4,543,508
(1-day SOFR + 1.38%), 4.99% , 04/12/29 .. 13,689 13,962,420
(1-day SOFR + 1.63%), 5.45% , 07/20/29 .. 6,010 6,210,191
(1-day SOFR + 1.45%), 5.17% , 01/16/30 .. 1,600 1,644,439
(1-day SOFR + 1.26%), 5.66% , 04/18/30 .. 14,934 15,594,300
(1-day SOFR + 1.22%), 5.04% , 07/19/30 .. 6,688 6,854,272
(1-day SOFR + 1.10%), 4.65% , 10/18/30 .. 3,520 3,558,476
(1-day SOFR + 1.11%), 5.23% , 01/15/31 .. 5,520 5,697,467
(1-day SOFR + 3.12%), 3.62% , 04/01/31 .. 2,900 2,813,880
Osaic Holdings, Inc., 6.75%, 08/01/32
(a)
..... 135 139,433
UBS AG, 7.50%, 02/15/28 ............. 3,163 3,405,454
UBS Group AG
(a)
(1-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 0.85%), 1.49% ,
08/10/27
(b)
..................... 8,065 7,874,999
4.28% , 01/09/28 ................... 875 875,324
(1-day SOFR + 1.06%), 4.40% , 09/23/31
(b)
. 2,620 2,611,111
222,054,498
Chemicals — 0.3%
Axalta Coating Systems LLC
(a)
4.75% , 06/15/27 ................... 666 662,837
3.38% , 02/15/29 ................... 254 240,641
Chemours Co. (The)
5.38% , 05/15/27 ................... 709 708,414
5.75% , 11/15/28
(a)
.................. 237 231,164
Security
Par (000)
Par (000) Value
Chemicals (continued)
Element Solutions, Inc., 3.88%, 09/01/28
(a)
... USD 1,931 $ 1,871,394
Herens Holdco SARL, 4.75%, 05/15/28
(a)
.... 253 221,651
Inversion Escrow Issuer LLC, 6.75%, 08/01/32
(a)
1,200 1,182,136
Mativ Holdings, Inc., 8.00%, 10/01/29
(a)
..... 91 90,095
Olympus Water US Holding Corp.
(a)
9.75% , 11/15/28 ................... 2,432 2,552,384
7.25% , 06/15/31 ................... 535 542,370
Qnity Electronics, Inc., 5.75%, 08/15/32
(a)
.... 562 566,286
Scotts Miracle-Gro Co. (The), 4.50%, 10/15/29 . 23 22,346
SK Invictus Intermediate II SARL, 5.00%,
10/30/29
(a)
...................... 231 226,093
WR Grace Holdings LLC
(a)
4.88% , 06/15/27 ................... 1,074 1,067,340
5.63% , 08/15/29 ................... 955 887,670
7.38% , 03/01/31 ................... 532 542,538
6.63% , 08/15/32 ................... 883 873,093
12,488,452
Commercial Services & Supplies — 0.3%
(a)
Allied Universal Holdco LLC
4.63% , 06/01/28 ................... 985 965,686
6.88% , 06/15/30 ................... 1,355 1,392,710
7.88% , 02/15/31 ................... 4,005 4,199,225
Aramark Services, Inc., 5.00%, 02/01/28 ..... 610 607,124
Brink's Co. (The), 6.50%, 06/15/29 ........ 258 265,508
Deluxe Corp., 8.13%, 09/15/29 .......... 56 58,476
Garda World Security Corp.
4.63% , 02/15/27 ................... 206 204,437
7.75% , 02/15/28 ................... 1,887 1,934,371
GFL Environmental, Inc.
4.00% , 08/01/28 ................... 675 658,989
4.38% , 08/15/29 ................... 45 43,903
6.75% , 01/15/31 ................... 165 172,659
Luna 1.5 SARL, 10.50%, (10.50% Cash or
10.50% PIK), 07/01/32
(h)
............. EUR 135 162,212
Prime Security Services Borrower LLC, 6.25%,
01/15/28 ....................... USD 1,012 1,011,114
Raven Acquisition Holdings LLC, 6.88%,
11/15/31 ....................... 424 435,731
RR Donnelley & Sons Co., 9.50%, 08/01/29 ... 659 675,386
Veritiv Operating Co., 10.50%, 11/30/30 ..... 78 83,712
Williams Scotsman, Inc.
6.63% , 06/15/29 ................... 314 321,176
6.63% , 04/15/30 ................... 339 348,921
Wrangler Holdco Corp., 6.63%, 04/01/32 .... 361 376,414
13,917,754
Communications Equipment — 0.0%
CommScope LLC, 4.75%, 09/01/29
(a)
....... 450 447,111
Motorola Solutions, Inc.
4.60% , 02/23/28 ................... 661 667,877
5.00% , 04/15/29 ................... 398 407,524
Viavi Solutions, Inc., 3.75%, 10/01/29
(a)
..... 36 33,942
1,556,454
Construction & Engineering — 0.1%
(a)
Arcosa, Inc., 4.38%, 04/15/29 ........... 280 272,268
Brand Industrial Services, Inc., 10.38%, 08/01/30 1,478 1,473,290
Dycom Industries, Inc., 4.50%, 04/15/29 ..... 55 53,715
1,799,273
Consumer Finance — 1.5%
AerCap Ireland Capital DAC, 4.38%, 11/15/30 . 3,285 3,268,602
Ally Financial, Inc., (SOFR Index + 1.96%),
5.74%, 05/15/29
(b)
................. 1,925 1,970,400
Azorra Finance Ltd.
(a)
7.75% , 04/15/30 ................... 89 93,339
7.25% , 01/15/31 ................... 328 341,543

Schedule of Investments
(continued)
September 30, 2025
BlackRock Low Duration Bond Portfolio
Schedules of Investments
79
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Consumer Finance (continued)
Capital One Financial Corp.
3.75% , 03/09/27 ................... USD 1,171 $ 1,164,511
(1-day SOFR + 0.86%), 1.88% , 11/02/27
(b)
. 4,734 4,612,675
(1-day SOFR + 2.64%), 6.31% , 06/08/29
(b)
. 731 766,828
(1-day SOFR + 1.91%), 5.70% , 02/01/30
(b)
. 1,927 2,000,640
(1-day SOFR + 1.25%), 4.49% , 09/11/31
(b)
. 3,225 3,198,914
Ford Motor Credit Co. LLC
3.38% , 11/13/25 ................... 2,833 2,827,789
5.80% , 03/05/27 ................... 5,084 5,135,431
4.95% , 05/28/27 ................... 1,795 1,791,896
7.35% , 11/04/27 ................... 4,112 4,288,770
5.88% , 11/07/29 ................... 1,727 1,757,079
General Motors Financial Co., Inc.
4.00% , 10/06/26 ................... 4,304 4,294,543
2.35% , 02/26/27 ................... 1,050 1,022,814
5.40% , 05/08/27 ................... 2,492 2,534,248
5.80% , 01/07/29 ................... 2,385 2,478,624
GGAM Finance Ltd.
(a)
7.75% , 05/15/26 ................... 18 18,045
8.00% , 06/15/28 ................... 45 47,630
6.88% , 04/15/29 ................... 833 863,830
5.88% , 03/15/30 ................... 252 255,465
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(a)
...................... 481 495,969
Navient Corp.
9.38% , 07/25/30 ................... 702 775,899
7.88% , 06/15/32 ................... 581 611,362
OneMain Finance Corp.
3.50% , 01/15/27 ................... 146 142,689
6.63% , 05/15/29 ................... 514 528,326
7.88% , 03/15/30 ................... 1,420 1,502,580
6.13% , 05/15/30 ................... 484 490,140
4.00% , 09/15/30 ................... 13 12,084
7.50% , 05/15/31 ................... 213 222,662
6.75% , 03/15/32 ................... 152 154,815
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(a)
552 587,281
SLM Corp., 3.13%, 11/02/26 ............ 108 105,802
Synchrony Financial
5.15% , 03/19/29 ................... 2,700 2,734,022
(1-day SOFR + 1.40%), 5.02% , 07/29/29
(b)
. 1,685 1,699,528
(SOFR Index + 2.13%), 5.94% , 08/02/30
(b)
. 1,345 1,394,136
(1-day SOFR + 1.68%), 5.45% , 03/06/31
(b)
. 8,035 8,187,391
64,378,302
Consumer Staples Distribution & Retail — 0.0%
(a)
Boots Group Finco LP
5.38% , 08/31/32 ................... EUR 385 465,007
7.38% , 08/31/32 ................... GBP 165 226,063
KeHE Distributors LLC, 9.00%, 02/15/29 ..... USD 96 101,007
Performance Food Group, Inc., 4.25%, 08/01/29 6 5,828
US Foods, Inc.
4.75% , 02/15/29 ................... 54 53,192
4.63% , 06/01/30 ................... 35 34,205
885,302
Containers & Packaging — 0.3%
Ardagh Metal Packaging Finance USA LLC
(a)
6.00% , 06/15/27 ................... 829 828,800
3.25% , 09/01/28 ................... 200 190,004
4.00% , 09/01/29 ................... 200 185,103
Ardagh Packaging Finance plc, 4.13%,
08/15/26
(a)
...................... 200 192,000
Clydesdale Acquisition Holdings, Inc.
(a)
6.63% , 04/15/29 ................... 1,895 1,916,586
6.88% , 01/15/30 ................... 555 569,324
6.75% , 04/15/32 ................... 1,454 1,491,601
Security
Par (000)
Par (000) Value
Containers & Packaging (continued)
LABL, Inc.
(a)
5.88% , 11/01/28 ................... USD 263 $ 203,774
9.50% , 11/01/28 ................... 438 372,098
8.63% , 10/01/31 ................... 259 190,270
Mauser Packaging Solutions Holding Co., 7.88%,
04/15/27
(a)
...................... 3,668 3,703,957
Sealed Air Corp.
(a)
4.00% , 12/01/27 ................... 223 218,850
5.00% , 04/15/29 ................... 36 35,799
Silgan Holdings, Inc., 4.25%, 02/15/31
(a)
..... EUR 280 330,060
Sonoco Products Co., 2.25%, 02/01/27 ..... USD 343 334,097
Trivium Packaging Finance BV
(a)
6.63% , 07/15/30 ................... EUR 100 123,417
8.25% , 07/15/30 ................... USD 200 213,349
11,099,089
Distributors — 0.0%
(a)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............... 45 42,696
Gates Corp., 6.88%, 07/01/29 ........... 190 197,153
Resideo Funding, Inc., 6.50%, 07/15/32 ..... 457 468,382
708,231
Diversified Consumer Services — 0.1%
Belron UK Finance plc, 5.75%, 10/15/29
(a)
.... 1,361 1,378,739
Service Corp. International
3.38% , 08/15/30 ................... 4 3,706
4.00% , 05/15/31 ................... 785 740,133
Sotheby's
(a)
7.38% , 10/15/27 ................... 669 667,115
5.88% , 06/01/29 ................... 200 182,236
Wand NewCo 3, Inc., 7.63%, 01/30/32
(a)
..... 696 733,319
3,705,248
Diversified REITs — 1.5%
Global Net Lease, Inc., 3.75%, 12/15/27
(a)
.... 149 144,620
GLP Capital LP
5.75% , 06/01/28 ................... 1,861 1,912,606
5.30% , 01/15/29 ................... 3,518 3,582,337
4.00% , 01/15/30 ................... 1,860 1,801,279
Uniti Group LP, 10.50%, 02/15/28
(a)
........ 1,810 1,906,292
VICI Properties LP
4.50% , 09/01/26
(a)
.................. 5,266 5,265,816
4.25% , 12/01/26
(a)
.................. 7,154 7,126,660
5.75% , 02/01/27
(a)
.................. 3,780 3,827,176
4.50% , 01/15/28
(a)
.................. 1,090 1,087,755
4.75% , 02/15/28 ................... 6,891 6,948,937
4.75% , 04/01/28 ................... 11,874 11,997,802
3.88% , 02/15/29
(a)
.................. 750 732,254
4.63% , 12/01/29
(a)
.................. 7,946 7,867,737
4.95% , 02/15/30 ................... 8,687 8,787,758
4.13% , 08/15/30
(a)
.................. 2,510 2,425,752
65,414,781
Diversified Telecommunication Services — 0.7%
AT&T, Inc.
1.65% , 02/01/28 ................... 4,914 4,652,122
4.35% , 03/01/29 ................... 3,850 3,867,097
4.70% , 08/15/30 ................... 6,507 6,617,742
CCO Holdings LLC
(a)
5.13% , 05/01/27 ................... 149 147,999
5.38% , 06/01/29 ................... 1,257 1,248,618
6.38% , 09/01/29 ................... 704 713,670
4.75% , 03/01/30 ................... 2,843 2,728,049
4.25% , 02/01/31 ................... 251 231,229
7.38% , 03/01/31 ................... 309 318,822

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Low Duration Bond Portfolio
80
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
Frontier Communications Holdings LLC
(a)
5.88% , 10/15/27 ................... USD 636 $ 635,616
5.00% , 05/01/28 ................... 538 536,790
8.75% , 05/15/30 ................... 727 759,457
8.63% , 03/15/31 ................... 89 93,829
Level 3 Financing, Inc.
(a)
4.88% , 06/15/29 ................... 774 727,637
3.88% , 10/15/30 ................... 64 55,441
4.00% , 04/15/31 ................... 13 10,958
Lumen Technologies, Inc.
(a)
4.13% , 04/15/29 ................... 58 56,845
4.13% , 04/15/30 ................... 58 56,823
Maya SAS, 7.00%, 04/15/32
(a)
........... 200 203,961
Sable International Finance Ltd., 7.13%,
10/15/32
(a)
...................... 400 405,210
Virgin Media Secured Finance plc, 5.50%,
05/15/29
(a)
...................... 1,269 1,254,654
Windstream Services LLC, 8.25%, 10/01/31
(a)
. 2,072 2,146,336
Zayo Group Holdings, Inc., 6.25%, 03/09/30
(a) (b)
1,134 1,086,017
28,554,922
Electric Utilities — 3.2%
Alpha Generation LLC, 6.75%, 10/15/32
(a)
.... 297 306,590
ContourGlobal Power Holdings SA, 6.75%,
02/28/30
(a)
...................... 200 207,748
Duke Energy Carolinas LLC
2.45% , 02/01/30 ................... 1,085 1,011,386
4.85% , 03/15/30 ................... 4,100 4,211,207
Duke Energy Corp.
2.65% , 09/01/26 ................... 7,257 7,168,942
4.85% , 01/05/27 ................... 332 335,224
3.15% , 08/15/27 ................... 3,235 3,183,628
5.00% , 12/08/27 ................... 1,332 1,356,464
4.30% , 03/15/28 ................... 2,079 2,088,667
4.85% , 01/05/29 ................... 3,088 3,146,539
3.40% , 06/15/29 ................... 2,376 2,308,894
Enel Finance International NV, 4.38%, 09/30/30
(a)
5,240 5,204,362
Eversource Energy
4.75% , 05/15/26 ................... 309 309,909
Series U , 1.40% , 08/15/26 ............ 386 376,692
2.90% , 03/01/27 ................... 643 631,491
4.60% , 07/01/27 ................... 3,123 3,140,629
5.95% , 02/01/29 ................... 1,345 1,408,262
Series O , 4.25% , 04/01/29 ............ 689 686,970
Exelon Corp.
2.75% , 03/15/27 ................... 925 906,802
5.15% , 03/15/28 ................... 5,165 5,282,831
5.15% , 03/15/29 ................... 307 315,779
4.05% , 04/15/30 ................... 979 968,401
FirstEnergy Corp.
Series B , 3.90% , 07/15/27
(c)
............ 2,550 2,534,361
2.65% , 03/01/30 ................... 3,070 2,848,331
Series B , 2.25% , 09/01/30 ............. 3,825 3,437,084
FirstEnergy Transmission LLC
2.87% , 09/15/28
(a)
.................. 1,662 1,597,001
4.55% , 01/15/30 ................... 593 596,795
Florida Power & Light Co.
5.05% , 04/01/28 ................... 230 236,013
4.40% , 05/15/28 ................... 359 363,046
NextEra Energy Capital Holdings, Inc.
4.63% , 07/15/27 ................... 1,846 1,864,090
4.69% , 09/01/27 ................... 6,710 6,782,968
4.85% , 02/04/28 ................... 1,745 1,775,764
4.90% , 03/15/29 ................... 553 565,613
5.05% , 03/15/30 ................... 1,280 1,317,973
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
NRG Energy, Inc.
2.45% , 12/02/27
(a)
.................. USD 2,395 $ 2,295,833
5.75% , 01/15/28 ................... 45 45,097
4.73% , 10/15/30
(a)
.................. 2,965 2,964,062
Ohio Edison Co., 4.95%, 12/15/29
(a)
....... 2,455 2,508,698
Oncor Electric Delivery Co. LLC
4.30% , 05/15/28 ................... 1,167 1,174,291
4.65% , 11/01/29 ................... 4,304 4,372,492
Pacific Gas & Electric Co.
3.30% , 12/01/27 ................... 7,291 7,135,515
5.55% , 05/15/29 ................... 11,190 11,518,324
4.55% , 07/01/30 ................... 3,090 3,068,536
Pattern Energy Operations LP, 4.50%, 08/15/28
(a)
217 211,494
PG&E Corp.
5.00% , 07/01/28 ................... 1,000 990,744
5.25% , 07/01/30 ................... 548 540,408
Southern California Edison Co.
5.65% , 10/01/28 ................... 1,825 1,882,578
5.15% , 06/01/29 ................... 5,870 5,971,295
Southern Co. (The)
3.25% , 07/01/26 ................... 652 647,856
Series 21-B , 1.75% , 03/15/28 .......... 5,686 5,367,809
5.50% , 03/15/29 ................... 4,158 4,323,405
Texas Electric Market Stabilization Funding N
LLC, Series A-1, 4.27%, 08/01/34
(a)
...... 4,632 4,620,460
Vistra Operations Co. LLC
(a)
5.05% , 12/30/26 ................... 1,355 1,362,787
3.70% , 01/30/27 ................... 2,565 2,541,099
5.63% , 02/15/27 ................... 102 102,060
4.30% , 07/15/29 ................... 4,934 4,896,077
7.75% , 10/15/31 ................... 160 169,311
XPLR Infrastructure Operating Partners LP
(a)
3.88% , 10/15/26 ................... 8 7,885
8.38% , 01/15/31 ................... 693 726,264
137,920,836
Electrical Equipment — 0.0%
(a)
Sensata Technologies BV, 4.00%, 04/15/29 ... 340 326,289
Vertiv Group Corp., 4.13%, 11/15/28 ....... 566 552,687
878,976
Electronic Equipment, Instruments & Components — 0.1%
Sensata Technologies, Inc., 4.38%, 02/15/30
(a)
. 2,022 1,951,545
Tyco Electronics Group SA, 4.50%, 02/09/31 .. 4,000 4,049,041
6,000,586
Energy Equipment & Services — 0.1%
Archrock Partners LP
(a)
6.88% , 04/01/27 ................... 236 236,011
6.25% , 04/01/28 ................... 472 472,653
Diamond Foreign Asset Co., 8.50%, 10/01/30
(a)
. 56 59,342
Enerflex Ltd., 9.00%, 10/15/27
(a)
.......... 42 42,763
Kodiak Gas Services LLC, 7.25%, 02/15/29
(a)
.. 489 507,418
Nabors Industries, Inc., 7.38%, 05/15/27
(a)
.... 155 157,342
Noble Finance II LLC, 8.00%, 04/15/30
(a)
.... 43 44,508
Oceaneering International, Inc., 6.00%, 02/01/28 32 32,396
Star Holding LLC, 8.75%, 08/01/31
(a)
....... 234 232,176
Tidewater, Inc., 9.13%, 07/15/30
(a)
......... 191 204,838
Transocean International Ltd.
(a)
8.75% , 02/15/30 ................... 102 107,321
7.88% , 10/15/32 ................... 207 207,000
Transocean Titan Financing Ltd., 8.38%,
02/01/28
(a)
...................... 54 55,572
USA Compression Partners LP, 7.13%,
03/15/29
(a)
...................... 661 681,705
Valaris Ltd., 8.38%, 04/30/30
(a)
........... 374 388,154
Vallourec SACA, 7.50%, 04/15/32
(a)
........ 623 663,785

Schedule of Investments
(continued)
September 30, 2025
BlackRock Low Duration Bond Portfolio
Schedules of Investments
81
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Weatherford International Ltd., 8.63%, 04/30/30
(a)
USD 255 $ 260,674
4,353,658
Entertainment — 0.3%
Live Nation Entertainment, Inc.
(a)
4.75% , 10/15/27 ................... 243 241,392
3.75% , 01/15/28 ................... 345 336,602
Netflix, Inc.
4.88% , 04/15/28 ................... 2,330 2,381,192
5.88% , 11/15/28 ................... 2,065 2,177,528
4.88% , 06/15/30
(a)
.................. 3,540 3,638,575
Playtika Holding Corp., 4.25%, 03/15/29
(a)
.... 28 25,706
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30
(a)
90 85,350
Warnermedia Holdings, Inc., 3.76%, 03/15/27 . 1,784 1,759,470
10,645,815
Financial Services — 0.6%
Block, Inc.
2.75% , 06/01/26 ................... 556 548,696
5.63% , 08/15/30
(a)
.................. 317 321,177
6.50% , 05/15/32 ................... 39 40,365
Boost Newco Borrower LLC, 7.50%, 01/15/31
(a)
1,484 1,574,367
CrossCountry Intermediate HoldCo LLC, 6.50%,
10/01/30
(a)
...................... 261 261,960
Freedom Mortgage Holdings LLC
(a)
9.25% , 02/01/29 ................... 76 79,966
9.13% , 05/15/31 ................... 516 548,793
8.38% , 04/01/32 ................... 155 162,463
Global Payments, Inc.
1.20% , 03/01/26 ................... 695 685,814
4.80% , 04/01/26 ................... 3,082 3,085,413
2.15% , 01/15/27 ................... 613 597,294
4.45% , 06/01/28 ................... 424 424,683
ION Platform Finance US, Inc., 7.88%,
09/30/32
(a)
...................... 986 979,522
Jefferies Finance LLC, 5.00%, 08/15/28
(a)
.... 596 575,846
Midcap Financial Issuer Trust, 6.50%, 05/01/28
(a)
400 397,260
National Rural Utilities Cooperative Finance
Corp., 4.75%, 02/07/28 .............. 1,327 1,346,565
Nationstar Mortgage Holdings, Inc.
(a)
5.00% , 02/01/26 ................... 916 916,000
6.00% , 01/15/27 ................... 191 191,000
6.50% , 08/01/29 ................... 1,209 1,240,299
5.13% , 12/15/30 ................... 394 397,467
7.13% , 02/01/32 ................... 27 28,183
NTT Finance Corp.
(a)
4.37% , 07/27/27 ................... 3,470 3,480,524
4.62% , 07/16/28 ................... 2,680 2,706,500
PennyMac Financial Services, Inc.
(a)
7.88% , 12/15/29 ................... 109 115,682
7.13% , 11/15/30 ................... 444 462,320
6.88% , 05/15/32 ................... 565 585,451
Rocket Cos., Inc., 6.13%, 08/01/30
(a)
....... 1,824 1,872,008
Rocket Mortgage LLC, 2.88%, 10/15/26
(a)
.... 255 249,780
Shift4 Payments LLC, 5.50%, 05/15/33
(a)
.... EUR 250 305,621
UWM Holdings LLC
(a)
6.63% , 02/01/30 ................... USD 551 560,523
6.25% , 03/15/31 ................... 410 408,047
25,149,589
Food Products — 0.1%
(a)
B&G Foods, Inc., 8.00%, 09/15/28 ........ 50 48,445
Chobani LLC, 4.63%, 11/15/28 ........... 1,474 1,457,538
Darling Global Finance BV, 4.50%, 07/15/32 .. EUR 170 201,510
Fiesta Purchaser, Inc., 7.88%, 03/01/31 ..... USD 50 52,767
Lamb Weston Holdings, Inc.
4.88% , 05/15/28 ................... 240 239,130
Security
Par (000)
Par (000) Value
Food Products (continued)
4.13% , 01/31/30 ................... USD 1,264 $ 1,213,722
Post Holdings, Inc.
4.63% , 04/15/30 ................... 21 20,244
4.50% , 09/15/31 ................... 1,391 1,299,541
Simmons Foods, Inc., 4.63%, 03/01/29 ..... 97 92,991
4,625,888
Gas Utilities — 0.0%
AmeriGas Partners LP, 9.50%, 06/01/30
(a)
.... 131 137,141
Ground Transportation — 0.9%
Albion Financing 1 SARL, 7.00%, 05/21/30
(a)
.. 842 870,881
Genesee & Wyoming, Inc., 6.25%, 04/15/32
(a)
. 481 488,764
Hertz Corp. (The), 12.63%, 07/15/29
(a)
...... 65 68,910
Norfolk Southern Corp., 2.90%, 06/15/26 .... 1,660 1,646,059
Ryder System, Inc.
1.75% , 09/01/26 ................... 777 760,536
2.85% , 03/01/27 ................... 5,131 5,040,524
4.30% , 06/15/27 ................... 267 267,622
5.38% , 03/15/29 ................... 354 366,683
5.00% , 03/15/30 ................... 1,573 1,612,125
Uber Technologies, Inc.
4.50% , 08/15/29
(a)
.................. 16,288 16,241,796
4.30% , 01/15/30 ................... 3,685 3,695,664
4.15% , 01/15/31 ................... 5,190 5,142,601
Watco Cos. LLC, 7.13%, 08/01/32
(a)
....... 86 89,016
36,291,181
Health Care Equipment & Supplies — 0.2%
Avantor Funding, Inc.
(a)
4.63% , 07/15/28 ................... 1,684 1,656,479
3.88% , 11/01/29 ................... 11 10,461
Bausch + Lomb Corp., 8.38%, 10/01/28
(a)
.... 2,115 2,204,226
Edwards Lifesciences Corp., 4.30%, 06/15/28 . 544 545,892
Medline Borrower LP
(a)
3.88% , 04/01/29 ................... 673 649,071
6.25% , 04/01/29 ................... 1,029 1,055,141
5.25% , 10/01/29 ................... 1,990 1,972,793
Sotera Health Holdings LLC, 7.38%, 06/01/31
(a)
110 115,502
Teleflex, Inc., 4.25%, 06/01/28
(a)
.......... 501 489,070
8,698,635
Health Care Providers & Services — 2.0%
AHP Health Partners, Inc., 5.75%, 07/15/29
(a)
.. 320 314,927
Community Health Systems, Inc.
(a)
6.00% , 01/15/29 ................... 140 135,889
5.25% , 05/15/30 ................... 1,781 1,611,171
4.75% , 02/15/31 ................... 351 303,527
Concentra Health Services, Inc., 6.88%,
07/15/32
(a)
...................... 451 468,310
Elevance Health, Inc.
1.50% , 03/15/26 ................... 519 513,112
3.65% , 12/01/27 ................... 2,986 2,964,848
4.10% , 03/01/28 ................... 3,151 3,149,293
5.15% , 06/15/29 ................... 181 186,220
4.75% , 02/15/30 ................... 1,286 1,307,812
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(a)
100 95,008
HCA, Inc.
5.88% , 02/15/26 ................... 10,533 10,546,585
5.25% , 06/15/26 ................... 9,751 9,770,319
4.50% , 02/15/27 ................... 932 933,707
3.13% , 03/15/27 ................... 3,248 3,202,331
5.00% , 03/01/28 ................... 17,420 17,740,575
5.20% , 06/01/28 ................... 3,000 3,072,431
5.63% , 09/01/28 ................... 4,311 4,448,229
4.13% , 06/15/29 ................... 5,036 4,992,354
5.25% , 03/01/30 ................... 7,824 8,077,666

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Low Duration Bond Portfolio
82
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
3.50% , 09/01/30 ................... USD 1,211 $ 1,156,701
HealthEquity, Inc., 4.50%, 10/01/29
(a)
....... 623 604,076
Humana, Inc., 5.75%, 03/01/28 .......... 2,256 2,327,189
LifePoint Health, Inc.
(a)
9.88% , 08/15/30 ................... 25 27,074
11.00% , 10/15/30 .................. 1,767 1,947,511
8.38% , 02/15/32 ................... 888 946,349
PeaceHealth Obligated Group, Series 2020,
1.38%, 11/15/25 .................. 2,185 2,176,657
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(a)
...................... 129 134,160
Star Parent, Inc., 9.00%, 10/01/30
(a)
........ 1,581 1,671,422
Tenet Healthcare Corp.
6.13% , 06/15/30 ................... 241 244,074
6.75% , 05/15/31 ................... 1,559 1,614,000
US Acute Care Solutions LLC, 9.75%, 05/15/29
(a)
287 293,883
86,977,410
Health Care REITs — 0.0%
Diversified Healthcare Trust, 7.25%, 10/15/30
(a)
141 143,302
Healthpeak OP LLC, 1.35%, 02/01/27 ...... 338 325,344
MPT Operating Partnership LP, 8.50%,
02/15/32
(a)
...................... 765 812,860
1,281,506
Health Care Technology — 0.0%
IQVIA, Inc.
(a)
5.00% , 05/15/27 ................... 723 720,987
6.25% , 06/01/32 ................... 832 855,413
1,576,400
Hotel & Resort REITs — 0.1%
Park Intermediate Holdings LLC, 7.00%,
02/01/30
(a)
...................... 382 393,802
Pebblebrook Hotel LP, 6.38%, 10/15/29
(a)
.... 71 72,059
RHP Hotel Properties LP
4.75% , 10/15/27 ................... 102 101,553
7.25% , 07/15/28
(a)
.................. 384 396,142
4.50% , 02/15/29
(a)
.................. 913 895,400
6.50% , 04/01/32
(a)
.................. 596 612,742
RLJ Lodging Trust LP, 3.75%, 07/01/26
(a)
.... 192 190,063
Service Properties Trust, 8.63%, 11/15/31
(a)
... 1,904 2,027,177
XHR LP, 6.63%, 05/15/30
(a)
............. 64 65,758
4,754,696
Hotels, Restaurants & Leisure — 0.5%
1011778 BC ULC
(a)
3.88% , 01/15/28 ................... 310 302,575
4.38% , 01/15/28 ................... 929 912,817
5.63% , 09/15/29 ................... 100 101,203
4.00% , 10/15/30 ................... 450 424,091
Acushnet Co., 7.38%, 10/15/28
(a)
......... 34 35,252
Boyne USA, Inc., 4.75%, 05/15/29
(a)
....... 311 305,120
Caesars Entertainment, Inc.
(a)
4.63% , 10/15/29 ................... 76 72,674
7.00% , 02/15/30 ................... 2,324 2,390,483
6.50% , 02/15/32 ................... 113 115,259
Carnival Corp.
(a)
5.88% , 06/15/31 ................... 325 333,042
5.75% , 08/01/32 ................... 785 798,877
Carnival plc, 4.13%, 07/15/31
(a)
.......... EUR 365 433,805
Churchill Downs, Inc.
(a)
5.50% , 04/01/27 ................... USD 987 985,613
4.75% , 01/15/28 ................... 328 323,628
5.75% , 04/01/30 ................... 1,522 1,520,628
6.75% , 05/01/31 ................... 8 8,199
Fertitta Entertainment LLC, 4.63%, 01/15/29
(a)
. 960 913,669
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
Flutter Treasury DAC, 5.88%, 06/04/31
(a)
.... USD 600 $ 609,012
Great Canadian Gaming Corp., 8.75%,
11/15/29
(a)
...................... 194 191,834
Hilton Domestic Operating Co., Inc., 6.13%,
04/01/32
(a)
...................... 1,397 1,436,159
Lindblad Expeditions LLC, 7.00%, 09/15/30
(a)
.. 343 349,616
Melco Resorts Finance Ltd., 5.38%, 12/04/29
(a)
. 1,488 1,453,702
Merlin Entertainments Group US Holdings, Inc.,
7.38%, 02/15/31
(a)
................. 600 517,021
MGM Resorts International, 6.13%, 09/15/29 .. 231 235,111
Mohegan Tribal Gaming Authority, 8.25%,
04/15/30
(a)
...................... 189 196,379
NCL Corp. Ltd.
(a)
5.88% , 01/15/31 ................... 545 544,979
6.75% , 02/01/32 ................... 704 724,016
6.25% , 09/15/33 ................... 51 51,264
Raising Cane's Restaurants LLC, 9.38%,
05/01/29
(a)
...................... 62 65,084
Rivers Enterprise Lender LLC, 6.25%, 10/15/30
(a)
134 135,195
Sabre GLBL, Inc.
(a)
8.63% , 06/01/27 ................... 60 60,859
10.75% , 11/15/29 .................. 292 282,189
11.13% , 07/15/30 .................. 411 398,033
Scientific Games Holdings LP, 6.63%, 03/01/30
(a)
121 112,495
Station Casinos LLC
(a)
4.50% , 02/15/28 ................... 957 940,889
4.63% , 12/01/31 ................... 71 66,975
6.63% , 03/15/32 ................... 250 256,811
Vail Resorts, Inc., 5.63%, 07/15/30
(a)
....... 190 191,188
Viking Cruises Ltd., 9.13%, 07/15/31
(a)
...... 664 712,685
Viking Ocean Cruises Ship VII Ltd., 5.63%,
02/15/29
(a)
...................... 51 50,956
Voyager Parent LLC, 9.25%, 07/01/32
(a)
..... 406 429,341
Wynn Macau Ltd.
(a)
5.63% , 08/26/28 ................... 1,630 1,626,756
5.13% , 12/15/29 ................... 200 195,630
Wynn Resorts Finance LLC
(a)
5.13% , 10/01/29 ................... 914 915,409
7.13% , 02/15/31 ................... 369 397,172
Yum! Brands, Inc., 4.75%, 01/15/30
(a)
....... 4 3,975
23,127,670
Household Durables — 0.1%
Beazer Homes USA, Inc., 5.88%, 10/15/27 ... 23 22,986
Brookfield Residential Properties, Inc., 5.00%,
06/15/29
(a)
...................... 369 351,647
DR Horton, Inc., 1.30%, 10/15/26 ......... 408 396,656
Dream Finders Homes, Inc., 8.25%, 08/15/28
(a)
. 45 46,685
Empire Communities Corp., 9.75%, 05/01/29
(a)
. 28 29,359
K. Hovnanian Enterprises, Inc., 8.00%,
04/01/31
(a)
...................... 432 442,987
LGI Homes, Inc., 8.75%, 12/15/28
(a)
........ 49 51,441
Mattamy Group Corp., 4.63%, 03/01/30
(a)
.... 39 37,641
New Home Co., Inc. (The), 9.25%, 10/01/29
(a)
. 100 105,003
Newell Brands, Inc., 8.50%, 06/01/28
(a)
...... 211 223,182
Somnigroup International, Inc.
(a)
4.00% , 04/15/29 ................... 158 151,640
3.88% , 10/15/31 ................... 138 126,391
STL Holding Co. LLC, 8.75%, 02/15/29
(a)
.... 47 49,252
Whirlpool Corp., 6.13%, 06/15/30 ......... 94 94,736
2,129,606
Independent Power and Renewable Electricity Producers — 0.0%
(a)
Calpine Corp.
4.50% , 02/15/28 ................... 7 6,971
5.13% , 03/15/28 ................... 436 436,222

Schedule of Investments
(continued)
September 30, 2025
BlackRock Low Duration Bond Portfolio
Schedules of Investments
83
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Independent Power and Renewable Electricity Producers
(continued)
Clearway Energy Operating LLC, 4.75%,
03/15/28 ....................... USD 240 $ 237,104
680,297
Industrial Conglomerates — 0.1%
Honeywell International, Inc., 4.70%, 02/01/30 . 3,645 3,715,673
Insurance — 0.5%
(a)
Acrisure LLC, 6.75%, 07/01/32 ........... 126 129,740
Alliant Holdings Intermediate LLC
4.25% , 10/15/27 ................... 3,105 3,053,448
6.75% , 04/15/28 ................... 227 231,024
7.00% , 01/15/31 ................... 1,268 1,310,133
AmWINS Group, Inc.
6.38% , 02/15/29 ................... 71 72,444
4.88% , 06/30/29 ................... 587 570,500
APH Somerset Investor 2 LLC, 7.88%, 11/01/29 199 207,680
Ardonagh Finco Ltd., 7.75%, 02/15/31 ...... 3,252 3,402,857
Howden UK Refinance plc, 7.25%, 02/15/31 .. 2,905 2,990,904
HUB International Ltd., 7.25%, 06/15/30 ..... 4,759 4,963,186
Jones Deslauriers Insurance Management, Inc.,
8.50%, 03/15/30 .................. 447 469,623
Nassau Cos. of New York (The), 7.88%, 07/15/30 90 91,918
Panther Escrow Issuer LLC, 7.13%, 06/01/31 .. 3,529 3,670,576
Ryan Specialty LLC, 4.38%, 02/01/30 ...... 42 40,693
21,204,726
IT Services — 0.1%
Acuris Finance US, Inc., 5.00%, 05/01/28
(a)
... 200 194,375
CA Magnum Holdings, 5.38%, 10/31/26
(a)
.... 600 597,075
Cablevision Lightpath LLC, 3.88%, 09/15/27
(a)
. 200 194,168
CoreWeave, Inc., 9.25%, 06/01/30
(a)
....... 303 312,937
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(a)
1,223 1,280,531
ION Trading Technologies SARL, 9.50%,
05/30/29
(a)
...................... 200 211,235
Twilio, Inc., 3.63%, 03/15/29 ............ 500 476,457
3,266,778
Life Sciences Tools & Services — 0.0%
Fortrea Holdings, Inc., 7.50%, 07/01/30
(a)
.... 32 30,302
Machinery — 0.1%
(a)
Chart Industries, Inc., 7.50%, 01/01/30 ...... 1,435 1,493,455
Esab Corp., 6.25%, 04/15/29 ............ 103 105,812
Husky Injection Molding Systems Ltd., 9.00%,
02/15/29 ....................... 1,258 1,314,850
Manitowoc Co., Inc. (The), 9.25%, 10/01/31 ... 79 82,888
Mueller Water Products, Inc., 4.00%, 06/15/29 . 91 87,632
Terex Corp., 5.00%, 05/15/29 ........... 169 166,432
TK Elevator US Newco, Inc., 5.25%, 07/15/27 . 2,396 2,387,528
Wabash National Corp., 4.50%, 10/15/28 .... 136 126,183
5,764,780
Media — 1.0%
Charter Communications Operating LLC
4.20% , 03/15/28 ................... 9,810 9,765,086
2.25% , 01/15/29 ................... 10,650 9,904,932
5.05% , 03/30/29 ................... 639 647,366
6.10% , 06/01/29 ................... 6,700 7,030,934
Clear Channel Outdoor Holdings, Inc.
(a)
7.88% , 04/01/30 ................... 3,656 3,838,895
7.13% , 02/15/31 ................... 1,239 1,280,695
DirecTV Financing LLC
(a)
5.88% , 08/15/27 ................... 339 338,620
8.88% , 02/01/30 ................... 512 505,713
10.00% , 02/15/31 .................. 1,327 1,325,052
Gray Media, Inc., 10.50%, 07/15/29
(a)
....... 389 420,607
Security
Par (000)
Par (000) Value
Media (continued)
Midcontinent Communications, 8.00%,
08/15/32
(a)
...................... USD 239 $ 246,242
Neptune Bidco US, Inc., 9.29%, 04/15/29
(a)
... 464 455,504
Outfront Media Capital LLC
(a)
5.00% , 08/15/27 ................... 218 216,904
4.25% , 01/15/29 ................... 1,768 1,698,148
4.63% , 03/15/30 ................... 63 60,549
Sirius XM Radio LLC
(a)
3.13% , 09/01/26 ................... 36 35,503
5.00% , 08/01/27 ................... 828 824,024
4.00% , 07/15/28 ................... 35 33,820
Telenet Finance Luxembourg Notes SARL,
5.50%, 03/01/28
(a)
................. 200 198,396
Univision Communications, Inc.
(a)
8.00% , 08/15/28 ................... 1,681 1,741,886
8.50% , 07/31/31 ................... 369 381,045
9.38% , 08/01/32 ................... 553 589,314
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 07/15/28
(a)
................. 200 195,910
41,735,145
Metals & Mining — 1.0%
(a)
Arsenal AIC Parent LLC
8.00% , 10/01/30 ................... 461 488,106
11.50% , 10/01/31 .................. 1,396 1,550,435
Big River Steel LLC, 6.63%, 01/31/29 ...... 1,293 1,293,506
Cleveland-Cliffs, Inc., 6.88%, 11/01/29 ...... 149 151,841
Constellium SE
5.63% , 06/15/28 ................... 387 386,418
3.75% , 04/15/29 ................... 1,751 1,666,048
ERO Copper Corp., 6.50%, 02/15/30 ....... 306 304,210
Glencore Funding LLC
4.00% , 03/27/27 ................... 5,621 5,594,261
3.88% , 10/27/27 ................... 691 685,436
4.91% , 04/01/28 ................... 8,185 8,313,890
5.40% , 05/08/28 ................... 2,930 3,009,350
6.13% , 10/06/28 ................... 4,402 4,620,714
5.37% , 04/04/29 ................... 4,183 4,310,149
5.19% , 04/01/30 ................... 4,611 4,750,660
Kaiser Aluminum Corp.
4.63% , 03/01/28 ................... 1,724 1,704,694
4.50% , 06/01/31 ................... 608 573,058
New Gold, Inc., 6.88%, 04/01/32 ......... 383 401,163
Novelis Corp.
4.75% , 01/30/30 ................... 273 263,081
6.88% , 01/30/30 ................... 1,451 1,504,649
41,571,669
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
(a)
Arbor Realty SR, Inc., 7.88%, 07/15/30 ..... 135 141,944
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27 170 165,965
Starwood Property Trust, Inc.
4.38% , 01/15/27 ................... 44 43,622
7.25% , 04/01/29 ................... 203 213,159
6.00% , 04/15/30 ................... 46 46,699
6.50% , 07/01/30 ................... 110 113,778
6.50% , 10/15/30 ................... 558 576,396
1,301,563
Multi-Utilities — 0.4%
Consumers Energy Co.
4.70% , 01/15/30 ................... 363 370,701
4.50% , 01/15/31 ................... 4,475 4,520,724
Dominion Energy, Inc., 5.00%, 06/15/30 ..... 3,165 3,244,777
NiSource, Inc., 5.25%, 03/30/28 .......... 962 986,973
Public Service Enterprise Group, Inc., 4.90%,
03/15/30 ....................... 3,010 3,076,695

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Low Duration Bond Portfolio
84
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Sempra, 3.40%, 02/01/28 .............. USD 6,000 $ 5,886,311
18,086,181
Oil, Gas & Consumable Fuels — 5.3%
Aethon United BR LP, 7.50%, 10/01/29
(a)
..... 227 236,737
Antero Midstream Partners LP
(a)
5.75% , 01/15/28 ................... 48 47,906
5.38% , 06/15/29 ................... 231 230,153
Ascent Resources Utica Holdings LLC, 5.88%,
06/30/29
(a)
...................... 254 253,477
Blue Racer Midstream LLC, 7.00%, 07/15/29
(a)
. 211 218,793
Buckeye Partners LP
(a)
6.88% , 07/01/29 ................... 10 10,364
6.75% , 02/01/30 ................... 40 41,546
Canadian Natural Resources Ltd., 5.00%,
12/15/29
(a)
...................... 3,235 3,306,757
Caturus Energy LLC, 8.50%, 02/15/30
(a)
..... 608 633,031
Cheniere Corpus Christi Holdings LLC
5.13% , 06/30/27 ................... 3,142 3,176,286
3.70% , 11/15/29 ................... 7,260 7,055,579
Cheniere Energy Partners LP
4.50% , 10/01/29 ................... 21,951 21,880,688
3.25% , 01/31/32 ................... 1,333 1,214,379
CITGO Petroleum Corp., 8.38%, 01/15/29
(a)
... 335 348,129
Civitas Resources, Inc.
(a)
8.38% , 07/01/28 ................... 95 98,472
8.75% , 07/01/31 ................... 50 51,226
Comstock Resources, Inc.
(a)
6.75% , 03/01/29 ................... 587 585,771
5.88% , 01/15/30 ................... 8 7,704
CQP Holdco LP, 5.50%, 06/15/31
(a)
........ 750 743,028
Crescent Energy Finance LLC, 7.63%,
04/01/32
(a)
...................... 389 386,313
Diamondback Energy, Inc.
3.50% , 12/01/29 ................... 4,817 4,647,440
5.15% , 01/30/30 ................... 10,344 10,652,978
Enbridge, Inc.
5.25% , 04/05/27 ................... 1,985 2,015,020
3.70% , 07/15/27 ................... 821 814,272
5.30% , 04/05/29 ................... 523 539,967
Energy Transfer LP
4.20% , 04/15/27 ................... 1,344 1,342,223
5.63% , 05/01/27
(a)
.................. 4,911 4,913,184
5.55% , 02/15/28 ................... 2,587 2,662,917
4.95% , 05/15/28 ................... 5,381 5,469,800
6.10% , 12/01/28 ................... 7,120 7,491,615
6.00% , 02/01/29
(a)
.................. 2,011 2,039,605
5.25% , 07/01/29 ................... 3,105 3,195,081
5.20% , 04/01/30 ................... 1,560 1,608,464
EQT Corp.
3.13% , 05/15/26
(a)
.................. 1,078 1,068,122
6.50% , 07/01/27 ................... 1,445 1,479,327
3.90% , 10/01/27 ................... 7,102 7,056,385
5.70% , 04/01/28 ................... 1,078 1,114,242
4.50% , 01/15/29 ................... 2,780 2,780,399
5.00% , 01/15/29 ................... 5,580 5,657,900
6.38% , 04/01/29 ................... 9,805 10,167,653
7.00% , 02/01/30
(c)
.................. 3,875 4,218,881
7.50% , 06/01/30 ................... 9,220 10,170,814
4.75% , 01/15/31 ................... 3,895 3,887,059
Excelerate Energy LP, 8.00%, 05/15/30
(a)
.... 172 183,089
Expand Energy Corp.
5.38% , 02/01/29 ................... 6,898 6,900,126
5.38% , 03/15/30 ................... 7,786 7,916,876
Genesis Energy LP, 7.75%, 02/01/28 ....... 44 44,310
Security
Par (000)
Par (000) Value
Oil, Gas & Consumable Fuels (continued)
Gulfport Energy Operating Corp., 6.75%,
09/01/29
(a)
...................... USD 96 $ 98,515
Hess Midstream Operations LP
(a)
6.50% , 06/01/29 ................... 143 147,481
4.25% , 02/15/30 ................... 95 92,078
Hilcorp Energy I LP
(a)
6.25% , 11/01/28 ................... 120 120,296
5.75% , 02/01/29 ................... 454 447,235
6.00% , 04/15/30 ................... 856 841,232
6.25% , 04/15/32 ................... 36 34,536
ITT Holdings LLC, 6.50%, 08/01/29
(a)
....... 441 433,562
Kinetik Holdings LP, 6.63%, 12/15/28
(a)
...... 36 36,951
Matador Resources Co.
(a)
6.88% , 04/15/28 ................... 120 122,465
6.50% , 04/15/32 ................... 224 226,143
MPLX LP, 4.80%, 02/15/31 ............. 4,110 4,134,806
NGL Energy Operating LLC, 8.13%, 02/15/29
(a)
1,100 1,127,850
Northern Oil & Gas, Inc., 8.13%, 03/01/28
(a)
... 776 786,956
Occidental Petroleum Corp., 5.00%, 08/01/27 . 4,020 4,062,089
PBF Holding Co. LLC, 7.88%, 09/15/30
(a)
.... 63 62,201
Permian Resources Operating LLC
(a)
8.00% , 04/15/27 ................... 163 165,531
5.88% , 07/01/29 ................... 758 761,393
9.88% , 07/15/31 ................... 175 190,364
Petroleos Mexicanos, 7.50%, 03/20/26
(a)
..... 3,800 3,777,200
Prairie Acquiror LP, 9.00%, 08/01/29
(a)
...... 84 87,453
Rockies Express Pipeline LLC, 4.95%,
07/15/29
(a)
...................... 88 87,286
Sabine Pass Liquefaction LLC
5.00% , 03/15/27 ................... 13,171 13,250,643
4.20% , 03/15/28 ................... 8,643 8,633,733
4.50% , 05/15/30 ................... 2,876 2,886,032
Sunoco LP, 5.63%, 03/15/31
(a)
........... 115 114,152
Tallgrass Energy Partners LP
(a)
5.50% , 01/15/28 ................... 141 140,283
7.38% , 02/15/29 ................... 449 462,399
Targa Resources Partners LP
5.00% , 01/15/28 ................... 2,324 2,326,597
5.50% , 03/01/30 ................... 2,875 2,924,392
TGNR Intermediate Holdings LLC, 5.50%,
10/15/29
(a)
...................... 51 49,906
TransCanada PipeLines Ltd.
4.88% , 01/15/26 ................... 186 186,029
4.25% , 05/15/28 ................... 771 771,359
Venture Global LNG, Inc.
(a)
9.50% , 02/01/29 ................... 4,004 4,412,508
7.00% , 01/15/30 ................... 457 472,888
8.38% , 06/01/31 ................... 910 955,473
9.88% , 02/01/32 ................... 354 385,408
Viper Energy Partners LLC, 4.90%, 08/01/30 .. 14,215 14,320,996
Vital Energy, Inc., 9.75%, 10/15/30 ........ 748 780,955
Vnom Sub, Inc., 5.38%, 11/01/27
(a)
........ 4,017 4,017,703
Wildfire Intermediate Holdings LLC, 7.50%,
10/15/29
(a)
...................... 200 202,075
Williams Cos., Inc. (The)
5.30% , 08/15/28 ................... 1,208 1,245,495
4.90% , 03/15/29 ................... 282 287,223
227,233,960
Paper & Forest Products — 0.0%
Magnera Corp., 7.25%, 11/15/31
(a)
........ 83 78,101
Passenger Airlines — 0.3%
American Airlines, Inc.
(a)
5.75% , 04/20/29 ................... 17 17,065
8.50% , 05/15/29 ................... 109 113,704

Schedule of Investments
(continued)
September 30, 2025
BlackRock Low Duration Bond Portfolio
Schedules of Investments
85
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Passenger Airlines (continued)
AS Mileage Plan IP Ltd., 5.02%, 10/20/29
(a)
... USD 7,240 $ 7,243,782
JetBlue Airways Corp., 9.88%, 09/20/31
(a)
.... 182 184,598
OneSky Flight LLC, 8.88%, 12/15/29
(a)
...... 198 208,207
United Airlines Pass-Through Trust
Series 2020-1 , Class B , 4.88% , 01/15/26 ... 285 284,971
Series 2020-1 , Class A , 5.88% , 10/15/27 ... 1,853 1,904,775
United Airlines, Inc., 4.63%, 04/15/29
(a)
...... 1,217 1,198,366
11,155,468
Personal Care Products — 0.0%
Opal Bidco SAS, 6.50%, 03/31/32
(a)
........ 254 260,285
Perrigo Finance Unlimited Co., 6.13%, 09/30/32 455 458,051
718,336
Pharmaceuticals — 0.1%
1261229 BC Ltd., 10.00%, 04/15/32
(a)
...... 3,400 3,485,177
Amneal Pharmaceuticals LLC, 6.88%, 08/01/32
(a)
185 191,329
Bausch Health Cos., Inc., 4.88%, 06/01/28
(a)
.. 13 11,635
Organon & Co., 4.13%, 04/30/28
(a)
........ 200 193,229
Teva Pharmaceutical Finance Netherlands III BV,
3.15%, 10/01/26 .................. 385 377,300
4,258,670
Professional Services — 0.2%
Amentum Holdings, Inc., 7.25%, 08/01/32
(a)
... 437 453,766
CoreLogic, Inc., 4.50%, 05/01/28
(a)
........ 1,694 1,642,506
KBR, Inc., 4.75%, 09/30/28
(a)
............ 16 15,824
Paychex, Inc., 5.10%, 04/15/30 .......... 7,819 8,046,012
10,158,108
Real Estate Management & Development — 0.0%
Anywhere Real Estate Group LLC
(a)
7.00% , 04/15/30 ................... 226 229,134
9.75% , 04/15/30 ................... 223 243,367
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31
(a)
...................... 448 478,160
Fantasia Holdings Group Co. Ltd.
(d)(i)(j)
11.88% , 06/01/24 .................. 667 10,005
9.25% , 07/28/24 ................... 667 10,005
9.88% , 10/19/24 ................... 333 6,868
10.88% , 01/09/25 .................. 1,167 22,756
Five Point Operating Co. LP, 8.00%, 10/01/30
(a)
88 89,300
Howard Hughes Corp. (The)
(a)
5.38% , 08/01/28 ................... 205 204,191
4.38% , 02/01/31 ................... 99 92,819
1,386,605
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(a)
218 214,109
Realty Income Corp.
0.75% , 03/15/26 ................... 536 527,538
4.88% , 06/01/26 ................... 351 352,328
3.00% , 01/15/27 ................... 520 512,674
3.25% , 06/15/29 ................... 3,133 3,035,465
4,642,114
Semiconductors & Semiconductor Equipment — 1.0%
Applied Materials, Inc., 4.00%, 01/15/31 ..... 2,770 2,742,615
Broadcom, Inc.
4.75% , 04/15/29 ................... 365 372,416
5.05% , 07/12/29 ................... 14,483 14,918,733
4.60% , 07/15/30 ................... 7,045 7,151,511
4.20% , 10/15/30 ................... 1,410 1,407,595
4.15% , 11/15/30 ................... 5,081 5,061,011
Foundry JV Holdco LLC, 5.90%, 01/25/30
(a)
... 1,862 1,963,494
Intel Corp.
4.88% , 02/10/28 ................... 1,314 1,333,930
5.13% , 02/10/30 ................... 3,630 3,735,482
Micron Technology, Inc., 5.30%, 01/15/31 .... 4,880 5,049,796
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
NXP BV, 3.40%, 05/01/30 .............. USD 1,011 $ 970,560
44,707,143
Software — 1.9%
AppLovin Corp., 5.13%, 12/01/29 ......... 22,241 22,752,681
Camelot Finance SA, 4.50%, 11/01/26
(a)
..... 41 40,859
Capstone Borrower, Inc., 8.00%, 06/15/30
(a)
... 1,294 1,353,254
Central Parent LLC, 8.00%, 06/15/29
(a)
...... 291 256,445
Central Parent, Inc., 7.25%, 06/15/29
(a)
...... 31 26,693
Clarivate Science Holdings Corp.
(a)
3.88% , 07/01/28 ................... 2,515 2,420,317
4.88% , 07/01/29 ................... 53 50,087
Cloud Software Group, Inc.
(a)
6.50% , 03/31/29 ................... 6,246 6,302,341
8.25% , 06/30/32 ................... 292 309,740
Ellucian Holdings, Inc., 6.50%, 12/01/29
(a)
.... 879 892,992
Fair Isaac Corp., 4.00%, 06/15/28
(a)
........ 200 194,509
Gen Digital, Inc., 6.75%, 09/30/27
(a)
........ 181 183,774
Oracle Corp.
1.65% , 03/25/26 ................... 10,510 10,385,790
2.80% , 04/01/27 ................... 1,870 1,833,408
3.25% , 11/15/27 ................... 3,700 3,635,591
4.20% , 09/27/29 ................... 2,313 2,308,159
2.95% , 04/01/30 ................... 5,300 4,993,845
4.45% , 09/26/30 ................... 3,290 3,288,386
SS&C Technologies, Inc., 5.50%, 09/30/27
(a)
.. 1,308 1,305,740
Synopsys, Inc.
4.65% , 04/01/28 ................... 2,110 2,133,616
4.85% , 04/01/30 ................... 4,031 4,105,859
TER Finance Jersey Ltd., Series 22, 0.00%,
10/02/25
(a) (g)
..................... 6,315 6,313,918
UKG, Inc., 6.88%, 02/01/31
(a)
............ 3,988 4,114,958
VMware LLC
3.90% , 08/21/27 ................... 414 412,470
1.80% , 08/15/28 ................... 758 711,195
Workday, Inc., 3.50%, 04/01/27 .......... 484 479,711
ZoomInfo Technologies LLC, 3.88%, 02/01/29
(a)
191 181,033
80,987,371
Specialized REITs — 1.8%
American Tower Corp.
3.65% , 03/15/27 ................... 10,805 10,724,678
3.55% , 07/15/27 ................... 6,349 6,287,846
3.60% , 01/15/28 ................... 7,543 7,450,449
5.50% , 03/15/28 ................... 844 869,811
5.20% , 02/15/29 ................... 4,529 4,660,286
3.95% , 03/15/29 ................... 1,300 1,286,279
3.80% , 08/15/29 ................... 1,205 1,182,118
2.90% , 01/15/30 ................... 1,275 1,201,740
5.00% , 01/31/30 ................... 900 921,019
4.90% , 03/15/30 ................... 4,420 4,507,254
Crown Castle, Inc.
1.05% , 07/15/26 ................... 3,027 2,951,569
3.65% , 09/01/27 ................... 7,445 7,367,626
Equinix, Inc.
2.90% , 11/18/26 ................... 3,386 3,335,370
1.80% , 07/15/27 ................... 6,942 6,665,237
1.55% , 03/15/28 ................... 3,122 2,935,169
3.20% , 11/18/29 ................... 11,888 11,384,759
2.15% , 07/15/30 ................... 2,196 1,981,503
Iron Mountain, Inc.
(a)
7.00% , 02/15/29 ................... 1,431 1,474,690
5.25% , 07/15/30 ................... 352 348,116
Millrose Properties, Inc.
(a)
6.38% , 08/01/30 ................... 505 513,580
6.25% , 09/15/32 ................... 258 258,674

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Low Duration Bond Portfolio
86
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Specialized REITs (continued)
SBA Communications Corp., 3.13%, 02/01/29 . USD 495 $ 462,979
78,770,752
Specialty Retail — 0.1%
Advance Auto Parts, Inc., 7.00%, 08/01/30
(a)
.. 156 160,501
Asbury Automotive Group, Inc.
4.50% , 03/01/28 ................... 6 5,926
4.75% , 03/01/30 ................... 91 88,627
Carvana Co., 9.00%, (9.00% Cash or 14.00%
PIK), 06/01/31
(a) (h)
................. 1,313 1,486,248
eG Global Finance plc, 12.00%, 11/30/28
(a)
... 487 534,899
Group 1 Automotive, Inc., 6.38%, 01/15/30
(a)
.. 70 71,612
LCM Investments Holdings II LLC, 4.88%,
05/01/29
(a)
...................... 893 874,919
Lithia Motors, Inc., 5.50%, 10/01/30
(a)
....... 162 161,798
Park River Holdings, Inc., 8.00%, 03/15/31
(a)
.. 175 177,218
PetSmart LLC, 7.50%, 09/15/32
(a)
......... 250 250,372
Staples, Inc., 10.75%, 09/01/29
(a)
......... 96 94,922
3,907,042
Technology Hardware, Storage & Peripherals — 0.1%
Dell International LLC, 4.50%, 02/15/31 ..... 2,900 2,893,296
Seagate Data Storage Technology Pte. Ltd.
(a)
8.25% , 12/15/29 ................... 420 444,613
5.88% , 07/15/30 ................... 231 235,023
8.50% , 07/15/31 ................... 245 259,371
3,832,303
Textiles, Apparel & Luxury Goods — 0.0%
(a)
Beach Acquisition Bidco LLC, 5.25%, 07/15/32 . EUR 365 439,277
Crocs, Inc., 4.25%, 03/15/29 ............ USD 122 116,916
Hanesbrands, Inc., 9.00%, 02/15/31 ....... 6 6,350
Levi Strauss & Co.
4.00% , 08/15/30 ................... EUR 115 137,004
3.50% , 03/01/31 ................... USD 121 112,341
811,888
Tobacco — 1.9%
Altria Group, Inc.
2.63% , 09/16/26 ................... 2,202 2,173,874
6.20% , 11/01/28 ................... 6,163 6,508,587
4.80% , 02/14/29 ................... 6,529 6,630,191
3.40% , 05/06/30 ................... 848 813,695
4.50% , 08/06/30 ................... 5,350 5,370,712
BAT Capital Corp.
3.22% , 09/06/26 ................... 3,673 3,644,701
3.56% , 08/15/27 ................... 14,450 14,302,193
2.26% , 03/25/28 ................... 1,562 1,492,661
6.34% , 08/02/30 ................... 4,808 5,190,341
BAT International Finance plc
1.67% , 03/25/26 ................... 317 313,160
4.45% , 03/16/28 ................... 3,019 3,037,207
5.93% , 02/02/29 ................... 7,629 8,011,876
Japan Tobacco, Inc., 4.85%, 05/15/28
(a)
..... 6,700 6,812,250
Philip Morris International, Inc.
4.88% , 02/15/28 ................... 7,387 7,519,892
3.13% , 03/02/28 ................... 1,448 1,417,653
5.13% , 02/15/30 ................... 2,710 2,800,610
4.38% , 04/30/30 ................... 5,130 5,152,824
81,192,427
Trading Companies & Distributors — 0.2%
(a)
FTAI Aviation Investors LLC
5.50% , 05/01/28 ................... 252 252,040
7.88% , 12/01/30 ................... 765 812,925
7.00% , 05/01/31 ................... 2,782 2,910,134
Herc Holdings, Inc.
5.50% , 07/15/27 ................... 250 249,374
Security
Par (000)
Par (000) Value
Trading Companies & Distributors (continued)
6.63% , 06/15/29 ................... USD 705 $ 724,389
7.00% , 06/15/30 ................... 505 524,557
Imola Merger Corp., 4.75%, 05/15/29 ....... 354 344,309
QXO Building Products, Inc., 6.75%, 04/30/32 . 1,484 1,536,528
WESCO Distribution, Inc., 6.63%, 03/15/32 ... 410 426,080
7,780,336
Wireless Telecommunication Services — 1.4%
Connect Finco SARL, 9.00%, 09/15/29
(a)
..... 200 210,281
Digicel International Finance Ltd., 8.63%,
08/01/32
(a)
...................... 988 1,013,639
Maya SAS
(a)
7.00% , 10/15/28 ................... 1,685 1,712,011
8.50% , 04/15/31 ................... 650 697,121
Rogers Communications, Inc.
2.90% , 11/15/26 ................... 1,710 1,683,506
3.20% , 03/15/27 ................... 8,292 8,173,751
5.00% , 02/15/29 ................... 2,918 2,973,694
Sprint LLC, 7.63%, 03/01/26 ............ 5,210 5,221,642
T-Mobile USA, Inc.
1.50% , 02/15/26 ................... 1,316 1,302,316
2.25% , 02/15/26 ................... 8,082 8,018,503
3.75% , 04/15/27 ................... 4,438 4,411,616
4.75% , 02/01/28 ................... 4,511 4,517,791
2.05% , 02/15/28 ................... 5,267 5,021,617
4.95% , 03/15/28 ................... 490 499,402
4.85% , 01/15/29 ................... 922 940,517
2.63% , 02/15/29 ................... 2 1,898
3.88% , 04/15/30 ................... 14,196 13,920,435
Vmed O2 UK Financing I plc, 4.25%, 01/31/31
(a)
200 185,433
60,505,173
Total Corporate Bonds — 47 .9%
(Cost: $ 2,024,256,185 ) ............................ 2,057,141,024
Foreign Agency Obligations
Canada — 0.6%
(a)
OMERS Finance Trust
1.10% , 03/26/26 ................... 7,380 7,276,223
4.38% , 03/20/30 ................... 5,195 5,284,013
Ontario Teachers' Finance Trust , 4.25% ,
04/25/28 ........................ 13,860 14,016,602
26,576,838
Total Foreign Agency Obligations — 0 .6%
(Cost: $ 26,400,986 ) ............................... 26,576,838
Foreign Government Obligations
Australia — 0.9%
Commonwealth of Australia , 1.00% , 12/21/30
(d)
. AUD 68,050 39,191,616
Total Foreign Government Obligations — 0 .9%
(Cost: $ 39,261,925 ) ............................... 39,191,616
Municipal Bonds
Arizona — 0.0%
Maricopa County Industrial Development
Authority , Series 2024 , RB , 7.38% , 10/01/29
(a)
USD 1,270 1,329,858
Massachusetts — 0 .1%
Massachusetts Educational Financing Authority ,
Series 2024A , RB , 6.35% , 07/01/49 ...... 2,035 2,128,828
Total Municipal Bonds — 0 .1%
(Cost: $ 3,305,000 ) ............................... 3,458,686

Schedule of Investments
(continued)
September 30, 2025
BlackRock Low Duration Bond Portfolio
Schedules of Investments
87
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 7.2%
A&D Mortgage Trust, Series 2023-NQM5, Class
A1, 7.05%, 11/25/68
(a) (c)
.............. USD 1,157 $ 1,175,790
ACRA Trust, Series 2024-NQM1, Class A1,
5.61%, 10/25/64
(a) (c)
................. 3,677 3,697,657
Angel Oak Mortgage Trust
(a)(c)
Series 2023-6, Class A1, 6.50%, 12/25/67 .. 1,704 1,721,055
Series 2024-1, Class A1, 5.21%, 08/25/68 .. 5,031 5,029,938
Arroyo Mortgage Trust, Series 2022-2, Class A1,
4.95%, 07/25/57
(a) (c)
................. 3,540 3,527,590
Atlas Funding plc
(b)(d)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.85%),
4.82%, 09/20/61 ................. GBP 439 593,666
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.30%),
5.27%, 09/20/61 ................. 100 135,943
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.55%),
5.52%, 09/20/61 ................. 104 141,098
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.20%),
6.17%, 09/20/61 ................. 100 137,397
Auburn 15 plc, Series 15, Class A2, (Sterling
Overnight Index Average at 0.00% Floor +
1.10%), 5.07%, 07/20/45
(b) (d)
........... 671 906,420
Banc of America Mortgage Trust, Series 2003-J,
Class 2A1, 5.76%, 11/25/33
(b)
.......... USD 100 88,445
Barclays Mortgage Loan Trust
(a)(c)
Series 2024-NQM1, Class A1, 5.90%,
01/25/64 ...................... 3,625 3,650,971
Series 2025-NQM3, Class A1, 5.64%,
05/25/65 ...................... 2,680 2,703,703
Barley Hill No. 2 plc, Series 2, Class C, (Sterling
Overnight Index Average + 1.70%), 5.67%,
08/27/58
(b) (d)
...................... GBP 520 700,521
Bear Stearns ARM Trust, Series 2004-5, Class
2A, 4.19%, 07/25/34
(b)
............... USD 146 137,758
Bletchley Park Funding plc, Series 2025-1, Class
B, (Sterling Overnight Index Average at 0.00%
Floor + 1.20%), 5.17%, 01/27/70
(b) (d)
...... GBP 416 563,111
Braccan Mortgage Funding plc
(b)(d)
Series 2025-1X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.84%),
4.83%, 05/17/67 ................. 1,049 1,417,103
Series 2025-1X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.10%),
5.09%, 05/17/67 ................. 215 291,274
BRAVO Residential Funding Trust
(a)(c)
Series 2023-NQM6, Class A1, 6.60%,
09/25/63 ...................... USD 3,079 3,106,726
Series 2023-NQM6, Class A3, 7.06%,
09/25/63 ...................... 2,008 2,028,029
Series 2025-NQM3, Class A1, 5.57%,
03/25/65 ...................... 1,171 1,180,840
Canada Square Funding plc
(b)(d)
Series 2021-2, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
5.57%, 06/17/58 ................. GBP 102 137,359
Series 6, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 1.45%), 5.45%,
01/17/59 ...................... 318 429,715
Series 6, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 1.85%), 5.85%,
01/17/59 ...................... 178 239,965
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Castell plc, Series 2025-1, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
0.97%), 4.94%, 01/27/62
(b) (d)
........... GBP 879 $ 1,189,043
Chase Home Lending Mortgage Trust
(a)(b)
Series 2019-ATR2, Class A11, (1-mo. CME
Term SOFR at 0.00% Floor and 6.50%
Cap + 1.01%), 5.17%, 07/25/49 ....... USD 560 532,624
Series 2025-2, Class A11, (SOFR 30 day
Average at 0.00% Floor and 7.50% Cap +
1.20%), 5.56%, 12/25/55 ........... 3,107 3,094,546
Series 2025-3, Class A11, (SOFR 30 day
Average at 0.00% Floor and 7.50% Cap +
1.30%), 5.66%, 02/25/56 ........... 5,054 5,054,311
Series 2025-5, Class A11, (SOFR 30 day
Average at 0.00% Floor and 7.50% Cap +
1.50%), 5.86%, 04/25/56 ........... 6,453 6,495,247
CHL Mortgage Pass-Through Trust
Series 2005-17, Class 1A6, 5.50%, 09/25/35 162 161,833
Series 2005-HYB8, Class 2A1, 4.35%,
12/20/35
(b)
..................... 422 383,903
CIM Trust, Series 2021-R6, Class A1, 1.42%,
07/25/61
(a) (b)
...................... 2,899 2,622,559
Citadel plc
(b)(d)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.02%),
4.99%, 04/28/60 ................. GBP 731 987,521
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.45%),
5.42%, 04/28/60 ................. 100 135,944
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.75%),
5.72%, 04/28/60 ................. 100 135,635
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.45%),
6.42%, 04/28/60 ................. 100 136,807
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.75%),
7.72%, 04/28/60 ................. 100 136,770
COLT Mortgage Loan Trust
(a)
Series 2022-3, Class A1, 3.90%, 02/25/67
(b)
. USD 2,027 1,995,343
Series 2023-1, Class A1, 6.05%, 04/25/68
(c)
. 1,994 2,000,040
Series 2025-4, Class A1, 5.79%, 04/25/70
(c)
. 4,374 4,430,020
Credit Suisse Mortgage Capital Certificates,
Series 2022-ATH1, Class A1A, 2.87%,
01/25/67
(a) (b)
...................... 4,536 4,409,978
Cross Mortgage Trust, Series 2025-H3, Class A1,
5.88%, 04/25/70
(a) (b)
................. 6,167 6,249,950
CSMC Trust
(a)(b)
Series 2013-HYB1, Class B4, 5.90%,
04/25/43 ...................... 171 170,188
Series 2015-1, Class A1, 2.50%, 01/25/45 .. 4,437 3,907,806
Series 2017-RPL1, Class A1, 2.75%, 07/25/57 304 297,462
Dilosk Rmbs No. 8 Sts DAC
(b)(d)
Series 8-STS, Class A, (3-mo. EURIBOR at
0.00% Floor + 0.65%), 2.68%, 05/20/62 . EUR 426 500,553
Series 8-STS, Class B, (3-mo. EURIBOR at
0.00% Floor + 0.90%), 2.93%, 05/20/62 . 131 153,203
Dilosk Rmbs No. 9 Dac, Series 9, Class A, (3-mo.
EURIBOR at 0.00% Floor + 0.68%), 2.62%,
01/25/63
(b) (d)
...................... 256 300,604
Domi BV, Series 2025-1, Class A, (3-mo.
EURIBOR at 0.00% Floor + 0.71%), 2.74%,
04/16/57
(b) (d)
...................... 1,528 1,796,636
Driver Australia Ten, Series 10, Class B, (1-mo.
ASX Australia Bank Bill Short Term Rates Mid
at 0.00% Floor + 1.50%), 5.03%, 02/21/33
(b) (d)
AUD 100 66,580

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Low Duration Bond Portfolio
88
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Dutch Property Finance BV
(b)(d)
Series 2021-1, Class B, (3-mo. EURIBOR at
0.00% Floor + 1.10%), 3.05%, 07/28/58 . EUR 740 $ 868,940
Series 2021-2, Class B, (3-mo. EURIBOR at
0.00% Floor + 0.80%), 2.75%, 04/28/59 . 820 962,204
Series 2021-2, Class C, (3-mo. EURIBOR at
0.00% Floor + 1.05%), 3.00%, 04/28/59 . 503 590,043
Series 2023-1, Class A, (3-mo. EURIBOR at
0.00% Floor + 0.90%), 2.85%, 04/28/64 . 2,852 3,362,916
East One plc
(b)(d)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.37%, 12/27/55 ................. GBP 317 428,975
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
5.67%, 12/27/55 ................. 231 312,422
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 2.00%),
5.97%, 12/27/55 ................. 375 508,250
Edenbrook Mortgage Funding plc
(b)(d)
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.95%),
5.92%, 03/22/57 ................. 330 451,472
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.55%),
6.52%, 03/22/57 ................. 191 261,989
Ellington Financial Mortgage Trust
(a)(c)
Series 2025-CES2, Class A1A, 5.65%,
02/25/60 ...................... USD 6,011 6,073,048
Series 2025-NQM3, Class A1, 5.49%,
08/25/70 ...................... 5,994 6,043,243
Elstree Funding, Series 251-1ST, Class A,
(Sterling Overnight Index Average at 0.00%
Floor + 0.72%), 4.69%, 01/21/65
(b) (d)
...... GBP 1,259 1,695,883
Elstree Funding No. 4 plc, Series 4, Class A,
(Sterling Overnight Index Average at 0.00%
Floor + 1.12%), 5.09%, 10/21/55
(b) (d)
...... 324 439,101
Exmoor Funding plc
(b)(d)
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.88%),
4.85%, 03/25/94 ................. 421 568,142
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.87%, 03/25/94 ................. 112 152,155
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.80%),
6.77%, 03/25/94 ................. 100 136,580
Finsbury Square Green plc, Series 2021-1GRX,
Class C, (Sterling Overnight Index Average at
0.00% Floor + 1.25%), 5.22%, 12/16/67
(b) (d)
. 1,045 1,409,817
Finsbury Square plc
(b)(d)
Series 2021-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.37%, 12/16/71 ................. 371 500,075
Series 2021-2X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
5.67%, 12/16/71 ................. 200 268,447
Firstmac Mortgage Funding Trust, Series 2024-4,
Class A1, (1-mo. ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor + 1.08%),
4.62%, 02/18/56
(b) (d)
................. AUD 3,455 2,292,884
Flagstar Mortgage Trust, Series 2018-2, Class
A4, 3.50%, 04/25/48
(a) (b)
.............. USD 1,042 1,009,564
Frontier Mortgage Funding plc, Series 2025-1,
Class B, (Sterling Overnight Index Average at
0.00% Floor + 1.00%), 4.97%, 12/20/66
(b) (d)
. GBP 1,493 2,008,237
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Gemgarto plc, Series 2021-1X, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
1.95%), 5.92%, 12/16/67
(b) (d)
........... GBP 218 $ 293,698
GS Mortgage-Backed Securities Corp.
Trust, Series 2019-PJ1, Class B1, 4.02%,
08/25/49
(a) (b)
...................... USD 1,329 1,297,688
Harben Finance
(b)(d)
Series 2017-1RX, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.15%),
5.12%, 09/28/55 ................. GBP 741 994,218
Series 2017-1RX, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.47%, 09/28/55 ................. 441 590,018
Holmes Master Issuer plc, Series 2025-1, Class
A1, (Sterling Overnight Index Average at
0.00% Floor + 0.53%), 4.53%, 10/15/72
(b) (d)
. 2,995 4,035,907
Homes Trust
(a)(c)
Series 2023-NQM1, Class A1, 6.18%,
01/25/68 ...................... USD 1,951 1,951,069
Series 2023-NQM2, Class A1, 6.46%,
02/25/68 ...................... 1,689 1,698,264
Series 2024-NQM2, Class A1, 5.72%,
10/25/69 ...................... 4,635 4,679,060
Homeward Opportunities Fund I Trust, Series
2020-2, Class A3, 3.20%, 05/25/65
(a) (b)
.... 1,166 1,157,538
Homeward Opportunities Fund Trust, Series
2022-1, Class A1, 5.08%, 07/25/67
(a) (c)
..... 1,483 1,480,730
Hops Hill No. 4 plc
(b)(d)
Series 4, Class A, (Sterling Overnight Index
Average at 0.00% Floor + 0.88%), 4.85%,
04/21/56 ...................... GBP 581 785,508
Series 4, Class B, (Sterling Overnight Index
Average at 0.00% Floor + 1.30%), 5.27%,
04/21/56 ...................... 265 359,880
Series 4, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 1.70%), 5.67%,
04/21/56 ...................... 214 291,029
Series 4, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 2.30%), 6.27%,
04/21/56 ...................... 215 294,642
Hops Hill No. 5 plc, Series 5, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
1.45%), 5.45%, 06/21/56
(b) (d)
........... 100 134,867
J.P. Morgan Mortgage Trust
(a)(b)
Series 2020-LTV1, Class A11, (1-mo. CME
Term SOFR at 0.00% Floor and 6.00%
Cap + 1.11%), 5.44%, 06/25/50 ....... USD 102 101,485
Series 2021-3, Class A12, 5.50%, 07/25/51 . 7,038 7,122,775
Series 2021-6, Class A12, 5.00%, 10/25/51 . 7,042 6,901,664
Series 2021-7, Class A12, 5.00%, 11/25/51 . 3,998 3,939,163
Series 2023-DSC1, Class A1, 4.62%,
07/25/63 ...................... 4,034 3,961,508
Series 2024-2, Class A3, 6.00%, 08/25/54 .. 1,449 1,468,935
Series 2025-VIS3, Class A1, 5.06%, 02/25/66 3,060 3,059,983
Jubilee Place BV
(b)(d)
Series 7, Class A, (3-mo. EURIBOR at 0.00%
Floor + 0.72%), 2.75%, 09/18/62 ...... EUR 1,332 1,568,698
Series 7, Class B, (3-mo. EURIBOR at 0.00%
Floor + 1.05%), 3.08%, 09/18/62 ...... 310 363,977
Jupiter Mortgage No. 1 plc
(b)(d)
Series 1X, Class AR, (Sterling Overnight
Index Average at 0.00% Floor + 1.00%),
5.00%, 07/20/55 ................. GBP 510 688,592
Series 1X, Class BR, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
5.70%, 07/20/55 ................. 1,362 1,846,481

Schedule of Investments
(continued)
September 30, 2025
BlackRock Low Duration Bond Portfolio
Schedules of Investments
89
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 1X, Class CR, (Sterling Overnight
Index Average at 0.00% Floor + 2.25%),
6.25%, 07/20/55 ................. GBP 430 $ 586,679
Series 1X, Class DR, (Sterling Overnight
Index Average at 0.00% Floor + 3.00%),
7.00%, 07/20/55 ................. 293 398,856
La Trobe Financial Capital Markets Trust
(b)
Series 2024-3, Class A1L, (1-mo. ASX
Australia Bank Bill Short Term Rates Mid at
0.00% Floor + 1.30%), 4.84%, 11/13/55
(d)
AUD 796 528,925
Series 2025-1, Class A1L, (1-mo. ASX
Australia Bank Bill Short Term Rates Mid at
0.00% Floor + 1.05%), 4.59%, 05/15/57 . 2,488 1,644,397
Lanark Master Issuer plc, Series 2025-1X, Class
1A, (Sterling Overnight Index Average at
0.00% Floor + 0.47%), 4.45%, 12/22/69
(b) (d)
. GBP 1,041 1,401,372
Lanebrook Mortgage Transaction plc
(b)(d)
Series 2021-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.25%),
5.25%, 07/20/58 ................. 158 212,815
Series 2024-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.80%),
4.77%, 03/15/61 ................. 290 390,776
Liberty, Series 2025-1, Class A1B, (1-mo. ASX
Australia Bank Bill Short Term Rates Mid at
0.00% Floor + 1.10%), 4.65%, 09/25/56
(b) (d)
. AUD 500 331,584
London Bridge Mortgages plc, Series 2025-1,
Class B, (Sterling Overnight Index Average at
0.00% Floor + 1.05%), 5.02%, 03/20/67
(b) (d)
. GBP 356 482,027
MFA Trust
(a)(c)
Series 2023-INV2, Class A1, 6.77%, 10/25/58 USD 1,551 1,568,126
Series 2023-NQM3, Class A1, 6.62%,
07/25/68 ...................... 3,871 3,907,411
Series 2023-NQM4, Class A1, 6.10%,
12/25/68 ...................... 5,494 5,540,852
Mill City Mortgage Loan Trust
(a)(b)
Series 2018-1, Class A1, 3.25%, 05/25/62 .. 690 684,755
Series 2018-3, Class A1, 3.50%, 08/25/58 .. 1,142 1,127,616
Miltonia Mortgage Finance SRL, Series 1, Class
B, (3-mo. EURIBOR at 0.00% Floor + 1.30%),
3.25%, 04/28/62
(b) (d)
................. EUR 355 416,897
Molossus Btl plc, Series 2024-1, Class A,
(Sterling Overnight Index Average at 0.00%
Floor + 0.95%), 4.95%, 04/18/61
(b) (d)
...... GBP 586 789,985
Morgan Stanley Residential Mortgage Loan
Trust
(a)
Series 2025-DSC1, Class A1, 5.56%,
03/25/70
(c)
..................... USD 4,038 4,073,042
Series 2025-HX1, Class A1, 5.96%,
03/25/70
(b)
..................... 2,831 2,869,388
Series 2025-NQM7, Class A1, 4.98%,
09/25/70
(c)
..................... 4,300 4,300,140
Mortgage House RMBS Prime, Series 2024-2,
Class A1L, (1-mo. ASX Australia Bank Bill
Short Term Rates Mid at 0.00% Floor +
1.10%), 4.64%, 05/13/57
(b) (d)
........... AUD 961 638,089
MortgageIT Trust, Series 2004-1, Class A1,
(1-mo. CME Term SOFR at 0.78% Floor and
11.50% Cap + 0.89%), 5.05%, 11/25/34
(b)
.. USD 298 289,472
Mortimer BTL plc, Series 2021-1, Class C,
(Sterling Overnight Index Average at 0.00%
Floor + 1.45%), 5.42%, 06/23/53
(b) (d)
...... GBP 111 149,605
New Residential Mortgage Loan Trust
(a)
Series 2016-3A, Class A1B, 3.25%,
09/25/56
(b)
..................... USD 771 731,454
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2018-1A, Class A1A, 4.00%,
12/25/57
(b)
..................... USD 2,718 $ 2,657,469
Series 2020-1A, Class A1B, 3.50%,
10/25/59
(b)
..................... 6,657 6,273,788
Series 2024-NQM1, Class A1, 6.13%,
03/25/64
(c)
..................... 3,205 3,236,804
OAK NO 5 plc, Series 5, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
0.51%), 4.51%, 07/28/72
(b) (d)
........... GBP 1,259 1,697,399
OBX Trust
(a)(c)
Series 2022-NQM9, Class A1B, 6.45%,
09/25/62 ...................... USD 1,837 1,832,105
Series 2023-NQM4, Class A1, 6.11%,
03/25/63 ...................... 7,512 7,540,097
Series 2023-NQM5, Class A1A, 6.57%,
06/25/63 ...................... 2,061 2,076,369
Series 2023-NQM6, Class A1, 6.52%,
07/25/63 ...................... 4,400 4,436,649
Permanent Master Issuer plc, Series 2024-1X,
Class 1A1, (Sterling Overnight Index Average
at 0.00% Floor + 0.55%), 4.55%, 07/15/73
(b) (d)
GBP 876 1,182,031
Pierpont BTL plc
(b)(d)
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.20%),
6.17%, 09/21/61 ................. 100 137,096
Series 2025-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.80%),
4.77%, 03/21/62 ................. 640 864,623
Series 2025-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.05%),
5.02%, 03/21/62 ................. 336 455,024
PMF plc, Series 2024-1, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
0.98%), 4.95%, 07/16/60
(b) (d)
........... 429 579,930
Polaris plc
(b)(d)
Series 2022-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 3.40%),
7.37%, 10/23/59 ................. 538 723,758
Series 2024-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.35%),
5.32%, 02/26/61 ................. 421 570,639
Series 2024-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
5.67%, 02/26/61 ................. 144 194,958
Series 2024-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.70%),
6.67%, 02/26/61 ................. 105 143,653
Series 2024-1, Class E, (Sterling Overnight
Index Average at 0.00% Floor + 4.00%),
7.97%, 02/26/61 ................. 100 137,821
Series 2025-1, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.82%),
4.79%, 02/26/68 ................. 2,121 2,863,197
Series 2025-1, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.05%),
5.02%, 02/26/68 ................. 487 656,145
Series 2025-2, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.05%),
5.02%, 08/25/68 ................. 206 277,390
PRET Trust, Series 2025-RPL2, Class A1,
4.00%, 08/25/64
(a) (c)
................. USD 783 758,375
PRKCM Trust, Series 2023-AFC1, Class A1,
6.60%, 02/25/58
(a) (c)
................. 2,508 2,510,934
Provident Funding Mortgage Trust, Series 2021-
INV2, Class 1A3, 2.50%, 11/25/51
(a) (b)
..... 2,338 2,074,898

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Low Duration Bond Portfolio
90
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
PRPM LLC, Series 2024-RCF1, Class A1,
4.00%, 01/25/54
(a) (c)
................. USD 957 $ 942,948
PRPM Trust, Series 2025-NQM2, Class A1,
5.69%, 04/25/70
(a) (c)
................. 4,346 4,386,062
Residential Mortgage Loan Trust, Series 2019-3,
Class M1, 3.26%, 09/25/59
(a) (b)
.......... 3,039 3,007,605
RESIMAC Premier, Series 2024-2, Class A2,
(1-mo. ASX Australia Bank Bill Short Term
Rates Mid at 0.00% Floor + 1.10%), 4.65%,
02/12/56
(b) (d)
...................... AUD 441 292,834
RMAC Securities No.1 plc, Series 2007-NS1X,
Class A2A, (Sterling Overnight Index Average
at 0.00% Floor + 0.27%), 4.24%, 06/12/44
(b) (d)
GBP 202 267,140
Santander Mortgage Asset Receivable Trust,
Series 2025-NQM5, Class A1, 5.07%,
08/25/65
(a) (b)
...................... USD 5,280 5,279,951
SAPPHIRE XXXII TRUST, Series 2025-1, Class
A1L, (1-mo. ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor + 1.10%),
4.64%, 06/14/66
(b) (d)
................. AUD 6,040 4,003,742
Sequoia Mortgage Trust
(a)(b)
Series 2017-CH1, Class A2, 3.50%, 08/25/47 USD 123 113,507
Series 2024-HYB1, Class A1A, 4.44%,
11/25/63 ...................... 3,592 3,616,190
SG Residential Mortgage Trust, Series 2022-2,
Class A1, 5.35%, 08/25/62
(a) (c)
.......... 752 752,123
Silverstone Master Issuer plc, Series 2023-1,
Class 2A, (Sterling Overnight Index Average
at 0.00% Floor + 0.50%), 4.50%, 01/21/70
(b) (d)
GBP 635 855,983
Starwood Mortgage Residential Trust, Series
2020-INV1, Class A1, 1.03%, 11/25/55
(a) (b)
.. USD 962 914,380
Stratton Mortgage Funding plc
(b)(d)
Series 2024-2X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 0.90%),
4.87%, 06/28/50 ................. GBP 384 517,476
Series 2024-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.35%),
5.32%, 06/28/50 ................. 315 423,809
Series 2024-2X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.47%, 06/28/50 ................. 242 325,187
Series 2024-3, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.35%),
5.32%, 06/25/49 ................. 459 617,509
Series 2024-3, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.47%, 06/25/49 ................. 100 134,576
Structured Adjustable Rate Mortgage Loan
Trust, Series 2004-13, Class A2, (1-mo. CME
Term SOFR at 0.30% Floor + 0.41%), 4.57%,
09/25/34
(b)
....................... USD 387 359,810
Together Asset-Backed Securitisation plc
(b)(d)
Series 2021-1ST1, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
1.25%), 5.25%, 07/12/63 ........... GBP 108 145,249
Series 2024-1ST1X, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
0.95%), 4.92%, 08/15/64 ........... 404 546,718
Series 2024-2ND1X, Class B, (Sterling
Overnight Index Average at 0.00% Floor +
1.70%), 5.67%, 08/20/55 ........... 156 211,903
Series 2024-2ND1X, Class C, (Sterling
Overnight Index Average at 0.00% Floor +
2.50%), 6.47%, 08/20/55 ........... 103 139,695
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 2024-2ND1X, Class D, (Sterling
Overnight Index Average at 0.00% Floor +
3.50%), 7.47%, 08/20/55 ........... GBP 119 $ 163,161
Series 2025-2ND1X, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
0.93%), 4.91%, 09/12/56 ........... 958 1,294,281
Series 2025-2ND1X, Class B, (Sterling
Overnight Index Average at 0.00% Floor +
1.20%), 5.18%, 09/12/56 ........... 500 674,060
Series 2025-CRE1, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
1.20%), 5.17%, 01/15/57 ........... 3,611 4,887,613
Towd Point Mortgage Trust
(a)
Series 2015-1, Class A5, 4.60%, 10/25/53
(b)
. USD 2,561 2,550,236
Series 2016-2, Class M1, 3.00%, 08/25/55
(b)
1,576 1,556,152
Series 2017-4, Class A1, 2.75%, 06/25/57
(b)
. 4,699 4,602,984
Series 2017-6, Class A1, 2.75%, 10/25/57
(b)
. 3,123 3,074,536
Series 2018-1, Class A1, 3.00%, 01/25/58
(b)
. 1,198 1,186,916
Series 2018-2, Class A1, 3.25%, 03/25/58
(b)
. 1,549 1,532,389
Series 2018-6, Class A1A, 3.75%, 03/25/58
(b)
2,189 2,173,517
Series 2020-4, Class A1, 1.75%, 10/25/60 .. 689 628,051
Series 2022-1, Class A1, 3.75%, 07/25/62
(b)
. 1,405 1,348,301
Tower Bridge Funding plc
(b)(d)
Series 2024-1X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 3.00%),
7.00%, 01/20/66 ................. GBP 154 208,363
Series 2024-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 4.00%),
8.00%, 01/20/66 ................. 156 211,503
Series 2024-2X, Class B, (Sterling Overnight
Index Average at 0.00% Floor + 1.20%),
5.19%, 05/20/66 ................. 100 135,016
Series 2024-3X, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.40%),
5.37%, 12/20/66 ................. 100 134,895
Series 2024-3X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.90%),
5.87%, 12/20/66 ................. 100 135,109
Trinity Square plc, Series 2021-1X, Class AR,
(Sterling Overnight Index Average + 0.90%),
4.90%, 07/15/59
(b) (d)
................. 578 779,252
Twin Bridges plc
(b)(d)
Series 2021-1, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.60%),
5.58%, 03/12/55 ................. 436 588,177
Series 2021-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 2.10%),
6.08%, 03/12/55 ................. 220 296,858
Series 2021-2, Class C, (Sterling Overnight
Index Average at 0.00% Floor + 1.15%),
5.13%, 09/12/55 ................. 435 585,052
Series 2021-2, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.50%),
5.48%, 09/12/55 ................. 187 251,176
Series 2022-1, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 1.70%),
5.68%, 12/12/55 ................. 365 491,647
UWM Mortgage Trust, Series 2021-INV5, Class
A10, 5.00%, 01/25/52
(a) (b)
............. USD 4,386 4,313,624
Verus Securitization Trust
(a)(c)
Series 2022-INV2, Class A1, 6.79%, 10/25/67 3,182 3,170,470
Series 2023-2, Class A1, 6.19%, 03/25/68 .. 1,074 1,076,198
Series 2024-INV1, Class A3, 6.47%, 03/25/69 1,722 1,742,529
Walsh Acceptance, Series 1997-2, Class A,
(1-mo. CME Term SOFR at 2.00% Floor +
2.11%), 6.44%, 03/01/27
(a) (b)
........... 1 603

Schedule of Investments
(continued)
September 30, 2025
BlackRock Low Duration Bond Portfolio
Schedules of Investments
91
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Wells Fargo Mortgage Backed Securities Trust
(a)
(b)
Series 2019-4, Class A2, 3.00%, 09/25/49 .. USD 627 $ 547,418
Series 2020-RR1, Class A1, 3.00%, 05/25/50 1,136 983,868
Winchester 1 plc
(b)(d)
Series 1, Class C, (Sterling Overnight Index
Average at 0.00% Floor + 1.55%), 5.55%,
10/21/56 ...................... GBP 100 135,550
Series 1, Class D, (Sterling Overnight Index
Average at 0.00% Floor + 2.00%), 6.00%,
10/21/56 ...................... 100 135,975
308,894,236
Commercial Mortgage-Backed Securities — 8.1%
1345T
(a)(b)
Series 2025-AOA, Class A, (1-mo. CME Term
SOFR at 1.60% Floor + 1.60%), 5.75%,
06/15/42 ...................... USD 2,700 2,706,750
Series 2025-AOA, Class B, (1-mo. CME Term
SOFR at 2.00% Floor + 2.00%), 6.15%,
06/15/42 ...................... 1,497 1,500,705
ALA Trust
(a)(b)
Series 2025-OANA, Class A, (1-mo. CME
Term SOFR at 1.74% Floor + 1.74%),
5.89%, 06/15/40 ................. 2,991 3,005,955
Series 2025-OANA, Class D, (1-mo. CME
Term SOFR at 3.09% Floor + 3.09%),
7.24%, 06/15/40 ................. 601 606,989
Alen Mortgage Trust, Series 2021-ACEN, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 5.42%, 04/15/34
(a) (b)
........... 5,530 5,357,187
ARES Trust, Series 2025-IND3, Class A, (1-mo.
CME Term SOFR at 1.50% Floor + 1.50%),
5.65%, 04/15/42
(a) (b)
................. 2,867 2,867,000
BANK
Series 2018-BN14, Class A2, 4.13%, 09/15/60 2,082 2,065,074
Series 2019-BN16, Class A2, 3.93%, 02/15/52 4,903 4,862,798
Series 2019-BN18, Class A2, 3.47%, 05/15/62 15,479 15,261,588
BANK5, Series 2024-5YR10, Class A3, 5.30%,
10/15/57 ........................ 8,500 8,760,021
BAY Mortgage Trust, Series 2025-LIVN, Class
A, (1-mo. CME Term SOFR at 1.80% Floor +
1.80%), 5.95%, 05/15/35
(a) (b)
........... 4,147 4,157,801
BBCMS Mortgage Trust
Series 2018-TALL, Class A, (1-mo. CME Term
SOFR at 0.87% Floor + 0.92%), 5.07%,
03/15/37
(a) (b)
.................... 1,324 1,254,545
Series 2024-5C31, Class A3, 5.61%, 12/15/57 1,205 1,257,171
Series 2025-C35, Class D, 4.50%, 07/15/58
(a)
1,586 1,292,933
BFLD Commercial Mortgage Trust
(a)(b)
Series 2024-UNIV, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.64%,
11/15/41 ...................... 1,030 1,032,253
Series 2024-UNIV, Class B, (1-mo. CME Term
SOFR at 1.84% Floor + 1.84%), 5.99%,
11/15/41 ...................... 760 761,425
Series 2025-5MW, Class D, 6.37%, 10/10/42 2,178 2,175,222
BFLD Mortgage Trust, Series 2024-WRHS, Class
A, (1-mo. CME Term SOFR at 1.49% Floor +
1.49%), 5.64%, 08/15/26
(a) (b)
........... 3,068 3,068,360
BFLD Trust
(a)(b)
Series 2025-EWEST, Class B, (1-mo. CME
Term SOFR at 1.90% Floor + 1.90%),
6.05%, 06/15/42 ................. 2,640 2,650,827
Series 2025-FPM, Class A, 5.01%, 10/10/30 1,756 1,768,857
Series 2025-FPM, Class B, 5.59%, 10/10/30 2,961 2,977,730
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
BHMS Commercial Mortgage Trust, Series 2025-
ATLS, Class A, (1-mo. CME Term SOFR at
1.85% Floor + 1.85%), 6.00%, 08/15/42
(a) (b)
. USD 2,946 $ 2,954,303
BLP Commercial Mortgage Trust, Series 2024-
IND2, Class D, (1-mo. CME Term SOFR at
2.59% Floor + 2.59%), 6.74%, 03/15/41
(a) (b)
. 569 568,585
BMO Mortgage Trust
Series 2024-5C8, Class A3, 5.63%, 12/15/57
(b)
4,710 4,908,481
Series 2025-5C9, Class AS, 6.16%,
04/15/58
(b)
..................... 1,483 1,558,297
Series 2025-C11, Class A5, 5.69%, 02/15/58 2,093 2,219,656
Series 2025-C11, Class ASB, 5.68%, 02/15/58 1,798 1,911,518
BPR Mortgage Trust, Series 2025-ALDR, Class
A, 5.67%, 06/05/42
(a)
................ 2,555 2,633,807
BSTN Commercial Mortgage Trust
(a)(b)
Series 2025-1C, Class A, 5.55%, 06/15/44 .. 2,145 2,201,239
Series 2025-HUB, Class A, 1.00%, 04/13/41 1,625 1,625,000
BWAY Trust, Series 2025-1535, Class A, 6.52%,
05/05/42
(a) (b)
...................... 2,628 2,724,365
BX Commercial Mortgage Trust
(a)(b)
Series 2022-AHP, Class A, (1-mo. CME Term
SOFR at 0.99% Floor + 0.99%), 5.14%,
01/17/39 ...................... 2,200 2,198,625
Series 2024-AIRC, Class A, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.84%,
08/15/39 ...................... 3,370 3,376,622
Series 2024-AIRC, Class B, (1-mo. CME Term
SOFR at 2.14% Floor + 2.14%), 6.29%,
08/15/39 ...................... 3,422 3,431,417
Series 2024-BRBK, Class A, (1-mo. CME
Term SOFR at 2.88% Floor + 2.88%),
7.03%, 10/15/41 ................. 2,232 2,244,170
Series 2024-GPA3, Class A, (1-mo. CME
Term SOFR at 1.29% Floor + 1.29%),
5.44%, 12/15/39 ................. 1,854 1,858,744
Series 2024-MF, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.59%,
02/15/39 ...................... 1,926 1,927,068
Series 2024-MF, Class B, (1-mo. CME Term
SOFR at 1.69% Floor + 1.69%), 5.84%,
02/15/39 ...................... 1,470 1,471,692
Series 2024-XL4, Class A, (1-mo. CME Term
SOFR at 1.44% Floor + 1.44%), 5.59%,
02/15/39 ...................... 3,777 3,780,644
BX Trust
(a)(b)
Series 2021-VIEW, Class A, (1-mo. CME Term
SOFR at 1.28% Floor + 1.39%), 5.54%,
06/15/36 ...................... 3,450 3,442,453
Series 2024-BIO, Class A, (1-mo. CME Term
SOFR + 1.64%), 5.79%, 02/15/41 ..... 6,073 6,063,511
Series 2024-CNYN, Class A, (1-mo. CME
Term SOFR at 1.44% Floor + 1.44%),
5.59%, 04/15/41 ................. 2,230 2,235,515
Series 2024-PAT, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 6.24%,
03/15/41 ...................... 2,950 2,950,922
Series 2024-PAT, Class B, (1-mo. CME Term
SOFR at 3.04% Floor + 3.04%), 7.19%,
03/15/41 ...................... 1,190 1,189,997
Series 2024-VLT4, Class A, (1-mo. CME Term
SOFR at 1.49% Floor + 1.49%), 5.64%,
06/15/41 ...................... 3,830 3,832,394
Series 2025-LIFE, Class A, 5.88%, 06/13/47 4,788 4,931,215
Series 2025-LUNR, Class A, (1-mo. CME
Term SOFR at 1.50% Floor + 1.50%),
5.65%, 06/15/40 ................. 7,329 7,343,075

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Low Duration Bond Portfolio
92
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Cassia SRL
(b)(d)
Series 2022-1X, Class A, (3-mo. EURIBOR at
2.50% Floor + 2.50%), 4.53%, 05/22/34 . EUR 4,352 $ 5,114,119
Series 2022-1X, Class B, (3-mo. EURIBOR at
3.50% Floor + 3.50%), 5.53%, 05/22/34 . 2,110 2,471,109
CD Mortgage Trust, Series 2017-CD5, Class A4,
3.43%, 08/15/50 ................... USD 2,635 2,588,383
CFCRE Commercial Mortgage Trust, Series
2016-C4, Class A4, 3.28%, 05/10/58 ...... 3,056 3,042,166
Citigroup Commercial Mortgage Trust
Series 2015-GC31, Class A4, 3.76%,
06/10/48 ...................... 1,487 1,460,636
Series 2016-C1, Class A3, 2.94%, 05/10/49 . 453 450,715
COMM Mortgage Trust, Series 2025-167G, Class
B, 5.93%, 08/10/40
(a)
................ 1,085 1,088,980
Commercial Mortgage Trust
(a)
Series 2024-WCL1, Class A, (1-mo. CME
Term SOFR at 1.84% Floor + 1.84%),
5.99%, 06/15/41
(b)
................ 8,130 8,107,134
Series 2025-167G, Class A, 5.50%, 08/10/40 2,477 2,486,202
CONE Trust, Series 2024-DFW1, Class A, (1-mo.
CME Term SOFR at 1.64% Floor + 1.64%),
5.79%, 08/15/41
(a) (b)
................. 2,080 2,078,352
CSMC Trust, Series 2021-BHAR, Class C, (1-mo.
CME Term SOFR at 2.00% Floor + 2.11%),
6.27%, 11/15/38
(a) (b)
................. 2,500 2,471,094
DBSG Mortgage Trust, Series 2024-ALTA, Class
A, 6.14%, 06/10/37
(a) (b)
............... 5,145 5,231,393
DK Trust
(a)(b)
Series 2025-LXP, Class A, (1-mo. CME Term
SOFR at 1.59% Floor + 1.59%), 5.74%,
08/15/37 ...................... 1,445 1,445,000
Series 2025-LXP, Class B, (1-mo. CME Term
SOFR at 1.84% Floor + 1.84%), 5.99%,
08/15/37 ...................... 1,177 1,177,368
Series 2025-LXP, Class C, (1-mo. CME Term
SOFR at 2.24% Floor + 2.24%), 6.39%,
08/15/37 ...................... 1,261 1,262,182
ELM Trust, Series 2024-ELM, Class D10, 6.85%,
06/10/39
(a) (b)
...................... 2,840 2,855,930
GS Mortgage Securities Corp. Trust
(a)(b)
Series 2023-FUN, Class A, (1-mo. CME Term
SOFR at 2.09% Floor + 2.09%), 6.24%,
03/15/28 ...................... 3,690 3,704,991
Series 2023-FUN, Class B, (1-mo. CME Term
SOFR at 2.79% Floor + 2.79%), 6.94%,
03/15/28 ...................... 3,065 3,080,325
Series 2025-800D, Class A, (1-mo. CME Term
SOFR at 2.65% Floor + 2.65%), 6.79%,
11/25/41 ...................... 2,215 2,218,138
GS Mortgage Securities Trust, Series 2011-GC5,
Class AS, 5.21%, 08/10/44
(a) (b)
.......... 2,152 2,105,788
HONO Mortgage Trust, Series 2021-LULU, Class
A, (1-mo. CME Term SOFR at 1.15% Floor +
1.26%), 5.42%, 10/15/36
(a) (b)
........... 5,557 5,532,688
Hudson Yards Mortgage Trust, Series 2025-
SPRL, Class A, 5.47%, 01/13/40
(a) (b)
...... 2,870 2,965,850
INTOWN Mortgage Trust, Series 2025-STAY,
Class A, (1-mo. CME Term SOFR at 1.35%
Floor + 1.35%), 5.50%, 03/15/42
(a) (b)
...... 3,512 3,512,000
INV Mortgage Trust, Series 2024-IND, Class A,
(1-mo. CME Term SOFR at 1.74% Floor +
1.74%), 5.89%, 11/15/41
(a) (b)
........... 1,580 1,568,150
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
J.P. Morgan Chase Commercial Mortgage
Securities Trust
(a)
Series 2018-WPT, Class AFX, 4.25%,
07/05/33 ...................... USD 7,070 $ 6,698,825
Series 2019-BKWD, Class A, (1-mo. CME
Term SOFR at 1.00% Floor + 1.61%),
5.77%, 09/15/29
(b)
................ 720 701,941
Series 2022-OPO, Class D, 3.45%, 01/05/39
(b)
1,000 810,138
Series 2024-IGLG, Class A, 5.35%, 11/09/39
(b)
2,720 2,746,402
Series 2025-BHR5, Class A, (1-mo. CME
Term SOFR at 1.69% Floor + 1.69%),
5.84%, 03/15/40
(b)
................ 1,939 1,939,099
JPMCC Commercial Mortgage Securities Trust,
Series 2017-JP6, Class A3, 3.11%, 07/15/50 8,404 8,253,486
Lagarino European Loan Conduit No. 40 DAC
(b)(d)
Series 40X, Class A, (3-mo. EURIBOR at
0.00% Floor + 1.50%), 3.52%, 06/22/37 . EUR 2,162 2,547,016
Series 40X, Class B, (3-mo. EURIBOR at
0.00% Floor + 2.15%), 4.17%, 06/22/37 . 708 832,524
Series 40X, Class C, (3-mo. EURIBOR at
0.00% Floor + 2.65%), 4.67%, 06/22/37 . 463 544,139
Series 40X, Class D, (3-mo. EURIBOR at
0.00% Floor + 3.55%), 5.52%, 06/22/37 . 1,278 1,501,728
Last Mile Logistics Pan Euro Finance DAC
(b)(d)
Series 1X, Class C, (3-mo. EURIBOR at
1.40% Floor + 1.40%), 3.43%, 08/17/33 . 1,331 1,562,361
Series 1X, Class D, (3-mo. EURIBOR at
1.90% Floor + 1.90%), 3.93%, 08/17/33 . 1,031 1,211,451
Last Mile Securities PE DAC
(b)(d)
Series 2021-1X, Class B, (3-mo. EURIBOR at
1.20% Floor + 1.20%), 3.23%, 08/17/31 . 939 1,101,370
Series 2021-1X, Class C, (3-mo. EURIBOR at
1.60% Floor + 1.60%), 3.63%, 08/17/31 . 1,061 1,246,383
LBA Trust, Series 2024-7IND, Class A, (1-mo.
CME Term SOFR at 1.44% Floor + 1.44%),
5.59%, 10/15/41
(a) (b)
................. USD 3,196 3,200,195
LUX Trust, Series 2023-LION, Class A, (1-mo.
CME Term SOFR at 2.69% Floor + 2.69%),
6.84%, 08/15/40
(a) (b)
................. 2,329 2,355,210
Manhattan West Mortgage Trust, Series 2020-
1MW, Class A, 2.13%, 09/10/39
(a)
........ 1,945 1,853,767
MCR Mortgage Trust
(a)
Series 2024-HF1, Class A, (1-mo. CME Term
SOFR at 1.79% Floor + 1.79%), 5.94%,
12/15/41
(b)
..................... 451 452,832
Series 2024-TWA, Class E, 8.73%, 06/12/39 2,038 2,072,320
MIC Trust (The)
(a)(b)
Series 2023-MIC, Class A, 8.73%, 12/05/38 . 4,480 4,852,194
Series 2023-MIC, Class B, 9.86%, 12/05/38 . 1,436 1,555,947
Morgan Stanley Capital I Trust
Series 2018-BOP, Class A, (1-mo. CME Term
SOFR at 0.85% Floor + 0.90%), 5.05%,
08/15/33
(a) (b)
.................... 1,799 1,469,645
Series 2019-H7, Class A4, 3.26%, 07/15/52 . 470 450,736
Series 2021-L5, Class A2, 1.52%, 05/15/54 . 3,065 2,992,727
Series 2024-NSTB, Class A, 3.90%,
09/24/57
(a) (b)
.................... 1,509 1,484,379
NCMF Trust
(a)(b)
Series 2025-MFS, Class A, 5.05%, 06/10/33 4,305 4,314,377
Series 2025-MFS, Class B, 5.69%, 06/10/33 2,622 2,646,623
NY Commercial Mortgage Trust
(a)(b)
Series 2025-299P, Class A, 5.85%, 02/10/47 1,815 1,905,523
Series 2025-299P, Class C, 6.38%, 02/10/47 1,300 1,337,544
NYC Commercial Mortgage Trust, Series 2025-
3BP, Class A, (1-mo. CME Term SOFR at
1.21% Floor + 1.21%), 5.36%, 02/15/42
(a) (b)
. 1,562 1,558,057

Schedule of Investments
(continued)
September 30, 2025
BlackRock Low Duration Bond Portfolio
Schedules of Investments
93
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
One New York Plaza Trust
(a)(b)
Series 2020-1NYP, Class A, (1-mo. CME Term
SOFR at 0.95% Floor + 1.06%), 5.22%,
01/15/36 ...................... USD 3,385 $ 3,330,898
Series 2020-1NYP, Class AJ, (1-mo. CME
Term SOFR at 1.25% Floor + 1.36%),
5.52%, 01/15/36 ................. 1,117 1,077,902
PENN Commercial Mortgage Trust, Series 2025-
P11, Class A, 5.52%, 08/10/42
(a) (b)
........ 1,257 1,279,314
PKHL Commercial Mortgage Trust, Series
2021-MF, Class A, (1-mo. CME Term SOFR at
0.88% Floor + 0.99%), 5.15%, 07/15/38
(a) (b)
. 4,648 4,366,633
PRM5 Trust, Series 2025-PRM5, Class A, 4.62%,
03/10/33
(a) (b)
...................... 1,402 1,398,205
Sage AR Funding, Series 2025-1X, Class B,
(Sterling Overnight Index Average at 0.00%
Floor + 2.00%), 5.99%, 05/17/37
(b) (d)
...... GBP 1,133 1,524,852
SDAL Trust, Series 2025-DAL, Class A, (1-mo.
CME Term SOFR at 2.44% Floor + 2.44%),
6.59%, 04/15/42
(a) (b)
................. USD 4,256 4,291,762
SG Commercial Mortgage Securities Trust,
Series 2016-C5, Class A3, 2.78%, 10/10/48 . 5,628 5,587,826
Taurus UK DAC
(b)(d)
Series 2021-UK1X, Class B, (Sterling
Overnight Index Average at 1.30% Floor +
1.30%), 5.29%, 05/17/31 ........... GBP 880 1,185,614
Series 2021-UK1X, Class C, (Sterling
Overnight Index Average at 1.65% Floor +
1.65%), 5.64%, 05/17/31 ........... 536 721,602
Series 2021-UK1X, Class D, (Sterling
Overnight Index Average at 2.60% Floor +
2.60%), 6.59%, 05/17/31 ........... 547 737,827
Series 2021-UK4X, Class D, (Sterling
Overnight Index Average at 2.10% Floor +
2.10%), 6.09%, 08/17/31 ........... 948 1,275,315
Series 2025-UK2X, Class A, (Sterling
Overnight Index Average at 0.00% Floor +
1.50%), 5.49%, 02/18/35 ........... 2,057 2,777,401
Series 2025-UK4, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.25%),
5.24%, 08/18/35 ................. 803 1,080,493
TEXAS Commercial Mortgage Trust, Series
2025-TWR, Class B, (1-mo. CME Term SOFR
at 1.59% Floor + 1.59%), 5.74%, 04/15/42
(a) (b)
USD 2,961 2,946,215
Think Tank Commercial Trust, Series 2025-3,
Class A1, (1-mo. ASX Australia Bank Bill Short
Term Rates Mid at 0.00% Floor + 1.10%),
4.65%, 12/10/57
(b) (d)
................. AUD 3,162 2,094,313
Thunder Logistics DAC
(b)(d)
Series 2024-1X, Class A, (3-mo. EURIBOR at
0.00% Floor + 1.50%), 3.54%, 11/17/36 . EUR 299 351,484
Series 2024-1X, Class B, (3-mo. EURIBOR at
0.00% Floor + 2.05%), 4.09%, 11/17/36 . 91 106,620
Series 2024-1X, Class C, (3-mo. EURIBOR at
0.00% Floor + 2.55%), 4.59%, 11/17/36 . 72 83,911
UBS Commercial Mortgage Trust, Series 2019-
C18, Class A4, 3.04%, 12/15/52 ......... USD 283 263,993
UK Logistics DAC
(b)(d)
Series 2024-1X, Class A, (Sterling Overnight
Index Average at 1.65% Floor + 1.65%),
5.64%, 05/17/34 ................. GBP 202 272,348
Series 2024-2X, Class A, (Sterling Overnight
Index Average at 0.00% Floor + 1.35%),
5.34%, 02/17/35 ................. 554 747,638
Security
Par (000)
Par (000) Value
Commercial Mortgage-Backed Securities (continued)
Series 2025-1X, Class D, (Sterling Overnight
Index Average at 0.00% Floor + 4.00%),
7.99%, 05/17/35 ................. GBP 880 $ 1,188,750
VEGAS Trust
(a)
Series 2024-GCS, Class D, 6.42%, 07/10/36
(b)
USD 3,260 3,224,897
Series 2024-TI, Class A, 5.52%, 11/10/39 .. 4,150 4,211,822
Velocity Commercial Capital Loan Trust
(a)
Series 2018-1, Class A, 3.59%, 04/25/48 ... 114 112,290
Series 2019-3, Class A, 3.03%, 10/25/49
(b)
.. 1,481 1,443,928
Series 2023-3, Class A, 7.10%, 08/25/53
(b)
.. 3,448 3,466,323
Series 2024-2, Class A, 6.58%, 04/25/54
(b)
.. 1,630 1,662,892
Series 2025-3, Class A, 5.87%, 06/25/55
(b)
.. 4,715 4,756,124
VRTX Trust, Series 2025-HQ, Class B, 5.67%,
08/05/42
(a) (b)
...................... 3,109 3,139,843
Wells Fargo Commercial Mortgage Trust
Series 2015-C31, Class A4, 3.70%, 11/15/48 771 769,028
Series 2025-VTT, Class A, 5.27%,
03/15/38
(a) (b)
.................... 2,897 2,907,968
WEST Trust, Series 2025-ROSE, Class A,
5.45%, 04/10/35
(a) (b)
................. 2,862 2,903,728
WHARF Commercial Mortgage Trust, Series
2025-DC, Class D, 6.83%, 07/15/40
(a) (b)
.... 2,130 2,186,898
348,668,795
Interest Only Collateralized Mortgage Obligations — 0.0%
BlackRock Capital Finance LP, Series 1997-R2,
Class AP, 0.00%, 12/25/35
(a) (b) (f) (k)
........ 5 —
Total Non-Agency Mortgage-Backed Securities — 15 .3%
(Cost: $ 652,337,802 ) .............................. 657,563,031
U.S. Government Sponsored Agency Securities
Agency Obligations — 1.4%
Federal Farm Credit Bank Bonds
1.63% , 03/17/31 ................... 450 398,995
1.68% , 09/17/35 ................... 30,000 23,213,583
2.25% , 08/15/29 ................... 23,500 22,233,039
2.78% , 12/01/36 ................... 3,525 2,947,425
Federal Home Loan Bank Bonds
2.18% , 11/06/29 ................... 9,700 9,101,377
2.50% , 11/05/36 ................... 3,525 2,871,062
Federal National Mortgage Association ,
1.63% , 08/24/35 ................... 1,000 769,380
61,534,861
Collateralized Mortgage Obligations — 10.1%
Federal Home Loan Mortgage Corp.
Series 3959 , Class MA , 4.50% , 11/15/41 ... 374 376,470
Series 4569 , Class JA , 3.00% , 03/15/42 ... 1,296 1,285,862
Series 4752 , Class PL , 3.00% , 09/15/46 ... 3,666 3,535,287
Series 5000 , Class MA , 2.00% , 06/25/44 ... 2,505 2,350,962
Federal Home Loan Mortgage Corp. Seasoned
Credit Risk Transfer Trust Variable
Rate Notes , Series 2018-3 , Class MA ,
3.50% , 08/25/57
(b)
.................. 7,695 7,498,675
Federal Home Loan Mortgage Corp. Variable
Rate Notes
(b)
Series 5478 , Class FH , (SOFR 30 day
Average at 1.45% Floor and 6.50% Cap +
1.45%), 5.81% , 04/25/54 ........... 8,983 9,037,394
Series 5480 , Class FA , (SOFR 30 day
Average at 1.45% Floor and 6.50% Cap +
1.45%), 5.81% , 03/25/54 ........... 8,716 8,789,366
Series 5547 , Class FH , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.76% , 06/25/55 ........... 53,263 53,583,889

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Low Duration Bond Portfolio
94
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Collateralized Mortgage Obligations (continued)
Series 5548 , Class FA , (SOFR 30 day
Average at 1.45% Floor and 6.50% Cap +
1.45%), 5.81% , 06/25/55 ........... USD 71,953 $ 72,302,463
Federal National Mortgage Association
(c)
Series 2011-48 , Class MG , 4.00% , 06/25/26 27 27,025
Series 2011-84 , Class MG , 4.00% , 09/25/26 65 64,562
Federal National Mortgage Association Variable
Rate Notes
(b)
Series 2024-91 , Class FA , (SOFR 30 day
Average at 1.20% Floor and 7.00% Cap +
1.20%), 5.56% , 12/25/54 ........... 11,758 11,813,369
Series 2024-94 , Class FB , (SOFR 30 day
Average at 1.42% Floor and 6.50% Cap +
1.42%), 5.78% , 12/25/54 ........... 2,741 2,763,279
Series 2025-40 , Class GF , (SOFR 30 day
Average at 1.45% Floor and 6.50% Cap +
1.45%), 5.81% , 06/25/55 ........... 83,854 84,632,916
Series 2025-41 , Class FD , (SOFR 30 day
Average at 1.50% Floor and 6.50% Cap +
1.50%), 5.86% , 06/25/55 ........... 55,034 55,373,085
Series 2025-44 , Class FB , (SOFR 30 day
Average at 1.40% Floor and 6.50% Cap +
1.40%), 5.76% , 06/25/55 ........... 113,790 114,296,944
Government National Mortgage Association
Series 2017-136 , Class GB , 3.00% , 03/20/47 2,702 2,589,779
Series 2020-127 , Class LP , 1.50% , 06/20/50 3,098 2,519,054
432,840,381
Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates , Series
KIR2 , Class A1 , 2.75% , 03/25/27 ........ 1,702 1,681,828
Federal National Mortgage Association ACES
Variable Rate Notes , Series 2023-M1 , Class
1A , 3.55% , 04/25/32
(b)
............... 982 954,472
2,636,300
Interest Only Commercial Mortgage-Backed Securities — 0.0%
(b)
Federal Home Loan Mortgage Corp. Multifamily
Structured Pass-Through Certificates
Variable Rate Notes , Series K121 , Class X1 ,
1.11% , 10/25/30 ................... 11,653 477,420
Government National Mortgage Association
Variable Rate Notes , Series 2012-120 ,
0.65% , 02/16/53 ................... 8,016 120,022
597,442
Mortgage-Backed Securities — 0.9%
Federal Home Loan Mortgage Corp.
3.00% , 09/01/32 ................... 106 103,778
4.00% , 11/01/36 ................... 193 191,140
Federal Home Loan Mortgage Corp. Variable
Rate Notes , (RFUCCT1Y at 1.63% Floor and
7.88% Cap + 1.63%), 6.63% , 10/01/45
(b)
... 247 252,983
Federal National Mortgage Association ,
5.81% , 06/01/31 ................... 15,778 16,411,646
Federal National Mortgage Association Variable
Rate Notes
(b)
(RFUCCT1Y at 1.59% Floor and 8.13% Cap +
1.59%), 6.40% , 09/01/45 ........... 1,053 1,085,855
(RFUCCT1Y at 1.59% Floor and 7.81% Cap +
1.59%), 6.54% , 06/01/45 ........... 541 564,329
(RFUCCT1Y at 1.59% Floor and 7.97% Cap +
1.59%), 6.59% , 11/01/45 ............ 35 35,675
(RFUCCT1Y at 1.72% Floor and 8.82% Cap +
1.72%), 6.69% , 09/01/42 ........... 655 678,942
Security
Par (000)
Par (000) Value
Mortgage-Backed Securities (continued)
Uniform Mortgage-Backed Securities
2.50% , 07/01/31 - 04/01/32 ............ USD 2,140 $ 2,067,556
3.00% , 12/01/26 - 02/01/34 ............ 12,260 11,934,882
3.50% , 04/01/34 ................... 1,426 1,403,545
4.00% , 04/01/26 - 03/01/38 ............ 4,718 4,670,534
39,400,865
Total U.S. Government Sponsored Agency Securities — 12 .5%
(Cost: $ 534,589,820 ) .............................. 537,009,849
U.S. Treasury Obligations
U.S. Treasury Notes
1.88% , 06/30/26 ................... 1,000 985,996
4.63% , 06/30/26 ................... 300 301,796
4.50% , 07/15/26 ................... 1,300 1,307,241
4.38% , 07/31/26 ................... 53,900 54,158,551
0.88% , 09/30/26 ................... 27,000 26,253,914
3.50% , 09/30/26 ................... 35,000 34,926,172
1.13% , 10/31/26 ................... 62,900 61,182,535
3.88% , 07/15/28 ................... 68,880 69,326,644
2.88% , 08/15/28 ................... 29,800 29,191,195
Total U.S. Treasury Obligations — 6 .4%
(Cost: $ 276,703,815 ) .............................. 277,634,044
Total Long-Term Investments — 97.6%
(Cost: $ 4,153,733,174 ) ............................ 4,195,701,880
Shares
Shares
Short-Term Securities
Money Market Funds — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.01%
(k) (l)
.................... 12,456,843 12,456,843
Total Short-Term Securities — 0 .3%
(Cost: $ 12,456,843 ) ............................... 12,456,843
Total Investments — 97 .9%
(Cost: $ 4,166,190,017 ) ............................ 4,208,158,723
Other Assets Less Liabilities — 2.1% .................... 89,214,675
Net Assets — 100.0% ...............................
$ 4,297,373,398

Schedule of Investments
(continued)
September 30, 2025
BlackRock Low Duration Bond Portfolio
Schedules of Investments
95
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)
Rounds to less than 1,000.
(f)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(g)
Zero-coupon bond.
(h)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)
Issuer filed for bankruptcy and/or is in default.
(j)
Non-income producing security.
(k)
Affiliate of the Fund.
(l)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Par/Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 433,555,207 $ — $ (421,098,364)
(a)
$ — $ — $ 12,456,843 12,456,843 $ 2,215,683 $ —
BlackRock Capital Finance LP ,
Series 1997-R2 , Class AP . — 4,543 (4,543) — — — 4,564 — —
$ — $ — $ 12,456,843 $ 2,215,683 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Low Duration Bond Portfolio
96
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Euro-OAT ............................................................... 168 12/08/25 $ 23,935 $ (86,764)
Euro-Schatz ............................................................. 325 12/08/25 40,820 (34,585)
U.S. Treasury 2-Year Note .................................................... 8,620 12/31/25 1,796,125 1,244,778
1,123,429
Short Contracts
Euro-Bund .............................................................. 160 12/08/25 24,152 80,640
U.S. Treasury 10-Year Note ................................................... 910 12/19/25 102,361 (622,204)
U.S. Treasury 10-Year Ultra Note ............................................... 563 12/19/25 64,789 (915,815)
U.S. Treasury Long Bond ..................................................... 369 12/19/25 43,012 (456,182)
U.S. Treasury Ultra Bond ..................................................... 15 12/19/25 1,801 (54,649)
U.S. Treasury 5-Year Note .................................................... 2,890 12/31/25 315,507 (440,430)
(2,408,640)
$ (1,285,211)
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
EUR 539,000 USD 635,574 Bank of New York Mellon 12/17/25 $ 69
USD 21,673,964 AUD 32,496,000 Standard Chartered Bank 12/17/25 151,714
USD 621,915 EUR 526,000 Bank of New York Mellon 12/17/25 1,603
USD 2,472,989 EUR 2,091,000 JPMorgan Chase Bank NA 12/17/25 7,072
USD 67,009,797 EUR 56,668,000 Morgan Stanley & Co. International plc 12/17/25 181,217
USD 330,778 EUR 280,000 UBS AG 12/17/25 574
USD 84,165,042 GBP 61,797,000 Barclays Bank plc 12/17/25 1,046,343
USD 223,769 GBP 165,000 Morgan Stanley & Co. International plc 12/17/25 1,839
1,390,431
USD 38,866,357 AUD 58,833,000 Credit Agricole Corporate & Investment Bank SA 12/17/25 (99,010)
USD 1,554,494 GBP 1,157,000 Goldman Sachs International 12/17/25 (1,703)
(100,713)
$ 1,289,718
Centrally Cleared Credit Defa ul t Swaps — Sell Protection
Reference Obligation/Index
Financing
Rate Received
by the Fund
Payment
Frequency
Termination
Date
Credit
Rating
(a)
Notional
Amount (000)
(b)
Value
Upfront
Premium
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
Markit CDX North American
High Yield Index Series
45.V1 ........... 5 .00 % Quarterly 12/20/30 B+ USD 16,025 $ 1,242,087 $ 1,233,794 $ 8,293
(a)
Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)
The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Schedule of Investments
(continued)
September 30, 2025
BlackRock Low Duration Bond Portfolio
Schedules of Investments
97
Derivative Financial Instruments Categorized by Risk Exposure
Balances Reported in the Statements of Assets and Liabilities for Centrally Cleared Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
Centrally Cleared Swaps
(a)
.......................................................... $ 1,233,794 $ — $ 8,293 $ —
(a)
Includes cumulative appreciation (depreciation) on centrally cleared swaps, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities and is net of any previously paid (received) swap premium amounts.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 1,325,418 $ — $ 1,325,418
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... — — — 1,390,431 — — 1,390,431
Swaps — centrally cleared
Unrealized appreciation on centrally cleared swaps
(a)
. — 8,293 — — — — 8,293
$ — $ 8,293 $ — $ 1,390,431 $ 1,325,418 $ — $ 2,724,142
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ — $ — $ 2,610,629 $ — $ 2,610,629
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... — — — 100,713 — — 100,713
$ — $ — $ — $ 100,713 $ 2,610,629 $ — $ 2,711,342
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, are reported in the Schedule of Investments. In the Statements of Assets and
Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ 5,585,813 $ — $ 5,585,813
Forward foreign currency exchange contracts .... — — — (2,693,554) — — (2,693,554)
Swaps .............................. — 2,645,543 — — 2,898,505 — 5,544,048
$ — $ 2,645,543 $ — $ (2,693,554) $ 8,484,318 $ — $ 8,436,307
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ (4,669,573) $ — $ (4,669,573)
Forward foreign currency exchange contracts .... — — — 2,181,304 — — 2,181,304
Swaps .............................. — 27,988 — — (66,099) — (38,111)
$ — $ 27,988 $ — $ 2,181,304 $ (4,735,672) $ — $ (2,526,380)

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Low Duration Bond Portfolio
98
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,670,513,842
Average notional value of contracts — short ................................................................................. 597,384,174
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 172,145,349
Average amounts sold — in USD ........................................................................................ 267,980
Credit default swaps
Average notional value — buy protection ................................................................................... 28,036,250
Average notional value — sell protection ................................................................................... 14,766,250
Interest rate swaps
Average notional value — pays fixed rate ................................................................................... 22,011,250
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ 1,100,562 $ 302,599
Forward f oreign currency exchange contracts ................................................................. 1,390,431 100,713
Swaps — centrally cleared .............................................................................. 32,954 —
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 2,523,947 $ 403,312
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
(1,133,516) (302,599)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 1,390,431 $ 100,713
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(a)(b)
Bank of New York Mellon ........................... $ 1,672 $ — $ — $ — $ 1,672
Barclays Bank plc ................................ 1,046,343 — — — 1,046,343
JPMorgan Chase Bank NA .......................... 7,072 — — — 7,072
Morgan Stanley & Co. International plc .................. 183,056 — — — 183,056
Standard Chartered Bank ........................... 151,714 — — — 151,714
UBS AG ...................................... 574 — — — 574
$ 1,390,431 $ — $ — $ — $ 1,390,431
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(a)(c)
Credit Agricole Corporate & Investment Bank SA ........... $ 99,010 $ — $ — $ — $ 99,010
Goldman Sachs International ........................ 1,703 — — — 1,703
$ 100,713 $ — $ — $ — $ 100,713
(a)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default.

Schedule of Investments
(continued)
September 30, 2025
BlackRock Low Duration Bond Portfolio
Schedules of Investments
99
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities .................................... $ — $ 590,786,656 $ 6,340,136 $ 597,126,792
Corporate Bonds ........................................ — 2,057,141,024 — 2,057,141,024
Foreign Agency Obligations ................................. — 26,576,838 — 26,576,838
Foreign Government Obligations .............................. — 39,191,616 — 39,191,616
Municipal Bonds ......................................... — 3,458,686 — 3,458,686
Non-Agency Mortgage-Backed Securities ........................ — 657,563,031 — 657,563,031
U.S. Government Sponsored Agency Securities .................... — 537,009,849 — 537,009,849
U.S. Treasury Obligations ................................... — 277,634,044 — 277,634,044
Short-Term Securities
Money Market Funds ...................................... 12,456,843 — — 12,456,843
$ 12,456,843 $ 4,189,361,744 $ 6,340,136 $ 4,208,158,723
Derivative Financial Instruments
(a)
Assets
Credit contracts ........................................... $ — $ 8,293 $ — $ 8,293
Foreign currency exchange contracts ............................ — 1,390,431 — 1,390,431
Interest rate contracts ....................................... 1,325,418 — — 1,325,418
Liabilities
Foreign currency exchange contracts ............................ — (100,713) — (100,713)
Interest rate contracts ....................................... (2,610,629) — — (2,610,629)
$ (1,285,211) $ 1,298,011 $ — $ 12,800
(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities

September 30, 2025
2025
BlackRock Annual Financial Statements and Additional Information
100
BlackRock Core
Bond Portfolio
BlackRock High
Yield Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
ASSETS
Investments, at value — unaffiliated
(b) (c)
......................................................... $ 4,060,503,223 $ 26,565,876,641 $ 4,195,701,880
Investments, at value — affiliated
(d)
............................................................ 47,323,171 1,365,556,895 12,456,843
Cash ............................................................................... 341,069 16,439,968 —
Cash pledged:
Futures contracts ...................................................................... 5,384,958 1,017,000 11,645,000
Centrally cleared swaps .................................................................. 5,203,777 49,953,000 1,321,000
Foreign currency, at value
(e)
................................................................. 34,274,342 6,000,615 1,008,710
Receivables: – – –
Investment s sold ...................................................................... 1,600,449 265,414,910 2,396,493
Options written ........................................................................ 581,003 — —
Securities lending income — affiliated ........................................................ — 29,167 —
Swaps   ............................................................................ — 55,542 —
TBA sale commitments .................................................................. 206,896,614 — —
Capital shares sold ..................................................................... 4,529,269 130,661,816 74,046,841
Dividends — unaffiliated ................................................................. — 510,368 1,840
Dividends — affiliated ................................................................... 117,948 2,238,044 187,021
Interest — unaffiliated ................................................................... 25,579,247 421,201,707 32,316,405
From the Manager ..................................................................... 128,490 — 93,641
Variation margin on futures contracts ......................................................... 404,875 67,250 1,100,562
Variation margin on centrally cleared swaps .................................................... — 1,250,786 32,954
Swap premiums paid ..................................................................... 35,140 1,283,823 —
Unrealized appreciation on: – – –
Forward foreign currency exchange contracts ................................................... 721,426 2,887,201 1,390,431
OTC swaps .......................................................................... 97,175 49,628,109 —
Unfunded floating rate loan interests ......................................................... — 67,843 —
Prepaid e xpenses ....................................................................... 119,143 525,078 145,168
Total a ssets ...........................................................................
4,393,841,319 28,880,665,763 4,333,844,789
LIABILITIES
Investments sold short, at value
(f)
............................................................. — 10,282 —
Bank overdraft .......................................................................... — — 533,342
Cash received:
Collateral — OTC derivatives .............................................................. — 29,287,374 —
Collateral on securities loaned ............................................................... — 112,603,152 —
Options written, at value
(g)
.................................................................. 593,659 — —
TBA sale commitments, at value
(h)
............................................................ 206,322,303 — —

Statements of Assets and Liabilities
(continued)
September 30, 2025
101
Statements of Assets and Liabilities
See notes to financial statements.
BlackRock Core
Bond Portfolio
BlackRock High
Yield Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
Payables: – – –
Investments purchased .................................................................. 727,685,306 719,921,486 20,759,281
Swaps   ............................................................................ 77 56,652 157
Accounting services fees ................................................................. 77,954 486,067 72,741
Administration fees ..................................................................... 106,732 1,182,238 128,156
Capital shares redeemed ................................................................. 5,668,606 131,553,562 10,523,631
Custodian fees ........................................................................ 30,397 54,091 16,148
Income dividend distributions .............................................................. 1,306,965 14,275,513 1,514,728
Interest expense ...................................................................... 3,664 25,951 3,386
Investment advisory fees ................................................................. 912,571 8,955,812 979,811
Trustees' and Officer's fees ............................................................... — 594,676 163,214
Other affiliate fees ..................................................................... 595 82,198 1,180
Professional fees ...................................................................... 138,457 204,220 104,219
Registration fees ...................................................................... 36 1,938 193,137
Service and distribution fees ............................................................... 85,004 404,909 130,599
Transfer agent fees .................................................................... 842,358 3,390,526 909,224
Other accrued expenses ................................................................. 43,705 145,873 35,125
Variation margin on futures contracts ......................................................... 365,776 9,173 302,599
Variation margin on centrally cleared swaps .................................................... 235,647 — —
Swap premiums received .................................................................. 450,646 9,962,352 —
Unrealized depreciation on: – – –
Forward foreign currency exchange contracts ................................................... 215,752 32,708 100,713
OTC swaps .......................................................................... 153,446 12,220 —
Unfunded floating rate loan interests ......................................................... — 3,018 —
Total li abilities ..........................................................................
945,239,656 1,033,255,991 36,471,391
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 3,448,601,663 $ 27,847,409,772 $ 4,297,373,398
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 4,008,439,658 $ 28,570,404,423 $ 4,786,640,963
Accumulated loss ....................................................................... (559,837,995) (722,994,651) (489,267,565)
NET ASSETS ..........................................................................
$ 3,448,601,663 $ 27,847,409,772 $ 4,297,373,398
(a)
  Consolidated Statement of Assets and Liabilities.
(b)
  Investments, at cost — unaffiliated ..................................................... $ 4,166,927,527 $ 25,871,194,702 $ 4,153,728,631
(c)
  Securities loaned, at value .......................................................... $ — $ 109,777,126 $ —
(d)
  Investments, at cost — affiliated ....................................................... $ 47,314,671 $ 1,339,571,195 $ 12,461,386
(e)
  Foreign currency, at cost ........................................................... $ 34,337,136 $ 6,012,190 $ 998,992
(f)
  Proceeds received from short sales .................................................... $ — $ 5,919 $ —
(g)
  Premiums received ............................................................... $ 740,701 $ — $ —
(h)
  Proceeds received from TBA sale commitments ............................................. $ 206,896,614 $ — $ —

Statements of Assets and Liabilities
(continued)
September 30, 2025
2025
BlackRock Annual Financial Statements and Additional Information
102
See notes to financial statements.
BlackRock Core
Bond Portfolio
BlackRock High
Yield Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
NET ASSET VALUE
Institutional
Net assets .........................................................................
$ 2,250,746,463 $ 13,303,930,427 $ 3,059,208,487
Shares outstanding ...................................................................
268,010,804 1,834,884,831 333,146,948
Net asset value .....................................................................
$ 8.40 $ 7.25 $ 9.18
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................... $ 0.001 $ 0.001 $ 0.001
Service
Net assets .........................................................................
$ — $ 80,880,836 $ —
Shares outstanding ...................................................................
— 11,148,709 —
Net asset value .....................................................................
$ — $ 7.25 $ —
Shares authorized ...................................................................
— Unlimited —
Par value ......................................................................... $ — $ 0.001 $ —
Investor A
Net assets .........................................................................
$ 343,321,321 $ 1,130,231,988 $ 527,308,239
Shares outstanding ...................................................................
40,824,827 155,960,577 57,438,684
Net asset value .....................................................................
$ 8.41 $ 7.25 $ 9.18
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................... $ 0.001 $ 0.001 $ 0.001
Investor A1
Net assets .........................................................................
$ — $ — $ 3,817,876
Shares outstanding ...................................................................
— — 415,525
Net asset value .....................................................................
$ — $ — $ 9.19
Shares authorized ...................................................................
— — Unlimited
Par value ......................................................................... $ — $ — $ 0.001
Investor C
Net assets .........................................................................
$ 13,541,970 $ 80,859,172 $ 16,496,804
Shares outstanding ...................................................................
1,617,820 11,139,528 1,797,782
Net asset value .....................................................................
$ 8.37 $ 7.26 $ 9.18
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................... $ 0.001 $ 0.001 $ 0.001
Class K
Net assets .........................................................................
$ 839,211,534 $ 13,139,780,032 $ 688,945,923
Shares outstanding ...................................................................
99,619,505 1,811,457,675 75,094,276
Net asset value .....................................................................
$ 8.42 $ 7.25 $ 9.17
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................... $ 0.001 $ 0.001 $ 0.001
Class R
Net assets .........................................................................
$ 1,780,375 $ 111,727,317 $ 1,596,069
Shares outstanding ...................................................................
211,642 15,413,604 173,912
Net asset value .....................................................................
$ 8.41 $ 7.25 $ 9.18
Shares authorized ...................................................................
Unlimited Unlimited Unlimited
Par value ......................................................................... $ 0.001 $ 0.001 $ 0.001

Statements of Operations
Year Ended September 30, 2025
103
Statements of Operations
BlackRock Core
Bond Portfolio
BlackRock High
Yield Portfolio
(a)
BlackRock Low
Duration Bond
Portfolio
INVESTMENT INCOME – – –
Dividends — unaffiliated ............................................................ $ — $ 18,206,571 $ 1,432
Dividends — affiliated .............................................................. 4,888,253 90,562,188 2,215,683
Interest — unaffiliated .............................................................. 165,855,130 1,798,060,117 193,590,608
Securities lending income — affiliated — net .............................................. — 1,288,246 —
Payment-in-kind interest — unaffiliated .................................................. — 32,144,235 70,602
Foreign taxes withheld ............................................................. (8,502) — —
Total investment income ..............................................................
170,734,881 1,940,261,357 195,878,325
EXPENSES
Investment advisory ............................................................... 12,605,353 107,497,993 11,587,236
Transfer agent — class specific ....................................................... 3,389,251 15,927,803 2,974,404
Administration .................................................................. 1,400,579 8,472,498 1,471,064
Service and distribution — class specific ................................................. 1,002,452 4,344,708 1,525,093
Administration — class specific ....................................................... 750,335 5,306,663 791,946
Accounting services ............................................................... 246,141 1,541,430 221,444
Professional .................................................................... 181,774 594,188 168,126
Registration .................................................................... 138,670 422,824 167,565
Custodian ...................................................................... 76,953 115,454 34,258
Trustees and Officer ............................................................... 67,141 499,228 86,691
Printing and postage .............................................................. 34,754 81,661 38,451
Miscellaneous ................................................................... 125,243 378,997 115,715
Total expenses excluding interest expense ..................................................
20,018,646 145,183,447 19,181,993
Interest expense ................................................................. 67,089 165,364 11,326
Total e xpenses ....................................................................
20,085,735 145,348,811 19,193,319
Less: – – –
Administration fees waived by the Manager — class specific .................................... (750,151) (7,809) (782,111)
Fees waived and/or reimbursed by the Manager ............................................ (608,444) (3,982,202) (127,467)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ....................... (1,913,864) — (1,212,636)
Total ex penses after fees waived and/or reimbursed ...........................................
16,813,276 141,358,800 17,071,105
Net investment income ...............................................................
153,921,605 1,798,902,557 178,807,220
REALIZED AND UNREALIZED GAIN (LOSS) $ (63,040,134) $ 169,614,350 $ 9,779,776
Net realized gain (loss) from:
Investments — unaffiliated ........................................................ $ (36,620,621) $ 44,770,761 $ 5,884,082
Investments — affiliated .......................................................... — (5,908,922) —
Capital gain distributions from underlying funds — affiliated ................................... 1,838 — —
Forward foreign currency exchange contracts ............................................ (342,683) (17,380,239) (2,693,554)
Foreign currency transactions ...................................................... 6,810 (11,027,325) (2,545,702)
Futures contracts ............................................................... (14,427,807) 6,939 5,585,813
Options written ................................................................ (981,331) — —
Swaps   ..................................................................... 882,057 101,125,606 5,544,048
(51,481,737) 111,586,820 11,774,687
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ........................................................ (20,042,422) 89,765,372 608,340
Investments — affiliated .......................................................... 8,500 (14,076,565) —
Forward foreign currency exchange contracts ............................................ 1,342,884 5,220,154 2,181,304
Foreign currency translations ....................................................... (115,848) (113,184) (76,871)
Futures contracts ............................................................... 520,167 (333,419) (4,669,573)
Options written ................................................................ 2,982,677 — —
Short sales — unaffiliated ......................................................... — (5,172) —
Swaps   ..................................................................... 3,745,644 (22,496,052) (38,111)
Unfunded floating rate loan interests .................................................. — 66,396 —
(11,558,398) 58,027,530 (1,994,911)
Net realized and unrealized gain (loss) ....................................................
(63,040,135) 169,614,350 9,779,776
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................
$ 90,881,470 $ 1,968,516,907 $ 188,586,996
(a)
  Consolidated Statement of Operations.
See notes to financial statements.

Statements of Changes in Net Assets

2025
BlackRock Annual Financial Statements and Additional Information
104
See notes to financial statements.
BlackRock Core Bond Portfolio
Year Ended
09/30/25
Year Ended
09/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 153,921,605 $ 159,310,721
Net realized loss .................................................................................. (51,481,737) (42,916,837)
Net change in unrealized appreciation (depreciation) .......................................................... (11,558,398) 303,656,485
Net increase in net assets resulting from operations .............................................................
90,881,470 420,050,369
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (100,721,078) (117,277,098)
Investor A ...................................................................................... (12,421,282) (14,763,613)
Investor C ...................................................................................... (386,375) (444,017)
Class K ........................................................................................ (31,062,005) (31,614,209)
Class R ........................................................................................ (55,038) (54,880)
Decrease in net assets resulting from distributions to shareholders ...................................................
(144,645,778) (164,153,817)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net decrease in net assets derived from capital share transactions ...................................................
(513,118,563) (31,630,520)
NET ASSETS
Total increase (decrease) in net assets ..................................................................... (566,882,871) 224,266,032
Beginning of year ....................................................................................
4,015,484,534 3,791,218,502
End of year ........................................................................................
$ 3,448,601,663 $ 4,015,484,534
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
105
Statements of Changes in Net Assets
See notes to financial statements.
BlackRock High Yield Portfolio
(a)
BlackRock Low Duration Bond Portfolio
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/25
Year Ended
09/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 1,798,902,557 $ 1,526,216,907 $ 178,807,220 $ 205,084,986
Net realized gain (loss) ............................................ 111,586,820 (178,658,227) 11,774,687 (42,761,486)
Net change in unrealized appreciation (depreciation) ........................ 58,027,530 1,814,328,881 (1,994,911) 213,543,176
Net increase in net assets resulting from operations ...........................
1,968,516,907 3,161,887,561 188,586,996 375,866,676
DISTRIBUTIONS TO SHAREHOLDERS
(b)
From net investment income:
Institutional ................................................... (915,559,140) (837,114,500) (121,872,005) (125,977,156)
Service ...................................................... (6,200,107) (5,987,954) — —
Investor A .................................................... (76,767,198) (74,673,215) (22,173,874) (21,263,388)
Investor A1 ................................................... — — (170,418) (156,244)
Investor C .................................................... (4,957,887) (4,765,294) (597,989) (651,942)
Class K ...................................................... (917,554,991) (624,940,151) (27,582,917) (21,153,481)
Class R ...................................................... (7,370,377) (6,540,094) (64,840) (66,052)
Return of capital: – – – –
Institutional ................................................... — — (4,844,300) (27,099,251)
Investor A .................................................... — — (881,391) (4,574,019)
Investor A1 ................................................... — — (6,774) (33,610)
Investor C .................................................... — — (23,770) (140,241)
Class K ...................................................... — — (1,096,395) (4,550,376)
Class R ...................................................... — — (2,577) (14,209)
Decrease in net assets resulting from distributions to shareholders .................
(1,928,409,700) (1,554,021,208) (179,317,250) (205,679,969)
CAPITAL SHARE TRANSACTIONS
$ – $ – $ – $ –
Net increase (decrease) in net assets derived from capital share transactions .........
2,390,885,504 4,348,599,335 (245,238,914) (564,148,823)
NET ASSETS
Total increase (decrease) in net assets ................................... 2,430,992,711 5,956,465,688 (235,969,168) (393,962,116)
Beginning of year ..................................................
25,416,417,061 19,459,951,373 4,533,342,566 4,927,304,682
End of year ......................................................
$ 27,847,409,772 $ 25,416,417,061 $ 4,297,373,398 $ 4,533,342,566
(a)
Consolidated Statements of Changes in Net Assets.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information
106
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Core Bond Portfolio
Institutional
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of year .............................
$ 8.49  $ 7.94  $ 8.12  $ 9.88  $ 10.43
Net investment income
(a)
...................................
0 .34  0 .34  0 .29  0 .17  0 .14
Net realized and unrealized gain (loss) ..........................
( 0 .11 ) 0 .56  ( 0 .18 ) ( 1 .69 ) ( 0 .14 )
Net increase (decrease) from investment operations .................. 0.23  0.90  0.11  (1.52) 0.00
Distributions
(b)
– – – – –
From net investment income ................................ ( 0 .32 ) ( 0 .35 ) ( 0 .28 ) ( 0 .16 ) ( 0 .19 )
From net realized gain ..................................... —  —  —  ( 0 .06 ) ( 0 .36 )
Return of capital ......................................... —  —  ( 0 .01 ) ( 0 .02 ) —
Total distributions .......................................... (0.32) (0.35) (0.29) (0.24) (0.55)
Net asset value, end of year ................................. $ 8.40  $ 8.49  $ 7.94  $ 8.12  $ 9.88
Total Return
(c)
Based on net asset value .................................... 2.82% 11.56% 1.30% (15.67)% (0.04)%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
0.53% 0.55% 0.54% 0.54% 0.53%
Total expenses after fees waived and/or reimbursed ..................
0.43% 0.43% 0.43% 0.44% 0.44%
Net investment income .....................................
4.12% 4.13% 3.51% 1.82% 1.35%
Supplemental Data
Net assets, end of year (000) .................................. $ 2,250,746  $ 2,836,345  $ 2,742,791  $ 2,350,703  $ 2,892,879
Portfolio turnover rate
(e)
...................................... 587% 583% 467% 533% 585%
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Portfolio turnover rate (excluding MDRs) ...........................................
412% 436% 336% 337% 387%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
107
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Core Bond Portfolio
Investor A
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of year .............................
$ 8.50  $ 7.95  $ 8.13  $ 9.89  $ 10.44
Net investment income
(a)
...................................
0 .32  0 .32  0 .27  0 .14  0 .11
Net realized and unrealized gain (loss) ..........................
( 0 .11 ) 0 .56  ( 0 .18 ) ( 1 .69 ) ( 0 .14 )
Net increase (decrease) from investment operations .................. 0.21  0.88  0.09  (1.55) (0.03)
Distributions
(b)
– – – – –
From net investment income ................................ ( 0 .30 ) ( 0 .33 ) ( 0 .26 ) ( 0 .13 ) ( 0 .16 )
From net realized gain ..................................... —  —  —  ( 0 .06 ) ( 0 .36 )
Return of capital ......................................... —  —  ( 0 .01 ) ( 0 .02 ) —
Total distributions .......................................... (0.30) (0.33) (0.27) (0.21) (0.52)
Net asset value, end of year ................................. $ 8.41  $ 8.50  $ 7.95  $ 8.13  $ 9.89
Total Return
(c)
Based on net asset value .................................... 2.57% 11.28% 1.05% (15.86)% (0.29)%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
0.79% 0.79% 0.77% 0.81% 0.80%
Total expenses after fees waived and/or reimbursed ..................
0.68% 0.68% 0.68% 0.69% 0.69%
Net investment income .....................................
3.87% 3.89% 3.26% 1.56% 1.10%
Supplemental Data
Net assets, end of year (000) .................................. $ 343,321  $ 361,556  $ 359,256  $ 358,179  $ 451,800
Portfolio turnover rate
(e)
...................................... 587% 583% 467% 533% 585%
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Portfolio turnover rate (excluding MDRs) ...........................................
412% 436% 336% 337% 387%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information
108
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Core Bond Portfolio
Investor C
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of year .............................
$ 8.46  $ 7.91  $ 8.09  $ 9.84  $ 10.40
Net investment income
(a)
...................................
0 .26  0 .26  0 .21  0 .07  0 .04
Net realized and unrealized gain (loss) ..........................
( 0 .12 ) 0 .56  ( 0 .18 ) ( 1 .68 ) ( 0 .16 )
Net increase (decrease) from investment operations .................. 0.14  0.82  0.03  (1.61) (0.12)
Distributions
(b)
– – – – –
From net investment income ................................ ( 0 .23 ) ( 0 .27 ) ( 0 .20 ) ( 0 .06 ) ( 0 .08 )
From net realized gain ..................................... —  —  —  ( 0 .06 ) ( 0 .36 )
Return of capital ......................................... —  —  ( 0 .01 ) ( 0 .02 ) —
Total distributions .......................................... (0.23) (0.27) (0.21) (0.14) (0.44)
Net asset value, end of year ................................. $ 8.37  $ 8.46  $ 7.91  $ 8.09  $ 9.84
Total Return
(c)
Based on net asset value .................................... 1.80% 10.49% 0.28% (16.48)% (1.14)%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
1.50% 1.52% 1.54% 1.56% 1.53%
Total expenses after fees waived and/or reimbursed ..................
1.43% 1.43% 1.43% 1.44% 1.44%
Net investment income .....................................
3.12% 3.13% 2.50% 0.77% 0.36%
Supplemental Data
Net assets, end of year (000) .................................. $ 13,542  $ 13,666  $ 13,803  $ 14,300  $ 25,319
Portfolio turnover rate
(e)
...................................... 587% 583% 467% 533% 585%
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Portfolio turnover rate (excluding MDRs) ...........................................
412% 436% 336% 337% 387%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
109
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Core Bond Portfolio
Class K
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of year ..............................
$ 8.52  $ 7.96  $ 8.14  $ 9.91  $ 10.46
Net investment income
(a)
....................................
0 .34  0 .34  0 .30  0 .17  0 .14
Net realized and unrealized gain (loss) ...........................
( 0 .12 ) 0 .57  ( 0 .18 ) ( 1 .70 ) ( 0 .14 )
Net increase (decrease) from investment operations ................... 0.22  0.91  0.12  (1.53) 0.00
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .32 ) ( 0 .35 ) ( 0 .28 ) ( 0 .16 ) ( 0 .19 )
From net realized gain ...................................... —  —  —  ( 0 .06 ) ( 0 .36 )
Return of capital .......................................... —  —  ( 0 .02 ) ( 0 .02 ) —
Total distributions ........................................... (0.32) (0.35) (0.30) (0.24) (0.55)
Net asset value, end of year .................................. $ 8.42  $ 8.52  $ 7.96  $ 8.14  $ 9.91
Total Return
(c)
Based on net asset value ..................................... 2.75% 11.73% 1.35% (15.68)% 0.02%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
0.42% 0.43% 0.43% 0.43% 0.42%
Total expenses after fees waived and/or reimbursed ...................
0.38% 0.38% 0.38% 0.39% 0.39%
Net investment income ......................................
4.17% 4.18% 3.56% 1.81% 1.40%
Supplemental Data
Net assets, end of year (000) ................................... $ 839,212  $ 802,248  $ 674,059  $ 584,718  $ 952,547
Portfolio turnover rate
(e)
....................................... 587% 583% 467% 533% 585%
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Portfolio turnover rate (excluding MDRs) ...........................................
412% 436% 336% 337% 387%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information
110
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Core Bond Portfolio
Class R
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of year .............................
$ 8.51  $ 7.95  $ 8.13  $ 9.89  $ 10.45
Net investment income
(a)
...................................
0 .30  0 .30  0 .25  0 .12  0 .09
Net realized and unrealized gain (loss) ..........................
( 0 .12 ) 0 .57  ( 0 .18 ) ( 1 .69 ) ( 0 .15 )
Net increase (decrease) from investment operations .................. 0.18  0.87  0.07  (1.57) (0.06)
Distributions
(b)
– – – – –
From net investment income ................................ ( 0 .28 ) ( 0 .31 ) ( 0 .24 ) ( 0 .11 ) ( 0 .14 )
From net realized gain ..................................... —  —  —  ( 0 .06 ) ( 0 .36 )
Return of capital ......................................... —  —  ( 0 .01 ) ( 0 .02 ) —
Total distributions .......................................... (0.28) (0.31) (0.25) (0.19) (0.50)
Net asset value, end of year ................................. $ 8.41  $ 8.51  $ 7.95  $ 8.13  $ 9.89
Total Return
(c)
Based on net asset value .................................... 2.19% 11.13% 0.79% (16.07)% (0.64)%
Ratios to Average Net Assets
(d)
Total expen ses ...........................................
1.14% 1.16% 1.15% 1.20% 1.13%
Total expenses after fees waived and/or reimbursed ..................
0.93% 0.93% 0.93% 0.94% 0.94%
Net investment income .....................................
3.61% 3.64% 3.02% 1.32% 0.87%
Supplemental Data
Net assets, end of year (000) .................................. $ 1,780  $ 1,669  $ 1,309  $ 1,084  $ 1,249
Portfolio turnover rate
(e)
...................................... 587% 583% 467% 533% 585%
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Portfolio turnover rate (excluding MDRs) ...........................................
412% 436% 336% 337% 387%
See notes to financial statements.

Consolidated Financial Highlights
(For a share outstanding throughout each period)
111
Financial Highlights
BlackRock High Yield Portfolio
Institutional
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of year ..............................
$ 7.23  $ 6.71  $ 6.48  $ 7.89  $ 7.42
Net investment income
(a)
....................................
0 .48  0 .49  0 .45  0 .37  0 .37
Net realized and unrealized gain (loss) ...........................
0 .06  0 .53  0 .23  ( 1 .38 ) 0 .48
Net increase (decrease) from investment operations ................... 0.54  1.02  0.68  (1.01) 0.85
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .52 ) ( 0 .50 ) ( 0 .45 ) ( 0 .38 ) ( 0 .38 )
From net realized gain ...................................... —  —  —  ( 0 .00 )
(c)
—
Return of capital .......................................... —  —  ( 0 .00 )
(c)
( 0 .02 ) —
Total distributions ........................................... (0.52) (0.50) (0.45) (0.40) (0.38)
Net asset value, end of year .................................. $ 7.25  $ 7.23  $ 6.71  $ 6.48  $ 7.89
Total Return
(d)
Based on net asset value ..................................... 7.79% 15.65% 10.70% (13.21)% 11.58%
Ratios to Average Net Assets
(e)
Total expen ses ............................................
0.57% 0.58% 0.58% 0.58% 0.57%
Total expenses after fees waived and/or reimbursed ...................
0.56% 0.57% 0.57% 0.57% 0.56%
Total expenses after fees waived and/or reimbursed and excluding interest expense . ..............................................
0.56% 0.57% 0.57% 0.57% 0.56%
Net investment income ......................................
6.76% 6.99% 6.62% 5.03% 4.73%
Supplemental Data
Net assets, end of year (000) ................................... $ 13,303,930  $ 12,561,460  $ 10,888,212  $ 10,232,728  $ 14,197,255
Portfolio turnover rate ........................................ 64% 74% 66% 67% 76%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information
112
BlackRock High Yield Portfolio
Service
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of year ..............................
$ 7.24  $ 6.71  $ 6.48  $ 7.89  $ 7.43
Net investment income
(a)
....................................
0 .46  0 .47  0 .43  0 .34  0 .35
Net realized and unrealized gain (loss) ...........................
0 .04  0 .54  0 .23  ( 1 .37 ) 0 .46
Net increase (decrease) from investment operations ................... 0.50  1.01  0.66  (1.03) 0.81
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .49 ) ( 0 .48 ) ( 0 .43 ) ( 0 .36 ) ( 0 .35 )
From net realized gain ...................................... —  —  —  ( 0 .00 )
(c)
—
Return of capital .......................................... —  —  ( 0 .00 )
(c)
( 0 .02 ) —
Total distributions ........................................... (0.49) (0.48) (0.43) (0.38) (0.35)
Net asset value, end of year .................................. $ 7.25  $ 7.24  $ 6.71  $ 6.48  $ 7.89
Total Return
(d)
Based on net asset value ..................................... 7.27% 15.49% 10.40% (13.46)% 11.11%
Ratios to Average Net Assets
(e)
Total expen ses ............................................
0.92% 0.86% 0.85% 0.87% 0.86%
Total expenses after fees waived and/or reimbursed ...................
0.90% 0.85% 0.84% 0.86% 0.85%
Total expenses after fees waived and/or reimbursed and excluding interest expense . ..............................................
0.90% 0.85% 0.84% 0.86% 0.85%
Net investment income ......................................
6.41% 6.71% 6.35% 4.64% 4.45%
Supplemental Data
Net assets, end of year (000) ................................... $ 80,881  $ 98,822  $ 81,439  $ 80,995  $ 133,295
Portfolio turnover rate ........................................ 64% 74% 66% 67% 76%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
113
Financial Highlights
BlackRock High Yield Portfolio
Investor A
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of year ..............................
$ 7.23  $ 6.71  $ 6.47  $ 7.88  $ 7.42
Net investment income
(a)
....................................
0 .46  0 .46  0 .42  0 .35  0 .34
Net realized and unrealized gain (loss) ...........................
0 .05  0 .53  0 .25  ( 1 .38 ) 0 .47
Net increase (decrease) from investment operations ................... 0.51  0.99  0.67  (1.03) 0.81
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .49 ) ( 0 .47 ) ( 0 .43 ) ( 0 .36 ) ( 0 .35 )
From net realized gain ...................................... —  —  —  ( 0 .00 )
(c)
—
Return of capital .......................................... —  —  ( 0 .00 )
(c)
( 0 .02 ) —
Total distributions ........................................... (0.49) (0.47) (0.43) (0.38) (0.35)
Net asset value, end of year .................................. $ 7.25  $ 7.23  $ 6.71  $ 6.47  $ 7.88
Total Return
(d)
Based on net asset value ..................................... 7.42% 15.24% 10.49% (13.52)% 11.06%
Ratios to Average Net Assets
(e)
Total expen ses ............................................
0.92% 0.94% 0.94% 0.92% 0.91%
Total expenses after fees waived and/or reimbursed ...................
0.91% 0.92% 0.92% 0.91% 0.90%
Total expenses after fees waived and/or reimbursed and excluding interest expense . ..............................................
0.90% 0.92% 0.92% 0.91% 0.90%
Net investment income ......................................
6.41% 6.64% 6.27% 4.72% 4.40%
Supplemental Data
Net assets, end of year (000) ................................... $ 1,130,232  $ 1,137,425  $ 1,069,375  $ 1,088,100  $ 1,408,666
Portfolio turnover rate ........................................ 64% 74% 66% 67% 76%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information
114
BlackRock High Yield Portfolio
Investor C
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of year ..............................
$ 7.24  $ 6.72  $ 6.48  $ 7.90  $ 7.43
Net investment income
(a)
....................................
0 .41  0 .42  0 .38  0 .29  0 .29
Net realized and unrealized gain (loss) ...........................
0 .06  0 .53  0 .25  ( 1 .38 ) 0 .48
Net increase (decrease) from investment operations ................... 0.47  0.95  0.63  (1.09) 0.77
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .45 ) ( 0 .43 ) ( 0 .39 ) ( 0 .31 ) ( 0 .30 )
From net realized gain ...................................... —  —  —  ( 0 .00 )
(c)
—
Return of capital .......................................... —  —  ( 0 .00 )
(c)
( 0 .02 ) —
Total distributions ........................................... (0.45) (0.43) (0.39) (0.33) (0.30)
Net asset value, end of year .................................. $ 7.26  $ 7.24  $ 6.72  $ 6.48  $ 7.90
Total Return
(d)
Based on net asset value ..................................... 6.72% 14.50% 9.76% (14.18)% 10.46%
Ratios to Average Net Assets
(e)
Total expen ses ............................................
1.58% 1.58% 1.58% 1.58% 1.57%
Total expenses after fees waived and/or reimbursed ...................
1.56% 1.56% 1.58% 1.58% 1.56%
Total expenses after fees waived and/or reimbursed and excluding interest expense . ..............................................
1.56% 1.56% 1.58% 1.58% 1.56%
Net investment income ......................................
5.75% 6.00% 5.61% 3.98% 3.74%
Supplemental Data
Net assets, end of year (000) ................................... $ 80,859  $ 80,867  $ 80,427  $ 95,815  $ 159,580
Portfolio turnover rate ........................................ 64% 74% 66% 67% 76%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
115
Financial Highlights
BlackRock High Yield Portfolio
Class K
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of year ..............................
$ 7.24  $ 6.71  $ 6.48  $ 7.89  $ 7.43
Net investment income
(a)
....................................
0 .49  0 .50  0 .45  0 .37  0 .38
Net realized and unrealized gain (loss) ...........................
0 .05  0 .53  0 .24  ( 1 .37 ) 0 .46
Net increase (decrease) from investment operations ................... 0.54  1.03  0.69  (1.00) 0.84
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .53 ) ( 0 .50 ) ( 0 .46 ) ( 0 .39 ) ( 0 .38 )
From net realized gain ...................................... —  —  —  ( 0 .00 )
(c)
—
Return of capital .......................................... —  —  ( 0 .00 )
(c)
( 0 .02 ) —
Total distributions ........................................... (0.53) (0.50) (0.46) (0.41) (0.38)
Net asset value, end of year .................................. $ 7.25  $ 7.24  $ 6.71  $ 6.48  $ 7.89
Total Return
(d)
Based on net asset value ..................................... 7.75% 15.92% 10.81% (13.12)% 11.53%
Ratios to Average Net Assets
(e)
Total expen ses ............................................
0.47% 0.48% 0.48% 0.49% 0.48%
Total expenses after fees waived and/or reimbursed ...................
0.46% 0.47% 0.48% 0.48% 0.47%
Total expenses after fees waived and/or reimbursed and excluding interest expense . ..............................................
0.46% 0.47% 0.48% 0.48% 0.47%
Net investment income ......................................
6.85% 7.07% 6.72% 5.09% 4.86%
Supplemental Data
Net assets, end of year (000) ................................... $ 13,139,780  $ 11,427,594  $ 7,249,086  $ 6,116,737  $ 7,883,370
Portfolio turnover rate ........................................ 64% 74% 66% 67% 76%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Consolidated Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information
116
BlackRock High Yield Portfolio
Class R
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of year ..............................
$ 7.23  $ 6.71  $ 6.47  $ 7.89  $ 7.42
Net investment income
(a)
....................................
0 .44  0 .45  0 .41  0 .33  0 .32
Net realized and unrealized gain (loss) ...........................
0 .06  0 .53  0 .24  ( 1 .39 ) 0 .48
Net increase (decrease) from investment operations ................... 0.50  0.98  0.65  (1.06) 0.80
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .48 ) ( 0 .46 ) ( 0 .41 ) ( 0 .34 ) ( 0 .33 )
From net realized gain ...................................... —  —  —  ( 0 .00 )
(c)
—
Return of capital .......................................... —  —  ( 0 .00 )
(c)
( 0 .02 ) —
Total distributions ........................................... (0.48) (0.46) (0.41) (0.36) (0.33)
Net asset value, end of year .................................. $ 7.25  $ 7.23  $ 6.71  $ 6.47  $ 7.89
Total Return
(d)
Based on net asset value ..................................... 7.19% 14.97% 10.22% (13.84)% 10.94%
Ratios to Average Net Assets
(e)
Total expen ses ............................................
1.14% 1.17% 1.17% 1.16% 1.15%
Total expenses after fees waived and/or reimbursed ...................
1.13% 1.16% 1.17% 1.16% 1.14%
Total expenses after fees waived and/or reimbursed and excluding interest expense . ..............................................
1.12% 1.16% 1.17% 1.16% 1.14%
Net investment income ......................................
6.19% 6.40% 6.03% 4.51% 4.16%
Supplemental Data
Net assets, end of year (000) ................................... $ 111,727  $ 110,249  $ 91,412  $ 91,124  $ 109,138
Portfolio turnover rate ........................................ 64% 74% 66% 67% 76%
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Amount is greater than $(0.005) per share.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
See notes to financial statements.

Financial Highlights
(For a share outstanding throughout each period)
117
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Institutional
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of year ..............................
$ 9.16  $ 8.82  $ 8.91  $ 9.72  $ 9.71
Net investment income
(a)
....................................
0 .41  0 .40  0 .33  0 .15  0 .12
Net realized and unrealized gain (loss) ...........................
0 .03  0 .34  0 .00
(b)
( 0 .79 ) 0 .02
Net increase (decrease) from investment operations ................... 0.44  0.74  0.33  (0.64) 0.14
Distributions
(c)
– – – – –
From net investment income ................................. ( 0 .40 ) ( 0 .33 ) ( 0 .42 ) ( 0 .17 ) ( 0 .13 )
Return of capital .......................................... ( 0 .02 ) ( 0 .07 ) —  —  —
Total distributions ........................................... (0.42) (0.40) (0.42) (0.17) (0.13)
Net asset value, end of year .................................. $ 9.18  $ 9.16  $ 8.82  $ 8.91  $ 9.72
Total Return
(d)
Based on net asset value ..................................... 4.88% 8.63% 3.77% (6.61)% 1.47%
Ratios to Average Net Assets
(e)
Total expen ses ............................................
0.46% 0.45% 0.43% 0.43% 0.44%
Total expenses after fees waived and/or reimbursed ...................
0.40% 0.40% 0.40% 0.40% 0.40%
Net investment income ......................................
4.55% 4.49% 3.71% 1.58% 1.20%
Supplemental Data
Net assets, end of year (000) ................................... $ 3,059,208  $ 3,407,604  $ 3,599,334  $ 4,789,552  $ 6,395,606
Portfolio turnover rate
(f)
....................................... 182% 134% 212% 163% 129%
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Portfolio turnover rate (excluding MDRs) ...........................................
175% 121% 183% 153% 125%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information
118
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Investor A
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of year ..............................
$ 9.15  $ 8.82  $ 8.90  $ 9.72  $ 9.71
Net investment income
(a)
....................................
0 .39  0 .38  0 .31  0 .13  0 .09
Net realized and unrealized gain (loss) ...........................
0 .03  0 .33  0 .01  ( 0 .80 ) 0 .03
Net increase (decrease) from investment operations ................... 0.42  0.71  0.32  (0.67) 0.12
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .37 ) ( 0 .31 ) ( 0 .40 ) ( 0 .15 ) ( 0 .11 )
Return of capital .......................................... ( 0 .02 ) ( 0 .07 ) —  —  —
Total distributions ........................................... (0.39) (0.38) (0.40) (0.15) (0.11)
Net asset value, end of year .................................. $ 9.18  $ 9.15  $ 8.82  $ 8.90  $ 9.72
Total Return
(c)
Based on net asset value ..................................... 4.73% 8.24% 3.63% (6.95)% 1.22%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
0.72% 0.71% 0.69% 0.74% 0.74%
Total expenses after fees waived and/or reimbursed ...................
0.65% 0.65% 0.65% 0.65% 0.65%
Net investment income ......................................
4.30% 4.24% 3.46% 1.34% 0.96%
Supplemental Data
Net assets, end of year (000) ................................... $ 527,308  $ 561,166  $ 676,646  $ 916,865  $ 1,199,702
Portfolio turnover rate
(e)
....................................... 182% 134% 212% 163% 129%
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Portfolio turnover rate (excluding MDRs) ...........................................
175% 121% 183% 153% 125%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
119
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Investor A1
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of year ..............................
$ 9.16  $ 8.83  $ 8.91  $ 9.73  $ 9.71
Net investment income
(a)
....................................
0 .40  0 .39  0 .32  0 .14  0 .11
Net realized and unrealized gain (loss) ...........................
0 .04  0 .34  0 .01  ( 0 .80 ) 0 .03
Net increase (decrease) from investment operations ................... 0.44  0.73  0.33  (0.66) 0.14
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .39 ) ( 0 .33 ) ( 0 .41 ) ( 0 .16 ) ( 0 .12 )
Return of capital .......................................... ( 0 .02 ) ( 0 .07 ) —  —  —
Total distributions ........................................... (0.41) (0.40) (0.41) (0.16) (0.12)
Net asset value, end of year .................................. $ 9.19  $ 9.16  $ 8.83  $ 8.91  $ 9.73
Total Return
(c)
Based on net asset value ..................................... 4.89% 8.39% 3.78% (6.80)% 1.48%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
0.63% 0.63% 0.63% 0.62% 0.59%
Total expenses after fees waived and/or reimbursed ...................
0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income ......................................
4.44% 4.39% 3.62% 1.50% 1.13%
Supplemental Data
Net assets, end of year (000) ................................... $ 3,818  $ 4,170  $ 4,532  $ 5,134  $ 6,710
Portfolio turnover rate
(e)
....................................... 182% 134% 212% 163% 129%
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Portfolio turnover rate (excluding MDRs) ...........................................
175% 121% 183% 153% 125%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information
120
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Investor C
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of year ..............................
$ 9.15  $ 8.82  $ 8.90  $ 9.72  $ 9.70
Net investment income
(a)
....................................
0 .32  0 .31  0 .24  0 .05  0 .02
Net realized and unrealized gain (loss) ...........................
0 .03  0 .33  0 .01  ( 0 .79 ) 0 .04
Net increase (decrease) from investment operations ................... 0.35  0.64  0.25  (0.74) 0.06
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .31 ) ( 0 .26 ) ( 0 .33 ) ( 0 .08 ) ( 0 .04 )
Return of capital .......................................... ( 0 .01 ) ( 0 .05 ) —  —  —
Total distributions ........................................... (0.32) (0.31) (0.33) (0.08) (0.04)
Net asset value, end of year .................................. $ 9.18  $ 9.15  $ 8.82  $ 8.90  $ 9.72
Total Return
(c)
Based on net asset value ..................................... 3.95% 7.43% 2.86% (7.65)% 0.57%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
1.46% 1.46% 1.45% 1.45% 1.45%
Total expenses after fees waived and/or reimbursed ...................
1.40% 1.40% 1.40% 1.40% 1.40%
Net investment income ......................................
3.54% 3.49% 2.70% 0.58% 0.23%
Supplemental Data
Net assets, end of year (000) ................................... $ 16,497  $ 19,857  $ 26,808  $ 36,103  $ 51,625
Portfolio turnover rate
(e)
....................................... 182% 134% 212% 163% 129%
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Portfolio turnover rate (excluding MDRs) ...........................................
175% 121% 183% 153% 125%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
121
Financial Highlights
(a)
Based on average shares outstanding.
(b)
Amount is less than $0.005 per share.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
See notes to financial statements.
BlackRock Low Duration Bond Portfolio
Class K
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of year ..............................
$ 9.15  $ 8.81  $ 8.90  $ 9.72  $ 9.70
Net investment income
(a)
....................................
0 .42  0 .41  0 .33  0 .15  0 .12
Net realized and unrealized gain (loss) ...........................
0 .02  0 .34  0 .00
(b)
( 0 .79 ) 0 .04
Net increase (decrease) from investment operations ................... 0.44  0.75  0.33  (0.64) 0.16
Distributions
(c)
– – – – –
From net investment income ................................. ( 0 .40 ) ( 0 .34 ) ( 0 .42 ) ( 0 .18 ) ( 0 .14 )
Return of capital .......................................... ( 0 .02 ) ( 0 .07 ) —  —  —
Total distributions ........................................... (0.42) (0.41) (0.42) (0.18) (0.14)
Net asset value, end of year .................................. $ 9.17  $ 9.15  $ 8.81  $ 8.90  $ 9.72
Total Return
(d)
Based on net asset value ..................................... 4.93% 8.68% 3.82% (6.67)% 1.63%
Ratios to Average Net Assets
(e)
Total expen ses ............................................
0.37% 0.38% 0.37% 0.37% 0.37%
Total expenses after fees waived and/or reimbursed ...................
0.35% 0.35% 0.35% 0.35% 0.36%
Net investment income ......................................
4.60% 4.54% 3.76% 1.65% 1.23%
Supplemental Data
Net assets, end of year (000) ................................... $ 688,946  $ 538,692  $ 617,831  $ 814,127  $ 943,607
Portfolio turnover rate
(f)
....................................... 182% 134% 212% 163% 129%
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Portfolio turnover rate (excluding MDRs) ...........................................
175% 121% 183% 153% 125%

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information
122
(a)
Based on average shares outstanding.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)
Where applicable, assumes the reinvestment of distributions.
(d)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(e)
Includes mortgage dollar roll transactions ("MDRs"). Additional information regarding portfolio turnover rate is as follows:
BlackRock Low Duration Bond Portfolio
Class R
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Net asset value, beginning of year ..............................
$ 9.15  $ 8.82  $ 8.90  $ 9.72  $ 9.70
Net investment income
(a)
....................................
0 .37  0 .36  0 .29  0 .11  0 .07
Net realized and unrealized gain (loss) ...........................
0 .03  0 .33  0 .01  ( 0 .80 ) 0 .03
Net increase (decrease) from investment operations ................... 0.40  0.69  0.30  (0.69) 0.10
Distributions
(b)
– – – – –
From net investment income ................................. ( 0 .36 ) ( 0 .30 ) ( 0 .38 ) ( 0 .13 ) ( 0 .08 )
Return of capital .......................................... ( 0 .01 ) ( 0 .06 ) —  —  —
Total distributions ........................................... (0.37) (0.36) (0.38) (0.13) (0.08)
Net asset value, end of year .................................. $ 9.18  $ 9.15  $ 8.82  $ 8.90  $ 9.72
Total Return
(c)
Based on net asset value ..................................... 4.47% 7.97% 3.37% (7.18)% 1.07%
Ratios to Average Net Assets
(d)
Total expen ses ............................................
1.12% 1.09% 1.05% 1.09% 1.07%
Total expenses after fees waived and/or reimbursed ...................
0.90% 0.90% 0.90% 0.90% 0.91%
Net investment income ......................................
4.04% 3.98% 3.21% 1.17% 0.72%
Supplemental Data
Net assets, end of year (000) ................................... $ 1,596  $ 1,854  $ 2,154  $ 2,721  $ 2,153
Portfolio turnover rate
(e)
....................................... 182% 134% 212% 163% 129%
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Year Ended
09/30/21
Portfolio turnover rate (excluding MDRs) ...........................................
175% 121% 183% 153% 125%
See notes to financial statements.

Notes to Financial Statements
123
Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:
Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A, Investor A1, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Investor A1 Shares are only available for dividend and capital gain reinvestment by existing shareholders, and for purchase by certain employer-
sponsored retirement plans. Class R Shares are sold without a sales charge and only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor
A Shares distribution and service plan).
The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
Basis of Consolidation:
 The accompanying consolidated financial statements of High Yield  include the accounts of BR-HIYLD Subsidiary II, LLC (the “Taxable Subsidiary”),
which is a wholly-owned taxable subsidiary of High Yield. The Taxable Subsidiary enables High Yield to hold certain pass-through investments and satisfy regulated investment company tax requirements. Income earned and gains realized on the investments held by the Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations for High Yield. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for High Yield. Taxes payable or deferred as of September 30, 2025 , if any, are disclosed in the Consolidated Statement of Assets and Liabilities for High Yield. High Yield may invest up to 25% of its total assets in the Taxable Subsidiary. The net assets of the Taxable Subsidiary as of period end were $30, which is less than 0.01% of High Yield’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Taxable Subsidiary is subject to the same investment policies and restrictions that apply to High Yield.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition :
For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized .
Fund Name Herein Referred To As
Diversification
Classification
BlackRock Core Bond Portfolio ............................................... Core Bond Diversified
BlackRock High Yield Portfolio ................................................ High Yield Diversified
BlackRock Low Duration Bond Portfolio .......................................... Low Duration Bond Diversified
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge ("CDSC")
Conversion Privilege
Institutional, Service, Class K and Class R Shares .......................... No No None
Investor A Shares .............................................. Yes No
(a)
None
Investor A1 Shares ............................................. No
(b)
No
(c)
None
Investor C Shares ............................................. No Yes
(d)
To Investor A Shares after
approximately 8 years
(a)
Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)
Investor A1 Shares are subject to a maximum sales charge on purchases of 1.00%. The sales charge does not apply to dividend and capital gain reinvestments by existing shareholders and new purchases for certain employer-sponsored retirement plans, which are currently the only investors who may invest in Investor A1 Shares.
(c)
Investor A1 Shares may be subject to CDSC for certain redemptions where no initial sales charge was paid at the time of purchase. However, the CDSC does not apply to redemptions by certain employer-sponsored retirement plans or to redemptions of shares acquired through reinvestment of dividends and capital gains by existing shareholders.
(d)
A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
124
Foreign Currency Translation:
Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes:
The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2025 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Cash:
The Funds may maintain cash at their custodian which, at times may exceed United States federally insured limits. The Funds may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization:
If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:
Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP .
Deferred Compensation Plan:
Under the Deferred Compensation Plan (the “Plan”) approved by the Board of Trustees of the Trust (the “Board”), the  trustees who are not
“interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statements of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications:
In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.
Other:
Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting:
The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Funds' adoption of the new standard impacted financial statement disclosures only and did not affect each Fund's financial position or results of operations.
The Chief Financial Officer acts as the Funds' Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:
 Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of each Fund’s Manager as the valuation

Notes to Financial Statements
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125
Notes to Financial Statements
designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies:
The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Exchange-traded funds (“ETFs”) and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. ETFs and closed-end funds traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid (long positions) or ask (short positions) price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-
traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps
(“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.
Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate market data and discounted cash flows. Total return and equity swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using models that incorporate market trades and fair value of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager’s policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
126
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Certain information made available by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.
Fair Value Hierarchy:
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that each Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
As of September 30, 2025, certain investments of the High Yield Portfolio Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
4. SECURITIES AND OTHER INVESTMENTS
Asset-Backed and Mortgage-Backed Securities:
Asset-backed securities are generally issued as pass-through certificates or as debt instruments. Asset-backed securities issued as pass-through certificates represent undivided fractional ownership interests in an underlying pool of assets. Asset-backed securities issued as debt instruments, which are also known as collateralized obligations, are typically issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security will have the effect of shortening the maturity of the security. In addition, a fund may subsequently have to reinvest the proceeds at lower interest rates. If a fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.
For mortgage pass-through securities (the “Mortgage Assets”) there are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to

Notes to Financial Statements
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127
Notes to Financial Statements
the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie
Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.
Non-agency mortgage-backed securities are securities issued by non-governmental issuers and have no direct or indirect government guarantees of payment and are subject to various risks. Non-agency mortgage loans are obligations of the borrowers thereunder only and are not typically insured or guaranteed by any other person or entity. The ability of a borrower to repay a loan is dependent upon the income or assets of the borrower. A number of factors, including a general economic downturn, acts of
God, terrorism, social unrest and civil disturbances, may impair a borrower’s ability to repay its loans.
Collateralized Debt Obligations:
Collateralized debt obligations (“CDOs”), including collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”), are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.
Inflation-Indexed Bonds:
Inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation rises or falls, the principal value of inflation-indexed bonds (other than municipal inflation-indexed and certain corporate inflation-indexed bonds) will be adjusted upward or downward, and consequently the interest payable on these securities
(calculated with respect to a larger or smaller principal amount) will be increased or reduced, respectively. Any upward or downward adjustment in the principal amount of an inflation-indexed bond is included as interest income in the Statements of Operations, even though investors do not receive their principal until maturity. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is typically reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-
indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
Multiple Class Pass-Through Securities:
Multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities, may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by a pool of residential or commercial mortgage loans or Mortgage Assets. The payments on these are used to make payments on the CMOs or multiple pass-through securities. Multiple class pass-through securities represent direct ownership interests in the Mortgage
Assets. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, a fund’s initial investment in the IOs may not fully recoup.
Stripped Mortgage-Backed Securities:
Stripped mortgage-backed securities are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of
Mortgage Assets. Stripped mortgage-backed securities may be privately issued.
Zero-Coupon Bonds:
Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities:
Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.
Preferred Stocks:
Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Floating Rate Loan Interests:
Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may

Notes to Financial Statements
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BlackRock Annual Financial Statements and Additional Information
128
result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, a fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statements of Assets and Liabilities and Statements of Operations. As of period end, the Funds had the following unfunded floating rate loan interests:
=
TBA Commitments:
TBA commitments are forward agreements for the purchase or sale of securities, including mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. When entering into TBA commitments, a fund may take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction. TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date, if there are expenses or delays in connection with the TBA transactions, or if the counterparty fails to complete the transaction.
In order to better define contractual rights and to secure rights that will help a fund mitigate its counterparty risk, TBA commitments may be entered into by a fund under
Master Securities Forward Transaction Agreements (each, an “MSFTA”). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by a fund and the counterparty. Cash collateral that has been pledged to cover the obligations of a fund and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral for TBA commitments or cash received as collateral for TBA commitments, respectively. Non-cash collateral pledged by a fund, if any, is noted in the Schedules of
Investments. Typically, a fund is permitted to sell, re-pledge or use the collateral it receives; however, the counterparty is not permitted to do so. To the extent amounts due to a fund are not fully collateralized, contractually or otherwise, a fund bears the risk of loss from counterparty non-performance.
Mortgage Dollar Roll Transactions
: The Funds may sell TBA mortgage-backed securities and simultaneously contract to repurchase substantially similar (i.e., same type, coupon and maturity) securities on a specific future date at an agreed upon price. During the period between the sale and repurchase, a fund is not entitled to receive interest and principal payments on the securities sold. Mortgage dollar roll transactions are treated as purchases and sales and a fund realizes gains and losses on these transactions. Mortgage dollar rolls involve the risk that the market value of the securities that a fund is required to purchase may decline below the agreed upon repurchase price of those securities.
Short Sale Transactions:
In short sale transactions, a fund sells a security it does not hold in anticipation of a decline in the market price of that security. When a fund makes a short sale, it will borrow the security sold short from a broker/counterparty and deliver the security to the purchaser. To close out a short position, a fund delivers the same security to the broker and records a liability to reflect the obligation to return the security to the broker. The amount of the liability is subsequently marked-to-market to
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
High Yield
GrafTech Global Enterprises, Inc., Delayed Draw 1st Lien Term
Loan ......................................... $ 3,506,941 $ 3,506,940 $ 3,561,298 $ 54,358
High Yield Jupiter Buyer, Inc., Delayed Draw 1st Lien Term Loan ........ 549,638 546,890 552,958 6,068
High Yield Kaman Corp., Delayed Draw 1st Lien Term Loan ............ 1,982,780 1,978,183 1,975,165 (3,018)
High Yield Pinnacle Buyer, LLC, Delayed Draw 1st Lien Term Loan ....... 1,688,570 1,688,570 1,690,681 2,111
High Yield Signia Aerospace LLC, Delayed Draw 1st Lien Term Loan ..... 492,569 491,338 492,569 1,231
High Yield SWF Holdings I Corp., Delayed Draw 1st Lien Term Loan ...... 3,260,026 3,260,026 3,264,101 4,075
$ 64,825

Notes to Financial Statements
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129
Notes to Financial Statements
reflect the market value of the short sale. A fund maintains a segregated account of securities or deposits cash with the broker-dealer as collateral for the short sales. Cash deposited with the broker is recorded as an asset in the Statements of Assets and Liabilities. Securities segregated as collateral are denoted in the Schedules of Investments.
A fund may pay a financing fee for the difference between the market value of the short position and the cash collateral deposited with the broker which would be recorded as interest expense. A fund is required to repay the counterparty any dividends received on the security sold short, which, if applicable, is shown as dividend expense in the
Statements of Operations. A fund may pay a fee on the assets borrowed from the counterparty, which, if applicable, is shown as broker fees and expenses on short sales in the Statements of Operations. A fund is exposed to market risk based on the amount, if any, that the market value of the security increases beyond the market value at which the position was sold. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of an unlimited loss since there is an unlimited potential for the market price of the security sold short to increase. A gain is limited to the price at which a fund sold the security short. A realized gain or loss is recognized upon the termination of a short sale if the market price is either less than or greater than the proceeds originally received. There is no assurance that a fund will be able to close out a short position at a particular time or at an acceptable price.
Securities Lending:
 Certain Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock
Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the
Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of related collateral, if any, are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned, respectively.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default
(including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.
Futures Contracts:
Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment
As of period end, the following tables are a summary of the Funds' securities on loan by counterparty which are subject to offset under an MSLA:
Fund Name/Counterparty
Securities
Loaned at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
Net
Amount
High Yield
Goldman Sachs & Co. LLC ...................... $ 1 $ — $ — $ 1
Morgan Stanley .............................. 1,895 (1,895) — —
State Street Bank & Trust Co. .................... 109,775,230 (109,775,230) — —
$ 109,777,126 $ (109,777,125) $ — $ 1
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund's Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
130
of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts
: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statements of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Options:
The Funds may purchase and write call and put options to increase or decrease their exposure to the risks of underlying instruments, including equity risk, interest rate risk and/or commodity price risk and/or, in the case of options written, to generate gains from options premiums.
A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period.
Premiums paid on options purchased and premiums received on options written, as well as the daily fluctuation in market value, are included in investments at value –
unaffiliated and options written at value, respectively, in the Statements of Assets and Liabilities. When an instrument is purchased or sold through the exercise of an option, the premium is offset against the cost or proceeds of the underlying instrument. When an option expires, a realized gain or loss is recorded in the Statements of Operations to the extent of the premiums received or paid. When an option is closed or sold, a gain or loss is recorded in the Statements of Operations to the extent the cost of the closing transaction exceeds the premiums received or paid. When the Funds write a call option, such option is typically “covered,” meaning that they hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, cash is segregated in an amount sufficient to cover the obligation. These amounts, which are considered restricted, are included in cash pledged as collateral for options written in the Statements of Assets and Liabilities.
Swaptions – The Funds may purchase and write options on swaps (“swaptions”) primarily to preserve a return or spread on a particular investment or portion of the
Funds’ holdings, as a duration management technique or to protect against an increase in the price of securities it anticipates purchasing at a later date. The purchaser and writer of a swaption is buying or granting the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.
Foreign currency options - The Funds may purchase and write foreign currency options, foreign currency futures and options on foreign currency futures to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk). Foreign currency options give the purchaser the right to buy from or sell to the writer a foreign currency at any time before the expiration of the option.
Barrier options – The Funds may purchase and write a variety of options with non-standard payout structures or other features (“barrier options”) that are generally traded OTC.
The Funds may invest in various types of barrier options, including down-and-out options, down-and-in options, double no-touch options, one-touch options, instant one-touch options, up-and-out options and up-and-in options. Down-and-out options expire worthless to the purchaser if the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Down-and-in options expire worthless to the purchaser unless the price of the underlying instrument falls below a specific barrier price level prior to the expiration date. Double no-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument does not reach or surpass predetermined barrier price levels prior to the option’s expiration date. One-touch options and instant one-touch options provide the purchaser an agreed-upon payout if the price of the underlying instrument reaches or surpasses predetermined barrier price levels prior to the expiration date. Up-
and-out options expire worthless to the purchaser if the price of the underlying instrument increases beyond a predetermined barrier price level prior to the expiration date. Up-and-in options can only be exercised when the price of the underlying instrument increases beyond a predetermined barrier price level.
In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that they may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when they otherwise would not, or at a price different from the current market value.

Notes to Financial Statements
(continued)
131
Notes to Financial Statements
Swaps:
Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the CCP becomes the Funds’ counterparty on the swap. Each Fund is required to interface with the CCP through the broker. Upon entering into a centrally cleared swap, each Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated in the  Schedules of Investments and cash deposited is shown as cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Amounts pledged, which are considered restricted cash, are included in cash pledged for centrally cleared swaps in the Statements of Assets and Liabilities. Pursuant to the contract, each Fund agrees to receive from or pay to the broker variation margin. Variation margin is recorded as unrealized appreciation
(depreciation) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statements of Assets and Liabilities. Payments received from (paid
to) the counterparty are amortized over the term of the contract and recorded as realized gains (losses) in the Statements of Operations, including those at termination.
Credit default swaps — Credit default swaps are entered into to manage exposure to the market or certain sectors of the market, to reduce risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which a fund is not otherwise exposed (credit risk).
The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring). As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Total return swaps — Total return swaps are entered into to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket of underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instrument(s) or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Funds receive payment from or make a payment to the counterparty.
Interest rate swaps — Interest rate swaps are entered into to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate (interest rate risk).
Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex interest rate swaps, the notional principal amount may decline (or amortize) over time.
Forward swaps — The Funds may enter into forward interest rate swaps and forward total return swaps. In a forward swap, each Fund and the counterparty agree to make periodic net payments beginning on a specified date or a net payment at termination.
Inflation swaps — Inflation swaps are entered into to gain or reduce exposure to inflation (inflation risk). In an inflation swap, one party makes fixed interest payments on a notional principal amount in exchange for another party’s variable payments based on an inflation index, such as the Consumer Price Index.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements:
In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
132
Collateral Requirements:
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparties are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory:
The Trust, on behalf of  the Funds , entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.
For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:
The Manager provides investment management and other services to the Taxable Subsidiary. The Manager does not receive separate compensation from the Taxable
Subsidiary for providing investment management or administrative services. However, High Yield pays the Manager based on the Fund's net assets, which includes the assets of the Taxable Subsidiary.
With respect to High Yield, the Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”) (the "Sub-Adviser"), an affiliate of the Manager.
The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
With respect to Core Bond and Low Duration Bond, the Manager entered into separate sub-advisory agreements with each of BIL and BlackRock (Singapore) Limited (“BSL”)
(collectively, the “Sub-Advisers”), each an affiliate of the Manager. The Manager pays BIL and BSL for services they provide for that portion of each Fund for which BIL and
BSL, as applicable, acts as Sub-Adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by each Fund to the Manager.
Service and Distribution Fees:
The Trust , on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments,
LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing
Core Bond
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.350%
$1 billion - $2 billion ..................................................................................................... 0.340
$2 billion - $3 billion ..................................................................................................... 0.330
Greater than $3 billion ................................................................................................... 0.320
High Yield
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.500%
$1 billion - $2 billion ..................................................................................................... 0.450
$2 billion - $3 billion ..................................................................................................... 0.425
$3 billion - $25 billion .................................................................................................... 0.400
$25 billion - $30 billion ................................................................................................... 0.375
Greater than $30 billion ................................................................................................... 0.350
Low Duration
Bond
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.310%
$1 billion - $3 billion ..................................................................................................... 0.290
$3 billion - $5 billion ..................................................................................................... 0.280
$5 billion - $10 billion .................................................................................................... 0.270
Greater than $10 billion ................................................................................................... 0.260

Notes to Financial Statements
(continued)
133
Notes to Financial Statements
service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.
For the year ended September 30, 2025, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:
Administration:
The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended September 30, 2025, the following table shows the class specific administration fees borne directly by each share class of each Fund:
Transfer Agent:
Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the  year  ended September 30, 2025, the Funds  paid the following amounts to affiliates of BlackRock in return for these services, which are included in transfer agent — class specific in the Statements of Operations:
The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended September 30, 2025, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:
For the year ended September 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:
Share Class Service Fees Distribution Fees
Service .................................................................................................. 0.25% — %
Investor A ................................................................................................. 0.25 —
Investor A1 ................................................................................................ 0.10 —
Investor C ................................................................................................. 0.25 0.75
Class R .................................................................................................. 0.25 0.25
Fund Name Service Investor A Investor A1 Investor C Class R Total
Core Bond .................................................. $ — $ 859,173 $ — $ 135,075 $ 8,204 $ 1,002,452
High Yield ................................................... 223,210 2,777,068 — 793,104 551,326 4,344,708
Low Duration Bond ............................................ — 1,337,962 3,976 174,833 8,322 1,525,093
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Fund Name Institutional Service Investor A Investor A1 Investor C Class K Class R Total
Core Bond .................................... $ 519,868 $ — $ 68,734 $ — $ 2,702 $ 158,703 $ 328 $ 750,335
High Yield ..................................... 2,525,633 17,857 222,165 — 15,862 2,503,093 22,053 5,306,663
Low Duration Bond .............................. 555,966 — 107,037 795 3,497 124,318 333 791,946
Fund Name Institutional
High Yield ............................................................................................................... $ 84,096
Low Duration Bond ........................................................................................................ 373,188
Fund Name Institutional Service Investor A Investor A1 Investor C Class K Class R Total
Core Bond .................................... $ 4,715 $ — $ 9,362 $ — $ — $ 1,463 $ 93 $ 15,633
High Yield ..................................... 32,189 506 54,739 — 4,632 28,881 2,461 123,408
Low Duration Bond .............................. 5,181 — 6,259 274 933 1,173 99 13,919
Fund Name Institutional Service Investor A Investor A1 Investor C Class K Class R Total
Core Bond .................................... $ 2,922,497 $ — $ 427,178 $ — $ 11,653 $ 24,277 $ 3,646 $ 3,389,251
High Yield ..................................... 12,846,324 177,585 2,219,601 — 84,872 412,771 186,650 15,927,803
Low Duration Bond .............................. 2,390,831 — 547,615 6,411 14,831 10,643 4,073 2,974,404

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
134
Other Fees:
For the  year ended  September 30, 2025 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor
A Shares as follows:
For the year ended September 30, 2025, affiliates received CDSCs as follows:
Expense Limitations, Waivers, and Reimbursements:
With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through
June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations.
For the year ended September 30, 2025 , the amounts waived were as follows:
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-
income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the year ended September 30, 2025, the amounts waived in investment advisory fees pursuant to these arrangements were as follows:
With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026 , unless approved by the Board, including a majority of the
Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the year ended September 30, 2025, the amounts included in fees waived and/or reimbursed by the Manager in the Statements of Operations were as follows:
Fund Name Other Fees
Core Bond ............................................................................................................. $ 11,242
High Yield .............................................................................................................. 42,756
Low Duration Bond ....................................................................................................... 14,667
Fund Name Investor A Investor C
Core Bond .................................................................................................. $ 3,454 $ 599
High Yield ................................................................................................... 5,345 14,721
Low Duration Bond ............................................................................................ 1,994 4,473
Fund Name
Fees Waived
and/or
Reimbursed
by the Manager
Core Bond ............................................................................................................. $ 82,065
High Yield .............................................................................................................. 526,356
Low Duration Bond ....................................................................................................... 40,780
Fund Name
Fees Waived
and/or
Reimbursed
by the Manager
Core Bond ............................................................................................................. $ 15,575
High Yield .............................................................................................................. 3,455,846
Fund Name Institutional Service Investor A Investor A1 Investor C Class K Class R
Core Bond ....................................... 0.43 % N/A 0.68 % N/A 1.43% 0.38% 0.93%
High Yield ........................................ 0.67 1.02% 0.92 N/A 1.72 0.58 1.28
Low Duration Bond ................................. 0.40 N/A 0.65 0.50% 1.40 0.35 0.90
Fund Name
Fees Waived
and/or
Reimbursed
by the
Manager
Core Bond ............................................................................................................... $ 510,804
Low Duration Bond ......................................................................................................... 86,687

Notes to Financial Statements
(continued)
135
Notes to Financial Statements
In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived by the Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager — class specific, respectively, in the Statements of Operations. For the year ended September 30, 2025, class specific expense waivers and/or reimbursements were as follows:
hak
Securities Lending:
 The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The
Funds are responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional, managed by the Manager or its affiliates. However, BIM has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Funds bear to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been reinvested may impose a discretionary liquidity fee of up to 2% on all redemptions. Discretionary liquidity fees may be imposed or terminated at any time at the discretion of the board of directors of the money market fund, or its delegate, if it is determined that such fee would be, or would not be, respectively, in the best interest of the money market fund. Additionally, the money market fund will impose a mandatory liquidity fee if the money market fund's total net redemptions on a single day exceed 5% of the money market fund's net assets, unless the amount of the fee is less than 0.01% of the value of the shares redeemed. The money market fund will determine the size of the mandatory liquidity fee by making a good faith estimate of certain costs the money market fund would incur if it were to sell a pro rata amount of each security in the portfolio to satisfy the amount of net redemptions on that day. There is no limit to the size of a mandatory liquidity fee. If the money market fund cannot estimate the costs of selling a pro rata amount of each portfolio security in good faith and supported by data, it is required to apply a default liquidity fee of 1% on the value of shares redeemed on that day.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BIM as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, High Yield retains 82% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeds specified thresholds, High Yield, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment fees), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
Prior to January 1, 2025, the Fund retained 81% of securities lending income (which excluded collateral investment fees) and the amount retained could never be less than
70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Fixed-Income Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year 81% of securities lending income (which excluded collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by High Yield is shown as securities lending income — affiliated — net in the Statements of Operation. For the year ended September 30, 2025, the Fund paid BIM $271,946 for securities lending agent services.
Interfund Lending:
Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the SEC, each Fund could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Funds did not participate in the Interfund Lending Program.
Fund Name/Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Core Bond
Institutional .................................................................................... $ 519,868 $ 1,626,426
Investor A ..................................................................................... 68,734 255,476
Investor C ..................................................................................... 2,702 4,871
Class K ...................................................................................... 158,519 24,274
Class R ...................................................................................... 328 2,817
$ 750,151 $ 1,913,864
High Yield
Investor A ..................................................................................... 7,809 —
$ 7,809 $ —
Low Duration Bond
Institutional .................................................................................... 555,702 924,220
Investor A ..................................................................................... 107,037 268,139
Investor A1 .................................................................................... 795 4,323
Investor C ..................................................................................... 3,493 5,696
Class K ...................................................................................... 114,751 7,064
Class R ...................................................................................... 333 3,194
$ 782,111 $ 1,212,636

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
136
Trustees and Officers:
Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds' Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.
7. PURCHASES AND SALES
For the year ended September 30, 2025, purchases and sales related to mortgage dollar rolls were as follows:
For the year ended September 30, 2025, purchases and sales related to mortgage dollar rolls were as follows:
8. INCOME TAX INFORMATION
It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S.
federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Funds’ NAV.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAVs per share. As of period end, permanent differences attributable to nondeductible expenses were reclassified to the following accounts:
The tax character of distributions paid was as follows:
U.S. Government Securities Other Securities
Fund Name Purchases Sales Purchases Sales
Core Bond .......................................................... $ 21,728,073,977 $ 21,921,050,843 $ 2,449,387,977 $ 2,471,185,613
High Yield ........................................................... — — 18,177,476,022 16,411,402,680
Low Duration Bond .................................................... 4,519,949,828 4,851,006,284 2,692,502,649 2,336,514,961
Fund Name Purchases Sales
Core Bond .......................................................................................... $ 7,212,634,192 $ 7,216,038,661
Low Duration Bond .................................................................................... 255,434,151 255,484,247
Fund Name Paid-in Capital
Accumulated
Earnings (Loss)
High Yield ................................................................................ $ (7,028) $ 7,028
Fund Name
Year Ended
09/30/25
Year Ended
09/30/24
Core Bond
Ordinary income ........................................................................................... $ 144,645,778 $ 164,153,817
High Yield
Ordinary income ........................................................................................... $ 1,928,409,700 $ 1,554,021,208
Low Duration Bond
Ordinary income ........................................................................................... $ 172,462,043 $ 169,268,263
Return of capital ........................................................................................... $ 6,855,207 $ 36,411,706
$ 179,317,250 $ 205,679,969

Notes to Financial Statements
(continued)
137
Notes to Financial Statements
As of September 30, 2025, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain futures and foreign currency exchange contracts, the accrual of income on securities in default, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the timing and recognition of partnership income, the accounting for swap agreements, the deferral of compensation to trustees and the classification of investments.
(c)
The Fund has elected to defer these qualified late-year losses and recognize such losses in the next taxable year.
During the year ended September 30, 2025, the Funds listed below utilized the following amounts of their respective capital loss carryforwards:
As of September 30, 2025, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of each Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate (“OBFR”) (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum,
(b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple
SOFR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in April 2026 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds.
During the year ended September 30, 2025, the Funds did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to mandatory and discretionary liquidity fees under certain circumstances.
Market Risk
: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.
Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities.
Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Qualified Late-Year
Ordinary Losses
(c)
Total
Core Bond .............................................. $ 2,706,113 $ (451,719,650) $ (110,824,458) $ — $ (559,837,995)
High Yield ............................................... 75,955,581 (1,389,532,051) 590,581,819 — (722,994,651)
Low Duration Bond ........................................ — (516,682,052) 28,011,466 (596,979) (489,267,565)
Fund Name Amount Utilized
High Yield .......................................................................................................... $ 13,363,021
Low Duration Bond ................................................................................................... 8,844,789
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core Bond ...................................................... $ 4,217,910,172 $ 39,199,176 $ (147,771,793) $ (108,572,617)
High Yield ...................................................... 27,263,509,225 902,026,396 (230,456,588) 671,569,808
Low Duration Bond ................................................ 4,170,634,313 58,961,432 (22,670,606) 36,290,826

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
138
the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.
Valuation Risk:
The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A
Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests. A Fund’s ability to value its investments may also be impacted by technological issues and/
or errors by pricing services or other third-party service providers.
The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk:
The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
For OTC options purchased, each Fund bears the risk of loss in the amount of the premiums paid plus the positive change in market values net of any collateral held by the Funds should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform. The Funds may be exposed to counterparty credit risk with respect to options written to the extent each
Fund deposits collateral with its counterparty to a written option.
With exchange-traded options purchased and exchange-traded futures and centrally cleared swaps, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract;
therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:
 A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
Certain Funds invest a significant portion of their assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”) or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Funds may be subject to a greater risk of rising interest rates during a period of historically low interest rates. Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Funds' performance.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Notes to Financial Statements
(continued)
139
Notes to Financial Statements
Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-
backed securities. When a fund concentrates its investments in this manner, it assumes a greater risk of prepayment or payment extension by securities issuers. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions. Investment percentages in these securities are presented in the Schedules of Investments.
Significant Shareholder Redemption Risk:
Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
d
Year Ended
09/30/25
Year Ended
09/30/24
Fund Name/Share Class
Shares Amount Shares Amount
Core Bond
Institutional
Shares sold ..........................................
65,204,228 $ 536,666,865 125,144,171 $ 1,019,674,666
Shares issued in reinvestment of distributions .....................
10,064,657 83,067,986 11,681,354 95,953,257
Shares redeemed ......................................
(141,306,716) (1,164,455,894) (148,361,639) (1,203,338,723)
(66,037,831) $ (544,721,043) (11,536,114) $ (87,710,800)
Investor A
Shares sold and automatic conversion of shares ....................
7,966,158 $ 65,672,728 9,221,438 $ 75,738,231
Shares issued in reinvestment of distributions .....................
1,417,955 11,722,421 1,723,288 14,168,493
Shares redeemed ......................................
(11,082,415) (91,288,577) (13,624,210) (111,748,723)
(1,698,302) $ (13,893,428) (2,679,484) $ (21,841,999)
Investor C
Shares sold ..........................................
417,367 $ 3,427,893 568,506 $ 4,643,549
Shares issued in reinvestment of distributions .....................
45,074 370,810 53,168 435,152
Shares redeemed and automatic conversion of shares ...............
(459,520) (3,773,385) (751,560) (6,145,493)
2,921 $ 25,318 (129,886) $ (1,066,792)
Class K
Shares sold ..........................................
27,038,040 $ 223,509,088 25,577,986 $ 210,226,220
Shares issued in reinvestment of distributions .....................
3,354,059 27,777,773 3,360,391 27,695,504
Shares redeemed ......................................
(24,961,348) (205,941,894) (19,409,320) (159,193,832)
5,430,751 $ 45,344,967 9,529,057 $ 78,727,892
Class R
Shares sold ..........................................
46,232 $ 380,274 54,760 $ 453,582
Shares issued in reinvestment of distributions .....................
6,195 51,210 6,600 54,339
Shares redeemed ......................................
(36,971) (305,861) (29,856) (246,742)
15,456 $ 125,623 31,504 $ 261,179
(62,287,005) $ (513,118,563) (4,784,923) $ (31,630,520)
High Yield
Institutional
Shares sold ..........................................
775,855,359 $ 5,523,420,651 602,431,077 $ 4,178,219,039
Shares issued in reinvestment of distributions .....................
120,668,795 862,403,375 114,694,561 803,834,943
Shares redeemed ......................................
(798,279,379) (5,636,963,873) (603,181,707) (4,178,778,707)
98,244,775 $ 748,860,153 113,943,931 $ 803,275,275
Service
Shares sold ..........................................
6,636,782 $ 47,341,399 6,629,134 $ 46,712,352
Shares issued in reinvestment of distributions .....................
853,582 6,101,378 843,584 5,918,800
Shares redeemed ......................................
(9,994,637) (71,379,586) (5,948,560) (41,843,138)
(2,504,273) $ (17,936,809) 1,524,158 $ 10,788,014
Investor A
Shares sold and automatic conversion of shares ....................
50,426,870 $ 360,223,083 52,045,425 $ 363,430,725
Shares issued in reinvestment of distributions .....................
9,729,988 69,500,082 9,669,528 67,708,956
Shares redeemed ......................................
(61,520,911) (438,852,528) (63,830,445) (445,742,635)
(1,364,053) $ (9,129,363) (2,115,492) $ (14,602,954)
Investor C
Shares sold ..........................................
2,731,150 $ 19,548,236 2,644,795 $ 18,530,279
Shares issued in reinvestment of distributions .....................
668,758 4,784,659 652,198 4,573,061
Shares redeemed and automatic conversion of shares ...............
(3,427,512) (24,452,847) (4,101,058) (28,422,471)
(27,604) $ (119,952) (804,065) $ (5,319,131)

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
140
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Year Ended
09/30/25
Year Ended
09/30/24
Fund Name/Share Class
Shares Amount Shares Amount
Class K
Shares sold ..........................................
687,685,149 $ 4,916,640,396 713,599,388 $ 5,038,008,497
Shares issued in reinvestment of distributions .....................
120,542,659 861,644,748 83,557,732 586,693,641
Shares redeemed ......................................
(575,918,131) (4,110,368,511) (297,831,606) (2,081,668,694)
232,309,677 $ 1,667,916,633 499,325,514 $ 3,543,033,444
Class R
Shares sold ..........................................
2,864,479 $ 20,443,573 3,549,353 $ 24,834,847
Shares issued in reinvestment of distributions .....................
1,030,409 7,361,731 932,334 6,533,512
Shares redeemed ......................................
(3,727,275) (26,510,462) (2,862,199) (19,943,672)
167,613 $ 1,294,842 1,619,488 $ 11,424,687
326,826,135 $ 2,390,885,504 613,493,534 $ 4,348,599,335
Low Duration Bond
Institutional
Shares sold ..........................................
121,390,187 $ 1,104,825,120 92,844,531 $ 835,730,492
Shares issued in reinvestment of distributions .....................
13,222,964 120,554,280 16,388,628 147,287,089
Shares redeemed ......................................
(173,613,501) (1,579,036,207) (145,055,296) (1,300,931,883)
(39,000,350) $ (353,656,807) (35,822,137) $ (317,914,302)
Investor A
Shares sold and automatic conversion of shares ....................
11,087,708 $ 100,874,564 12,124,190 $ 108,669,954
Shares issued in reinvestment of distributions .....................
2,286,091 20,834,239 2,657,435 23,871,664
Shares redeemed ......................................
(17,240,894) (156,869,141) (30,194,514) (270,337,447)
(3,867,095) $ (35,160,338) (15,412,889) $ (137,795,829)
Investor A1
Shares sold ..........................................
582 $ 5,301 3 $ 25
Shares issued in reinvestment of distributions .....................
13,093 119,420 14,656 131,783
Shares redeemed ......................................
(53,346) (486,496) (72,870) (653,651)
(39,671) $ (361,775) (58,211) $ (521,843)
Investor C
Shares sold ..........................................
515,734 $ 4,686,462 393,302 $ 3,539,997
Shares issued in reinvestment of distributions .....................
63,666 579,967 84,368 757,249
Shares redeemed and automatic conversion of shares ...............
(952,024) (8,653,019) (1,348,268) (12,089,347)
(372,624) $ (3,386,590) (870,598) $ (7,792,101)
Class K
Shares sold ..........................................
35,927,773 $ 327,089,768 17,105,322 $ 153,532,138
Shares issued in reinvestment of distributions .....................
2,994,774 27,281,936 2,673,487 24,009,155
Shares redeemed ......................................
(22,709,438) (206,785,246) (30,988,156) (277,290,457)
16,213,109 $ 147,586,458 (11,209,347) $ (99,749,164)
Class R
Shares sold ..........................................
85,257 $ 775,606 37,114 $ 332,144
Shares issued in reinvestment of distributions .....................
7,036 64,086 8,746 78,546
Shares redeemed ......................................
(120,933) (1,099,554) (87,544) (786,274)
(28,640) $ (259,862) (41,684) $ (375,584)
(27,095,271) $ (245,238,914) (63,414,866) $ (564,148,823)

Report of Independent Registered Public Accounting Firm
141
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Core Bond Portfolio, BlackRock High Yield Portfolio and BlackRock Low Duration Bond Portfolio and the Board of Trustees of BlackRock
Funds V:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of BlackRock Core Bond Portfolio, BlackRock Low Duration Bond Portfolio, and BlackRock High Yield
Portfolio and subsidiary of BlackRock Funds V (the “Funds”), including the schedules of investments, as of September 30, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the ”financial statements and financial highlights”). Such financial statements and financial highlights of BlackRock
High Yield Portfolio are consolidated as of and for the five years in the period ended September 30, 2025. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30, 2025, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30,
2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 21, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information
(unaudited)
2025
BlackRock Annual Financial Statements and Additional Information
142
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended September 30,
2025:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
September 30, 2025:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended September 30, 2025 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended September 30, 2025:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended September 30, 2025:
Fund Name
Qualified Dividend
Income
Core Bond ....................................................................................................... $ 26,756
High Yield ........................................................................................................ 82,743,408
Fund Name Federal Obligation Interest
Core Bond ....................................................................................................... $ 36,586,281
High Yield ........................................................................................................ 13,812,336
Low Duration Bond ................................................................................................. 25,808,404
Fund Name
Dividends-Received
Deduction
Core Bond ....................................................................................................... 0 .01%
High Yield ........................................................................................................ 2 .87
Fund Name Interest Dividends
Core Bond ....................................................................................................... $ 149,363,702
High Yield ........................................................................................................ 1,726,868,087
Low Duration Bond ................................................................................................. 179,949,955
Fund Name
Interest-Related
Dividends
Core Bond ....................................................................................................... $ 132,103,807
High Yield ........................................................................................................ 1,366,711,340
Low Duration Bond ................................................................................................. 154,730,893

Additional Information
143
Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent directors/trustees of the Trust is paid by the Trust, on behalf of the Funds.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
144
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Adviser
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
BlackRock (Singapore) Limited
(a)
079912 Singapore
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
(a)
For BlackRock Core Bond Portfolio and BlackRock Low Duration Bond Portfolio.
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
145
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds V (the “Trust”) met on May 8, 2025 (the “May
Meeting”) and June 5-6, 2025 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the Trust, on behalf of BlackRock Core Bond Portfolio (the “Core Bond Portfolio”), BlackRock High Yield Portfolio (the “High Yield Portfolio”) and BlackRock Low Duration Bond Portfolio
(the “Low Duration Bond Portfolio” and collectively with the Core Bond Portfolio and the High Yield Portfolio, the “Funds” and each, a “Fund”, and BlackRock Advisors,
LLC (the “Manager”), each Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreements (the “Sub-Advisory Agreements”)
between (1) the Manager and BlackRock International Limited (“BIL”), with respect to each Fund, and (2) the Manager and BlackRock (Singapore) Limited (“BSL” and
together with BIL, the “Sub-Advisors”), with respect to the Core Bond Portfolio and the Low Duration Bond Portfolio. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for each Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to each Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the May Meeting to consider specific information regarding the renewal of the Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to each Fund by BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services; oversight of each Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to each Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by each Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to each Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of each Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and each Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of each Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to each Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding each Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of each Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with each Fund;
(g) a summary of aggregate amounts paid by each Fund to BlackRock; (h) sales and redemption data regarding each Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and each Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of each Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with each Fund; (d) each Fund’s fees and expenses compared to its Expense Peers; (e)
the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with each Fund; and
(g) other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
146
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of each Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by each Fund’s portfolio management team discussing each Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of each Fund’s portfolio management team; research capabilities;
investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to each Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to each Fund. BlackRock and its affiliates provide each Fund with certain administrative, shareholder and other services (in addition to any such services provided to each
Fund by third parties) and officers and other personnel as are necessary for the operations of each Fund. In particular, BlackRock and its affiliates provide each Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, each Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing
Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the
Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of each Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing each Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of BlackRock’s business continuity plans.
The Board noted that the engagement of the BIL, with respect to each Fund, and BSL, with respect to Core Bond Portfolio and Low Duration Bond Portfolio, facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit each Fund and its shareholders.
B. The Investment Performance of each Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of each Fund throughout the year and at the May
Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the
May Meeting. In preparation for the May Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of each
Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of each Fund as compared to its Performance Peers and the respective Morningstar open-end fund category (“Morningstar Open-End Category”), as applicable. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of each Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for the one-, three- and five-year periods reported, the Core Bond Portfolio ranked in the fourth, third and second quartiles, respectively, against its Performance Peers, and in the fourth, third and third quartiles, respectively, against its Morningstar Open-End Category. The Board and BlackRock reviewed the
Core Bond Portfolio’s underperformance relative to its appropriate metrics during the applicable periods.
The Board noted that for the one-, three- and five-year periods reported, the High Yield Portfolio ranked in the first, second and first quartiles, respectively, against its Performance Peers.
The Board noted that for the one-, three- and five-year periods reported, the Low Duration Bond Portfolio ranked in the second, second and third quartiles, respectively, against its Performance Peers. The Board and BlackRock reviewed the Low Duration Bond Portfolio’s underperformance relative to its Performance Peers during the applicable period.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with each Fund

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
147
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
The Board, including the Independent Board Members, reviewed each Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared each Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for each Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to
Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to each Fund. The Board reviewed BlackRock’s estimated profitability with respect to each Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The
Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed
BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing each Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Core Bond Portfolio’s contractual management fee rate ranked in the fourth quartile, and that the actual management fee rate and total expense ratio each ranked in the third quartile relative to the Core Bond Portfolio’s Expense Peers. The Board also noted that the Core Bond Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Core Bond Portfolio increases above certain contractually specified levels. The
Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Core Bond Portfolio decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Core Bond Portfolio’s total expenses as a percentage of the Core Bond Portfolio’s average daily net assets on a class-by-class basis.
The Board noted that the High Yield Portfolio’s contractual management fee rate ranked in the first quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the High Yield Portfolio’s Expense Peers. The Board also noted that the High Yield Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the High Yield Portfolio increases above certain contractually specified levels. The
Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the High Yield Portfolio decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the High Yield Portfolio’s total expenses as a percentage of the High Yield Portfolio’s average daily net assets on a class-by-class basis.
The Board noted that the Low Duration Bond Portfolio’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio ranked in the second and first quartiles, respectively, relative to the Low Duration Bond Portfolio’s Expense Peers. The Board also noted that the Low
Duration Bond Portfolio has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Low Duration Bond Portfolio increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Low
Duration Bond Portfolio decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Low Duration Bond Portfolio’s total expenses as a percentage of the Low Duration Bond Portfolio’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit each Fund in a variety of ways as the assets of each Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered each Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with each Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to each Fund, including for administrative, distribution, securities lending, and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that,

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
148
subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that each
Fund’s fees and expenses are too high or if they are dissatisfied with the performance of each Fund.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreement between the Manager and the Trust, on behalf of each Fund, for a one-year term ending June 30, 2026, and the Sub-Advisory Agreements between (1) the Manager and BIL, with respect to each Fund, and (2) the
Manager and BSL, with respect to Core Bond Portfolio and Low Duration Bond Portfolio, for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of each Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Glossary of Terms Used in these Financial Statements
149
Glossary of Terms Used in these Financial Statements
Currency Abbreviation
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CNY Chinese Yuan
COP Colombian Peso
EGP Egyptian Pound
EUR Euro
GBP British Pound
JPY Japanese Yen
MXN Mexican Peso
PEN Peruvian Sol
USD United States Dollar
Portfolio Abbreviation
ABS Asset-Backed Security
CLO Collateralized Loan Obligation
CSMC Credit Suisse Mortgage Capital
DAC Designated Activity Company
ETF Exchange-Traded Fund
EURIBOR Euro Interbank Offered Rate
GO General Obligation Bonds
JSC Joint Stock Company
MSCI Morgan Stanley Capital International
OTC Over-the-counter
PIK Payment-In-Kind
RB Revenue Bonds
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate
TBA To-be-announced
TONAR Tokyo Overnight Average Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

September 30, 2025
Not FDIC Insured - May Lose Value - No Bank Guarantee
2025 Annual Financial
Statements and Additional
Information
BlackRock Funds V
BlackRock Sustainable High Yield Bond Fund

Page
2

Derivative Financial Instruments
3
Derivative Financial Instruments
The Fund may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. Pursuant to Rule 18f-4 under the 1940 Act, among other things, the Fund must either use derivative financial instruments with embedded leverage in a limited manner or comply with an outer limit on fund leverage risk based on value-at-risk. The Fund’s successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Fund’s investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
September 30, 2025
BlackRock Sustainable High Yield Bond Fund
4
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Hotels, Restaurants & Leisure — 0.1%
Churchill Downs, Inc. .................. 362 $ 35,117
Total Common Stocks — 0 .1%
(Cost: $ 42,512 ) ................................. 35,117
Par (000)
Par (000)
Corporate Bonds
Aerospace & Defense — 2.8%
(a)
AAR Escrow Issuer LLC, 6.75%, 03/15/29 .... USD 18 18,530
Axon Enterprise, Inc., 6.25%, 03/15/33 ...... 13 13,381
Bombardier, Inc.
8.75% , 11/15/30 ................... 18 19,411
7.00% , 06/01/32 ................... 33 34,491
6.75% , 06/15/33 ................... 67 69,918
Efesto Bidco SpA Efesto US LLC, Series XR,
7.50%, 02/15/32 .................. 206 209,626
Goat Holdco LLC, 6.75%, 02/01/32 ........ 45 46,125
TransDigm, Inc.
6.00% , 01/15/33 ................... 191 193,117
6.38% , 05/31/33 ................... 363 367,081
6.25% , 01/31/34 ................... 39 40,108
6.75% , 01/31/34 ................... 274 283,305
1,295,093
Automobile Components — 1.3%
American Axle & Manufacturing, Inc.
(a)
6.38% , 10/15/32 ................... 39 38,934
7.75% , 10/15/33 ................... 41 41,320
Clarios Global LP
(a)
6.75% , 05/15/28 ................... 43 43,950
6.75% , 02/15/30 ................... 116 119,829
6.75% , 09/15/32 ................... 172 175,811
Dana, Inc.
4.25% , 09/01/30 ................... 11 10,894
4.50% , 02/15/32 ................... 17 16,739
Garrett Motion Holdings, Inc., 7.75%, 05/31/32
(a)
40 41,960
Goodyear Tire & Rubber Co. (The)
5.00% , 07/15/29 ................... 71 68,563
6.63% , 07/15/30 ................... 46 46,674
5.25% , 04/30/31 ................... 2 1,890
5.63% , 04/30/33 ................... 2 1,861
608,425
Automobiles — 0.6%
(a)
Nissan Motor Acceptance Co. LLC, 6.13%,
09/30/30 ....................... 89 89,030
Nissan Motor Co. Ltd., 6.38%, 07/17/33 ..... EUR 100 120,875
Rivian Holdings LLC, 10.00%, 01/15/31 ..... USD 64 59,577
269,482
Broadline Retail — 0.5%
(a)
ANGI Group LLC, 3.88%, 08/15/28 ........ 36 33,835
Getty Images, Inc., 11.25%, 02/21/30 ....... 36 34,377
Match Group Holdings II LLC
3.63% , 10/01/31 ................... 75 67,974
6.13% , 09/15/33 ................... 71 71,624
207,810
Building Products — 1.9%
(a)
Advanced Drainage Systems, Inc., 6.38%,
06/15/30 ....................... 107 108,895
Builders FirstSource, Inc.
6.38% , 03/01/34 ................... 55 56,656
6.75% , 05/15/35 ................... 37 38,633
Security
Par (000)
Par (000) Value
Building Products (continued)
EMRLD Borrower LP
6.63% , 12/15/30 ................... USD 269 $ 276,518
6.75% , 07/15/31 ................... 28 29,083
JELD-WEN, Inc.
4.88% , 12/15/27 ................... 54 52,696
7.00% , 09/01/32 ................... 39 32,935
Standard Building Solutions, Inc.
6.50% , 08/15/32 ................... 63 64,639
6.25% , 08/01/33 ................... 129 130,727
Standard Industries, Inc., 3.38%, 01/15/31 ... 15 13,583
Wilsonart LLC, 11.00%, 08/15/32 ......... 97 94,424
898,789
Capital Markets — 0.6%
(a)
Compass Group Diversified Holdings LLC,
5.25%, 04/15/29 .................. 48 44,180
Focus Financial Partners LLC, 6.75%, 09/15/31 77 78,857
HAT Holdings I LLC, 8.00%, 06/15/27 ...... 16 16,657
Jane Street Group
6.13% , 11/01/32 ................... 17 17,230
6.75% , 05/01/33 ................... 28 29,082
Osaic Holdings, Inc.
6.75% , 08/01/32 ................... 27 27,887
8.00% , 08/01/33 ................... 39 40,419
254,312
Chemicals — 4.4%
Advancion Sciences, Inc., 9.25%, (9.25% Cash
or 10.00% PIK), 11/01/26
(a) (b)
.......... 69 58,371
Avient Corp., 6.25%, 11/01/31
(a)
.......... 70 71,087
Axalta Coating Systems Dutch Holding B BV,
7.25%, 02/15/31
(a)
................. 150 156,933
Chemours Co. (The)
5.38% , 05/15/27 ................... 48 47,960
5.75% , 11/15/28
(a)
.................. 107 104,365
8.00% , 01/15/33
(a)
.................. 45 44,760
Element Solutions, Inc., 3.88%, 09/01/28
(a)
... 219 212,240
Herens Holdco SARL, 4.75%, 05/15/28
(a)
.... 200 175,218
Inversion Escrow Issuer LLC, 6.75%, 08/01/32
(a)
200 197,023
Olympus Water US Holding Corp.
(a)
7.25% , 06/15/31 ................... 200 202,755
7.25% , 02/15/33 ................... 200 200,208
Qnity Electronics, Inc.
(a)
5.75% , 08/15/32 ................... 56 56,427
6.25% , 08/15/33 ................... 41 41,869
Solstice Advanced Materials, Inc., 5.63%,
09/30/33
(a)
...................... 82 82,271
WR Grace Holdings LLC
(a)
4.88% , 06/15/27 ................... 21 20,870
5.63% , 08/15/29 ................... 249 231,445
7.38% , 03/01/31 ................... 54 55,069
6.63% , 08/15/32 ................... 100 98,878
2,057,749
Commercial Services & Supplies — 4.4%
(a)
ADT Security Corp. (The), 5.88%, 10/15/33 ... 90 90,000
Allied Universal Holdco LLC
4.63% , 06/01/28 ................... 200 196,034
6.00% , 06/01/29 ................... 200 196,611
6.88% , 06/15/30 ................... 145 149,035
7.88% , 02/15/31 ................... 360 377,458
APi Group DE, Inc.
4.13% , 07/15/29 ................... 19 18,312
4.75% , 10/15/29 ................... 24 23,528
Aramark Services, Inc., 5.00%, 02/01/28 ..... 18 17,915
Garda World Security Corp.
4.63% , 02/15/27 ................... 53 52,598

Schedule of Investments
(continued)
September 30, 2025
BlackRock Sustainable High Yield Bond Fund
Schedule of Investments
5
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Commercial Services & Supplies (continued)
7.75% , 02/15/28 ................... USD 39 $ 39,979
6.00% , 06/01/29 ................... 8 7,931
8.25% , 08/01/32 ................... 97 100,550
8.38% , 11/15/32 ................... 174 180,617
GFL Environmental, Inc.
4.00% , 08/01/28 ................... 19 18,549
4.75% , 06/15/29 ................... 53 52,275
4.38% , 08/15/29 ................... 29 28,293
6.75% , 01/15/31 ................... 40 41,857
Madison IAQ LLC
4.13% , 06/30/28 ................... 30 29,279
5.88% , 06/30/29 ................... 137 135,342
Raven Acquisition Holdings LLC, 6.88%,
11/15/31 ....................... 77 79,131
Reworld Holding Corp., 4.88%, 12/01/29 ..... 20 18,809
RR Donnelley & Sons Co., 9.50%, 08/01/29 ... 111 113,760
Veritiv Operating Co., 10.50%, 11/30/30 ..... 30 32,197
Williams Scotsman, Inc.
6.63% , 04/15/30 ................... 22 22,644
7.38% , 10/01/31 ................... 16 16,709
Wrangler Holdco Corp., 6.63%, 04/01/32 .... 19 19,811
2,059,224
Communications Equipment — 0.3%
(a)
CommScope LLC, 4.75%, 09/01/29 ........ 120 119,230
Viavi Solutions, Inc., 3.75%, 10/01/29 ...... 23 21,685
140,915
Construction & Engineering — 0.4%
(a)
AECOM, 6.00%, 08/01/33 ............. 145 148,246
Pike Corp., 8.63%, 01/31/31 ............ 20 21,455
169,701
Consumer Finance — 2.2%
Azorra Finance Ltd.
(a)
7.75% , 04/15/30 ................... 44 46,145
7.25% , 01/15/31 ................... 25 26,032
Bread Financial Holdings, Inc., (5-Year US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.30%), 8.38%, 06/15/35
(a) (c)
.... 9 9,242
GGAM Finance Ltd.
(a)
7.75% , 05/15/26 ................... 10 10,025
8.00% , 06/15/28 ................... 28 29,637
6.88% , 04/15/29 ................... 50 51,850
5.88% , 03/15/30 ................... 45 45,619
Global Aircraft Leasing Co. Ltd., 8.75%,
09/01/27
(a)
...................... 62 63,930
Navient Corp.
9.38% , 07/25/30 ................... 60 66,316
7.88% , 06/15/32 ................... 59 62,083
OneMain Finance Corp.
6.63% , 05/15/29 ................... 30 30,836
5.38% , 11/15/29 ................... 28 27,682
7.88% , 03/15/30 ................... 70 74,071
6.13% , 05/15/30 ................... 68 68,863
4.00% , 09/15/30 ................... 66 61,351
7.50% , 05/15/31 ................... 25 26,134
7.13% , 11/15/31 ................... 22 22,813
6.75% , 03/15/32 ................... 63 64,167
7.13% , 09/15/32 ................... 45 46,487
6.50% , 03/15/33 ................... 85 85,134
Phoenix Aviation Capital Ltd., 9.25%, 07/15/30
(a)
93 98,944
1,017,361
Consumer Staples Distribution & Retail — 0.7%
(a)
Albertsons Cos., Inc., 6.25%, 03/15/33 ...... 57 58,294
Boots Group Finco LP, 5.38%, 08/31/32 ..... EUR 100 120,781
Security
Par (000)
Par (000) Value
Consumer Staples Distribution & Retail (continued)
KeHE Distributors LLC, 9.00%, 02/15/29 ..... USD 26 $ 27,356
United Natural Foods, Inc., 6.75%, 10/15/28 .. 39 38,997
US Foods, Inc.
4.75% , 02/15/29 ................... 2 1,970
7.25% , 01/15/32 ................... 71 74,333
321,731
Containers & Packaging — 3.9%
Ardagh Metal Packaging Finance USA LLC
(a)
6.00% , 06/15/27 ................... 200 199,952
4.00% , 09/01/29 ................... 200 185,103
Ball Corp.
4.25% , 07/01/32 ................... EUR 100 120,084
5.50% , 09/15/33
(a)
.................. USD 53 53,569
Clydesdale Acquisition Holdings, Inc.
(a)
6.63% , 04/15/29 ................... 91 92,036
6.88% , 01/15/30 ................... 96 98,478
8.75% , 04/15/30 ................... 61 62,662
6.75% , 04/15/32 ................... 135 138,491
Crown Americas LLC, 5.88%, 06/01/33
(a)
.... 145 146,466
Mauser Packaging Solutions Holding Co.
(a)
7.88% , 04/15/27 ................... 383 386,755
9.25% , 04/15/27 ................... 33 33,075
Sealed Air Corp.
(a)
4.00% , 12/01/27 ................... 78 76,549
5.00% , 04/15/29 ................... 8 7,955
7.25% , 02/15/31 ................... 19 19,937
6.50% , 07/15/32 ................... 63 65,250
Silgan Holdings, Inc., 4.25%, 02/15/31
(a)
..... EUR 100 117,879
1,804,241
Distributors — 0.2%
(a)
American Builders & Contractors Supply Co.,
Inc., 3.88%, 11/15/29 ............... USD 2 1,898
Resideo Funding, Inc.
4.00% , 09/01/29 ................... 8 7,642
6.50% , 07/15/32 ................... 79 80,967
90,507
Diversified Consumer Services — 0.9%
Service Corp. International, 5.75%, 10/15/32 .. 91 92,190
Sotheby's, 5.88%, 06/01/29
(a)
............ 200 182,236
Wand NewCo 3, Inc., 7.63%, 01/30/32
(a)
..... 113 119,059
393,485
Diversified REITs — 0.6%
(a)
Digital Realty Trust LP, 1.88%, 11/15/29
(d)
.... 22 23,100
Iron Mountain Information Management Services,
Inc., 5.00%, 07/15/32 ............... 121 116,588
Uniti Group LP, 10.50%, 02/15/28 ......... 139 146,395
286,083
Diversified Telecommunication Services — 7.0%
Altice Financing SA, 5.75%, 08/15/29
(a)
...... 200 150,500
CCO Holdings LLC
5.38% , 06/01/29
(a)
.................. 9 8,940
6.38% , 09/01/29
(a)
.................. 44 44,604
4.75% , 03/01/30
(a)
.................. 157 150,652
4.25% , 02/01/31
(a)
.................. 82 75,541
7.38% , 03/01/31
(a)
.................. 65 67,066
4.75% , 02/01/32
(a)
.................. 62 57,335
4.50% , 05/01/32 ................... 3 2,730
4.50% , 06/01/33
(a)
.................. 6 5,335
4.25% , 01/15/34
(a)
.................. 147 127,091
Frontier Communications Holdings LLC
5.88% , 10/15/27
(a)
.................. 71 70,957
5.00% , 05/01/28
(a)
.................. 49 48,890
6.75% , 05/01/29
(a)
.................. 15 15,150

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Sustainable High Yield Bond Fund
6
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Diversified Telecommunication Services (continued)
5.88% , 11/01/29 ................... USD 22 $ 22,317
6.00% , 01/15/30
(a)
.................. 29 29,341
8.75% , 05/15/30
(a)
.................. 206 215,197
8.63% , 03/15/31
(a)
.................. 44 46,387
Level 3 Financing, Inc.
(a)
3.63% , 01/15/29 ................... 11 9,520
4.88% , 06/15/29 ................... 120 112,812
4.50% , 04/01/30 ................... 84 76,778
3.88% , 10/15/30 ................... 15 12,660
4.00% , 04/15/31 ................... 7 5,852
6.88% , 06/30/33 ................... 558 568,532
7.00% , 03/31/34 ................... 518 526,966
Lumen Technologies, Inc.
(a)
4.13% , 04/15/30 ................... 25 24,057
10.00% , 10/15/32 .................. 26 26,528
Maya SAS, 7.00%, 04/15/32
(a)
........... 200 203,961
Telecom Italia Capital SA, 7.72%, 06/04/38 ... 48 53,174
Windstream Services LLC
(a)
8.25% , 10/01/31 ................... 260 269,328
7.50% , 10/15/33 ................... 70 69,981
Zayo Group Holdings, Inc.
(a)(c)
6.25% , 03/09/30 ................... 116 111,016
9.00% , 09/09/30 ................... 57 54,029
3,263,227
Electric Utilities — 4.2%
California Buyer Ltd., 6.38%, 02/15/32
(a)
..... 225 230,610
ContourGlobal Power Holdings SA, 6.75%,
02/28/30
(a)
...................... 200 207,748
NextEra Energy Capital Holdings, Inc.
(c)
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.46%), 6.75% ,
06/15/54 ...................... 60 64,484
(5-Year US Treasury Yield Curve Rate T
Note Constant Maturity + 2.05%), 6.38% ,
08/15/55 ...................... 65 67,493
NRG Energy, Inc.
(a)
5.75% , 07/15/29 ................... 73 73,087
6.00% , 02/01/33 ................... 91 92,417
5.75% , 01/15/34 ................... 155 154,842
6.25% , 11/01/34 ................... 204 209,119
6.00% , 01/15/36 ................... 412 412,059
Pattern Energy Operations LP, 4.50%, 08/15/28
(a)
249 242,682
XPLR Infrastructure Operating Partners LP,
8.38%, 01/15/31
(a)
................. 167 175,016
1,929,557
Electronic Equipment, Instruments & Components — 0.5%
(a)
Insight Enterprises, Inc., 6.63%, 05/15/32 .... 31 31,785
Sensata Technologies, Inc.
4.38% , 02/15/30 ................... 92 88,794
3.75% , 02/15/31 ................... 76 70,139
Zebra Technologies Corp., 6.50%, 06/01/32 ... 28 28,758
219,476
Entertainment — 0.6%
Cinemark USA, Inc., 7.00%, 08/01/32
(a)
..... 16 16,630
Live Nation Entertainment, Inc., 3.75%,
01/15/28
(a)
...................... 10 9,756
Playtika Holding Corp., 4.25%, 03/15/29
(a)
.... 24 22,034
Starz Capital Holdings 1, Inc., 6.00%, 04/15/30
(a)
48 45,520
Warnermedia Holdings, Inc., 5.05%, 03/15/42 . 224 178,824
272,764
Financial Services — 5.4%
Block, Inc.
2.75% , 06/01/26 ................... 58 57,238
5.63% , 08/15/30
(a)
.................. 42 42,553
Security
Par (000)
Par (000) Value
Financial Services (continued)
6.50% , 05/15/32 ................... USD 373 $ 386,057
6.00% , 08/15/33
(a)
.................. 137 140,294
Boost Newco Borrower LLC, 7.50%, 01/15/31
(a)
224 237,640
CrossCountry Intermediate HoldCo LLC, 6.50%,
10/01/30
(a)
...................... 49 49,180
HA Sustainable Infrastructure Capital, Inc.,
6.38%, 07/01/34 .................. 59 60,046
ION Platform Finance US, Inc., 7.88%,
09/30/32
(a)
...................... 200 198,686
Nationstar Mortgage Holdings, Inc.
(a)
6.50% , 08/01/29 ................... 60 61,553
5.13% , 12/15/30 ................... 18 18,158
5.75% , 11/15/31 ................... 39 39,410
7.13% , 02/01/32 ................... 71 74,110
PennyMac Financial Services, Inc.
(a)
7.13% , 11/15/30 ................... 53 55,187
6.88% , 05/15/32 ................... 66 68,389
6.75% , 02/15/34 ................... 34 34,683
Rocket Cos., Inc.
(a)
6.13% , 08/01/30 ................... 194 199,106
6.38% , 08/01/33 ................... 95 98,051
Rocket Mortgage LLC
(a)
2.88% , 10/15/26 ................... 71 69,547
4.00% , 10/15/33 ................... 26 23,745
Shift4 Payments LLC
(a)
6.75% , 08/15/32 ................... 209 216,083
5.50% , 05/15/33 ................... EUR 100 122,249
UWM Holdings LLC
(a)
6.63% , 02/01/30 ................... USD 93 94,607
6.25% , 03/15/31 ................... 36 35,829
Walker & Dunlop, Inc., 6.63%, 04/01/33
(a)
.... 31 31,702
WEX, Inc., 6.50%, 03/15/33
(a)
........... 75 76,596
2,490,699
Food Products — 1.3%
(a)
B&G Foods, Inc., 8.00%, 09/15/28 ........ 19 18,409
Chobani Holdco II LLC, 8.75%, (8.75% Cash or
9.50% PIK), 10/01/29
(b)
.............. 230 232,909
Chobani LLC
4.63% , 11/15/28 ................... 46 45,486
7.63% , 07/01/29 ................... 130 135,557
Darling Global Finance BV, 4.50%, 07/15/32 .. EUR 100 118,535
Darling Ingredients, Inc., 6.00%, 06/15/30 .... USD 37 37,354
Fiesta Purchaser, Inc.
7.88% , 03/01/31 ................... 7 7,388
9.63% , 09/15/32 ................... 19 20,512
616,150
Gas Utilities — 0.0%
Suburban Propane Partners LP, 5.00%,
06/01/31
(a)
...................... 16 15,224
Ground Transportation — 0.6%
(a)
Albion Financing 1 SARL, 7.00%, 05/21/30 ... 200 206,860
Genesee & Wyoming, Inc., 6.25%, 04/15/32 .. 89 90,437
297,297
Health Care Equipment & Supplies — 1.4%
(a)
Avantor Funding, Inc.
4.63% , 07/15/28 ................... 39 38,363
3.88% , 11/01/29 ................... 24 22,823
Bausch + Lomb Corp., 8.38%, 10/01/28 ..... 271 282,433
Insulet Corp., 6.50%, 04/01/33 ........... 37 38,466
Medline Borrower LP
3.88% , 04/01/29 ................... 16 15,431
6.25% , 04/01/29 ................... 22 22,559

Schedule of Investments
(continued)
September 30, 2025
BlackRock Sustainable High Yield Bond Fund
Schedule of Investments
7
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Health Care Equipment & Supplies (continued)
5.25% , 10/01/29 ................... USD 248 $ 245,856
665,931
Health Care Providers & Services — 3.8%
Acadia Healthcare Co., Inc., 7.38%, 03/15/33
(a)
. 31 32,184
AHP Health Partners, Inc., 5.75%, 07/15/29
(a)
.. 117 115,145
Community Health Systems, Inc.
(a)
6.00% , 01/15/29 ................... 129 125,212
5.25% , 05/15/30 ................... 120 108,557
4.75% , 02/15/31 ................... 84 72,639
10.88% , 01/15/32 .................. 101 106,969
9.75% , 01/15/34 ................... 180 184,410
Concentra Health Services, Inc., 6.88%,
07/15/32
(a)
...................... 68 70,610
DaVita, Inc.
(a)
6.88% , 09/01/32 ................... 46 47,520
6.75% , 07/15/33 ................... 47 48,466
HAH Group Holding Co. LLC, 9.75%, 10/01/31
(a)
33 31,353
HealthEquity, Inc., 4.50%, 10/01/29
(a)
....... 66 63,995
LifePoint Health, Inc.
(a)
9.88% , 08/15/30 ................... 17 18,410
11.00% , 10/15/30 .................. 121 133,361
8.38% , 02/15/32 ................... 57 60,745
10.00% , 06/01/32 .................. 60 62,998
Molina Healthcare, Inc., 6.25%, 01/15/33
(a)
... 53 53,589
Option Care Health, Inc., 4.38%, 10/31/29
(a)
... 16 15,431
Prime Healthcare Services, Inc., 9.38%,
09/01/29
(a)
...................... 33 34,320
Star Parent, Inc., 9.00%, 10/01/30
(a)
........ 177 187,123
Surgery Center Holdings, Inc., 7.25%, 04/15/32
(a)
123 126,351
Tenet Healthcare Corp., 6.75%, 05/15/31 .... 66 68,328
1,767,716
Health Care REITs — 0.4%
(a)
Diversified Healthcare Trust, 7.25%, 10/15/30 . 27 27,441
MPT Operating Partnership LP, 8.50%, 02/15/32 165 175,323
202,764
Health Care Technology — 0.6%
IQVIA, Inc., 6.25%, 06/01/32
(a)
........... 248 254,979
Hotel & Resort REITs — 0.1%
Pebblebrook Hotel LP, 6.38%, 10/15/29
(a)
.... 25 25,373
Hotels, Restaurants & Leisure — 3.6%
1011778 BC ULC
(a)
4.38% , 01/15/28 ................... 20 19,652
4.00% , 10/15/30 ................... 62 58,430
Boyne USA, Inc., 4.75%, 05/15/29
(a)
....... 24 23,546
Caesars Entertainment, Inc.
(a)
7.00% , 02/15/30 ................... 54 55,545
6.50% , 02/15/32 ................... 91 92,819
Churchill Downs, Inc.
(a)
4.75% , 01/15/28 ................... 22 21,707
5.75% , 04/01/30 ................... 52 51,953
6.75% , 05/01/31 ................... 92 94,286
Fertitta Entertainment LLC
(a)
4.63% , 01/15/29 ................... 32 30,456
6.75% , 01/15/30 ................... 21 19,707
Flutter Treasury DAC, 5.88%, 06/04/31
(a)
.... 200 203,004
Hilton Domestic Operating Co., Inc.
(a)
6.13% , 04/01/32 ................... 27 27,757
5.88% , 03/15/33 ................... 69 70,435
5.75% , 09/15/33 ................... 43 43,574
Light & Wonder International, Inc.
(a)
7.50% , 09/01/31 ................... 35 36,399
6.25% , 10/01/33 ................... 49 49,083
Lindblad Expeditions LLC, 7.00%, 09/15/30
(a)
.. 64 65,235
Security
Par (000)
Par (000) Value
Hotels, Restaurants & Leisure (continued)
MajorDrive Holdings IV LLC, 6.38%, 06/01/29
(a)
USD 70 $ 57,363
MGM Resorts International, 6.13%, 09/15/29 .. 85 86,513
Midwest Gaming Borrower LLC, 4.88%,
05/01/29
(a)
...................... 38 36,940
Rivers Enterprise Borrower LLC, 6.63%,
02/01/33
(a)
...................... 36 36,480
Rivers Enterprise Lender LLC, 6.25%, 10/15/30
(a)
30 30,267
Sabre GLBL, Inc.
(a)
8.63% , 06/01/27 ................... 28 28,401
10.75% , 11/15/29 .................. 66 63,782
11.13% , 07/15/30 .................. 84 81,350
Vail Resorts, Inc.
(a)
5.63% , 07/15/30 ................... 44 44,275
6.50% , 05/15/32 ................... 36 37,222
Voyager Parent LLC, 9.25%, 07/01/32
(a)
..... 65 68,737
Wynn Resorts Finance LLC
(a)
7.13% , 02/15/31 ................... 83 89,337
6.25% , 03/15/33 ................... 42 42,650
1,666,905
Household Durables — 1.0%
Ashton Woods USA LLC
(a)
4.63% , 08/01/29 ................... 73 69,903
6.88% , 08/01/33 ................... 29 29,249
Beazer Homes USA, Inc., 5.88%, 10/15/27 ... 7 6,996
Century Communities, Inc., 6.63%, 09/15/33
(a)
. 35 35,306
Dream Finders Homes, Inc., 8.25%, 08/15/28
(a)
. 26 26,974
Empire Communities Corp., 9.75%, 05/01/29
(a)
. 12 12,582
K. Hovnanian Enterprises, Inc.
(a)
8.00% , 04/01/31 ................... 52 53,322
8.38% , 10/01/33 ................... 59 60,490
LGI Homes, Inc.
(a)
8.75% , 12/15/28 ................... 25 26,245
7.00% , 11/15/32 ................... 42 41,010
Newell Brands, Inc., 8.50%, 06/01/28
(a)
...... 43 45,483
Whirlpool Corp.
6.13% , 06/15/30 ................... 28 28,219
6.50% , 06/15/33 ................... 41 40,916
476,695
Independent Power and Renewable Electricity Producers — 0.9%
(a)
Clearway Energy Operating LLC
4.75% , 03/15/28 ................... 185 182,768
3.75% , 01/15/32 ................... 96 86,173
XPLR Infrastructure LP
(d)
0.00% , 11/15/25
(e)
.................. 77 76,423
2.50% , 06/15/26 ................... 86 83,850
429,214
Insurance — 7.7%
(a)
Acrisure LLC, 6.75%, 07/01/32 ........... 26 26,772
Alliant Holdings Intermediate LLC
4.25% , 10/15/27 ................... 93 91,456
6.75% , 10/15/27 ................... 154 154,332
6.75% , 04/15/28 ................... 9 9,159
5.88% , 11/01/29 ................... 186 185,030
7.00% , 01/15/31 ................... 113 116,755
7.38% , 10/01/32 ................... 189 194,752
AmWINS Group, Inc.
6.38% , 02/15/29 ................... 31 31,630
4.88% , 06/30/29 ................... 33 32,073
Amynta Agency Borrower, Inc. and Amynta
Warranty Borrower, Inc., 7.50%, 07/15/33 .. 70 71,655
APH Somerset Investor 2 LLC, 7.88%, 11/01/29 51 53,225
Ardonagh Finco Ltd., 7.75%, 02/15/31 ...... 200 209,278
Ardonagh Group Finance Ltd., 8.88%, 02/15/32 400 420,518

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Sustainable High Yield Bond Fund
8
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Howden UK Refinance plc
7.25% , 02/15/31 ................... USD 172 $ 177,086
8.13% , 02/15/32 ................... 207 214,762
HUB International Ltd.
7.25% , 06/15/30 ................... 308 321,215
7.38% , 01/31/32 ................... 465 484,223
Jones Deslauriers Insurance Management, Inc.
8.50% , 03/15/30 ................... 118 123,972
6.88% , 10/01/33 ................... 70 69,633
Nassau Cos. of New York (The), 7.88%, 07/15/30 20 20,426
Panther Escrow Issuer LLC, 7.13%, 06/01/31 .. 376 391,084
Ryan Specialty LLC, 5.88%, 08/01/32 ...... 72 72,805
USI, Inc., 7.50%, 01/15/32 ............. 99 103,819
3,575,660
Interactive Media & Services — 0.4%
Snap, Inc.
(a)
6.88% , 03/01/33 ................... 107 109,364
6.88% , 03/15/34 ................... 73 73,886
183,250
IT Services — 0.5%
Fortress Intermediate 3, Inc., 7.50%, 06/01/31
(a)
117 122,504
Twilio, Inc.
3.63% , 03/15/29 ................... 18 17,152
3.88% , 03/15/31 ................... 95 89,326
228,982
Life Sciences Tools & Services — 0.1%
(a)
Charles River Laboratories International, Inc.,
4.00%, 03/15/31 .................. 14 13,039
Fortrea Holdings, Inc., 7.50%, 07/01/30 ..... 22 20,833
33,872
Machinery — 0.8%
(a)
Amsted Industries, Inc., 6.38%, 03/15/33 .... 27 27,712
Manitowoc Co., Inc. (The), 9.25%, 10/01/31 ... 28 29,378
Terex Corp.
5.00% , 05/15/29 ................... 41 40,377
6.25% , 10/15/32 ................... 64 65,196
TK Elevator US Newco, Inc., 5.25%, 07/15/27 . 200 199,293
Wabash National Corp., 4.50%, 10/15/28 .... 18 16,701
378,657
Media — 5.1%
Cable One, Inc.
(d)
0.00% , 03/15/26
(e)
.................. 22 21,428
1.13% , 03/15/28 ................... 166 141,681
Clear Channel Outdoor Holdings, Inc.
(a)
7.75% , 04/15/28 ................... 47 46,915
7.50% , 06/01/29 ................... 117 113,632
7.88% , 04/01/30 ................... 166 174,304
7.13% , 02/15/31 ................... 181 187,091
7.50% , 03/15/33 ................... 210 219,569
CSC Holdings LLC, 11.25%, 05/15/28
(a)
..... 200 185,152
DirecTV Financing LLC
(a)
5.88% , 08/15/27 ................... 72 71,919
8.88% , 02/01/30 ................... 96 94,821
Gray Media, Inc.
(a)
10.50% , 07/15/29 .................. 51 55,144
9.63% , 07/15/32 ................... 87 88,882
7.25% , 08/15/33 ................... 103 102,068
Lamar Media Corp., 5.38%, 11/01/33
(a)
...... 42 41,691
Neptune Bidco US, Inc., 9.29%, 04/15/29
(a)
... 98 96,206
Outfront Media Capital LLC
(a)
4.25% , 01/15/29 ................... 18 17,289
4.63% , 03/15/30 ................... 106 101,875
Sinclair Television Group, Inc., 8.13%, 02/15/33
(a)
150 153,941
Security
Par (000)
Par (000) Value
Media (continued)
Sirius XM Radio LLC
(a)
3.13% , 09/01/26 ................... USD 63 $ 62,131
5.00% , 08/01/27 ................... 54 53,741
4.00% , 07/15/28 ................... 12 11,595
Univision Communications, Inc.
(a)
8.00% , 08/15/28 ................... 152 157,505
8.50% , 07/31/31 ................... 79 81,579
9.38% , 08/01/32 ................... 78 83,122
2,363,281
Metals & Mining — 3.0%
(a)
Big River Steel LLC, 6.63%, 01/31/29 ...... 563 563,220
Constellium SE
5.63% , 06/15/28 ................... 250 249,624
3.75% , 04/15/29 ................... 250 237,871
Novelis Corp.
4.75% , 01/30/30 ................... 3 2,891
6.88% , 01/30/30 ................... 94 97,476
3.88% , 08/15/31 ................... 92 83,875
6.38% , 08/15/33 ................... 154 155,592
1,390,549
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
(a)
Arbor Realty SR, Inc., 7.88%, 07/15/30 ..... 30 31,543
Blackstone Mortgage Trust, Inc., 3.75%, 01/15/27 37 36,122
Starwood Property Trust, Inc.
7.25% , 04/01/29 ................... 36 37,802
6.00% , 04/15/30 ................... 18 18,273
6.50% , 07/01/30 ................... 41 42,408
6.50% , 10/15/30 ................... 60 61,978
228,126
Oil, Gas & Consumable Fuels — 0.0%
TransMontaigne Partners LLC, 8.50%, 06/15/30
(a)
13 13,546
Paper & Forest Products — 0.1%
Magnera Corp., 7.25%, 11/15/31
(a)
........ 29 27,288
Passenger Airlines — 0.5%
(a)
American Airlines, Inc.
5.75% , 04/20/29 ................... 15 14,555
8.50% , 05/15/29 ................... 96 100,143
JetBlue Airways Corp., 9.88%, 09/20/31 ..... 47 47,671
United Airlines, Inc., 4.63%, 04/15/29 ....... 58 57,112
219,481
Personal Care Products — 0.2%
Perrigo Finance Unlimited Co., 6.13%, 09/30/32 92 92,617
Pharmaceuticals — 1.7%
1261229 BC Ltd., 10.00%, 04/15/32
(a)
...... 519 532,002
Bausch Health Cos., Inc.
(a)
4.88% , 06/01/28 ................... 7 6,265
11.00% , 09/30/28 .................. 160 166,403
Teva Pharmaceutical Finance Netherlands III BV,
3.15%, 10/01/26 .................. 107 104,860
809,530
Professional Services — 0.7%
(a)
CACI International, Inc., 6.38%, 06/15/33 .... 73 75,303
CoreLogic, Inc., 4.50%, 05/01/28 ......... 189 183,255
Science Applications International Corp., 5.88%,
11/01/33 ....................... 47 47,015
305,573
Real Estate Management & Development — 0.6%
(a)
Anywhere Real Estate Group LLC
7.00% , 04/15/30 ................... 66 66,400
9.75% , 04/15/30 ................... 28 30,557

Schedule of Investments
(continued)
September 30, 2025
BlackRock Sustainable High Yield Bond Fund
Schedule of Investments
9
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Real Estate Management & Development (continued)
Cushman & Wakefield US Borrower LLC, 8.88%,
09/01/31 ....................... USD 74 $ 78,982
Five Point Operating Co. LP, 8.00%, 10/01/30 . 22 22,325
Howard Hughes Corp. (The), 5.38%, 08/01/28 . 62 61,755
260,019
Retail REITs — 0.1%
Brookfield Property REIT, Inc., 4.50%, 04/01/27
(a)
49 48,125
Semiconductors & Semiconductor Equipment — 0.3%
Amkor Technology, Inc., 5.88%, 10/01/33
(a)
... 20 20,204
MKS, Inc., 1.25%, 06/01/30
(d)
............ 93 101,835
122,039
Software — 6.8%
(a)
AthenaHealth Group, Inc., 6.50%, 02/15/30 ... 487 483,016
Camelot Finance SA, 4.50%, 11/01/26 ...... 5 4,983
Capstone Borrower, Inc., 8.00%, 06/15/30 .... 171 178,830
Central Parent LLC, 8.00%, 06/15/29 ....... 55 48,469
Central Parent, Inc., 7.25%, 06/15/29 ....... 4 3,444
Clarivate Science Holdings Corp.
3.88% , 07/01/28 ................... 194 186,696
4.88% , 07/01/29 ................... 197 186,171
Cloud Software Group, Inc.
6.50% , 03/31/29 ................... 243 245,192
9.00% , 09/30/29 ................... 577 598,469
8.25% , 06/30/32 ................... 333 353,231
Elastic NV, 4.13%, 07/15/29 ............ 71 68,153
Ellucian Holdings, Inc., 6.50%, 12/01/29 ..... 126 128,006
Fair Isaac Corp.
4.00% , 06/15/28 ................... 27 26,259
6.00% , 05/15/33 ................... 181 183,252
McAfee Corp., 7.38%, 02/15/30 .......... 52 48,235
SS&C Technologies, Inc., 6.50%, 06/01/32 ... 44 45,489
UKG, Inc., 6.88%, 02/01/31 ............. 259 267,245
ZoomInfo Technologies LLC, 3.88%, 02/01/29 . 86 81,512
3,136,652
Specialized REITs — 0.7%
Iron Mountain, Inc.
(a)
5.25% , 07/15/30 ................... 3 2,967
5.63% , 07/15/32 ................... 73 72,610
6.25% , 01/15/33 ................... 101 103,022
4.75% , 01/15/34 ................... EUR 100 117,664
SBA Communications Corp., 3.13%, 02/01/29 . USD 39 36,477
332,740
Specialty Retail — 1.4%
(a)
Advance Auto Parts, Inc., 7.00%, 08/01/30 ... 35 36,010
Asbury Automotive Group, Inc., 5.00%, 02/15/32 14 13,443
Carvana Co.
(b)
9.00% , ( 9.00 % Cash or 13.00 % PIK),
06/01/30 ...................... 91 95,646
9.00% , ( 9.00 % Cash or 14.00 % PIK),
06/01/31 ...................... 295 334,326
Cougar JV Subsidiary LLC, 8.00%, 05/15/32 .. 40 42,528
Group 1 Automotive, Inc., 6.38%, 01/15/30 ... 15 15,345
Lithia Motors, Inc., 5.50%, 10/01/30 ........ 35 34,956
Park River Holdings, Inc., 8.00%, 03/15/31 ... 33 33,418
Staples, Inc., 10.75%, 09/01/29 .......... 57 56,360
662,032
Technology Hardware, Storage & Peripherals — 0.5%
Seagate Data Storage Technology Pte. Ltd.
(a)
8.25% , 12/15/29 ................... 103 109,036
8.50% , 07/15/31 ................... 129 136,567
245,603
Security
Par (000)
Par (000) Value
Textiles, Apparel & Luxury Goods — 0.9%
(a)
Beach Acquisition Bidco LLC
5.25% , 07/15/32 ................... EUR 100 $ 120,350
10.00% , ( 10.00 % Cash or 10.75 % PIK),
07/15/33
(b)
..................... USD 200 211,074
Crocs, Inc.
4.25% , 03/15/29 ................... 34 32,583
4.13% , 08/15/31 ................... 4 3,665
Hanesbrands, Inc., 9.00%, 02/15/31 ....... 2 2,117
Levi Strauss & Co., 3.50%, 03/01/31 ....... 31 28,781
398,570
Trading Companies & Distributors — 1.7%
(a)
Foundation Building Materials, Inc., 6.00%,
03/01/29 ....................... 2 2,027
FTAI Aviation Investors LLC
5.50% , 05/01/28 ................... 8 8,001
7.88% , 12/01/30 ................... 70 74,386
7.00% , 05/01/31 ................... 122 127,619
7.00% , 06/15/32 ................... 120 125,583
5.88% , 04/15/33 ................... 89 89,558
Herc Holdings, Inc.
6.63% , 06/15/29 ................... 10 10,275
7.00% , 06/15/30 ................... 83 86,214
7.25% , 06/15/33 ................... 43 44,888
Imola Merger Corp., 4.75%, 05/15/29 ....... 25 24,316
QXO Building Products, Inc., 6.75%, 04/30/32 . 150 155,309
WESCO Distribution, Inc.
6.63% , 03/15/32 ................... 11 11,431
6.38% , 03/15/33 ................... 33 34,209
793,816
Wireless Telecommunication Services — 1.3%
(a)
Digicel International Finance Ltd., 8.63%,
08/01/32 ....................... 200 205,190
Maya SAS, 7.00%, 10/15/28 ............ 200 203,206
Vmed O2 UK Financing I plc, 4.25%, 01/31/31 . 200 185,433
593,829
Total Corporate Bonds — 92 .7%
(Cost: $ 41,881,703 ) ............................... 42,912,716
Floating Rate Loan Interests
Aerospace & Defense — 0.2%
TransDigm, Inc., 1st Lien Term Loan , (3-mo. CME
Term SOFR + 2.50%), 6.50%
,
08/19/32
(c)
... 90 89,885
Automobile Components — 0.2%
Champions Financing, Inc., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
4.75%), 8.95%
,
02/06/29
(c)
............ 74 69,248
Building Products — 0.1%
Wilsonart LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.25%),
8.25%
,
08/05/31
(c)
.................. 39 37,543
Capital Markets — 0.2%
(c)
Ardonagh Group Finco Pty. Ltd., Facility
1st Lien Term Loan B , (6-mo. CME Term
SOFR at 0.00% Floor + 2.75%), 6.75% -
6.95%
,
02/18/31 ................... 26 26,298
Osaic Holdings, Inc., 1st Lien Term Loan ,
08/02/32
(f)
........................ 63 62,585
88,883

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Sustainable High Yield Bond Fund
10
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Chemicals — 0.2%
(c)
Aruba Investments Holdings LLC, 2nd Lien Term
Loan , (1-mo. CME Term SOFR at 0.75% Floor
+ 7.75%), 12.01%
,
11/24/28 ........... USD 12 $ 10,962
Olympus Water US Holding Corp., 1st Lien Term
Loan B , 07/23/32
(f)
.................. 44 43,639
WR Grace Holdings LLC, 1st Lien Term Loan
B1 , (3-mo. CME Term SOFR + 3.00%),
7.00%
,
08/19/32 ................... 30 30,050
84,651
Commercial Services & Supplies — 0.2%
(c)
Allied Universal Holdco LLC, 1st Lien Term
Loan , (1-mo. CME Term SOFR + 3.25%),
7.51%
,
08/20/32 ................... 84 84,707
Summer BC Holdco B SARL, Facility 1st Lien
Term Loan B , (3-mo. CME Term SOFR at
0.00% Floor + 5.00%), 9.26%
,
02/15/29 ... 18 17,352
102,059
Communications Equipment — 0.1%
CommScope, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 2.00% Floor + 4.75%),
8.91%
,
12/18/29
(c)
.................. 55 55,136
Diversified Consumer Services — 0.1%
Wand NewCo 3, Inc., 1st Lien Term Loan ,
01/30/31
(c) (f)
....................... 43 42,703
Diversified Telecommunication Services — 1.6%
(c)
Coral-US Co-Borrower LLC, 1st Lien Term Loan
B7 , 02/02/32
(f)
..................... 30 29,982
Frontier Communications Holdings LLC, 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 2.50%), 6.65%
,
07/01/31
(g)
....... 16 15,854
Level 3 Financing, Inc., 1st Lien Term Loan B4 ,
03/29/32
(f)
........................ 318 318,000
Lumen Technologies, Inc., 1st Lien Term Loan
A , (1-mo. CME Term SOFR at 2.00% Floor +
6.00%), 10.16%
,
06/01/28 ............. 8 7,994
Lumen Technologies, Inc., 1st Lien Term Loan
B1 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.78%
,
04/16/29 ............. 25 24,909
Lumen Technologies, Inc., 1st Lien Term Loan
B2 , (1-mo. CME Term SOFR at 2.00% Floor +
2.35%), 6.78%
,
04/15/30 ............. 21 20,635
Radiate Holdco LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.55% - 7.93% 09/25/29 .............. 200 161,437
Zayo Group Holdings, Inc., 1st Lien Term Loan ,
03/25/30
(f)
........................ 170 165,030
743,841
Financial Services — 0.2%
(c)
Clover Holdings SPV III LLC, 1st Lien Term Loan ,
(12-mo. CME Term SOFR at 0.00% Floor +
0.00%), 15.00% 12/09/27 ............. 5 4,879
Hyperion Refinance SARL, 1st Lien Term Loan
B , (1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.66%
,
04/18/30 ............. 7 6,958
ION Platform Finance US, Inc., 1st Lien Term
Loan , (3-mo. CME Term SOFR + 3.75%),
7.69%
,
09/30/32 ................... 64 63,360
75,197
Security
Par (000)
Par (000) Value
Food Products — 0.0%
Chobani LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 2.50%),
6.76%
,
10/25/27
(c)
.................. USD 3 $ 2,984
Health Care Equipment & Supplies — 0.3%
Bausch + Lomb Corp., 1st Lien Term Loan
(c)
(1-mo. CME Term SOFR at 0.00% Floor +
4.00%), 8.16% , 09/29/28 ........... 44 44,045
(1-mo. CME Term SOFR at 0.00% Floor +
4.25%), 8.41% , 01/15/31 ........... 104 103,615
147,660
Health Care Providers & Services — 0.2%
(c)
LifePoint Health, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.50%),
7.66%
,
05/19/31 ................... 35 34,513
LifePoint Health, Inc., 1st Lien Term Loan B1 ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.75%), 8.07%
,
05/19/31 ............. 51 50,572
85,085
Health Care Technology — 0.2%
AthenaHealth Group, Inc., 1st Lien Term Loan ,
02/15/29
(c) (f)
....................... 89 89,185
Household Durables — 0.0%
SWF Holdings I Corp., 1st Lien Term Loan A1 ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.50%), 8.66%
,
12/19/29
(c)
............ 7 7,039
Industrial Conglomerates — 0.1%
Beach Acquisition Bidco LLC, 1st Lien Term Loan
B1 , 09/13/32
(c) (f)
.................... 35 35,146
Interactive Media & Services — 0.1%
Camelot US Acquisition LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
3.25%), 7.41%
,
01/31/31
(c)
............ 58 57,873
IT Services — 0.1%
(c)
Central Parent LLC, 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 3.25%),
7.25%
,
07/06/29 ................... 15 12,801
Neptune Bidco US, Inc., 1st Lien Term Loan B ,
(3-mo. CME Term SOFR at 0.50% Floor +
5.00%), 9.43%
,
04/11/29 .............. 53 50,403
63,204
Life Sciences Tools & Services — 0.3%
Star Parent, Inc., 1st Lien Term Loan , (3-mo.
CME Term SOFR at 0.00% Floor + 4.00%),
8.00%
,
09/27/30
(c)
.................. 118 118,408
Media — 0.7%
(c)
Clear Channel Outdoor Holdings, Inc., 1st Lien
Term Loan , (1-mo. CME Term SOFR at 0.00%
Floor + 4.00%), 8.28%
,
08/23/28 ........ 146 145,904
CSC Holdings LLC, 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.00% Floor + 4.50%),
8.65%
,
01/18/28 ................... 28 27,806
CSC Holdings LLC, 1st Lien Term Loan B5 ,
(US Prime Rate at 0.00% Floor + 1.50%),
8.75%
,
04/15/27 ................... 31 30,173
DirecTV Financing LLC, 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.75% Floor +
5.50%), 9.81%
,
02/17/31 ............. 120 117,267

Schedule of Investments
(continued)
September 30, 2025
BlackRock Sustainable High Yield Bond Fund
Schedule of Investments
11
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Media (continued)
Gray Media, Inc., 1st Lien Term Loan D , (1-mo.
CME Term SOFR at 0.00% Floor + 3.00%),
7.39%
,
12/01/28 ................... USD 21 $ 20,919
Gray Television, Inc., 1st Lien Term Loan B ,
(1-mo. CME Term SOFR at 0.00% Floor +
5.25%), 9.53% - 11.50%
,
05/23/29 ....... —
(h)
169
342,238
Pharmaceuticals — 0.4%
Boots Group Bidco Ltd., 1st Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
3.50%), 7.70%
,
08/30/32
(c)
............ 170 170,354
Professional Services — 0.0%
CoreLogic, Inc., 1st Lien Term Loan , (1-mo.
CME Term SOFR at 0.50% Floor + 3.50%),
7.78%
,
06/02/28
(c)
.................. 14 13,632
Semiconductors & Semiconductor Equipment — 0.1%
Qnity Electronics, Inc., 1st Lien Term Loan B ,
08/12/32
(c) (f)
....................... 65 64,919
Software — 0.7%
(c)
Boxer Parent Co., Inc., 2nd Lien Term Loan ,
(3-mo. CME Term SOFR at 0.00% Floor +
5.75%), 9.95%
,
07/30/32 ............. 45 43,762
Cloud Software Group, Inc., 1st Lien Term Loan
B
(1-mo. CME Term SOFR + 3.25%),
7.48% , 03/21/31 ................. 79 79,645
(3-mo. CME Term SOFR + 3.25%),
7.25% , 08/16/32 ................. 31 30,622
Ellucian Holdings, Inc., 1st Lien Term Loan B1 ,
(1-mo. CME Term SOFR at 0.50% Floor +
2.75%), 6.91%
,
10/09/29 ............. 9 8,972
Ellucian Holdings, Inc., 2nd Lien Term Loan ,
(1-mo. CME Term SOFR at 0.50% Floor +
4.75%), 8.91%
,
11/15/32 .............. 138 140,874
Sabre GLBL, Inc., 1st Lien Term Loan B , (1-mo.
CME Term SOFR at 0.50% Floor + 4.25%),
8.51%
,
06/30/28 ................... 1 687
Sabre GLBL, Inc., 1st Lien Term Loan B1
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.78% , 12/17/27 ........... 3 2,641
(1-mo. CME Term SOFR at 0.50% Floor +
6.00%), 10.26% , 11/15/29
(g)
.......... 9 8,710
Sabre GLBL, Inc., 1st Lien Term Loan B2
(1-mo. CME Term SOFR at 0.50% Floor +
3.50%), 7.78% , 12/17/27 ........... 1 869
(1-mo. CME Term SOFR at 1.50% Floor +
6.00%), 10.26% , 11/15/29
(g)
.......... 4 3,660
320,442
Trading Companies & Distributors — 0.2%
Foundation Building Materials, Inc., 1st Lien Term
Loan
(c)
(3-mo. CME Term SOFR + 4.00%),
8.31% , 01/29/31 ................. 100 100,479
(3-mo. CME Term SOFR at 1.00% Floor +
5.25%), 9.55% , 01/29/31 ........... 10 10,214
110,693
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 0.3%
(c)
Digicel International Finance Ltd., 1st Lien Term
Loan , (3-mo. CME Term SOFR at 0.00% Floor
+ 5.25%), 9.49%
,
08/09/32 ............ USD 60 $ 59,925
Windstream Services LLC, 1st Lien Term Loan ,
(1-mo. CME Term SOFR at 0.00% Floor +
4.75%), 9.01%
,
09/25/31
(g)
............ 25 24,938
Windstream Services LLC, 1st Lien Term Loan B ,
09/24/32
(f) (g)
....................... 44 43,560
128,423
Total Floating Rate Loan Interests — 6 .8%
(Cost: $ 3,140,753 ) ............................... 3,146,431
Preferred Securities
Capital Trusts — 0.7%
Electric Utilities — 0.3%
NRG Energy, Inc. , (5-Year US Treasury Yield
Curve Rate T Note Constant Maturity +
5.92%), 10.25%
(a) (c) (i)
................. 103 112,308
Financial Services — 0.0%
Shift4 Payments, Inc. , 6.00% , 05/01/28
(d)
..... —
(h)
18,310
Independent Power and Renewable Electricity Producers — 0.3%
Vistra Corp. , (5-Year US Treasury Yield Curve
Rate T Note Constant Maturity + 5.74%),
7.00%
(a) (c) (i)
....................... 134 136,046
Semiconductors & Semiconductor Equipment — 0.1%
Microchip Technology, Inc. , 7.50% , 03/15/28
(d)
. 1 41,321
Total Capital Trusts — 0 .7%
(Cost: $ 291,399 ) ................................. 307,985
Shares
Shares
Preferred Stocks — 0.0%
IT Services — 0.0%
(g)(j)
Veritas Newco ....................... 129 2,930
Veritas Newco, Series G-1 ............... 89 2,023
4,953
Total Preferred Stocks — 0.0%
(Cost: $ 4,355 ) .................................. 4,953
Total Preferred Securities — 0 .7%
(Cost: $ 295,754 ) ................................. 312,938
Total Long-Term Investments — 100.3%
(Cost: $ 45,360,722 ) ............................... 46,407,202

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Sustainable High Yield Bond Fund
12
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.01%
(k) (l)
.................... 428,044 $ 428,044
Total Short-Term Securities — 0 .9%
(Cost: $ 428,044 ) ................................. 428,044
Total Investments — 101 .2%
(Cost: $ 45,788,766 ) ............................... 46,835,246
Liabilities in Excess of Other Assets — (1.2) % ............. (538,075)
Net Assets — 100.0% ...............................
$ 46,297,171
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)
Convertible security.
(e)
Zero-coupon bond.
(f)
Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(g)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(h)
Rounds to less than 1,000.
(i)
Perpetual security with no stated maturity date.
(j)
Non-income producing security.
(k)
Affiliate of the Fund.
(l)
Annualized 7-day yield as of period end.
Affiliated Issuer
Value at
09/30/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/25
Shares
Held at
09/30/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class . $ 897,178 $ — $ (469,134)
(a)
$ — $ — $ 428,044 428,044 $ 30,324 $ —
— —
(a)
Represents net amount purchased (sold).
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(continued)
September 30, 2025
BlackRock Sustainable High Yield Bond Fund
Schedule of Investments
13
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Forward Foreign Currency Exchange Contracts
Currency
Purchased
Currency
Sold Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
USD 119,313 EUR 101,000 Deutsche Bank AG 12/17/25 $ 204
USD 826,566 EUR 699,000 Morgan Stanley & Co. International plc 12/17/25 2,235
2,439
USD 25,187 EUR 21,369 Bank of America NA 12/17/25 (14)
$ 2,425
As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency
exchange contracts ...................... $ — $ — $ — $ 2,439 $ — $ — $ 2,439
Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency
exchange contracts ...................... $ — $ — $ — $ 14 $ — $ — $ 14
For the period ended September 30, 2025, the effect of derivative financial instruments in the Statement of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures c ontracts ....................... $ — $ — $ — $ — $ (12,236) $ — $ (12,236)
Forward foreign currency exchange contracts .... — — — (12,302) — — (12,302)
$ — $ — $ — $ (12,302) $ (12,236) $ — $ (24,538)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures c ontracts ....................... $ — $ — $ — $ — $ (1,398) $ — $ (1,398)
Forward foreign currency exchange contracts .... — — — 2,425 — — 2,425
$ — $ — $ — $ 2,425 $ (1,398) $ — $ 1,027
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 268,223
Forward foreign currency exchange contracts
Average amounts purchased — in USD .................................................................................... 330,106

2025
BlackRock Annual Financial Statements and Additional Information
Schedule of Investments
(continued)
September 30, 2025
BlackRock Sustainable High Yield Bond Fund
14
Derivative Financial Instruments — Offsetting as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
The Fund's derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Forward f oreign currency exchange contracts ................................................................. $ 2,439 $ 14
Total derivative assets and liabilities in the Statement of Assets and Liabilities .............................................
$ 2,439 $ 14
Derivatives not subject to a Master Netting Agreement or similar agreement ("MNA") ........................................
— —
Total derivative assets and liabilities subject to an MNA ............................................................
$ 2,439 $ 14
The following tables present the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative
Assets
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Received
Cash
Collateral
Received
Net Amount
of Derivative
Assets
(a)(b)
Deutsche Bank AG ............................... $ 204 $ — $ — $ — $ 204
Morgan Stanley & Co. International plc .................. 2,235 — — — 2,235
$ 2,439 $ — $ — $ — $ 2,439
Counterparty
Derivative
Liabilities
Subject to
an MNA by
Counterparty
Derivatives
Available
for Offset
Non-cash
Collateral
Pledged
Cash
Collateral
Pledged
Net Amount of
Derivative
Liabilities
(a)(c)
Bank of America NA .............................. $ 14 $ — $ — $ — $ 14
(a)
Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(b)
Net amount represents the net amount receivable from the counterparty in the event of default.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 35,117 $ — $ — $ 35,117
Corporate Bonds ........................................ — 42,912,716 — 42,912,716
Floating Rate Loan Interests
Aerospace & Defense .................................... — 89,885 — 89,885
Automobile Components .................................. — 69,248 — 69,248
Building Products ....................................... — 37,543 — 37,543
Capital Markets ........................................ — 88,883 — 88,883
Chemicals ............................................ — 84,651 — 84,651
Commercial Services & Supplies ............................. — 102,059 — 102,059
Communications Equipment ................................ — 55,136 — 55,136
Diversified Consumer Services .............................. — 42,703 — 42,703
Diversified Telecommunication Services ........................ — 727,987 15,854 743,841
Financial Services ...................................... — 75,197 — 75,197
Food Products ......................................... — 2,984 — 2,984
Health Care Equipment & Supplies ........................... — 147,660 — 147,660
Health Care Providers & Services ............................ — 85,085 — 85,085
Health Care Technology .................................. — 89,185 — 89,185
Household Durables ..................................... — 7,039 — 7,039

Schedule of Investments
(continued)
September 30, 2025
BlackRock Sustainable High Yield Bond Fund
Schedule of Investments
15
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Industrial Conglomerates .................................. $ — $ 35,146 $ — $ 35,146
Interactive Media & Services ............................... — 57,873 — 57,873
IT Services ........................................... — 63,204 — 63,204
Life Sciences Tools & Services .............................. — 118,408 — 118,408
Media ............................................... — 342,238 — 342,238
Pharmaceuticals ....................................... — 170,354 — 170,354
Professional Services .................................... — 13,632 — 13,632
Semiconductors & Semiconductor Equipment .................... — 64,919 — 64,919
Software ............................................. — 308,072 12,370 320,442
Trading Companies & Distributors ............................ — 110,693 — 110,693
Wireless Telecommunication Services ......................... — 59,925 68,498 128,423
Preferred Securities
Electric Utilities ........................................ — 112,308 — 112,308
Financial Services ...................................... 18,310 — — 18,310
Independent Power and Renewable Electricity Producers ............ — 136,046 — 136,046
IT Services ........................................... — — 4,953 4,953
Semiconductors & Semiconductor Equipment .................... 41,321 — — 41,321
Short-Term Securities
Money Market Funds ...................................... 428,044 — — 428,044
Unfunded Floating Rate Loan Interests
(a)
........................... — 12 — 12
$ 522,792 $ 46,210,791 $ 101,675 $ 46,835,258
Derivative Financial Instruments
(b)
Assets
Foreign currency exchange contracts ............................ $ — $ 2,439 $ — $ 2,439
Liabilities
Foreign currency exchange contracts ............................ — (14) — (14)
$ — $ 2,425 $ — $ 2,425
(a)
Unfunded floating rate loan interests are valued at the unrealized appreciation (depreciation) on the commitment.
(b)
Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Fair Value Hierarchy as of Period End (continued)

Statement of Assets and Liabilities

September 30, 2025
2025
BlackRock Annual Financial Statements and Additional Information
16
See notes to financial statements.
BlackRock
Sustainable
High Yield Bond
Fund
ASSETS
Investments, at value — unaffiliated
(a)
........................................................................................ $ 46,407,202
Investments, at value — affiliated
(b)
.......................................................................................... 428,044
Cash ............................................................................................................. 26,242
Receivables: –
Investment s sold .................................................................................................... 708,175
Dividends — affiliated ................................................................................................. 1,904
Interest — unaffiliated ................................................................................................. 705,150
From the Manager ................................................................................................... 14,673
Unrealized appreciation on: –
Forward foreign currency exchange contracts ................................................................................. 2,439
Unfunded floating rate loan interests ....................................................................................... 12
Prepaid e xpenses ..................................................................................................... 51,084
Total a ssets .........................................................................................................
48,344,925
LIABILITIES
Payables: –
Investments purchased ................................................................................................ 1,600,704
Accounting services fees ............................................................................................... 28,409
Capital shares redeemed ............................................................................................... 54
Custodian fees ...................................................................................................... 3,353
Income dividend distributions ............................................................................................ 254,575
Interest expense .................................................................................................... 43
Printing and postage fees .............................................................................................. 57,483
Professional fees .................................................................................................... 99,241
Registration fees .................................................................................................... 1,727
Service fees ....................................................................................................... 27
Transfer agent fees .................................................................................................. 249
Other accrued expenses ............................................................................................... 1,875
Unrealized depreciation on: –
Forward foreign currency exchange contracts ................................................................................. 14
Total li abilities ........................................................................................................
2,047,754
Commitments and contingent liabilities —
NET ASSETS ........................................................................................................
$ 46,297,171
NET ASSETS CONSIST OF:
Paid-in capital ........................................................................................................ $ 50,395,504
Accumulated loss ..................................................................................................... (4,098,333)
NET ASSETS ........................................................................................................
$ 46,297,171
(a)
  Investments, at cost — unaffiliated ................................................................................. $ 45,360,722
(b)
  Investments, at cost — affiliated ................................................................................... $ 428,044

Statement of Assets and Liabilities
(continued)
September 30, 2025
17
Statement of Assets and Liabilities
See notes to financial statements.
BlackRock
Sustainable High
Yield Bond Fund
NET ASSET VALUE
Institutional
Net assets .........................................................................................................
$ 544,421
Shares outstanding ...................................................................................................
59,433
Net asset value .....................................................................................................
$ 9.16
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Investor A
Net assets .........................................................................................................
$ 135,469
Shares outstanding ...................................................................................................
14,791
Net asset value .....................................................................................................
$ 9.16
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001
Class K
Net assets .........................................................................................................
$ 45,617,281
Shares outstanding ...................................................................................................
4,980,000
Net asset value .....................................................................................................
$ 9.16
Shares authorized ...................................................................................................
Unlimited
Par value ......................................................................................................... $ 0.001

Statement of Operations

Year Ended September 30, 2025
2025
BlackRock Annual Financial Statements and Additional Information
18
See notes to financial statements.
BlackRock
Sustainable High
Yield Bond Fund
INVESTMENT INCOME –
Dividends — unaffiliated .............................................................................................. $ 1,527
Dividends — affiliated ................................................................................................ 30,324
Interest — unaffiliated ................................................................................................ 3,162,013
Payment-in-kind interest — unaffiliated .................................................................................... 54,671
Total investment income ................................................................................................
3,248,535
EXPENSES
Investment advisory ................................................................................................. 227,326
Professional ...................................................................................................... 137,524
Accounting services ................................................................................................. 95,991
Printing and postage ................................................................................................ 70,107
Registration ...................................................................................................... 55,895
Administration .................................................................................................... 19,323
Custodian ........................................................................................................ 9,395
Administration — class specific ......................................................................................... 9,093
Trustees and Officer ................................................................................................. 1,745
Transfer agent — class specific ......................................................................................... 1,434
Service — class specific .............................................................................................. 310
Miscellaneous ..................................................................................................... 11,157
Total expenses excluding interest expense ....................................................................................
639,300
Interest expense ................................................................................................... 279
Total e xpenses ......................................................................................................
639,579
Less: –
Administration fees waived ............................................................................................ (19,323)
Administration fees waived by the Manager — class specific ...................................................................... (9,059)
Fees waived and/or reimbursed by the Manager .............................................................................. (368,038)
Transfer agent fees waived and/or reimbursed by the Manager — class specific ......................................................... (1,157)
Total ex penses after fees waived and/or reimbursed .............................................................................
242,002
Net investment income .................................................................................................
3,006,533
REALIZED AND UNREALIZED GAIN (LOSS) $ 282,181
Net realized gain (loss) from:
Investments — unaffiliated .......................................................................................... $ 282,919
Forward foreign currency exchange contracts .............................................................................. (12,302)
Foreign currency transactions ........................................................................................ (2,708)
Futures contracts ................................................................................................. (12,236)
255,673
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated .......................................................................................... 25,397
Forward foreign currency exchange contracts .............................................................................. 2,425
Foreign currency translations ......................................................................................... 71
Futures contracts ................................................................................................. (1,398)
Unfunded floating rate loan interests .................................................................................... 12
26,507
Net realized and unrealized gain ..........................................................................................
282,180
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .................................................................
$ 3,288,713

Statements of Changes in Net Assets
19
Statements of Changes in Net Assets
See notes to financial statements.
BlackRock Sustainable High Yield Bond Fund
Year Ended
09/30/25
Year Ended
09/30/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 3,006,533 $ 2,900,806
Net realized gain (loss) .............................................................................. 255,673 (968,821)
Net change in unrealized appreciation (depreciation) .......................................................... 26,507 4,338,554
Net increase in net assets resulting from operations .............................................................
3,288,713 6,270,539
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Institutional ..................................................................................... (28,042) (18,785)
Investor A ...................................................................................... (7,812) (6,216)
Class K ........................................................................................ (2,965,154) (2,900,235)
Decrease in net assets resulting from distributions to shareholders ...................................................
(3,001,008) (2,925,236)
CAPITAL SHARE TRANSACTIONS
$ – $ –
Net increase in net assets derived from capital share transactions ...................................................
158,587 169,819
NET ASSETS
Total increase in net assets ............................................................................. 446,292 3,515,122
Beginning of year ....................................................................................
45,850,879 42,335,757
End of year ........................................................................................
$ 46,297,171 $ 45,850,879
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information
20
BlackRock Sustainable High Yield Bond Fund
Institutional
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period ..........................
$ 9.10  $ 8.44  $ 8.18  $ 9.94  $ 10.00
Net investment income
(b)
..................................
0 .59  0 .57  0 .49  0 .37  0 .05
Net realized and unrealized gain (loss) .........................
0 .06  0 .67  0 .27  ( 1 .72 ) ( 0 .05 )
Net increase (decrease) from investment operations ................. 0.65  1.24  0.76  (1.35) 0.00
Distributions from net investment income
(c)
..................... (0.59) (0.58) (0.50) (0.41) (0.06)
Net asset value, end of period ............................... $ 9.16  $ 9.10  $ 8.44  $ 8.18  $ 9.94
Total Return
(d)
Based on net asset value ................................... 7.45% 15.12% 9.40% (13.97)% 0.01%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ..........................................
1.61% 1.40% 1.56% 1.75% 1.32%
(g) (h)
Total expenses after fees waived and/or reimbursed .................
0.58% 0.57% 0.58% 0.57% 0.58%
(g)
Net investment income ....................................
6.56% 6.52% 5.70% 3.96% 2.80%
(g)
Supplemental Data
Net assets, end of period (000) ............................... $ 544  $ 419  $ 217  $ 83  $ 99
Portfolio turnover rate ...................................... 60% 66% 37% 47% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.40%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
21
Financial Highlights
BlackRock Sustainable High Yield Bond Fund
Investor A
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period ..........................
$ 9.10  $ 8.44  $ 8.18  $ 9.94  $ 10.00
Net investment income
(b)
..................................
0 .57  0 .55  0 .46  0 .34  0 .05
Net realized and unrealized gain (loss) .........................
0 .06  0 .67  0 .28  ( 1 .72 ) ( 0 .05 )
Net increase (decrease) from investment operations ................. 0.63  1.22  0.74  (1.38) 0.00
Distributions from net investment income
(c)
..................... (0.57) (0.56) (0.48) (0.38) (0.06)
Net asset value, end of period ............................... $ 9.16  $ 9.10  $ 8.44  $ 8.18  $ 9.94
Total Return
(d)
Based on net asset value ................................... 7.18% 14.82% 9.13% (14.18)% (0.03)%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ..........................................
2.04% 1.85% 1.83% 2.00% 1.58%
(g) (h)
Total expenses after fees waived and/or reimbursed .................
0.83% 0.83% 0.83% 0.82% 0.83%
(g)
Net investment income ....................................
6.31% 6.27% 5.39% 3.71% 2.55%
(g)
Supplemental Data
Net assets, end of period (000) ............................... $ 135  $ 98  $ 101  $ 84  $ 99
Portfolio turnover rate ...................................... 60% 66% 37% 47% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.65%.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2025
BlackRock Annual Financial Statements and Additional Information
22
BlackRock Sustainable High Yield Bond Fund
Class K
Year Ended
09/30/25
Year Ended
09/30/24
Year Ended
09/30/23
Year Ended
09/30/22
Period from
07/22/21
(a)
to 09/30/21
Net asset value, beginning of period ..........................
$ 9.10  $ 8.44  $ 8.18  $ 9.94  $ 10.00
Net investment income
(b)
..................................
0 .60  0 .58  0 .48  0 .37  0 .05
Net realized and unrealized gain (loss) .........................
0 .06  0 .66  0 .28  ( 1 .72 ) ( 0 .05 )
Net increase (decrease) from investment operations ................. 0.66  1.24  0.76  (1.35) 0.00
Distributions from net investment income
(c)
..................... (0.60) (0.58) (0.50) (0.41) (0.06)
Net asset value, end of period ............................... $ 9.16  $ 9.10  $ 8.44  $ 8.18  $ 9.94
Total Return
(d)
Based on net asset value ................................... 7.50% 15.16% 9.44% (13.93)% 0.02%
(e)
Ratios to Average Net Assets
(f)
Total expen ses ..........................................
1.40% 1.38% 1.52% 1.46% 0.96%
(g) (h)
Total expenses after fees waived and/or reimbursed .................
0.53% 0.53% 0.53% 0.53% 0.53%
(g)
Net investment income ....................................
6.61% 6.57% 5.67% 4.00% 2.85%
(g)
Supplemental Data
Net assets, end of period (000) ............................... $ 45,617  $ 45,334  $ 42,017  $ 40,755  $ 49,509
Portfolio turnover rate ...................................... 60% 66% 37% 47% 10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Audit, offering and organization costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 2.04%.
See notes to financial statements.

Notes to Financial Statements
23
Notes to Financial Statements
1. ORGANIZATION
BlackRock Funds V (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Trust is organized as a Massachusetts business trust. BlackRock Sustainable High Yield Bond Fund (the “Fund”) is a series of the Trust. The Fund is classified as diversified.
The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional Shares are sold without a sales charge and only to certain eligible investors. Investor A bear certain expenses related to shareholder servicing of such shares, and Shares also bear certain expenses related to the distribution of such shares. Investor A Shares are generally available through financial intermediaries. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).
(a)
 Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.
The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of funds referred to as the BlackRock Fixed-Income Complex.
On September 10, 2025, the Board approved the closure of the Fund to new and subsequent investments and thereafter to liquidate the Fund. Accordingly, effective 4:00
p.m. (Eastern time) on November 12, 2025, the Fund will no longer accept orders to purchase fund shares. On or about December 12, 2025, (the "Liquidation Date"), all of the assets of the Fund will be liquidated completely, the shares of any shareholders on the Liquidation Date will be redeemed at the net asset value ("NAV") per share and the Fund will then be terminated as a series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.
Foreign Currency Translation: The Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes.
Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Cash: The Fund may maintain cash at its custodian which, at times may exceed United States federally insured limits. The Fund may, at times, have outstanding cash disbursements that exceed deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statement of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
Distributions:  Distributions from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates and made at least annually. The portion of distributions, if any, that exceeds a fund’s current and accumulated earnings and profits, as measured on a tax basis, constitute a non-taxable return of capital. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by the Board, the Trustees who are not “interested persons” of the Funds, as defined in the 1940 Act (“Independent Trustees ”), may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though
Share Class Initial Sales Charge
Contingent Deferred
Sales Charge (“CDSC”)
Conversion Privilege
Institutional and Class K Shares ..................................... No No None
Investor A Shares .............................................. Yes No
(a)
None

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
24
equivalent dollar amounts had been invested in common shares of certain funds in the BlackRock Fixed-Income Complex selected by the Independent Trustees . This has the same economic effect for the Independent  Trustees as if the Independent  Trustees had invested the deferred amounts directly in certain funds in the BlackRock Fixed-
Income Complex.
The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Fund, as applicable. Deferred compensation liabilities, if any, are included in the Trustees’ and Officer’s fees payable in the Statement of Assets and Liabilities and will remain as a liability of the Fund until such amounts are distributed in accordance with the Plan. Net appreciation (depreciation) in the value of participants’ deferral accounts is allocated among the participating funds in the
BlackRock Fixed-Income Complex and reflected as Trustee and Officer expense on the Statement of Operations. The Trustee and Officer expense may be negative as a result of a decrease in value of the deferred accounts.
Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.
Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.
Segment Reporting: The Fund adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment
Disclosures (“ASU 2023-07”) during the period. The Fund's adoption of the new standard impacted financial statement disclosures only and did not affect the Fund's financial position or results of operations.
The Chief Financial Officer acts as the Fund's Chief Operating Decision Maker (“CODM”) and is responsible for assessing performance and allocating resources with respect to the Fund. The CODM has concluded that the Fund operates as a single operating segment since the Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Fund's financial statements.
3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS
Investment Valuation Policies:  The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board has approved the designation of the Fund’s Manager as the valuation designee for the Fund. The Fund determines the fair values of its financial instruments using various independent dealers or pricing services under the Manager’s policies.
If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with the
Manager’s policies and procedures as reflecting fair value. The Manager has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last trade or last available bid
(long positions) or ask (short positions) price.
Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price provided by independent dealers or third-party pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more independent brokers or dealers as obtained from a third-party pricing service. Pricing services generally value fixed-income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots of securities in certain asset classes may trade at lower prices than institutional round lots, and the value ultimately realized when the securities are sold could differ from the prices used by a fund. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s net asset value (“NAV”).
Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of trading on the NYSE based on that day’s prevailing forward exchange rate for the underlying currencies.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Fund uses current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is
designed to value such foreign securities at fair value as of the close of trading on the NYSE, which occurs after the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee in accordance with the Manager's policies and procedures as reflecting fair value (“Fair
Valued Investments”). The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.

Notes to Financial Statements
(continued)
25
Notes to Financial Statements
When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation
Committee deems relevant and consistent with the principles of fair value measurement as of the measurement date.
For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Valuation Committee and third-party pricing services utilized by the Valuation Committee include one or a combination of, but not limited to, the following inputs:
(i) recent market transactions, including secondary market transactions, merger or acquisition activity and subsequent rounds of financing in the underlying investment or comparable issuers
(ii) recapitalizations and other transactions across the capital structure
(iii) market or relevant indices multiples of comparable issuers
(iv) future cash flows discounted to present and adjusted as appropriate for liquidity, credit, and/or market risks
(v) quoted prices for similar investments or assets in active markets
(vi) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/
or default rates
(vii) audited or unaudited financial statements, investor communications and Private Company financial or operational metrics
(viii) relevant market news and other public sources.
Investments in series of preferred stock issued by Private Companies are typically valued utilizing a market approach to determine the enterprise value of the company.
Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used as deemed appropriate under the circumstances. The use of these valuation techniques involves a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.
Private Companies are not subject to public company disclosure, timing, and reporting standards applicable to other investments held by the Fund. Certain information made available by a Private Company is as of a date that is earlier than the date the Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price the Fund could receive upon the sale of the investment.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. SECURITIES AND OTHER INVESTMENTS
Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.
Capital Securities and Trust Preferred Securities: Capital securities, including trust preferred securities, are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics. In the case of trust preferred securities, an affiliated business trust of a corporation issues these securities, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured with either a fixed or adjustable coupon that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation pays interest to the trust, which is then distributed to holders of these securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
26
Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.
Floating Rate Loan Interests: Floating rate loan interests are typically issued to companies (the “borrower”) by banks, other financial institutions, or privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged or in bankruptcy proceedings. In addition, transactions in floating rate loan interests may settle on a delayed basis, which may result in proceeds from the sale not being readily available for a fund to make additional investments or meet its redemption obligations. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. Since the rates reset only periodically, changes in prevailing interest rates (and particularly sudden and significant changes) can be expected to cause some fluctuations in the NAV of a fund to the extent that it invests in floating rate loan interests. The base lending rates are generally the lending rate offered by one or more European banks, such as the Secured Overnight Financing Rate
(“SOFR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. These investments are treated as investments in debt securities for purposes of a fund’s investment policies.
When a fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, a fund may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by a fund upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. A fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.
Floating rate loan interests are usually freely callable at the borrower’s option. A fund may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in a fund having a contractual relationship only with the lender, not with the borrower. A fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, a fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower. A fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, a fund assumes the credit risk of both the borrower and the lender that is selling the Participation. A fund’s investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the
Participation, a fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in a fund having a direct contractual relationship with the borrower, and a fund may enforce compliance by the borrower with the terms of the loan agreement.
In connection with floating rate loan interests, the Fund may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation (depreciation) is included in the Statement of Assets and Liabilities and Statement of Operations. As of period end, the Fund had the following unfunded floating rate loan interests:
5. Derivative Financial Instruments
The Fund engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Fund and/or to manage its exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk) .
Futures contracts are exchange-traded agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statement of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statement of Assets and Liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statement of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the
Fund Name Borrower Par
Commitment
Amount Value
Unrealized
Appreciation
(Depreciation)
Sustainable High Yield
Bond SWF Holdings I Corp., Delayed Draw 1st Lien Term Loan ...... $ 9,373 $ 9,373 $ 9,385 $ 12
$ 12

Notes to Financial Statements
(continued)
27
Notes to Financial Statements
difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Forward Foreign Currency Exchange Contracts : Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).
A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Fund are denominated and in some cases, may be used to obtain exposure to a particular market. The contracts are traded OTC and not on an organized exchange.
The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When
a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the  Statement of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statement of Assets and
Liabilities. The Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Fund may enter into an
International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA
Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.
Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund(s) and the counterparty.
Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of
Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparties are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Fund has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.
6. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Advisory: The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement with the Manager, the Fund’s investment adviser and an indirect, majority-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administrative services. The Manager is responsible for the management of the Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Fund.
For such services, the Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of the Fund’s net assets:
The Manager entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL for services it provides for that portion of the Fund for which BIL acts as sub-adviser, a monthly fee that is equal to a percentage of the investment advisory fees paid by the Fund to the Manager.
Average Daily Net Assets
Investment
Advisory Fees
First $1 billion ......................................................................................................... 0.500%
$1 billion - $3 billion ..................................................................................................... 0.470
$3 billion - $5 billion ..................................................................................................... 0.450
$5 billion - $10 billion .................................................................................................... 0.440
Greater than $10 billion ................................................................................................... 0.430

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
28
Service Fees:  The Trust , on behalf of the Fund, entered into a Distribution Agreement and a Distribution  and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:
BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing to the Fund. The ongoing service fee compensates BRIL and each broker-
dealer for providing shareholder servicing related services to shareholders.
For the year ended September 30, 2025, the class specific service fees borne directly by Investor A Shares of the Fund were $310.
Administration: The Trust, on behalf of the Fund, entered into an Administration Agreement with the Manager, an indirect, majority-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of the Fund. The administration fee, which is shown as administration in the Statement of Operations, is paid at the annual rates below.
In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statement of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.
For the year ended September 30, 2025, the following table shows the class specific administration fees borne directly by each share class of the Fund:
Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the year  ended  September 30, 2025 , the Fund did not pay any amounts to affiliates in return for these services.
The Manager maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the year ended September 30, 2025, the Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:
For the year ended September 30, 2025, the following table shows the class specific transfer agent fees borne directly by each share class of the Fund:
Other Fees: For the year  ended  September 30, 2025 , affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund's Investor
A Shares for a total of $36 .
Expense Limitations, Waivers, Reimbursements and Recoupments: The Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through June 30,
2026 . The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver.  This amount is included in fees waived and/or reimbursed by the Manager in the Statement of Operations. For the year ended September 30, 2025 , the amount waived was $ 531 .
The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through June 30, 2026 . The contractual agreement may be terminated upon 90 days’
notice by a majority of the Independent Trustees , or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended September 30, 2025 , there were no fees waived by the Manager pursuant to this arrangement.
Share Class Service Fees
Investor A .............................................................................................................. 0 .25%
Average Daily Net Assets Administration Fees
First $500 million ...................................................................................................... 0.0425%
$500 million - $1 billion .................................................................................................. 0.0400
$1 billion - $2 billion .................................................................................................... 0.0375
$2 billion - $4 billion .................................................................................................... 0.0350
$4 billion - $13 billion ................................................................................................... 0.0325
Greater than $13 billion .................................................................................................. 0.0300
Institutional Investor A Class K Total
Administration fees - class specific ....................................................... $ 86 $ 24 $ 8,983 $ 9,093
Institutional Investor A Class K Total
Reimbursed Amount ................................................................. $ 60 $ 142 $ 86 $ 288
Institutional Investor A Class K Total
Transfer agent fees - class specific ....................................................... $ 870 $ 478 $ 86 $ 1,434

Notes to Financial Statements
(continued)
29
Notes to Financial Statements
The Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business
(“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:
The Manager has agreed not to reduce or discontinue the contractual expense limitations through June 30, 2026, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the Fund. For the year ended September 30, 2025, the Manager waived and/or reimbursed investment advisory fees of $367,507 which is included in fees waived and/or reimbursed by the Manager in the Statement of Operations.
The Fund also had a waiver of administration fees, which is included in Administration fees waived in the Statement of Operations. For the year ended September 30, 2025, the amount was $19,323.
In addition, these amounts waived and/or reimbursed by the Manager are included in fees waived and/or reimbursed by the Manager, administration fees waived by the
Manager — class specific and transfer agent fees waived and/or reimbursed by the Manager—class specific, respectively, in the Statement of Operations. For the year ended
September 30, 2025, class specific expense waivers and/or reimbursements were as follows:
With respect to the contractual expense limitation, if during the Fund’s fiscal year the operating expenses of a share class, that at any time during the prior two fiscal years received a waiver and/or reimbursement from the Manager, are less than the current expense limitation for that share class, the Manager is entitled to be reimbursed by such share class up to the lesser of: (a) the amount of fees waived and/or expenses reimbursed during those prior two fiscal years under the agreement and (b) an amount not to exceed either the current expense limitation of that share class or the expense limitation of the share class in effect at the time that the share class received the applicable waiver and/or reimbursement, provided that:
(1) the Fund, of which the share class is a part, has more than $50 million in assets for the fiscal year, and
(2) the Manager or an affiliate continues to serve as the Fund’s investment adviser or administrator.
This repayment applies only to the contractual expense limitation on net expenses and does not apply to the  contractual investment advisory fee waiver described above or any voluntary waivers that may be in effect from time to time. Effective July 22, 2028, the repayment arrangement between the Fund and the Manager pursuant to which such Fund may be required to repay amounts waived and/or reimbursed under the Fund’s contractual caps on net expenses will be terminated.
As of September 30, 2025, the fund level and class specific waivers and/or reimbursements subject to possible future recoupment under the expense limitation agreement were as follows:
The following fund level and class specific waivers and/or reimbursements previously recorded by the Fund, which were subject to recoupment by the Manager, expired on
September 30, 2025:
Interfund Lending:  Prior to March 3, 2025, in accordance with an exemptive order (the “Order”) from the U.S. Securities and Exchange Commission (“SEC”), the Fund
could participate in a joint lending and borrowing facility for temporary purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the
Order, and to the extent permitted by the Fund’s investment policies and restrictions. Effective March 3, 2025, the Interfund Lending Program was not renewed but remains available for renewal in the future.
During the period ended March 3, 2025, the Fund did not participate in the Interfund Lending Program.
Trustees and Officers:  Certain trustees and/or officers of the  Trust  are directors and/or officers of BlackRock or its affiliates. The Fund reimburses the Manager for a portion of the compensation paid to the  Trust’s Chief Compliance Officer, which is included in Trustees  and Officer in the Statement of Operations.
Institutional Investor A Class K
Expense Limitations ................................................................. 0 .58% 0 .83% 0 .53%
Share Class
Administration Fees
Waived by the Manager
— Class Specific
Transfer Agent Fees
Waived and/or
Reimbursed by
the Manager
— Class Specific
Institutional .................................................................................... $ 85 $ 656
Investor A ..................................................................................... 24 415
Class K ...................................................................................... 8,950 86
$ 9,059 $ 1,157
Expiring September 30,
Fund Level/Share Class 2026 2027
Fund Level ........................................................................................ $ 364,405 $ 386,830
Institutional ........................................................................................ 10 741
Investor A ......................................................................................... 182 439
Class K .......................................................................................... 8,844 9,036
Fund Level ............................................................................................................... $ 409,708
Institutional ............................................................................................................... 43
Investor A ................................................................................................................ 41
Class K ................................................................................................................. 8,681

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
30
7. PURCHASES AND SALES
For the year ended September 30, 2025, purchases and sales of investments, excluding short-term securities, were $28,061,460 and $27,232,830, respectively.
8. INCOME TAX INFORMATION
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns generally remains open for a period of three years after they are filed. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.
Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2025, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements. Management’s analysis is based on the tax laws and judicial and administrative interpretations thereof in effect as of the date of these financial statements, all of which are subject to change, possibly with retroactive effect, which may impact the Fund's NAV.
The tax character of distributions paid was as follows:
As of September 30, 2025, the tax components of accumulated earnings (loss) were as follows:
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and straddles, amortization and accretion methods of premiums and discounts on fixed income securities, the realization for tax purposes of unrealized gains (losses) on certain foreign currency exchange contracts and classification of investments.
During the year ended September 30, 2025, the Fund utilized the following amount of its capital loss carryforward:
As of September 30, 2025 , gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. BANK BORROWINGS
The Trust, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is party to a 364-day, $2.40 billion credit agreement with a group of lenders. Under this agreement, the Fund may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Fund, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) Overnight Bank Funding Rate ("OBFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum, (b) the
Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed or (c) the sum of (x) Daily Simple Secured
Overnight Financing Rate ("SOFR") (but, in any event, not less than 0.00%) on the date the loan is made plus 0.10% and (y) 0.80% per annum. The agreement expires in
April 2026 unless extended or renewed. Prior to April 11, 2024, the aggregate commitment amount was $2.50 billion. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the year ended September 30, 2025, the Fund did not borrow under the credit agreement.
10.  PRINCIPAL RISKS
In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation, tariffs or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events
Fund Name
Year Ended
09/30/25
Year Ended
09/30/24
Sustainable High Yield Bond
Ordinary income ...................................................................................... $ 3,001,008 $ 2,925,236
Fund Name
Undistributed
Ordinary
Income
Non-Expiring
Capital Loss
Carryforwards
(a)
Net Unrealized
Gains (Losses)
(b)
Total
Sustainable High Yield Bond ................................................. $ 24,005 $ (5,069,841) $ 947,503 $ (4,098,333)
Fund Name Amount Utilized
Sustainable High Yield Bond ............................................................................................. $ 221,099
Fund Name Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Sustainable High Yield Bond .......................................... $ 45,872,457 $ 1,285,736 $ (322,947) $ 962,789

Notes to Financial Statements
(continued)
31
Notes to Financial Statements
such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments. The Fund’s prospectus provides details of the risks to which the Fund is subject.
Market Risk: The Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force the Fund to reinvest in lower yielding securities. The Fund may also be exposed to reinvestment risk, which is the risk that income from the Fund’s portfolio will decline if the Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below the Fund portfolio’s current earnings rate.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. The Fund may invest in illiquid investments. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause the Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of the Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. The Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
The price the Fund could receive upon the sale of any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by the Fund, and the Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment.
Counterparty Credit Risk: The Fund may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Fund manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Fund to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Fund’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statement of Assets and Liabilities, less any collateral held by the Fund.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its Schedule of Investments.
The Fund invests a significant portion of its assets in high yield securities. High yield securities that are rated below investment-grade (commonly referred to as “junk bonds”)
or are unrated may be deemed speculative, involve greater levels of risk than higher-rated securities of similar maturity and are more likely to default. High yield securities may be issued by less creditworthy issuers, and issuers of high yield securities may be unable to meet their interest or principal payment obligations. High yield securities are subject to extreme price fluctuations, may be less liquid than higher rated fixed-income securities, even under normal economic conditions, and frequently have redemption features.
The Fund invests a significant portion of its assets in fixed-income securities and/or uses derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. The Fund may be subject to a greater risk of rising interest rates during a period of historically low interest rates.
Changing interest rates may have unpredictable effects on markets, may result in heightened market volatility, and could negatively impact the Fund’s performance.
The Fund invests a significant portion of its assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Fund invests.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
32
11. CAPITAL SHARE TRANSACTIONS
Transactions in capital shares for each class were as follows:
As of September 30, 2025, shares owned by BlackRock Financial Management, Inc., an affiliate of the Fund, were as follows:
12. SUBSEQUENT EVENTS
Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
d
Year Ended
09/30/25
Year Ended
09/30/24
Fund Name/Share Class
Shares Amount Shares Amount
Sustainable High Yield Bond
Institutional
Shares sold ..........................................
22,821 $ 205,897 18,995 $ 168,945
Shares issued in reinvestment of distributions .....................
2,452 22,134 1,469 12,995
Shares redeemed ......................................
(11,875) (105,412) (207) (1,822)
13,398 $ 122,619 20,257 $ 180,118
Investor A
Shares sold ..........................................
5,034 $ 45,315 619 $ 5,483
Shares issued in reinvestment of distributions .....................
209 1,887 72 633
Shares redeemed ......................................
(1,236) (11,234) (1,857) (16,415)
4,007 $ 35,968 (1,166) $ (10,299)
17,405 $ 158,587 19,091 $ 169,819
Fund Name Institutional Investor A Class K
Sustainable High Yield Bond .......................................................................... 10,000 10,000 4,980,000

Report of Independent Registered Public Accounting Firm
33
Report of Independent Registered Public Accounting Firm
To the Shareholders of BlackRock Sustainable High Yield Bond Fund and the Board of Trustees of BlackRock Funds V:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of BlackRock Sustainable High Yield Bond Fund of BlackRock Funds V (the “Fund”), including the schedule of investments, as of September 30, 2025, the related statement of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the four years in the period ended September 30, 2025 and for the period from July 22, 2021 (commencement of operations) through September 30, 2021, and the related notes (collectively referred to as the ”financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period ended
September 30, 2025 and for the period from July 22, 2021 (commencement of operations) through September 30, 2021, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States)
(PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the
Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30,
2025, by correspondence with custodians or counterparties; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
November 21, 2025
We have served as the auditor of one or more BlackRock investment companies since 1992.

Important Tax Information
(unaudited)
2025
BlackRock Annual Financial Statements and Additional Information
34
The following amount, or maximum amount allowable by law, is hereby designated as qualified dividend income for individuals for the fiscal year ended September 30, 2025
:
The Fund hereby designates the following amount, or maximum amount allowable by law, of distributions from direct federal obligation interest for the fiscal year ended
September 30, 2025:
The law varies in each state as to whether and what percent of ordinary income dividends attributable to federal obligations is exempt from state income tax. Shareholders are advised to check with their tax advisers to determine if any portion of the dividends received is exempt from state income tax.
The following percentage, or maximum percentage allowable by law, of ordinary income distributions paid during the fiscal year ended September 30, 2025 qualified for the dividends-received deduction for corporate shareholders:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended September 30, 2025:
The Fund hereby designates the following amount, or maximum amount allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended September 30, 2025:
Fund Name
Qualified Dividend
Income
Sustainable High Yield Bond ........................................................................................... $ 21,073
Fund Name Federal Obligation Interest
Sustainable High Yield Bond ........................................................................................... $ 13,927
Fund Name
Dividends-Received
Deduction
Sustainable High Yield Bond ........................................................................................... 0 .70%
Fund Name Interest Dividends
Sustainable High Yield Bond ........................................................................................... $ 2,984,625
Fund Name
Interest-Related
Dividends
Sustainable High Yield Bond ........................................................................................... $ 2,473,879

Additional Information
35
Additional Information
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Compensation to the independent trustees of the Trust is paid by the Trust, on behalf of the Fund.
General Information
Quarterly performance, shareholder reports, semi-annual and annual financial statements, current net asset value and other information regarding the Fund may be found on BlackRock’s website, which can be accessed at blackrock.com . Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Fund and does not, and is not intended to, incorporate BlackRock’s website in this report.
Electronic Delivery
Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program.
To enroll in electronic delivery:
Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:
Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.
Shareholders Who Hold Accounts Directly with BlackRock:
1. Access the BlackRock website at blackrock.com
2. Select "Access Your Account"
3. Next, select "eDelivery" in the "Related Resources" box and follow the sign-up instructions.
BlackRock’s Mutual Fund Family
BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit
blackrock.com for more information.
Shareholder Privileges
Account Information
Call us at (800)  441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.
Automatic Investment Plans
Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.
Systematic Withdrawal Plans
Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.
Retirement Plans
Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

Additional Information
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
36
Fund and Service Providers
Investment Adviser and Administrator
BlackRock Advisors, LLC
Wilmington, DE 19809
Sub-Advisers
BlackRock International Limited
Edinburgh, EH3 8BL
United Kingdom
Accounting Agent
JPMorgan Chase Bank, N.A.
New York, NY 10179
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Wilmington, DE 19809
Custodian
JPMorgan Chase Bank, N.A.
New York, NY 10179
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Boston, MA 02110
Distributor
BlackRock Investments, LLC
New York, NY 10001
Legal Counsel
Willkie Farr & Gallagher LLP
New York, NY 10019
Address of the Trust
100 Bellevue Parkway
Wilmington, DE 19809

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
37
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
The Board of Trustees (the “Board,” the members of which are referred to as “Board Members”) of BlackRock Funds V (the “Trust”) met on May 8, 2025 (the
“May Meeting”) and June 5-6, 2025 (the “June Meeting”) to consider the approval to continue the investment advisory agreement (the “Advisory Agreement”) between the
Trust, on behalf of BlackRock Sustainable High Yield Bond Fund (the “Fund”), and BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor. The Board also considered the approval to continue the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Manager and BlackRock International Limited, with respect to the Fund (the “Sub-Advisor”). The Manager and the Sub-Advisor are referred to herein as “BlackRock.” The Advisory Agreement and the Sub-Advisory Agreement are
referred to herein as the “Agreements.”
The Approval Process
Consistent with the requirements of the Investment Company Act of 1940 (the “1940 Act”), the Board considers the approval of the continuation of the Agreements for the Fund on an annual basis. The Board Members who are not “interested persons” of the Trust, as defined in the 1940 Act, are considered independent Board Members
(the “Independent Board Members”). The Board’s consideration entailed a year-long deliberative process during which the Board and its committees assessed BlackRock’s various services to the Fund, including through the review of written materials and oral presentations, and the review of additional information provided in response to requests from the Independent Board Members. The Board had four quarterly meetings per year, as well as numerous ad hoc meetings and executive sessions throughout the year, as needed. The committees of the Board similarly met throughout the year. The Board also held the May Meeting to consider specific information regarding the renewal of the
Agreements. In considering the renewal of the Agreements, the Board assessed, among other things, the nature, extent and quality of the services provided to the Fund by
BlackRock, BlackRock’s personnel and affiliates, including (as applicable): investment management services; accounting oversight; administrative and shareholder services;
oversight of the Fund’s service providers; risk management and oversight; and legal, regulatory and compliance services. Throughout the year, including during the contract renewal process, the Independent Board Members were advised by independent legal counsel, and met with independent legal counsel in various executive sessions outside of the presence of BlackRock’s management.
During the year, the Board, acting directly and through its committees, considered information that was relevant to its annual consideration of the renewal of the
Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. BlackRock also furnished additional information to the Board in response to specific questions from the Board. Among the matters the Board considered were: (a) investment performance for one-year, three-year, five-year, and/or since inception periods, as applicable, against peer funds, relevant benchmarks, and other performance metrics, as applicable, as well as BlackRock senior management’s and portfolio managers’ investment performance analyses, and the reasons for any outperformance or underperformance relative to its peers, benchmarks, and other performance metrics, as applicable; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services; (c) Fund operating expenses and how BlackRock allocates expenses to the Fund; (d) the resources devoted to, risk oversight of, and compliance reports relating to, implementation of the Fund’s investment objective, policies and restrictions, and meeting regulatory requirements; (e) BlackRock’s and the Fund’s adherence to applicable compliance policies and procedures; (f) the nature, character and scope of non-investment management services provided by BlackRock and its affiliates and the estimated cost of such services, as applicable; (g) BlackRock’s and other service providers’ internal controls and risk and compliance oversight mechanisms; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; (k) an analysis of management fees paid to BlackRock for products with similar investment mandates across the open-end fund, exchange-traded fund (“ETF”), closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable, and the similarities and differences between these products and the services provided as compared to the Fund; (l) BlackRock’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage; and (m) periodic updates on BlackRock’s business.
Prior to and in preparation for the May Meeting, the Board received and reviewed materials specifically relating to the renewal of the Agreements. The Independent
Board Members continuously engaged in a process with their independent legal counsel and BlackRock to review the nature and scope of the information provided to the
Board to better assist its deliberations. The materials provided in connection with the May Meeting included, among other things: (a) information independently compiled and prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), based on either a Lipper classification or Morningstar category, regarding the Fund’s fees and expenses as compared with a peer group of funds as determined by Broadridge (“Expense Peers”) and the investment performance of the Fund as compared with a peer group of funds
(“Performance Peers”); (b) information on the composition of the Expense Peers and Performance Peers and a description of Broadridge’s methodology; (c) information on the estimated profits realized by BlackRock and its affiliates pursuant to the Agreements and a discussion of fall-out benefits to BlackRock and its affiliates; (d) a general analysis provided by BlackRock concerning investment management fees received in connection with other types of investment products, such as institutional accounts, sub-advised mutual funds, ETFs, closed-end funds, open-end funds, and separately managed accounts, under similar investment mandates, as well as the performance of such other products, as applicable; (e) a review of non-management fees; (f) the existence, impact and sharing of potential economies of scale, if any, with the Fund; (g) a summary of aggregate amounts paid by the Fund to BlackRock; (h) sales and redemption data regarding the Fund’s shares; and (i) various additional information requested by the Board as appropriate regarding BlackRock’s and the Fund’s operations.
At the May Meeting, the Board reviewed materials relating to its consideration of the Agreements and the Independent Board Members presented BlackRock with questions and requests for additional information. BlackRock responded to these questions and requests with additional written information in advance of the June Meeting, and such responses were reviewed by the Board Members.
At the June Meeting, the Board concluded its assessment of, among other things: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund as compared to its Performance Peers and to other metrics, as applicable; (c) the advisory fee and the estimated cost of the services and estimated profits realized by BlackRock and its affiliates from their relationship with the Fund; (d) the Fund’s fees and expenses compared to its Expense Peers; (e) the existence and sharing of potential economies of scale; (f) any fall-out benefits to BlackRock and its affiliates as a result of BlackRock’s relationship with the Fund; and (g)
other factors deemed relevant by the Board Members.
The Board also considered other matters it deemed important to the approval process, such as other payments made to BlackRock or its affiliates relating to securities lending and cash management, and BlackRock’s services related to the valuation and pricing of Fund portfolio holdings. The Board noted the willingness of
BlackRock’s personnel to engage in open, candid discussions with the Board. The Board evaluated the information available to it on a fund-by-fund basis. The following paragraphs provide more information about some of the primary factors that were relevant to the Board’s decision. The Board Members did not identify any particular information, or any single factor as determinative, and each Board Member may have attributed different weights to the various items and factors considered.

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)
2025
BlackRock Annual Financial Statements and Additional Information
38
A. Nature, Extent and Quality of the Services Provided by BlackRock
The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services, and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, relevant benchmarks, and performance metrics, as applicable. The Board met with BlackRock’s senior management personnel responsible for investment activities, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing the Fund’s performance, investment strategies and outlook.
The Board considered, among other factors, with respect to BlackRock: the experience of the Fund’s portfolio management team; research capabilities; investments by portfolio managers in the funds they manage; portfolio trading capabilities; use of certain trading, portfolio management, operations and/or information systems owned by BlackRock; commitment to compliance; credit analysis capabilities; risk analysis and oversight capabilities; and the approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also considered BlackRock’s overall risk management program, including the continued efforts of
BlackRock and its affiliates to address cybersecurity risks and the role of BlackRock’s Risk & Quantitative Analysis Group. The Board engaged in a review of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent and create performance incentives.
In addition to investment advisory services, the Board considered the nature and quality of the administrative and other non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In particular, BlackRock and its affiliates provide the Fund with administrative services including, among others: (i) responsibility for disclosure documents, such as the prospectus, the summary prospectus (as applicable), the statement of additional information and periodic shareholder reports; (ii) oversight of daily accounting and pricing; (iii) responsibility for periodic filings with regulators; (iv) overseeing and coordinating the activities of third-party service providers including, among others, the Fund’s custodian, fund accountant, transfer agent, and auditor; (v) organizing Board meetings and preparing the materials for such Board meetings; (vi) providing legal and compliance support; (vii) furnishing analytical and other support to assist the Board in its consideration of strategic issues such as the merger, consolidation or repurposing of certain open-end funds; and (viii) performing or managing administrative functions necessary for the operation of the Fund, such as tax reporting, expense management, fulfilling regulatory filing requirements, overseeing the Fund’s distribution partners, and shareholder call center and other services. The Board reviewed the structure and duties of BlackRock’s fund administration, shareholder services, and legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations. The Board also considered the operation of
BlackRock’s business continuity plans.
The Board noted that the engagement of the Sub-Advisor with respect to the Fund facilitates the provision of investment advice and trading by investment personnel out of non-U.S. jurisdictions. The Board considered that this arrangement provides additional flexibility to the portfolio management team, which may benefit the
Fund and its shareholders.
B. The Investment Performance of the Fund
The Board, including the Independent Board Members, reviewed and considered the performance history of the Fund throughout the year and at the May
Meeting. The Board was provided with Fund performance reporting and analysis, relative to applicable performance metrics, by BlackRock throughout the year and at the
May Meeting. In preparation for the May Meeting, the Board was also provided with reports independently prepared by Broadridge, which included an analysis of the Fund’s performance as of December 31, 2024, as compared to its Performance Peers. Broadridge ranks funds in quartiles, ranging from first to fourth, where first is the most desirable quartile position and fourth is the least desirable. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to its Performance Peers. The Board and its Performance Oversight Committee regularly review and meet with Fund management to discuss the performance of the Fund throughout the year.
The Board noted that while it found the data provided by Broadridge generally useful, it recognized the limitations of such data, including in particular, that notable differences may exist between a fund and its Performance Peers (for example, the investment objectives and strategies). Further, the Board recognized that the performance data reflects a snapshot of a period as of a particular date and that selecting a different performance period could produce significantly different results. The Board also acknowledged that long-term performance could be impacted by even one period of significant outperformance or underperformance, and that a single investment theme could have the ability to disproportionately affect long-term performance.
The Board noted that for each of the one-year, three-year and since-inception periods reported, the Fund ranked in the third quartile against its Performance
Peers. The Board and BlackRock reviewed the Fund’s underperformance relative to its Performance Peers during the applicable periods.
C. Consideration of the Advisory/Management Fees and the Estimated Cost of the Services and Estimated Profits Realized by
BlackRock and its Affiliates from their Relationship with the Fund
The Board, including the Independent Board Members, reviewed the Fund’s contractual management fee rate compared with those of its Expense Peers. The contractual management fee rate represents a combination of the advisory fee and any administrative fees, before taking into account any reimbursements or fee waivers.
The Board also compared the Fund’s total expense ratio, as well as its actual management fee rate, to those of its Expense Peers. The total expense ratio represents a fund’s total net operating expenses, including any 12b-1 or non-12b-1 service fees. The total expense ratio gives effect to any expense reimbursements or fee waivers, and the actual management fee rate gives effect to any management fee reimbursements or waivers. The Board considered that the fee and expense information in the
Broadridge report for the Fund reflected information for a specific period and that historical asset levels and expenses may differ from current levels, particularly in a period of market volatility. The Board also noted that while it found the expense comparison provided by Broadridge generally useful, it recognized that the comparison is subject to
Broadridge’s defined peer selection criteria and methodology. The Board considered the services provided and the fees charged by BlackRock and its affiliates to other types of clients with similar investment mandates, as applicable, including institutional accounts and sub-advised mutual funds (including mutual funds sponsored by third parties).

Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
(continued)
39
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreement
The Board reviewed BlackRock’s profitability methodology and was also provided with an estimated profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s estimated profitability with respect to the Fund and other funds the Board currently oversees for the year ended December 31, 2024 compared to available aggregate estimated profitability data provided for the prior two years. The
Board reviewed BlackRock’s estimated profitability with respect to certain other U.S. fund complexes managed by the Manager and/or its affiliates. The Board reviewed
BlackRock’s assumptions and methodology of allocating expenses in the estimated profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, precision of expense allocations and business mix. The Board thus recognized the limitations of calculating and comparing profitability at the individual fund level.
The Board received and reviewed statements relating to BlackRock’s financial condition. The Board reviewed BlackRock’s overall operating margin, in general, compared to that of certain other publicly traded asset management firms. The Board considered the differences between BlackRock and these other firms, including the contribution of BlackRock’s technology business, BlackRock’s expense management, and the relative product mix. The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available.
The Board considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board. The Board further considered factors including but not limited to BlackRock’s commitment of time and resources, assumption of risk, and liability profile in servicing the Fund, including in contrast to what is required of
BlackRock with respect to other products with similar investment mandates across the open-end fund, ETF, closed-end fund, sub-advised mutual fund, separately managed account, collective investment trust, and institutional separate account product channels, as applicable.
The Board noted that the Fund’s contractual management fee rate ranked in the second quartile, and that the actual management fee rate and total expense ratio each ranked in the first quartile relative to the Fund’s Expense Peers. The Board also noted that the Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Fund increases above certain contractually specified levels. The Board additionally noted that the breakpoints can, conversely, adjust the advisory fee rate upward as the size of the Fund decreases below certain contractually specified levels. The Board further noted that BlackRock and the Board have contractually agreed to a cap on the Fund’s total expenses as a percentage of the Fund’s average daily net assets on a class-by-class basis.
D. Economies of Scale
The Board, including the Independent Board Members, considered the extent to which any economies of scale might benefit the Fund in a variety of ways as the assets of the Fund increase. The Board considered multiple factors, including the advisory fee rate and breakpoints, unitary fee structure, fee waivers, and/or expense caps, as applicable. The Board considered the Fund’s asset levels and whether the current fee schedule was appropriate.
E. Other Factors Deemed Relevant by the Board Members
The Board, including the Independent Board Members, also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates may derive from
BlackRock’s respective relationships with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios and its risk management personnel, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, distribution, securities lending, and cash management services. With respect to securities lending, during the year the Board also considered information provided by independent third-party consultants related to the performance of each BlackRock affiliate as securities lending agent. The
Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations. The Board also noted that, subject to applicable law, BlackRock may use and benefit from third-party research obtained by soft dollars generated by certain registered fund transactions to assist in managing all or a number of its other client accounts.
In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.
The Board noted the competitive nature of the mutual fund marketplace, and that shareholders are able to redeem their Fund shares if they believe that the Fund’s fees and expenses are too high or if they are dissatisfied with the performance of the Fund.
Conclusion
At the June Meeting, in a continuation of the discussions that occurred during the May Meeting, and as a culmination of the Board’s year-long deliberative process, the Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and the Trust, on behalf of the Fund, for a one-year term ending June 30, 2026, and the Sub-Advisory Agreements between the Manager and the Sub-Advisor, with respect to the Fund, for a one-year term ending June 30, 2026. Based upon its evaluation of all of the aforementioned factors in their totality, as well as other information, the Board, including the Independent
Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at its decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board
Members may have attributed different weights to the various factors considered. The Independent Board Members were advised by independent legal counsel throughout the deliberative process.

Glossary of Terms Used in these Financial Statements
2025
BlackRock Annual Financial Statements and Additional Information
40
Currency Abbreviation
EUR Euro
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
OTC Over-the-counter
PIK Payment-In-Kind
REIT Real Estate Investment Trust
SOFR Secured Overnight Financing Rate

Want to know more?
blackrock.com | 800-441-7762
This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies - Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in Registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds V

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds V

Date: November 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
          BlackRock Funds V

Date: November 21, 2025

By:     /s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock Funds V

Date: November 21, 2025